EQ ADVISORS TRUST
EQ/AGGRESSIVE STOCK PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2001 (Unaudited)




                                              NUMBER                 VALUE
                                             OF SHARES             (NOTE 1)
                                        ------------------   --------------------
COMMON STOCKS:
CONSUMER DISCRETIONARY (14.6%)
APPAREL RETAIL (0.1%)
Abercrombie & Fitch Co.,
  Class A* ..........................      27,004            $    1,201,678
American Eagle Outfitters, Inc.*           22,860                   805,586
Limited, Inc. .......................     138,000                 2,279,760
                                                             --------------
                                                                  4,287,024
                                                             --------------
AUTOMOBILES (1.5%)
Harley-Davidson, Inc. ...............     913,310                42,998,635
                                                             --------------
CASINOS & GAMING (0.3%)
Gtech Holdings Corp.* ...............      11,480                   407,655
Harrah's Entertainment, Inc.* .......      29,778                 1,051,164
International Game Technology* ......      19,996                 1,254,749
Park Place Entertainment Corp.* .....     367,800                 4,450,380
WMS Industries, Inc.*^ ..............      15,620                   502,495
                                                             --------------
                                                                  7,666,443
                                                             --------------
DEPARTMENT STORES (0.8%)
Kohl's Corp.* .......................     359,200                22,532,616
                                                             --------------
GENERAL MERCHANDISE STORES (0.4%)
BJ's Wholesale Club, Inc.* ..........      21,200                 1,129,112
Costco Wholesale Corp.* .............     208,666                 8,571,999
Dollar General Corp. ................      10,392                   202,644
Target Corp. ........................      18,796                   650,341
Wal-Mart Stores, Inc. ...............      13,132                   640,842
                                                             --------------
                                                                 11,194,938
                                                             --------------
HOME IMPROVEMENT RETAIL (3.8%)
Home Depot, Inc. ....................   1,548,805                72,096,873
Lowe's Cos., Inc. ...................     506,639                36,756,659
                                                             --------------
                                                                108,853,532
                                                             --------------
HOTELS (0.5%)
Four Seasons Hotels, Inc.^ ..........     239,500                13,256,325
Starwood Hotels & Resorts
  Worldwide, Inc. ...................      14,760                   550,253
                                                              -------------
                                                                 13,806,578
                                                              -------------
HOUSEHOLD DURABLES (0.0%)
Rent-A-Center, Inc.* ................       2,344                   123,294
Stanley Works .......................      19,624                   821,853
                                                              -------------
                                                                    945,147
                                                              -------------
INTERNET RETAIL (0.1%)
eBay, Inc.*^ ........................      64,200                 4,397,058
                                                              -------------
LEISURE PRODUCTS (0.1%)
Mattel, Inc.^ .......................     181,988                 3,443,213
                                                               ------------
MEDIA (5.8%)
AOL Time Warner, Inc.* ..............   1,024,420                54,294,260
AT&T Corp. -- Liberty Media
  Corp., Class A* ...................     760,400                13,299,396
Charter Communications, Inc.,
  Class A*^ .........................     512,320                11,962,672
Clear Channel Communications,
  Inc.* .............................     319,840                20,053,968
CNET Networks, Inc. .................      29,800                   387,400
Comcast Corp., Class A* .............     793,375                34,432,475
Entercom Communications Corp.* ......      55,200                 2,959,272
Fox Entertainment Group, Inc.,
  Class A* ..........................     130,240                 3,633,696


                                              NUMBER                 VALUE
                                             OF SHARES             (NOTE 1)
                                        ------------------   --------------------
Gemstar-TV Guide International,
  Inc.* .............................      58,100            $    2,475,060
Lamar Advertising Co.*^ .............       5,150                   226,600
McGraw-Hill Cos., Inc. ..............       9,832                   650,387
Pegasus Communications Corp.* .......       6,000                   135,000
Radio One, Inc.*^ ...................       8,450                   194,350
Reed International plc ..............      54,568                   484,143
Time Warner Telecom, Inc.,
  Class A*^ .........................      71,500                 2,396,680
Univision Communications, Inc.,
  Class A*^ .........................      96,310                 4,120,142
USA Networks, Inc.* .................     120,350                 3,369,800
Viacom, Inc., Class B* ..............     218,490                11,306,857
Westwood One, Inc.* .................      31,670                 1,167,040
                                                             --------------
                                                                167,549,198
                                                             --------------
RESTAURANTS (0.1%)
Applebee's International, Inc.^ .....      40,350                 1,291,200
CEC Entertainment, Inc.* ............       5,460                   269,451
Tricon Global Restaurants, Inc.* ....      19,914                   874,225
                                                             --------------
                                                                  2,434,876
                                                             --------------
SPECIALTY STORES (1.0%)
Barnes & Noble, Inc.*^ ..............      21,438                   843,585
Bed Bath & Beyond, Inc.* ............      42,668                 1,331,242
Electronics Boutique Holdings
  Corp.*^ ...........................       3,200                   101,600
Electronics for Imaging, Inc.* ......       3,432                   101,244
Galyans Trading Co., Inc.* ..........       9,300                   189,720
Tiffany & Co. .......................     722,800                26,179,816
Williams-Sonoma, Inc.*^ .............      19,326                   750,235
                                                             --------------
                                                                 29,497,442
                                                             --------------
TEXTILES & APPAREL (0.1%)
Cintas Corp.^ .......................      19,000                   878,750
Columbia Sportswear Co.*^ ...........      12,630                   644,004
Fast Retailing Co., Ltd. ............       2,200                   382,701
Jones Apparel Group, Inc. ...........      14,282                   616,982
Nike, Inc., Class B .................      42,582                 1,788,018
                                                             --------------
                                                                  4,310,455
                                                             --------------
  TOTAL CONSUMER DISCRETIONARY ......                           423,917,155
                                                             --------------
CONSUMER STAPLES (2.3%)
BEVERAGES (0.6%)
Anheuser-Busch Cos., Inc. ...........     113,200                 4,663,840
Foster's Group Ltd. .................     126,506                   353,594
PepsiCo, Inc. .......................     270,978                11,977,227
                                                             --------------
                                                                 16,994,661
                                                             --------------
DRUG RETAIL (0.2%)
CVS Corp. ...........................     159,690                 6,164,034
                                                             --------------
FOOD PRODUCTS (0.1%)
Constellation Brands, Inc.* .........      12,802                   524,882
Philip Morris Cos., Inc. ............      16,184                   821,338
Smithfield Foods, Inc.*^ ............       6,320                   254,696
                                                             --------------
                                                                  1,600,916
                                                             --------------
FOOD RETAIL (0.4%)
Kroger Co.* .........................     184,328                 4,608,200
Safeway, Inc.* ......................     153,187                 7,352,976
SYSCO Corp. .........................      20,210                   548,702
                                                             --------------
                                                                 12,509,878
                                                             --------------

EQ ADVISORS TRUST
EQ/AGGRESSIVE STOCK PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2001 (Unaudited)




                                             NUMBER               VALUE
                                            OF SHARES           (NOTE 1)
                                       ------------------   ---------------
HOUSEHOLD PRODUCTS (0.7%)
Colgate-Palmolive Co. ..............       345,500          $   20,381,045
                                                            --------------
PERSONAL PRODUCTS (0.3%)
Avon Products, Inc. ................        68,100               3,151,668
Estee Lauder Cos., Inc.,
  Class A^ .........................        89,000               3,835,900
Gillette Co. .......................        31,200                 904,488
                                                            --------------
                                                                 7,892,056
                                                            --------------
  TOTAL CONSUMER STAPLES ...........                            65,542,590
                                                            --------------
ENERGY (2.1%)
INTEGRATED OIL & GAS (0.0%)
TotalFinaElf S.A.* .................         7,000                 980,136
                                                            --------------
OIL & GAS DRILLING (0.4%)
Global Marine, Inc.* ...............       142,080               2,646,950
Santa Fe International Corp. .......       113,800               3,300,200
Transocean Sedco Forex, Inc. .......       113,500               4,681,875
                                                            --------------
                                                                10,629,025
                                                            --------------
OIL & GAS EQUIPMENT &
  SERVICES (1.7%)
Apache Corp. .......................        51,500               2,613,625
Baker Hughes, Inc. .................       366,400              12,274,400
Devon Energy Corp. .................         5,036                 264,390
Grant Prideco, Inc.* ...............       136,000               2,378,640
Kerr-McGee Corp.^ ..................        29,200               1,935,084
Noble Drilling Corp.* ..............        57,100               1,870,025
Smith International, Inc.*^ ........       410,020              24,560,198
Weatherford International, Inc.*^ ..        87,568               4,203,264
                                                            --------------
                                                                50,099,626
                                                            --------------
  TOTAL ENERGY .....................                            61,708,787
                                                            --------------
FINANCIALS (14.1%)
BANKS (0.8%)
Bank One Corp. .....................       110,900               3,970,220
First Tennessee National Corp. .....            46                   1,597
FleetBoston Financial Corp. ........        32,188               1,269,816
KeyCorp. ...........................        48,500               1,263,425
SouthTrust Corp. ...................        11,690                 303,940
Washington Mutual, Inc. ............       420,000              15,771,000
                                                            --------------
                                                                22,579,998
                                                            --------------
DIVERSIFIED FINANCIALS (10.8%)
Capital One Financial Corp. ........        16,016                 960,960
Citigroup, Inc. ....................     1,341,964              70,909,378
Fannie Mae .........................       400,240              34,080,436
Freddie Mac ........................       620,690              43,448,300
Goldman Sachs Group, Inc. ..........       144,446              12,393,467
Household International, Inc. ......        32,380               2,159,746
JP Morgan Chase & Co. ..............       246,200              10,980,520
Legg Mason, Inc. ...................        47,800               2,378,528
Lehman Brothers Holdings, Inc. .....       347,605              27,026,289
MBNA Corp. .........................       405,800              13,371,110
Merrill Lynch & Co., Inc. ..........       576,728              34,171,134
Morgan Stanley Dean Witter
  & Co. ............................       517,900              33,264,717
Providian Financial Corp. ..........        19,040               1,127,168
State Street Corp. .................        93,600               4,632,264
USA Education, Inc. ................       312,538              22,815,274
                                                            --------------
                                                               313,719,291
                                                            --------------


                                             NUMBER                 VALUE
                                            OF SHARES             (NOTE 1)
                                       ------------------   --------------------
INSURANCE (2.5%)
Ace Ltd. ...........................     123,100            $    4,811,979
AFLAC, Inc. ........................     338,710                10,665,978
Allstate Corp. .....................      10,762                   473,420

American International Group,
  Inc. .............................     403,895                34,734,970
CIGNA Corp. ........................      48,900                 4,685,598
Metlife, Inc. ......................      42,371                 1,312,654
MGIC Investment Corp. ..............      11,492                   834,779
St. Paul Cos., Inc. ................     127,410                 6,458,413
UnumProvident Corp. ................      57,660                 1,852,039
Willis Group Holdings Ltd.*^ .......      48,400                   859,100
XL Capital Ltd. ....................      64,700                 5,311,870
                                                            --------------
                                                                72,000,800
                                                            --------------
  TOTAL FINANCIALS .................                           408,300,089
                                                            --------------
HEALTH CARE (18.5%)
BIOTECHNOLOGY (1.5%)
Affymetrix, Inc.*^ .................      91,700                 2,021,985
Amgen, Inc.* .......................     361,510                21,936,427
Celgene Corp.* .....................       6,200                   178,870
Enzon, Inc.*^ ......................       1,500                    93,750
Genentech, Inc.* ...................     252,176                13,894,898
Gilead Sciences, Inc.*^ ............      16,660                   969,445
Human Genome Sciences, Inc.* .......      87,200                 5,253,800
Myriad Genetics, Inc.* .............       5,200                   329,263
                                                            --------------
                                                                44,678,438
                                                            --------------
HEALTH CARE EQUIPMENT &
  SERVICES (5.1%)
Abgenix, Inc.* .....................      12,662                   569,790
Amerisource Health Corp.,
  Class A*^ ........................      14,400                   796,320
Applied Biosystems Group --
  Applera Corp. ....................     415,550                11,115,962
Cardinal Health, Inc. ..............     469,281                32,380,389
Covance, Inc.* .....................      21,600                   489,240
Guidant Corp.* .....................     140,480                 5,057,280
Health Management Associates,
  Inc., Class A* ...................     732,100                15,403,384
ImClone Systems, Inc.*^ ............      20,862                 1,101,514
Inhale Therapeutic Systems,
  Inc.* ............................       8,180                   188,140
Laboratory Corp. of America
  Holdings*^ .......................      34,400                 2,645,360
McKesson HBOC, Inc. ................      14,700                   545,664
Medtronic, Inc. ....................     190,100                 8,746,501
NBTY, Inc.* ........................      27,140                   337,622
Priority Healthcare Corp.,
  Class B* .........................     201,400                 5,695,592
Protein Design Labs, Inc.* .........       1,000                    86,760
Quest Diagnostics, Inc.* ...........     317,440                23,760,384
Serono S.A.*^ ......................      32,399                   808,355
Techne Corp.* ......................       7,970                   259,025
Tenet Healthcare Corp.* ............     603,507                31,134,926
UnitedHealth Group, Inc. ...........     112,766                 6,963,300
                                                            --------------
                                                               148,085,508
                                                            --------------
PHARMACEUTICALS (11.9%)
Abbott Laboratories ................      50,400                 2,419,704
AdvancePCS* ........................       8,674                   555,570

EQ ADVISORS TRUST
EQ/AGGRESSIVE STOCK PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2001 (Unaudited)




                                                                                 NUMBER               VALUE
                                                                                OF SHARES           (NOTE 1)
                                                                           ------------------   --------------------
Allergan, Inc. .........................................................     326,290          $   27,897,795
American Home Products Corp. ...........................................     219,000              12,798,360
Andrx Group*^ ..........................................................      39,352               3,030,104
AstraZeneca plc ........................................................       6,606                 308,216
Barr Laboratories, Inc.*^ ..............................................       2,300                 161,943
Biovail Corp.*^ ........................................................      80,720               3,511,320
Bristol-Myers Squibb Co. ...............................................      82,900               4,335,670
Elan Corp. plc (ADR)*^ .................................................      10,600                 646,600
Eli Lilly & Co. ........................................................      44,900               3,322,600
Express Scripts, Inc.*^ ................................................      54,400               2,993,632
Forest Laboratories, Inc.* .............................................     639,460              45,401,660
Genzyme Corp. -- General
  Division*^ ...........................................................      66,960               4,084,560
IDEC Pharmaceuticals Corp.*^ ...........................................   1,027,914              69,579,499
Johnson & Johnson ......................................................     241,532              12,076,600
MedImmune, Inc.* .......................................................       9,800                 462,560
Merck & Co., Inc. ......................................................     327,028              20,900,360
Millennium Pharmaceuticals,
  Inc.* ................................................................      23,818                 847,444
Novartis AG (Registered) ...............................................     363,500              13,156,220
Pfizer, Inc. ...........................................................   2,172,458              87,006,943
Pharmacia Corp. ........................................................     431,500              19,827,425
Sanofi-Synthelabo S.A. .................................................      67,900               4,454,758
Schering-Plough Corp. ..................................................      41,600               1,507,584
Teva Pharmaceutical Industries
  Ltd. (ADR)^ ..........................................................      20,400               1,270,920
Watson Pharmaceuticals, Inc.* ..........................................      15,205                 937,236
                                                                                              --------------
                                                                                                 343,495,283
                                                                                              --------------
  TOTAL HEALTH CARE ....................................................                         536,259,229
                                                                                              --------------
INDUSTRIALS (13.0%)
AEROSPACE & DEFENSE (2.7%)
Boeing Co. .............................................................     410,960              22,849,376
General Dynamics Corp. .................................................     317,072              24,671,372
Goodrich Corp. .........................................................      11,870                 450,823
United Technologies Corp. ..............................................     411,832              30,170,812
                                                                                              --------------
                                                                                                  78,142,383
                                                                                              --------------
AIR FREIGHT & COURIERS (0.4%)
FedEx Corp.* ...........................................................     300,000              12,060,000
                                                                                              --------------
AIRLINES (0.7%)
Southwest Airlines Co. .................................................   1,111,800              20,557,182
                                                                                              --------------
BUILDING PRODUCTS (0.1%)
American Standard Cos., Inc.* ..........................................      47,174               2,835,157
                                                                                              --------------
COMMERCIAL SERVICES &
  SUPPLIES (2.9%)
Allied Waste Industries, Inc.* .........................................      13,010                 243,027
Amdocs Ltd.*^ ..........................................................     487,700              26,262,645
Apollo Group, Inc., Class A * ..........................................      10,000                 424,500
Automatic Data Processing, Inc. ........................................      99,800               4,960,060
CheckFree Corp.*^ ......................................................       2,300                  80,661
Concord EFS, Inc.*^ ....................................................     408,600              21,251,286
Corinthian Colleges, Inc.* .............................................       7,000                 329,490
Edison Schools, Inc.*^ .................................................     110,000               2,512,400
Education Management Corp.* ............................................       1,300                  52,065
First Data Corp. .......................................................      81,800               5,255,650
Fiserv, Inc.* ..........................................................      78,900               5,048,022
Hotel Reservations Network,
  Inc.* ................................................................       2,900                 134,937
IMS Health, Inc. .......................................................     464,600              13,241,100
ITT Educational Services, Inc.* ........................................      11,600                 522,000


                                                                                 NUMBER                 VALUE
                                                                                OF SHARES             (NOTE 1)
                                                                           ------------------   --------------------
Pegasus Solutions, Inc.* ...............................................          76          $          878
Robert Half International, Inc.* .......................................      39,500                 983,155
Spherion Corp.* ........................................................      43,500                 389,325
TeleTech Holdings, Inc.* ...............................................      12,700                 114,173
Viad Corp. .............................................................     124,000               3,273,600
                                                                                              --------------
                                                                                                  85,078,974
                                                                                              --------------
CONSTRUCTION & ENGINEERING (0.1%)
Fluor Corp. (New) ......................................................      14,052                 634,448
Jacobs Engineering Group, Inc. * .......................................      14,414                 940,225
                                                                                              --------------
                                                                                                   1,574,673
                                                                                              --------------
ELECTRICAL EQUIPMENT (0.0%)
Capstone Turbine Corp. * ...............................................       9,320                 205,879
Flowserve Corp.* .......................................................       2,900                  89,175
                                                                                              --------------
                                                                                                     295,054
                                                                                              --------------
INDUSTRIAL CONGLOMERATES (5.7%)
General Electric Co. ...................................................   1,584,462              77,242,523
Minnesota Mining &
  Manufacturing Co. ....................................................       3,342                 381,322
Textron, Inc. ..........................................................       5,572                 306,683
Tyco International Ltd. ................................................   1,586,980              86,490,410
                                                                                              --------------
                                                                                                 164,420,938
                                                                                              --------------
MACHINERY (0.3%)
Danaher Corp. ..........................................................     140,600               7,873,600
Global Power Equipment Group,
 Inc. .................................................................      14,850                 435,105
SPX Corp.*^ ............................................................       6,140                 768,605
                                                                                              --------------
                                                                                                   9,077,310
                                                                                              --------------
RAILROADS (0.1%)
Burlington Northern Santa Fe
  Corp. ................................................................      65,800               1,985,186
Canadian National Railway Co.^ .........................................      10,413                 421,726
CSX Corp. ..............................................................       9,056                 328,189
                                                                                              --------------
                                                                                                   2,735,101
                                                                                              --------------
  TOTAL INDUSTRIALS ....................................................                         376,776,772
                                                                                              --------------
INFORMATION TECHNOLOGY (26.4%)
APPLICATION SOFTWARE (4.0%)
Activision, Inc.* ......................................................      18,410                 722,592
BEA Systems, Inc.*^ ....................................................   1,160,100              35,626,671
Cadence Design Systems, Inc.* ..........................................     228,600               4,258,818
Citrix Systems, Inc.* ..................................................      61,700               2,153,330
E.piphany, Inc.* .......................................................      62,200                 631,952
Electronic Arts, Inc.* .................................................      13,309                 770,591
Informatica Corp.* .....................................................      45,600                 791,616
Inktomi Corp.*^ ........................................................      18,600                 178,374
Interwoven, Inc.*^ .....................................................      25,200                 425,880
Manugistics Group, Inc.*^ ..............................................      21,400                 537,140
Mercury Interactive Corp.*^ ............................................     663,500              39,743,650
Netegrity, Inc.*^ ......................................................      20,800                 624,000
NetIQ Corp.* ...........................................................      31,200                 976,248
PeopleSoft, Inc.* ......................................................     282,605              13,912,644
Peregrine Systems, Inc.*^ ..............................................      38,000               1,102,000
Portal Software, Inc. ..................................................      61,800                 255,234
Rational Software Corp.* ...............................................     196,200               5,503,410
SAP AG .................................................................       4,400                 606,773
SAP AG (ADR)^ ..........................................................      15,400                 540,386
Siebel Systems, Inc.* ..................................................     111,870               5,246,703
Synopsys, Inc.* ........................................................      16,210                 784,402

EQ ADVISORS TRUST
EQ/AGGRESSIVE STOCK PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2001 (Unaudited)




                                               NUMBER                 VALUE
                                              OF SHARES             (NOTE 1)
                                         ------------------   --------------------
Take-Two Interactive Software *^......        34,580          $      641,459
THQ, Inc.* ...........................        16,188                 965,291
Tibco Software, Inc. *^ ..............        10,500                 134,085
                                                              --------------
                                                                 117,133,249
                                                              --------------
COMPUTER HARDWARE (0.5%)
Compaq Computer Corp. ................        88,970               1,378,145
Dell Computer Corp.* .................       239,360               6,259,264
International Business Machines
  Corp. ..............................        24,663               2,786,919
Palm, Inc.* ..........................        52,800                 320,496
Sun Microsystems, Inc.* ..............       227,300               3,573,156
                                                              --------------
                                                                  14,317,980
                                                              --------------
COMPUTER STORAGE &
  PERIPHERALS (1.3%)
EMC Corp.* ...........................       966,850              28,086,993
Legato Systems, Inc.* ................        31,200                 497,640
Lexmark International, Inc.* .........        92,420               6,215,245
Network Appliance, Inc.* .............        49,500                 678,150
Sandisk Corp.*^ ......................        39,000               1,087,710
                                                              --------------
                                                                  36,565,738
                                                              --------------
ELECTRONIC EQUIPMENT &
  INSTRUMENTS (1.8%)
Celestica, Inc.*^ ....................        44,100               2,271,150
Cypress Semiconductor Corp.*^ ........        30,300                 722,655
Emulex Corp.*^ .......................        47,230               1,908,092
Flextronics International Ltd.* ......       977,200              25,514,692
Intergraph Corp.* ....................        14,500                 223,300
Intersil Corp., Class A* .............        41,620               1,514,968
Nanometrics, Inc.*^ ..................         5,620                 154,477
Pentair, Inc. ........................         5,900                 199,420
Sanmina Corp.* .......................       357,500               8,369,075
SCI Systems, Inc.* ...................        42,600               1,086,300
Solectron Corp.* .....................       482,100               8,822,430
Tektronix, Inc. ......................        89,900               2,440,785
                                                              --------------
                                                                  53,227,344
                                                              --------------
INTERNET SOFTWARE & SERVICES (0.9%)
Affiliated Computer Services,
  Inc., Class A*^ ....................        70,200               5,048,082
Akamai Technologies, Inc.*^ ..........        74,200                 680,785
CacheFlow, Inc.* .....................        31,900                 157,267
Check Point Software
  Technologies Ltd.*^ ................       214,185              10,831,335
Digex, Inc.* .........................        35,600                 462,800
Exodus Communications, Inc.*^ ........       122,700                 252,762
i2 Technologies, Inc.*^ ..............        65,400               1,294,920
Internet Security Systems^ ...........        16,000                 776,960
MetaSolv, Inc. * .....................        22,700                 180,011
VeriSign, Inc.*^ .....................        94,140               5,649,341
webMethods, Inc.*^ ...................        19,120                 404,962
                                                              --------------
                                                                  25,739,225
                                                              --------------
IT CONSULTING & SERVICES (0.4%)
BISYS Group, Inc. (The)* .............        88,300               5,209,700
Computer Sciences Corp.* .............        39,000               1,349,400
Electronic Data Systems Corp. ........        10,968                 685,500
Sungard Data Systems, Inc.* ..........        95,520               2,866,555
WatchGuard Technologies* .............        14,400                 147,600
                                                              --------------
                                                                  10,258,755
                                                              --------------


                                               NUMBER                 VALUE
                                              OF SHARES             (NOTE 1)
                                         ------------------   ------------------
NETWORKING EQUIPMENT (2.0%)
Cabletron Systems Corp.* .............     219,400            $    5,013,290
Cisco Systems, Inc.* .................   2,610,630                47,513,466
Juniper Networks, Inc. *^ ............     202,800                 6,307,080
Oni Systems Corp.* ...................       2,900                    80,910
                                                              --------------
                                                                  58,914,746
                                                              --------------
OFFICE ELECTRONICS (0.1%)
DST Systems, Inc.* ...................      80,400                 4,237,080
                                                              --------------
SEMICONDUCTOR EQUIPMENT (2.4%)
Alpha Industries, Inc.* ..............       5,800                   171,390
Applied Materials, Inc.* .............     918,454                45,096,092
Applied Micro Circuits Corp.*^ .......     256,200                 4,406,640
ASM International N.V.* ..............      28,706                   569,814
Brooks Automation, Inc.*^ ............      20,564                   948,000
Cirrus Logic, Inc.* ..................      60,500                 1,393,315
Integrated Device Technology,
  Inc.* ..............................      11,500                   364,435
KLA-Tencor Corp.* ....................      11,660                   681,760
Lam Research Corp.*^ .................      78,535                 2,328,563
LTX Corp.* ...........................      37,902                   968,775
Marvell Technology Group Ltd.*^ ......      21,300                   572,970
Mattson Technology, Inc.* ............         912                    15,942
Novellus Systems, Inc.* ..............      30,865                 1,752,823
QLogic Corp.* ........................     135,800                 8,752,310
Rudolph Technologies, Inc.* ..........       5,300                   249,100
Teradyne, Inc.* ......................      22,420                   742,102
TranSwitch Corp.* ....................      32,800                   360,800
                                                              --------------
                                                                  69,374,831
                                                              --------------
SEMICONDUCTORS (5.2%)
Advanced Micro Devices, Inc.*^ .......     144,660                 4,177,781
Agere Systems, Inc., Class A* ........     580,000                 4,350,000
Altera Corp.* ........................     357,500                10,367,500
Analog Devices, Inc.* ................     651,600                28,181,700
Atmel Corp.* .........................     235,700                 3,179,593
Broadcom Corp., Ltd., Class A*^ ......      24,700                 1,056,172
Fairchild Semiconductor
  International, Inc., Class A*^ .....      19,400                   446,200
Intel Corp. ..........................      50,600                 1,480,050
Lattice Semiconductor Corp.*^ ........       6,400                   156,160
Linear Technology Corp. ..............      20,400                   902,088
LSI Logic Corp.* .....................      83,800                 1,575,440
Micron Technology, Inc.* .............     355,000                14,590,500
PMC-Sierra, Inc.* ....................       7,000                   217,490
Taiwan Semiconductor
  Manufacturing Co., Ltd.
  (ADR)*^ ............................   2,121,658                32,227,985
Texas Instruments, Inc. ..............   1,242,900                39,151,350
Vitesse Semiconductor Corp.* .........      10,300                   216,712
Xilinx, Inc.* ........................     200,830                 8,282,229
                                                              --------------
                                                                 150,558,950
                                                              --------------
SYSTEMS SOFTWARE (5.0%)
Adobe Systems, Inc. ..................      78,360                 3,682,920
Art Technology Group, Inc.* ..........      62,200                   360,760
BMC Software, Inc.* ..................      59,400                 1,338,876
Brocade Communications
  System*^ ...........................     166,330                 7,316,857
CSG System International, Inc.* ......       6,200                   359,600
McData Corp.* ........................      28,905                   507,283
Microsoft Corp.* .....................   1,036,336                75,652,528

EQ ADVISORS TRUST
EQ/AGGRESSIVE STOCK PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2001 (Unaudited)




                                              NUMBER                 VALUE
                                             OF SHARES             (NOTE 1)
                                        ------------------   -----------------
Oracle Corp.* .......................     477,820            $    9,078,580
VERITAS Software Corp.* .............     678,170                45,118,650
                                                             --------------
                                                                143,416,054
                                                             --------------
TELECOMMUNICATIONS
  EQUIPMENT (2.8%)
CIENA Corp.*^ .......................   1,025,910                38,984,580
Global TeleSystems Group,
  Inc.*^ ............................   1,063,000                   106,300
JDS Uniphase Corp.* .................      29,300                   366,250
Mitel Corp.^ ........................      17,200                   175,268
Nokia OYJ (ADR) .....................     651,310                14,354,872
Nortel Networks Corp. ...............      64,100                   582,669
QUALCOMM, Inc.* .....................     396,756                23,202,291
Tekelec*^ ...........................     107,200                 2,905,120
                                                             --------------
                                                                 80,677,350
                                                             --------------
  TOTAL INFORMATION TECHNOLOGY ......                           764,421,302
                                                             --------------
MATERIALS (0.1%)
CHEMICALS (0.1%)
Air Products & Chemicals, Inc. ......      17,070                   780,952
Engelhard Corp. .....................      19,776                   510,023
Praxair, Inc. .......................      14,412                   677,364
                                                             --------------
                                                                  1,968,339
                                                             --------------
PAPER & FOREST PRODUCTS (0.0%)
Weyerhaeuser Co. ....................       7,996                   439,540
                                                             --------------
  TOTAL MATERIALS ...................                             2,407,879
                                                             --------------
TELECOMMUNICATION SERVICES (1.7%)
DIVERSIFIED TELECOMMUNICATION
  SERVICES (1.3%)
Advanced Fibre
  Communications, Inc.* .............      49,900                 1,047,900
Allegiance Telecom, Inc.* ...........     117,200                 1,756,828
American Tower Corp.,
  Class A*^ .........................     218,300                 4,512,261
Comverse Technology, Inc.* ..........     134,140                 7,659,394
EchoStar Communications Corp.,
  Class A*^ .........................     274,300                 8,892,806
Extreme Networks*^ ..................     112,100                 3,306,950
Global Crossing, Ltd.*^ .............      83,900                   724,896
Hughes Electronics Corp.* ...........      77,007                 1,559,392
McLeodUSA, Inc.*^ ...................      49,700                   228,123
Metromedia Fiber Network, Inc.,
  Class A*^ .........................      56,100                   114,444
NTL, Inc.* ..........................      54,600                   657,930
Qwest Communications
  International, Inc. ...............     115,800                 3,690,546
SBA Communications Corp.* ...........      20,500                   507,375
Sprint Corp. (FON Group) ............      18,700                   399,432
Tycom Ltd.*^ ........................      94,000                 1,616,800
                                                             --------------
                                                                 36,675,077
                                                             --------------
WIRELESS TELECOMMUNICATION
  SERVICES (0.4%)
China Mobile (Hong Kong) Ltd.* ......     214,000                 1,130,388
China Unicom Ltd. (ADR)*^ ...........      19,200                   339,840
Nextel Partners, Inc., Class A* .....     114,500                 1,777,040
RF Micro Devices, Inc.*^ ............      19,700                   531,309
Sprint Corp. (PCS Group)* ...........     307,530                 7,426,849
TeleCorp PCS, Inc., Class A .........      20,300                   393,211


                                              NUMBER                 VALUE
                                             OF SHARES             (NOTE 1)
                                        ------------------   --------------------
Triton PCS Holdings, Inc.,
  Class A*^ .........................       8,000            $      328,000
Vodafone Group plc (ADR)^ ...........      57,125                 1,276,744
                                                             --------------
                                                                 13,203,381
                                                             --------------

  TOTAL TELECOMMUNICATION
     SERVICES .......................                            49,878,458
                                                             --------------
UTILITIES (3.8%)
ELECTRIC UTILITIES (0.6%)
AES Corp.*^ .........................     356,775                15,359,164
Pinnacle West Capital Corp. .........      32,800                 1,554,720
                                                             --------------
                                                                 16,913,884
                                                             --------------
GAS UTILITIES (0.2%)
EL Paso Corp. .......................      88,668                 4,658,616
                                                             --------------
MULTI-UTILITIES (3.0%)
Calpine Corp.*^ .....................   1,017,543                38,463,125
Dynegy, Inc., Class A ...............     429,675                19,979,888
Enron Corp. .........................     580,000                28,420,000
                                                             --------------
                                                                 86,863,013
                                                             --------------
  TOTAL UTILITIES ...................                           108,435,513
                                                             --------------
TOTAL COMMON STOCKS (96.6%)
  (Cost $2,923,769,691) .............                         2,797,647,774
                                                             --------------


                                          PRINCIPAL
                                           AMOUNT
                                       --------------
SHORT-TERM DEBT SECURITIES:
TIME DEPOSIT (0.8%)
Chase Nassau
  3.45%, 7/2/01 ....................   $23,395,254             23,395,254
                                                             ------------
U.S. GOVERNMENT AGENCY (1.4%)
Federal Home Loan Bank
  (Discount Note) 7/2/01 ...........    39,000,000             38,996,208
                                                             ------------
TOTAL SHORT-TERM DEBT
  SECURITIES (2.2%)
  (Amortized Cost $62,391,462) .....                           62,391,462
                                                              -----------
TOTAL INVESTMENTS (98.8%)
  (Cost/Amortized Cost
     $2,986,161,153) ...............                        2,860,039,236

OTHER ASSETS
  LESS LIABILITIES (1.2%) ..........                           35,840,238
                                                           --------------
NET ASSETS (100%) ..................                       $2,895,879,474
                                                           ==============

---------------------
*   Non-income producing.

^   All, or a portion of security out on loan (Note 1).

    Glossary:
    ADR--American Depositary Receipt

EQ ADVISORS TRUST
EQ/AGGRESSIVE STOCK PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2001 (Unaudited)

--------------------------------------------------------------------------------
Investment security transactions for the period ended June 30, 2001, were as follows:




COST OF PURCHASES:
 Stocks and long-term corporate debt securities .........   $3,800,263,768
NET PROCEEDS OF SALES AND REDEMPTIONS:
 Stocks and long-term corporate debt securities .........    3,254,057,360

As of June 30, 2001, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:



 Aggregate gross unrealized appreciation.........    $  139,925,591
 Aggregate gross unrealized depreciation.........      (266,047,508)
                                                     --------------
Net unrealized depreciation .....................    $ (126,121,917)
                                                     ==============
Federal income tax cost of investments ..........    $2,986,161,153
                                                     ==============

At June 30, 2001, the Portfolio had loaned securities with a total value $283,232,033 which was secured by cash collateral of $291,029,088.


For the six months ended June 30, 2001, the Portfolio incurred approximately $212,374 and $111,961 as brokerage commissions with Montgomery Securities and Bernstein (Sanford C.) Co., Inc., respectively, both affiliated broker/dealers.




























                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/ALLIANCE COMMON STOCK PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2001 (Unaudited)




                                            NUMBER                 VALUE
                                          OF SHARES              (NOTE 1)
                                     -------------------   --------------------
COMMON STOCKS:
CONSUMER DISCRETIONARY (15.3%)
APPAREL RETAIL (0.2%)
Limited, Inc.(a) ....................    1,222,150            $  20,189,918
                                                              -------------
COMPUTER & ELECTRONICS RETAIL (0.3%)
RadioShack Corp. ....................    1,400,000               42,700,000
                                                              -------------
GENERAL MERCHANDISE STORES (0.1%)
Wal-Mart Stores, Inc. ...............      200,000                9,760,000
                                                              -------------
HOME IMPROVEMENT RETAIL (0.9%)
Home Depot, Inc. ....................    2,591,000              120,611,050
                                                              -------------
LEISURE FACILITIES (0.0%)
Carnival Corp.(a) ...................      200,000                6,140,000
                                                              -------------
MEDIA (13.8%)
Adelphia Communications Corp.,
  Class A(a)^* ......................    5,263,300              215,795,300
AOL Time Warner, Inc.(a)* ...........    3,270,000              173,310,000
AT&T Corp. -- Liberty Media
  Corp., Class A(a)* ................   35,157,904              614,911,741
Cablevision Systems Corp. --
  Rainbow Media Group* ..............      600,000               15,480,000
Cablevision Systems Corp.,
  Class A(a)* .......................    3,210,000              187,785,000
Chris-Craft Industries, Inc.* .......    1,266,690               90,441,695
Comcast Corp., Class A^* ............    3,123,600              135,564,240
News Corp., Ltd. (ADR)^ .............    5,330,500              198,028,075
United Pan-Europe
  Communications N.V.,
  Class A (ADR)^* ...................       50,000                  126,000
UnitedGlobalCom, Inc.,
  Class A ^* ........................    1,970,735               17,046,858
Viacom, Inc., Class B(a)* ...........    3,112,600              161,077,050
                                                              -------------
                                                              1,809,565,959
                                                              -------------
  TOTAL CONSUMER DISCRETIONARY.......                         2,008,966,927
                                                              -------------
CONSUMER STAPLES (2.6%)
FOOD PRODUCTS (0.9%)
Philip Morris Cos., Inc. ............    2,340,200              118,765,150
                                                              -------------
FOOD RETAIL (1.7%)
Kroger Co.* .........................    7,150,000              178,750,000
Safeway, Inc.* ......................      725,000               34,800,000
                                                              -------------
                                                                213,550,000
                                                              -------------
  TOTAL CONSUMER STAPLES ............                           332,315,150
                                                              -------------
ENERGY (4.6%)
INTEGRATED OIL & GAS (2.7%)
BP plc ..............................   31,557,616              259,766,941
Total Fina S.A. (ADR)^ ..............    1,343,850               94,338,270
                                                              -------------
                                                                354,105,211
                                                              -------------
OIL & GAS DRILLING (0.9%)
Santa Fe International Corp. ........    1,834,000               53,186,000
Transocean Sedco Forex, Inc.^ .......    1,565,800               64,589,250
                                                              -------------
                                                                117,775,250
                                                              -------------
OIL & GAS EQUIPMENT & SERVICES (1.0%)
Apache Corp. ........................    1,821,000               92,415,750
Baker Hughes, Inc. ..................    1,050,000               35,175,000
                                                              -------------
                                                                127,590,750
                                                              -------------
  TOTAL ENERGY ......................                           599,471,211
                                                              -------------




                                            NUMBER                 VALUE
                                          OF SHARES              (NOTE 1)
                                     -------------------   --------------------
FINANCIALS (28.2%)
BANKS (5.0%)
Bank of America Corp. ...............   10,805,700            $ 648,666,171
Bank One Corp. ......................       34,000                1,217,200
                                                              -------------
                                                                649,883,371
                                                              -------------
DIVERSIFIED FINANCIALS (14.8%)
Citigroup, Inc. .....................   18,552,870              980,333,651
Household International, Inc.(a).....    1,227,400               81,867,580
JP Morgan Chase & Co. ...............    7,057,254              314,753,528
MBNA Corp. ..........................   12,626,187              416,032,862
Providian Financial Corp.(a) ........    2,575,000              152,440,000
                                                              -------------
                                                              1,945,427,621
                                                              -------------
INSURANCE (8.0%)
AFLAC, Inc. .........................    2,549,400               80,280,606
American International Group,
  Inc. ..............................    7,493,210              644,416,060
John Hancock Financial Services......        9,900                  398,574
Loews Corp. .........................    2,247,000              144,774,210
PMI Group, Inc.(The)+ ...............    2,399,000              174,311,340
                                                              -------------
                                                              1,044,180,790
                                                              -------------
REAL ESTATE (0.4%)
Simon Property Group, Inc. ..........    1,098,000               32,907,060
Spieker Properties, Inc. ............       58,400                3,501,080
The Macerich Co. ....................      672,500               16,678,000
                                                              -------------
                                                                 53,086,140
                                                              -------------
  TOTAL FINANCIALS ..................                         3,692,577,922
                                                              -------------
HEALTH CARE (4.8%)
HEALTH CARE EQUIPMENT &
  SERVICES (0.5%)
Boston Scientific Corp.(a)* .........      422,875                7,188,875
Guidant Corp.(a)* ...................    1,135,000               40,860,000
Medtronic, Inc. .....................      555,600               25,563,156
                                                              -------------
                                                                 73,612,031
                                                              -------------
PHARMACEUTICALS (4.3%)
Bristol-Myers Squibb Co. ............    2,503,000              130,906,900
Merck & Co., Inc. ...................    1,714,400              109,567,304
Pfizer, Inc. ........................    1,700,000               68,085,000
Pharmacia Corp. .....................    3,143,200              144,430,040
Schering-Plough Corp.(a) ............    2,946,000              106,763,040
                                                              -------------
                                                                559,752,284
                                                              -------------
  TOTAL HEALTH CARE .................                           633,364,315
                                                              -------------
INDUSTRIALS (10.7%)
AEROSPACE & DEFENSE (0.9%)
Honeywell International, Inc.(a).....    3,643,750              127,494,813
                                                              -------------
AIRLINES (0.3%)
Continental Airlines, Inc.,
  Class B* ..........................      737,300               36,312,025
                                                              -------------
COMMERCIAL SERVICES &
  SUPPLIES (5.8%)
Arbitron, Inc.* .....................    1,675,080               40,369,428
Cendant Corp.(a)^* ..................   10,699,383              208,637,968
Ceridian Corp.(a)^*+ ................    6,575,400              126,050,418
IMS Health, Inc.(a) .................   13,428,000              382,698,000
                                                              -------------
                                                                757,755,814
                                                              -------------

EQ ADVISORS TRUST
EQ/ALLIANCE COMMON STOCK PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2001 (Unaudited)




                                                 NUMBER                 VALUE
                                               OF SHARES              (NOTE 1)
                                          -------------------   --------------------
INDUSTRIAL CONGLOMERATES (3.7%)
General Electric Co. .....................     4,700,000           $   229,125,000
Tyco International Ltd.(a) ...............     4,658,617               253,894,626
                                                                   ---------------
                                                                       483,019,626
                                                                   ---------------
  TOTAL INDUSTRIALS ......................                           1,404,582,278
                                                                   ---------------
INFORMATION TECHNOLOGY (11.6%)
COMPUTER HARDWARE (2.2%)
International Business Machines
  Corp.(a) ...............................     2,525,100               285,336,300
Sun Microsystems, Inc.(a)* ...............       405,540                 6,375,089
                                                                   ---------------
                                                                       291,711,389
                                                                   ---------------
ELECTRONIC EQUIPMENT &
  INSTRUMENTS (4.5%)
Flextronics International
  Ltd.(a)*^ ..............................     9,540,200               249,094,622
Sanmina Corp.*^ ..........................       934,900                21,886,009
SCI Systems, Inc.*+ ......................    10,883,400               277,526,700
Solectron Corp.* .........................     2,361,400                43,213,620
                                                                   ---------------
                                                                       591,720,951
                                                                   ---------------
NETWORKING EQUIPMENT (0.3%)
Cisco Systems, Inc.(a)* ..................     1,750,000                31,850,000
Juniper Networks, Inc.(a)* ...............       270,000                 8,397,000
                                                                   ---------------
                                                                        40,247,000
                                                                   ---------------
SEMICONDUCTOR EQUIPMENT (0.2%)
Applied Micro Circuits
  Corp.(a)* ..............................     1,200,000                20,640,000
                                                                   ---------------
SEMICONDUCTORS (1.1%)
Micron Technology, Inc.(a)* ..............     2,713,000               111,504,300
Texas Instruments, Inc.(a) ...............       500,000                15,750,000
Xilinx, Inc.(a)* .........................       250,000                10,310,000
                                                                   ---------------
                                                                       137,564,300
                                                                   ---------------
SYSTEMS SOFTWARE (2.9%)
Computer Associates
  International, Inc.(a) .................     2,290,530                82,459,080
Microsoft Corp.* .........................     3,715,000               271,195,000
Oracle Corp.(a)* .........................     1,399,000                26,581,000
                                                                   ---------------
                                                                       380,235,080
                                                                   ---------------
TELECOMMUNICATIONS EQUIPMENT (0.4%)
Global TeleSystems Group, Inc.*...........     3,187,400                   318,740
Loral Space &
  Communications^*+ ......................    19,361,000                54,210,800
Lucent Technologies, Inc.(a) .............       550,000                 3,410,000
                                                                   ---------------
                                                                        57,939,540
                                                                   ---------------
  TOTAL INFORMATION TECHNOLOGY............                           1,520,058,260
                                                                   ---------------
TELECOMMUNICATION SERVICES (17.6%)
DIVERSIFIED TELECOMMUNICATION
  SERVICES (6.8%)
BellSouth Corp. ..........................       221,648                 8,925,765
Cable & Wireless plc .....................     1,755,000                10,337,327
Comverse Technology, Inc.*^ ..............       100,000                 5,710,000
Deutsche Telekom(a)^ .....................     4,240,076                95,189,706
Hughes Electronics Corp.* ................     8,227,100               166,598,775
Level 3 Communications,
  Inc.(a)^* ..............................     2,750,000                15,097,500
NTL, Inc.(a)^* ...........................    12,612,175               151,976,709


                                                 NUMBER                 VALUE
                                               OF SHARES              (NOTE 1)
                                          -------------------   --------------------
Qwest Communications
  International, Inc.(a) .................     4,767,497           $   151,940,129
SBC Communications, Inc.(a) ..............     1,100,000                44,066,000
Sprint Corp. (FON Group) .................     7,303,700               156,007,032
WorldCom, Inc. -- MCI Group*..............       232,608                 3,744,989
WorldCom, Inc. -- WorldCom
  Group(a)* ..............................     5,815,222                82,576,152
                                                                   ---------------
                                                                       892,170,084
                                                                   ---------------
WIRELESS TELECOMMUNICATION
  SERVICES (10.8%)
AT&T Wireless Group* .....................    29,907,728               488,991,353
Millicom International Cellular
  S.A.* ..................................     2,035,600                51,093,560
Nextel Communications, Inc.,
  Class A(a)^* ...........................    12,564,400               219,877,000
Sprint Corp. (PCS Group)(a)*^ ............     1,500,000                36,225,000
Vodafone Group plc .......................   271,709,181               602,670,661
Western Wireless Corp.,
  Class A(a)* ............................       200,000                 8,600,000
                                                                   ---------------
                                                                     1,407,457,574
                                                                   ---------------
  TOTAL TELECOMMUNICATION
     SERVICES ............................                           2,299,627,658
                                                                   ---------------
UTILITIES (0.1%)
ELECTRIC UTILITIES (0.1%)
Reliant Resources, Inc.(a)* ..............       613,500                15,153,450
                                                                   ---------------
TOTAL COMMON STOCKS (95.5%)
  (Cost $12,751,740,428)..................                          12,506,117,171
                                                                   ---------------
PREFERRED STOCK:
CONSUMER DISCRETIONARY (0.1%)
MEDIA (0.1%)
UnitedGlobalCom, Inc., Series C
  (Cost $10,345,496)......................       419,900                 6,770,888
                                                                   ---------------
CONVERTIBLE PREFERRED
  STOCKS:
CONSUMER DISCRETIONARY (0.3%)
MEDIA (0.3%)
MediaOne Group, Inc. .....................       650,000                17,485,000
United Pan Europe
  Communication N.V.++** .................     1,351,000                20,265,000
                                                                   ---------------
  TOTAL CONSUMER DISCRETIONARY............                              37,750,000
                                                                   ---------------
INFORMATION TECHNOLOGY (0.0%)
TELECOMMUNICATIONS
  EQUIPMENT (0.0%)
Loral Space &
  Communications(solid triangle) ^* ......      500,000                 7,000,000
                                                                   ---------------
TOTAL CONVERTIBLE PREFERRED
  STOCKS (0.3%)
  (Cost $187,551,380).....................                              44,750,000
                                                                   ---------------

EQ ADVISORS TRUST
EQ/ALLIANCE COMMON STOCK PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2001 (Unaudited)


                                                  PRINCIPAL              VALUE
                                                   AMOUNT              (NOTE 1)
                                               --------------     ---------------
CONVERTIBLE BONDS:
FINANCIALS (0.3%)
DIVERSIFIED FINANCIALS (0.3%)
Verizon Global Funding Corp.(solid triangle)+*
  4.25%, 9/15/05 .............................   $40,000,000      $    39,300,000
                                                                  ---------------
TELECOMMUNICATION SERVICES (0.1%)
DIVERSIFIED TELECOMMUNICATION
  SERVICES (0.1%)
Global TeleSystems Group, Inc.
  5.75%, 7/1/10^ .............................    17,445,000              348,900
NTL, Inc.
  7.00%, 12/15/08 ............................    18,980,000            9,395,100
                                                                  ---------------
                                                                        9,744,000
                                                                  ---------------
WIRELESS TELECOMMUNICATION
  SERVICES (0.0%)
Nextel Communications, Inc.(solid triangle)+
  4.75%, 7/1/07 ..............................     6,500,000            5,963,750
                                                                  ---------------
  TOTAL TELECOMMUNICATION
     SERVICES ................................                         15,707,750
                                                                  ---------------
TOTAL CONVERTIBLE BONDS (0.4%)
  (Cost/Amortized Cost
  $97,298,287)................................                         55,007,750
                                                                  ---------------
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (0.4%)
Verizon Network Funding Corp.
  3.60%, 7/30/01 .............................    23,000,000           22,930,336
  3.86%, 8/22/01 .............................    30,000,000           29,832,657
                                                                  ---------------
  TOTAL COMMERCIAL PAPER .....................                         52,762,993
                                                                  ---------------
TIME DEPOSIT (0.0%)
Chase Nassau 7/2/01, 3.45% ...................     1,275,351            1,275,351
                                                                  ---------------
TOTAL SHORT-TERM DEBT SECURITIES (0.4%)
  (Amortized Cost $54,044,487)................                         54,038,344
                                                                  ---------------
TOTAL INVESTMENTS BEFORE CALL
  OPTIONS WRITTEN (96.7%)
  (Cost/Amortized Cost
  $13,100,980,078)............................                     12,666,684,153
                                                                  ---------------




                                 NUMBER OF              VALUE
                               CONTRACTS (B)           (NOTE 1)
                              ---------------    ------------------
CALL OPTIONS WRITTEN*(c):
AOL Time Warner, Inc.
  July @ $52.35 ..............   3,000             $       (347,130)
  July @ $50.50 ..............   5,000                   (1,472,450)
  July @ $54.00 ..............   3,000                     (360,570)
  July @ $51.31 ..............   3,000                     (915,000)
  August @ $51.65 ............   3,000                   (1,144,080)
                                                   ----------------
                                                         (4,239,230)
                                                   ----------------
AT&T Corp. -- Liberty Media
  Corp., Class A
  July @ $17.66 ..............   5,000                     (275,200)
  July @ $17.46 ..............   5,000                     (371,450)
  August @ $15.90 ............   5,000                   (1,084,350)
                                                   ----------------
                                                         (1,731,000)
                                                   ----------------
Adelphia Communications Corp.,
  Class A
  July @ $37.30 ..............   3,000                   (1,435,500)
  August @ $42.00 ............   3,000                     (837,000)
  August @ $41.25 ............   3,000                     (668,010)
                                                   ----------------
                                                         (2,940,510)
                                                   ----------------


                                  NUMBER OF              VALUE
                                CONTRACTS (B)           (NOTE 1)
                               ---------------    ------------------
Applied Micro Circuits Corp.
  July @ $23.30 ..............   3,000             $       (141,840)
  August @ $18.43 ............   3,000                     (463,800)
  August @ $19.30 ............   3,000                     (490,440)
  August @ $16.80 ............   3,000                     (770,010)
                                                   ----------------
                                                         (1,866,090)
                                                   ----------------
Boston Scientific Corp.
  July @ $16.80 ..............   1,000                     (106,370)
  August @ $17.05 ............   3,000                     (319,470)
                                                   ----------------
                                                           (425,840)
                                                   ----------------
Cablevision Systems Corp.,
  Class A
  July @ $55.24 ..............   3,000                   (1,035,450)
  July @ $58.15 ..............   3,000                     (613,650)
  July @ $57.40 ..............   3,000                     (866,160)
  August @ $55.60 ............   3,000                   (1,175,550)
  August @ $56.55 ............   3,000                   (1,185,360)
                                                   ----------------
                                                         (4,876,170)
                                                   ----------------
Carnival Corp.
  August @ $25.95 ............   2,000                     (998,320)
                                                   ----------------
Cendant Corp.
  June @ $17.80 ..............   3,000                     (510,000)
  July @ $18.65 ..............   3,000                     (396,870)
  August @ $18.60 ............   3,000                     (521,910)
                                                   ----------------
                                                         (1,428,780)
                                                   ----------------
Ceridian Corp/New
  July @ $19.51 ..............   3,000                     (214,260)
  July @ $19.40 ..............   3,000                     (151,350)
  July @ $19.50 ..............   3,000                     (258,540)
                                                   ----------------
                                                           (624,150)
                                                   ----------------
Cisco Systems, Inc.
  June @ $20.17 ..............   5,000                          (50)
  July @ $20.44 ..............   3,000                      (35,460)
  July @ $19.45 ..............   2,500                     (132,350)
  July @ $23.38 ..............   2,000                       (2,000)
  August @ $18.17 ............   2,500                     (534,525)
                                                   ----------------
                                                           (704,385)
                                                   ----------------
Computer Associates
  International, Inc.
  July @ $28.05 ..............   3,000                   (2,400,000)
  July @ $29.93 ..............   3,000                   (1,875,900)
  July @ $31.00 ..............   3,000                   (1,640,400)
  July @ $31.70 ..............   1,500                     (764,010)
  July @ $29.59 ..............   3,000                   (2,103,900)
  August @ $28.40 ............   3,000                   (2,399,640)
  August @ $32.80 ............   2,000                     (934,000)
  August @ $32.44 ............   2,900                   (1,533,607)
  August @ $53.63 ............   1,500                     (894,855)
                                                   ----------------
                                                        (14,546,312)
                                                   ----------------
Deutsche Telekom
  August @ $20.03 ............   3,000                     (863,430)
                                                   ----------------
Flextronics International Ltd.
  July @ $28.97 ..............   3,000                     (186,000)
                                                   ----------------
Guidant Corp.
  July @ $36.00 ..............   5,000                     (446,600)
                                                   ----------------
Household International, Inc.
  July @ $66.65 ..............   2,000                     (428,140)
  July @ $66.50 ..............   3,000                     (528,000)
  July @ $66.00 ..............   2,000                     (478,760)
  August @ $65.80 ............   3,000                   (1,107,630)

EQ ADVISORS TRUST
EQ/ALLIANCE COMMON STOCK PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2001 (Unaudited)




                                   NUMBER OF              VALUE
                                 CONTRACTS (B)           (NOTE 1)
                                ---------------     -----------------
  August @ $66.75 .............   2,000             $       (581,680)
                                                    ----------------
                                                          (3,124,210)
                                                    ----------------
IMS Health, Inc.
  July @ $27.20 ...............   3,000                     (398,130)
  July @ $27.88 ...............   3,000                     (257,520)
  July @ $27.85 ...............   3,000                     (319,950)
  August @ $28.21 .............   3,000                     (411,000)
  August @ $28.15 .............   5,000                     (901,150)
  August @ $28.55 .............   3,000                     (422,370)
  August @ $28.41 .............   3,000                     (435,000)
                                                    ----------------
                                                          (3,145,120)
                                                    ----------------
International Business Machines
  Corp.
  July @ $115.36 ..............   3,000                   (1,031,700)
  July @ $112.36 ..............   3,000                   (1,778,940)
  August @ $114.49 ............   3,000                   (1,581,000)
  August @ $113.75 ............   3,000                   (1,754,730)
  August @ $113.00 ............   3,000                   (2,077,080)
                                                    ----------------
                                                          (8,223,450)
                                                    ----------------
Juniper Networks, Inc.
  August @ $34.30 .............   1,000                     (249,910)
  August @ $34.15 .............   1,000                     (239,250)
                                                    ----------------
                                                            (489,160)
                                                    ----------------
Level 3 Communications, Inc.
  August @ $11.35 .............   5,000                      (30,000)
  August @ $11.00 .............   5,000                      (33,750)
  August @ $8.00 ..............   5,000                      (76,700)
  August @ $6.37 ..............   5,000                     (260,850)
                                                    ----------------
                                                            (401,300)
                                                    ----------------
Limited, Inc.
  July @ $17.39 ...............   3,000                     (146,880)
  July @ $17.25 ...............   3,000                     (129,300)
  July @ $16.90 ...............   3,000                      (87,630)
                                                    ----------------
                                                            (363,810)
                                                    ----------------
Lucent Technologies, Inc.
  July @ $10.45 ...............   3,000                      (18,000)
                                                    ----------------
Micron Technology, Inc.
  July @ $42.00 ...............   3,000                     (156,000)
  July @ $41.90 ...............   3,000                     (269,370)
  July @ $42.50 ...............   3,000                     (526,080)
  July @ $40.90 ...............   3,000                     (624,480)
  July @ $40.50 ...............   2,000                     (492,460)
  July @ $36.30 ...............   3,000                   (1,943,280)
  August @ $38.10 .............   3,000                   (1,438,170)
  August @ $42.85 .............   3,000                     (789,900)
  August @ $39.21 .............   1,000                     (438,000)
                                                    ----------------
                                                          (6,677,740)
                                                    ----------------
NTL, Inc.
  July @ $31.30 ...............   3,000                      (27,000)
  July @ $26.05 ...............   3,000                      (18,000)
  July @ $23.26 ...............   3,000                      (27,000)
  July @ $24.10 ...............   3,000                          (60)
  July @ $24.05 ...............   3,000                      (18,000)
  August @ $21.25 .............   2,000                      (18,000)
  August @ $21.01 .............   2,000                         (140)
                                                    ----------------
                                                            (108,200)
                                                    ----------------
Nextel Communications, Inc.,
  Class A
  July @ $18.30 ...............   3,000                      (54,150)
  July @ $17.70 ...............   3,000                     (281,550)
  July @ $17.46 ...............   5,000                     (709,100)
  July @ $15.93 ...............   3,000                     (663,000)
  August @ $15.62 .............   3,000                     (784,890)


                                NUMBER OF                VALUE
                               CONTRACTS (B)            (NOTE 1)
                               ---------------      ----------------
  August @ $13.65 .............   5,000             $     (2,085,050)
                                                    ----------------
                                                          (4,577,740)
                                                    ----------------
Oracle Corp.
  July @ $16.10 ...............   5,000                   (1,588,450)
  July @ $15.51 ...............   3,000                   (1,278,150)
  August @ $16.20 .............   3,000                     (962,820)
                                                    ----------------
                                                          (3,829,420)
                                                    ----------------
Providian Financial Corp.
  July @ $59.00 ...............   2,000                     (560,360)
  July @ $58.25 ...............   2,000                     (630,000)
  August @ $58.15 .............   2,000                     (861,800)
  August @ $52.00 .............   3,000                   (2,184,810)
  August @ $56.40 .............   2,500                   (1,261,225)
                                                    ----------------
                                                          (5,498,195)
                                                    ----------------
Qwest Communications
  International, Inc.
  July @ $40.72 ...............   4,500                          (90)
  July @ $39.50 ...............   3,000                      (18,000)
  July @ $38.65 ...............   5,000                      (15,000)
  July @ $37.50 ...............   4,500                      (64,260)
  July @ $37.45 ...............   2,000                      (85,580)
  July @ $37.02 ...............   1,000                      (57,690)
  August @ $36.40 .............   3,000                     (186,450)
  August @ $33.85 .............   5,000                     (777,700)
  August @ $32.85 .............   3,000                     (642,180)
  August @ $30.45 .............   5,000                   (1,560,750)
  August @ $31.30 .............   3,000                     (780,750)
  August @ $30.00 .............   2,000                     (721,960)
                                                    ----------------
                                                          (4,910,410)
                                                    ----------------
Reliant Resources, Inc.
  July @ $36.28 ...............   2,000                      (18,000)
                                                    ----------------
SBC Communications, Inc.
  July @ $42.80 ...............   3,000                      (42,030)
  July @ $42.54 ...............   3,000                     (205,350)
  August @ $40.00 .............   2,000                     (404,600)
                                                    ----------------
                                                            (651,980)
                                                    ----------------
Sprint Corp. (FON Group)
  June @ $22.00 ...............   3,000                      (87,000)
  July @ $21.25 ...............   3,000                     (149,220)
  July @ $22.52 ...............   5,000                     (129,800)
  July @ $22.50 ...............   5,000                     (186,250)
  July @ $22.21 ...............   5,000                     (208,050)
  July @ $21.75 ...............   5,000                     (271,900)
  July @ $21.04 ...............   4,000                     (425,040)
  August @ $20.30 .............   4,000                     (588,400)
  August @ $20.33 .............   3,000                     (513,570)
  August @ $19.55 .............   3,000                     (668,790)
  August @ $20.37 .............   3,000                     (516,450)
  August @ $19.65 .............   5,000                   (1,164,650)
  August @ $19.60 .............   3,000                     (670,950)
  August @ $19.81 .............   5,000                   (1,100,000)
  August @ $19.50 .............   2,000                     (470,820)
  August @ $20.50 .............   5,000                   (1,279,550)
                                                    ----------------
                                                          (8,430,440)
                                                    ----------------
Sun Microsystems, Inc.
  August @ $15.08 .............   2,000                     (365,080)
                                                    ----------------
Tyco International Ltd.
  July @ $52.00 ...............   3,000                     (780,000)
  July @ $53.00 ...............   3,000                     (615,990)
  July @ $57.20 ...............   3,000                     (381,750)
  August @ $57.85 .............   3,000                     (476,400)
  August @ $56.90 .............   3,000                     (554,610)
                                                    ----------------
                                                          (2,808,750)
                                                    ----------------

EQ ADVISORS TRUST
EQ/ALLIANCE COMMON STOCK PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2001 (Unaudited)




                                      NUMBER OF                VALUE
                                    CONTRACTS (B)             (NOTE 1)
                                   ---------------        ----------------
Vodafone Group plc
  August @ $1.74 ..................... 50,000             $      (274,619)
                                                          ---------------
Viacom, Inc., Class B
  July @ $56.42 ......................  3,000                     (96,990)
  August @ $56.60 ....................  3,000                    (218,100)
                                                          ---------------
                                                                 (315,090)
                                                          ---------------
Western Wireless Corp., Class A
  July @ $40.10 ......................  1,000                    (438,270)
  July @ $42.00 ......................  1,000                    (230,170)
                                                          ---------------
                                                                 (668,440)
                                                          ---------------
WorldCom, Inc. -- MCI Group
  July @ $17.89 ......................  5,000                     (30,400)
                                                          ---------------
WorldCom, Inc. -- WorldCom
  Group
  July @ $18.80 ......................  3,000                     (18,000)
  July @ $17.90 ......................  5,000                     (37,450)
  July @ $18.44 ......................  5,000                     (70,550)
  July @ $17.53 ......................  5,000                    (201,450)
  August @ $17.67 ....................  5,000                     (94,200)
  August @ $17.50 ....................  4,000                    (100,200)


                                          NUMBER OF           VALUE
                                        CONTRACTS (B)       (NOTE 1)
                                       --------------- ------------------
  August @ $17.40 ....................  3,000             $      (111,150)
  August @ $15.00 ....................  3,000                    (226,590)
  August @ $14.13 ....................  5,000                    (786,900)
  August @ $13.71 ....................  5,000                  (1,030,000)
                                                          ---------------
                                                               (2,676,490)
                                                          ---------------
Xilinx, Inc.
  August @ $39.50 ....................  2,500                  (1,200,000)
                                                          ---------------
TOTAL CALL OPTIONS WRITTEN (-0.7%)
  (Cost $135,921,401).................                        (94,682,861)
                                                          ---------------
TOTAL INVESTMENTS AFTER CALL
  OPTIONS WRITTEN (96.0%) ............                     12,572,001,292
     (Cost/Amortized Cost
$       12,965,058,677)
OTHER ASSETS
  LESS LIABILITIES (4.0%) ............                        529,261,452
                                                          --------------
NET ASSETS (100%) ....................                    $13,101,262,744
                                                          ==============

----------
*     Non-income producing.

** At June 30, 2001, the Portfolio held a restricted security amounting to 0.15% of nets assets. The Portfolio will not bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of the security.

                                     DATE OF        UNIT     VALUATION AS OF
           DESCRIPTION             ACQUISITION      COST      JUNE 30, 2001
--------------------------------- ------------- ----------- ----------------
  United Pan Europe Communication
   N.V. (conv. Pref.) ...........   11/29/00    $ 98.33     $ 15.00

+ Affiliated company as defined under the Investment Company Act of 1940 (See Note 6)

++ Securities (totaling $20,265,000 or 0.15% of net assets) valued at fair value.

^     All or a portion of security out on loan (Note 1).

(solid triangle) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These Securities may also be resold to qualified institutional buyers. At June 30, 2001, these securities amounted to $52,263,750 or 0.4% of net assets.

(a) Fully or partially pledged as collateral on outstanding written call options.

(b)   One contract relates to 100 shares.

(c)   Covered call option contracts written in connection with securities held.
      Glossary:
      ADR--American Depositary Receipt

EQ ADVISORS TRUST
EQ/ALLIANCE COMMON STOCK PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2001 (Unaudited)

--------------------------------------------------------------------------------
Investments in companies which were affiliates for the period ended June 30, 2001, were as follows: (Note 1)





                                      MARKET VALUE      PURCHASES       SALES        MARKET VALUE   DIVIDEND      REALIZED
SECURITIES                         DECEMBER 31, 2000     AT COST       AT COST      JUNE 30, 2001    INCOME      GAIN (LOSS)
--------------------------------- ------------------- ------------ --------------- --------------- ---------- ----------------
Ceridian Corp. ..................     $192,903,288     $       --   $227,698,943    $126,050,418    $    --     $ (8,336,032)
Loral Space & Communications ....       61,713,188             --             --      54,210,800         --               --
PMI Group, Inc. .................      164,352,019             --        943,139     174,311,340     95,960          506,877
SCI Systems, Inc. ...............      283,093,425      3,834,000             --     277,526,700         --               --
                                      ------------                                  ------------    -------     ------------
                                      $702,061,920                                  $632,099,258    $95,960     $  7,829,155
                                      ============                                  ============    =======     ============

Options written for the six months ended June 30, 2001, were as follows:


                                                                   NUMBER OF           PREMIUMS
                                                                   CONTRACTS           RECEIVED
                                                                ---------------   -----------------

Options outstanding--January 1, 2001 ........................         278,100      $   84,035,361
Options written .............................................       2,864,200         637,554,132
Options terminated in closing purchase transactions .........        (926,200)       (105,499,675)
Options expired .............................................      (1,637,700)       (480,168,417)
                                                                   ----------      --------------
Options outstanding--June 30, 2001 ..........................         578,400      $  135,921,401
                                                                   ==========      ==============


Investment security transactions for the period ended June 30, 2001, were as follows:


COST OF PURCHASES:
Stocks and long-term corporate debt securities ... $  2,718,459,209
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities ....   2,644,430,682

As of June 30, 2001, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:


Aggregate gross unrealized appreciation .........  $  2,323,429,437
Aggregate gross unrealized depreciation .........    (2,757,725,362)
                                                   ----------------
Net unrealized depreciation .....................  $   (434,295,925)
                                                   ================
Federal income tax cost of investments ..........  $ 13,100,980,078
                                                   ================


At June 30, 2001, the Portfolio had loaned securities with a total value $663,867,523 which was secured by collateral of $708,651,814.
























                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/ALLIANCE GLOBAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2001 (Unaudited)




                                          NUMBER                 VALUE
                                         OF SHARES             (NOTE 1)
                                      -------------         --------------
COMMON STOCKS:
CONSUMER DISCRETIONARY (15.2%)
DEPARTMENT STORES (2.0%)
Kohl's Corp.* ......................     480,400            $   30,135,492
                                                            --------------
DISTRIBUTORS (0.3%)
Li & Fung Ltd.^ ....................   3,000,000                 4,923,203
                                                            --------------
HOME IMPROVEMENT RETAIL (1.5%)
Home Depot, Inc. ...................     466,850                21,731,868
                                                            --------------
MEDIA (11.4%)
AOL Time Warner, Inc.* .............   1,164,450                61,715,850
AT&T Corp. -- Liberty Media
  Corp., Class A* ..................   2,657,176                46,474,008
British Sky Broadcasting plc * .....   2,432,360                23,430,368
News Corp., Ltd. (ADR)^ ............     160,000                 5,944,000
Reuters Group plc ..................   1,558,400                20,257,032
Viacom, Inc., Class B* .............     219,208                11,344,014
                                                            --------------
                                                               169,165,272
                                                            --------------
  TOTAL CONSUMER DISCRETIONARY .....                           225,955,835
                                                            --------------
CONSUMER STAPLES (6.0%)
FOOD RETAIL (1.9%)
Carrefour S.A. .....................     297,200                15,724,668
Kroger Co.* ........................     472,600                11,815,000
                                                            --------------
                                                                27,539,668
                                                            --------------
HOUSEHOLD PRODUCTS (3.2%)
Colgate Palmolive Co.^ .............     382,400                22,557,776
Kao Corp. ..........................   1,022,000                25,397,411
                                                            --------------
                                                                47,955,187
                                                            --------------
PERSONAL PRODUCTS (0.9%)
L'Oreal^ ...........................     201,100                12,980,893
                                                            --------------
  TOTAL CONSUMER STAPLES ...........                            88,475,748
                                                            --------------
ENERGY (3.4%)
INTEGRATED OIL & GAS (3.2%)
BP plc .............................   4,076,000                33,551,648
Total FinaElf S.A.^* ...............     104,950                14,695,035
                                                            --------------
                                                                48,246,683
                                                            --------------
OIL & GAS EQUIPMENT &
  SERVICES (0.2%)
Baker Hughes, Inc. .................      80,900                 2,710,150
                                                            --------------
  TOTAL ENERGY .....................                            50,956,833
                                                            --------------
FINANCIALS (27.9%)
BANKS (11.6%)
Banco Bilbao Vizcaya
  Argentaria, S.A.* ................   2,496,500                32,292,940
Bank of America Corp. ..............      65,700                 3,943,971
Bank One Corp. .....................     976,700                34,965,860
BNP Paribas S.A.^ ..................     391,700                34,087,830
Grupo Financiero Banorte S.A.
  de C.V.* .........................      12,579                    26,378
Royal Bank of Scotland Group
  plc ..............................     984,100                21,717,178
Standard Chartered plc .............   1,799,908                23,092,122
Sumitomo Trust & Banking Co.,
  Ltd. .............................   3,536,000                22,251,473
                                                            --------------
                                                               172,377,752
                                                            --------------


                                          NUMBER                 VALUE
                                         OF SHARES             (NOTE 1)
                                       -----------          ---------------
DIVERSIFIED FINANCIALS (9.1%)
Citigroup, Inc. ....................   1,184,230            $   62,574,713
CMIC Finance & Securities
  Public Co., Ltd.* ................     724,700                        --
Goldman Sachs Group, Inc. ..........      34,700                 2,977,260
JP Morgan Chase & Co. ..............     358,164                15,974,114
MBNA Corp. .........................     895,650                29,511,668
Morgan Stanley Dean Witter &
  Co. ..............................     376,800                24,201,864
                                                            --------------
                                                               135,239,619
                                                            --------------
INSURANCE (6.5%)
AFLAC, Inc. ........................      94,500                 2,975,805
Alleanza Assicurazioni^ ............   1,751,000                18,469,558
American International Group,
  Inc. .............................     427,937                36,802,582
CGNU plc ...........................   2,090,000                28,933,100
Skandia Forsakrings AB^* ...........     955,300                 8,783,076
                                                            --------------
                                                                95,964,121
                                                            --------------
REAL ESTATE (0.7%)
Cheung Kong Holdings Ltd. ..........     955,000                10,407,318
Mandamus AB ........................         485                     2,988
                                                            --------------
                                                                10,410,306
                                                            --------------
  TOTAL FINANCIALS .................                           413,991,798
                                                            --------------
HEALTH CARE (12.4%)
PHARMACEUTICALS (12.4%)
AstraZeneca plc ....................     345,600                16,124,651
Pfizer, Inc. .......................   1,558,300                62,409,915
Pharmacia Corp. ....................     759,200                34,885,240
Sanofi-Synthelabo S.A.^ ............     246,600                16,178,842
Schering-Plough Corp. ..............     325,100                11,781,624
Takeda Chemical Industries Ltd.          907,000                42,170,829
                                                            --------------
  TOTAL HEALTH CARE ................                           183,551,101
                                                            --------------
INDUSTRIALS (8.2%)
COMMERCIAL SERVICES &
  SUPPLIES (0.6%)
Concord EFS, Inc.^* ................     164,400                 8,550,444
                                                            --------------
INDUSTRIAL CONGLOMERATES (7.0%)
Citic Pacific Ltd.^ ................   3,248,000                10,056,566
General Electric Co. ...............     827,000                40,316,250
Tyco International Ltd. ............   1,011,368                55,119,556
                                                            --------------
                                                               105,492,372
                                                            --------------
MACHINERY (0.6%)
Danaher Corp. ......................     147,500                 8,260,000
                                                            --------------
  TOTAL INDUSTRIALS ................                           122,302,816
                                                            --------------
INFORMATION TECHNOLOGY (16.1%)
COMPUTER STORAGE &
  PERIPHERALS (1.0%)
NEC Corp. ..........................   1,118,000                15,101,447
                                                            --------------
ELECTRONIC EQUIPMENT &
  INSTRUMENTS (2.4%)
Sanmina Corp.*^ ....................   1,007,800                23,592,598
Solectron Corp.* ...................     721,200                13,197,960
                                                            --------------
                                                                36,790,558
                                                            --------------

EQ ADVISORS TRUST
EQ/ALLIANCE GLOBAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2001 (Unaudited)


                                           NUMBER           VALUE
                                         OF SHARES         (NOTE 1)
                                       -------------   -------------
NETWORKING EQUIPMENT (1.9%)
Cisco Systems, Inc.* ...............    1,412,800      $  25,712,960
Juniper Networks, Inc. * ...........       61,000          1,897,100
                                                       -------------
                                                          27,610,060
                                                       -------------
OFFICE ELECTRONICS (2.5%)
Canon, Inc. ........................      922,000         37,251,032
                                                       -------------
SEMICONDUCTORS (4.5%)
Altera Corp.* ......................    1,001,700         29,049,300
Micron Technology, Inc.* ...........      539,000         22,152,900
STMicroelectronics N.V.^ ...........      457,880         15,892,353
                                                       -------------
                                                          67,094,553
                                                       -------------
SYSTEMS SOFTWARE (2.1%)
Microsoft Corp.* ...................      421,900         30,798,700
                                                       -------------
TELECOMMUNICATIONS
  EQUIPMENT (1.7%)
Alcatel S.A.^ ......................      241,000          5,039,259
Nokia OYJ ..........................      876,800         19,870,169
                                                       -------------
                                                          24,909,428
                                                       -------------
  TOTAL INFORMATION TECHNOLOGY .....                     239,555,778
                                                       -------------
MATERIALS (1.3%)
CHEMICALS (1.3%)
Shin-Etsu Chemical Co., Ltd. .......      509,000         18,687,883
                                                       -------------
CONSTRUCTION MATERIALS (0.0%)
CRH plc* ...........................          200              3,403
                                                       -------------
  TOTAL MATERIALS ..................                      18,691,286
                                                       -------------
TELECOMMUNICATION SERVICES (5.9%)
DIVERSIFIED TELECOMMUNICATION
  SERVICES (0.2%)
Hellenic Telecommunications
  Organization S.A. ................        5,838             76,307
United Pan-Europe
  Communications N.V.^* ............    1,395,572          3,544,265
                                                       -------------
                                                           3,620,572
                                                       -------------
WIRELESS TELECOMMUNICATION
  SERVICES (5.7%)
AT&T Wireless Group* ...............    1,254,500         20,511,075
China Mobile (Hong Kong) Ltd.*          1,825,000          9,639,991
NTT DoCoMo, Inc. ...................        1,034         17,986,933
Orange S.A. ........................      359,000          2,917,550
Vodafone Group plc .................   15,284,143         33,901,336
                                                       -------------
                                                          84,956,885
                                                       -------------
  TOTAL TELECOMMUNICATION
     SERVICES ......................                      88,577,457
                                                       -------------
UTILITIES (2.1%)
ELECTRIC UTILITIES (1.5%)
AES Corp.^* ........................      508,500         21,890,925
                                                       -------------
MULTI -- UTILITIES (0.6%)
Dynegy, Inc., Class A ..............      211,800          9,848,700
                                                       -------------
  TOTAL UTILITIES ..................                      31,739,625
                                                       -------------
TOTAL COMMON STOCKS (98.5%)
  (Cost $1,478,249,256) ............                   1,463,798,277
                                                       -------------




                                          PRINCIPAL         VALUE
                                           AMOUNT          (NOTE 1)
                                       --------------   --------------
SHORT-TERM DEBT
  SECURITIES:
TIME DEPOSIT (1.5%)
Chase Nassau
  3.45%, 7/2/01
  (Amortized Cost $22,084,249) .....   $22,084,249       $   22,084,249
                                                         --------------
TOTAL INVESTMENTS (100.0%)
  (Cost/Amortized Cost
  $1,500,333,505) ..................                      1,485,882,526
OTHER ASSETS LESS
  LIABILITIES (0.0%) ...............                           (630,809)
                                                         --------------
NET ASSETS (100%) ..................                     $1,485,251,717
                                                         ==============

--------------------------------------------------------------------------------

DISTRIBUTION OF INVESTMENTS BY GLOBAL REGION
As a Percentage of Total Investments

France .....................................     6.8%
Japan ......................................    12.0
Netherlands ................................     1.3
New Zealand & Australia ....................     1.7
Scandinavia ................................     1.9
Southeast Asia .............................     2.4
Spain ......................................     2.2
United Kingdom .............................    13.5
United States ..............................    58.2
                                               -----
                                               100.0%
                                               =====

---------------------
*   Non-income producing.

^   All, or a portion of security out on loan (Note 1).

    Glossary:
    ADR--American Depositary Receipt

EQ ADVISORS TRUST
EQ/ALLIANCE GLOBAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2001 (Unaudited)


--------------------------------------------------------------------------------
Investment security transactions for the period ended June 30, 2001 were as follows:




COST OF PURCHASES:
 Stocks and long-term corporate debt securities..... $ 327,868,694
NET PROCEEDS OF SALES AND REDEMPTIONS:
 Stocks and long-term corporate debt securities......  348,083,729


As of June 30, 2001, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:



 Aggregate gross unrealized appreciation.........    $  159,845,327
 Aggregate gross unrealized depreciation.........      (174,296,306)
                                                     --------------
Net unrealized depreciation .....................    $  (14,450,979)
                                                     ==============
Federal income tax cost of investments ..........    $1,500,333,505
                                                     ==============


At June 30, 2001, the Portfolio had loaned securities with a total value $140,392,472 which was secured by collateral of $146,574,521.











































                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/ALLIANCE GROWTH AND INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2001 (Unaudited)




                                            NUMBER                VALUE
                                           OF SHARES             (NOTE 1)
                                        ------------------    ---------------
COMMON STOCKS:
CONSUMER DISCRETIONARY (7.6%)
APPAREL RETAIL (0.6%)
Limited, Inc. .........................     749,000            $   12,373,480
                                                               --------------
AUTO COMPONENTS (0.4%)
Delphi Automotive Systems
  Corp. ...............................     486,000                 7,741,980
                                                               --------------
AUTOMOBILES (0.1%)
American Standard Cos., Inc.* .........      48,100                 2,890,810
                                                               --------------
CASINOS & GAMING (0.3%)
Park Place Entertainment
  Corp.^* .............................     622,000                 7,526,200
                                                               --------------
LEISURE FACILITIES (0.6%)
Royal Caribbean Cruises Ltd.^ .........     616,400                13,628,604
                                                               --------------
MEDIA (5.6%)
AT&T Corp. -- Liberty Media
  Corp., Class A* .....................   1,470,000                25,710,300
Comcast Corp., Class A^* ..............   1,810,000                78,554,000
Walt Disney Co. .......................     649,000                18,749,610
                                                               --------------
                                                                  123,013,910
                                                               --------------
  TOTAL CONSUMER DISCRETIONARY                                    167,174,984
                                                               --------------
CONSUMER STAPLES (11.0%)
BEVERAGES (1.8%)
Anheuser-Busch Cos., Inc. .............     978,000                40,293,600
                                                               --------------
FOOD PRODUCTS (3.7%)
Philip Morris Cos., Inc. ..............   1,605,600                81,484,200
                                                               --------------
FOOD RETAIL (2.6%)
Kroger Co.^* ..........................   2,270,000                56,750,000
                                                               --------------
HOUSEHOLD PRODUCTS (0.9%)
Colgate-Palmolive Co. .................     335,000                19,761,650
                                                               --------------
PERSONAL PRODUCTS (2.0%)
Avon Products, Inc. ...................     928,000                42,947,840
                                                               --------------
  TOTAL CONSUMER STAPLES ..............                           241,237,290
                                                               --------------
ENERGY (9.5%)
INTEGRATED OIL & GAS (5.8%)
BP plc (ADR) ..........................   1,554,000                77,466,900
Chevron Corp. .........................     465,000                42,082,500
Occidental Petroleum Corp. ............     355,000                 9,439,450
                                                               --------------
                                                                  128,988,850
                                                               --------------
OIL & GAS DRILLING (0.8%)
Transocean Sedco Forex, Inc. ..........     410,000                16,912,500
                                                               --------------
OIL & GAS EQUIPMENT &
  SERVICES (2.9%)
Apache Corp. ..........................     325,000                16,493,750
Baker Hughes, Inc. ....................     565,000                18,927,500
Kerr-McGee Corp.^ .....................     246,200                16,315,674
Noble Drilling Corp.* .................     349,400                11,442,850
                                                               --------------
                                                                   63,179,774
                                                               --------------
  TOTAL ENERGY ........................                           209,081,124
                                                               --------------
FINANCIALS (24.2%)
BANKS (10.3%)
Bank of America Corp. .................   1,455,000                87,343,650
Bank One Corp. ........................   1,427,000                51,086,600


                                              NUMBER                VALUE
                                             OF SHARES            (NOTE 1)
                                        ------------------     --------------
KeyCorp.^ .............................   1,723,300            $   44,891,965
National City Corp. ...................     743,600                22,888,008
Washington Mutual, Inc.^ ..............     556,000                20,877,800
                                                               --------------
                                                                  227,088,023
                                                               --------------
DIVERSIFIED FINANCIALS (12.9%)
Citigroup, Inc. .......................   2,098,798               110,900,486
Household International, Inc. .........   1,397,000                93,179,900
JP Morgan Chase & Co. .................   1,667,600                74,374,960
MBNA Corp .............................     186,750                 6,153,413
                                                               --------------
                                                                  284,608,759
                                                               --------------
INSURANCE (1.0%)
MGIC Investment Corp. .................     140,000                10,169,600
PMI Group, Inc. (The) .................     149,400                10,855,404
                                                               --------------
                                                                   21,025,004
                                                               --------------
  TOTAL FINANCIALS ....................                           532,721,786
                                                               --------------
HEALTH CARE (10.0%)
HEALTH CARE EQUIPMENT &
  SERVICES (2.9%)
Cardinal Health, Inc. .................     199,300                13,751,700
Tenet Healthcare Corp.* ...............     977,000                50,403,430
                                                               --------------
                                                                   64,155,130
                                                               --------------
PHARMACEUTICALS (7.1%)
Abbott Laboratories ...................     615,200                29,535,752
Johnson & Johnson .....................   1,105,200                55,260,000
Pharmacia Corp. .......................   1,558,000                71,590,100
                                                               --------------
                                                                  156,385,852
                                                               --------------
  TOTAL HEALTH CARE ...................                           220,540,982
                                                               --------------
INDUSTRIALS (14.2%)
AEROSPACE & DEFENSE (2.7%)
Honeywell International, Inc. .........     560,000                19,594,400
United Technologies Corp. .............     547,400                40,102,524
                                                               --------------
                                                                   59,696,924
                                                               --------------
AIRLINES (3.0%)
AMR Corp.* ............................   1,200,000                43,356,000
Continental Airlines, Inc.,
  Class B* ............................     443,000                21,817,750
                                                               --------------
                                                                   65,173,750
                                                               --------------
COMMERCIAL SERVICES &
  SUPPLIES (3.7%)
Computer Sciences Corp.* ..............     153,300                 5,304,180
Electronic Data Systems Corp. .........     497,200                31,075,000
First Data Corp. ......................     499,000                32,060,750
IMS Health, Inc. ......................     350,000                 9,975,000
Viad Corp. ............................     130,000                 3,432,000
                                                               --------------
                                                                   81,846,930
                                                               --------------
INDUSTRIAL CONGLOMERATES (3.8%)
Tyco International Ltd. ...............   1,556,664                84,838,188
                                                               --------------
RAILROADS (1.0%)
Burlington Northern Santa Fe
  Corp. ...............................     360,000                10,861,200
Union Pacific Corp. ...................     205,000                11,256,550
                                                               --------------
                                                                   22,117,750
                                                               --------------
  TOTAL INDUSTRIALS ...................                           313,673,542
                                                               --------------

EQ ADVISORS TRUST
EQ/ALLIANCE GROWTH AND INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2001 (Unaudited)


                                            NUMBER            VALUE
                                          OF SHARES         (NOTE 1)
                                         -----------   ------------------
INFORMATION TECHNOLOGY (6.0%)
ELECTRONIC EQUIPMENT &
  INSTRUMENTS (2.7%)
Flextronics International Ltd.^*......   1,215,000     $    31,723,650
Sanmina Corp.* .......................     934,300          21,871,963
Solectron Corp.^* ....................     276,800           5,065,440
                                                       ---------------
                                                            58,661,053
                                                       ---------------
SEMICONDUCTORS (3.3%)
Agere Systems, Inc.* .................   1,385,000          10,387,500
Fairchild Semiconductor
  International, Inc., Class A^* .....     212,200           4,880,600
Micron Technology, Inc.^* ............   1,412,000          58,033,200
                                                       ---------------
                                                            73,301,300
                                                       ---------------
  TOTAL INFORMATION TECHNOLOGY........                     131,962,353
                                                       ---------------
MATERIALS (3.1%)
CHEMICALS (2.7%)
Du Pont (E.I.) de Nemours
  & Co. ..............................     471,000          22,721,040
Eastman Chemical Co. .................     100,000           4,763,000
Lyondell Chemical Co. ................   1,670,000          25,684,600
Solutia, Inc.* .......................     500,000           6,375,000
                                                       ---------------
                                                            59,543,640
                                                       ---------------
METALS & MINING (0.4%)
Alcoa, Inc. ..........................     244,500           9,633,300
                                                       ---------------
  TOTAL MATERIALS ....................                      69,176,940
                                                       ---------------
TELECOMMUNICATION SERVICES (5.9%)
DIVERSIFIED TELECOMMUNICATION
  SERVICES (5.9%)
AT&T Corp. ...........................   2,672,132          58,786,904
BellSouth Corp. ......................     375,000          15,101,250
SBC Communications, Inc. .............   1,170,700          46,898,242
WorldCom, Inc. -- MCI Group*..........      23,680             381,248
WorldCom, Inc. -- WorldCom
  Group* .............................     592,023           8,406,727
                                                       ---------------
  TOTAL TELECOMMUNICATION
     SERVICES ........................                     129,574,371
                                                       ---------------
UTILITIES (4.5%)
ELECTRIC UTILITIES (2.5%)
AES Corp.^* ..........................     200,200           8,618,610
Duke Energy Corp. ....................     755,600          29,475,956
FirstEnergy Corp.^ ...................     350,000          11,256,000
Pinnacle West Capital Corp. ..........     128,400           6,086,160
                                                       ---------------
                                                            55,436,726
                                                       ---------------
MULTI -- UTILITIES (2.0%)
Dynegy, Inc., Class A^ ...............     920,300          42,793,950
                                                       ---------------
  TOTAL UTILITIES ....................                      98,230,676
                                                       ---------------
TOTAL COMMON STOCKS (96.0%)
  (Cost $1,955,459,808)...............                   2,113,374,048
                                                       ---------------
CONVERTIBLE PREFERRED STOCK:
INDUSTRIALS (0.4%)
RAILROADS (0.4%)
Union Pacific Capital Trust
  6.25%+ .............................     206,000           9,759,250
                                                       ---------------
TOTAL CONVERTIBLE PREFERRED STOCK (0.4%)
 (Cost $10,300,000)...................


                                         PRINCIPAL           VALUE
                                           AMOUNT           (NOTE 1)
                                       -------------   -----------------
SHORT-TERM DEBT SECURITIES:
TIME DEPOSIT (0.0%)
Chase Nassau
  3.45%, 7/2/01 ....................   $  134,340       $      134,340
                                                        --------------
U.S. GOVERNMENT AGENCIES (4.4%)
Federal National Mortgage
  Association
  (Discount Note) 7/2/01 ...........   97,000,000           96,989,383
                                                        --------------
TOTAL SHORT-TERM DEBT
  SECURITIES (4.4%)
  (Amortized Cost $97,123,723) .....                        97,123,723
                                                        --------------
TOTAL INVESTMENTS (100.8%)
  (Cost/Amortized Cost
  $2,062,883,531)...................                     2,220,257,021
OTHER ASSETS
  LESS LIABILITIES (-0.8%) .........                       (16,817,010)
                                                        --------------
NET ASSETS (100%) ..................                    $2,203,440,011
                                                        ==============

---------------------
*     Non-income producing.

^     All, or a portion of security out on loan (Note 1).

+ Security exempt from registration under Rule 144A of the Securities Act of 1933. These Securities may only be resold to qualified institutional buyers. At June 30, 2001, this security amounted to $9,759,250 or 0.44% of net assets.

      Glossary:
      ADR--American Depositary Receipt

EQ ADVISORS TRUST
EQ/ALLIANCE GROWTH AND INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2001 (Unaudited)

--------------------------------------------------------------------------------
Investment security transactions for the period ended June 30, 2001 were as follows:




COST OF PURCHASES:
Stocks and long-term corporate debt securities .........   $1,175,396,667
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities .........      909,610,593

As of June 30, 2001, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation ................   $  254,287,627
Aggregate gross unrealized depreciation ................      (96,914,137)
                                                           --------------
Net unrealized appreciation ............................   $  157,373,490
                                                           ==============
Federal income tax cost of investments .................   $2,062,883,531
                                                           ==============

At June 30, 2001, the Portfolio had loaned securities with a total value $127,774,345 which was secured by collateral of $128,127,690.













































                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/ALLIANCE GROWTH INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2001 (Unaudited)




                                             NUMBER                 VALUE
                                            OF SHARES             (NOTE 1)
                                       ------------------   --------------------
COMMON STOCKS:
CONSUMER DISCRETIONARY (8.5%)
AUTOMOBILES (0.6%)
Harley-Davidson, Inc.^ .............     185,550            $    8,735,694
Honda Motor Co., Ltd. ..............      55,000                 2,416,129
Suzuki Motor Co., Ltd. .............     234,000                 3,113,872
                                                            --------------
                                                                14,265,695
                                                            --------------
CASINOS & GAMING (0.3%)
Park Place Entertainment Corp.*.....     600,000                 7,260,000
                                                            --------------
DEPARTMENT STORES (0.7%)
Kohl's Corp.* ......................     265,212                16,636,749
                                                            --------------
GENERAL MERCHANDISE STORES (0.1%)
Family Dollar Stores, Inc. .........     120,000                 3,075,600
                                                            --------------
HOME IMPROVEMENT RETAIL (0.3%)
Home Depot, Inc. ...................     170,233                 7,924,346
                                                            --------------
HOTELS (0.3%)
Extended Stay America, Inc.* .......     400,000                 6,000,000
                                                            --------------
LEISURE FACILITIES (1.0%)
Carnival Corp. .....................     350,000                10,745,000
Royal Caribbean Cruises Ltd.^ ......     550,000                12,160,500
                                                            --------------
                                                                22,905,500
                                                            --------------
LEISURE PRODUCTS (0.1%)
Mattel, Inc. .......................     170,000                 3,216,400
                                                            --------------
MEDIA (4.1%)
AOL Time Warner, Inc.* .............     646,750                34,277,750
AT&T Corp. -- Liberty Media
  Corp., Class A* ..................     720,800                12,606,792
British Sky Broadcasting plc * .....     720,800                 6,943,302
Comcast Corp., Class A* ............     412,500                17,902,500
Gannett Co., Inc. ..................      50,000                 3,295,000
Metro-Goldwyn-Mayer, Inc.^* ........     100,000                 2,265,000
Reuters Group plc ..................     240,200                 3,122,266
Seat-Pagine Gialle S.p.A^ ..........   1,856,000                 1,909,004
Television Broadcasts Ltd. .........     426,000                 1,791,431
United Pan-Europe
  Communications N.V.,
  Class A (ADR)^* ..................     615,625                 1,551,375
UnitedGlobalCom, Inc.,
  Class A^* ........................     492,993                 4,264,389
Viacom, Inc., Class B* .............     163,050                 8,437,837
                                                            --------------
                                                                98,366,646
                                                            --------------
SPECIALTY STORES (0.5%)
Bed Bath & Beyond, Inc.* ...........     280,000                 8,736,000
Dixons Group plc ...................   1,031,571                 3,384,934
                                                            --------------
                                                                12,120,934
                                                            --------------
TEXTILES & APPAREL (0.5%)
Fast Retailing Co., Ltd. ...........      33,000                 5,740,511
Mohawk Industries, Inc.* ...........     147,200                 5,181,440
                                                            --------------
                                                                10,921,951
                                                            --------------
  TOTAL CONSUMER DISCRETIONARY......                           202,693,821
                                                            --------------
CONSUMER STAPLES (2.5%)
BEVERAGES (0.6%)
Anheuser-Busch Cos., Inc. ..........     214,500                 8,837,400
Interbrew ..........................     161,260                 4,313,863
                                                            --------------
                                                                13,151,263
                                                            --------------



                                             NUMBER              VALUE
                                            OF SHARES           (NOTE 1)
                                       ------------------   ---------------
FOOD PRODUCTS (0.2%)
Altadis S.A. .......................     323,800            $    4,616,062
                                                            --------------
FOOD RETAIL (1.0%)
Carrefour S.A. .....................      59,100                 3,126,944
Kroger Co.* ........................     857,715                21,442,875
Seven-Eleven Japan Co., Ltd. .......         900                    35,136
                                                            --------------
                                                                24,604,955
                                                            --------------
HOUSEHOLD PRODUCTS (0.5%)
Colgate-Palmolive Co. ..............     139,775                 8,245,327
Kao Corp. ..........................     194,000                 4,821,035
                                                            --------------
                                                                13,066,362
                                                            --------------
PERSONAL PRODUCTS (0.2%)
Avon Products, Inc. ................      58,000                 2,684,240
Estee Lauder Cos., Inc.,
  Class A^ .........................      52,690                 2,270,939
                                                            --------------
                                                                 4,955,179
                                                            --------------
  TOTAL CONSUMER STAPLES ...........                            60,393,821
                                                            --------------
ENERGY (5.2%)
INTEGRATED OIL & GAS (3.0%)
BP plc .............................   1,493,962                12,297,568
BP plc (ADR) .......................     512,864                25,566,271
ENI S.p.A^ .........................     280,000                 3,413,290
ENI-Ente Nazionale Idrocarburi
  S.p.A. ...........................     225,000                13,882,500
Kerr-McGee Corp. ...................       3,500                   170,450
Louis Dreyfus Natural Gas
  Corp.* ...........................     220,000                 7,667,000
Phillips Petroleum Co.^ ............      30,000                 1,710,000
Total FinaElf S.A.^* ...............      52,470                 7,346,817
                                                            --------------
                                                                72,053,896
                                                            --------------
OIL & GAS DRILLING (0.3%)
Santa Fe International Corp. .......      50,000                 1,450,000
Transocean Sedco Forex, Inc.^ ......     140,600                 5,799,750
                                                            --------------
                                                                 7,249,750
                                                            --------------
OIL & GAS EQUIPMENT &
  SERVICES (1.9%)
Baker Hughes, Inc. .................     249,450                 8,356,575
Diamond Offshore Drilling,
  Inc.^ ............................     105,000                 3,470,250
Kerr-McGee Corp. ...................     405,350                26,862,544
Stolt Offshore S.A., Class B
  (ADR)* ...........................     458,400                 5,615,400
                                                            --------------
                                                                44,304,769
                                                            --------------
  TOTAL ENERGY .....................                           123,608,415
                                                            --------------
FINANCIALS (14.5%)
BANKS (3.6%)
Banca Nazionale del
  Lavoro-RNC (BNL) .................      15,403                    40,422
Banco Bilbao Vizcaya
  Argentaria, S.A.* ................     676,000                 8,744,253
Bank of America Corp. ..............     388,900                23,345,667
Bank of Fukuoka Ltd.^ ..............   1,169,000                 5,247,826
BNP Paribas S.A.^ ..................     107,350                 9,342,171
Grupo Financiero Banorte S.A.
  de C.V.* .........................       1,579                     3,311
KeyCorp. ...........................     223,600                 5,824,780
Mizuho Holding, Inc.^ ..............         765                 3,556,856

EQ ADVISORS TRUST
EQ/ALLIANCE GROWTH INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2001 (Unaudited)




                                              NUMBER             VALUE
                                             OF SHARES          (NOTE 1)
                                        ------------------   ---------------
San Paolo IMI S.p.A.^ ...............     571,000            $    7,318,375
Societe Generale, Class A ...........      80,520                 4,768,087
Standard Chartered plc ..............     857,804                11,005,293
Sumitomo Trust & Banking Co.,
  Ltd. ..............................     741,000                 4,662,992
UniCredito Italiano S.p.A.^ .........     702,600                 3,015,566
                                                             --------------
                                                                 86,875,599
                                                             --------------
DIVERSIFIED FINANCIALS (5.9%)
A.G. Edwards, Inc. ..................     100,000                 4,500,000
Citigroup, Inc. .....................   1,182,698                62,493,762
Hutchison Whampoa Ltd. ..............     563,500                 5,689,329
JP Morgan Chase & Co. ...............     179,680                 8,013,728
Legg Mason, Inc.^ ...................     523,000                26,024,480
MBNA Corp. ..........................     843,850                27,804,858
Nomura Securities Co., Ltd. .........     324,000                 6,207,543
                                                             --------------
                                                                140,733,700
                                                             --------------
INSURANCE (4.8%)
Ace Ltd. ............................     650,000                25,408,500
AFLAC, Inc. .........................     327,160                10,302,268
Alleanza Assicurazioni^ .............     532,000                 5,611,544
American International Group,
  Inc. ..............................     363,575                31,267,450
CGNU plc ............................     638,600                 8,840,516
CNA Financial Corp.* ................     400,000                15,780,000
Skandia Forsakrings AB*^ ............     406,101                 3,733,710
XL Capital Ltd. .....................     182,800                15,007,880
                                                             --------------
                                                                115,951,868
                                                             --------------
REAL ESTATE (0.2%)
Boston Properties, Inc. .............      95,500                 3,905,950
                                                             --------------
  TOTAL FINANCIALS ..................                           347,467,117
                                                             --------------
HEALTH CARE (7.8%)
BIOTECHNOLOGY (0.9%)
Affymetrix, Inc.^* ..................      40,000                   882,000
Genzyme Corp -- Genzyme
  Biosurgery Division* ..............       3,253                    26,902
Human Genome Sciences, Inc.* ........     357,750                21,554,438
                                                             --------------
                                                                 22,463,340
                                                             --------------
HEALTH CARE EQUIPMENT &
  SERVICES (3.3%)
Applied Biosystems Group --
  Applera Corp. .....................     275,000                 7,356,250
Cardinal Health, Inc. ...............     190,250                13,127,250
Guidant Corp.* ......................      50,000                 1,800,000
Health Management Associates,
  Inc., Class A* ....................   1,000,000                21,040,000
Hoya Corp. ..........................      73,000                 4,623,031
Medtronic, Inc. .....................     209,250                 9,627,593
Tenet Healthcare Corp.* .............     396,260                20,443,053
                                                             --------------
                                                                 78,017,177
                                                             --------------
PHARMACEUTICALS (3.6%)
AstraZeneca plc .....................     122,150                 5,664,572
Pfizer, Inc. ........................     633,150                25,357,657
Pharmacia Corp. .....................     535,176                24,591,337
Sankyo Co., Ltd.^ ...................      86,500                 2,399,214
Sanofi-Synthelabo S.A.^ .............      95,200                 6,245,847
Schering-Plough Corp. ...............     365,950                13,262,028


                                              NUMBER              VALUE
                                             OF SHARES           (NOTE 1)
                                        ------------------   ---------------
Takeda Chemical Industries Ltd.......     178,000            $    8,276,083
                                                             --------------
                                                                 85,796,738
                                                             --------------
  TOTAL HEALTH CARE .................                           186,277,255
                                                             --------------
INDUSTRIALS (9.6%)
AEROSPACE & DEFENSE (0.3%)
United Technologies Corp. ...........     111,000                 8,131,860
                                                             --------------
AIRLINES (3.1%)
Alaska Air Group, Inc.* .............     134,000                 3,872,600
America West Holdings Corp.,
  Class B* ..........................     135,000                 1,345,950
Continental Airlines, Inc.,
  Class B* ..........................     816,150                40,195,387
Delta Air Lines, Inc. ...............     100,000                 4,408,000
Northwest Airlines Corp.,
  Class A^* .........................     600,000                15,150,000
Southwest Airlines Co. ..............     469,075                 8,673,197
                                                             --------------
                                                                 73,645,134
                                                             --------------
BUILDING PRODUCTS (0.4%)
American Standard Cos., Inc.* .......     145,456                 8,741,906
                                                             --------------
COMMERCIAL SERVICES &
  SUPPLIES (2.9%)
Amdocs Ltd.*^ .......................     404,200                21,766,170
Concord EFS, Inc.* ..................     332,250                17,280,323
Edison Schools, Inc.^* ..............     444,050                10,142,102
IMS Health, Inc. ....................     252,800                 7,204,800
Paychex, Inc. .......................     106,800                 4,272,000
Viad Corp. ..........................     364,200                 9,614,880
                                                             --------------
                                                                 70,280,275
                                                             --------------
INDUSTRIAL CONGLOMERATES (2.7%)
Citic Pacific Ltd. ..................   1,009,000                 3,124,099
General Electric Co. ................     704,700                34,354,125
Tyco International Ltd. .............     502,278                27,374,151
                                                             --------------
                                                                 64,852,375
                                                             --------------
MACHINERY (0.2%)
Danaher Corp. .......................      67,615                 3,786,440
                                                             --------------
MARINE (0.0%)
Frontline Ltd. ......................       7,608                   130,409
                                                             --------------
  TOTAL INDUSTRIALS .................                           229,568,399
                                                             --------------
INFORMATION TECHNOLOGY (9.2%)
APPLICATION SOFTWARE (0.5%)
BEA Systems, Inc.*^ .................     120,900                 3,712,839
HNC Software, Inc.* .................     110,451                 2,761,275
Infosys Technologies Ltd.
  (ADR)^ ............................      40,300                 2,619,500
Siebel Systems, Inc.*^ ..............      60,000                 2,814,000
                                                             --------------
                                                                 11,907,614
                                                             --------------
COMPUTER HARDWARE (0.5%)
Dell Computer Corp.* ................     454,450                11,883,867
                                                             --------------
ELECTRONIC EQUIPMENT &
  INSTRUMENTS (2.1%)
Flextronics International Ltd.*^.....     935,150                24,416,766
Hon Hai Precision Industry Co.,
  Ltd. (GDR)^ .......................     344,630                 4,204,486
Sanmina Corp.*^ .....................     321,150                 7,518,122
Solectron Corp.* ....................     734,150                13,434,945
                                                             --------------
                                                                 49,574,319
                                                             --------------

EQ ADVISORS TRUST
EQ/ALLIANCE GROWTH INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2001 (Unaudited)




                                               NUMBER              VALUE
                                              OF SHARES           (NOTE 1)
                                         ------------------  ----------------
INTERNET SOFTWARE &
  SERVICES (0.2%)
Check Point Software
  Technologies Ltd.^* ................        87,650          $    4,432,461
                                                              --------------
IT CONSULTING & SERVICES (0.4%)
Electronic Data Systems Corp. ........       135,300               8,456,250
Satyam Computer Services^ ............       134,000               1,169,820
                                                              --------------
                                                                   9,626,070
                                                              --------------
NETWORKING EQUIPMENT (0.7%)
Cisco Systems, Inc.* .................       836,800              15,229,760
Juniper Networks, Inc.* ..............        77,300               2,404,030
                                                              --------------
                                                                  17,633,790
                                                              --------------
OFFICE ELECTRONICS (0.5%)
Canon, Inc. ..........................       286,000              11,555,092
                                                              --------------
SEMICONDUCTOR EQUIPMENT (0.2%)
Applied Micro Circuits Corp.* ........        60,000               1,032,000
StorageNetworks, Inc.^* ..............       175,000               2,973,250
                                                              --------------
                                                                   4,005,250
                                                              --------------
SEMICONDUCTORS (2.4%)
Altera Corp.* ........................       645,500              18,719,500
Fairchild Semiconductor
  International, Inc., Class A^* .....       200,000               4,600,000
Maxim Integrated Products* ...........        56,400               2,493,444
Micron Technology, Inc.* .............       399,000              16,398,900
Samsung Electronics Co. Ltd.
  (Foreign) ..........................        50,900               7,514,648
STMicroelectronics N.V. ..............       231,510               8,035,378
                                                              --------------
                                                                  57,761,870
                                                              --------------
SYSTEMS SOFTWARE (1.2%)
Microsoft Corp.* .....................       346,650              25,305,450
VERITAS Software Corp.* ..............        62,200               4,138,166
                                                              --------------
                                                                  29,443,616
                                                              --------------
TELECOMMUNICATIONS EQUIPMENT (0.5%)
Alcatel S.A.^ ........................       160,800               3,362,294
Nokia OYJ ............................       365,752               8,288,725
Research In Motion Ltd.^* ............        40,000               1,290,000
                                                              --------------
                                                                  12,941,019
                                                              --------------
  TOTAL INFORMATION TECHNOLOGY........                           220,764,968
                                                              --------------
MATERIALS (0.2%)
CHEMICALS (0.2%)
Shin-Etsu Chemical Co., Ltd. .........       144,000               5,286,946
Syngenta AG * ........................           347                  17,641
                                                              --------------
  TOTAL MATERIALS ....................                             5,304,587
                                                              --------------
TELECOMMUNICATION SERVICES (5.3%)
DIVERSIFIED TELECOMMUNICATION
  SERVICES (1.8%)
Adelphia Business Solutions,
  Inc.* ..............................       400,000               1,640,000
CenturyTel, Inc. .....................        40,000               1,212,000
Hughes Electronics Corp.* ............       180,000               3,645,000
NTL, Inc.^* ..........................       550,000               6,627,500
Telefonica S.A.* .....................       184,448               2,273,464
Telefonos de Mexico S.A.,
  Class L (ADR) ......................       126,000               4,421,340



                                               NUMBER              VALUE
                                              OF SHARES          (NOTE 1)
                                         ------------------  ----------------
Telephone & Data Systems, Inc.........     200,000            $   21,750,000
United Pan-Europe
  Communications N.V.* ...............     696,114                 1,767,886
WinStar Communications, Inc.^*........       4,407                       225
                                                              --------------
                                                                  43,337,415
                                                              --------------
WIRELESS TELECOMMUNICATION
  SERVICES (3.5%)
America Movil S.A. de CV
  (ADR) ..............................     126,000                 2,628,360
AT&T Wireless Group* .................     752,022                12,295,560
China Mobile (Hong Kong)
  Ltd.* ..............................   1,837,000                 9,703,377
Millicom International Cellular
  S.A.* ..............................     720,000                18,072,000
NTT DoCoMo, Inc. .....................         410                 7,132,149
SK Telecom Co., Ltd. (ADR) ...........     253,250                 4,279,925
US Cellular Corp.* ...................     285,000                16,430,250
Vodafone Group plc ...................   4,215,741                 9,350,819
Western Wireless Corp.,
  Class A* ...........................      50,000                 2,150,000
                                                              --------------
                                                                  82,042,440
                                                              --------------
  TOTAL TELECOMMUNICATION
     SERVICES ........................                           125,379,855
                                                              --------------
UTILITIES (2.3%)
ELECTRIC UTILITIES (0.7%)
AES Corp.* ...........................     389,750                16,778,738
                                                              --------------
MULTI-UTILITIES (1.6%)
Calpine Capital Trust * ..............      26,000                 3,458,000
Calpine Corp.* .......................      90,000                 3,402,000
Dynegy, Inc., Class A ................     498,610                23,185,365
Enron Corp. ..........................     148,950                 7,298,550
                                                              --------------
                                                                  37,343,915
                                                              --------------
  TOTAL UTILITIES ....................                            54,122,653
                                                              --------------
TOTAL COMMON STOCKS (65.1%)
  (Cost $1,512,849,528)...............                         1,555,580,891
                                                              --------------
PREFERRED STOCKS:
CONSUMER DISCRETIONARY (0.1%)
MEDIA (0.1%)
UnitedGlobalCom, Inc.
  Series C ...........................      95,700                 1,543,162
XO Communication^ ....................      31,400                   427,825
                                                              --------------
  TOTAL CONSUMER DISCRETIONARY........                             1,970,987
                                                              --------------
ENERGY (0.0%)
OIL & GAS EQUIPMENT &
  SERVICES (0.0%)
Apache Corp.^ ........................      26,600                 1,165,612
                                                              --------------
HEALTH CARE (0.0%)
HEALTH CARE EQUIPMENT &
  SERVICES (0.0%)
Caremark RX Capital Trust I ..........       6,700                   798,137
                                                              --------------
TOTAL PREFERRED STOCKS (0.1%)
  (Cost $8,802,681)...................                             3,934,736
                                                              --------------

EQ ADVISORS TRUST
EQ/ALLIANCE GROWTH INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2001 (Unaudited)


                                        NUMBER               VALUE
                                      OF SHARES             (NOTE 1)
                                   ------------------   -----------------
CONVERTIBLE PREFERRED
  STOCKS:
INDUSTRIALS (0.3%)
COMMERCIAL SERVICES &
  SUPPLIES (0.3%)
Amdocs Automatic Common
  Exchange Securities Trust
  6.75% ........................      159,000            $    8,029,500
                                                         --------------
UTILITIES (0.2%)
ELECTRIC UTILITIES (0.2%)
SEI Trust
  6.25% ........................       50,700                 3,650,400
Reliant Energy, Inc.
  2.00% ........................       16,440                   830,220
                                                         --------------
  TOTAL UTILITIES ..............                              4,480,620
                                                         --------------
TOTAL CONVERTIBLE PREFERRED
  STOCK (0.5%)
  (Cost $7,115,080).............                             12,510,120
                                                         --------------
                                    PRINCIPAL
                                     AMOUNT
                                     -------
CONVERTIBLE BONDS:
CONSUMER DISCRETIONARY (0.2%)
CASINOS & GAMING (0.2%)
Park Place Entertainment Corp.
  5.50%, 2/15/07+ ..............   $2,915,000                 3,887,881
                                                         --------------
FINANCIALS (0.2%)
FOREIGN GOVERNMENT (0.2%)
Unicredito Italiano Capital
  Trust II+
  9.20%, 12/31/49 ..............    5,700,000                 6,186,809
                                                         --------------
HEALTH CARE (0.3%)
BIOTECHNOLOGY (0.2%)
Gilead Sciences, Inc.
  5.00%, 12/15/07 ..............      485,000                   681,425
Human Genome Sciences, Inc.
  5.50%, 7/1/06+ ...............      905,000                 4,178,294
  5.50%, 7/1/06 ................      230,000                 1,061,887
                                                         --------------
                                                              5,921,606
                                                         --------------
PHARMACEUTICALS (0.1%)
Millenium Pharmaceuticals, Inc.
  5.50%, 1/15/07+ ..............    1,605,000                 1,705,313
  5.50%, 1/15/07 ...............      100,000                   106,250
                                                         --------------
                                                              1,811,563
                                                         --------------
  TOTAL HEALTH CARE ............                              7,733,169
                                                         --------------
INDUSTRIALS (0.2%)
COMMERCIAL SERVICES &
  SUPPLIES (0.1%)
Checkfree Holdings Corp.
  6.50%, 12/1/06 ...............      250,000                   205,312
  6.50%, 12/1/06+ ..............    1,515,000                 1,244,194
                                                         --------------
                                                              1,449,506
                                                         --------------
ELECTRICAL EQUIPMENT (0.1%)
Advanced Energy Industries, Inc.
  5.25%, 11/15/06 ..............    3,075,000                 3,274,875
                                                         --------------
  TOTAL INDUSTRIALS ............                              4,724,381
                                                         --------------
INFORMATION TECHNOLOGY (1.7%)
APPLICATION SOFTWARE (0.9%)
BEA Systems, Inc.
  4.00%, 12/15/06 ..............    2,110,000                 2,502,987
  4.00%, 12/15/06+ .............      900,000                 1,067,625



                                        PRINCIPAL          VALUE
                                         AMOUNT           (NOTE 1)
                                      ------------   -----------------
Mercury Interactive Corp.
  4.75%, 7/1/07 ...................   $ 735,000      $      647,719
  4.75%, 7/1/07+ ..................   2,940,000           2,590,875
Nvidia Corp.
  4.75%, 10/15/07 .................   1,930,000           2,388,375
ONI Systems Corp.
  5.00%, 10/15/05 .................   4,145,000           3,124,294
Rational Software Corp.
  5.00%, 2/1/07 ...................     480,000             517,200
  5.00%, 2/1/07+ ..................   4,550,000           4,902,625
Siebel Systems, Inc.
  5.50%, 9/15/06 ..................     235,000             507,013
  5.50%, 9/15/06+ .................   1,445,000           3,117,587
                                                     --------------
                                                         21,366,300
                                                     --------------
ELECTRONIC EQUIPMENT &
  INSTRUMENTS (0.5%)
Burr-Brown Corp.+
  4.25%, 2/15/07 ..................   1,700,000           1,942,250
Critical Path, Inc.
  5.75%, 4/1/05+ ..................   2,540,000             596,900
  5.75%, 4/1/05 ...................     790,000             185,650
Cypress Semiconductor Corp.
  4.00%, 2/1/05 ...................   3,390,000           3,097,612
LSI Logic Corp.
  4.25%, 3/15/04 ..................   1,290,000           1,817,288
Sanmina Corp.
  4.25%, 5/1/04+ ..................     370,000             461,575
  4.25%, 5/1/04 ...................   2,440,000           3,043,900
                                                     --------------
                                                         11,145,175
                                                     --------------
IT CONSULTING & SERVICES (0.1%)
BISYS Group, Inc. (The)+
  4.00%, 3/15/06 ..................   3,195,000           3,554,437
                                                     --------------
SEMICONDUCTOR EQUIPMENT (0.0%)
International Rectifer Corp.
  4.25%, 7/15/07 ..................     570,000             445,313
                                                     --------------
SEMICONDUCTORS (0.0%)
STMicroelectron N.V. Zero
  Coupon
  9/22/09 .........................     705,000             728,794
                                                     --------------
SYSTEMS SOFTWARE (0.1%)
Veritas Software Corp.
  1.856%, 8/13/06 .................     795,000           1,581,056
                                                     --------------
TELECOMMUNICATIONS EQUIPMENT (0.1%)
CIENA Corp.
  3.75%, 2/1/08 ...................   2,435,000           1,847,556
                                                     --------------
  TOTAL INFORMATION TECHNOLOGY.....                      40,668,631
                                                     --------------
TELECOMMUNICATION SERVICES (0.4%)
DIVERSIFIED TELECOMMUNICATION
  SERVICES (0.3%)
Comverse Technology, Inc.
  4.50%, 7/1/05 ...................   2,055,000           5,474,006
NTL, Inc.
  7.00%, 12/15/08 .................     950,000             470,250
                                                     --------------
                                                          5,944,256
                                                     --------------

EQ ADVISORS TRUST
EQ/ALLIANCE GROWTH INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2001 (Unaudited)




                                            PRINCIPAL                VALUE
                                             AMOUNT                (NOTE 1)
                                      --------------------   --------------------
WIRELESS TELECOMMUNICATION
  SERVICES (0.1%)
Nextel Communications, Inc.
  4.75%, 7/1/07 ...................        $   590,000       $      541,325
  4.75%, 7/1/07+ ..................          2,625,000            2,408,438
                                                             --------------
                                                                  2,949,763
                                                             --------------
  TOTAL TELECOMMUNICATION
     SERVICES .....................                               8,894,019
                                                             --------------
UTILITIES (0.1%)
ELECTRIC UTILITIES (0.1%)
AES Corp.
  4.50%, 8/15/05 ..................          1,030,000            1,691,775
                                                             --------------
TOTAL CONVERTIBLE BONDS (3.1%)
  (Cost $74,502,699)...............                              73,786,665
                                                             --------------
LONG-TERM DEBT SECURITIES:
CONSUMER DISCRETIONARY (1.7%)
AUTOMOBILES (0.3%)
Daimler Chrysler NA Holdings
  6.40%, 5/15/06 ..................          5,750,000            5,704,288
Delco Remy International, Inc.+
  11.00%, 5/1/09 ..................            265,000              275,600
Hayes Lemmerz International,
  Inc.+
  11.875%, 6/15/06 ................            350,000              343,000
                                                             --------------
                                                                  6,322,888
                                                             --------------
CASINOS & GAMING (0.0%)
Mandalay Resorts Group,
  Series B^
  10.25%, 8/1/07 ..................            500,000              523,750
Park Place Entertainment Corp.
  8.875%, 9/15/08 .................            260,000              267,150
                                                             --------------
                                                                    790,900
                                                             --------------
GENERAL MERCHANDISE STORES (0.2%)
Wal-Mart Stores, Inc.
  6.875%, 8/10/09 .................          5,200,000            5,395,276
                                                             --------------
HOUSEHOLD DURABLES (0.1%)
Sealy Mattress Co.
  9.875%, 12/15/07 ................            925,000              913,437
 Series B^
  9.875%, 12/15/07 ................            125,000              123,438
                                                             --------------
                                                                  1,036,875
                                                             --------------
LEISURE FACILITIES (0.0%)
Premier Parks, Inc.
  9.75%, 6/15/07 ..................            360,000              361,800
                                                             --------------
MEDIA (1.1%)
Adelphia Communications
  10.875%, 10/1/10 ................            260,000              263,250
  10.25%, 6/15/11 .................            490,000              482,650
AT&T Corp. -- Liberty Media
  Group
  8.25%, 2/1/30 ...................            875,000              752,371
Charter Communications
  Holdings
  10.75%, 10/1/09 .................            260,000              273,650
  10.00%, 5/15/11+ ................            660,000              669,900
Charter Communications, Inc.
  5.75%, 10/15/05 .................          1,140,000            1,400,775


                                            PRINCIPAL            VALUE
                                             AMOUNT             (NOTE 1)
                                      --------------------  ----------------
Disney (Walt) Co., Series MTN
  4.875%, 7/2/04 ..................        $ 9,825,000       $    9,653,023
Fox Family Worldwide, Inc.
  9.25%, 11/1/07 ..................            635,000              641,350
Time Warner Entertainment
  8.375%, 7/15/33 .................          6,000,000            6,522,384
Time Warner Entertainment
  Co. LP
  8.375%, 3/15/23 .................          4,550,000            4,939,512
                                                             --------------
                                                                 25,598,865
                                                             --------------
  TOTAL CONSUMER DISCRETIONARY.....                              39,506,604
                                                             --------------
ENERGY (0.3%)
INTEGRATED OIL & GAS (0.2%)
Amerada Hess Corp.
  7.875%, 10/1/29 .................          2,270,000            2,399,158
Conoco, Inc.
  6.95%, 4/15/29 ..................          2,000,000            1,922,880
                                                             --------------
                                                                  4,322,038
                                                             --------------
OIL & GAS DRILLING (0.0%)
Transocean Sedco Forex, Inc.
  1.50%, 5/15/21 ..................            490,000              445,288
                                                             --------------
OIL & GAS EQUIPMENT &
  SERVICES (0.1%)
Williams Cos., Inc.+
  7.50%, 1/15/31 ..................          3,475,000            3,257,204
                                                             --------------
  TOTAL ENERGY ....................                               8,024,530
                                                             --------------
FINANCIALS (19.1%)
ASSET BACKED (1.6%)
Citibank Credit Card Issuance
  Trust, Series 00-A3
  6.875%, 11/15/09 ................         15,825,000           16,386,659
Citibank Credit Card Master
  Trust I, Series 97-6 A
  (Zero Coupon)
  8/15/06 .........................          9,100,000            7,694,844
Discover Card Master Trust I,
  Series 00-9 A
  6.35%, 7/15/08 ..................          5,825,000            5,950,142
  Series 99-6 A
  6.85%, 7/17/07 ..................          7,575,000            7,881,505
                                                             --------------
                                                                 37,913,150
                                                             --------------
BANKS (1.4%)
Banc One Corp.
  7.625%, 10/15/26 ................          1,680,000            1,733,034
Bank One Corp.
  7.875%, 8/1/10 ..................          4,350,000            4,655,435
Barclays Bank plc (Step
  Bond)(a)+
  8.55%, 6/15/11 ..................          8,635,000            9,318,952
Sanwa Bank Ltd.
  7.40%, 6/15/11 ..................          2,070,000            1,996,308
St. George Bank Ltd.+
  7.15%, 10/15/05 .................          9,525,000            9,757,572
Standard Chartered Bank+
  8.00%, 5/30/31 ..................          2,050,000            2,082,349
Washington Mutual Finance
  Corp.
  6.25%, 5/15/06 ..................          3,725,000            3,737,479
                                                             --------------
                                                                 33,281,129
                                                             --------------

EQ ADVISORS TRUST
EQ/ALLIANCE GROWTH INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2001 (Unaudited)



                                    PRINCIPAL                 VALUE
                                     AMOUNT                 (NOTE 1)
                                  --------------         ----------------
COLLATERALIZED MORTGAGE
  OBLIGATIONS (0.4%)
Bear Stearns Commercial
  Mortgage Securties, Series
  01-TOP2 A2
  6.48%, 2/15/35 ...............   $5,900,000             $   5,809,319
GS Mortgage Securities Corp. II,
  Series 01-ROCK A2
  6.624%, 5/3/11 ...............    3,200,000                 3,184,500
                                                          -------------
                                                              8,993,819
                                                          -------------
DIVERSIFIED FINANCIALS (2.1%)
Associates Corp. N.A.
  5.75%, 11/1/03 ...............    5,685,000                 5,731,696
Chase Manhattan Corp.
  6.375%, 4/1/08 ...............    3,340,000                 3,299,499
Ford Motor Credit Co.
  5.75%, 2/23/04 ...............    2,440,000                 2,440,703
Goldman Sachs Group, Inc.
  6.875%, 1/15/11 ..............    2,400,000                 2,386,546
Household Finance Corp.
  5.875%, 2/1/09 ...............    2,000,000                 1,872,860
JP Morgan Chase & Co.
  6.75%, 2/1/11 ................    7,430,000                 7,440,365
Lehman Brothers Holdings
  7.875%, 8/15/10 ..............    6,185,000                 6,516,689
Merrill Lynch & Co.,
  Series MNTB
  5.35%, 6/15/04 ...............   14,425,000                14,381,393
Morgan Stanley Dean
  Witter & Co.
  6.10%, 4/15/06 ...............    6,550,000                 6,544,380
                                                          -------------
                                                             50,614,131
                                                          -------------
FOREIGN GOVERNMENT (1.0%)
Federal Republic of Brazil^
  11.00%, 8/17/40 ..............    1,950,000                 1,444,950
Quebec Province,
  Series NY,
  7.50%, 9/15/29 ...............    1,500,000                 1,588,185
Republic of Argentina
  12.25%, 6/19/18 ..............    8,025,000                 5,957,760
Republic of Colombia
  11.75%, 2/25/20 ..............      225,000                   214,875
Republic of Panama
  10.75%, 5/15/20 ..............      335,000                   355,100
Republic of Philippines^
  10.625%, 3/16/25 .............      900,000                   815,445
Republic of Turkey
  11.875%, 1/15/30 .............      265,000                   221,938
Republic of Venezuela
  9.25%, 9/15/27 ...............      325,000                   224,250
Republic of Bulgaria^
  6.313%, 7/28/24 ..............      350,000                   275,625
Russian Federation+
  5.00%, 3/31/30 ...............    3,075,000                 1,456,781
State of Qatar+
  9.75%, 6/15/30 ...............    3,760,000                 4,286,400
United Mexican States
  8.375%, 1/14/11 ..............    4,360,000                 4,388,340


                                      PRINCIPAL                VALUE
                                       AMOUNT                (NOTE 1)
                                   ------------           -------------
  8.125%, 12/30/19 .............   $2,660,000             $   2,513,700
                                                          -------------
                                                             23,743,349
                                                          -------------
REAL ESTATE (0.1%)
Felcor Lodging LP+
  8.50%, 6/1/11 ................    1,050,000                 1,002,750
Host Marriott LP, Series G
  9.25%, 10/1/07 ...............       20,000                    20,100
                                                          -------------
                                                              1,022,850
                                                          -------------

U.S. GOVERNMENT (1.3%)
U.S. Treasury Bonds^
  5.38%, 2/15/31 ...............    2,850,000                 2,701,711
  8.13%, 8/15/19 ...............   18,245,000                22,717,762
U.S. Treasury Notes^
  5.75%, 8/15/03 ...............    6,300,000                 6,475,890
                                                          -------------
                                                             31,895,363
                                                          -------------
U.S. GOVERNMENT AGENCIES (11.2%)
Federal Home Loan
  Mortgage Corp.
  5.25%, 2/15/04^ ..............   26,940,000                27,154,712
Federal National Mortgage
  Association
  6.75%, 8/15/02 ...............   12,715,000                13,079,081
  6.00%, 12/15/05^ .............   24,100,000                24,584,699
  6.625%, 10/15/07 .............    1,975,000                 2,062,947
  7.00%, 9/1/14 ................    6,485,989                 6,607,537
  7.00%, 2/1/15 ................   21,151,385                21,547,762
  6.50%, 3/1/16 ................   30,948,677                31,049,260
  6.00%, 3/1/29 ................   16,239,749                15,620,303
  6.00%, 7/1/29 ................    5,395,521                 5,184,702
  6.50%, 7/1/30 ................   13,962,534                13,748,000
  7.50%, 5/1/31 ................   57,482,764                58,650,239
  6.50%, 7/15/49, TBA ..........   29,655,000                29,182,299
Government National Mortgage
  Association
  6.50%, 5/15/29 ...............   19,916,747                19,723,594
                                                          -------------
                                                            268,195,135
                                                          -------------
  TOTAL FINANCIALS .............                            455,658,926
                                                          -------------
HEALTH CARE (0.1%)
HEALTH CARE EQUIPMENT &
  SERVICES (0.1%)
HCA Healthcare Co.^
  7.875%, 2/1/11 ...............      385,000                   388,134
Health Management Associates,
  Inc.
  0.25%, 8/16/20 ...............    1,270,000                   919,162
Triad Hospitals Holdings, Inc.+
  8.75%, 5/1/09 ................      190,000                   193,325
                                                          -------------
  TOTAL HEALTH CARE ............                              1,500,621
                                                          -------------
INDUSTRIALS (0.6%)
COMMERCIAL SERVICES &
  SUPPLIES (0.2%)
Allied Waste North America
  10.00%, 8/1/09 ...............      225,000                   231,187
 Series B
  7.875%, 1/1/09 ...............      235,000                   229,713

EQ ADVISORS TRUST
EQ/ALLIANCE GROWTH INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2001 (Unaudited)



                                             PRINCIPAL             VALUE
                                              AMOUNT              (NOTE 1)
                                       --------------------  ---------------
Cendent Corp.+ Zero Coupon
  2/13/21 ..........................   $ 2,120,000            $    1,558,200
Iron Mountain, Inc.^
  8.625%, 4/1/13 ...................       940,000                   947,050
                                                              --------------
                                                                   2,966,150
                                                              --------------
INDUSTRIAL CONGLOMERATES (0.3%)
Applied Extrusion Technology+
  10.75%, 7/1/11 ...................       470,000                   474,700
Tyco International
  Group S.A.
  6.375%, 2/15/06 ..................     6,800,000                 6,861,492
                                                              --------------
                                                                   7,336,192
                                                              --------------
MACHINERY (0.0%)
Sequa Corp.+
  8.875%, 4/1/08 ...................       550,000                   544,500
  9.00%, 8/1/09 ....................       400,000                   398,000
                                                              --------------
                                                                     942,500
                                                              --------------
RAILROADS (0.1%)
Union Pacific Corp.
  6.625%, 2/1/29 ...................     3,200,000                 2,873,328
                                                              --------------
  TOTAL INDUSTRIALS ................                              14,118,170
                                                              --------------
MATERIALS (0.1%)
CHEMICALS (0.1%)
Huntsman ICI Chemicals
  10.125%, 7/1/09 ..................       375,000                   369,375
Lyondell Chemical Co.
  9.625%, 5/1/07^ ..................       235,000                   233,825
  9.875%, 5/1/07 Series B ..........       640,000                   635,200
Millennium America, Inc.+
  9.25%, 6/15/08 ...................       135,000                   134,325
                                                              --------------
                                                                   1,372,725
                                                              --------------
CONTAINERS & PACKAGING (0.0%)
Stone Container Corp.+
  9.75%, 2/1/11 ....................       880,000                   897,600
                                                              --------------
PAPER & FOREST PRODUCTS (0.0%)
Tembec Industries, Inc.
  8.625%, 6/30/09^ .................       445,000                   453,900
  8.50%, 2/1/11 ....................       860,000                   877,200
                                                              --------------
                                                                   1,331,100
                                                              --------------
  TOTAL MATERIALS ..................                               3,601,425
                                                              --------------
TELECOMMUNICATION SERVICES (0.9%)
DIVERSIFIED TELECOMMUNICATION
  SERVICES (0.7%)
AT&T Corp.
  6.50%, 3/15/29 ...................     4,950,000                 4,226,567
Echostar Dbs Corp.
  9.375%, 2/1/09 ...................       760,000                   744,800
Global Crossing Holding Ltd.+
  8.70%, 8/1/07 ....................     1,255,000                   953,800
McLeodUSA, Inc.
  11.375%, 1/1/09 ..................       255,000                   160,650
Qwest Capital Funding+
  7.90%, 8/15/10 ...................     4,700,000                 4,855,575
Sprint Capital Corp.
  7.625%, 1/30/11 ..................     2,125,000                 2,108,465


                                             PRINCIPAL            VALUE
                                              AMOUNT              (NOTE 1)
                                       --------------------   --------------
Worldcom, Inc.
  8.25%, 5/15/31 ...................   $ 3,800,000            $    3,727,272
                                                              --------------
                                                                  16,777,129
                                                              --------------

WIRELESS TELECOMMUNICATION
  SERVICES (0.2%)
AT&T Wireless Group+
  8.75%, 3/1/31 ....................     4,350,000                 4,519,324
Nextel Communications, Inc.^
  9.375%, 11/15/09 .................       740,000                   586,450
  9.50%, 2/1/11+ ...................       260,000                   203,775
                                                              --------------
                                                                   5,309,549
                                                              --------------
  TOTAL TELECOMMUNICATION
     SERVICES ......................                              22,086,678
                                                              --------------
UTILITIES (0.5%)
ELECTRIC UTILITIES (0.3%)
AES Corp.
  9.375%, 9/15/10 ..................       760,000                   767,600
Cilcorp, Inc.
  9.375%, 10/15/29 .................     2,550,000                 2,809,664
TXU Corp., Series J
  6.375%, 6/15/06 ..................     1,650,000                 1,630,253
                                                              --------------
                                                                   5,207,517
                                                              --------------
GAS UTILITIES (0.1%)
Keyspan Corp.
  7.25%, 11/15/05 ..................     2,975,000                 3,109,054
                                                              --------------
MULTI -- UTILITIES (0.1%)
Calpine Canada Energy Finance
  8.50%, 5/1/08 ....................     1,125,000                 1,096,829
Progress Energy, Inc.
  7.75%, 3/1/31 ....................     1,425,000                 1,470,839
                                                              --------------
                                                                   2,567,668
                                                              --------------
  TOTAL UTILITIES ..................                              10,884,239
                                                              --------------
  TOTAL LONG-TERM DEBT
     SECURITIES (23.3%)
     (Cost $551,804,873) ...........                             555,381,193
                                                              --------------
SHORT-TERM DEBT
  SECURITIES:
TIME DEPOSIT (0.0%)
Chase Nassau
  3.45%, 7/2/01 ....................       720,909                   720,909
                                                              --------------
U.S. GOVERNMENT AGENCY (4.8%)
Federal National Mortgage
  Association (Discount Note)
  7/2/01 ...........................   114,900,000               114,887,424
                                                              --------------
TOTAL SHORT-TERM DEBT
  SECURITIES (4.8%)
  (Amortized Cost $115,608,333).....                             115,608,333
                                                              --------------
TOTAL INVESTMENTS (96.9%)
  (Cost/Amortized Cost
  $2,270,683,194) ..................                           2,316,801,938
OTHER ASSETS
  LESS LIABILITIES (3.1%) ..........                              73,414,930
                                                              --------------
NET ASSETS (100%) ..................                          $2,390,216,868
                                                              ==============

EQ ADVISORS TRUST
EQ/ALLIANCE GROWTH INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2001 (Unaudited)


--------------------------------------------------------------------------------
DISTRIBUTION OF INVESTMENTS BY GLOBAL REGION

As a Percentage of Total Investments



Canada ...........................    0.2%
France ...........................    1.5
Japan ............................    3.2
Latin America ....................    1.0
Netherlands ......................    0.5
Russia ...........................    0.1
Scandinavia ......................    1.1
Southeast Asia ...................    1.8
Spain ............................    0.7
United Kingdom ...................    6.5
United States** ..................   80.9
 Other European Countries.........    2.5
                                     ----
                                     100%
                                     ====

----------
TBA-  Security is subject to delayed delivery

*     Non-income producing.

^     All or a portion of securities out on loan (Note 1).

**    Includes Short-Term Debt Securities of 4.8%.

+ Security exempt from registration under Rule 144A of the Securities Act of 1933. These Securities may only be resold to qualified institutional buyers. At June 30, 2001, these securities amounted to $84,630,438 or 3.54% of net assets.

      Glossary:
      ADR--American Depositary Receipt
      GDR--Global Depositary Receipt

Investment security transactions for the period ended June 30, 2001 were as follows:



COST OF PURCHASES:
 Stocks and long-term corporate debt securities ......... $ 773,318,810
 U.S. Government securities .............................   265,065,162
NET PROCEEDS OF SALES AND REDEMPTIONS:
 Stocks and long-term corporate debt securities .........   647,600,313
 U.S. Government securities .............................   389,176,019

As of June 30, 2001, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:



Aggregate gross unrealized appreciation .........  $  274,004,811
Aggregate gross unrealized depreciation .........    (227,886,067)
                                                   --------------
Net unrealized appreciation .....................  $   46,118,744
                                                   ==============
Federal income tax cost of investments ..........  $2,270,683,194
                                                   ==============

At June 30, 2001, the Portfolio had loaned securities with a total value $216,602,344 which was secured by collateral of $230,355,574 of which $43,182,277 was in the form of U.S. Government securities.








                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/ALLIANCE HIGH YIELD PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2001 (Unaudited)


                                        NUMBER           VALUE
                                      OF SHARES         (NOTE 1)
                                     -----------     --------------
COMMON STOCKS:
FINANCIALS (0.1%)
DIVERSIFIED FINANCIALS (0.1%)
Goss Holdings, Inc., Class B* ......   83,633        $      167,266
                                                     --------------
TELECOMMUNICATION
  SERVICES (0.1%)
DIVERSIFIED TELECOMMUNICATION
  SERVICES (0.1%)
McLeodUSA, Inc.* ...................   91,439               419,705
Optel, Inc.*+ ......................   10,000                   100
RCN Corp.* .........................      302                 1,658
VersaTel Telecom International
  N.V. .............................   92,251               257,714
                                                     --------------
  TOTAL TELECOMMUNICATION
     SERVICES ......................                        679,177
                                                     --------------
TOTAL COMMON STOCKS (0.2%)
  (Cost $674,240)...................                        846,443
                                                     --------------
PREFERRED STOCKS:
CONSUMER DISCRETIONARY (1.4%)
MEDIA (1.4%)
CSC Holdings, Inc., Series M
  11.25% ...........................   69,378             7,406,154
                                                     --------------
FINANCIALS (0.5%)
REAL ESTATE (0.5%)
Sovereign REIT+
  12.00% ...........................    2,840             2,825,800
                                                     --------------
INFORMATION TECHNOLOGY (0.0%)
DIVERSIFIED TELECOMMUNICATION
  SERVICES (0.0%)
XO Communications, Inc.
  14.00% ...........................    1,137                 5,117
ELECTRONIC EQUIPMENT &
  INSTRUMENTS (0.0%)
Interact Electronic Marketing,
  Series B*
  14.00% ...........................    1,500                    --
                                                     --------------
  TOTAL INFORMATION TECHNOLOGY .....                          5,117
                                                     --------------
TELECOMMUNICATION SERVICES (2.3%)
DIVERSIFIED TELECOMMUNICATION
  SERVICES (1.0%)
Global Crossing Holdings Ltd.
  10.25% ...........................   45,000             2,587,500
Intermedia Communication, Inc.
  13.50% ...........................    2,888             2,888,039
                                                     --------------
                                                          5,475,539
                                                     --------------
WIRELESS TELECOMMUNICATION
  SERVICES (1.3%)
Nextel Communications, Inc.,
  Series E*
  11.25% ...........................   12,113             6,662,006
                                                     --------------
  TOTAL TELECOMMUNICATION
     SERVICES ......................                     12,137,545
                                                     --------------
TOTAL PREFERRED STOCKS (4.2%)
  (Cost $27,370,387)................                     22,374,616
                                                     --------------





                                             NUMBER            VALUE
                                          OF WARRANTS         (NOTE 1)
                                         -------------   -----------------
WARRANTS:
CONSUMER DISCRETIONARY (0.0%)
DISTRIBUTORS (0.0%)
Jostens, Inc., expiring 5/1/10+* .....        4,000      $       60,000
                                                         --------------
HOME IMPROVEMENT RETAIL (0.0%)
V2 Music Holdings, Class A,
  expiring 4/15/08 (c)*+ .............        8,000                  80
                                                         --------------
SPECIALTY STORES (0.0%)
Discovery Zone, expiring
  8/1/07*+ ...........................        3,500                   3
                                                         --------------
  TOTAL CONSUMER DISCRETIONARY........                           60,083
                                                         --------------
FINANCIALS (0.0%)
DIVERSIFIED FINANCIALS (0.0%)
Renaissancere Capital Trust,
  expiring 8/15/01*+ .................        2,000                   2
                                                         --------------
HEALTH CARE (0.0%)
HEALTH CARE EQUIPMENT &
  SERVICES (0.0%)
Wright Medical Technology, Inc.,
  expiring 6/30/03* ..................          618                  --
                                                         --------------
INDUSTRIALS (0.0%)
CONSTRUCTION & ENGINEERING (0.0%)
Capital Pacific Holdings, Inc.,
  expiring 5/1/02 +* .................       11,850               2,963
                                                         --------------
INFORMATION TECHNOLOGY (0.0%)
ELECTRONIC EQUIPMENT &
  INSTRUMENTS (0.0%)
Interact Electronic Marketing,
  expiring 12/31/09* .................        1,500                  --
Interact Systems, Inc., expiring
  8/1/03*+ ...........................        1,500                  15
                                                         --------------
  TOTAL INFORMATION TECHNOLOGY........                               15
                                                         --------------
MATERIALS (0.0%)
CONTAINERS & PACKAGING(0.0%)
Pliant Corp., expiring 06/01/08+*.....          475                  48
                                                         --------------
METALS & MINING (0.0%)
Republic Technologies, expiring
  7/15/09*+ ..........................        7,000                  70
                                                         --------------
  TOTAL MATERIALS ....................                              118
                                                         --------------
TELECOMMUNICATION SERVICES (0.0%)
DIVERSIFIED TELECOMMUNICATION
  SERVICES (0.0%)
21st Century Telecom Group,
  Inc., expiring 2/15/10* ............        4,000                  --
Knology, Inc., expiring
  10/15/07*+ .........................       15,000                 150
Primus Telecommunications,
  expiring 8/1/04* ...................        6,500                  65
Startec Global Communications
  Corp., expiring 5/15/08* ...........        5,000                  50
                                                         --------------
  TOTAL TELECOMMUNICATION
     SERVICES ........................                              265
                                                         --------------
  TOTAL WARRANTS (0.0%)
     (Cost $136,645) .................                           63,446
                                                         --------------

EQ ADVISORS TRUST
EQ/ALLIANCE HIGH YIELD PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2001 (Unaudited)




                                                                             PRINCIPAL                VALUE
                                                                               AMOUNT                (NOTE 1)
                                                                           -------------           ---------------
LONG-TERM DEBT SECURITIES:
CONSUMER DISCRETIONARY (23.0%)
AUTO COMPONENTS (0.7%)
Collins & Aikman Products Co.
  11.50%, 04/15/06 .....................................................   $ 1,415,000             $    1,337,175
Dura Operating Corp.
  9.00%, 05/01/09+ .....................................................       560,000                    526,400
  Series B
  9.00%, 05/01/09 ......................................................     2,030,000                  1,908,200
                                                                                                   --------------
                                                                                                        3,771,775
                                                                                                   --------------
AUTOMOBILES (2.2%)
Avis Rent a Car, Inc.
  11.00%, 05/01/09 .....................................................     6,500,000                  7,247,500
Delco Remy International, Inc.+
  11.00%, 05/01/09 .....................................................     1,815,000                  1,887,600
Hayes Lemmerz International,
  Inc.+
  11.875%, 06/15/06 ....................................................     2,685,000                  2,638,012
                                                                                                   --------------
                                                                                                       11,773,112
                                                                                                   --------------
CASINOS & GAMING (3.3%)
Amerstar Casino, Inc.+
  10.75%, 02/15/09 .....................................................     2,950,000                  3,082,750
Mandalay Resorts Group,
  Series B
  10.25%, 08/01/07 .....................................................     5,850,000                  6,127,875
MGM Grand, Inc.
  8.375%, 02/01/11 .....................................................     1,850,000                  1,861,562
 9.75%, 06/01/07 .......................................................     1,500,000                  1,601,250
Park Place Entertainment
  9.375%, 02/15/07 .....................................................     4,500,000                  4,730,625
                                                                                                   --------------
                                                                                                       17,404,062
                                                                                                   --------------
DEPARTMENT STORES (0.3%)
Saks, Inc.
  8.25%, 11/15/08 ......................................................     1,425,000                  1,296,750
                                                                                                   --------------
DISTRIBUTORS (1.4%)
Jostens, Inc.
  12.75%, 05/01/10 .....................................................     4,000,000                  4,060,000
Transdigm, Inc.
  10.375%, 12/01/08 ....................................................     3,500,000                  3,430,000
                                                                                                   --------------
                                                                                                        7,490,000
                                                                                                   --------------
HOTELS (1.2%)
Extended Stay America, Inc.+
  9.875%, 06/15/11 .....................................................     2,760,000                  2,739,300
Intrawest Corp.
  9.75%, 08/15/08 ......................................................     3,500,000                  3,500,000
                                                                                                   --------------
                                                                                                        6,239,300
                                                                                                   --------------
HOUSEHOLD DURABLES (2.2%)
D.R. Horton, Inc.
  8.00%, 02/01/09 ......................................................        40,000                     38,600
 10.50%, 04/01/05 ......................................................     4,000,000                  4,240,000
Schuler Homes, Inc.+
  9.375%, 07/15/09 .....................................................     2,990,000                  2,990,000
 10.50%, 07/15/11 ......................................................     2,660,000                  2,660,000
Sealy Mattress Co.+
  9.875%, 12/15/07 .....................................................     1,725,000                  1,703,438
                                                                                                   --------------
                                                                                                       11,632,038
                                                                                                   --------------
LEISURE FACILITIES (1.1%)
Premier Parks, Inc.
  9.75%, 06/15/07 ......................................................     3,725,000                  3,743,625
 9.75%, 04/01/08 .......................................................       785,000                    633,888


                                                                             PRINCIPAL                  VALUE
                                                                               AMOUNT                  (NOTE 1)
                                                                           --------------          --------------
Six Flags, Inc.+
  9.50%, 02/01/09 ......................................................   $ 1,250,000             $    1,248,437
                                                                                                   --------------
                                                                                                        5,625,950
                                                                                                   --------------
MEDIA (9.3%)
Adelphia Communications
  10.25%, 06/15/11 .....................................................     5,905,000                  5,816,425
  Series B
  9.25%, 10/01/02 ......................................................       500,000                    501,250
  10.875%, 10/01/10 ....................................................     3,500,000                  3,543,750
Charter Communications
  Holdings
 8.625%, 04/01/09 ......................................................       385,000                    365,750
  10.75%, 10/01/09 .....................................................    13,930,000                 14,661,325
 9.625%, 11/15/09+ .....................................................       725,000                    725,906
  Zero Coupon, 05/15/11
  (Step Bond) (b)+ .....................................................    10,575,000                  6,133,500
 10.00%, 05/15/11+ .....................................................     2,095,000                  2,126,425
Fox Family Worldwide, Inc.
  Zero Coupon, 11/01/07
  (Step Bond) (b) ......................................................     2,053,000                  1,816,905
 9.25%, 11/01/07 .......................................................     4,000,000                  4,040,000
GOSS Graphic Systems, Inc. (a)
  12.25%, 11/19/05 .....................................................     3,585,703                  1,183,282
Lin Holdings Corp.
  Zero Coupon, 03/01/08
  (Step Bond) (b) ......................................................     1,735,000                  1,353,300
Mediacom Broadband LLC+
  11.00%, 07/15/13 .....................................................       895,000                    910,662
Primedia, Inc.+
  8.875%, 05/15/11 .....................................................     1,170,000                  1,082,250
Supercanal Holdings (c)
  Zero Coupon, 07/15/05 ................................................     1,738,812                  1,391,050
Time Warner Telecom, Inc.
  10.125%, 02/01/11 ....................................................     1,675,000                  1,507,500
United Pan-Europe
  Communications N.V.
  10.875%, 08/01/09 ....................................................     1,765,000                    622,163
  Series B
  Zero Coupon, 11/01/09
  (Step Bond) (b) ......................................................     7,480,000                  1,196,800
                                                                                                   --------------
                                                                                                       48,978,243
                                                                                                   --------------
RESTAURANTS (0.6%)
NE Restaurant Co., Inc.
  10.75%, 07/15/08 .....................................................     4,450,000                  3,115,000
                                                                                                   --------------
TEXTILES & APPAREL (0.7%)
St. John Knits International, Inc.
  12.50%, 07/01/09 .....................................................     3,500,000                  3,504,375
                                                                                                   --------------
  TOTAL CONSUMER DISCRETIONARY..........................................                              120,830,605
                                                                                                   --------------
CONSUMER STAPLES (3.2%)
DRUG RETAIL (0.4%)
Rite Aid Corp.+
  11.25%, 07/01/08 .....................................................     2,040,000                  2,057,850
                                                                                                   --------------
FOOD DISTRIBUTORS (0.2%)
Del Monte Corp.+
  9.25%, 05/15/11 ......................................................       875,000                    892,500
                                                                                                   --------------
FOOD PRODUCTS (1.1%)
Aurora Foods, Inc., Term B
  5.627%, 12/31/49 .....................................................     3,000,000                  2,997,510
Chiquita Brands International, Inc.
 10.00%, 06/15/09 ......................................................     4,400,000                  2,981,000

EQ ADVISORS TRUST
EQ/ALLIANCE HIGH YIELD PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2001 (Unaudited)




                                        PRINCIPAL                VALUE
                                          AMOUNT                (NOTE 1)
                                     --------------          --------------
SFC Sub, Inc.
  Zero Coupon, 12/15/09
  (Step Bond) (b) ................   $   383,149             $           38
                                                             --------------
                                                                  5,978,548
                                                             --------------
FOOD RETAIL (0.9%)
Di Giorgio Corp., Series B
  10.00%, 06/15/07 ...............     1,500,000                  1,425,000
Stater Brothers Holdings
  10.75%, 08/15/06 ...............     3,750,000                  3,543,750
                                                             --------------
                                                                  4,968,750
                                                             --------------
HOUSEHOLD PRODUCTS (0.3%)
Resolution Performance
  13.50%, 11/15/10 ...............     1,275,000                  1,383,375
                                                             --------------
PERSONAL PRODUCTS (0.3%)
Playtex Products, Inc.+
  9.375%, 06/01/11 ...............     1,460,000                  1,485,550
                                                             --------------
  TOTAL CONSUMER STAPLES .........                               16,766,573
                                                             --------------
ENERGY (1.3%)
INTEGRATED OIL & GAS (0.2%)
Northern Offshore ASA
  10.00%, 05/15/05 ...............     1,175,000                    846,000
                                                             --------------
OIL & GAS EQUIPMENT & SERVICES (0.4%)
Eott Energy Partners LP
  11.00%, 10/01/09 ...............     1,815,000                  1,942,050
TransTexas Gas Corp.,
  Series D (c)
  13.75%, 12/31/01 ...............     2,829,000                         --
                                                             --------------
                                                                  1,942,050
                                                             --------------
OIL & GAS EXPLORATION &
  PRODUCTION (0.7%)
Lomak Petroleum
  8.75%, 01/15/07 ................     4,100,000                  3,956,500
                                                             --------------
TOTAL ENERGY .....................                                6,744,550
                                                             --------------
FINANCIALS (10.9%)
ASSET BACKED (0.3%)
Russell-Stanley Holding, Inc. (c)
  10.875%, 02/15/09 ..............    10,000,000                  1,500,000
                                                             --------------
BANKS (1.5%)
Chohung Bank Co., Ltd.
  (Step Bond) (b)+
  11.875%, 04/01/10 ..............     3,500,000                  3,649,842
Dime Bancorp, Inc.
  9.00%, 12/19/02 ................     2,000,000                  2,072,286
Golden State Holdings Corp.
  6.75%, 08/01/01 ................     2,000,000                  2,001,239
                                                             --------------
                                                                  7,723,367
                                                             --------------
DIVERSIFIED FINANCIALS (3.3%)
Finova Capital Corp.
  7.125%, 05/01/02 ...............     1,410,000                  1,335,260
 7.25%, 11/08/04 .................     3,495,000                  3,246,705
Intertek Finance plc, Series B
  10.25%, 11/01/06 ...............     2,500,000                  1,950,000
PTC International Finance II S.A.
  11.25%, 12/01/09 ...............     4,750,000                  4,655,000
Renaissancere Capital Trust,
  Series B
  8.54%, 03/01/27 ................     1,500,000                  1,219,360
Telewest Finance+
  6.00%, 07/07/05 ................     6,331,000                  4,874,870
                                                             --------------
                                                                 17,281,195
                                                             --------------


                                           PRINCIPAL              VALUE
                                             AMOUNT              (NOTE 1)
                                     ---------------------   --------------
FOREIGN GOVERNMENT (1.0%)
United Mexican States
  11.375%, 09/15/16 ..............   $ 4,170,000             $    5,080,103
                                                             --------------
INSURANCE (2.6%)
Berkley W. R. Capital Trust
  8.197%, 12/15/45 ...............     3,630,000                  2,921,083
Safeco Capital Trust I
  8.072%, 07/15/37 ...............     7,575,000                  6,466,179
Willis Corroon Corp.
  9.00%, 02/01/09 ................     4,500,000                  4,567,500
                                                             --------------
                                                                 13,954,762
                                                             --------------
REAL ESTATE (2.2%)
Felcor Lodging LP+
  9.50%, 09/15/08 ................     1,375,000                  1,381,875
  8.50%, 06/01/11 ................     1,480,000                  1,413,400
Host Marriott LP, Series F+
  9.25%, 10/01/07 ................     3,000,000                  3,112,500
LNR Property Corp.
  9.375%, 03/15/08 ...............     1,500,000                  1,440,000
 10.50%, 01/15/09 ................     4,350,000                  4,350,000
                                                             --------------
                                                                 11,697,775
                                                             --------------
  TOTAL FINANCIALS ...............                               57,237,202
                                                             --------------
HEALTH CARE (5.9%)
HEALTH CARE EQUIPMENT & SERVICES (5.9%)
Concentra Operating Corp.
  13.00%, 08/15/09 ...............     6,500,000                  6,971,250
HCA Healthcare Co.
  7.875%, 02/01/11 ...............     4,075,000                  4,108,170
IASIS Healthcare Corp.
  13.00%, 10/15/09 ...............     6,050,000                  6,413,000
Precision Partners, Inc.
  12.00%, 03/15/09 ...............     3,200,000                  1,440,000
Service Corp. International
  6.00%, 12/15/05 ................     2,265,000                  1,879,950
 6.50%, 03/15/08 .................       600,000                    483,000
 6.30%, 03/15/20 .................       610,000                    568,825
Stewart Enterprises+
  10.75%, 07/01/08 ...............     2,185,000                  2,250,550
Tenet Healthcare Corp., Series B
  9.25%, 09/01/10 ................     2,000,000                  2,255,000
Triad Hospitals Holdings, Inc.
  11.00%, 05/15/09 ...............     1,620,000                  1,745,550
  8.75%, 05/01/09+ ...............     1,485,000                  1,510,988
Unilab Finance Corp.
  12.75%, 10/01/09 ...............     1,250,000                  1,451,563
                                                             --------------
  TOTAL HEALTH CARE ..............                               31,077,846
                                                             --------------
INDUSTRIALS (8.9%)
AEROSPACE & DEFENSE (0.5%)
Hexcel Corp.
  9.75%, 01/15/09 ................     2,500,000                  2,406,250
  9.75%, 01/15/09+ ...............       200,000                    192,500
                                                             --------------
                                                                  2,598,750
                                                             --------------
AIRLINES (0.3%)
Aircraft Service International
  Group
  11.00%, 08/15/05 ...............     1,500,000                  1,500,000
                                                             --------------
BUILDING PRODUCTS (0.3%)
Meritage Corp.+
  9.75%, 06/01/11 ................     1,340,000                  1,333,300
                                                             --------------

EQ ADVISORS TRUST
EQ/ALLIANCE HIGH YIELD PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2001 (Unaudited)




                                            PRINCIPAL                VALUE
                                              AMOUNT                (NOTE 1)
                                      ---------------------   -----------------
COMMERCIAL SERVICES &
  SUPPLIES (3.5%)
Allied Waste North America
  8.875%, 04/01/08+ ...............   $ 3,750,000             $    3,848,437
  10.00%, 08/01/09 ................     8,000,000                  8,220,000
  Series B
  7.875%, 01/01/09 ................     4,000,000                  3,910,000
Employee Solutions, Inc.,
  Series B (c)
  10.00%, 10/15/04 ................     3,250,000                         --
Iron Mountain, Inc.
  8.625%, 04/01/13 ................       740,000                    745,550
Pentacon, Inc.
  12.25%, 04/01/09 ................     3,000,000                  1,500,000
                                                              --------------
                                                                  18,223,987
                                                              --------------
CONSTRUCTION & ENGINEERING (0.2%)
Blount, Inc.
  13.00%, 08/01/09 ................     2,200,000                  1,270,500
                                                              --------------
ELECTRICAL EQUIPMENT (0.5%)
Viasystems, Inc.
  9.75%, 06/01/07 .................     5,250,000                  2,572,500
                                                              --------------
INDUSTRIAL CONGLOMERATES (0.4%)
Applied Extrusion Technology+
  10.75%, 07/01/11 ................     2,315,000                  2,338,150
                                                              --------------
MACHINERY (2.6%)
Dresser, Inc.+
  9.375%, 04/15/11 ................     1,350,000                  1,366,875
Flowserve Corp.
  12.25%, 08/15/10 ................     3,000,000                  3,210,000
Gentek, Inc.
  11.00%, 08/01/09 ................     2,000,000                  1,640,000
Penhall International
  12.00%, 08/01/06 ................     1,550,000                  1,519,000
Sequa Corp.
  9.00%, 08/01/09 .................     6,000,000                  5,970,000
                                                              --------------
                                                                  13,705,875
                                                              --------------
MARINE (0.4%)
Statia Terminals Group
  11.75%, 11/15/03 ................     2,000,000                  2,060,000
                                                              --------------
MEDIA (0.2%)
Quebecor Media, Inc.
  11.125%, 07/15/11 ...............     1,305,000                  1,276,212
                                                              --------------
  TOTAL INDUSTRIALS ...............                               46,879,274
                                                              --------------
INFORMATION TECHNOLOGY (1.3%)
APPLICATION SOFTWARE (0.0%)
Interact Operating Co.
  14.00%, 08/01/03 ................       918,782                      9,188
                                                              --------------
SEMICONDUCTORS (0.9%)
Fairchild Semiconductor
  10.125%, 03/15/07 ...............     2,500,000                  2,400,000
  10.50%, 02/01/09 ................     2,350,000                  2,291,250
                                                              --------------
                                                                   4,691,250
                                                              --------------
TELECOMMUNICATIONS EQUIPMENT (0.4%)
Filtronic plc
  10.00%, 12/01/05 ................     2,250,000                  1,580,625
Global Telesystems Europe
  11.00%, 12/01/09 ................     2,000,000                    237,034
                                                              --------------
                                                                   1,817,659
                                                              --------------
  TOTAL INFORMATION TECHNOLOGY.....                                6,518,097
                                                              --------------



                                            PRINCIPAL              VALUE
                                              AMOUNT              (NOTE 1)
                                      ---------------------   ---------------
MATERIALS (14.0%)
CHEMICALS (5.7%)
ACETEX Corp.
  9.75%, 10/01/03 .................   $ 1,000,000             $      996,250
Aqua Chemicals, Inc.
  11.25%, 07/01/08 ................     4,750,000                  3,330,938
Avecia Group plc
  11.00%, 07/01/09 ................     8,000,000                  7,960,000
Equistar Chemicals LP
  8.50%, 02/15/04 .................       250,000                    241,863
 8.75%, 02/15/09 ..................     1,500,000                  1,376,466
Georgia Gulf Corp.
  10.375%, 11/01/07 ...............     1,700,000                  1,734,000
Huntsman ICI Chemicals
  10.125%, 07/01/09 ...............     5,000,000                  4,925,000
Lyondell Chemical Co.
  9.625%, 05/01/07 ................     4,000,000                  3,980,000
  Series B
  9.875%, 05/01/07 ................     3,000,000                  2,977,500
Millennium America, Inc.+
  9.25%, 06/15/08 .................       895,000                    890,525
Philipp Brothers Chemicals, Inc.
  9.875%, 06/01/08 ................     2,750,000                  1,828,750
                                                              --------------
                                                                  30,241,292
                                                              --------------
CONTAINERS & PACKAGING (3.7%)
AMTROL Acquisition, Inc.
  10.625%, 12/31/06 ...............     3,445,000                  2,824,900
Packaging Corp. of America
  9.625%, 04/01/09 ................     2,350,000                  2,493,938
Riverwood International Corp.
  Senior Notes
  10.625%, 08/01/07 ...............     4,350,000                  4,437,000
Stone Container Corp.+
  9.25%, 02/01/08 .................     4,750,000                  4,827,187
  9.75%, 02/01/11 .................     4,625,000                  4,717,500
                                                              --------------
                                                                  19,300,525
                                                              --------------
METALS & MINING (2.6%)
Golden Northwest Aluminium
  12.00%, 12/15/06 ................     1,500,000                    675,000
Hanvit Bank+
  12.75%, 03/01/10 ................     2,750,000                  2,950,937
Lone Star Technologies, Inc.+
  9.00%, 06/01/11 .................     1,130,000                  1,090,450
ORMET Corp.+
  11.00%, 08/15/08 ................     2,500,000                  1,962,500
P & L Coal Holdings Corp.
  8.875%, 05/15/08 ................       738,000                    771,210
 9.625%, 05/15/08 .................     4,675,000                  4,932,125
Republic Technologies/RTI Capital
  13.75%, 07/15/09 ................     7,000,000                    805,000
WHX Corp.
  10.50%, 04/15/05 ................       750,000                    330,000
                                                              --------------
                                                                  13,517,222
                                                              --------------
PAPER & FOREST PRODUCTS (2.0%)
Crown Paper Co. (c)
  11.00%, 09/01/05 ................     5,735,000                    114,700
Doman Industries Ltd.
  12.00%, 07/01/04 ................     8,525,000                  8,738,125
Tembec Industries, Inc.
  8.50%, 02/01/11 .................     1,775,000                  1,810,500
                                                              --------------
                                                                  10,663,325
                                                              --------------
  TOTAL MATERIALS .................                               73,722,364
                                                              --------------

EQ ADVISORS TRUST
EQ/ALLIANCE HIGH YIELD PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2001 (Unaudited)




                                                                                   PRINCIPAL               VALUE
                                                                                     AMOUNT               (NOTE 1)
                                                                             ---------------------   ----------------
TELECOMMUNICATION SERVICES (10.4%)
DIVERSIFIED TELECOMMUNICATION
  SERVICES (6.9%)
Allegiance Telecom, Inc.
  12.875%, 05/15/08 ......................................................   $   975,000             $       858,000
Echostar Dbs Corp.
  9.375%, 02/01/09 .......................................................    11,660,000                  11,426,800
Econophone, Inc.
  13.50%, 07/15/07 .......................................................     5,900,000                      44,250
GCI, Inc.
  9.75%, 08/01/07 ........................................................     1,785,000                   1,758,225
Global Crossing Holding Ltd.+
  8.70%, 08/01/07 ........................................................     3,835,000                   2,914,600
Iridium LLC/Capital Corp. (c)
  10.875%, 07/15/05 ......................................................     5,000,000                     206,250
  14.00%, 07/15/05, Series B .............................................    12,000,000                     495,000
Level 3 Communications, Inc.
  11.00%, 03/15/08 .......................................................     6,135,000                   2,699,400
McLeodUSA, Inc.
  11.375%, 01/01/09 ......................................................     3,350,000                   2,110,500
Metromedia Fiber Network
  10.00%, 11/15/08 .......................................................     1,285,000                     488,300
 10.00%, 12/15/09 ........................................................        20,000                       7,600
Microcell Telecommunications,
  Inc., Class B
  Zero Coupon, 06/01/06 (Step
  Bond) (b) ..............................................................     1,665,000                   1,232,100
Netia Holdings, Series B
  13.125%, 06/15/09 ......................................................     3,500,000                   1,505,000
NTL Communications Corp.
  9.25%, 11/15/06 ........................................................     4,000,000                   2,099,444
  Series B
  11.50%, 10/01/08 .......................................................     3,350,000                   2,211,000
Price Communications Wire,
  Series B
  9.125%, 12/15/06 .......................................................       375,000                     388,125
Startec Global Communications,
  Inc.
  12.00%, 05/15/08 .......................................................     5,000,000                     150,000
Tele 1 Europe B.V.
  11.875%, 12/01/09 ......................................................       750,000                     374,599
Tritel PCS, Inc.+
  10.375%, 01/15/11 ......................................................     4,000,000                   3,660,000
Williams Communications
  Group, Inc.
  11.70%, 08/01/08 .......................................................     1,520,000                     630,800
 11.875%, 08/01/10 .......................................................     2,175,000                     902,625
                                                                                                     ---------------
                                                                                                          36,162,618
                                                                                                     ---------------
WIRELESS TELECOMMUNICATION
  SERVICES (3.5%)
American Cellular Corp.+
  9.50%, 10/15/09 ........................................................     2,810,000                   2,641,400
Dobson / Sygnet Communication
  12.25%, 12/15/08 .......................................................     3,125,000                   3,156,250
Nextel Communications, Inc.
  Zero Coupon, 09/15/07 (Step
  Bond) (b) ..............................................................       630,000                     444,937


                                                                                PRINCIPAL                 VALUE
                                                                                  AMOUNT                 (NOTE 1)
                                                                             -------------           ---------------
 9.375%, 11/15/09 ........................................................   $ 1,090,000             $       863,825
 5.25%, 01/15/10 .........................................................     4,550,000                   2,775,500
Nextel International, Inc.
  12.75%, 08/01/10 .......................................................     1,550,000                     449,500
Nextel Partners, Inc.
  11.00%, 03/15/10 .......................................................     3,000,000                   2,362,500
Telecorp PCS, Inc.
  Zero Coupon, 04/15/09 (Step
  Bond) (b) ..............................................................     1,000,000                     625,000
  10.625%, 07/15/10 ......................................................     4,750,000                   4,465,000
Voicestream Wireless Corp.
  10.375%, 11/15/09 ......................................................       500,000                     570,000
                                                                                                     ---------------
                                                                                                          18,353,912
                                                                                                     ---------------
  TOTAL TELECOMMUNICATION
     SERVICES ............................................................                                54,516,530
                                                                                                     ---------------
UTILITIES (5.1%)
ELECTRIC UTILITIES (3.4%)
AES Corp.
  9.50%, 06/01/09 ........................................................     2,100,000                   2,142,000
  9.375%, 09/15/10 .......................................................     1,700,000                   1,717,000
  8.875%, 02/15/11 .......................................................     4,020,000                   3,919,500
Northeast Utilities, Series B
  8.38%, 03/01/05 ........................................................       293,333                     297,924
PG&E National Energy Group+
  10.375%, 05/16/11 ......................................................     3,300,000                   3,293,948
PSEG Energy Holdings
  9.125%, 02/10/04 .......................................................     3,000,000                   3,120,243
 10.00%, 10/01/09 ........................................................     3,000,000                   3,228,063
                                                                                                     ---------------
                                                                                                          17,718,678
                                                                                                     ---------------
MULTI -- UTILITIES (1.7%)
Calpine Canada Energy Finance
  8.50%, 05/01/08 ........................................................     9,480,000                   9,242,611
                                                                                                     ---------------
  TOTAL UTILITIES ........................................................                                26,961,289
                                                                                                     ---------------
TOTAL LONG-TERM DEBT
  SECURITIES (84.0%)
 (Cost $512,613,012)......................................................                               441,254,330
                                                                                                     ---------------
SHORT-TERM DEBT SECURITIES:
TIME DEPOSIT (0.0%)
Chase Nassau,
  3.45%, 7/2/01 ..........................................................       257,317                     257,317
                                                                                                     ---------------
U.S. GOVERNMENT AGENCIES (8.4%)
Federal National Mortgage
  Association
  (Discount Note) 7/2/01 .................................................    44,000,000                  43,995,184
                                                                                                     ---------------
TOTAL SHORT-TERM DEBT
  SECURITIES (8.4%)
  (Amortized Cost $44,252,501)............................................                                44,252,501
                                                                                                     ---------------
TOTAL INVESTMENTS (96.8%)
  (Cost/Amortized Cost
  $585,046,785)...........................................................                               508,791,336
OTHER ASSETS
  LESS LIABILITIES (3.2%) ................................................                                16,727,043
                                                                                                     ---------------
NET ASSETS (100%) ........................................................                           $   525,518,379
                                                                                                     ===============

EQ ADVISORS TRUST
EQ/ALLIANCE HIGH YIELD PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2001 (Unaudited)

----------
*     Non-income producing.

+ Security exempt from registration under Rule 144A of the Securities Act of 1933. These Securities may only be resold to qualified institutional buyers. At June 30, 2001, these securities amounted to $94,002,145 or
      17.89 % of net assets.

(a)   Paid-in-kind preferred, quaterly stock payments.

(b) Coupon will increase periodically based upon a predetermined schedule. Stated interest rate in effect at June 30, 2001.

(c)   Security in default, non-income producing.

      Glossary:
      REIT-Real Estate Investment Trust.
--------------------------------------------------------------------------------
At June 30, 2001, the portfolio had outstanding foreign currency contracts to sell foreign currencies as follows: (Note 1)






                                                                                        LOCAL
                                                                                       CONTRACT     COST ON
                                                                                        AMOUNT    ORIGINATION
                                                                                       (000'S)        DATE
                                                                                     ----------- -------------
FOREIGN CURRENCY SELL CONTRACTS
European Union, expiring 7/11/01 ................................................... 5,769,016    $4,975,777


                                                                                         U.S.$
                                                                                        CURRENT      UNREALIZED
                                                                                         VALUE      APPRECIATION
                                                                                     ------------- -------------
FOREIGN CURRENCY SELL CONTRACTS
European Union, expiring 7/11/01 ...................................................  $4,883,030   $92,747
                                                                                                   =======

Investment security transactions for the period ended June 30, 2001 were as follows:



COST OF PURCHASES:
Stocks and long-term corporate debt securities .........    $342,387,864
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities .........     265,928,319

As of June 30, 2001, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:



Aggregate gross unrealized appreciation .........    $  14,835,383
Aggregate gross unrealized depreciation .........      (91,090,832)
                                                     -------------
Net unrealized depreciation .....................    $ (76,255,449)
                                                     =============
Federal income tax cost of investments ..........    $ 585,046,785
                                                     =============

The Portfolio has a net capital loss carryforward of $168,988,863 of which $102,906,403 expires in the year 2007, and 66,082,460 expires in the year 2008.



















                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2001 (Unaudited)




                                        PRINCIPAL                 VALUE
                                          AMOUNT                 (NOTE 1)
                                      -----------             --------------
LONG-TERM DEBT SECURITIES:
FINANCIALS (83.8%)
ASSET BACKED (0.8%)
Ace Securities Corp.,
  Series 01-AQ1N N
  9.25%, 3/25/31 ..................   $ 2,500,000              $  2,494,650
                                                               ------------
COLLATERALIZED MORTGAGE
  OBLIGATIONS (7.5%)
Asset Securitization Corp.,
  Series 97-MD7 A1B
  7.41%, 1/13/30 ..................     3,750,000                 3,868,350
CS First Boston Mortgage
  Securities Corp.,
  Series 98- FL2A C
  5.13%, 8/15/13 ..................     6,000,000                 6,003,565
  Series 00-C1 AX IO
  0.79%, 4/15/62 ..................    19,859,180                   724,026
First Union National Bank
  Commercial Mortgage,
  Series 00-C2 IO
  1.20%, 10/15/32 .................    28,948,608                 2,125,696
Four Times Square Trust,
  Series 00-4TS A2*
  7.80%, 4/15/10 ..................     2,500,000                 2,666,731
GS Mortgage Securities Corp. II,
  Series 01-ROCK A2
  6.62%, 5/3/11 ...................     2,500,000                 2,487,891
Merrill Lynch Mortgage
  Investors, Inc.
  8.00%, 3/1/31 ...................     1,718,921                 1,708,453
Structured Asset Securities
  Corp., Series 01-2 A
  7.50%, 7/25/30 ..................     2,490,452                 2,468,660
                                                               ------------
                                                                 22,053,372
                                                               ------------
MORTGAGE RELATED (4.1%)
Bank of America Commercial
  Mortgage, Inc.,
  Series 00-2 X IO
  1.09%, 8/15/10 ..................    61,048,305                 3,118,958
SMA Finance Co., Inc.,
  Series 98-C1 A1
  6.27%, 11/16/32 .................     5,742,920                 5,841,040
World Financial Properities,
  Series 96-WFP-D*
  6.95%, 9/1/13 ...................     3,100,000                 3,120,676
                                                               ------------
                                                                 12,080,674
                                                               ------------
U.S. GOVERNMENT (34.3%)
U.S. Treasury Bonds^
  10.375%, 11/15/09 ...............    35,000,000                40,883,010
  11.25%, 2/15/15 .................     1,590,000                 2,407,732
U.S. Treasury Notes^
  4.25%, 5/31/03 ..................     3,400,000                 3,398,946
  6.75%, 5/15/05 ..................    30,600,000                32,581,840
  4.625%, 5/15/06 .................    12,750,000                12,574,688
  6.125%, 8/15/07 .................     1,870,000                 1,963,322
  5.00%, 2/15/11 ..................     6,950,000                 6,743,668
                                                               ------------
                                                                100,553,206
                                                               ------------


                                         PRINCIPAL                VALUE
                                           AMOUNT                (NOTE 1)
                                      -------------           -------------
U.S. GOVERNMENT AGENCIES (37.1%)
Federal Home Loan Mortgage
  Corp.
  6.38%, 11/15/03 .................   $19,500,000              $ 20,181,525
  5.25%, 2/15/04^ .................    11,975,000                12,070,441
  9.50%, 9/1/20 ...................       318,606                   341,205
Federal Home Loan Mortgage
  Corp., Gold Pool
  7.50%, 6/1/15 ...................       856,514                   882,700
  7.50%, 1/1/16 ...................       676,311                   696,988
  7.50%, 2/1/16 ...................       481,468                   496,188
  7.50%, 4/1/16 ...................     1,223,305                 1,260,705
  7.00%, 7/15/49, TBA .............    10,090,000                10,279,187
  7.50%, 7/15/49, TBA .............     2,745,000                 2,826,499
Federal National Mortgage
  Association
  6.63%, 11/15/10 .................    22,000,000                22,762,916
  8.00%, 6/25/30^ .................     5,000,000                 5,161,350
  6.50%, 7/15/49, TBA .............    13,000,000                12,792,780
Government National Mortgage
  Association
  9.00%, 12/15/09 .................     8,479,091                 9,088,483
  6.50%, 5/15/31 ..................     9,989,825                 9,892,944
                                                               ------------
                                                                108,733,911
                                                               ------------
  TOTAL FINANCIALS ................                             245,915,813
                                                               ------------
TOTAL LONG-TERM DEBT
  SECURITIES (83.8%)
  (Cost $246,105,773)..............                             245,915,813
                                                               ------------
SHORT-TERM DEBT SECURITIES:
REPURCHASE AGREEMENTS (26.2%)
Goldman Sachs Group, Inc.,
  3.95% dated 6/29/01
  due 7/2/01 (a) ..................    25,000,000                25,000,000
Lehman Brothers Holdings, Inc.,
  3.94% dated 6/29/01
  due 7/2/01 (a) ..................    26,923,000                26,923,000
Morgan Stanley Dean Witter &
  Co., 3.90% dated 6/29/01
  due 7/2/01 (a) ..................    25,000,000                25,000,000
                                                               ------------
  TOTAL REPURCHASE AGREEMENTS                                    76,923,000
                                                               ------------
TIME DEPOSIT (0.0%)
Chase Nassau
  3.45%, 7/2/01 ...................           225                       225
                                                               ------------
U.S. GOVERNMENT AGENCIES (0.1%)
Federal Home Loan Mortgage
  Corp.
  (Discount Note) 7/5/01+ .........       100,000                    99,949
Federal National Mortgage
  Association
  (Discount Note) 7/6/01 ..........       100,000                    99,934
  (Discount Note) 8/3/01 ..........       125,000                   124,569
                                                               ------------
TOTAL U.S. GOVERNMENT AGENCIES.....                                 324,452
                                                               ------------

EQ ADVISORS TRUST
EQ/ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2001 (Unaudited)


                                               VALUE
                                              (NOTE 1)
                                          ---------------
TOTAL SHORT-TERM DEBT
  SECURITIES (26.3%)
  (Amortized Cost $77,247,677).........    $  77,247,677
                                           -------------
TOTAL INVESTMENTS (110.1%)
  (Cost/Amortized Cost
  $323,353,450)........................      323,163,490
OTHER ASSETS
  LESS LIABILITIES (-10.1%) ...........      (29,702,036)
                                           -------------
NET ASSETS (100%) .....................    $ 293,461,454
                                           =============


--------------------------------------
----------
TBA-- Security is subject to delayed delivery

(a)   The repurchase agreements are fully collateralized by U.S.
      government and/or agency obligations based on market prices at the date of this statement of net assets.

^     All, or a portion of security out on loan (Note 1).

+ All, or a portion of security held by broker as collateral for financial futures contracts.

* Security exempt from registration under Rule 144A of the Securities Act of 1933. These Securities may only be resold to qualified institutional buyers. At June 30, 2001, these securities amounted to $5,787,407 or 1.97 % of net assets.

      Glossary:
      IO--Interest only.

--------------------------------------------------------------------------------
At June 30, 2001, the Portfolio had the following futures contracts open: (Note
1)






                                           NUMBER         EXPIRATION        ORIGINAL         VALUE AT        UNREALIZED
PURCHASE                                OF CONTRACTS         DATE             VALUE          06/30/01       APPRECIATION
------------------------------------   --------------   --------------   --------------   --------------   -------------
U.S. Treasury 10 year Note .........        100          September-01      $10,268,550      $10,301,563        $33,013
                                                                                                               =======

Investment security transactions for the period ended June 30, 2001 were as follows:


COST OF PURCHASES:
Stocks and long-term corporate debt securities .........    $462,158,531
U.S. Government securities .............................     156,335,796
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities .........     441,090,583
U.S. Government securities .............................     140,343,761

As of June 30, 2001, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:


Aggregate gross unrealized appreciation .........    $    995,524
Aggregate gross unrealized depreciation .........      (1,185,484)
                                                     ------------
Net unrealized depreciation .....................    $   (189,960)
                                                     ============
Federal income tax cost of investments ..........    $323,353,450
                                                     ============

At June 30, 2001, the Portfolio had loaned securities with a total value $118,573,403 which was secured by collateral of $120,858,123 of which $52,159,285 was in the form of U.S. Government securities

The Portfolio has a net capital loss carryforward of $11,235,720 of which $4,611,734 expires in the year 2002, $482,139 expires in the year 2004 and $6,141,847 expires in the year 2007.














                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/ALLIANCE INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2001 (Unaudited)




                                            NUMBER                 VALUE
                                           OF SHARES             (NOTE 1)
                                      ------------------   --------------------
COMMON STOCKS:
AUSTRALIA (1.1%)
News Corp., Ltd. (ADR) ..............      69,000            $    2,563,350
                                                             --------------
FINLAND (2.1%)
Nokia OYJ ...........................     215,300                 4,879,160
                                                             --------------
FRANCE (14.1%)
Alcatel S.A.^ .......................      96,700                 2,021,976
BNP Paribas S.A.^ ...................      90,520                 7,877,535
Carrefour S.A. ......................     111,800                 5,915,269
L'Oreal .............................      52,300                 3,375,936
LVMH Moet Hennessy Louis
  Vuitton ...........................      20,000                 1,007,395
Orange S.A.^ ........................     109,800                   892,331
Sanofi-Synthelabo S.A.^ .............     117,770                 7,726,611
Total FinaElf S.A.^* ................      26,260                 3,676,909
                                                             --------------
                                                                 32,493,962
                                                             --------------
GERMANY (1.0%)
SAP AG ..............................      16,000                 2,206,448
                                                             --------------
HONG KONG (4.2%)
Cheung Kong Holdings Ltd. ...........     200,000                 2,179,543
China Mobile (Hong Kong)
  Ltd.* .............................     436,000                 2,303,033
Citic Pacific Ltd. ..................     903,000                 2,795,899
Li & Fung Ltd. ......................   1,414,000                 2,320,470
                                                             --------------
                                                                  9,598,945
                                                             --------------
IRELAND (2.3%)
CRH plc* ............................     309,250                 5,262,092
                                                             --------------
ITALY (4.2%)
Alleanza Assicurazioni^ .............     650,500                 6,861,483
ENI S.p.A^ ..........................      57,000                   694,849
San Paolo IMI S.p.A.^ ...............     162,700                 2,085,288
                                                             --------------
                                                                  9,641,620
                                                             --------------
JAPAN (26.1%)
Bank of Fukuoka Ltd.^ ...............     657,000                 2,949,377
Banyu Pharmaceutical Co., Ltd........     138,000                 2,527,797
Canon, Inc.^ ........................     201,000                 8,120,887
Hitachi Ltd. ........................     132,000                 1,296,244
Honda Motor Co., Ltd. ...............      30,000                 1,317,888
Hoya Corp. ..........................      61,000                 3,863,081
Kao Corp.^ ..........................     249,000                 6,187,823
Keyence Corp. .......................       7,000                 1,388,833
NEC Corp. ...........................     270,000                 3,647,040
Nomura Securities Co., Ltd.^ ........     172,000                 3,295,363
NTT DoCoMo, Inc. ....................         325                 5,653,533
Shin-Etsu Chemical Co., Ltd. ........     148,000                 5,433,805
SMC Corp. ...........................      14,000                 1,498,256
Sumitomo Trust & Banking Co.,
  Ltd. ..............................     828,000                 5,210,469
Takeda Chemical Industries Ltd.......     166,000                 7,718,145
                                                             --------------
                                                                 60,108,541
                                                             --------------
KOREA (2.6%)
Samsung Electronics Co., Ltd.
  (Foreign) .........................      22,290                 3,290,796
SK Telecom Co., Ltd. (ADR)^ .........     157,160                 2,656,004
                                                             --------------
                                                                  5,946,800
                                                             --------------


                                           NUMBER                 VALUE
                                          OF SHARES             (NOTE 1)
                                        ------------------   ---------------
MEXICO (0.2%)
Grupo Televisa S.A. (GDR)* ..........      12,000            $      480,120
                                                             --------------
NETHERLANDS (3.2%)
ASML Holding N.V. * .................     156,000                 3,498,317
STMicroelectronics N.V.^ ............      76,230                 2,645,833
United Pan-Europe
  Communications N.V.^* .............     509,027                 1,292,751
                                                             --------------
                                                                  7,436,901
                                                             --------------
NORWAY (0.0%)
Frontline Ltd. ......................       6,657                   114,108
                                                             --------------
SINGAPORE (0.7%)
Flextronics International Ltd.*^.....      62,000                 1,618,820
                                                             --------------
SPAIN (3.8%)
Banco Bilbao Vizcaya Argentaria
  S.A.* .............................     548,400                 7,093,711
Telefonica S.A.* ....................     142,000                 1,750,259
                                                             --------------
                                                                  8,843,970
                                                             --------------
SWEDEN (3.4%)
Atlas Copco AB, Class A^ ............     204,438                 4,050,566
Skandia Forsakrings AB^* ............     403,900                 3,713,477
                                                             --------------
                                                                  7,764,043
                                                             --------------
SWITZERLAND (0.8%)
Credit Suisse Group .................      10,860                 1,785,528
                                                             --------------
TAIWAN (0.8%)
Taiwan Semiconductor
  Manufacturing Co., Ltd.
  (ADR)* ............................      73,326                 1,113,822
Taiwan Semiconductor
  Manufacturing Co., Ltd.^* .........     370,944                   689,527
                                                             --------------
                                                                  1,803,349
                                                             --------------
UNITED KINGDOM (27.8%)
AstraZeneca plc .....................     159,300                 7,432,457
BP plc ..............................     851,200                 7,006,664
British Sky Broadcasting plc * ......     613,057                 5,905,438
Centrica plc ........................     614,000                 1,965,022
CGNU plc ............................     499,500                 6,914,873
Diageo plc ..........................     514,700                 5,653,846
Dixons Group plc ....................     612,266                 2,009,052
Logica plc ..........................      29,800                   362,178
National Grid Group plc .............      88,000                   649,395
Reuters Group plc ...................     417,500                 5,426,919
Royal Bank of Scotland
  Group plc .........................     313,650                 6,921,647
Standard Chartered plc ..............     353,497                 4,535,230
Tesco plc ...........................     530,400                 1,915,958
Vodafone Group plc ..................   3,316,321                 7,355,840
                                                             --------------
                                                                 64,054,519
                                                             --------------
TOTAL INVESTMENTS (98.4%)
  (Cost $279,540,957)................                           226,602,276
OTHER ASSETS
  LESS LIABILITIES (1.6%) ...........                             3,799,350
                                                             --------------
NET ASSETS (100%) ...................                        $  230,401,626
                                                             ==============

EQ ADVISORS TRUST
EQ/ALLIANCE INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2001 (Unaudited)



MARKET SECTOR DIVERSIFICATION
As a Percentage of Total Equity
 Investments
Consumer Discretionary .............                   9.3%
Consumer Staples ...................                  10.2
Energy .............................                   5.0
Financials
 Banks .............................       18.6
 Diversified Financials ............        1.4
 Insurance .........................        6.1
 Real Estate .......................        1.0
                                           ----
Total Financials ...................                  27.1
Health Care ........................                  12.9
Industrials ........................                   3.7
Information Technology .............                  14.7
Materials ..........................                   4.7
Telecommunication Services .........                  11.2
Utilities ..........................                   1.2
                                                     -----
                                                     100.0%
                                                     =====

------------
*    Non-income producing.

^    All, or a portion of security out on loan (Note 1).

     Glossary:
     ADR--American Depositary Receipt
     GDR--Global Depositary Receipt
--------------------------------------------------------------------------------
Investment security transactions for the period ended June 30, 2001 were as follows:




COST OF PURCHASES:
Stocks and long-term corporate debt securities .........  $ 65,679,719
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities .........    59,209,252

As of June 30, 2001, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:



Aggregate gross unrealized appreciation .........  $   5,412,386
Aggregate gross unrealized depreciation .........    (58,351,067)
                                                   -------------
Net unrealized depreciation .....................  $ (52,938,681)
                                                   =============
Federal income tax cost of investments ..........  $ 279,540,957
                                                   =============

At June 30, 2001, the Portfolio had loaned securities with a total value $46,367,347 which was secured by collateral of $48,529,235 of which $1,509,080 was in the form of U.S. Government securities.










                       See Notes to Financial Statement.

EQ ADVISORS TRUST
EQ/ALLIANCE MONEY MARKET PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2001 (Unaudited)




                                              PRINCIPAL                VALUE
                                                AMOUNT                (NOTE 1)
                                         ---------------------   -------------------
SHORT-TERM DEBT SECURITIES:
BANKERS ACCEPTANCES (3.1%)
Toronto Dominion Bank
  3.79%, 7/30/01 ........................   $10,000,000             $    9,969,550
 3.85%, 7/31/01 .........................    40,000,000                 39,872,001
                                                                    --------------
  TOTAL BANKERS ACCEPTANCES .............                               49,841,551
                                                                    --------------
CERTIFICATES OF DEPOSIT (17.6%)
American Express Centurion
  Bank
  3.91%, 7/16/01 ........................    50,000,000                 50,000,000
Banca Intesa S.p.A.
  3.77%, 9/5/01 .........................    29,000,000                 29,000,264
Banco Santander S.A.
  3.82%, 8/1/01 .........................    14,000,000                 14,000,120
Citicorp
  3.91%, 9/17/01 ........................     6,655,000                  6,656,083
First Tennessee Bank NA
  3.91%, 7/12/01 ........................    52,000,000                 52,000,000
Regions Bank Corp.
  5.20%, 8/15/01 ........................    30,000,000                 29,999,973
SouthTrust Corp.
  4.24%, 9/4/01 .........................    50,000,000                 50,000,890
U.S. Bank NA
  4.55%, 9/24/01 ........................    50,000,000                 50,000,000
                                                                    --------------
  TOTAL CERTIFICATES OF DEPOSIT .........                              281,657,330
                                                                    --------------
COMMERCIAL PAPER (79.0%)
Alabama Power Co.
  3.73%, 9/13/01 ........................    24,317,000                 24,132,056
Allstate Corp.
  3.96%, 7/16/01 ........................    15,400,000                 15,374,654
Bank of New York Co., Inc.
  3.79%, 8/14/01 ........................    50,000,000                 49,769,610
Banque Caisse
  3.79%, 11/29/01 .......................    25,000,000                 24,608,866
Bavaria Universal Funding Co.
  3.95%, 7/12/01+ .......................     9,636,000                  9,624,370
BellSouth Corp.
  3.90%, 7/11/01+ .......................    15,000,000                 14,983,748
Cargill, Inc.
  3.91%, 7/12/01+ .......................    50,000,000                 49,940,264
CDC Commercial Paper Corp.
  4.12%, 7/2/01 .........................    55,000,000                 54,993,704
Centric Capital Corp.
 3.77%, 7/11/01+ ........................    11,450,000                 11,438,009
 3.93%, 7/13/01 .........................    12,000,000                 11,984,320
 3.72%, 8/13/01+ ........................     8,200,000                  8,163,761
Credit Suisse First Boston, Inc.
  4.00%, 11/26/01+ ......................    35,000,000                 34,433,078
Dexia Delaware LLC
  3.72%, 8/13/01 ........................    32,000,000                 31,858,578
 3.87%, 9/4/01 ..........................    25,000,000                 24,826,667
Du Pont (E.I.) de Nemours & Co.
  3.72%, 8/27/01 ........................    60,000,000                 59,648,500
Eksportfinans AS
 4.12%, 7/3/01 ..........................     5,000,000                  4,998,856
 3.75%, 9/18/01 .........................     5,000,000                  4,959,183


                                               PRINCIPAL                  VALUE
                                                 AMOUNT                  (NOTE 1)
                                            ---------------------   -------------------
Ford Motor Credit Co.
  3.77%, 8/23/01 ........................   $50,000,000             $   49,723,958
GE Financial Assurance
  Holdings, Inc.
  4.20%, 7/2/01 .........................    50,000,000                 49,994,167
Government Development Bank
  of Puerto Rico
  3.74%, 8/27/01 ........................    13,000,000                 12,923,430
Halifax plc
  3.79%, 12/19/01 .......................    35,000,000                 34,381,550
Henkel Corp.
  3.90%, 7/11/01 ........................     9,000,000                  8,990,250
JP Morgan Chase & Co.
  4.14%, 7/2/01 .........................    51,100,000                 51,094,124
Marsh & McLennan Cos., Inc.
  3.78%, 9/14/01 ........................    62,850,000                 62,358,984
Merck & Co., Inc.
  4.12%, 7/2/01 .........................    44,000,000                 43,994,964
Merrill Lynch & Co., Inc.
  4.12%, 7/2/01 .........................    55,000,000                 54,981,116
Minnesota Mining &
  Manufacturing Co.
  3.78%, 8/10/01 ........................    25,000,000                 24,895,556
National City Corp.
  3.77%, 7/9/01 .........................     6,000,000                  5,994,973
Pfizer, Inc.
  3.76%, 7/31/01 ........................    75,000,000                 74,765,625
Private Export Funding Corp.
 5.24%, 7/20/01+ ........................    11,000,000                 10,969,637
 4.18%, 8/7/01+ .........................     6,000,000                  5,974,347
 3.75%, 9/13/01+ ........................    23,000,000                 22,824,127
 3.79%, 12/6/01 .........................    30,000,000                 29,508,883
SBC Communications, Inc.
  3.90%, 7/31/01+ .......................     9,000,000                  8,970,825
 3.95%, 11/19/01+ .......................    35,000,000                 34,466,746
Sigma Finance Corp.
  3.75%, 9/17/01+ .......................    35,000,000                 34,717,900
Snap-On Tools Corp.
  3.73%, 9/26/01+ .......................     8,000,000                  7,928,467
Texaco, Inc.
  3.76%, 8/28/01 ........................    40,000,000                 39,758,978
Toyota Motor Credit Corp.
  3.84%, 7/26/01+ .......................    14,000,000                 13,962,764
Verizon Network Funding Corp.
 3.87%, 7/10/01 .........................    37,000,000                 36,964,203
 3.76%, 7/24/01 .........................    24,000,000                 23,942,500
 3.74%, 8/22/01 .........................    10,000,000                  9,946,267
Wal-Mart Stores, Inc.
  3.89%, 7/17/01+ .......................    28,150,000                 28,101,457
Wells Fargo & Co.
  3.70%, 7/31/01 ........................    50,000,000                 49,848,153
                                                                    --------------
  TOTAL COMMERCIAL PAPER ................                            1,267,722,175
                                                                    --------------
TIME DEPOSIT (0.1%)
Chase Nassau
  3.45%, 7/2/01 .........................     1,457,026                  1,457,026
                                                                    --------------

EQ ADVISORS TRUST
EQ/ALLIANCE MONEY MARKET PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2001 (Unaudited)


                                                 VALUE
                                                (NOTE 1)
                                           -----------------
TOTAL SHORT-TERM DEBT SECURITIES (99.8%)
(Amortized Cost $1,600,678,082).........    $1,600,678,082
OTHER ASSETS LESS
  LIABILITIES (0.2%) ...................         2,819,038
                                            --------------
NET ASSETS (100%) ......................    $1,603,497,120
                                            ==============

------------
+ Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2001, these securities amounted to $296,499,500 or 18.5% of net assets.

Federal income tax cost of investments .....  $1,600,678,082
                                              ==============













                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/ALLIANCE PREMIER GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2001 (Unaudited)




                                                                              NUMBER                VALUE
                                                                            OF SHARES             (NOTE 1)
                                                                         -----------------   --------------------
COMMON STOCKS:
CONSUMER DISCRETIONARY (15.8%)
DEPARTMENT STORES (5.3%)
Kohl's Corp.^* .........................................................     893,800           $   56,068,074
                                                                                               --------------
GENERAL MERCHANDISE STORES (0.5%)
Target Corp. ...........................................................      67,500                2,335,500
Wal-Mart Stores, Inc. ..................................................      59,500                2,903,600
                                                                                               --------------
                                                                                                    5,239,100
                                                                                               --------------
HOME IMPROVEMENT RETAIL (0.2%)
Home Depot, Inc. .......................................................      55,400                2,578,870
                                                                                               --------------
MEDIA (9.8%)
AOL Time Warner, Inc.^* ................................................     690,600               36,601,800
AT&T Corp. -- Liberty Media
  Corp., Class A^* .....................................................     909,800               15,912,402
Comcast Corp., Class A^* ...............................................     470,600               20,424,040
Viacom, Inc., Class B^* ................................................     591,954               30,633,620
                                                                                               --------------
                                                                                                  103,571,862
                                                                                               --------------
  TOTAL CONSUMER DISCRETIONARY..........................................                          167,457,906
                                                                                               --------------
CONSUMER STAPLES (4.8%)
DRUG RETAIL (2.7%)
Walgreen Co. ...........................................................     850,300               29,037,745
                                                                                               --------------
FOOD RETAIL (2.1%)
Safeway, Inc.^* ........................................................     462,800               22,214,400
                                                                                               --------------
  TOTAL CONSUMER STAPLES ...............................................                           51,252,145
                                                                                               --------------
ENERGY (5.0%)
INTEGRATED OIL & GAS (5.0%)
BP plc (ADR) ...........................................................   1,052,704               52,477,294
                                                                                               --------------
FINANCIALS (17.4%)
DIVERSIFIED FINANCIALS (15.7%)
Citigroup, Inc. ........................................................     743,962               39,310,952
Freddie Mac ............................................................     450,300               31,521,000
Goldman Sachs Group, Inc.^ .............................................     239,600               20,557,680
MBNA Corp.^ ............................................................   1,634,650               53,861,718
Merrill Lynch & Co., Inc.^ .............................................     181,900               10,777,575
Morgan Stanley Dean Witter &
  Co. ..................................................................     158,400               10,174,032
                                                                                               --------------
                                                                                                  166,202,957
                                                                                               --------------
INSURANCE (1.7%)
American International Group,
  Inc.^ ................................................................     213,800               18,386,800
                                                                                               --------------
  TOTAL FINANCIALS .....................................................                          184,589,757
                                                                                               --------------
HEALTH CARE (14.4%)
HEALTH CARE EQUIPMENT &
  SERVICES (6.4%)
Cardinal Health, Inc. ..................................................     127,700                8,811,300
UnitedHealth Group, Inc.^ ..............................................     959,000               59,218,250
                                                                                               --------------
                                                                                                   68,029,550
                                                                                               --------------
PHARMACEUTICALS (8.0%)
Pfizer, Inc. ...........................................................   1,221,025               48,902,051
Pharmacia Corp. ........................................................     756,600               34,765,770
Schering-Plough Corp. ..................................................      15,000                  543,600
                                                                                               --------------
                                                                                                   84,211,421
                                                                                               --------------
  TOTAL HEALTH CARE ....................................................                          152,240,971
                                                                                               --------------




                                                                              NUMBER                VALUE
                                                                            OF SHARES             (NOTE 1)
                                                                        -----------------   --------------------
INDUSTRIALS (18.8%)
AEROSPACE & DEFENSE (3.5%)
Honeywell International, Inc. ..........................................     667,700           $   23,362,823
United Technologies Corp. ..............................................     187,900               13,765,554
                                                                                               --------------
                                                                                                   37,128,377
                                                                                               --------------
AIRLINES (6.5%)
Continental Airlines, Inc.,
  Class B* .............................................................     337,700               16,631,725
Delta Air Lines, Inc. ..................................................     170,800                7,528,864
KLM Royal Dutch Airlines N.V.
  New York Shares^* ....................................................     471,080                8,314,562
Northwest Airlines Corp.^* .............................................     644,700               16,278,675
UAL Corp.^ .............................................................     574,700               20,200,705
                                                                                               --------------
                                                                                                   68,954,531
                                                                                               --------------
COMMERCIAL SERVICES & SUPPLIES (2.4%)
Amdocs Ltd.*^ ..........................................................     470,200               25,320,270
                                                                                               --------------
INDUSTRIAL CONGLOMERATES (6.4%)
General Electric Co. ...................................................     536,400               26,149,500
Tyco International Ltd.^ ...............................................     766,135               41,754,358
                                                                                               --------------
                                                                                                   67,903,858
                                                                                               --------------
  TOTAL INDUSTRIALS ....................................................                          199,307,036
                                                                                               --------------
INFORMATION TECHNOLOGY (12.1%)
COMPUTER HARDWARE (2.4%)
International Business Machines
  Corp. ................................................................     159,700               18,046,100
Sun Microsystems, Inc.* ................................................     474,700                7,462,284
                                                                                               --------------
                                                                                                   25,508,384
                                                                                               --------------
COMPUTER STORAGE & PERIPHERALS (0.4%)
EMC Corp.^* ............................................................     158,000                4,589,900
                                                                                               --------------
INTERNET SOFTWARE & SERVICES (0.4%)
Check Point Software
  Technologies Ltd.^* ..................................................      75,900                3,838,263
                                                                                               --------------
IT CONSULTING & SERVICES (1.1%)
Electronic Data Systems Corp.^..........................................     189,200               11,825,000
                                                                                               --------------
NETWORKING EQUIPMENT (0.9%)
Cisco Systems, Inc.* ...................................................     350,900                6,386,380
Juniper Networks, Inc.^* ...............................................      95,900                2,982,490
                                                                                               --------------
                                                                                                    9,368,870
                                                                                               --------------
SEMICONDUCTOR EQUIPMENT (0.3%)
Applied Materials, Inc.^* ..............................................      67,300                3,304,430
                                                                                               --------------
SEMICONDUCTORS (0.3%)
Micron Technology, Inc.^* ..............................................      77,500                3,185,250
                                                                                               --------------
SYSTEMS SOFTWARE (3.1%)
Microsoft Corp.^* ......................................................     388,800               28,382,400
VERITAS Software Corp.^* ...............................................      65,200                4,337,756
                                                                                               --------------
                                                                                                   32,720,156
                                                                                               --------------
TELECOMMUNICATIONS EQUIPMENT (3.2%)
Corning, Inc.^ .........................................................     295,800                4,942,818
Nokia OYJ (ADR)^ .......................................................   1,285,000               28,321,400
                                                                                               --------------
                                                                                                   33,264,218
                                                                                               --------------
  TOTAL INFORMATION TECHNOLOGY..........................................                          127,604,471
                                                                                               --------------

EQ ADVISORS TRUST
EQ/ALLIANCE PREMIER GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2001 (Unaudited)


                                          NUMBER           VALUE
                                        OF SHARES         (NOTE 1)
                                       -----------   -----------------
TELECOMMUNICATION SERVICES (8.1%)
WIRELESS TELECOMMUNICATION
  SERVICES (8.1%)
AT&T Wireless Group^* ..............    2,096,395     $   34,276,058
Sprint Corp. (PCS Group)*^ .........      164,700          3,977,505
Vodafone Group plc (ADR)^ ..........    2,132,700         47,665,845
                                                      --------------
  TOTAL TELECOMMUNICATION
     SERVICES ......................                      85,919,408
                                                      --------------
UTILITIES (2.9%)
MULTI -- UTILITIES (2.9%)
Enron Corp.^ .......................      635,400         31,134,600
                                                      --------------
  TOTAL COMMON STOCKS (99.3%)
     (Cost $1,151,248,766)..........                   1,051,983,588
                                                      --------------


                                     PRINCIPAL         VALUE
                                       AMOUNT        (NOTE 1)
                                   ------------- ----------------
SHORT-TERM DEBT
  SECURITIES:
TIME DEPOSIT (0.5%)
Chase Nassau
  3.45%, 7/2/01
  (Amortized Cost $4,651,499)..... $4,651,499     $    4,651,499
                                                  --------------
  TOTAL INVESTMENTS (99.8%)
     (Cost/Amortized Cost
     $1,155,900,265)..............                 1,056,635,087
OTHER ASSETS
  LESS LIABILITIES (0.2%) ........                     2,475,782
                                                  --------------
NET ASSETS (100%) ................                $1,059,110,869
                                                  ==============

----------
*     Non-income producing.

^     All, or a portion of security out on loan (Note 1).

      Glossary:
      ADR--American Depositary Receipt


--------------------------------------------------------------------------------
Investment security transactions for the period ended June 30, 2001 were as follows:



COST OF PURCHASES:
Stocks and long-term corporate debt securities .........  $  972,986,537
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities .........   1,087,667,442

As of June 30, 2001, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:


Aggregate gross unrealized appreciation .........  $   42,878,640
Aggregate gross unrealized depreciation .........    (142,143,818)
                                                   --------------
Net unrealized depreciation .....................  $  (99,265,178)
                                                   ==============
Federal income tax cost of investments ..........  $1,155,900,265
                                                   ==============


At June 30, 2001, the Portfolio had loaned securities with a total value $231,390,059 which was secured by collateral of $236,472,150.















                       See Notes to Financial Statements

EQ ADVISORS TRUST
EQ/ALLIANCE QUALITY BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2001 (Unaudited)




                                            PRINCIPAL                VALUE
                                             AMOUNT                (NOTE 1)
                                      --------------------   --------------------
LONG-TERM DEBT SECURITIES:
CONSUMER DISCRETIONARY (4.8%)
AUTOMOBILES (0.9%)
DaimlerChrysler NA Holdings^
  6.40%, 5/15/06 ..................        $ 2,550,000       $    2,529,728
                                                             --------------
GENERAL MERCHANDISE STORES (0.1%)
Wal-Mart Stores, Inc.^
  6.875%, 8/10/09 .................            270,000              280,139
                                                             --------------
MEDIA (3.8%)
AT&T Corp. -- Liberty Media
  Group
  8.25%, 2/1/30 ...................            560,000              481,518
Time Warner Entertainment
  8.375%, 7/15/33 .................          3,010,000            3,272,062
Time Warner Entertainment Co.
  LP^
  8.375%, 3/15/23 .................          1,950,000            2,116,934
Walt Disney Co., Series MTN^
  4.875%, 7/2/04 ..................          4,585,000            4,504,744
                                                             --------------
                                                                 10,375,258
                                                             --------------
  TOTAL CONSUMER DISCRETIONARY.....                              13,185,125
                                                             --------------
ENERGY (1.7%)
INTEGRATED OIL & GAS (1.3%)
Amerada Hess Corp.^
  7.875%, 10/1/29 .................          1,020,000            1,078,036
Conoco, Inc.^
  6.95%, 4/15/29 ..................          2,500,000            2,403,600
                                                             --------------
                                                                  3,481,636
                                                             --------------
OIL & GAS EQUIPMENT & SERVICES (0.4%)
Williams Cos., Inc.+
  7.50%, 1/15/31 ..................          1,170,000            1,096,670
                                                             --------------
  TOTAL ENERGY ....................                               4,578,306
                                                             --------------
FINANCIALS (79.6%)
ASSET BACKED (4.6%)
Citibank Credit Card Issuance
  Trust, Series 00-A3^
  6.875%, 11/15/07 ................          5,280,000            5,467,398
Citibank Credit Card Master
  Trust I,
  Zero Coupon, 8/15/06 ............          3,275,000            2,769,298
Discover Card Master Trust I,
  Series 00-9 A
  6.35%, 7/15/08 ..................          1,795,000            1,833,563
  Series 99-6 A
  6.85%, 7/17/07 ..................          2,555,000            2,658,382
                                                             --------------
                                                                 12,728,641
                                                             --------------
BANKS (5.3%)
Banc One Corp.
  7.625%, 10/15/26 ................            740,000              763,360
Bank One Corp.^
  7.625%, 8/1/05 ..................          5,845,000            6,180,035
 7.875%, 8/1/10 ...................          1,460,000            1,562,514
Barclays Bank plc+
  8.55%, 6/15/11 ..................          1,505,000            1,624,207
Sanwa Bank Ltd.
  7.40%, 6/15/11 ..................            965,000              930,646
Standard Chartered Bank
  8.00%, 5/30/31 ..................            950,000              964,991


                                            PRINCIPAL                VALUE
                                             AMOUNT                (NOTE 1)
                                      --------------------   --------------------
Washington Mutual Finance
  Corp.^
  6.875%, 5/15/11 .................        $ 2,600,000       $    2,590,333
                                                             --------------
                                                                 14,616,086
                                                             --------------
COLLATERALIZED MORTGAGE
  OBLIGATIONS (1.5%)
Bear Stearns Commercial
  Mortgage Securities, Series
  01-TOP2 A2^
  6.48%, 2/15/35 ..................          2,615,000            2,574,808
GS Mortgage Securities Corp. II,
  Series 01-ROCK A2
  6.624%, 5/3/11 ..................          1,450,000            1,442,977
                                                             --------------
                                                                  4,017,785
                                                             --------------
DIVERSIFIED FINANCIALS (7.8%)
Associates Corp. NA
  5.75%, 11/1/03 ..................          2,075,000            2,092,044
Citicorp^
  7.00%, 7/1/07 ...................          2,275,000            2,346,890
Ford Motor Credit Co.^
  6.70%, 7/16/04 ..................          1,575,000            1,607,494
Household Finance Corp.^
  6.50%, 11/15/08 .................          1,285,000            1,259,601
JP Morgan Chase & Co.^
  6.75%, 2/1/11 ...................          2,920,000            2,924,073
Lehman Brothers Holdings^
  7.875%, 8/15/10 .................          2,055,000            2,165,205
Merrill Lynch & Co., Series
  MNTB^
  5.35%, 6/15/04 ..................          6,650,000            6,629,897
Morgan Stanley Dean Witter &
  Co.^
  6.10%, 4/15/06 ..................          2,500,000            2,497,855
                                                             --------------
                                                                 21,523,059
                                                             --------------
FOREIGN GOVERNMENT (5.6%)
Bundesobligation
  5.00%, 2/17/06 ..................         11,185,000            9,617,321
International Bank
  Reconstruction &
  Development^
  5.00%, 3/28/06 ..................          2,425,000            2,366,252
Quebec Province^
  7.50%, 9/15/29 ..................            865,000              915,853
State of Qatar+^
  9.75%, 6/15/30 ..................            660,000              752,400
United Mexican States^
  8.375%, 1/14/11 .................          1,630,000            1,640,595
                                                             --------------
                                                                 15,292,421
                                                             --------------
U.S. GOVERNMENT (13.8%)
U.S. Treasury Bonds^
  8.75%, 11/15/08 .................          7,000,000            7,642,852
  12.00%, 8/15/13 .................          3,020,000            4,181,048
  8.125%, 8/15/19 .................         10,850,000           13,509,878
  5.375%, 2/15/31 .................            855,000              810,513
U.S. Treasury Notes^
  5.75%, 8/15/03 ..................          4,810,000            4,944,290
  4.625%, 5/15/06 .................          5,700,000            5,621,625

EQ ADVISORS TRUST
EQ/ALLIANCE QUALITY BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2001 (Unaudited)




                                                                             PRINCIPAL                   VALUE
                                                                              AMOUNT                   (NOTE 1)
                                                                        --------------------        --------------
 5.00%, 2/15/11 ...........................................................   $1,300,000             $   1,261,406
                                                                                                    --------------
                                                                                                        37,971,612
                                                                                                    --------------
U.S. GOVERNMENT AGENCIES (41.0%)
Federal Home Loan Mortgage
  Corp.^
  5.25%, 2/15/04 ..........................................................    6,565,000                 6,617,323
  5.25%, 1/15/06 ..........................................................    2,785,000                 2,754,532
  6.00%, 6/15/11 ..........................................................    4,040,000                 3,981,905
Federal National Mortgage
  Association
  6.75%, 8/15/02 ..........................................................    4,075,000                 4,191,684
  7.00%, 5/1/12 ...........................................................      976,789                   995,094
  7.00%, 9/1/14 ...........................................................    2,366,721                 2,411,073
  6.50%, 11/1/14 ..........................................................      506,273                   507,918
  7.00%, 2/1/15 ...........................................................    6,478,465                 6,599,871
  7.00%, 10/1/15 ..........................................................      104,480                   106,243
  7.00%, 2/1/16 ...........................................................    2,444,028                 2,489,829
  6.50%, 3/1/16 ...........................................................   12,751,100                12,792,541
  6.50%, 5/1/16 ...........................................................    1,167,688                 1,171,483
  6.00%, 3/1/29 ...........................................................    4,815,620                 4,632,390
  6.00%, 7/1/29 ...........................................................    3,144,496                 3,021,631
  6.50%, 9/1/29 ...........................................................       54,282                    53,448
  6.50%, 7/1/30 ...........................................................    5,042,538                 4,965,059
  6.00%, 5/1/31 ...........................................................    1,999,315                 1,918,703
  6.50%, 5/1/31 ...........................................................    1,298,638                 1,277,938
  7.50%, 5/1/31 ...........................................................   23,516,535                23,994,156
  6.50%, 7/15/49, TBA .....................................................   14,305,000                14,076,978
  7.00%, 7/15/49, TBA .....................................................    2,500,000                 2,542,200
  7.50%, 7/15/49, TBA .....................................................    2,500,000                 2,550,775
Government National Mortgage
  Association
  6.50%, 5/15/29 ..........................................................    7,207,575                 7,137,676
  6.50%, 12/15/29 .........................................................       81,990                    81,093
  6.50%, 5/15/31 ..........................................................    1,553,438                 1,538,373
                                                                                                    --------------
                                                                                                       112,409,916
                                                                                                    --------------
  TOTAL FINANCIALS ........................................................                            218,559,520
                                                                                                    --------------
INDUSTRIALS (1.2%)
INDUSTRIAL CONGLOMERATES (0.8%)
Tyco International Group S.A.^
  6.375%, 2/15/06 ........................................................    2,260,000                 2,280,437
                                                                                                    --------------
RAILROADS (0.4%)
Union Pacific Corp.
  6.625%, 2/1/29 .........................................................    1,105,000                   992,196
                                                                                                    --------------
  TOTAL INDUSTRIALS ......................................................                              3,272,633
                                                                                                    --------------
TELECOMMUNICATION SERVICES (4.3%)
DIVERSIFIED TELECOMMUNICATION SERVICES (3.7%)
British Telecom plc^
  8.625%, 12/15/30 .......................................................    3,365,000                 3,669,724
Qwest Capital Funding^
  7.90%, 8/15/10 .........................................................    1,620,000                 1,673,624
Sprint Capital Corp.^
  7.625%, 1/30/11 ........................................................      720,000                   714,398
Verizon Global Funding Corp.^+
  7.75%, 12/1/30 .........................................................    2,500,000                 2,571,317
Worldcom, Inc.
  8.25%, 5/15/31 .........................................................    1,660,000                 1,628,229
                                                                                                    --------------
                                                                                                       10,257,292
                                                                                                    --------------


                                                                              PRINCIPAL                VALUE
                                                                                AMOUNT                (NOTE 1)
                                                                          ----------------        ---------------
WIRELESS TELECOMMUNICATION SERVICES (0.6%)
AT&T Wireless Group+
  8.75%, 3/1/31 ..........................................................   $1,540,000             $    1,599,945
                                                                                                    --------------
  TOTAL TELECOMMUNICATION
     SERVICES ............................................................                             11,857,237
                                                                                                    --------------
UTILITIES (3.2%)
ELECTRIC UTILITIES (2.6%)
Aep Resources, Inc.+
  6.50%, 12/1/03 .........................................................    2,865,000                 2,909,289
Cilcorp, Inc.
  9.375%, 10/15/29 .......................................................      700,000                   771,280
PSE&G Energy Holdings+
  8.80%, 6/15/11 .........................................................    2,575,000                 2,570,442
TXU Corp.
  6.375%, 1/1/08^ ........................................................      355,000                   340,228
  6.375%, 6/15/06 Series J ...............................................      750,000                   741,024
                                                                                                    --------------
                                                                                                        7,332,263
                                                                                                    --------------
GAS UTILITIES (0.4%)
Keyspan Corp.
  7.25%, 11/15/05 ........................................................      990,000                 1,034,610
                                                                                                    --------------
MULTI -- UTILITIES (0.2%)
Progress Energy, Inc.^
  7.75%, 3/1/31 ..........................................................      495,000                   510,923
                                                                                                    --------------
  TOTAL UTILITIES ........................................................                              8,877,796
                                                                                                    --------------
TOTAL LONG-TERM DEBT SECURITIES (94.8%)
 (Cost $258,614,237)                                                                                  260,330,617
                                                                                                    --------------
SHORT-TERM DEBT SECURITIES:
TIME DEPOSIT (0.0%)
Chase Nassau
  3.45%, 7/2/01 ..........................................................       58,946                    58,946
                                                                                                    --------------
U.S. GOVERNMENT AGENCIES (9.7%)
Federal National
  Mortgage Association
  (Discount Note) 7/2/01 .................................................   26,500,000                26,497,100
                                                                                                    --------------
TOTAL SHORT-TERM DEBT SECURITIES (9.7%)
(Amortized Cost $26,556,046)..............................................                             26,556,046
                                                                                                    --------------
TOTAL INVESTMENTS (104.5%)
  (Cost/Amortized Cost
  $285,170,283)...........................................................                            286,886,663
OTHER ASSETS
  LESS LIABILITIES (-4.5%) ...............................................                            (12,414,965)
                                                                                                    --------------
NET ASSETS (100%) ........................................................                          $ 274,471,698
                                                                                                    ==============

-------------------------
+ Securities exempt from registration under Rule 144A of the Securities Act of 1933. These Securities may only be resold to qualified institutional buyers. At June 30, 2001, these securities amounted to $13,124,270 or
    4.78 % of net assets.

^   All, or a portion of security out on loan (Note 1).

EQ ADVISORS TRUST
EQ/ALLIANCE QUALITY BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2001 (Unaudited)

--------------------------------------------------------------------------------
At June 30, 2001, the Portfolio had outstanding foreign currency contracts to sell foreign currencies as follows: (Note 1)






                                              LOCAL
                                             CONTRACT        COST ON           U.S.$
                                              AMOUNT       ORIGINATION        CURRENT        UNREALIZED
                                              (000'S)          DATE            VALUE        APPRECIATION
                                           ------------   -------------   --------------   -------------
FOREIGN CURRENCY SELL CONTRACTS
European Union, expiring 7/11/01 .........   11,901,751      $10,245,027     $10,073,920     $171,107
                                                                                             ========

Investment security transactions for the period ended June 30, 2001 were as follows:



COST OF PURCHASES:
Stocks and long-term corporate debt securities ...........................................  $350,515,541
U.S. Government securities ...............................................................   164,522,517
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities ...........................................   503,815,272
U.S. Government securities ...............................................................   290,844,685

As of June 30, 2001, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation ..................................................  $  3,241,064
Aggregate gross unrealized depreciation ..................................................    (1,524,684)
                                                                                            ------------
Net unrealized appreciation ..............................................................  $  1,716,380
                                                                                            ============
Federal income tax cost of investments ...................................................  $285,170,283
                                                                                            ============
At June 30, 2001, the Portfolio had loaned securities with a total value $82,340,552 which was secured by collateral of $84,619,534 of which $15,165,278 was in the form of U.S. Government securities.


The Portfolio has a net capital loss carryforward of $15,846,902 of which $8,519,207 expires in the year 2007 and $7,327,695 expires in the year 2008.



























                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/ALLIANCE SMALL CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2001 (Unaudited)




                                               NUMBER                VALUE
                                             OF SHARES              (NOTE 1)
                                        -------------------   -------------------
COMMON STOCKS:
CONSUMER DISCRETIONARY (12.3%)
APPAREL RETAIL (1.1%)
Abercrombie & Fitch Co.,
  Class A* ..........................    49,200               $  2,189,400
American Eagle Outfitters, Inc.*.....   241,750                  8,519,270
                                                              ------------
                                                                10,708,670
                                                              ------------
AUTO COMPONENTS (0.2%)
Tower Automotive, Inc.* .............   200,000                  2,050,000
                                                              ------------
AUTOMOBILES (0.2%)
Copart, Inc.* .......................    61,300                  1,793,025
                                                              ------------
CATALOG RETAIL (1.0%)
MSC Industrial Direct Co.* ..........   543,100                  9,449,940
                                                              ------------
COMPUTER & ELECTRONICS RETAIL (2.0%)
Alliance Data Systems Corp.* ........    79,000                  1,185,000
CDW Computer Centers, Inc.* .........   302,800                 12,024,188
Ultimate Electronics, Inc.* .........   155,100                  5,028,342
                                                              ------------
                                                                18,237,530
                                                              ------------
GENERAL MERCHANDISE STORES (1.1%)
Dollar Tree Stores, Inc.* ...........   381,000                 10,607,040
                                                              ------------
HOUSEHOLD DURABLES (0.6%)
Lennar Corp.* .......................   125,700                  5,241,690
                                                              ------------
MEDIA (4.3%)
Charter Communications, Inc.,
  Class A* ..........................    68,600                  1,601,810
Digital Lightwave, Inc.* ............   120,400                  4,449,984
Getty Images, Inc.* .................    98,800                  2,594,488
Hispanic Broadcasting Corp.* ........   163,600                  4,693,684
Insight Communications* .............    66,300                  1,657,500
Macrovision Corp. * .................   142,000                  9,727,000
Mediacom Communications
  Corp.* ............................    94,800                  1,674,168
Penton Media, Inc.* .................   198,300                  3,470,250
Sirius Satellite Radio, Inc.* .......   307,400                  3,747,206
Valuevision International, Inc.,
  Class A* ..........................   296,400                  6,446,700
                                                              ------------
                                                                40,062,790
                                                              ------------
PHOTOGRAPHIC PRODUCTS (0.6%)
Scansource, Inc.* ...................   121,800                  5,775,756
                                                              ------------
SPECIALTY STORES (1.2%)
Barnes & Noble, Inc.* ...............   256,100                 10,077,535
Galyans Trading Co., Inc.* ..........    55,000                  1,122,000
                                                              ------------
                                                                11,199,535
                                                              ------------
  TOTAL CONSUMER DISCRETIONARY.......                          115,125,976
                                                              ------------
CONSUMER STAPLES (1.5%)
DRUG RETAIL (0.5%)
Duane Reade, Inc.* ..................   124,400                  4,043,000
                                                              ------------
FOOD PRODUCTS (1.0%)
Performance Food Group Co.* .........   316,800                  9,576,864
                                                              ------------
  TOTAL CONSUMER STAPLES ............                           13,619,864
                                                              ------------
ENERGY (6.3%)
INTEGRATED OIL & GAS (1.0%)
Spinnaker Exploration Co.* ..........   218,000                  8,689,480
                                                              ------------




                                               NUMBER                VALUE
                                             OF SHARES              (NOTE 1)
                                        -------------------   -------------------
OIL & GAS DRILLING (1.9%)
Cooper Cameron Corp.* ...............   165,700               $  9,246,060
Newfield Exploration Co.* ...........   270,300                  8,665,818
                                                              ------------
                                                                17,911,878
                                                              ------------
OIL & GAS EQUIPMENT &
  SERVICES (3.4%)
Coflexip Stene Offshore (ADR)*.......   109,900                  7,374,840
F M C Technologies, Inc.* ...........   204,300                  4,218,795
Grant Prideco, Inc.* ................   238,400                  4,169,616
Kerr-McGee Corp. ....................   133,400                  8,840,418
W-H Energy Services, Inc.* ..........   388,800                  7,387,200
                                                              ------------
                                                                31,990,869
                                                              ------------
  TOTAL ENERGY ......................                           58,592,227
                                                              ------------
FINANCIALS (8.4%)
BANKS (1.1%)
Greater Bay Bancorp* ................   214,600                  5,360,708
Investors Financial Services
  Corp.* ............................    77,800                  5,212,600
                                                              ------------
                                                                10,573,308
                                                              ------------
DIVERSIFIED FINANCIALS (2.2%)
AmeriCredit Corp.* ..................   112,700                  5,854,765
Blackrock, Inc.* ....................   126,900                  4,351,401
RenaissanceRe Holdings Ltd.* ........   133,000                  9,855,300
                                                              ------------
                                                                20,061,466
                                                              ------------
INSURANCE (5.1%)
Everest Re Group Ltd. ...............   179,700                 13,441,560
Gallagher (Arthur J.) & Co.* ........   377,700                  9,820,200
HealthExtras, Inc.* .................   584,500                  5,541,060
Radian Group, Inc.* .................   243,600                  9,853,620
Reinsurance Group of America,
  Inc.* .............................   248,056                  9,401,322
                                                              ------------
                                                                48,057,762
                                                              ------------
  TOTAL FINANCIALS ..................                           78,692,536
                                                              ------------
HEALTH CARE (21.6%)
BIOTECHNOLOGY (1.8%)
CV Therapeutics, Inc.* ..............   134,800                  7,683,600
Enzon, Inc.* ........................    39,000                  2,437,500
Gilead Sciences, Inc.* ..............    15,000                    872,850
The Medicines Co.* ..................   290,700                  5,956,443
                                                              ------------
                                                                16,950,393
                                                              ------------
HEALTH CARE EQUIPMENT &
  SERVICES (7.8%)
Aksys Ltd.* .........................   327,700                  3,404,803
Albany Molecular Research,
  Inc.* .............................   202,000                  7,678,020
Bergen Brunswig Corp.,
  Class A* ..........................   212,200                  4,078,484
Biosite Diagnostics, Inc.* ..........   278,400                 12,472,320
Caremark Rx, Inc.* ..................   255,800                  4,207,910
Cytyc Corp.* ........................   368,700                  8,498,535
Inamed Corp.* .......................   213,700                  6,049,847
Priority Healthcare Corp.,
  Class B* ..........................   273,201                  7,726,116
United Therapeutics Corp.* ..........   343,200                  4,581,720

EQ ADVISORS TRUST
ALLIANCE SMALL CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2001 (Unaudited)




                                               NUMBER                VALUE
                                             OF SHARES              (NOTE 1)
                                        -------------------   -------------------
Universal Health Services, Inc.,
  Class B* ..........................   245,200               $ 11,156,600
US Onconlogy, Inc.* .................   374,500                  3,329,305
                                                              ------------
                                                                73,183,660
                                                              ------------
PHARMACEUTICALS (12.0%)
Cima Labs, Inc.* ....................   264,100                 20,731,850
Dusa Pharmaceuticals, Inc.* .........   340,200                  4,858,056
ICN Pharmaceuticals, Inc. ...........   320,400                 10,163,088
InterMune, Inc.* ....................   269,300                  9,592,466
King Pharmaceuticals, Inc.* .........    56,584                  3,041,390
Matrix Pharmaceuticals, Inc.* .......    50,000                    521,500
Medicis Pharmaceutical Corp.,
  Class A* ..........................   196,150                 10,395,950
Noven Pharmaceuticals, Inc.* ........   309,000                 12,112,800
OSI Pharmaceuticals, Inc.* ..........   148,800                  7,825,392
SICOR, Inc.* ........................   559,900                 12,933,690
Titan Pharmaceuticals, Inc.* ........   270,200                  8,108,702
Trimeris, Inc.* .....................   230,700                 11,551,149
                                                              ------------
                                                               111,836,033
                                                              ------------
  TOTAL HEALTH CARE .................                          201,970,086
                                                              ------------
INDUSTRIALS (13.3%)
AEROSPACE & DEFENSE (0.6%)
Aeroflex, Inc.* .....................   515,650                  5,414,325
                                                              ------------
COMMERCIAL SERVICES &
  SUPPLIES (6.3%)
ADVO, Inc.* .........................    59,800                  2,042,170
Career Education Corp.* .............   127,500                  7,637,250
ChoicePoint, Inc.* ..................   123,800                  5,205,790
Edison Schools, Inc.* ...............   183,600                  4,193,424
Fisher Scientific International,
  Inc.* .............................   280,500                  8,134,500
Iron Mountain, Inc.* ................   302,280                 13,554,235
Tetra Tech, Inc.* ...................   333,000                  9,057,600
Ventiv Health, Inc.* ................   318,200                  6,567,648
Watson Wyatt & Co. Holdings* ........   125,100                  2,924,838
                                                              ------------
                                                                59,317,455
                                                              ------------
ELECTRICAL EQUIPMENT (4.9%)
Capstone Turbine Corp. * ............   202,500                  4,473,225
Exar Corp.* .........................   387,000                  7,647,120
Micrel, Inc.* .......................   219,000                  7,227,000
Plexus Corp.* .......................   159,300                  5,256,900
Power-One, Inc.* ....................   282,900                  4,707,456
Semtech Corp.* ......................   363,500                 10,905,000
Stratos Lightwave, Inc.* ............   437,400                  5,686,200
                                                              ------------
                                                                45,902,901
                                                              ------------
TRADING COMPANIES &
  DISTRIBUTORS (0.6%)
C.H. Robinson Worldwide, Inc.*.......   203,000                  5,661,670
                                                              ------------
TRUCKING (0.9%)
Expeditors International of
  Washington, Inc.* .................   101,800                  6,107,898
Swift Transportation Co., Inc.* .....   100,000                  1,926,000
                                                              ------------
                                                                 8,033,898
                                                              ------------
  TOTAL INDUSTRIALS .................                          124,330,249
                                                              ------------
INFORMATION TECHNOLOGY (23.3%)
APPLICATION SOFTWARE (6.3%)
Actuate Corp.* ......................   596,900                  5,700,395


                                               NUMBER                VALUE
                                             OF SHARES              (NOTE 1)
                                        -------------------   -------------------
Electronic Arts, Inc.* ..............   191,300               $ 11,076,270
Informatica Corp.* ..................   475,600                  8,256,416
Manugistics Group, Inc.* ............    96,800                  2,429,680
NetIQ Corp.* ........................   203,000                  6,351,870
Quest Software, Inc.* ...............   428,900                 16,190,975
SmartForce plc, Ltd. (ADR)* .........   244,400                  8,610,212
                                                              ------------
                                                                58,615,818
                                                              ------------
COMPUTER HARDWARE (1.2%)
DDI Corp. Com* ......................   555,100                 11,102,000
                                                              ------------
COMPUTER STORAGE &
  PERIPHERALS (0.6%)
Optimal Robotics Corp.* .............   145,700                  5,536,600
                                                              ------------
ELECTRONIC EQUIPMENT &
  INSTRUMENTS (6.4%)
Amphenol Corp., Class A* ............   192,800                  7,721,640
Anadigics, Inc.* ....................   289,600                  6,660,800
C&D Technology, Inc. ................   226,600                  7,024,600
Conexant Systems, Inc.* .............   449,700                  4,024,815
Intersil Corp., Class A* ............   329,900                 12,008,360
Tektronix, Inc. .....................   387,500                 10,520,625
Varian Semiconductor
  Equipment Associates, Inc.* .......   166,900                  7,009,800
Virata Corp.* .......................   386,300                  4,577,655
Waters Corp.* .......................    12,900                    356,169
                                                              ------------
                                                                59,904,464
                                                              ------------
INTERNET SOFTWARE & SERVICES (2.3%)
Affiliated Computer Services,
  Inc., Class A* ....................   134,600                  9,679,086
EarthLink, Inc.* ....................   265,600                  3,774,176
Matrixone, Inc.* ....................   334,600                  7,759,374
                                                              ------------
                                                                21,212,636
                                                              ------------
NETWORKING EQUIPMENT (0.5%)
Oni Systems Corp.* ..................   181,400                  5,061,060
                                                              ------------
SEMICONDUCTOR EQUIPMENT (2.6%)
Brooks Automation, Inc.* ............   100,800                  4,646,880
Credence Systems Corp.* .............   288,300                  6,988,392
IXYS Corp.* .........................   210,800                  3,288,480
Lam Research Corp.* .................   238,700                  7,077,455
TranSwitch Corp.* ...................   243,700                  2,680,700
                                                              ------------
                                                                24,681,907
                                                              ------------
SEMICONDUCTORS (2.7%)
Asat Holdings Ltd. (ADR)* ...........   553,500                  2,529,495
Elantec Semiconductor, Inc.* ........   273,300                  9,234,807
Microchip Technology, Inc.* .........   255,300                  8,534,679
Multilink Technology Corp.* .........   147,100                  2,018,212
New Focus, Inc.* ....................   307,000                  2,532,750
                                                              ------------
                                                                24,849,943
                                                              ------------
SYSTEMS SOFTWARE (0.7%)
Advent Software, Inc.* ..............   103,600                  6,578,600
                                                              ------------
  TOTAL INFORMATION TECHNOLOGY.......                          217,543,028
                                                              ------------
MATERIALS (2.9%)
CHEMICALS (1.4%)
Cabot Microelectronics Corp.* .......    68,000                  4,216,000
OM Group, Inc.* .....................   156,400                  8,797,500
                                                              ------------
                                                                13,013,500
                                                              ------------

EQ ADVISORS TRUST
ALLIANCE SMALL CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2001 (Unaudited)


                                             NUMBER          VALUE
                                           OF SHARES        (NOTE 1)
                                          -----------   ---------------
CONTAINERS & PACKAGING (0.9%)
Pactiv Corp.* .........................   636,600        $  8,530,440
                                                         ------------
METALS & MINING (0.6%)
Peabody Energy Corp.* .................   166,300           5,446,325
                                                         ------------
  TOTAL MATERIALS .....................                    26,990,265
                                                         ------------
TELECOMMUNICATION SERVICES (3.7%)
DIVERSIFIED TELECOMMUNICATION
  SERVICES (2.8%)
FLAG Telecom Holdings Ltd.* ...........   356,800           1,812,544
GT Group Telecom, Inc.,
  Class B* ............................   336,400           2,018,400
L-3 Communications Holdings,
  Inc.* ...............................   116,600           8,896,580
West Corp. * ..........................   440,300           9,691,003
XM Satellite Radio Holdings,
  Inc., Class A* ......................   249,600           4,043,520
                                                         ------------
                                                           26,462,047
                                                         ------------
WIRELESS TELECOMMUNICATION
  SERVICES (0.9%)
Price Communications Corp.* ...........   159,200           3,214,248
Rural Cellular Corp., Class A* ........   106,700           4,833,510
                                                         ------------
                                                            8,047,758
                                                         ------------
  TOTAL TELECOMMUNICATION
     SERVICES .........................                    34,509,805
                                                         ------------
UTILITIES (0.4%)
ELECTRIC UTILITIES (0.4%)
Orion Power Holdings, Inc.* ...........   150,200           3,576,262
                                                         ------------
  TOTAL COMMON STOCKS (93.7%)
     (Cost $853,918,412)...............                   874,950,298
                                                         ------------


                                       PRINCIPAL        VALUE
                                        AMOUNT        (NOTE 1)
                                    -------------- --------------
SHORT-TERM DEBT SECURITIES:
TIME DEPOSIT (4.5%)
Chase Nassau,
  3.45%, 7/2/01
  (Amortized Cost $42,338,788)..... $42,338,788     $ 42,338,788
                                                    ------------
  TOTAL INVESTMENTS (98.2%)
     (Cost/Amortized Cost
     $896,257,200).................                  917,289,086
OTHER ASSETS
  LESS LIABILITIES (1.8%) .........                   16,486,606
                                                    ------------
NET ASSETS (100%) .................                 $933,775,692
                                                    ============

----------
*    Non-income producing.
     Glossary:
     ADR--American Depositary Receipt











--------------------------------------------------------------------------------
Investment security transactions for the period ended June 30, 2001 were as follows:



COST OF PURCHASES:
Stocks and long-term corporate debt securities .........  $588,539,406
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities .........   490,443,621

As of June 30, 2001, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:



Aggregate gross unrealized appreciation .........  $ 112,273,756
Aggregate gross unrealized depreciation .........    (91,241,870)
                                                   -------------
Net unrealized appreciation .....................  $  21,031,886
                                                   =============
Federal income tax cost of investments ..........  $ 896,257,200
                                                   =============

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/ALLIANCE TECHNOLOGY PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2001 (Unaudited)




                                                                                   NUMBER                VALUE
                                                                                 OF SHARES             (NOTE 1)
                                                                             -----------------   --------------------
COMMON STOCKS:
CONSUMER DISCRETIONARY (10.8%)
INTERNET RETAIL (5.0%)
eBay, Inc.*^ .............................................................         260,300       $    17,827,947
                                                                                                 ---------------
MEDIA (5.8%)
AOL Time Warner, Inc.* ...................................................         301,300            15,968,900
Macrovision Corp.*^ ......................................................          71,750             4,914,875
                                                                                                 ---------------
                                                                                                      20,883,775
                                                                                                 ---------------
  TOTAL CONSUMER DISCRETIONARY ...........................................                            38,711,722
                                                                                                 ---------------
INDUSTRIALS (13.2%)
COMMERCIAL SERVICES & SUPPLIES (12.9%)
Amdocs Ltd.*^ ............................................................         307,300            16,548,105
Concord EFS, Inc.*^ ......................................................          89,400             4,649,694
First Data Corp. .........................................................         264,100            16,968,425
Fiserv, Inc.*^ ...........................................................         128,300             8,208,634
                                                                                                 ---------------
                                                                                                      46,374,858
                                                                                                 ---------------
ELECTRICAL EQUIPMENT (0.3%)
Plexus Corp.*^ ...........................................................          27,100               894,300
                                                                                                 ---------------
  TOTAL INDUSTRIALS ......................................................                            47,269,158
                                                                                                 ---------------
INFORMATION TECHNOLOGY (62.7%)
APPLICATION SOFTWARE (7.9%)
BEA Systems, Inc.*^ ......................................................         167,350             5,139,318
Electronic Arts, Inc.*^ ..................................................          92,800             5,373,120
Informatica Corp.*^ ......................................................         100,400             1,742,944
Mercury Interactive Corp.* ...............................................          49,650             2,974,035
PeopleSoft, Inc.* ........................................................          97,900             4,819,617
Rational Software Corp.*^ ................................................         184,800             5,183,640
Siebel Systems, Inc.*^ ...................................................          62,800             2,945,320
                                                                                                 ---------------
                                                                                                      28,177,994
                                                                                                 ---------------
COMPUTER HARDWARE (4.2%)
DDI Corp. Com*^ ..........................................................          48,000               960,000
Dell Computer Corp.* .....................................................         502,550            13,141,682
Gateway, Inc.*^ ..........................................................          59,250               974,663
                                                                                                 ---------------
                                                                                                      15,076,345
                                                                                                 ---------------
ELECTRONIC EQUIPMENT &
  INSTRUMENTS (9.3%)
Celestica, Inc.*^ ........................................................         104,250             5,368,875
Flextronics International Ltd.*^ .........................................         371,300             9,694,643
Sanmina Corp.*^ ..........................................................         479,300            11,220,413
Solectron Corp.*^ ........................................................         390,750             7,150,725
                                                                                                 ---------------
                                                                                                      33,434,656
                                                                                                 ---------------
INTERNET SOFTWARE & SERVICES (1.9%)
Avocent Corp.* ...........................................................          98,038             2,230,365
Exult, Inc.*^ ............................................................          33,700               574,585
i2 Technologies, Inc.*^ ..................................................         185,000             3,663,000
Vitria Technology, Inc. * ................................................         124,975               429,914
                                                                                                 ---------------
                                                                                                       6,897,864
                                                                                                 ---------------
IT CONSULTING & SERVICES (2.8%)
Electronic Data Systems Corp. ............................................         140,800             8,800,000
Sapient Corp.*^ ..........................................................         124,000             1,209,000
                                                                                                 ---------------
                                                                                                      10,009,000
                                                                                                 ---------------
NETWORKING EQUIPMENT (3.7%)
Cisco Systems, Inc.* .....................................................         566,500            10,310,300
Juniper Networks, Inc.*^ .................................................          97,200             3,022,920
                                                                                                 ---------------
                                                                                                      13,333,220
                                                                                                 ---------------



                                                                                   NUMBER                VALUE
                                                                                 OF SHARES             (NOTE 1)
                                                                             -----------------   --------------------
OFFICE ELECTRONICS (4.3%)
DST Systems, Inc.* .......................................................         285,400       $    15,040,580
Handspring, Inc.*^ .......................................................          63,100               485,870
                                                                                                 ---------------
                                                                                                      15,526,450
                                                                                                 ---------------
SEMICONDUCTOR EQUIPMENT (7.0%)
Applied Materials, Inc.*^ ................................................         162,950             8,000,845
Applied Micro Circuits Corp.* ............................................          59,500             1,023,400
KLA-Tencor Corp.*^ .......................................................         169,400             9,904,818
Teradyne, Inc.* ..........................................................         186,300             6,166,530
                                                                                                 ---------------
                                                                                                      25,095,593
                                                                                                 ---------------
SEMICONDUCTORS (10.4%)
Altera Corp.* ............................................................         421,500            12,223,500
Intel Corp. ..............................................................         144,000             4,212,000
Micron Technology, Inc.*^ ................................................         217,350             8,933,085
Taiwan Semiconductor
  Manufacturing Co., Ltd. (ADR)*^                                                  132,300             2,009,637
Xilinx, Inc.* ............................................................         243,500            10,041,940
                                                                                                 ---------------
                                                                                                      37,420,162
                                                                                                 ---------------
SYSTEMS SOFTWARE (7.4%)
Microsoft Corp.* .........................................................         196,200            14,322,600
Oracle Corp.* ............................................................         378,775             7,196,725
VERITAS Software Corp.*^ .................................................          75,950             5,052,954
                                                                                                 ---------------
                                                                                                      26,572,279
                                                                                                 ---------------
TELECOMMUNICATIONS EQUIPMENT (3.8%)
CIENA Corp.*^ ............................................................         122,500             4,655,000
Nokia OYJ (ADR) ..........................................................         408,100             8,994,524
                                                                                                 ---------------
                                                                                                      13,649,524
                                                                                                 ---------------
  TOTAL INFORMATION TECHNOLOGY ...........................................                           225,193,087
                                                                                                 ---------------
TELECOMMUNICATION SERVICES (3.7%)
DIVERSIFIED TELECOMMUNICATION
  SERVICES (2.1%)
Qwest Communications
  International, Inc.* ...................................................         239,348             7,628,021
                                                                                                 ---------------
WIRELESS TELECOMMUNICATION
  SERVICES (1.6%)
Vodafone Group plc (ADR)^ ................................................         253,786             5,672,117
                                                                                                 ---------------
  TOTAL TELECOMMUNICATION SERVICES .......................................                            13,300,138
                                                                                                 ---------------
TOTAL COMMON STOCKS (90.4%)
  (Cost $406,126,083).....................................................                           324,474,105
                                                                                                 ---------------
                                                                              PRINCIPAL
                                                                                AMOUNT
                                                                              ---------
SHORT-TERM DEBT
  SECURITIES:
COMMERCIAL PAPER (5.6%)
American Express Credit Corp.
  3.75%, 7/18/01 .........................................................   $10,000,000               9,982,339
Prudential Funding Corp.
  3.70%, 7/11/01 .........................................................    10,000,000               9,989,722
                                                                                                 ---------------
  TOTAL COMMERCIAL PAPER .................................................                            19,972,061
                                                                                                 ---------------
TIME DEPOSIT (3.1%)
Chase Nassau
  3.45%, 7/2/01 ..........................................................    11,077,124              11,077,124
                                                                                                 ---------------
TOTAL SHORT-TERM DEBT SECURITIES (8.7%)
  (Amortized Cost $31,049,185)............................................                            31,049,185
                                                                                                 ---------------

EQ ADVISORS TRUST
EQ/ALLIANCE TECHNOLOGY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2001 (Unaudited)


                                           VALUE
                                          (NOTE 1)
                                      ---------------
TOTAL INVESTMENTS (99.1%)
  (Cost/Amortized Cost
  $437,175,268)....................    $355,523,290
OTHER ASSETS
  LESS LIABILITIES (0.9%) .........       3,394,334
                                       ------------
NET ASSETS (100%) .................    $358,917,624
                                       ============

------------
*   Non-income producing.

^   All, or a portion of security out on loan (Note 1).

    Glossary:
    ADR--American Depositary Receipt







--------------------------------------------------------------------------------
Investment security transactions for the period ended June 30, 2001 were as follows:




COST OF PURCHASES:
Stocks and long-term corporate debt securities .........    $159,946,647
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities .........      36,223,960

As of June 30, 2001, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:



Aggregate gross unrealized appreciation .........    $   19,850,132
Aggregate gross unrealized depreciation .........      (101,502,110)
                                                     --------------
Net unrealized depreciation .....................    $  (81,651,978)
                                                     ==============
Federal income tax cost of investments ..........    $  437,175,268
                                                     ==============

At June 30, 2001, the Portfolio had loaned securities with a total value $110,580,251 which was secured by collateral valued at $112,745,292.


The Portfolio has a net capital loss carryforward of $5,952,642 which expires in the year 2008.






















                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/AXP NEW DIMENSIONS PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2001 (Unaudited)




                                         NUMBER                   VALUE
                                        OF SHARES               (NOTE 1)
                                     -------------            ------------
COMMON STOCKS:
CONSUMER DISCRETIONARY (15.1%)
COMPUTER & ELECTRONICS RETAIL (0.4%)
Best Buy Co., Inc.* .................       803                $    51,006
                                                               -----------
DEPARTMENT STORES (0.3%)
Kohl's Corp.* .......................       573                     35,944
                                                               -----------
GENERAL MERCHANDISE STORES (5.0%)
Costco Wholesale Corp.* .............     5,163                    212,096
Target Corp. ........................     5,718                    197,843
Wal-Mart Stores, Inc. ...............     6,181                    301,633
                                                               -----------
                                                                   711,572
                                                               -----------
HOME IMPROVEMENT RETAIL (0.9%)
Home Depot, Inc. ....................     2,885                    134,297
                                                               -----------
HOTELS (1.0%)
Marriot International, Inc.,
  Class A ...........................     2,990                    141,547
                                                               -----------
HOUSEHOLD DURABLES (0.3%)
Sony Corp. (ADR) ....................       575                     37,835
                                                               -----------
INTERNET RETAIL (0.0%)
eBay, Inc.* .........................       100                      6,849
                                                               -----------
MEDIA (7.2%)
AOL Time Warner, Inc.* ..............     7,093                    375,929
Comcast Corp., Class A* .............     2,884                    125,166
Gannett Co., Inc. ...................     1,722                    113,480
USA Networks, Inc.* .................     1,721                     48,188
Viacom, Inc., Class B* ..............     6,886                    356,350
                                                               -----------
                                                                 1,019,113
                                                               -----------
  TOTAL CONSUMER DISCRETIONARY.......                            2,138,163
                                                               -----------
CONSUMER STAPLES (5.8%)
BEVERAGES (0.7%)
Anheuser-Busch Cos., Inc. ...........     1,148                     47,298
Coca-Cola Co. .......................     1,030                     46,350
                                                               -----------
                                                                    93,648
                                                               -----------
DRUG RETAIL (0.3%)
Walgreen Co. ........................     1,377                     47,024
                                                               -----------
FOOD PRODUCTS (1.5%)
Philip Morris Cos., Inc. ............     4,015                    203,761
                                                               -----------
FOOD RETAIL (2.9%)
Safeway, Inc.* ......................     8,642                    414,816
                                                               -----------
HOUSEHOLD PRODUCTS (0.4%)
Colgate Palmolive Co. ...............     1,026                     60,524
                                                               -----------
  TOTAL CONSUMER STAPLES ............                              819,773
                                                               -----------
ENERGY (8.5%)
INTEGRATED OIL & GAS (6.8%)
Chevron Corp. .......................     3,042                    275,301
Exxon Mobil Corp. ...................     7,494                    654,601
Murphy Oil Corp. ....................       403                     29,661
                                                               -----------
                                                                   959,563
                                                               -----------
OIL & GAS EQUIPMENT &
  SERVICES (1.7%)
Halliburton Co. .....................     4,640                    165,184
Schlumberger Ltd. ...................     1,439                     75,763
                                                               -----------
                                                                   240,947
                                                               -----------
  TOTAL ENERGY ......................                            1,200,510
                                                               -----------




                                       NUMBER                    VALUE
                                      OF SHARES                 (NOTE 1)
                                     -------------            ------------
FINANCIALS (19.7%)
BANKS (2.8%)
Bank of America Corp. ...............   2,869                  $   172,246
Wells Fargo & Co. ...................   4,859                      225,603
                                                               -----------
                                                                   397,849
                                                               -----------
DIVERSIFIED FINANCIALS (12.3%)
Citigroup, Inc. .....................   13,026                     688,294
Fannie Mae ..........................    2,294                     195,334
MBNA Corp. ..........................    5,772                     190,187
Morgan Stanley Dean Witter &
  Co. ...............................    5,212                     334,767
State Street Corp. ..................    3,559                     176,135
USA Education, Inc. .................    2,020                     147,460
                                                               -----------
                                                                 1,732,177
                                                               -----------
INSURANCE (3.5%)
American International Group,
  Inc. ..............................    4,074                     350,364
Marsh & McLennan Cos., Inc. .........    1,434                     144,834
                                                               -----------
                                                                   495,198
                                                               -----------
INVESTMENT COMPANIES (1.1%)
Nasdaq 100 -- Index Tracking
  Stock* ............................    3,559                     163,501
                                                               -----------
  TOTAL FINANCIALS ..................                            2,788,725
                                                               -----------
HEALTH CARE (10.7%)
BIOTECHNOLOGY (0.9%)
Amgen, Inc.* ........................    1,458                      88,472
Genentech, Inc.* ....................      574                      31,627
                                                               -----------
                                                                   120,099
                                                               -----------
HEALTH CARE EQUIPMENT &
  SERVICES (5.5%)
Cardinal Health, Inc. ...............    4,132                     285,108
HCA, Inc. ...........................    4,839                     218,674
Medtronic, Inc. .....................    4,017                     184,822
UnitedHealth Group, Inc. ............    1,401                      86,512
                                                               -----------
                                                                   775,116
                                                               -----------
PHARMACEUTICALS (4.3%)
Bristol-Myers Squibb Co. ............    2,882                     150,728
Johnson & Johnson ...................    2,184                     109,200
Pfizer, Inc. ........................    8,757                     350,718
                                                               -----------
                                                                   610,646
                                                               -----------
  TOTAL HEALTH CARE .................                            1,505,861
                                                               -----------
INDUSTRIALS (13.8%)
AEROSPACE & DEFENSE (0.7%)
Boeing Co. ..........................      977                      54,321
United Technologies Corp. ...........      574                      42,051
                                                               -----------
                                                                    96,372
                                                               -----------
AIRLINES (1.4%)
Southwest Airlines Co. ..............   10,811                     199,895
                                                               -----------
COMMERCIAL SERVICES &
  SUPPLIES (2.6%)
Automatic Data Processing, Inc.......    4,303                     213,859
Cendant Corp.* ......................    2,600                      50,700
Robert Half International, Inc.*.....    2,121                      52,792
Waste Management, Inc. ..............    1,450                      44,689
                                                               -----------
                                                                   362,040
                                                               -----------

EQ ADVISORS TRUST
EQ/AXP NEW DIMENSIONS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2001 (Unaudited)




                                           NUMBER                 VALUE
                                          OF SHARES             (NOTE 1)
                                        -----------           -------------
INDUSTRIAL CONGLOMERATES (7.6%)
General Electric Co. ................     11,444               $   557,895
Minnesota Mining &
  Manufacturing Co. .................      2,181                   248,852
Tyco International Ltd. .............      4,889                   266,451
                                                               -----------
                                                                 1,073,198
                                                               -----------
MACHINERY (1.5%)
Caterpillar, Inc. ...................      2,124                   106,306
Illinois Tool Works, Inc. ...........      1,731                   109,573
                                                               -----------
                                                                   215,879
                                                               -----------
  TOTAL INDUSTRIALS .................                            1,947,384
                                                               -----------
INFORMATION TECHNOLOGY (15.6%)
APPLICATION SOFTWARE (0.2%)
Siebel Systems, Inc.* ...............        575                    26,968
                                                               -----------
COMPUTER HARDWARE (3.2%)
Hewlett-Packard Co. .................      2,219                    63,463
International Business Machines
  Corp. .............................      3,444                   389,172
                                                               -----------
                                                                   452,635
                                                               -----------
COMPUTER STORAGE &
  PERIPHERALS (1.0%)
EMC Corp.* ..........................      4,718                   137,058
                                                               -----------
ELECTRONIC EQUIPMENT &
  INSTRUMENTS (0.3%)
Sanmina Corp.* ......................      1,151                    26,945
Solectron Corp.* ....................        564                    10,321
                                                               -----------
                                                                    37,266
                                                               -----------
NETWORKING EQUIPMENT (1.3%)
Cisco Systems, Inc.* ................      9,776                   177,923
                                                               -----------
SEMICONDUCTOR EQUIPMENT (1.0%)
Applied Materials, Inc.* ............      2,428                   119,215
KLA-Tencor Corp.* ...................        414                    24,206
                                                               -----------
                                                                   143,421
                                                               -----------
SEMICONDUCTORS (4.5%)
Intel Corp. .........................      8,080                   236,340
Maxim Integrated Products* ..........      2,871                   126,927
Taiwan Semiconductor
  Manufacturing Co., Ltd. (ADR)*.....      2,080                    31,595
Texas Instruments, Inc. .............      7,853                   247,370
                                                               -----------
                                                                   642,232
                                                               -----------
SYSTEMS SOFTWARE (3.9%)
Microsoft Corp.* ....................      7,085                   517,205
VERITAS Software Corp.* .............        575                    38,255
                                                               -----------
                                                                   555,460
                                                               -----------
TELECOMMUNICATIONS EQUIPMENT (0.2%)
CIENA Corp.* ........................        860                    32,680
                                                               -----------
  TOTAL INFORMATION TECHNOLOGY.......                            2,205,643
                                                               -----------
MATERIALS (1.4%)
CHEMICALS (0.8%)
Air Products & Chemicals, Inc. ......      2,320                   106,140
                                                               -----------
METALS & MINING (0.6%)
Alcoa, Inc. .........................      2,200                    86,680
                                                               -----------
  TOTAL MATERIALS ...................                              192,820
                                                               -----------



                                          NUMBER                 VALUE
                                         OF SHARES             (NOTE 1)
                                        ----------             -----------
TELECOMMUNICATION SERVICES (1.3%)
DIVERSIFIED TELECOMMUNICATION
  SERVICES (1.3%)
Verizon Communications, Inc. ........      3,502               $   187,357
                                                               -----------
UTILITIES (4.1%)
ELECTRIC UTILITIES (1.1%)
Duke Energy Corp. ...................      3,157                   123,155
Mirant Corp.* .......................        746                    25,662
                                                               -----------
                                                                   148,817
                                                               -----------
GAS UTILITIES (2.0%)
EL Paso Corp. .......................      5,333                   280,196
                                                               -----------
MULTI -- UTILITIES (1.0%)
Enron Corp. .........................      3,009                   147,441
                                                               -----------
  TOTAL UTILITIES ...................                              576,454
                                                               -----------
TOTAL COMMON STOCKS (96.0%)
  (Cost $14,408,274).................                           13,562,690
                                                               -----------
                                       PRINCIPAL
                                        AMOUNT
                                        --------
SHORT-TERM DEBT
  SECURITIES (0.2%):
TIME DEPOSIT
Chase Nassau
  3.45%, 7/2/01
  (Amortized Cost $25,335)...........   $25,335                     25,335
                                                               -----------
TOTAL INVESTMENTS (96.2%)
  (Cost/Amortized Cost
  $14,433,609).......................                           13,588,025
OTHER ASSETS
  LESS LIABILITIES (3.8%) ...........                              541,602
                                                               -----------
NET ASSETS (100%) ...................                          $14,129,627
                                                               ===========

-------------------------
*   Non-income producing.

    Glossary:
    ADR--American Depositary Receipt

EQ ADVISORS TRUST
EQ/AXP NEW DIMENSIONS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2001 (Unaudited)

--------------------------------------------------------------------------------
Investment security transactions for the period ended June 30, 2001 were as follows:




COST OF PURCHASES:
Stocks and long-term corporate debt securities .........    $9,441,050
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities .........       953,942

As of June 30, 2001, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:



Aggregate gross unrealized appreciation .........    $    423,831
Aggregate gross unrealized depreciation .........      (1,269,415)
                                                     ------------
Net unrealized depreciation .....................    $   (845,584)
                                                     ============
Federal income tax cost of investments ..........    $ 14,433,609
                                                     ============

The Portfolio has a net capital loss carryforward of $22,903 which expires in the year 2008.











































                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/AXP STRATEGY AGGRESSIVE PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2001 (Unaudited)




                                           NUMBER           VALUE
                                          OF SHARES        (NOTE 1)
                                         -----------      ------------
COMMON STOCKS:
CONSUMER DISCRETIONARY (8.2%)
AUTO COMPONENTS (0.3%)
Phoenix Companies, Inc. .................   2,500         $    46,500
                                                          -----------
COMPUTER & ELECTRONICS RETAIL (0.2%)
Alliance Data Systems Corp.* ............   2,500              37,500
                                                          -----------
GENERAL MERCHANDISE STORES (0.4%)
BJ Services Co.* ........................   2,600              73,788
                                                          -----------
HOTELS (0.6%)
Starwood Hotels & Resorts
  Worldwide, Inc. .......................   3,084             114,972
                                                          -----------
MEDIA (5.4%)
Adelphia Communications Corp.,
  Class A* ..............................   6,000             246,000
Univision Communications, Inc.,
  Class A* ..............................   7,700             329,406
USA Networks, Inc.* .....................   4,100             114,800
Westwood One, Inc.* .....................   7,300             269,005
                                                          -----------
                                                              959,211
                                                          -----------
RESTAURANTS (0.4%)
Brinker International, Inc.* ............   2,600              67,210
                                                          -----------
SPECIALTY STORES (0.9%)
Bed Bath & Beyond, Inc.* ................   5,000             156,000
                                                          -----------
  TOTAL CONSUMER DISCRETIONARY ..........                   1,455,181
                                                          -----------
CONSUMER STAPLES (0.3%)
DRUG RETAIL (0.3%)
Rite Aid Corp.* .........................   6,000              54,000
                                                          -----------
ENERGY (6.8%)
INTEGRATED OIL & GAS (1.2%)
Murphy Oil Corp. ........................   1,950             143,520
Stone Energy Corp.* .....................   1,400              62,020
                                                          -----------
                                                              205,540
                                                          -----------
OIL & GAS DRILLING (1.6%)
Global Marine, Inc.* ....................   4,250              79,177
Newfield Exploration Co.* ...............   3,150             100,989
Santa Fe International Corp. ............   3,841             111,389
                                                          -----------
                                                              291,555
                                                          -----------
OIL & GAS EQUIPMENT & SERVICES (3.4%)
Apache Corp. ............................   4,900             248,675
Kerr-McGee Corp. ........................   3,400             225,318
Weatherford International, Inc.* ........   2,600             124,800
                                                          -----------
                                                              598,793
                                                          -----------
OIL & GAS REFINING &
  MARKETING (0.6%)
CNOOC Ltd. (ADR)* .......................   5,440             103,088
                                                          -----------
  TOTAL ENERGY ..........................                   1,198,976
                                                          -----------
FINANCIALS (12.4%)
BANKS (4.2%)
SouthTrust Corp. ........................   6,500             169,000
TCF Financial Corp. .....................   7,000             324,170
Zions Bancorp. ..........................   4,300             253,700
                                                          -----------
                                                              746,870
                                                          -----------


                                            NUMBER           VALUE
                                           OF SHARES        (NOTE 1)
                                          -----------     ------------
DIVERSIFIED FINANCIALS (2.7%)
Countrywide Credit Industries, Inc. .....   3,000         $   137,640
Lehman Brothers Holdings, Inc. ..........     500              38,875
Metris Cos., Inc. .......................   8,600             289,906
                                                          -----------
                                                              466,421
                                                          -----------
INSURANCE (4.1%)
Ace Ltd. ................................   3,100             121,179
Everest Re Group Ltd. ...................   3,700             276,760
Radian Group, Inc.* .....................   3,400             137,530
XL Capital Ltd. .........................   2,350             192,935
                                                          -----------
                                                              728,404
                                                          -----------
INVESTMENT COMPANIES (1.4%)
Nasdaq 100 -- Index Tracking
  Stock* ................................   5,300             243,482
                                                          -----------
  TOTAL FINANCIALS ......................                   2,185,177
                                                          -----------
HEALTH CARE (15.9%)
BIOTECHNOLOGY (2.1%)
Alkermes, Inc.* .........................   6,850             240,435
Biogen, Inc.* ...........................   2,300             125,028
                                                          -----------
                                                              365,463
                                                          -----------
HEALTH CARE EQUIPMENT & SERVICES (8.8%)
Amerisource Health Corp.,
  Class A* ..............................   5,400             298,620
Biomet, Inc. ............................   2,000              96,120
Caremark Rx, Inc.* ......................   7,750             127,487
Cytyc Corp.* ............................   4,599             106,007
Guidant Corp.* ..........................   2,600              93,600
Invitrogen Corp.* .......................   2,900             208,220
Lincare Holdings, Inc.* .................   4,300             129,043
Universal Health Services, Inc.,
  Class B* ..............................   5,800             263,900
WebMD Corp ..............................   6,500              45,500
Wellpoint Health Networks, Inc.* ........   2,100             197,904
                                                          -----------
                                                            1,566,401
                                                          -----------
PHARMACEUTICALS (5.0%)
Express Scripts, Inc.* ..................   3,000             165,090
IDEC Pharmaceuticals Corp.* .............   3,300             223,377
King Pharmaceuticals, Inc.* .............   4,200             225,750
Shire Pharmaceuticals Group plc* ........   2,450             135,975
Teva Pharmaceutical Industries Ltd.
  (ADR) .................................   2,200             137,060
                                                          -----------
                                                              887,252
                                                          -----------
  TOTAL HEALTH CARE .....................                   2,819,116
                                                          -----------
INDUSTRIALS (6.8%)
AIRLINES (0.6%)
Northwest Airlines Corp.* ...............   4,500             113,625
                                                          -----------
BUILDING PRODUCTS (0.9%)
Martin Marietta Materials, Inc. .........   3,400             168,266
                                                          -----------
COMMERCIAL SERVICES & SUPPLIES (3.3%)
Apollo Group, Inc., Class A* ............   5,200             220,740
Convergys Corp.* ........................   3,771             114,073
Fiserv, Inc.* ...........................   3,800             243,124
                                                          -----------
                                                              577,937
                                                          -----------

EQ ADVISORS TRUST
EQ/AXP STRATEGY AGGRESSIVE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2001 (Unaudited)




                                             NUMBER               VALUE
                                            OF SHARES            (NOTE 1)
                                           ----------           -----------
ELECTRICAL EQUIPMENT (1.1%)
Capstone Turbine Corp.* ................      3,350             $    74,001
Micrel, Inc.* ..........................      3,450                 113,850
                                                                -----------
                                                                    187,851
                                                                -----------
RAILROADS (0.2%)
CSX Corp. ..............................        850                  30,804
                                                                -----------
TRUCKING (0.7%)
Expeditors International of
  Washington, Inc.* ....................      2,100                 125,998
                                                                -----------
  TOTAL INDUSTRIALS ....................                          1,204,481
                                                                -----------
INFORMATION TECHNOLOGY (29.5%)
APPLICATION SOFTWARE (7.3%)
Electronic Arts, Inc.* .................      1,200                  69,480
Embarcadero Technologies, Inc.* ........      2,400                  53,544
Equinix, Inc.* .........................      8,350                   8,935
Mercury Interactive Corp.* .............      6,300                 377,369
NVIDIA Corp.* ..........................      1,050                  97,387
Peregrine Systems, Inc.* ...............      6,700                 194,300
Rational Software Corp.* ...............      7,200                 201,960
Symbol Technologies, Inc. ..............      4,300                  95,460
Synopsys, Inc.* ........................      4,000                 193,560
                                                                -----------
                                                                  1,291,995
                                                                -----------
ELECTRONIC EQUIPMENT &
  INSTRUMENTS (4.0%)
Celestica, Inc.* .......................      3,950                 203,425
Emulex Corp.* ..........................      5,500                 222,200
Intersil Corp., Class A* ...............      1,950                  70,980
Jabil Circuit, Inc.* ...................      5,700                 175,902
Waters Corp.* ..........................      1,500                  41,415
                                                                -----------
                                                                    713,922
                                                                -----------
INTERNET SOFTWARE & SERVICES (2.5%)
Check Point Software Technologies
  Ltd.* ................................      4,200                 212,394
VeriSign, Inc.* ........................      3,800                 228,038
                                                                -----------
                                                                    440,432
                                                                -----------
IT CONSULTING & SERVICES (1.2%)
Sungard Data Systems, Inc.* ............      6,800                 204,068
                                                                -----------
NETWORKING EQUIPMENT (2.1%)
Foundry Networks, Inc.* ................      4,300                  85,914
Juniper Networks, Inc. * ...............      8,700                 270,570
Tellium, Inc. ..........................        600                  10,920
                                                                -----------
                                                                    367,404
                                                                -----------
OFFICE ELECTRONICS (0.9%)
DST Systems, Inc.* .....................      3,150                 166,005
                                                                -----------
SEMICONDUCTOR EQUIPMENT (1.7%)
Novellus Systems, Inc.* ................      3,150                 178,889
Teradyne, Inc.* ........................      3,400                 112,540
                                                                -----------
                                                                    291,429
                                                                -----------
SEMICONDUCTORS (5.3%)
American Stock Exchange
  Semiconductor HOLDRs Index ...........      2,600                 125,450
Integrated Circuit Systems, Inc. * .....      4,300                  82,560
Pericom Semiconductor Corp.* ...........      4,500                  70,740
PMC-Sierra, Inc.* ......................      7,900                 245,453


                                              NUMBER               VALUE
                                             OF SHARES            (NOTE 1)
                                           -----------          -----------
Taiwan Semiconductor
  Manufacturing Co., Ltd. (ADR)*........      6,020             $    91,444
Triquint Semiconductor, Inc.* ..........      7,700                 173,250
Xilinx, Inc.* ..........................      3,700                 152,588
                                                                -----------
                                                                    941,485
                                                                -----------
SYSTEMS SOFTWARE (3.0%)
BMC Software, Inc.* ....................      7,700                 173,558
Brocade Communications System* .........      3,450                 151,765
Micromuse, Inc.* .......................      7,500                 209,925
                                                                -----------
                                                                    535,248
                                                                -----------
TELECOMMUNICATIONS EQUIPMENT (1.5%)
CIENA Corp.* ...........................      6,700                 254,600
                                                                -----------
  TOTAL INFORMATION TECHNOLOGY .........                          5,206,588
                                                                -----------
MATERIALS (1.4%)
CONSTRUCTION MATERIALS (1.3%)
Shaw Group, Inc. (The)* ................      5,800                 232,580
                                                                -----------
METALS & MINING (0.1%)
Arch Coal, Inc. ........................        900                  23,283
                                                                -----------
  TOTAL MATERIALS ......................                            255,863
                                                                -----------
TELECOMMUNICATION SERVICES (1.2%)
DIVERSIFIED TELECOMMUNICATION
  SERVICES (1.2%)
Extreme Networks* ......................      4,500                 132,750
Sonus Networks, Inc.* ..................      3,400                  79,424
                                                                -----------
  TOTAL TELECOMMUNICATION SERVICES......                            212,174
                                                                -----------
UTILITIES (2.6%)
ELECTRIC UTILITIES (1.4%)
Aquila, Inc.* ..........................      4,150                 102,298
PPL Corp. ..............................      1,700                  93,500
Reliant Resources, Inc.* ...............      2,100                  51,870
                                                                -----------
                                                                    247,668
                                                                -----------
MULTI -- UTILITIES (1.2%)
Calpine Corp.* .........................      3,400                 128,520
NRG Energy, Inc. * .....................      3,450                  76,176
                                                                -----------
                                                                    204,696
                                                                -----------
  TOTAL UTILITIES ......................                            452,364
                                                                -----------
TOTAL COMMON STOCKS (85.1%)
  (Cost $16,597,001) ...................                         15,043,920
                                                                -----------
                                               PRINCIPAL
                                                AMOUNT
                                             -------------
SHORT-TERM DEBT
  SECURITIES (0.1%):
TIME DEPOSIT
Chase Nassau
  3.45%, 7/2/01
  (Amortized Cost $20,708) .............   $20,708                   20,708
                                                                -----------
TOTAL INVESTMENTS (85.2%)
  (Cost/Amortized Cost $16,617,709)                              15,064,628
OTHER ASSETS LESS
  LIABILITIES (14.8%) ..................                          2,613,861
                                                                -----------
NET ASSETS (100%) ......................                        $17,678,489
                                                                ===========

---------------------
*   Non-income producing.

    Glossary:
    ADR--American Depositary Receipt

EQ ADVISORS TRUST
EQ/AXP STRATEGY AGGRESSIVE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2001 (Unaudited)


--------------------------------------------------------------------------------
Investment security transactions for the period ended June 30, 2001 were as follows:




COST OF PURCHASES:
Stocks and long-term corporate debt securities .........    $13,066,511
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities .........      9,445,187

As of June 30, 2001, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:



Aggregate gross unrealized appreciation .........    $  1,000,769
Aggregate gross unrealized depreciation .........      (2,553,850)
                                                     ------------
Net unrealized depreciation .....................    $ (1,553,081)
                                                     ============
Federal income tax cost of investments ..........    $ 16,617,709
                                                     ============

The Portfolio has a net capital loss carryforward of $79,526 which expires in the year 2008.













































                       See Notes to Financial Statements

EQ ADVISORS TRUST
EQ/BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2001 (Unaudited)




                                          NUMBER                 VALUE
                                         OF SHARES             (NOTE 1)
                                      -------------        --------------
COMMON STOCKS:
CONSUMER DISCRETIONARY (9.4%)
APPAREL RETAIL (0.1%)
The GAP, Inc. .....................     123,900            $    3,593,100
                                                           --------------
AUTOMOBILES (0.1%)
Harley-Davidson, Inc.^ ............      40,400                 1,902,032
                                                           --------------
CASINOS & GAMING (0.1%)
Park Place Entertainment
  Corp.*^ .........................     160,300                 1,939,630
                                                           --------------
DEPARTMENT STORES (0.4%)
Kohl's Corp.*^ ....................     176,300                11,059,299
                                                           --------------
GENERAL MERCHANDISE STORES (0.4%)
BJ's Wholesale Club, Inc.*^ .......      12,500                   665,750
Dollar General Corp.^ .............      62,100                 1,210,950
Target Corp. ......................     123,900                 4,286,940
Wal-Mart Stores, Inc. .............     115,705                 5,646,404
                                                           --------------
                                                               11,810,044
                                                           --------------
HOME IMPROVEMENT RETAIL (0.9%)
Home Depot, Inc. ..................     337,977                15,732,829
Lowe's Cos., Inc.^ ................     115,100                 8,350,505
                                                           --------------
                                                               24,083,334
                                                           --------------
HOTELS (0.2%)
Marriot International, Inc.,
  Class A^ ........................      52,900                 2,504,286
Starwood Hotels & Resorts
  Worldwide, Inc.^ ................      71,900                 2,680,432
                                                           --------------
                                                                5,184,718
                                                           --------------
HOUSEHOLD DURABLES (0.0%)
Sony Corp. (ADR)^ .................      16,900                1,112,020
                                                           --------------
INTERNET RETAIL (0.1%)
eBay, Inc.* .......................      28,500                1,951,965
                                                           --------------
LEISURE FACILITIES (0.1%)
Carnival Corp.^ ...................      86,600                2,658,620
                                                           --------------
MEDIA (6.6%)
Adelphia Communications Corp.,
  Class A*^ .......................     168,800                6,920,874
AOL Time Warner, Inc.* ............     638,030               33,815,590
AT&T Corp. -- Liberty Media
  Corp., Class A* .................   2,180,910               38,144,116
Cablevision Systems Corp. --
  Rainbow Media Group*^ ...........      67,900                1,751,820
Cablevision Systems Corp.,
  Class A*^ .......................     154,900                9,061,650
Charter Communications, Inc.,
  Class A*^ .......................     263,000                6,141,050
Clear Channel Communications,
  Inc.* ...........................      71,190                4,463,613
Comcast Corp., Class A* ...........     172,150                7,471,310
Cox Communications, Inc.,
  Class A*^ .......................      45,800                2,028,940
Fox Entertainment Group, Inc.,
  Class A* ........................      18,400                  513,360
Gannett Co., Inc. .................      31,630                2,084,417
Knight Ridder, Inc.^ ..............      29,900                1,773,070
McGraw-Hill Cos., Inc. ............      36,700                2,427,705
New York Times Co., Class A^ ......      36,300                1,524,600
Omnicom Group, Inc.^ ..............      48,700                4,188,200
Pearson plc .......................      50,200                  854,906
Tribune Co.^ ......................       7,800                  312,078


                                         NUMBER                 VALUE
                                        OF SHARES             (NOTE 1)
                                      -----------          --------------
United Pan-Europe
  Communications N.V.,
  Class A (ADR)*^ .................     319,000            $      803,880
UnitedGlobalCom, Inc.,
  Class A*^ .......................     534,500                 4,623,425
Univision Communications, Inc.,
  Class A*^ .......................      99,500                 4,256,610
USA Networks, Inc.* ...............      86,800                 2,430,400
Viacom, Inc.* .....................      33,000                 1,750,320
Viacom, Inc., Class B*^ ...........     608,470                31,488,323
Walt Disney Co. ...................      24,500                   707,805
                                                           --------------
                                                              169,538,062
                                                           --------------
RESTAURANTS (0.1%)
McDonald's Corp. ..................      56,000                 1,515,360
                                                           --------------
SPECIALTY STORES (0.2%)
Tiffany & Co. .....................     130,600                 4,730,332
Williams-Sonoma, Inc.*^ ...........      27,000                 1,048,140
                                                           --------------
                                                                5,778,472
                                                           --------------
TEXTILES & APPAREL (0.1%)
Jones Apparel Group, Inc.^ ........      20,000                   864,000
V.F. Corp. ........................      25,000                   909,500
                                                           --------------
                                                                1,773,500
                                                           --------------
  TOTAL CONSUMER DISCRETIONARY.....                           243,900,156
                                                           --------------
CONSUMER STAPLES (2.3%)
BEVERAGES (0.5%)
Anheuser-Busch Cos., Inc. .........      62,000                 2,554,400
PepsiCo, Inc. .....................     239,660                10,592,972
                                                           --------------
                                                               13,147,372
                                                           --------------
FOOD PRODUCTS (0.8%)
Campbell Soup Co. .................     156,000                 4,017,000
General Mills, Inc. ...............      73,400                 3,213,452
H.J. Heinz Co. ....................      45,320                 1,853,135
Kellogg Co.^ ......................     265,500                 7,699,500
Kraft Foods, Inc. .................      46,700                 1,447,700
Philip Morris Cos., Inc. ..........      25,700                 1,304,275
                                                           --------------
                                                               19,535,062
                                                           --------------
FOOD RETAIL (0.8%)
Kroger Co.*^ ......................     850,970                21,274,250
                                                           --------------
HOUSEHOLD PRODUCTS (0.1%)
Clorox Co. ........................     112,000                 3,791,200
Kimberly-Clark Corp. ..............       3,800                   212,420
                                                           --------------
                                                                4,003,620
                                                           --------------
PERSONAL PRODUCTS (0.1%)
Avon Products, Inc. ...............      41,000                 1,897,480
                                                           --------------
  TOTAL CONSUMER STAPLES ..........                            59,857,784
                                                           --------------
ENERGY (2.5%)
INTEGRATED OIL & GAS (0.4%)
Exxon Mobil Corp. .................      53,800                 4,699,430
Kinder Morgan Management
  LLC* ............................      17,000                 1,164,500
Royal Dutch Petroleum Co. .........      23,000                 1,340,210
Shell Transport & Trading Co.
  plc (ADR)^ ......................      71,000                 3,574,140
Texaco, Inc. ......................         600                    39,960
                                                           --------------
                                                               10,818,240
                                                           --------------
OIL & GAS DRILLING (0.5%)
Santa Fe International Corp.^ .....      90,000                 2,610,000
Transocean Sedco Forex, Inc.^ .....     245,800                10,139,250
                                                           --------------
                                                               12,749,250
                                                           --------------

EQ ADVISORS TRUST
EQ/BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2001 (Unaudited)




                                         NUMBER                   VALUE
                                        OF SHARES               (NOTE 1)
                                        ---------            ---------------
OIL & GAS EQUIPMENT &
  SERVICES (1.6%)
Apache Corp. ........................   100,000              $    5,075,000
Baker Hughes, Inc.^ .................   385,490                  12,913,915
Halliburton Co.^ ....................   181,200                   6,450,720
Kerr-McGee Corp.^ ...................    41,430                   2,745,566
Noble Drilling Corp.* ...............    88,600                   2,901,650
Schlumberger Ltd. ...................   137,100                   7,218,315
Stolt Offshore S.A. (ADR)* ..........    50,300                     616,175
Weatherford International,
  Inc.*^ ............................    36,500                   1,752,000
                                                             --------------
                                                                 39,673,341
                                                             --------------
OIL & GAS EXPLORATION &
  PRODUCTION (0.1%)
Unocal Corp. ........................    41,900                   1,430,885
                                                             --------------
  TOTAL ENERGY ......................                            64,671,716
                                                             --------------
FINANCIALS (10.8%)
BANKS (2.2%)
Bank of America Corp. ...............   628,176                  37,709,405
Bank One Corp.^ .....................   299,700                  10,729,260
PT Bank Dagang Nasional
  Indonesia Tbk* ....................   136,000                          --
Washington Mutual, Inc.^ ............   204,800                   7,690,240
Wells Fargo & Co. ...................    46,400                   2,154,352
                                                             --------------
                                                                 58,283,257
                                                             --------------
DIVERSIFIED FINANCIALS (5.8%)
American Express Co. ................   138,400                   5,369,920
Citigroup, Inc. .....................   985,991                  52,099,764
Goldman Sachs Group, Inc.^ ..........    43,100                   3,697,980
Household International, Inc.^ ......   191,550                  12,776,385
JP Morgan Chase & Co.^ ..............   461,310                  20,574,426
Legg Mason, Inc.^ ...................    20,000                     995,200
MBNA Corp. ..........................   675,620                  22,261,679
Merrill Lynch & Co., Inc.^ ..........   103,800                   6,150,150
Morgan Stanley Dean Witter &
  Co.^ ..............................    82,100                   5,273,283
Peregrine Investment
  Holdings*^ ........................   524,000                          --
Providian Financial Corp.^ ..........   150,000                   8,880,000
USA Education, Inc.^ ................   148,000                  10,804,000
                                                             --------------
                                                                148,882,787
                                                             --------------
INSURANCE (2.8%)
AFLAC, Inc. .........................   228,060                   7,181,610
Allstate Corp. ......................    28,680                   1,261,633
American International Group,
  Inc.^ .............................   514,340                  44,233,240
Berkshire Hathaway, Inc.,
  Class A* ..........................        87                   6,037,800
Cincinnati Financial Corp. ..........    97,500                   3,851,250
Hartford Financial Services
  Group, Inc. .......................    71,700                   4,904,280
Jefferson-Pilot Corp. ...............    39,700                   1,918,304
PMI Group, Inc. (The) ...............    16,000                   1,162,560
St. Paul Cos., Inc.^ ................    19,400                     983,386
                                                             --------------
                                                                 71,534,063
                                                             --------------
  TOTAL FINANCIALS ..................                           278,700,107
                                                             --------------
HEALTH CARE (5.3%)
BIOTECHNOLOGY (0.6%)
Amgen, Inc.* ........................   137,850                   8,364,738
Genentech, Inc.*^ ...................   112,700                   6,209,770
                                                             --------------
                                                                 14,574,508
                                                             --------------



                                         NUMBER                   VALUE
                                        OF SHARES                (NOTE 1)
                                        ---------            --------------
HEALTH CARE EQUIPMENT &
  SERVICES (1.1%)
Applied Biosystems Group --
  Applera Corp. .....................    97,900              $    2,618,825
Baxter International, Inc. ..........    50,700                   2,484,300
Becton, Dickinson & Co.^ ............    40,300                   1,442,337
Guidant Corp.* ......................    78,363                   2,821,068
Health Management Associates,
  Inc., Class A*^ ...................   230,000                   4,839,200
Medtronic, Inc. .....................   280,490                  12,905,345
                                                             --------------
                                                                 27,111,075
                                                             --------------
PHARMACEUTICALS (3.6%)
Abbott Laboratories .................   113,900                   5,468,339
American Home Products Corp..........   168,620                   9,854,153
AstraZeneca Group plc (ADR)^.........   185,000                   8,648,750
Forest Laboratories, Inc.*^ .........    68,600                   4,870,600
Johnson & Johnson ...................    76,300                   3,815,000
Pfizer, Inc. ........................   897,730                  35,954,086
Pharmacia Corp. .....................   461,259                  21,194,851
Schering-Plough Corp. ...............   111,600                   4,044,384
                                                             --------------
                                                                 93,850,163
                                                             --------------
  TOTAL HEALTH CARE .................                           135,535,746
                                                             --------------
INDUSTRIALS (6.4%)
AEROSPACE & DEFENSE (0.3%)
Northrop Grumman Corp. ..............    25,600                   2,050,560
Raytheon Co.^ .......................    27,600                     732,780
United Technologies Corp. ...........    61,500                   4,505,490
                                                             --------------
                                                                  7,288,830
                                                             --------------
AIRLINES (0.7%)
Continental Airlines, Inc.,
  Class B* ..........................   364,300                  17,941,775
                                                             --------------
BUILDING PRODUCTS (0.1%)
Masco Corp. .........................    52,000                   1,297,920
                                                             --------------
COMMERCIAL SERVICES & SUPPLIES (1.6%)
Amdocs Ltd.*^ .......................    16,800                     904,680
Arbitron, Inc.* .....................    85,000                   2,048,500
Cendant Corp.*^ .....................   598,000                  11,661,000
CheckFree Corp.*^ ...................    79,000                   2,770,530
Ecolab, Inc. ........................    24,500                   1,003,765
IMS Health, Inc.^ ...................   703,595                  20,052,458
Robert Half International, Inc.*.....    37,500                     933,375
TMP Worldwide, Inc.*^ ...............    30,400                   1,824,000
                                                             --------------
                                                                 41,198,308
                                                             --------------
CONSTRUCTION & ENGINEERING (0.1%)
Fluor Corp. (New) ...................    80,200                   3,621,030
                                                             --------------
ELECTRICAL EQUIPMENT (0.1%)
Emerson Electric Co. ................    57,000                   3,448,500
                                                             --------------
INDUSTRIAL CONGLOMERATES (3.1%)
General Electric Co. ................   950,350                  46,329,562
Minnesota Mining &
  Manufacturing Co.^ ................    25,500                   2,909,550
Tyco International Ltd.^ ............   556,862                  30,348,979
                                                             --------------
                                                                 79,588,091
                                                             --------------
MACHINERY (0.3%)
Dover Corp. .........................    43,000                   1,618,950
Grainger (W.W.), Inc. ...............    22,680                     933,509
Illinois Tool Works, Inc.^ ..........    97,000                   6,140,100
                                                             --------------
                                                                  8,692,559
                                                             --------------

EQ ADVISORS TRUST
EQ/BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2001 (Unaudited)




                                                                             NUMBER                 VALUE
                                                                            OF SHARES             (NOTE 1)
                                                                           ----------           --------------
RAILROADS (0.1%)
Canadian National Railway Co.^..........................................    31,300              $    1,267,650
Union Pacific Corp. ....................................................    30,500                   1,674,755
                                                                                                --------------
                                                                                                      2,942,405
                                                                                                --------------
  TOTAL INDUSTRIALS ....................................................                            166,019,418
                                                                                                --------------
INFORMATION TECHNOLOGY (8.7%)
APPLICATION SOFTWARE (0.1%)
Cadence Design Systems, Inc.* ..........................................    41,300                     769,419
Macromedia, Inc.*^ .....................................................    37,500                     675,000
PeopleSoft, Inc.* ......................................................    23,900                   1,176,597
Siebel Systems, Inc.*^ .................................................    16,200                     759,780
                                                                                                --------------
                                                                                                     3,380,796
                                                                                                --------------
COMPUTER HARDWARE (1.4%)
Compaq Computer Corp. ..................................................    42,000                     650,580
Dell Computer Corp.* ...................................................   223,400                   5,841,910
Flextronics Int'l Ltd ..................................................    92,800                   2,654,080
International Business Machines
  Corp. ................................................................   192,900                  21,797,700
Sun Microsystems, Inc.* ................................................   244,550                   3,844,326
                                                                                                --------------
                                                                                                    34,788,596
                                                                                                --------------
COMPUTER STORAGE &
  PERIPHERALS (0.1%)
EMC Corp.* .............................................................    99,650                   2,894,832
                                                                                                --------------
ELECTRONIC EQUIPMENT &
  INSTRUMENTS (1.7%)
Agilent Technologies, Inc.*^ ...........................................   107,776                   3,502,720
Fluor Corp. (New) ......................................................   673,520                  17,585,607
Intersil Corp., Class A* ...............................................    27,700                   1,008,280
Koninklijke Philips Electronics
  N.V.^ ................................................................    46,936                   1,240,519
MIPS Technologies, Inc.,
  Class A*^ ............................................................     2,500                      43,250
MIPS Technologies, Inc.,
  Class B* .............................................................    12,400                     159,960
Sanmina Corp.*^ ........................................................    88,300                   2,067,103
SCI Systems, Inc.*^ ....................................................   333,400                   8,501,700
Solectron Corp.*^ ......................................................   536,400                   9,816,120
                                                                                                --------------
                                                                                                    43,925,259
                                                                                                --------------
INTERNET SOFTWARE & SERVICES (0.2%)
DoubleClick, Inc.* .....................................................   115,300                   1,609,588
VeriSign, Inc.*^ .......................................................    55,000                   3,300,550
Yahoo!, Inc.*^ .........................................................    36,500                     729,635
                                                                                                --------------
                                                                                                     5,639,773
                                                                                                --------------
NETWORKING EQUIPMENT (0.4%)
Cisco Systems, Inc.* ...................................................   515,240                   9,377,368
                                                                                                --------------
SEMICONDUCTOR EQUIPMENT (1.0%)
Applied Materials, Inc.* ...............................................   187,100                   9,186,610
Applied Micro Circuits Corp.*^..........................................    41,000                     705,200
ASML Holdings N.V. (New York
  Shares) ..............................................................    95,900                   2,133,775
Credence Systems Corp.*^ ...............................................    27,000                     654,480
KLA-Tencor Corp.*^ .....................................................   102,500                   5,993,175
Novellus Systems, Inc.*^ ...............................................    50,600                   2,873,574
Teradyne, Inc.* ........................................................   101,800                   3,369,580
                                                                                                --------------
                                                                                                    24,916,394
                                                                                                --------------
SEMICONDUCTORS (1.1%)
Advanced Micro Devices, Inc.*^..........................................    34,000                     981,920
Altera Corp.* ..........................................................    83,700                   2,427,300
Bookham Technology plc*^ ...............................................    13,000                      37,700



                                                                             NUMBER                   VALUE
                                                                            OF SHARES                (NOTE 1)
                                                                           ----------           ---------------
Broadcom Corp., Ltd.,
  Class A*^ ............................................................    35,000              $    1,496,600
Intel Corp. ............................................................   230,880                   6,753,240
Linear Technology Corp.^ ...............................................    23,000                   1,017,060
PMC-Sierra, Inc.*^ .....................................................    54,600                   1,696,422
STMicroelectronics N.V. (New
  York Shares)^ ........................................................    80,075                   2,722,550
Texas Instruments, Inc. ................................................   358,900                  11,305,350
Xilinx, Inc.*^ .........................................................    21,900                     903,156
                                                                                                --------------
                                                                                                    29,341,298
                                                                                                --------------
SYSTEMS SOFTWARE (2.2%)
Brocade Communications
  System*^ .............................................................    45,700                   2,010,343
Computer Associates
  International, Inc. ..................................................    59,000                   2,124,000
Microsoft Corp.*^ ......................................................   637,900                  46,566,700
Oracle Corp.* ..........................................................   187,200                   3,556,800
VERITAS Software Corp.*^ ...............................................    34,900                   2,321,897
                                                                                                --------------
                                                                                                    56,579,740
                                                                                                --------------
TELECOMMUNICATIONS EQUIPMENT (0.5%)
Corning, Inc. ..........................................................    68,000                   1,136,280
Global TeleSystems Group,
  Inc.*^ ...............................................................   548,600                      54,860
JDS Uniphase Corp.*^ ...................................................    38,000                     475,000
Newport Corp.^ .........................................................     5,800                     153,700
Nokia OYJ ..............................................................    15,000                     339,932
Nokia OYJ (ADR) ........................................................   511,000                  11,262,440
                                                                                                --------------
                                                                                                    13,422,212
                                                                                                --------------
  TOTAL INFORMATION TECHNOLOGY..........................................                           224,266,268
                                                                                                --------------
MATERIALS (0.2%)
CHEMICALS (0.1%)
Air Products & Chemicals, Inc. .........................................    21,000                     960,750
Dow Chemical Company ...................................................    38,100                   1,266,825
                                                                                                --------------
                                                                                                     2,227,575
                                                                                                --------------
METALS & MINING (0.1%)
Alcoa, Inc. ............................................................    79,120                   3,117,328
                                                                                                --------------
  TOTAL MATERIALS ......................................................                             5,344,903
                                                                                                --------------
TELECOMMUNICATION SERVICES (3.7%)
DIVERSIFIED TELECOMMUNICATION
  SERVICES (1.1%)
Adelphia Business Solutions,
  Inc.*^ ...............................................................   140,000                     574,000
AT&T Corp. .............................................................   104,000                   2,288,000
Comverse Technology, Inc.*^ ............................................    25,000                   1,427,500
Hughes Electronics Corp.* ..............................................   367,680                   7,445,520
Level 3 Communications, Inc.*^..........................................   145,000                     796,050
NTL, Inc.*^ ............................................................   825,650                   9,949,083
Qwest Communications
  International, Inc. ..................................................   124,514                   3,968,261
SBC Communications, Inc. ...............................................    26,000                   1,041,560
Sprint Corp. (FON Group) ...............................................    12,800                     273,408
Tycom Ltd.*^ ...........................................................    55,700                     958,040
United Pan-Europe
  Communications N.V.* .................................................    61,300                     155,681
Williams Communications
  Group*^ ..............................................................    81,139                     239,360
WorldCom, Inc. -- MCI Group*............................................     1,464                      23,570
WorldCom, Inc. -- WorldCom
  Group* ...............................................................    36,600                     519,720
                                                                                                --------------
                                                                                                    29,659,753
                                                                                                --------------

EQ ADVISORS TRUST
EQ/BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2001 (Unaudited)


                                         NUMBER                   VALUE
                                        OF SHARES                (NOTE 1)
                                      -------------          ---------------
WIRELESS TELECOMMUNICATION
  SERVICES (2.5%)
AT&T Wireless Group*^ ..............    1,110,810            $   18,161,743
Millicom International Cellular
  S.A.*^ ...........................      383,800                 9,633,380
Nextel Communications, Inc.,
  Class A*^ ........................      498,000                 8,715,000
Sprint Corp. (PCS Group)*^ .........      213,300                 5,151,195
Telefonaktiebolaget LM Ericsson
  AB (ADR)^ ........................       58,500                   317,070
US Cellular Corp.*^ ................       80,000                 4,612,000
Vodafone Group plc^ ................    3,500,000                 7,763,254
Vodafone Group plc (ADR) ...........      382,700                 8,553,345
Western Wireless Corp.,
  Class A* .........................       67,400                 2,898,200
                                                             --------------
                                                                 65,805,187
                                                             --------------
  TOTAL TELECOMMUNICATION
     SERVICES ......................                             95,464,940
                                                             --------------
UTILITIES (0.6%)
ELECTRIC UTILITIES (0.4%)
AES Corp.*^ ........................       88,500                 3,809,925
CINergy Corp. ......................       57,000                 1,992,150
Edison International^ ..............      212,600                 2,370,490
Northeast Utilities ................       61,200                 1,269,900
Reliant Resources, Inc.* ...........       23,900                   590,330
                                                             --------------
                                                                 10,032,795
                                                             --------------
MULTI -- UTILITIES (0.2%)
NRG Energy, Inc. *^ ................       39,200                   865,536
Williams Cos., Inc.^ ...............      137,000                 4,514,150
                                                             --------------
                                                                  5,379,686
                                                             --------------
  TOTAL UTILITIES ..................                             15,412,481
                                                             --------------
TOTAL COMMON STOCKS (49.9%)
  (Cost $1,340,936,288).............                          1,289,173,519
                                                             --------------
                                       PRINCIPAL
                                         AMOUNT
                                      -----------
CONVERTIBLE BONDS:
CONSUMER DISCRETIONARY (0.0%)
INTERNET RETAIL (0.0%)
Amazon.com, Inc.*
  4.75%, 2/1/09 ....................   $1,680,000                   793,800
                                                             --------------
TELECOMMUNICATION SERVICES (0.0%)
DIVERSIFIED TELECOMMUNICATION
  SERVICES (0.0%)
NTL, Inc.
  7.00%, 12/15/08 ..................      200,000                    99,000
                                                             --------------
TOTAL CONVERTIBLE BONDS (0.0%)
  (Cost $1,547,003).................                                892,800
                                                             --------------
LONG-TERM DEBT SECURITIES
CONSUMER DISCRETIONARY (2.0%)
AUTOMOBILES (0.5%)
DaimlerChrysler NA Holdings-
  6.40%, 5/15/06 ...................   12,200,000                12,103,010
                                                             --------------



                                       PRINCIPAL           VALUE
                                         AMOUNT           (NOTE 1)
                                      ----------      ---------------
GENERAL MERCHANDISE STORES (0.1%)
Wal-Mart Stores, Inc.
  6.875%, 8/10/09 .................   $3,570,000      $    3,704,064
                                                      --------------
MEDIA (1.4%)
AT&T Corp. -- Liberty Media
  Group
  8.25%, 2/1/30 ...................    1,545,000           1,328,473
Time Warner Entertainment
  Co. LP
  8.375%, 3/15/23 .................    9,180,000           9,965,872
  8.375%, 7/15/33 .................    2,650,000           2,880,720
Walt Disney Co., Series MTN
  4.875%, 7/2/04 ..................   21,225,000          20,853,477
                                                      --------------
                                                          35,028,542
                                                      --------------
  TOTAL CONSUMER DISCRETIONARY.....                       50,835,616
                                                      --------------
CONSUMER STAPLES (0.5%)
FOOD RETAIL (0.5%)
Delhaize America, Inc.+
  8.125%, 4/15/11 .................   12,700,000          13,247,205
                                                      --------------
ENERGY (0.6%)
INTEGRATED OIL & GAS (0.3%)
Amerada Hess Corp.^
  7.875%, 10/1/29 .................    4,800,000           5,073,110
Conoco, Inc.
  6.95%, 4/15/29 ..................    4,095,000           3,937,097
                                                      --------------
                                                           9,010,207
                                                      --------------
OIL & GAS EQUIPMENT &
  SERVICES (0.3%)
Williams Cos., Inc.+
  7.50%, 1/15/31 ..................    7,355,000           6,894,026
                                                      --------------
  TOTAL ENERGY ....................                       15,904,233
                                                      --------------
FINANCIALS (37.7%)
ASSET BACKED (3.0%)
Citibank Credit Card Issuance
  Trust, Series 00-A3^
  6.875%, 11/15/07 ................   33,250,000          34,430,106
Citibank Credit Card Master
  Trust I, Series 97-6 A
  (Zero Coupon), 8/15/06 (a) ......    2,185,000           1,847,608
Discover Card Master Trust I,
  Series 00-9 A^
  6.35%, 7/15/08 ..................   16,345,000          16,696,149
Discover Card Master Trust I,
  Series 99-6 A
  6.85%, 7/17/07 ..................   15,775,000          16,413,299
Great Western Financial Trust II
  Series A
  8.206%, 2/1/27 ..................    8,320,000           8,189,052
                                                      --------------
                                                          77,576,214
                                                      --------------
BANKS (1.8%)
Banc One Corp.
  7.625%, 10/15/26 ................    3,560,000           3,672,382
  7.875%, 8/1/10 ..................    9,370,000          10,027,915
Barclays Bank plc+
  8.55%, 6/15/11 ..................   10,490,000          11,320,881

EQ ADVISORS TRUST
EQ/BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2001 (Unaudited)




                                                                                PRINCIPAL                VALUE
                                                                                  AMOUNT                (NOTE 1)
                                                                             ------------            -------------------
CS First Boston Mortgage
  Securities Corp., Series 99-C1,
  Class A2,
  7.29%, 9/15/09 .........................................................   $    90,000             $       93,835
Sanwa Bank Ltd.^
  7.40%, 6/15/11 .........................................................     4,465,000                  4,306,046
Standard Chartered Bank+
  8.00%, 5/30/31 .........................................................     4,300,000                  4,367,854
Washington Mutual Finance
  Corp.^
  6.875%, 5/15/11 ........................................................    12,795,000                 12,747,428
                                                                                                     --------------
                                                                                                         46,536,341
                                                                                                     --------------
COLLATERALIZED MORTGAGE OBLIGATIONS (0.7%)
Bear Stearns Commercial
  Mortgage Securties Series
  01-TOP2 A2^, 6.48%, 2/15/35 ............................................    12,450,000                 12,258,647
GS Mortgage Securities Corp. II,
  Series 01-ROCK A2
  6.624%, 5/3/11 .........................................................     6,705,000                  6,672,523
                                                                                                     --------------
                                                                                                         18,931,170
                                                                                                     --------------
DIVERSIFIED FINANCIALS (4.8%)
Associates Corp. N.A.^
  5.75%, 11/1/03 .........................................................    14,010,000                 14,125,078
Chase Manhattan Corp.
  6.375%, 4/1/08 .........................................................     5,190,000                  5,127,066
Citicorp Series C7.00%, 7/1/07 ...........................................     2,150,000                  2,217,940
Citigroup, Inc.
  7.25%, 10/1/10 .........................................................     5,050,000                  5,253,101
Ford Motor Credit Co.
  5.75%, 2/23/04 .........................................................    12,000,000                 12,003,456
Goldman Sachs Group, Inc.
  6.875%, 1/15/11 ........................................................    15,500,000                 15,413,107
Household Finance Corp.^
  6.50%, 11/15/08 ........................................................     8,085,000                  7,925,192
JP Morgan Chase & Co.
  6.75%, 2/1/11 ..........................................................     3,815,000                  3,820,322
Lehman Brothers Holdings^
  7.875%, 8/15/10 ........................................................    15,125,000                 15,936,123
Lehman Manufactured Housing
  Trust Series 98-1, Class I, IO,
  0.82% 7/15/28 ..........................................................       250,000                      6,250
Merrill Lynch & Co., Series
  MNTB
  5.35%, 6/15/04 .........................................................    31,400,000                 31,305,078
Morgan Stanley Dean Witter &
  Co.
  6.10%, 4/15/06 .........................................................    12,075,000                 12,064,640
                                                                                                     --------------
                                                                                                        125,197,353
                                                                                                     --------------
FOREIGN GOVERNMENT (1.0%)
International Bank
  Reconstruction &
  Development^
  5.00%, 3/28/06 .........................................................     7,710,000                  7,523,217
Quebec Province,^
  Series NY, 7.50%, 9/15/29 ..............................................     7,420,000                  7,856,222
State of Qatar+
  9.75%, 6/15/30 .........................................................     2,420,000                  2,758,800
United Mexican States^
  8.375%, 1/14/11 ........................................................     8,090,000                  8,142,585
                                                                                                     --------------
                                                                                                         26,280,824
                                                                                                     --------------


                                                                               PRINCIPAL                   VALUE
                                                                                AMOUNT                   (NOTE 1)
                                                                             -----------             ---------------
U.S. GOVERNMENT (4.5%)
U.S. Treasury Bonds^
  8.75%, 11/15/08 ........................................................   $17,205,000             $   18,785,038
 12.00%, 8/15/13 .........................................................     2,045,000                  2,831,206
 8.13%, 8/15/19 ..........................................................    60,515,000                 75,350,252
 5.38%, 2/15/31 ..........................................................     6,340,000                  6,010,124
U.S. Treasury Notes^
 5.75%, 11/15/05 .........................................................        10,000                     10,298
 4.63%, 5/15/06 ..........................................................    14,340,000                 14,142,825
 6.50%, 2/15/10 ..........................................................        25,000                     26,858
                                                                                                     --------------
                                                                                                        117,156,601
                                                                                                     --------------
U.S. GOVERNMENT AGENCIES (21.8%)
Federal Home Loan Mortgage Corp.^
 5.25%, 2/15/04 ..........................................................    46,015,000                 46,381,740
Federal National Mortgage
 Association^
 6.75%, 8/15/02 ..........................................................     6,020,000                  6,192,377
 6.00%, 12/15/05 .........................................................    28,470,000                 29,042,589
 6.625%, 10/15/07 ........................................................    35,955,000                 37,556,076
 7.00%, 4/1/12 ...........................................................     3,344,436                  3,407,111
 7.00%, 9/1/14 ...........................................................    15,017,921                 15,299,357
 7.00%, 1/1/15 ...........................................................     9,079,557                  9,232,729
 7.00%, 2/1/15 ...........................................................    31,798,798                 32,394,707
 7.00%, 7/1/15 ...........................................................     2,199,926                  2,237,039
 7.00%, 2/1/16 ...........................................................     4,200,000                  4,270,854
 6.00%, 3/1/16 ...........................................................       680,765                    670,554
 6.50%, 3/1/16 ...........................................................    67,068,106                 67,286,077
 6.00%, 4/1/16 ...........................................................       401,095                    395,078
 6.50%, 6/1/16 ...........................................................     2,500,000                  2,506,250
 9.00%, 8/1/26 ...........................................................        79,746                     83,512
 6.00%, 1/1/29 ...........................................................    16,954,674                 16,332,098
 6.00%, 3/1/29 ...........................................................    22,551,816                 21,709,805
 6.50%, 3/1/29 ...........................................................     1,865,810                  1,838,401
 6.00%, 4/1/29 ...........................................................        74,752                     71,831
 6.50%, 6/1/29 ...........................................................       151,318                    148,993
 6.00%, 7/1/29 ...........................................................     2,469,137                  2,372,660
 6.50%, 9/1/29 ...........................................................        49,772                     49,007
 7.50%, 10/1/29 ..........................................................       942,468                    962,358
 7.50%, 12/1/29 ..........................................................       108,522                    110,812
 7.50%, 1/1/30 ...........................................................       295,947                    302,193
 7.50%, 4/1/30 ...........................................................        40,376                     41,228
 7.50%, 5/1/30 ...........................................................       485,428                    495,673
 6.50%, 7/1/30 ...........................................................    29,817,747                 29,359,597
 7.50%, 7/1/30 ...........................................................       107,877                    110,154
 7.50%, 9/1/30 ...........................................................        77,749                     79,328
 7.50%, 11/1/30 ..........................................................        41,414                     42,288
 7.50%, 1/1/31 ...........................................................        26,506                     27,065
 6.00%, 3/1/31 ...........................................................       703,200                    674,848
 7.50%, 3/1/31 ...........................................................       783,298                    799,207
 6.00%, 4/1/31 ...........................................................       560,322                    537,730
 7.50%, 4/1/31 ...........................................................     1,729,253                  1,765,747
 6.00%, 5/1/31 ...........................................................     1,042,019                  1,001,121
 7.50%, 5/1/31 ...........................................................   114,048,533                116,364,859
 6.50%, 7/15/49, TBA^ ....................................................    62,385,000                 61,390,583
Government National Mortgage
 Association
 8.50%, 10/15/17 .........................................................        25,781                     27,453
 8.50%, 11/15/17 .........................................................        28,612                     30,467
 8.00%, 7/15/26 ..........................................................        16,319                     16,919
 6.50%, 4/15/29 ..........................................................     2,098,814                  2,075,853
 6.50%, 5/15/29 ..........................................................    42,054,411                 41,646,567

EQ ADVISORS TRUST
EQ/BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2001 (Unaudited)




                                          PRINCIPAL                VALUE
                                            AMOUNT                (NOTE 1)
                                       -------------           -----------------
 6.00%, 2/15/31 ....................   $ 4,410,211              $    4,268,246
 8.50%, 11/15/17, TBA ..............        66,745                      71,083
                                                                --------------
                                                                   561,680,224
                                                                --------------
  TOTAL FINANCIALS .................                               973,358,727
                                                                --------------
INDUSTRIALS (0.9%)
INDUSTRIAL CONGLOMERATES (0.6%)
Tyco International Group S.A.
  6.375%, 2/15/06 ..................    15,800,000                  15,942,879
                                                                --------------
RAILROADS (0.3%)
Union Pacific Corp.
  6.625%, 2/1/29 ...................     9,320,000                   8,368,568
                                                                --------------
  TOTAL INDUSTRIALS ................                                24,311,447
                                                                --------------
TELECOMMUNICATION SERVICES (1.7%)
DIVERSIFIED TELECOMMUNICATION
  SERVICES (1.4%)
British Telecom plc^
  8.625%, 12/15/30 .................     8,800,000                   9,596,902
Qwest Capital Funding
  7.90%, 8/15/10 ...................     3,905,000                   4,034,259
Qwest Capital Funding+
  7.90%, 8/15/10 ...................     8,215,000                   8,486,925
Sprint Capital Corp.
  7.625%, 1/30/11 ..................     4,550,000                   4,514,596
Telefonica Europe B.V.^
  7.75%, 9/15/10 ...................     1,135,000                   1,176,348
Worldcom, Inc.
  8.25%, 5/15/31 ...................     7,840,000                   7,689,950
                                                                --------------
                                                                    35,498,980
                                                                --------------
WIRELESS TELECOMMUNICATION
  SERVICES (0.3%)
AT&T Wireless Group+
  8.75%, 3/1/31 ....................     8,895,000                   9,241,238
                                                                --------------
  TOTAL TELECOMMUNICATION
     SERVICES ......................                                44,740,218
                                                                --------------
UTILITIES (1.6%)
ELECTRIC UTILITIES (1.0%)
Cilcorp, Inc.
  9.375%, 10/15/29 .................     6,445,000                   7,101,288
PSE&G Energy Holdings+
  8.50%, 6/15/11 ...................    12,000,000                  11,978,760
TXU Corp.
  6.375%, 6/15/06 Series J .........     3,570,000                   3,527,274
  6.375%, 1/1/08 Series C ..........     2,840,000                   2,721,822
                                                                --------------
                                                                    25,329,144
                                                                --------------
GAS UTILITIES (0.5%)
Keyspan Corp.^
  7.25%, 11/15/05 ..................     6,275,000                   6,557,752
 6.15%, 6/1/06 .....................     5,075,000                   5,096,584
                                                                --------------
                                                                    11,654,336
                                                                --------------
MULTI -- UTILITIES (0.1%)
Progress Energy, Inc.
  7.75%, 3/1/31 ....................     2,935,000                   3,029,413
                                                                --------------
  TOTAL UTILITIES ..................                                40,012,893
                                                                --------------
TOTAL LONG-TERM DEBT SECURITIES (45.0%)
 (Cost $1,152,897,544)..............                             1,162,410,339
                                                                --------------




                                         PRINCIPAL                 VALUE
                                           AMOUNT                 (NOTE 1)
                                       ------------             ---------------
SHORT-TERM DEBT SECURITIES:
TIME DEPOSIT (0.6%)
Chase Nassau 3.45%, 7/2/01 .........   $16,015,434              $   16,015,434
                                                                --------------
U.S. GOVERNMENT AGENCIES (5.7%)
Federal National Mortgage
  Association
  (Discount Note), 7/2/01 ..........   129,500,000                 129,485,826
Federal Home Loan Mortgage
  (Discount Note), 7/2/01 ..........    18,400,000                  18,397,986
                                                                --------------
  TOTAL U.S. GOVERNMENT
     AGENCIES ......................                               147,883,812
                                                                --------------
TOTAL SHORT-TERM DEBT SECURITIES (6.3%)
  (Amortized Cost $163,899,246)                                    163,899,246
                                                                --------------
TOTAL INVESTMENTS (101.2%)
  (Cost/Amortized Cost $2,659,280,082)                           2,616,375,904
OTHER ASSETS
  AND LIABILITIES (-1.2%)                                          (31,980,092)
                                                                --------------
NET ASSETS (100%) ..................                            $2,584,395,812
                                                                ==============

--------------------------------------------------------------------------------
DISTRIBUTION OF INVESTMENTS BY GLOBAL REGION

As a Percentage of Total Investments



Canada ..................     0.4%
France ..................     0.1
Netherlands .............     0.2
Scandinavia .............     0.4
Southeast Asia ..........     0.5
Mexico ..................     0.3
United Kingdom ..........     2.1
United States** .........    96.0
                            -----
                            100.0%
                            =====

---------------------
*       Non-income producing

^       All, or a portion of security out on loan (Note 1)

**      Includes Short-term Debt Securities of 6.3%

TBA--Security is subject to delayed delivery

+ Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2001, these securities amounted to $68,295,689 or 2.64% of net assets.

(a) Coupon will increase periodically based upon predetermined schedule. Stated interest rate in effect at June 30, 2001.

        Glossary:
        ADR--American Depositary Receipt

EQ ADVISORS TRUST
EQ/BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2001 (Unaudited)


--------------------------------------------------------------------------------
Investment security transactions for the period ended June 30, 2001 were as follows:




COST OF PURCHASES:
Stocks and long-term corporate debt securities .........    $1,780,559,055
U.S. Government securities .............................       399,900,369
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities .........       995,338,334
U.S. Government securities .............................       565,045,930

As of June 30, 2001, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:



Aggregate gross unrealized appreciation .........    $  127,987,939
Aggregate gross unrealized depreciation .........      (170,892,117)
                                                     --------------
Net unrealized depreciation .....................    $  (42,904,178)
                                                     ==============
Federal income tax cost of investments ..........    $2,659,280,082
                                                     ==============

At June 30, 2001, the Portfolio had loaned securities with a total value of $734,322,257 which was secured by collateral of $751,877,161 of which $80,883,358 was in the form of U.S Government securities.


For the period from January 1, 2001 to June 30, 2001, the Portfolio incurred approximately $1,348 as brokerage commissions with Bernstein (Sanford C.) & Co., Inc. an affiliated broker/dealer.

































                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/BERNSTEIN DIVERSIFIED VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2001 (Unaudited)




                                         NUMBER                VALUE
                                        OF SHARES             (NOTE 1)
                                      -----------           -------------
COMMON STOCKS:
CONSUMER DISCRETIONARY (10.5%)
APPAREL RETAIL (0.4%)
Limited, Inc. .....................    53,200              $    878,864
TJX Cos., Inc. ....................    35,500                 1,131,385
                                                            ------------
                                                               2,010,249
                                                            ------------
AUTO COMPONENTS (2.0%)
AutoZone, Inc.*^ ..................    35,200                 1,320,000
Dana Corp.^ .......................    69,000                 1,610,460
Delphi Automotive Systems
  Corp. ...........................    81,600                 1,299,888
Goodyear Tire & Rubber Co.^ .......    99,000                 2,772,000
Snap-On, Inc. .....................    27,400                   661,984
TRW, Inc. .........................    41,300                 1,693,300
Visteon Corp. .....................    60,500                 1,111,990
                                                            ------------
                                                              10,469,622
                                                            ------------
AUTOMOBILES (0.3%)
Ford Motor Co. ....................    74,584                 1,831,037
                                                            ------------
DEPARTMENT STORES (1.5%)
Federated Department Stores,
  Inc.* ...........................    24,600                 1,045,500
May Department Stores Co. .........   102,350                  3,506,511
Sears, Roebuck & Co. ..............    87,400                  3,697,894
                                                            ------------
                                                               8,249,905
                                                            ------------
GENERAL MERCHANDISE STORES (0.1%)
Big Lots, Inc.* ...................    53,100                    726,408
                                                            ------------
HOME IMPROVEMENT RETAIL (0.4%)
Sherwin-Williams Co.^ .............    86,550                  1,921,410
                                                            ------------
HOTELS (1.0%)
Hilton Hotels Corp. ...............   265,100                  3,075,160
Starwood Hotels & Resorts
  Worldwide, Inc.^ ................    64,500                  2,404,560
                                                            ------------
                                                               5,479,720
                                                            ------------
HOUSEHOLD DURABLES (2.0%)
Black & Decker Corp.^ .............    76,000                  2,998,960
Fortune Brands, Inc. ..............   109,300                  4,192,748
Leggett & Platt, Inc.^ ............    53,700                  1,183,011
Newell Rubbermaid, Inc. ...........    42,300                  1,061,730
Whirlpool Corp.^ ..................    19,400                  1,212,500
                                                            ------------
                                                              10,648,949
                                                            ------------
MEDIA (1.7%)
AT&T Corp. -- Liberty Media
  Corp., Class A* .................    52,700                    921,723
Comcast Corp., Class A*^ ..........     4,800                    208,320
Knight Ridder, Inc.^ ..............    57,300                  3,397,890
Viacom, Inc., Class B* ............    20,000                  1,035,000
Walt Disney Co. ...................   131,000                  3,784,590
                                                            ------------
                                                               9,347,523
                                                            ------------
RESTAURANTS (0.1%)
McDonald's Corp. ..................    17,200                    465,432
                                                            ------------
SPECIALTY STORES (0.5%)
Toys-R-Us, Inc.* ..................   104,500                  2,586,375
                                                            ------------
TEXTILES & APPAREL (0.5%)
V.F. Corp. ........................    69,900                  2,542,962
                                                            ------------
  TOTAL CONSUMER DISCRETIONARY.....                           56,279,592
                                                            ------------



                                        NUMBER                VALUE
                                       OF SHARES             (NOTE 1)
                                      ----------           -------------
CONSUMER STAPLES (9.5%)
BEVERAGES (1.3%)
Brown-Forman Corp., Class B .......    41,100               $  2,627,934
Coca Cola Enterprises, Inc.^ ......   153,400                  2,508,090
PepsiCo, Inc. .....................    42,200                  1,865,240
                                                            ------------
                                                               7,001,264
                                                            ------------
FOOD DISTRIBUTORS (0.5%)
SUPERVALU, Inc. ...................   161,200                  2,829,060
                                                            ------------
FOOD PRODUCTS (6.2%)
Archer-Daniels-Midland Co. ........   251,900                  3,274,700
ConAgra Foods, Inc.^ ..............   170,600                  3,379,586
H.J. Heinz Co. ....................    88,000                  3,598,320
IBP, Inc. .........................   128,700                  3,249,675
Kellogg Co. .......................    29,600                    858,400
McCormick & Co., Inc.
  (Non Voting) ....................    49,300                  2,071,586
Philip Morris Cos., Inc.^ .........   206,500                 10,479,875
Sara Lee Corp. ....................    57,400                  1,087,156
Tyson Foods, Inc.^ ................   207,000                  1,906,470
UST, Inc. .........................   111,100                  3,206,346
                                                            ------------
                                                              33,112,114
                                                            ------------
FOOD RETAIL (0.1%)
Kroger Co.*^ ......................    20,000                    500,000
                                                            ------------
HOUSEHOLD PRODUCTS (0.8%)
Procter & Gamble Co. ..............    68,200                  4,351,160
                                                            ------------
PERSONAL PRODUCTS (0.6%)
Gillette Co. ......................   101,600                  2,945,384
                                                            ------------
  TOTAL CONSUMER STAPLES ..........                           50,738,982
                                                            ------------
ENERGY (11.5%)
INTEGRATED OIL & GAS (10.2%)
Amerada Hess Corp. ................    34,400                  2,779,520
Ashland, Inc. .....................    67,000                  2,686,700
BP plc (ADR) ......................    47,000                  2,342,950
Chevron Corp.^ ....................    74,600                  6,751,300
Conoco, Inc., Class B .............    50,400                  1,456,560
Exxon Mobil Corp. .................   271,891                 23,749,679
Occidental Petroleum Corp. ........    47,400                  1,260,366
Phillips Petroleum Co.^ ...........    69,000                  3,933,000
Royal Dutch Petroleum Co. .........    41,200                  2,400,724
Texaco, Inc. ......................    77,400                  5,154,840
USX-Marathon Group, Inc. ..........    57,000                  1,682,070
                                                            ------------
                                                              54,197,709
                                                            ------------
OIL & GAS EQUIPMENT &
  SERVICES (0.2%)
Kerr-McGee Corp.^ .................    16,800                  1,113,336
                                                            ------------
OIL & GAS EXPLORATION &
  PRODUCTION (0.5%)
Unocal Corp. ......................    82,900                  2,831,035
                                                            ------------
OIL & GAS REFINING &
  MARKETING (0.6%)
Sunoco, Inc.^ .....................    83,500                  3,058,605
                                                            ------------
  TOTAL ENERGY ....................                           61,200,685
                                                            ------------
FINANCIALS (30.1%)
BANKS (13.5%)
Amsouth Bancorp. ..................   175,000                  3,235,750
Bank of America Corp. .............   199,084                 11,951,013
Bank of New York Co., Inc. ........     3,600                    172,800

EQ ADVISORS TRUST
EQ/BERNSTEIN DIVERSIFIED VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2001 (Unaudited)




                                            NUMBER                 VALUE
                                           OF SHARES              (NOTE 1)
                                          ----------            -------------
Bank One Corp. ........................   163,150               $  5,840,770
Charter One Financial, Inc. ...........   102,300                  3,263,370
First Union Corp. .....................   157,300                  5,496,062
FleetBoston Financial Corp. ...........   179,806                  7,093,347
Golden West Financial Corp. ...........    52,900                  3,398,296
KeyCorp. ..............................    46,750                  1,217,837
Mellon Financial Corp. ................    58,500                  2,691,000
National City Corp. ...................   133,075                  4,096,048
Regions Financial Corp. ...............   103,300                  3,305,600
Union Planters Corp.^ .................    75,500                  3,291,800
UnionBanCal Corp. .....................    85,400                  2,877,980
US Bancorp^ ...........................    37,600                    856,904
Wachovia Corp. ........................    20,400                  1,451,460
Washington Mutual, Inc.^ ..............   149,025                  5,595,889
Wells Fargo & Co. .....................   131,400                  6,100,902
                                                                ------------
                                                                  71,936,828
                                                                ------------
DIVERSIFIED FINANCIALS (9.3%)
American Express Co. ..................    37,000                  1,435,600
Citigroup, Inc. .......................   350,466                 18,518,623
Countrywide Credit Industries,
  Inc.^ ...............................    74,100                  3,399,708
Fannie Mae ............................   114,550                  9,753,933
Freddie Mac ...........................    71,600                  5,012,000
JP Morgan Chase & Co. .................   113,140                  5,046,044
Lehman Brothers Holdings, Inc. ........    20,600                  1,601,650
Merrill Lynch & Co., Inc. .............    25,300                  1,499,025
Morgan Stanley Dean Witter &
  Co. .................................    51,900                  3,333,537
                                                                ------------
                                                                  49,600,120
                                                                ------------
INSURANCE (7.3%)
Allstate Corp. ........................    44,800                  1,970,752
American General Corp. ................   136,000                  6,317,200
American International Group,
  Inc. ................................    23,800                  2,046,800
Aon Corp.^ ............................    82,600                  2,891,000
Chubb Corp. ...........................    48,000                  3,716,640
CIGNA Corp. ...........................    15,800                  1,513,956
John Hancock Financial Services........    17,500                    704,550
Lincoln National Corp.^ ...............    67,700                  3,503,475
Metlife, Inc.^ ........................   108,500                  3,361,330
St. Paul Cos., Inc.^ ..................    58,366                  2,958,572
Torchmark Corp. .......................    80,200                  3,224,842
UnumProvident Corp. ...................   119,900                  3,851,188
XL Capital Ltd.^ ......................    33,600                  2,758,560
                                                                ------------
                                                                  38,818,865
                                                                ------------
  TOTAL FINANCIALS ....................                          160,355,813
                                                                ------------
HEALTH CARE (5.7%)
HEALTH CARE EQUIPMENT &
  SERVICES (0.8%)
Aetna, Inc.* ..........................    40,600                  1,050,322
Becton, Dickinson & Co. ...............    55,400                  1,982,766
C.R. Bard, Inc. .......................    20,700                  1,178,865
                                                                ------------
                                                                   4,211,953
                                                                ------------
PHARMACEUTICALS (4.9%)
Abbott Laboratories ...................    95,100                  4,565,751
American Home Products Corp. ..........    84,300                  4,926,492
Bristol-Myers Squibb Co. ..............    44,800                  2,343,040
Eli Lilly & Co. .......................    11,600                    858,400


                                           NUMBER                  VALUE
                                          OF SHARES               (NOTE 1)
                                          ---------             -------------
Johnson & Johnson^ ....................   100,000               $  5,000,000
Merck & Co., Inc. .....................    55,300                  3,534,223
Pharmacia Corp. .......................    41,850                  1,923,008
Schering-Plough Corp. .................    87,500                  3,171,000
                                                                ------------
                                                                  26,321,914
                                                                ------------
  TOTAL HEALTH CARE ...................                           30,533,867
                                                                ------------
INDUSTRIALS (10.3%)
AEROSPACE & DEFENSE (1.6%)
Boeing Co. ............................    26,500                  1,473,400
Goodrich Corp.^ .......................    26,000                    987,480
Honeywell International, Inc. .........     9,600                    335,904
Lockheed Martin Corp. .................    95,600                  3,541,980
Raytheon Co.^ .........................    72,600                  1,927,530
                                                                ------------
                                                                   8,266,294
                                                                ------------
BUILDING PRODUCTS (0.2%)
Masco Corp. ...........................    38,700                    965,952
                                                                ------------
COMMERCIAL SERVICES &
  SUPPLIES (1.8%)
H&R Block, Inc. .......................    32,000                  2,065,600
R.R. Donnelley & Sons Co. .............   108,100                  3,210,570
Waste Management, Inc. ................   138,034                  4,254,208
                                                                ------------
                                                                   9,530,378
                                                                ------------
ELECTRICAL EQUIPMENT (2.2%)
Cooper Industries, Inc. ...............    72,000                  2,850,480
Emerson Electric Co. ..................    13,900                    840,950
Hubbell, Inc., Class B^ ...............    97,300                  2,821,700
National Service Industries, Inc. .....    50,300                  1,135,271
Rockwell International Corp. ..........    68,000                  2,592,160
Thomas & Betts Corp. ..................    70,600                  1,558,142
                                                                ------------
                                                                  11,798,703
                                                                ------------
INDUSTRIAL CONGLOMERATES (1.1%)
General Electric Co. ..................    20,300                    989,625
Minnesota Mining &
  Manufacturing Co.^ ..................    42,900                  4,894,890
                                                                ------------
                                                                   5,884,515
                                                                ------------
MACHINERY (0.9%)
Briggs & Stratton Corp. ...............    10,100                    425,210
Caterpillar, Inc. .....................    31,700                  1,586,585
Eaton Corp. ...........................    27,600                  1,934,760
Parker-Hannifin Corp. .................    21,300                    903,972
                                                                ------------
                                                                   4,850,527
                                                                ------------
RAILROADS (1.8%)
Burlington Northern Santa Fe
  Corp. ...............................   112,800                  3,403,176
Norfolk Southern Corp. ................   145,700                  3,015,990
Union Pacific Corp. ...................    61,300                  3,365,983
                                                                ------------
                                                                   9,785,149
                                                                ------------
TRADING COMPANIES &
  DISTRIBUTORS (0.7%)
Genuine Parts Co. .....................   120,900                  3,808,350
                                                                ------------
  TOTAL INDUSTRIALS ...................                           54,889,868
                                                                ------------
INFORMATION TECHNOLOGY (1.5%)
COMPUTER HARDWARE (0.9%)
Compaq Computer Corp. .................    54,400                    842,656
Hewlett-Packard Co. ...................    76,000                  2,173,600

EQ ADVISORS TRUST
EQ/BERNSTEIN DIVERSIFIED VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2001 (Unaudited)




                                              NUMBER              VALUE
                                             OF SHARES           (NOTE 1)
                                       --------------------   --------------
International Business Machines
  Corp. ............................           13,900          $  1,570,700
                                                               ------------
                                                                  4,586,956
                                                               ------------
COMPUTER STORAGE &
  PERIPHERALS (0.2%)
Quantum Corp. -- DLT &
  Storage Systems* .................          105,400             1,063,486
                                                               ------------
ELECTRONIC EQUIPMENT &
  INSTRUMENTS (0.3%)
Avnet, Inc. ........................           39,100               876,622
Tech Data Corp.*^ ..................           25,200               840,672
                                                               ------------
                                                                  1,717,294
                                                               ------------
TELECOMMUNICATIONS EQUIPMENT (0.1%)
Lucent Technologies, Inc.^ .........           71,300               442,060
                                                               ------------
  TOTAL INFORMATION TECHNOLOGY......                              7,809,796
                                                               ------------
MATERIALS (9.2%)
CHEMICALS (4.7%)
Air Products & Chemicals, Inc.^.....           22,900             1,047,675
Cabot Corp.^ .......................           74,500             2,683,490
Dow Chemical Co. ...................          143,300             4,764,725
Du Pont (E.I.) de Nemours & Co......          133,900             6,459,336
Eastman Chemical Co. ...............           20,300               966,889
FMC Corp.* .........................           12,800               877,568
Great Lakes Chemical Corp. .........           84,800             2,616,080
Hercules, Inc. .....................          108,200             1,222,660
Lubrizol Corp. .....................           62,100             1,928,205
PPG Industries, Inc. ...............           22,800             1,198,596
Praxair, Inc. ......................           25,400             1,193,800
                                                               ------------
                                                                 24,959,024
                                                               ------------
CONSTRUCTION MATERIALS (0.2%)
Vulcan Materials Co.^ ..............           21,000             1,128,750
                                                               ------------
CONTAINERS & PACKAGING (1.3%)
Bemis Co. ..........................           24,900             1,000,233
Owens-Illinois, Inc.*^ .............           68,400               463,752
Smurfit-Stone Container Corp.* .....          185,100             2,998,620
Temple-Inland, Inc.^ ...............           51,800             2,760,422
                                                               ------------
                                                                  7,223,027
                                                               ------------
PAPER & FOREST PRODUCTS (3.0%)
Boise Cascade Corp. ................           72,300             2,542,791
Georgia-Pacific Corp.^ .............           88,765             3,004,695
International Paper Co. ............          100,400             3,584,280
Louisiana-Pacific Corp. ............          126,700             1,486,191
Mead Corp.^ ........................          106,300             2,884,982
Westvaco Corp. .....................           96,225             2,337,305
                                                               ------------
                                                                 15,840,244
                                                               ------------
  TOTAL MATERIALS ..................                             49,151,045
                                                               ------------
TELECOMMUNICATION SERVICES (5.8%)
DIVERSIFIED TELECOMMUNICATION
  SERVICES (5.8%)
Alltel Corp.^ ......................           37,500             2,297,250
AT&T Corp. .........................          168,800             3,713,600
BellSouth Corp. ....................           86,600             3,487,382
SBC Communications, Inc. ...........          207,142             8,298,109


                                              NUMBER               VALUE
                                             OF SHARES            (NOTE 1)
                                       --------------------   --------------
Verizon Communications, Inc. .......          216,036          $ 11,557,926
WorldCom, Inc. -- WorldCom
  Group* ...........................          115,000             1,633,000
                                                               ------------
  TOTAL TELECOMMUNICATION
     SERVICES ......................                             30,987,267
                                                               ------------
UTILITIES (3.0%)
ELECTRIC UTILITIES (2.8%)
Ameren Corp.^ ......................           25,700             1,097,390
American Electric Power Co.^ .......           28,500             1,315,845
CINergy Corp. ......................           32,000             1,118,400
CMS Energy Corp. ...................           34,100               949,685
Consolidated Edison, Inc.^ .........           84,600             3,367,080
FirstEnergy Corp. ..................          102,770             3,305,083
Mirant Corp.* ......................           24,029               826,598
Southern Co.^ ......................           77,600             1,804,200
Wisconsin Energy Corp.^ ............           45,400             1,079,158
                                                               ------------
                                                                 14,863,439
                                                               ------------
MULTI--UTILITIES (0.2%)
XCEL Energy, Inc. ..................           42,300             1,203,435
                                                               ------------
  TOTAL UTILITIES ..................                             16,066,874
                                                               ------------
TOTAL COMMON STOCKS (97.1%)
  (Cost $501,358,073) ..............                            518,013,789
                                                               ------------
                                        PRINCIPAL
                                          AMOUNT
                                         --------
SHORT-TERM DEBT
  SECURITIES (3.6%):
TIME DEPOSIT
Chase Nassau
  3.45%, 7/2/01
  (Amortized Cost $19,295,139)......   $19,295,139               19,295,139
                                                               ------------
TOTAL INVESTMENTS (100.7%)
  (Cost/Amortized Cost
  $520,653,212) ....................                            537,308,928
OTHER ASSETS
  LESS LIABILITIES (-0.7%) .........                             (3,940,527)
                                                               ------------
NET ASSETS (100%) ..................                           $533,368,401
                                                               ============

-------------------------
*   Non-income producing.

^   All, or a portion of security out on loan (Note 1)

    Glossary:
    ADR--American Depositary Receipt

EQ ADVISORS TRUST
EQ/BERNSTEIN DIVERSIFIED VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2001 (Unaudited)

--------------------------------------------------------------------------------
Investment security transactions for the period ended June 30, 2001 were as follows:




COST OF PURCHASES:
Stocks and long-term corporate debt securities .........    $606,347,859
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities .........     266,959,362

As of June 30, 2001, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:



Aggregate gross unrealized appreciation .........    $  36,437,493
Aggregate gross unrealized depreciation .........      (19,781,777)
                                                     -------------
Net unrealized appreciation .....................    $  16,655,716
                                                     =============
Federal income tax cost of investments ..........    $ 520,653,212
                                                     =============

At June 30, 2001, the Portfolio had loaned securities with a total value $47,034,137 which was secured by collateral valued at $47,814,153.


For the six months ended June 30, 2001, the Portfolio incurred approximately $520,196 as brokerage commissions with Bernstein (Sanford C.) Co., Inc., an affiliated broker/dealer.


The Portfolio has a net capital loss carryforward of $2,005,619 which expires in the year 2008.




































                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2001 (Unaudited)




                                                                           NUMBER                   VALUE
                                                                          OF SHARES               (NOTE 1)
                                                                          ---------              -----------
COMMON STOCKS:
CONSUMER DISCRETIONARY (7.9%)
AUTOMOBILES (2.7%)
Harley-Davidson, Inc. ..................................................   2,650                  $  124,762
                                                                                                  ----------
DEPARTMENT STORES (1.1%)
Kohl's Corp.* ..........................................................     800                      50,184
                                                                                                  ----------
HOME IMPROVEMENT RETAIL (3.0%)
Home Depot, Inc. .......................................................   3,025                     140,814
                                                                                                  ----------
SPECIALTY STORES (1.1%)
Staples, Inc.* .........................................................   3,375                      53,966
                                                                                                  ----------
  TOTAL CONSUMER DISCRETIONARY..........................................                             369,726
                                                                                                  ----------
FINANCIALS (14.1%)
BANKS (2.4%)
Mellon Financial Corp. .................................................   2,450                     112,700
                                                                                                  ----------
DIVERSIFIED FINANCIALS (11.7%)
JP Morgan Chase & Co. ..................................................   1,625                      72,475
State Street Corp. .....................................................   3,500                     173,215
T. Rowe Price Group, Inc. ..............................................   4,150                     155,168
USA Education, Inc. ....................................................   2,075                     151,475
                                                                                                  ----------
                                                                                                     552,333
                                                                                                  ----------
  TOTAL FINANCIALS .....................................................                             665,033
                                                                                                  ----------
HEALTH CARE (19.3%)
HEALTH CARE EQUIPMENT &
  SERVICES (9.5%)
Applied Biosystems Group --
  Applera Corp. ........................................................     800                      21,400
Cardinal Health, Inc. ..................................................   2,475                     170,775
Guidant Corp.* .........................................................   2,175                      78,300
Health Management Associates,
  Inc., Class A* .......................................................   8,450                     177,788
                                                                                                  ----------
                                                                                                     448,263
                                                                                                  ----------
PHARMACEUTICALS (9.8%)
Johnson & Johnson ......................................................   3,300                     165,000
Merck & Co., Inc. ......................................................   1,800                     115,038
Pfizer, Inc. ...........................................................   4,475                     179,224
                                                                                                  ----------
                                                                                                     459,262
                                                                                                  ----------
  TOTAL HEALTH CARE ....................................................                             907,525
                                                                                                  ----------
INDUSTRIALS (17.5%)
COMMERCIAL SERVICES & SUPPLIES (10.3%)
Amdocs Ltd.* ...........................................................   1,800                      96,930
Fiserv, Inc.* ..........................................................   3,350                     214,333
Paychex, Inc. ..........................................................   2,625                     105,000
Robert Half International, Inc.*........................................   2,775                      69,070
                                                                                                  ----------
                                                                                                     485,333
                                                                                                  ----------
MACHINERY (4.9%)
Illinois Tool Works, Inc. ..............................................   3,625                     229,462
                                                                                                  ----------
TRADING COMPANIES &
  DISTRIBUTORS (2.3%)
Fastenal Co. ...........................................................   1,750                     108,465
                                                                                                  ----------
  TOTAL INDUSTRIALS ....................................................                             823,260
                                                                                                  ----------


                                                                           NUMBER                   VALUE
                                                                         OF SHARES                 (NOTE 1)
                                                                         ---------               ------------
INFORMATION TECHNOLOGY (29.6%)
APPLICATION SOFTWARE (1.2%)
Compuware Corp.* .......................................................   3,875                  $   54,211
                                                                                                  ----------

COMPUTER HARDWARE (4.3%)
International Business Machines
  Corp. ................................................................   1,075                     121,475
Sun Microsystems, Inc.* ................................................   5,100                      80,172
                                                                                                  ----------
                                                                                                     201,647
                                                                                                  ----------
COMPUTER STORAGE & PERIPHERALS (1.4%)
EMC Corp.* .............................................................   2,275                      66,089
                                                                                                  ----------
ELECTRONIC EQUIPMENT &
  INSTRUMENTS (4.5%)
Conexant Systems, Inc.* ................................................     796                       7,124
Flextronics International Ltd.* ........................................   2,875                      75,066
SCI Systems, Inc.* .....................................................     950                      24,225
Solectron Corp.* .......................................................   5,625                     102,938
                                                                                                  ----------
                                                                                                     209,353
                                                                                                  ----------
NETWORKING EQUIPMENT (2.0%)
Cisco Systems, Inc.* ...................................................   5,150                      93,730
                                                                                                  ----------
SEMICONDUCTOR EQUIPMENT (0.5%)
Applied Materials, Inc.* ...............................................     500                      24,550
                                                                                                  ----------
SEMICONDUCTORS (8.6%)
Altera Corp.* ..........................................................   5,100                     147,900
Atmel Corp.* ...........................................................   9,671                     130,462
Intel Corp. ............................................................   2,875                      84,094
Xilinx, Inc.* ..........................................................   1,075                      44,333
                                                                                                  ----------
                                                                                                     406,789
                                                                                                  ----------
SYSTEMS SOFTWARE (4.3%)
Microsoft Corp.* .......................................................   1,225                      89,425
Oracle Corp.* ..........................................................   6,050                     114,950
                                                                                                  ----------
                                                                                                     204,375
                                                                                                  ----------
TELECOMMUNICATIONS EQUIPMENT (2.8%)
Nokia OYJ (ADR) ........................................................   5,125                     112,955
Nortel Networks Corp. ..................................................   2,025                      18,407
                                                                                                  ----------
                                                                                                     131,362
                                                                                                  ----------
  TOTAL INFORMATION TECHNOLOGY..........................................                           1,392,106
                                                                                                  ----------
UTILITIES (5.3%)
ELECTRIC UTILITIES (1.8%)
AES Corp.* .............................................................   1,975                      85,024
                                                                                                  ----------
MULTI -- UTILITIES (3.5%)
Calpine Corp.* .........................................................   4,325                     163,485
                                                                                                  ----------
  TOTAL UTILITIES ......................................................                             248,509
                                                                                                  ----------
TOTAL COMMON STOCKS (93.7%)
  (Cost $4,913,022) ....................................................                           4,406,159
                                                                                                  ----------

EQ ADVISORS TRUST
EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2001 (Unaudited)


                                   PRINCIPAL       VALUE
                                     AMOUNT       (NOTE 1)
                                 ------------- -------------
SHORT-TERM DEBT
 SECURITIES (6.7%):
TIME DEPOSIT
Chase Nassau
 3.45%, 7/2/01
 (Amortized Cost $317,707) ..... $  317,707     $  317,707
                                                ----------
TOTAL INVESTMENTS (100.4%)
 (Cost/Amortized Cost
 $5,230,729) ...................                 4,723,866
OTHER ASSETS
 LESS LIABILITIES (-0.4%) ......                   (20,250)
                                                ----------
NET ASSETS (100%) ..............                $4,703,616
                                                ==========

----------
*    Non-income producing.

     Glossary:
     ADR--American Depositary Receipt
--------------------------------------------------------------------------------
Investment security transactions for the period ended June 30, 2001 were as follows:




COST OF PURCHASES:
 Stocks and long-term corporate debt securities .........   $2,541,716
NET PROCEEDS OF SALES AND REDEMPTIONS:
 Stocks and long-term corporate debt securities .........    1,418,781

As of June 30, 2001, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:



 Aggregate gross unrealized appreciation.........    $  250,579
 Aggregate gross unrealized depreciation.........      (757,442)
                                                     ----------
Net unrealized depreciation .....................    $ (506,863)
                                                     ==========
Federal income tax cost of investments ..........    $5,230,729
                                                     ==========

For the six months ended June 30, 2001, the Portfolio incurred approximately $285 as brokerage commissions with Bernstein (Sanford C.) Co., Inc., an affiliated broker/dealer.




















                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/CAPITAL GUARDIAN INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2001 (Unaudited)




                                          NUMBER                  VALUE
                                         OF SHARES                (NOTE 1)
                                        ----------            -------------
COMMON STOCKS:
AUSTRALIA (4.4%)
Australia & New Zealand
  Banking Group Ltd. ................    86,300               $    744,069
BHP Billiton Ltd. ...................   137,961                    731,113
BHP Billiton Ltd. (Bonus Right)......   146,942                    798,194
BHP Ltd. (ADR)^ .....................     7,000                    152,250
Cable & Wireless Optus Ltd.* ........   129,500                    245,051
Foster's Group Ltd. .................    95,157                    265,971
Lend Lease Corp., Ltd. ..............    10,157                     65,016
National Bank of Australia ..........    15,500                    277,113
News Corp., Ltd. ....................    36,864                    338,802
News Corp., Ltd. (ADR) ..............     2,000                     74,300
QBE Insurance Group Ltd. ............    45,003                    271,084
Westpac Banking Corp. ...............    47,874                    353,038
WMC Ltd. ............................    90,800                    443,674
Woolworths Ltd. .....................    52,409                    294,043
                                                              ------------
                                                                 5,053,718
                                                              ------------
CANADA (3.6%)
Abitibi-Consolidated, Inc. ..........    28,200                    215,451
ATI Technologies, Inc.* .............    24,300                    226,947
Bank of Nova Scotia^ ................     7,600                    227,254
Bombardier, Inc., Class B * .........    55,800                    837,937
Canadian National Railway Co.
  Magna International, Inc.,
  Class A ...........................    11,400                    700,008
MDS, Inc. ...........................     4,600                     52,111
Mitel Corp.* ........................    13,700                    140,221
National Bank of Canada^ ............    18,900                    360,996
Nortel Networks Corp. ...............    47,500                    431,775
Thomson Corp. .......................    27,300                    920,609
                                                              ------------
                                                                 4,113,309
                                                              ------------
FINLAND (2.6%)
Nokia OYJ ...........................   104,400                  2,365,928
Nokia OYJ (ADR) .....................    16,900                    372,476
Upm-Kymmene OYJ .....................    10,100                    285,490
                                                              ------------
                                                                 3,023,894
                                                              ------------
FRANCE (6.7%)
Accor S.A. ..........................     5,300                    223,663
Bouygues S.A.^ ......................    35,430                  1,197,331
Carrefour S.A. ......................     2,900                    153,437
Groupe Danone .......................     4,200                    576,348
LVMH Moet Hennessy Louis
  Vuitton^ ..........................    10,500                    528,882
Michelin, Class B (Registered) ......    10,800                    341,664
Pechiney S.A., Class A ..............     6,500                    330,154
PSA Peugeot Citroen* ................     1,100                    298,637
Sanofi-Synthelabo S.A. ..............    34,400                  2,256,903
Schneider Electric S.A. .............     1,500                     82,920
Societe BIC S.A. ....................     9,600                    349,456
Societe Television Francaise
  (T.F.1) ...........................    23,500                    685,545
STMicroelectronics N.V. (New
  York Shares) ......................    10,000                    340,000
Vivendi Universal S.A. (ADR) ........     5,000                    291,425
                                                              ------------
                                                                 7,656,365
                                                              ------------
GERMANY (3.4%)
Aixtron AG ..........................     9,200                    264,022
Bayerische Motoren Werke
  (BMW) AG ..........................    10,900                    358,946


                                          NUMBER                 VALUE
                                         OF SHARES              (NOTE 1)
                                        ----------            ------------
DaimlerChrysler AG^ .................    20,400               $    936,014
Deutsche Bank AG (Registered)........     6,200                    442,983
Deutsche Telekom AG
  (Registered) ......................     8,100                    182,809
Epcos AG^ ...........................     3,400                    184,209
Infineon Technologies AG
  (ADR) .............................    10,800                    253,254
Metro AG^ ...........................    11,400                    429,455
Siemens AG ..........................    13,500                    817,132
                                                              ------------
                                                                 3,868,824
                                                              ------------
HONG KONG (4.2%)
Amoy Properties .....................   211,000                    242,115
Cheung Kong (Holdings) Ltd. .........   116,000                  1,264,135
China Mobile (Hong Kong) Ltd.*          208,500                  1,101,336
Hong Kong Land Holdings .............   121,000                    217,800
Hutchison Whampoa Ltd. ..............    86,900                    877,378
Johnson Electric Holdings Ltd. ......   246,000                    337,470
Li & Fung Ltd. ......................   199,000                    326,573
Swire Pacific Ltd., Class A .........    95,500                    494,654
                                                              ------------
                                                                 4,861,461
                                                              ------------
IRELAND (1.3%)
Allied Irish Banks plc ..............    49,158                    559,865
CRH plc .............................    51,082                    856,221
Irish Permanent plc .................    10,500                    122,665
                                                              ------------
                                                                 1,538,751
                                                              ------------
ITALY (2.2%)
Assicurazioni Generali S.p.A.^ ......    27,600                    829,450
ENI S.p.A^ ..........................    78,250                    953,893
Olivetti S.p.A*^ ....................   154,400                    273,178
Telecom Italia Mobile S.p.A.^ .......    25,800                    131,483
Telecom Italia S.p.A.^ ..............    21,600                    193,826
Telecom Italia S.p.A. (RNC) .........    32,000                    152,785
                                                              ------------
                                                                 2,534,615
                                                              ------------
JAPAN (22.3%)
Acom Co., Ltd. ......................     1,500                    132,390
Advantest Corp. .....................    10,900                    934,074
Aiful Corp.^ ........................     6,900                    622,269
Chudenko Corp. ......................    15,000                    225,580
Chugai Pharmaceutical Co.,
  Ltd.^ .............................    33,000                    501,832
Daiwa Securities Group Ltd. .........    46,000                    481,222
Fuji Television Network, Inc. .......        37                    212,666
Furukawa Electric Co., Ltd. .........    26,000                    207,383
Hirose Electric Co., Ltd. ...........     6,400                    487,394
Hitachi Ltd. ........................    44,000                    432,081
Honda Motor Co., Ltd. ...............     7,000                    307,507
Hoya Corp. ..........................     3,000                    189,988
Japan Airlines Co., Ltd. ............    48,000                    154,299
JUSCO Co., Ltd. .....................    31,000                    683,394
KDDI Corp. ..........................        32                    149,297
Keyence Corp. .......................     1,600                    317,448
KOKUSAI Securities Co., Ltd.^ .......    38,000                    277,206
Mabuchi Motor Co., Ltd. .............     3,700                    379,061
Matsushita Communication
  Industrial Co., Ltd. ..............     3,500                    159,365
Mitsubishi Heavy Industries Ltd......   101,000                    460,692
Mitsubishi Motors Corp.*^ ...........   127,000                    422,502
Mitsui Fudosan Co., Ltd. ............    22,000                    237,028
Mitsui Marine & Fire Insurance
  Co., Ltd. .........................    81,000                    414,269

EQ ADVISORS TRUST
EQ/CAPITAL GUARDIAN INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2001 (Unaudited)




                                             NUMBER            VALUE
                                           OF SHARES           (NOTE 1)
                                      -------------------   ------------
Murata Manufacturing Co., Ltd......         11,700          $  777,530
NEC Corp. .........................         87,000           1,175,157
Nikko Securities Co., Ltd. ........         28,000             224,233
Nikon Corp. .......................         41,000             389,146
Nintendo Ltd. .....................          6,900           1,255,601
Nippon Telegraph & Telephone
  Corp. ...........................             31             161,530
Nissan Motor Co., Ltd. ............         76,000             524,558
Nomura Securities Co., Ltd. .......         32,000             613,091
NTT DoCoMo, Inc. ..................            103           1,791,735
Orix Corp. ........................          1,800             175,029
Promise Co., Ltd. .................          3,500             288,428
Rohm Co., Ltd. ....................          6,800           1,056,427
Sankyo Co. ........................         13,000             234,478
Sekisui House Ltd. ................         43,000             365,041
Shin-Etsu Chemical Co., Ltd. ......         12,000             440,579
Shionogi & Co., Ltd. ..............         37,000             771,173
Sony Corp. ........................         25,700           1,689,366
Sumitomo Forestry Co. .............         35,000             223,055
Sumitomo Mitsui Banking Corp.......         32,800             270,824
Sumitomo Realty &
  Development .....................         34,000             202,237
Suzuki Motor Co., Ltd. ............         32,000             425,829
Taiyo Yuden Co., Ltd.^ ............         14,000             372,600
TDK Corp. .........................          5,000             232,875
THK Co., Ltd. .....................         10,000             187,983
Tokyo Electron Ltd. ...............         23,000           1,392,040
Tokyo Seimitsu Co., Ltd. ..........          6,300             324,229
Tokyu Corp. .......................         49,000             267,105
Toray Industries, Inc. ............        147,000             586,845
Tostem Corp.^ .....................          2,000              32,867
UFJ Holdings, Inc.^ ...............             82             441,076
Uni-Charm Corp. ...................          5,000             161,930
Ushio, Inc. .......................         16,000             219,456
                                                            ----------
                                                            25,663,000
                                                            ----------
KOREA (1.9%)
Samsung Electronics (GDR)*^ .......         21,736           1,705,189
Samsung Electronics Co., Ltd. .....          6,000             371,396
Samsung Electronics Co., Ltd.
  (Foreign) .......................            800             118,108
                                                            ----------
                                                             2,194,693
                                                            ----------
MEXICO (2.0%)
America Movil S.A. de CV
  (ADR) ...........................         39,800             830,228
Telefonos de Mexico S.A.,
  Class L (ADR)^ ..................         41,500           1,456,235
                                                            ----------
                                                             2,286,463
                                                            ----------
NETHERLANDS (6.1%)
ABN-Amro Holdings N.V. ............         45,340             851,710
Aegon N.V. ........................         64,777           1,823,330
ASML Holding N.V. (New York
  Shares)* ........................         10,200             226,950
ASML Holding N.V. * ...............         21,000             470,927
Hagemeyer N.V. ....................         13,900             267,700
Heineken Holding N.V. .............          4,875             148,570
Heineken N.V. Class A .............         34,500           1,391,081
ING Groep N.V. ....................          7,211             471,265
Koninklijke Royal Philips
  Electronics N.V. ................         24,700             654,527
STMicroelectronics N.V.^ ..........         11,600             402,619


                                             NUMBER            VALUE
                                           OF SHARES          (NOTE 1)
                                      -------------------   -----------
United Pan-Europe
  Communications N.V.* ............        19,400           $   49,269
VNU N.V. ..........................         7,600              257,351
                                                            ----------
                                                             7,015,299
                                                            ----------
NORWAY (0.8%)
Norsk Hydro ASA ...................        10,800              457,603
Statoil ASA .......................        58,000              428,741
                                                            ----------
                                                               886,344
                                                            ----------
PORTUGAL (0.3%)
Portugal Telecom, SGPS, S.A.
  (Bonus Rights) ..................        23,000                3,115
Portugal Telecom, SGPS, S.A.
  (Registered) ....................        23,000              160,438
Telecel-Comunicacoes Pessoais,
  S.A.* ...........................        15,000              122,538
                                                            ----------
                                                               286,091
                                                            ----------
RUSSIA (0.2%)
Lukoil Holding (ADR)^ .............         5,200              249,419
                                                            ----------
SINGAPORE (1.8%)
Datacraft Asia Ltd. ...............        28,005              114,260
Singapore Airlines Ltd. ...........        24,000              165,972
Singapore Press Holdings Ltd. .....         5,000               54,885
Singapore Technologies
  Engineering Ltd. ................       233,000              329,934
Singapore Telecommunications ......     1,162,000            1,211,745
United Overseas Bank Ltd. .........        32,000              201,976
                                                            ----------
                                                             2,078,772
                                                            ----------
SPAIN (1.2%)
Banco Bilbao Vizcaya
  Argentaria, S.A.* ...............        47,100              609,252
Inditex S.A. ......................        19,900              317,554
Telefonica S.A.* ..................        19,569              241,203
Telefonica S.A. (ADR)* ............         4,638              172,719
                                                            ----------
                                                             1,340,728
                                                            ----------
SWEDEN (1.2%)
Assa Abloy AB .....................        25,400              363,137
ForeningsSparbanken AB ............        34,200              396,190
Svenska Hadelsbanken AB, Class
  A ...............................        18,000              257,341
Telefonaktiebolaget LM Ericsson
  AB (ADR) ........................        29,200              158,264
Telefonaktiebolaget LM Ericsson
  AB, Class B* ....................        44,800              245,077
                                                            ----------
                                                             1,420,009
                                                            ----------
SWITZERLAND (5.2%)
Compaignie Fananciere
  Richemont, AG, Class A ..........           345              882,991
Credit Suisse Group ...............         3,575              587,777
Holcim Ltd. (Registered)^ .........         4,682              229,763
Holcim Ltd. Class B ...............         2,150              437,823
Nestle S.A. (Registered) ..........         2,720              578,112
Novartis AG (Registered) ..........        32,600            1,179,898
Roche Holding AG ..................         5,570              401,333
Swiss Re (Registered) .............           403              805,417
Swisscom AG (Registered)^ .........         1,640              390,541
Syngenta AG (ADR) *^ ..............           733                7,916
Syngenta AG* ......................         4,407              231,715
UBS AG (Registered) ...............         1,500              214,906
                                                            ----------
                                                             5,948,192
                                                            ----------

EQ ADVISORS TRUST
EQ/CAPITAL GUARDIAN INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2001 (Unaudited)




                                           NUMBER            VALUE
                                          OF SHARES        (NOTE 1)
                                       --------------   --------------
TAIWAN (1.8%)
Asustek Computer, Inc. (GDR) .......          32,190       $  163,525
Hon Hai Precision Industry Co.,
  Ltd. (GDR) .......................          20,124          211,592
Taiwan Semiconductor
  Manufacturing Co., Ltd.
  (ADR)*^ ..........................         113,041        1,717,093
                                                          -----------
                                                            2,092,210
                                                          -----------
TURKEY (0.1%)
Turkiye Is Bankasi .................         122,248           83,129
                                                          -----------
UNITED KINGDOM (14.6%)
ARM Holdings plc* ..................          44,100          166,755
AstraZeneca plc ....................          75,200        3,487,941
Autonomy Corp. plc* ................          13,000           76,752
BAE SYSTEMS plc ....................         109,352          524,371
Centrica plc .......................          84,100          269,150
Compass Group plc ..................          29,000          232,384
Dimension Data Holdings plc* .......          78,700          299,250
GKN plc ............................          60,400          580,118
GlaxoSmithKline plc ................          10,533          296,672
Granada plc ........................         147,980          311,037
Halifax Group plc ..................          58,500          677,209
Infineon Technologies AG*^ .........           6,500          152,425
Lloyds TSB Group plc ...............          95,179          953,699
Marks & Spencer plc ................          84,000          309,939
National Grid Group plc ............          32,400          239,096
Pearson plc ........................          35,000          577,685
Prudential plc .....................          59,000          715,402
Reuters Group plc ..................          43,500          565,439
Shell Transport & Trading
  Co. plc ..........................         166,400        1,384,956
Shire Pharmaceuticals plc ..........          14,500          265,056
Smiths Group plc ...................          55,342          642,990
Tate & Lyle plc ....................          67,000          264,197
Unilever plc .......................          56,800          479,149
Vodafone Group plc .................       1,461,418        3,241,531
                                                          -----------
                                                           16,713,203
                                                          -----------


                                           NUMBER            VALUE
                                          OF SHARES        (NOTE 1)
                                       --------------   --------------
TOTAL COMMON STOCKS (87.9%)
  (Cost $125,276,896) ..............                     $100,908,489
                                                        -------------
PREFERRED STOCKS:
JAPAN (0.2%)
UFJ Holdings, Inc.
  (Cost $199,050) ..................     23,000,000          196,361
                                                        -------------
CONVERTIBLE PREFERRED
  STOCKS:
BERMUDA (0.3%)
Sanwa International Finance
  Bermuda Trust*
  (Cost $409,501) ..................     42,000,000          289,551
                                                        -------------
                                         PRINCIPAL
                                          AMOUNT
                                        -----------
SHORT-TERM DEBT
  SECURITIES (9.3%):
TIME DEPOSIT
Chase Nassau
  3.45%, 7/2/01
  (Amortized Cost $10,725,382) .....    $10,725,382        10,725,382
                                                        -------------
TOTAL INVESTMENTS (97.7%)
  (Cost/Amortized Cost
  $136,610,829) ....................                     112,119,783
OTHER ASSETS
  LESS LIABILITIES (2.3%) ..........                       2,678,132
                                                        -------------
NET ASSETS (100%) ..................                    $114,797,915
                                                        =============

------------
*   Non-income producing.

^   All, or a portion of security out on loan (Note 1).

    Glossary:
    ADR--American Depositary Receipt
    GDR--Global Depositary Receipt
    RNC--Risparmio Non-Convertible Savings Shares

--------------------------------------------------------------------------------
MARKET SECTOR DIVERSIFICATION

As a Percentage of Total Equity Investments


Consumer Discretionary..............    15.9%
Consumer Staples ...................     4.7
Energy .............................     2.3
Financials .........................    20.3
Health Care ........................     9.5
Industrials ........................    10.3
Information Technology..............    18.5
Materials ..........................     5.4
Telecommunication Services..........    12.6
Utilities ..........................     0.5
                                       -----
                                       100.0%
                                       =====

EQ ADVISORS TRUST
EQ/CAPITAL GUARDIAN INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2001 (Unaudited)

--------------------------------------------------------------------------------
At June 30, 2001, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)



                                                 LOCAL
                                               CONTRACT       COST ON          U.S.$          UNREALIZED
                                                AMOUNT      ORIGINATION       CURRENT       APPRECIATION/
                                                (000'S)         DATE           VALUE        (DEPRECIATION)
                                              ----------   -------------   -------------   ---------------
FOREIGN CURRENCY BUY CONTRACTS
Canadian Dollar, expiring 9/4/01 ..........      1,359      $  867,746      $  894,387       $   26,641
European Union, expiring 7/18/01 ..........        779         690,385         659,583          (30,802)
European Union, expiring 7/26/01 ..........      1,295       1,203,969       1,095,912         (108,057)
European Union, expiring 8/8/01 ...........        531         474,000         449,535          (24,465)
European Union, expiring 8/13/01 ..........        283         249,860         239,449          (10,411)
European Union, expiring 8/27/01 ..........        313         285,503         264,947          (20,556)
European Union, expiring 9/4/01 ...........        981         897,016         829,951          (67,065)
European Union, expiring 9/7/01 ...........        267         226,999         226,164             (835)
European Union, expiring 9/13/01 ..........        505         425,013         427,010            1,997
European Union, expiring 9/21/01 ..........        142         121,381         120,132           (1,249)
European Union, expiring 3/18/02 ..........      1,267       1,086,132       1,069,784          (16,348)
European Union, expiring 3/26/02 ..........        169         144,953         142,687           (2,266)
European Union, expiring 3/28/02 ..........      2,097       1,801,114       1,771,205          (29,909)
Swiss Franc, expiring 8/31/01 .............        654         364,868         364,367             (501)
Swiss Franc, expiring 9/25/01 .............      1,107         625,215         616,859           (8,356)
                                                                                             ----------
                                                                                             $ (292,182)
                                                                                             ==========
FOREIGN CURRENCY SELL CONTRACTS
British Pound, expiring 7/26/01 ...........        826      $1,203,966      $1,162,510       $   41,456
British Pound, expiring 8/13/01 ...........        176         249,860         247,677            2,183
British Pound, expiring 3/26/02 ...........        104         144,953         144,612              341
Canadian Dollar, expiring 9/4/01 ..........      1,359         886,043         894,387           (8,344)
Canadian Dollar, expiring 9/13/01 .........        645         425,013         424,458              555
Canadian Dollar, expiring 9/7/01 ..........        350         226,998         230,012           (3,014)
European Union, expiring 9/4/01 ...........        981         867,746         829,951           37,795
Japanese Yen, expiring 7/18/01 ............     84,911         690,386         681,790            8,596
Japanese Yen, expiring 8/27/01 ............     32,390         285,503         261,222           24,281
Japanese Yen, expiring 8/31/01 ............    104,569         904,868         843,701           61,167
Japanese Yen, expiring 9/21/01 ............     14,765         121,382         119,378            2,004
Japanese Yen, expiring 9/25/01 ............     76,797         625,215         621,164            4,051
Japanese Yen, expiring 3/18/02 ............    128,664       1,086,132       1,060,999           25,133
Japanese Yen, expiring 3/28/02 ............    217,916       1,801,115       1,799,059            2,056
                                                                                             ----------
                                                                                             $  198,260
                                                                                             ==========

Investment security transactions for the period ended June 30, 2001 were as follows:



COST OF PURCHASES:
Stocks and long-term corporate debt securities .........    $40,304,715
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities .........     34,173,704

As of June 30, 2001, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:


Aggregate gross unrealized appreciation .........    $   4,400,026
Aggregate gross unrealized depreciation .........      (28,891,072)
                                                     -------------
Net unrealized depreciation .....................    $ (24,491,046)
                                                     =============
Federal income tax cost of investments ..........    $ 136,610,829
                                                     =============

At June 30, 2001 the Portfolio had loaned securities with a total value $10,668,403, which was secured by collateral of $11,013,781.


                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2001 (Unaudited)




                                                                            NUMBER                 VALUE
                                                                           OF SHARES             (NOTE 1)
                                                                          ----------             ---------
COMMON STOCKS:
CONSUMER DISCRETIONARY (17.6%)
APPAREL RETAIL (0.4%)
The GAP, Inc. ..........................................................    12,500                $   362,500
                                                                                                  -----------
COMPUTER & ELECTRONICS RETAIL (0.7%)
Circuit City Stores -- Circuit
  City Group ...........................................................    38,000                    684,000
                                                                                                  -----------
GENERAL MERCHANDISE STORES (2.7%)
Costco Wholesale Corp.* ................................................    25,900                  1,063,972
Dollar General Corp. ...................................................    57,000                  1,111,500
Wal-Mart Stores, Inc. ..................................................     8,500                    414,800
                                                                                                  -----------
                                                                                                    2,590,272
                                                                                                  -----------
HOME IMPROVEMENT RETAIL (1.3%)
Lowe's Cos., Inc. ......................................................    16,900                  1,226,095
                                                                                                  -----------
LEISURE FACILITIES (0.7%)
Carnival Corp. .........................................................    22,700                    696,890
                                                                                                  -----------
LEISURE PRODUCTS (0.1%)
Hasbro, Inc. ...........................................................     8,500                    122,825
                                                                                                  -----------
MEDIA (10.3%)
Adelphia Communications Corp.,
  Class A* .............................................................       769                     31,529
AOL Time Warner, Inc.* .................................................    22,050                  1,168,650
AT&T Corp. -- Liberty Media
  Corp., Class A* ......................................................   113,100                  1,978,119
Cablevision Systems Corp. --
  Rainbow Media Group* .................................................    23,750                    612,750
Cablevision Systems Corp.,
  Class A* .............................................................    28,600                  1,673,100
Charter Communications, Inc.,
  Class A* .............................................................    19,300                    450,655
Cox Communications, Inc.,
  Class A* .............................................................    10,000                    443,000
Fox Entertainment Group, Inc.,
  Class A* .............................................................    14,000                    390,600
Interpublic Group Cos., Inc. ...........................................    13,800                    405,030
Knight Ridder, Inc. ....................................................     4,300                    254,990
USA Networks, Inc.* ....................................................    32,500                    910,000
Viacom, Inc., Class B* .................................................    30,200                  1,562,850
                                                                                                  -----------
                                                                                                    9,881,273
                                                                                                  -----------
RESTAURANTS (0.6%)
McDonald's Corp. .......................................................    20,100                    543,906
                                                                                                  -----------
SPECIALTY STORES (0.8%)
AutoNation, Inc.* ......................................................    18,900                    219,240
Williams-Sonoma, Inc.* .................................................    15,100                    586,182
                                                                                                  -----------
                                                                                                      805,422
                                                                                                  -----------
  TOTAL CONSUMER DISCRETIONARY..........................................                           16,913,183
                                                                                                  -----------
CONSUMER STAPLES (7.1%)
BEVERAGES (2.2%)
Anheuser-Busch Cos., Inc. ..............................................    15,500                    638,600
PepsiCo, Inc. ..........................................................    34,500                  1,524,900
                                                                                                  -----------
                                                                                                    2,163,500
                                                                                                  -----------
FOOD PRODUCTS (3.8%)
Campbell Soup Co. ......................................................    37,200                    957,900
Kellogg Co. ............................................................    75,800                  2,198,200
Kraft Foods, Inc. ......................................................     5,400                    167,400
Philip Morris Cos., Inc. ...............................................     7,100                    360,325
                                                                                                  -----------
                                                                                                    3,683,825
                                                                                                  -----------



                                                                             NUMBER                  VALUE
                                                                            OF SHARES               (NOTE 1)
                                                                           ----------             -----------
HOUSEHOLD PRODUCTS (1.1%)
Clorox Co. .............................................................    30,100                $ 1,018,885
                                                                                                  -----------
  TOTAL CONSUMER STAPLES ...............................................                            6,866,210
                                                                                                  -----------
ENERGY (6.7%)
INTEGRATED OIL & GAS (3.6%)
Exxon Mobil Corp. ......................................................     4,808                    419,979
Kinder Morgan Management
  LLC* .................................................................     8,300                    568,550
Shell Transport & Trading Co.
  plc (ADR) ............................................................    30,500                  1,535,370
Texaco, Inc. ...........................................................    14,700                    979,020
                                                                                                  -----------
                                                                                                    3,502,919
                                                                                                  -----------
OIL & GAS EQUIPMENT & SERVICES (2.2%)
Baker Hughes, Inc. .....................................................    40,600                  1,360,100
Weatherford International, Inc.*........................................    15,600                    748,800
                                                                                                  -----------
                                                                                                    2,108,900
                                                                                                  -----------
OIL & GAS EXPLORATION &
  PRODUCTION (0.9%)
Unocal Corp. ...........................................................    24,500                    836,675
                                                                                                  -----------
  TOTAL ENERGY .........................................................                            6,448,494
                                                                                                  -----------
FINANCIALS (16.5%)
BANKS (4.9%)
Bank of America Corp. ..................................................    26,300                  1,578,789
Bank One Corp. .........................................................    38,100                  1,363,980
Washington Mutual, Inc. ................................................    46,800                  1,757,340
                                                                                                  -----------
                                                                                                    4,700,109
                                                                                                  -----------
DIVERSIFIED FINANCIALS (7.0%)
Household International, Inc. ..........................................    15,900                  1,060,530
IndyMac Bancorp, Inc.* .................................................    10,200                    273,360
USA Education, Inc. ....................................................    73,300                  5,350,900
                                                                                                  -----------
                                                                                                    6,684,790
                                                                                                  -----------
INSURANCE (4.1%)
Cincinnati Financial Corp. .............................................    19,000                    750,500
Hartford Financial Services
  Group, Inc. ..........................................................    15,500                  1,060,200
Jefferson-Pilot Corp. ..................................................    14,250                    688,560
PMI Group, Inc. (The) ..................................................    13,050                    948,213
St. Paul Cos., Inc. ....................................................    10,000                    506,900
                                                                                                  -----------
                                                                                                    3,954,373
                                                                                                  -----------
REAL ESTATE (0.5%)
Equity Office Properties Trust .........................................    16,000                    506,080
                                                                                                  -----------
  TOTAL FINANCIALS .....................................................                           15,845,352
                                                                                                  -----------
HEALTH CARE (16.0%)
BIOTECHNOLOGY (0.4%)
Genentech, Inc.* .......................................................     6,300                    347,130
                                                                                                  -----------
HEALTH CARE EQUIPMENT &
  SERVICES (5.3%)
Applied Biosystems Group --
  Applera Corp. ........................................................    25,000                    668,750
Becton, Dickinson & Co. ................................................    11,400                    408,006
Guidant Corp.* .........................................................    20,400                    734,400
Medtronic, Inc. ........................................................    66,500                  3,059,665
Quintiles Transnational Corp.* .........................................     9,600                    242,400
                                                                                                  -----------
                                                                                                    5,113,221
                                                                                                  -----------

EQ ADVISORS TRUST
EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2001 (Unaudited)




                                                                             NUMBER                  VALUE
                                                                            OF SHARES               (NOTE 1)
                                                                           ----------             -----------
PHARMACEUTICALS (10.3%)
AstraZeneca Group plc (ADR) ............................................    59,300                $ 2,772,275
Forest Laboratories, Inc.* .............................................    28,200                  2,002,200
Pfizer, Inc. ...........................................................   129,900                  5,202,495
                                                                                                  -----------
                                                                                                    9,976,970
                                                                                                  -----------
  TOTAL HEALTH CARE ....................................................                           15,437,321
                                                                                                  -----------
INDUSTRIALS (6.6%)
AEROSPACE & DEFENSE (0.6%)
United Technologies Corp. ..............................................     7,400                    542,124
                                                                                                  -----------
COMMERCIAL SERVICES &
  SUPPLIES (0.8%)
CheckFree Corp.* .......................................................    11,800                    413,826
Robert Half International, Inc.*........................................    16,000                    398,240
                                                                                                  -----------
                                                                                                      812,066
                                                                                                  -----------
CONSTRUCTION & ENGINEERING (1.0%)
Fluor Corp. (New) ......................................................    20,800                    939,120
                                                                                                  -----------
ELECTRICAL EQUIPMENT (1.0%)
Emerson Electric Co. ...................................................    16,400                    992,200
                                                                                                  -----------
INDUSTRIAL CONGLOMERATES (0.8%)
General Electric Co. ...................................................       600                     29,250
Tyco International Ltd. ................................................    13,600                    741,200
                                                                                                  -----------
                                                                                                      770,450
                                                                                                  -----------
MACHINERY (0.6%)
Grainger (W.W.), Inc. ..................................................     4,000                    164,640
Illinois Tool Works, Inc. ..............................................     7,200                    455,760
                                                                                                  -----------
                                                                                                      620,400
                                                                                                  -----------
RAILROADS (1.7%)
Canadian National Railway Co. ..........................................    19,000                    769,500
Union Pacific Corp. ....................................................    15,500                    851,105
                                                                                                  -----------
                                                                                                    1,620,605
                                                                                                  -----------
TRUCKING (0.1%)
CNF, Inc. ..............................................................     3,400                     96,050
                                                                                                  -----------
  TOTAL INDUSTRIALS ....................................................                            6,393,015
                                                                                                  -----------
INFORMATION TECHNOLOGY (13.2%)
APPLICATION SOFTWARE (0.9%)
Cadence Design Systems, Inc.* ..........................................    13,700                    255,231
Macromedia, Inc.* ......................................................    15,100                    271,800
PeopleSoft, Inc.* ......................................................     7,800                    383,994
                                                                                                  -----------
                                                                                                      911,025
                                                                                                  -----------
COMPUTER HARDWARE (0.4%)
Compaq Computer Corp. ..................................................    14,800                    229,252
Hewlett-Packard Co. ....................................................     3,800                    108,680
                                                                                                  -----------
                                                                                                      337,932
                                                                                                  -----------
ELECTRONIC EQUIPMENT &
  INSTRUMENTS (1.3%)
Agilent Technologies, Inc.* ............................................     7,500                    243,750
Koninklijke (Royal) Philips
  Electronics N.V. .....................................................    33,500                    885,405
MIPS Technologies, Inc.,
  Class A* .............................................................     3,000                     51,900
MIPS Technologies, Inc.,
  Class B* .............................................................     4,900                     63,210
                                                                                                  -----------
                                                                                                    1,244,265
                                                                                                  -----------



                                                                             NUMBER                  VALUE
                                                                            OF SHARES               (NOTE 1)
                                                                           ----------             -----------
INTERNET SOFTWARE & SERVICES (1.2%)
DoubleClick, Inc.* .....................................................    44,300                $   618,428
VeriSign, Inc.* ........................................................     8,000                    480,080
webMethods, Inc.* ......................................................     2,600                     55,068
                                                                                                  -----------
                                                                                                    1,153,576
                                                                                                  -----------
NETWORKING EQUIPMENT (0.7%)
Cisco Systems, Inc.* ...................................................    38,900                    707,980
                                                                                                  -----------
SEMICONDUCTOR EQUIPMENT (3.1%)
Applied Materials, Inc.* ...............................................    16,800                    824,880
Applied Micro Circuits Corp.* ..........................................    31,200                    536,640
ASML Holding N.V. (New York
  Shares)* .............................................................    20,400                    453,900
KLA-Tencor Corp.* ......................................................     9,400                    549,618
Lam Research Corp.* ....................................................     9,600                    284,640
Teradyne, Inc.* ........................................................     9,200                    304,520
                                                                                                  -----------
                                                                                                    2,954,198
                                                                                                  -----------
SEMICONDUCTORS (2.6%)
Advanced Micro Devices, Inc.* ..........................................    25,800                    745,104
Agere Systems, Inc.* ...................................................    59,500                    446,250
Altera Corp.* ..........................................................    10,000                    290,000
Bookham Technology plc* ................................................    12,500                     36,250
Broadcom Corp., Ltd., Class A*..........................................     7,000                    299,320
PMC-Sierra, Inc.* ......................................................     7,300                    226,811
Texas Instruments, Inc. ................................................    15,550                    489,825
                                                                                                  -----------
                                                                                                    2,533,560
                                                                                                  -----------
SYSTEMS SOFTWARE (2.3%)
Brocade Communications
  System* ..............................................................     5,100                    224,349
Micromuse, Inc.* .......................................................    14,700                    411,453
Microsoft Corp.* .......................................................    21,800                  1,591,400
                                                                                                  -----------
                                                                                                    2,227,202
                                                                                                  -----------
TELECOMMUNICATIONS EQUIPMENT (0.7%)
Nokia OYJ (ADR) ........................................................    31,400                    692,056
                                                                                                  -----------
  TOTAL INFORMATION TECHNOLOGY..........................................                           12,761,794
                                                                                                  -----------
MATERIALS (2.5%)
CHEMICALS (1.1%)
Air Products & Chemicals, Inc. .........................................    12,000                    549,000
Dow Chemical Co. .......................................................    15,000                    498,750
                                                                                                  -----------
                                                                                                    1,047,750
                                                                                                  -----------
METALS & MINING (1.4%)
Alcoa, Inc. ............................................................    34,000                  1,339,600
                                                                                                  -----------
  TOTAL MATERIALS ......................................................                            2,387,350
                                                                                                  -----------
TELECOMMUNICATION SERVICES (5.2%)
DIVERSIFIED TELECOMMUNICATION
  SERVICES (3.5%)
AT&T Corp. .............................................................    59,500                  1,309,000
Hughes Electronics Corp.* ..............................................    55,000                  1,113,750
SBC Communications, Inc. ...............................................    11,800                    472,708
Sprint Corp. (FON Group) ...............................................    24,600                    525,456
                                                                                                  -----------
                                                                                                    3,420,914
                                                                                                  -----------

EQ ADVISORS TRUST
EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2001 (Unaudited)


                                         NUMBER          VALUE
                                       OF SHARES       (NOTE 1)
                                      -----------   --------------
WIRELESS TELECOMMUNICATION
  SERVICES (1.7%)
Sprint Corp. (PCS Group)* .........      66,200      $ 1,598,730
                                                     -----------
  TOTAL TELECOMMUNICATION
     SERVICES .....................                    5,019,644
                                                     -----------
UTILITIES (3.6%)
ELECTRIC UTILITIES (2.7%)
AES Corp.* ........................       9,500          408,975
CINergy Corp. .....................      18,300          639,585
Edison International ..............      74,800          834,020
Northeast Utilities ...............      36,600          759,450
                                                     -----------
                                                       2,642,030
                                                     -----------
MULTI -- UTILITIES (0.9%)
Williams Cos., Inc. ...............      25,200          830,340
                                                     -----------
  TOTAL UTILITIES .................                    3,472,370
                                                     -----------
TOTAL COMMON STOCKS (95.0%)
  (Cost $87,174,357) ..............                   91,544,733
                                                     -----------


                                            PRINCIPAL          VALUE
                                              AMOUNT         (NOTE 1)
                                          -------------   --------------
SHORT-TERM DEBT
  SECURITIES (5.1%):
TIME DEPOSIT
Chase Nassau
  3.45%, 7/2/01
  (Amortized Cost $4,942,828) .........   $4,942,828       $ 4,942,828
                                                           -----------
TOTAL INVESTMENTS (100.1%)
  (Cost/Amortized Cost
  $92,117,185) ........................                     96,487,561
OTHER ASSETS
  LESS LIABILITIES (-0.1%) ............                       (113,050)
                                                           -----------
NET ASSETS (100%) .....................                    $96,374,511
                                                           ===========

----------
*    Non-income producing.

     Glossary:
     ADR--American Depositary Receipt

--------------------------------------------------------------------------------
Investment security transactions for the period ended June 30, 2001 were as follows:




COST OF PURCHASES:
Stocks and long-term corporate debt securities .........    $11,601,922
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities .........      2,773,902

As of June 30, 2001 the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:




 Aggregate gross unrealized appreciation.........    $ 11,317,990
 Aggregate gross unrealized depreciation.........      (6,947,614)
                                                     ------------
Net unrealized appreciation .....................    $  4,370,376
                                                     ============
Federal income tax cost of investments ..........    $ 92,117,185
                                                     ============

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/CAPITAL GUARDIAN U.S. EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2001 (Unaudited)




                                        NUMBER                  VALUE
                                       OF SHARES              (NOTE 1)
                                      ----------            -------------
COMMON STOCKS:
CONSUMER DISCRETIONARY (14.8%)
APPAREL RETAIL (0.4%)
The GAP, Inc. .....................     23,400              $    678,600
                                                            ------------
GENERAL MERCHANDISE STORES (0.6%)
Dollar General Corp. ..............     29,000                   565,500
Wal-Mart Stores, Inc. .............     11,000                   536,800
                                                            ------------
                                                               1,102,300
                                                            ------------
HOME IMPROVEMENT RETAIL (2.5%)
Lowe's Cos., Inc.^ ................     59,700                 4,331,235
                                                            ------------
HOUSEHOLD DURABLES (0.2%)
Sony Corp. (ADR)^ .................      5,200                   342,160
                                                            ------------
LEISURE FACILITIES (0.9%)
Carnival Corp. ....................     47,500                 1,458,250
                                                            ------------
LEISURE PRODUCTS (0.3%)
Hasbro, Inc. ......................     33,800                   488,410
                                                            ------------
MEDIA (8.3%)
Adelphia Communications Corp.,
  Class A*^ .......................      2,000                    82,000
AOL Time Warner, Inc.* ............     61,600                 3,264,800
AT&T Corp. -- Liberty Media
  Corp., Class A* .................    142,300                 2,488,827
Cablevision Systems Corp. --
  Rainbow Media Group*^ ...........     27,800                   717,240
Cablevision Systems Corp.,
  Class A*^ .......................     24,100                 1,409,850
Charter Communications, Inc.,
  Class A*^ .......................     48,300                 1,127,805
Cox Communications, Inc.,
  Class A*^ .......................     24,500                 1,085,350
Fox Entertainment Group, Inc.,
  Class A* ........................      2,800                    78,120
Knight Ridder, Inc.^ ..............      8,300                   492,190
USA Networks, Inc.* ...............     39,000                 1,092,000
Viacom, Inc.* .....................     16,000                   848,640
Viacom, Inc., Class B* ............     23,200                 1,200,600
Walt Disney Co. ...................     14,900                   430,461
                                                            ------------
                                                              14,317,883
                                                            ------------
RESTAURANTS (0.3%)
McDonald's Corp. ..................     20,300                   549,318
                                                            ------------
SPECIALTY STORES (0.7%)
AutoNation, Inc.,*^ ...............     58,100                   673,960
Williams-Sonoma, Inc.* ............     14,400                   559,008
                                                            ------------
                                                               1,232,968
                                                            ------------
TEXTILES & APPAREL (0.6%)
Jones Apparel Group, Inc. .........     10,500                   453,600
V.F. Corp. ........................     16,200                   589,356
                                                            ------------
                                                               1,042,956
                                                            ------------
  TOTAL CONSUMER DISCRETIONARY.....                           25,544,080
                                                            ------------
CONSUMER STAPLES (9.0%)
BEVERAGES (1.4%)
Anheuser-Busch Cos., Inc. .........     31,900                 1,314,280
PepsiCo, Inc. .....................     24,700                 1,091,740
                                                            ------------
                                                               2,406,020
                                                            ------------
FOOD PRODUCTS (5.8%)
Campbell Soup Co. .................     78,900                 2,031,675
General Mills, Inc. ...............     37,400                 1,637,372
H.J. Heinz Co. ....................     22,500                   920,025
Kellogg Co. .......................    134,600                 3,903,400



                                        NUMBER                 VALUE
                                       OF SHARES              (NOTE 1)
                                      ----------            ------------
Kraft Foods, Inc. .................    23,000               $    713,000
Philip Morris Cos., Inc. ..........    15,700                    796,775
                                                            ------------
                                                              10,002,247
                                                            ------------
HOUSEHOLD PRODUCTS (1.0%)
Clorox Co. ........................    49,800                  1,685,730
                                                            ------------
PERSONAL PRODUCTS (0.8%)
Avon Products, Inc. ...............    31,000                  1,434,680
                                                            ------------
  TOTAL CONSUMER STAPLES ..........                           15,528,677
                                                            ------------
ENERGY (5.3%)
INTEGRATED OIL & GAS (3.0%)
Exxon Mobil Corp. .................    23,200                  2,026,520
Kinder Morgan Management
  LLC* ............................     6,500                    445,250
Royal Dutch Petroleum Co. .........    11,000                    640,970
Shell Transport & Trading Co.
  plc (ADR) .......................    30,900                  1,555,506
Texaco, Inc. ......................     7,900                    526,140
                                                            ------------
                                                               5,194,386
                                                            ------------
OIL & GAS DRILLING (0.3%)
Transocean Sedco Forex, Inc.^ .....    11,000                    453,750
                                                            ------------
OIL & GAS EQUIPMENT &
  SERVICES (1.6%)
Baker Hughes, Inc. ................    56,600                  1,896,100
Weatherford International,
  Inc.*^ ..........................    19,700                    945,600
                                                            ------------
                                                               2,841,700
                                                            ------------
OIL & GAS EXPLORATION &
  PRODUCTION (0.4%)
Unocal Corp. ......................    17,700                    604,455
  TOTAL ENERGY ....................                            9,094,291
                                                            ------------
FINANCIALS (16.2%)
BANKS (6.4%)
Bank of America Corp. .............    58,700                  3,523,761
Bank One Corp. ....................    87,700                  3,139,660
Washington Mutual, Inc.^ ..........    84,850                  3,186,117
Wells Fargo & Co. .................    27,000                  1,253,610
                                                            ------------
                                                              11,103,148
                                                            ------------
DIVERSIFIED FINANCIALS (5.1%)
Citigroup, Inc. ...................    27,633                  1,460,128
Household International, Inc. .....    23,500                  1,567,450
IndyMac Bancorp, Inc.* ............    18,300                    490,440
USA Education, Inc. ...............    72,000                  5,256,000
                                                            ------------
                                                               8,774,018
                                                            ------------
INSURANCE (4.7%)
Allstate Corp. ....................    15,800                    695,042
Berkshire Hathaway, Inc.,
  Class A* ........................        39                  2,706,600
Cincinnati Financial Corp. ........    44,400                  1,753,800
Hartford Financial Services
  Group, Inc. .....................     6,300                    430,920
Jefferson-Pilot Corp. .............    19,450                    939,824
PMI Group, Inc. (The) .............    13,700                    995,442
St. Paul Cos., Inc. ...............    11,000                    557,590
                                                            ------------
                                                               8,079,218
                                                            ------------
  TOTAL FINANCIALS ................                           27,956,384
                                                            ------------

EQ ADVISORS TRUST
EQ/CAPITAL GUARDIAN U.S. EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2001 (Unaudited)




                                                                              NUMBER                VALUE
                                                                             OF SHARES              (NOTE 1)
                                                                           -----------           -------------
HEALTH CARE (10.8%)
BIOTECHNOLOGY (0.3%)
Genentech, Inc.* .......................................................     8,000               $    440,800
                                                                                                 ------------
HEALTH CARE EQUIPMENT &
  SERVICES (3.9%)
Applied Biosystems Group --
  Applera Corp. ........................................................    46,400                  1,241,200
Becton, Dickinson & Co. ................................................    21,800                    780,222
Guidant Corp.* .........................................................    38,274                  1,377,864
Medtronic, Inc. ........................................................    47,400                  2,180,874
PacifiCare Health Systems,
  Inc.*^ ...............................................................     3,500                     57,050
Quintiles Transnational Corp.* .........................................    39,500                    997,375
                                                                                                 ------------
                                                                                                    6,634,585
                                                                                                 ------------
PHARMACEUTICALS (6.7%)
AstraZeneca Group plc (ADR)^............................................   101,200                  4,731,100
Forest Laboratories, Inc.* .............................................    32,600                  2,314,600
Pfizer, Inc. ...........................................................   112,100                  4,489,605
                                                                                                 ------------
                                                                                                   11,535,305
                                                                                                 ------------
  TOTAL HEALTH CARE ....................................................                           18,610,690
                                                                                                 ------------
INDUSTRIALS (10.0%)
AEROSPACE & DEFENSE (1.4%)
Raytheon Co., Class B ..................................................    16,900                    448,695
United Technologies Corp. ..............................................    27,600                  2,021,976
                                                                                                 ------------
                                                                                                    2,470,671
                                                                                                 ------------
COMMERCIAL SERVICES & SUPPLIES (2.0%)
CheckFree Corp.*^ ......................................................    42,100                  1,476,447
Ecolab, Inc. ...........................................................    12,500                    512,125
Robert Half International, Inc.*........................................    18,800                    467,932
TMP Worldwide, Inc.*^ ..................................................    15,800                    948,000
                                                                                                 ------------
                                                                                                    3,404,504
                                                                                                 ------------
CONSTRUCTION & ENGINEERING (1.1%)
Fluor Corp. (New) ......................................................    40,500                  1,828,575
                                                                                                 ------------
ELECTRICAL EQUIPMENT (0.9%)
Emerson Electric Co. ...................................................    26,700                  1,615,350
                                                                                                 ------------
INDUSTRIAL CONGLOMERATES (1.5%)
General Electric Co. ...................................................    10,100                    492,375
Tyco International Ltd. ................................................    37,100                  2,021,950
                                                                                                 ------------
                                                                                                    2,514,325
                                                                                                 ------------
MACHINERY (2.2%)
W.W. Grainger, Inc. ....................................................    11,000                    452,760
Illinois Tool Works, Inc. ..............................................    53,800                  3,405,540
                                                                                                 ------------
                                                                                                    3,858,300
                                                                                                 ------------
RAILROADS (0.9%)
Canadian National Railway Co.^..........................................    15,800                    639,900
Union Pacific Corp. ....................................................    15,200                    834,632
                                                                                                 ------------
                                                                                                    1,474,532
                                                                                                 ------------
  TOTAL INDUSTRIALS ....................................................                           17,166,257
                                                                                                 ------------
INFORMATION TECHNOLOGY (18.9%)
APPLICATION SOFTWARE (1.1%)
Cadence Design Systems, Inc.* ..........................................    18,600                    346,518
Macromedia, Inc.* ......................................................    24,600                    442,800
PeopleSoft, Inc.* ......................................................    11,700                    575,991
Siebel Systems, Inc.*^ .................................................    10,300                    483,070
                                                                                                 ------------
                                                                                                    1,848,379
                                                                                                 ------------



                                                                              NUMBER                VALUE
                                                                             OF SHARES             (NOTE 1)
                                                                           -----------           ------------
COMPUTER HARDWARE (1.2%)
Compaq Computer Corp. ..................................................    20,000               $    309,800
Hewlett-Packard Co. ....................................................    40,500                  1,158,300
International Business Machines
  Corp. ................................................................     5,700                    644,100
                                                                                                 ------------
                                                                                                    2,112,200
                                                                                                 ------------
ELECTRONIC EQUIPMENT &
  INSTRUMENTS (2.0%)
Agilent Technologies, Inc.* ............................................    53,304                  1,732,380
Intersil Holding Corp., Class A*........................................    18,800                    684,320
Koninklijke (Royal) Philips
  Electronics N.V. .....................................................    33,000                    872,190
MIPS Technologies, Inc.,
  Class A*^ ............................................................     1,500                     25,950
MIPS Technologies, Inc.,
  Class B* .............................................................     6,100                     78,690
                                                                                                 ------------
                                                                                                    3,393,530
                                                                                                 ------------
INTERNET SOFTWARE & SERVICES (1.5%)
DoubleClick, Inc.* .....................................................    36,600                    510,936
VeriSign, Inc.*^ .......................................................    26,600                  1,596,266
Yahoo!, Inc.* ..........................................................    22,500                    449,775
                                                                                                 ------------
                                                                                                    2,556,977
                                                                                                 ------------
NETWORKING EQUIPMENT (1.1%)
Cisco Systems, Inc.* ...................................................   105,000                  1,911,000
                                                                                                 ------------
SEMICONDUCTOR EQUIPMENT (5.1%)
Applied Materials, Inc.* ...............................................    74,900                  3,677,590
Applied Micro Circuits Corp.* ..........................................    24,600                    423,120
Credence Systems Corp.*^ ...............................................    12,500                    303,000
KLA-Tencor Corp.* ......................................................    35,300                  2,063,991
Novellus Systems, Inc.* ................................................    11,200                    636,048
Teradyne, Inc.* ........................................................    49,800                  1,648,380
                                                                                                 ------------
                                                                                                    8,752,129
                                                                                                 ------------
SEMICONDUCTORS (3.3%)
Advanced Micro Devices, Inc.* ..........................................    19,400                    560,272
Altera Corp.* ..........................................................    21,800                    632,200
Bookham Technology plc*^ ...............................................     7,000                     20,300
Broadcom Corp., Ltd., Class A*..........................................    19,100                    816,716
Intel Corp. ............................................................    19,000                    555,750
Linear Technology Corp. ................................................    10,000                    442,200
PMC-Sierra, Inc.*^ .....................................................    26,200                    814,034
Texas Instruments, Inc. ................................................    42,420                  1,336,230
Xilinx, Inc.* ..........................................................    14,000                    577,360
                                                                                                 ------------
                                                                                                    5,755,062
                                                                                                 ------------
SYSTEMS SOFTWARE (1.6%)
Brocade Communications
  System* ..............................................................    26,800                  1,178,932
Microsoft Corp.* .......................................................    20,500                  1,496,500
                                                                                                 ------------
                                                                                                    2,675,432
                                                                                                 ------------
TELECOMMUNICATIONS EQUIPMENT (2.0%)
Corning, Inc. ..........................................................    34,200                    571,482
JDS Uniphase Corp.* ....................................................    24,500                    306,250
Newport Corp. ..........................................................     3,200                     84,800
Nokia OYJ (ADR) ........................................................   116,000                  2,556,640
                                                                                                 ------------
                                                                                                    3,519,172
                                                                                                 ------------
  TOTAL INFORMATION TECHNOLOGY..........................................                           32,523,881
                                                                                                 ------------

EQ ADVISORS TRUST
EQ/CAPITAL GUARDIAN U.S. EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2001 (Unaudited)




                                          NUMBER           VALUE
                                         OF SHARES        (NOTE 1)
                                       ------------   ---------------
MATERIALS (1.5%)
CHEMICALS (0.6%)
Air Products & Chemicals, Inc. .....       10,000     $    457,500
Dow Chemical Company ...............       17,800          591,850
                                                      ------------
                                                         1,049,350
                                                      ------------
METALS & MINING (0.9%)
Alcoa, Inc. ........................       38,100        1,501,140
                                                      ------------
  TOTAL MATERIALS ..................                     2,550,490
                                                      ------------
TELECOMMUNICATION SERVICES (3.1%)
DIVERSIFIED TELECOMMUNICATION
  SERVICES (2.3%)
AT&T Corp. .........................       52,500        1,155,000
Hughes Electronics Corp.* ..........       42,100          852,525
Qwest Communications
  International, Inc.* .............       15,200          484,424
SBC Communications, Inc. ...........       14,300          572,858
Sprint Corp. (FON Group) ...........        6,200          132,432
Tycom Ltd.*^ .......................       18,200          313,040
Williams Communications
  Group* ...........................       52,080          153,636
WorldCom, Inc. -- MCI Group*........          878           14,136
WorldCom, Inc. -- WorldCom
  Group* ...........................       21,950          311,690
                                                      ------------
                                                         3,989,741
                                                      ------------
WIRELESS TELECOMMUNICATION
  SERVICES (0.8%)
Sprint Corp. (PCS Group)*^ .........       50,700        1,224,405
Telefonaktiebolaget LM Ericsson
  AB (ADR) .........................       31,000          168,020
                                                      ------------
                                                         1,392,425
                                                      ------------
  TOTAL TELECOMMUNICATION
     SERVICES ......................                     5,382,166
                                                      ------------
UTILITIES (4.4%)
ELECTRIC UTILITIES (2.8%)
AES Corp.* .........................       43,800        1,885,590
CINergy Corp. ......................       26,700          933,165


                                          NUMBER           VALUE
                                         OF SHARES        (NOTE 1)
                                       ------------   ---------------
Edison International ...............      108,100     $  1,205,315
Northeast Utilities ................       33,400          693,050
                                                      ------------
                                                         4,717,120
                                                      ------------
MULTI -- UTILITIES (1.6%)
NRG Energy, Inc. * .................       24,400          538,751
Williams Cos., Inc. ................       68,800        2,266,960
                                                      ------------
                                                         2,805,711
                                                      ------------
  TOTAL UTILITIES ..................                     7,522,831
                                                      ------------
TOTAL COMMON STOCKS (94.0%)
  (Cost $156,255,555)...............                   161,879,747
                                                      ------------
                                       PRINCIPAL
                                         AMOUNT
                                        --------
CONVERTIBLE BONDS:
CONSUMER DISCRETIONARY (0.3%)
  Amazon.com, Inc. 4.75%, 2/1/09
  (Cost $697,804)...................   $ 978,000           462,105
                                                      ------------
SHORT-TERM DEBT SECURITIES (5.5%):
TIME DEPOSIT (5.5%)
Chase Nassau,
  3.45%, 7/2/01
  (Amortized Cost $9,561,495).......   9,561,495         9,561,495
                                                      ------------
TOTAL INVESTMENTS (99.8%)
  (Cost/Amortized Cost
     $166,514,854)..................                   171,903,347
OTHER ASSETS
  LESS LIABILITIES (0.2%) ..........                       305,960
                                                      ------------
NET ASSETS (100%) ..................                  $172,209,307
                                                      ============

----------
*   Non-income producing.

^   All, or a portion of security out on loan (Note 1)

    Glossary:
    ADR--American Depositary Receipt

--------------------------------------------------------------------------------
Investment security transactions for the period ended June 30, 2001 were as follows:




COST OF PURCHASES:
Stocks and long-term corporate debt securities .........    $56,793,580
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities .........     27,748,785

As of June 30, 2001 the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:


Aggregate gross unrealized appreciation .........    $  19,341,903
Aggregate gross unrealized depreciation .........      (13,953,410)
                                                     -------------
Net unrealized appreciation .....................    $   5,388,493
                                                     =============
Federal income tax cost of investments ..........    $ 166,514,854
                                                     =============

At June 30, 2001, the Portfolio had loaned securities with a total value of $17,485,555 which was secured by collateral of $17,593,208.





                       See Notes of Financial Statements.

EQ ADVISORS TRUST
EQ/EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2001 (Unaudited)




                                                NUMBER              VALUE
                                               OF SHARES           (NOTE 1)
                                           --------------      ----------------
COMMON STOCKS:
CONSUMER DISCRETIONARY (12.9%)
APPAREL RETAIL (0.4%)
Limited, Inc. ..........................     111,078          $    1,835,009
Liz Claiborne, Inc. ....................      13,700                 691,165
The GAP, Inc. ..........................     218,775               6,344,475
TJX Cos., Inc. .........................      75,300               2,399,811
                                                                --------------
                                                                  11,270,460
                                                                --------------
AUTO COMPONENTS (0.3%)
AutoZone, Inc.^* .......................      32,800               1,230,000
Cooper Tire & Rubber Co. ...............      18,600                 264,120
Dana Corp. .............................      38,365                 895,439
Delphi Automotive Systems
  Corp. ................................     144,091               2,295,370
Goodyear Tire & Rubber Co.^ ............      40,200               1,125,600
Johnson Controls, Inc. .................      22,100               1,601,587
Snap-On, Inc. ..........................      15,100                 364,816
TRW, Inc. ..............................      31,900               1,307,900
Visteon Corp. ..........................      33,640                 618,303
                                                                --------------
                                                                   9,703,135
                                                                --------------
AUTOMOBILES (0.9%)
Ford Motor Co. .........................     487,197              11,960,686
General Motors Corp. ...................     138,100               8,886,735
Harley-Davidson, Inc.^ .................      77,900               3,667,532
                                                                --------------
                                                                  24,514,953
                                                                --------------
CASINOS & GAMING (0.0%)
Harrah's Entertainment, Inc.^* .........      30,000               1,059,000
                                                                --------------
COMPUTER & ELECTRONICS RETAIL (0.2%)
Best Buy Co., Inc.*^ ...................      53,200               3,379,264
Circuit City Stores -- Circuit
  City Group^ ..........................      52,800                 950,400
RadioShack Corp. .......................      47,800               1,457,900
                                                                --------------
                                                                   5,787,564
                                                                --------------
DEPARTMENT STORES (0.6%)
Dillards, Inc., Class A ................      24,000                 366,480
Federated Department Stores,
  Inc.* ................................      53,500               2,273,750
Kohl's Corp.* ..........................      84,900               5,325,777
May Department Stores Co. ..............      76,600               2,624,316
Nordstrom, Inc.^ .......................      33,500                 621,425
Penny (J.C.), Inc. .....................      67,300               1,774,028
Sears Roebuck & Co.^ ...................      88,200               3,731,742
                                                                --------------
                                                                  16,717,518
                                                                --------------
GENERAL MERCHANDISE STORES (2.5%)
Big Lots, Inc.* ........................      28,600                 391,248
Costco Wholesale Corp.^* ...............     115,000               4,724,200
Dollar General Corp. ...................      84,590               1,649,505
K-Mart Corp.^* .........................     123,500               1,416,545
Office Depot, Inc.* ....................      78,600                 815,868
Target Corp. ...........................     234,200               8,103,320
Wal-Mart Stores, Inc. ..................   1,149,700              56,105,360
                                                                --------------
                                                                  73,206,046
                                                                --------------
HOME IMPROVEMENT RETAIL (1.3%)
Home Depot, Inc. .......................     596,150              27,750,782
Lowe's Cos., Inc.^ .....................      98,500               7,146,175
Sherwin-Williams Co. ...................      41,800                 927,960
                                                                --------------
                                                                  35,824,917
                                                                --------------



                                              NUMBER                 VALUE
                                             OF SHARES             (NOTE 1)
                                           -----------         ----------------
HOTELS (0.2%)
Hilton Hotels Corp. ....................      94,800            $    1,099,680
Marriot International, Inc.,
  Class A^ .............................      61,750                 2,923,245
Starwood Hotels & Resorts
  Worldwide, Inc.^ .....................      49,700                 1,852,816
                                                                --------------
                                                                     5,875,741
                                                                --------------
HOUSEHOLD DURABLES (0.3%)
Black & Decker Corp. ...................      21,400                   844,444
Centex Corp. ...........................      15,100                   615,325
Fortune Brands, Inc. ...................      40,400                 1,549,744
KB Home ................................      12,400                   374,108
Leggett & Platt, Inc. ..................      50,600                 1,114,718
Maytag Corp. ...........................      19,900                   582,274
Newell Rubbermaid, Inc. ................      68,576                 1,721,258
Stanley Works^ .........................      22,200                   929,736
Whirlpool Corp. ........................      18,400                 1,150,000
                                                                --------------
                                                                     8,881,607
                                                                --------------
LEISURE FACILITIES (0.2%)
Carnival Corp. .........................     151,700                 4,657,190
                                                                --------------
LEISURE PRODUCTS (0.1%)
Brunswick Corp. ........................      22,400                   538,272
Hasbro, Inc. ...........................      44,308                   640,251
Mattel, Inc.^ ..........................     109,700                 2,075,524
                                                                --------------
                                                                     3,254,047
                                                                --------------
MEDIA (4.9%)
AOL Time Warner, Inc.* .................   1,105,350                58,583,550
Clear Channel Communications,
  Inc.* ................................     150,790                 9,454,533
Comcast Corp., Class A* ................     232,900                10,107,860
Dow Jones & Co., Inc.^ .................      22,500                 1,343,475
Gannett Co., Inc. ......................      67,900                 4,474,610
Harcourt General, Inc. .................      18,800                 1,093,972
Interpublic Group Cos., Inc.^ ..........      79,200                 2,324,520
Knight Ridder, Inc.^ ...................      19,500                 1,156,350
McGraw-Hill Cos., Inc. .................      50,100                 3,314,115
Meredith Corp.^ ........................      13,000                   465,530
New York Times Co., Class A ............      43,000                 1,806,000
Omnicom Group, Inc.^ ...................      45,800                 3,938,800
Tribune Co. ............................      79,370                 3,175,594
Univision Communications, Inc.,
  Class A*^ ............................      51,100                 2,186,058
Viacom, Inc., Class B* .................     451,800                23,380,650
Walt Disney Co. ........................     536,600                15,502,374
                                                                --------------
                                                                   142,307,991
                                                                --------------
PHOTOGRAPHIC PRODUCTS (0.1%)
Eastman Kodak Co. ......................      79,200                 3,697,056
                                                                --------------
RESTAURANTS (0.4%)
Darden Restaurants, Inc.^ ..............      31,400                   876,060
McDonald's Corp. .......................     339,900                 9,197,694
Tricon Global Restaurants,
  Inc.^* ...............................      37,520                 1,647,128
Wendy's International, Inc. ............      29,200                   745,768
                                                                --------------
                                                                    12,466,650
                                                                --------------
SPECIALTY STORES (0.3%)
American Greetings Corp.^ ..............      16,500                   181,500
Bed Bath & Beyond, Inc.^* ..............      72,700                 2,268,240
Staples, Inc.* .........................     116,850                 1,868,431
Tiffany & Co. ..........................      37,400                 1,354,628
Toys-R-Us, Inc.* .......................      52,500                 1,299,375
                                                                --------------
                                                                     6,972,174
                                                                --------------

EQ ADVISORS TRUST
EQ/EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2001 (Unaudited)




                                         NUMBER                 VALUE
                                        OF SHARES             (NOTE 1)
                                      -----------         ---------------
TEXTILES & APPAREL (0.2%)
Cintas Corp.^ .....................    45,200              $    2,090,500
Nike, Inc., Class B ...............    69,400                   2,914,106
Reebok International Ltd.^* .......    14,600                     466,470
V.F. Corp. ........................    29,500                   1,073,210
                                                           --------------
                                                                6,544,286
                                                           --------------
  TOTAL CONSUMER DISCRETIONARY.....                           372,740,335
                                                           --------------
CONSUMER STAPLES (7.6%)
BEVERAGES (2.1%)
Adolph Coors Co., Class B^ ........     9,500                     476,710
Anheuser-Busch Cos., Inc. .........   233,200                   9,607,840
Brown-Forman Corp., Class B .......    17,700                   1,131,738
Coca-Cola Co. .....................   637,600                  28,692,000
Coca-Cola Enterprises, Inc.^ ......   107,600                   1,759,260
PepsiCo, Inc. .....................   371,500                  16,420,300
Starbucks Corp.*^ .................    96,400                   2,217,200
                                                           --------------
                                                               60,305,048
                                                           --------------
DRUG RETAIL (0.5%)
CVS Corp. .........................   100,600                   3,883,160
Longs Drug Stores Corp. ...........     9,700                     209,035
Walgreen Co. ......................   260,000                   8,879,000
                                                           --------------
                                                               12,971,195
                                                           --------------
FOOD DISTRIBUTORS (0.0%)
SUPERVALU, Inc. ...................    34,000                     596,700
                                                           --------------
FOOD PRODUCTS (2.5%)
Archer-Daniels-Midland Co. ........   162,730                   2,115,490
Campbell Soup Co. .................   108,400                   2,791,300
ConAgra Foods, Inc. ...............   137,200                   2,717,932
General Mills, Inc. ...............    73,500                   3,217,830
H.J. Heinz Co. ....................    89,450                   3,657,611
Hershey Foods Corp. ...............    35,200                   2,172,192
Kellogg Co. .......................   104,400                   3,027,600
Philip Morris Cos., Inc. ..........   579,700                  29,419,775
Quaker Oats Co. ...................    34,200                   3,120,750
Ralston-Purina Group ..............    79,000                   2,371,580
Sara Lee Corp. ....................   223,800                   4,238,772
Unilever N.V. .....................   147,092                   8,762,270
UST, Inc. .........................    41,700                   1,203,462
Wm. Wrigley Jr. Co.^ ..............    58,600                   2,745,410
                                                           --------------
                                                               71,561,974
                                                           --------------
FOOD RETAIL (0.7%)
Albertson's, Inc. .................   108,851                   3,264,441
Kroger Co.* .......................   212,500                   5,312,500
Safeway, Inc.* ....................   128,000                   6,144,000
SYSCO Corp. .......................   171,600                   4,658,940
Winn-Dixie Stores, Inc.^ ..........    36,200                     945,906
                                                           --------------
                                                               20,325,787
                                                           --------------
HOUSEHOLD PRODUCTS (1.4%)
Clorox Co. ........................    60,400                   2,044,540
Colgate Palmolive Co. .............   147,900                   8,724,621
Kimberly-Clark Corp. ..............   138,544                   7,744,610
Procter & Gamble Co. ..............   336,700                  21,481,460
                                                           --------------
                                                               39,995,231
                                                           --------------
PERSONAL PRODUCTS (0.4%)
Alberto-Culver Co., Class B^ ......    14,400                     605,376
Avon Products, Inc. ...............    61,100                   2,827,708
Bausch & Lomb, Inc.^ ..............    13,700                     496,488
Gillette Co. ......................   271,000                   7,856,290
International Flavors &
  Fragrances, Inc.^ ...............    25,700                     645,841
                                                           --------------
                                                               12,431,703
                                                           --------------
  TOTAL CONSUMER STAPLES ..........                           218,187,638
                                                           --------------



                                        NUMBER                  VALUE
                                       OF SHARES               (NOTE 1)
                                      ----------           ---------------
ENERGY (6.6%)
INTEGRATED OIL & GAS (5.4%)
Amerada Hess Corp. ................    23,200              $    1,874,560
Ashland, Inc. .....................    18,000                     721,800
Chevron Corp.^ ....................   168,000                  15,204,000
Conoco, Inc., Class B .............   160,226                   4,630,532
Exxon Mobil Corp. .................   896,766                  78,332,510
Nabors Industries, Inc.^* .........    37,600                   1,398,720
Occidental Petroleum Corp. ........    94,900                   2,523,391
Phillips Petroleum Co.^ ...........    65,600                   3,739,200
Royal Dutch Petroleum Co. .........   552,000                  32,165,040
Texaco, Inc. ......................   141,900                   9,450,540
Tosco Corp. .......................    37,200                   1,638,660
USX-Marathon Group, Inc. ..........    80,300                   2,369,653
                                                           --------------
                                                              154,048,606
                                                           --------------
OIL & GAS DRILLING (0.1%)
Rowan Cos., Inc.* .................    24,200                     534,820
Transocean Sedco Forex, Inc.^ .....    77,492                   3,196,545
                                                           --------------
                                                                3,731,365
                                                           --------------
OIL & GAS EQUIPMENT &
  SERVICES (0.8%)
Apache Corp. ......................    31,500                   1,598,625
Baker Hughes, Inc. ................    85,160                   2,852,860
Devon Energy Corp. ................    32,800                   1,722,000
Halliburton Co. ...................   114,700                   4,083,320
Kerr-McGee Corp.^ .................    24,264                   1,607,975
Kinder Morgan, Inc.^ ..............    29,400                   1,477,350
Noble Drilling Corp.* .............    32,300                   1,057,825
Schlumberger Ltd. .................   146,700                   7,723,755
                                                           --------------
                                                               22,123,710
                                                           --------------
OIL & GAS EXPLORATION &
  PRODUCTION (0.3%)
Anadarko Petroleum Corp.^ .........    62,572                   3,380,765
Burlington Resources, Inc. ........    55,430                   2,214,429
EOG Resources, Inc.^ ..............    29,900                   1,062,945
Oneok, Inc.^ ......................    15,000                     295,500
Unocal Corp. ......................    62,500                   2,134,375
                                                           --------------
                                                                9,088,014
                                                           --------------
OIL & GAS REFINING &
  MARKETING (0.0%)
Sunoco, Inc. ......................    22,400                     820,512
                                                           --------------
  TOTAL ENERGY ....................                           189,812,207
                                                           --------------
FINANCIALS (17.7%)
BANKS (5.7%)
Amsouth Bancorp. ..................    96,950                   1,792,605
Bank of America Corp. .............   422,855                  25,383,986
Bank of New York Co., Inc. ........   190,000                   9,120,000
Bank One Corp. ....................   297,487                  10,650,035
BB&T Corp.^ .......................   102,900                   3,776,430
Charter One Financial, Inc. .......    54,060                   1,724,514
Comerica, Inc. ....................    40,250                   2,318,400
Fifth Third Bancorp^ ..............   145,767                   8,753,284
First Union Corp. .................   253,476                   8,856,451
FleetBoston Financial Corp. .......   277,985                  10,966,508
Golden West Financial Corp. .......    40,700                   2,614,568
Huntington Bancshares, Inc. .......    64,688                   1,057,649
KeyCorp. ..........................   110,800                   2,886,340
Mellon Financial Corp. ............   125,700                   5,782,200
National City Corp. ...............   156,300                   4,810,914
Northern Trust Corp.^ .............    57,100                   3,568,750
PNC Financial Services Group ......    74,400                   4,894,776
Regions Financial Corp. ...........    56,300                   1,801,600
SouthTrust Corp.^ .................    86,600                   2,251,600
SunTrust Banks, Inc. ..............    76,700                   4,968,626

EQ ADVISORS TRUST
EQ/EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2001 (Unaudited)




                                             NUMBER                 VALUE
                                            OF SHARES             (NOTE 1)
                                       ------------------   --------------------
Synovus Financial Corp. ............      73,100            $     2,293,878
Union Planters Corp.^ ..............      34,700                  1,512,920
U.S. Bancorp^ ......................     489,446                 11,154,463
Wachovia Corp. .....................      52,300                  3,721,145
Washington Mutual, Inc.^ ...........     208,116                  7,814,756
Wells Fargo & Co. ..................     423,800                 19,677,034
Zions Bancorp. .....................      25,400                  1,498,600
                                                            ---------------
                                                                165,652,032
                                                            ---------------
DIVERSIFIED FINANCIALS (7.7%)
AMBAC Financial Group, Inc. ........      27,000                  1,571,400
American Express Co. ...............     342,900                 13,304,520
Bear Stearns Co., Inc. .............      27,753                  1,636,594
Capital One Financial Corp. ........      50,500                  3,030,000
Charles Schwab Corp.^ ..............     355,325                  5,436,473
Citigroup, Inc. ....................   1,295,516                 68,455,066
Countrywide Credit Industries,
  Inc. .............................      29,400                  1,348,872
Fannie Mae .........................     259,300                 22,079,395
Franklin Resources, Inc.^ ..........      62,700                  2,869,779
Freddie Mac ........................     178,900                 12,523,000
Household International, Inc. ......     121,579                  8,109,319
JP Morgan Chase & Co. ..............     488,459                 21,785,271
Lehman Brothers Holdings, Inc.......      62,500                  4,859,375
MBNA Corp. .........................     219,199                  7,222,607
Merrill Lynch & Co., Inc. ..........     206,800                 12,252,900
Moody's Corp. ......................      41,700                  1,396,950
Morgan Stanley Dean Witter &
  Co. ..............................     289,610                 18,601,650
Providian Financial Corp. ..........      73,500                  4,351,200
State Street Corp. .................      83,000                  4,107,670
Stilwell Financial, Inc.^ ..........      57,800                  1,939,768
T. Rowe Price Group, Inc. ..........      31,200                  1,166,568
USA Education, Inc. ................      40,000                  2,920,000
                                                            ---------------
                                                                220,968,377
                                                            ---------------
INSURANCE (4.3%)
AFLAC, Inc. ........................     136,600                  4,301,534
Allstate Corp. .....................     188,976                  8,313,054
American General Corp. .............     130,000                  6,038,500
American International Group,
  Inc. .............................     595,687                 51,229,082
Aon Corp.^ .........................      65,625                  2,296,875
Chubb Corp. ........................      45,000                  3,484,350
CIGNA Corp. ........................      40,600                  3,890,292
Cincinnati Financial Corp. .........      41,400                  1,635,300
Conseco, Inc.^ .....................      83,645                  1,141,754
Hartford Financial Services
  Group, Inc. ......................      57,800                  3,953,520
Jefferson-Pilot Corp. ..............      39,750                  1,920,720
John Hancock Financial Services.....      85,500                  3,442,230
Lincoln National Corp. .............      49,100                  2,540,925
Loews Corp. ........................      50,800                  3,273,044
Marsh & McLennan Cos., Inc. ........      69,900                  7,059,900
MBIA, Inc.^ ........................      37,950                  2,113,056
Metlife, Inc.^ .....................     196,800                  6,096,864
MGIC Investment Corp. ..............      27,400                  1,990,336
Progressive Corp. ..................      18,900                  2,555,091
Safeco Corp. .......................      32,800                    967,600
St. Paul Cos., Inc. (The) ..........      57,488                  2,914,067
Torchmark Corp. ....................      32,800                  1,318,888
UnumProvident Corp. ................      61,920                  1,988,871
                                                            ---------------
                                                            $   124,465,853
                                                            ---------------
  TOTAL FINANCIALS .................                            511,086,262
                                                            ---------------



                                          NUMBER                 VALUE
                                         OF SHARES             (NOTE 1)
                                       -----------          ---------------
HEALTH CARE (12.5%)
BIOTECHNOLOGY (0.7%)
Amgen, Inc.* .......................     264,700            $    16,061,996
Biogen, Inc.* ......................      38,100                  2,071,116
Chiron Corp.^* .....................      47,000                  2,397,000
                                                            ---------------
                                                                 20,530,112
                                                            ---------------
HEALTH CARE EQUIPMENT &
  SERVICES (2.4%)
Aetna, Inc.^* ......................      36,343                    940,193
Applied Biosystems Group --
  Applera Corp. ....................      53,600                  1,433,800
Baxter International, Inc. .........     150,400                  7,369,600
Becton, Dickinson & Co. ............      65,200                  2,333,508
Biomet, Inc. .......................      45,750                  2,198,745
Boston Scientific Corp.* ...........     104,600                  1,778,200
C.R. Bard, Inc. ....................      13,100                    746,045
Cardinal Health, Inc. ..............     107,325                  7,405,425
Guidant Corp.* .....................      79,000                  2,844,000
HCA, Inc.^ .........................     143,600                  6,489,284
Healthsouth Corp.* .................      99,200                  1,584,224
Humana, Inc.* ......................      42,700                    420,595
Manor Care, Inc.* ..................      26,300                    835,025
McKesson HBOC, Inc.^ ...............      73,081                  2,712,767
Medtronic, Inc. ....................     308,400                 14,189,484
Quintiles Transnational Corp.* .....      29,700                    749,925
St. Jude Medical, Inc.* ............      21,693                  1,301,580
Stryker Corp. ......................      50,300                  2,758,955
Tenet Healthcare Corp.* ............      81,000                  4,178,790
UnitedHealth Group, Inc. ...........      82,800                  5,112,900
Wellpoint Health Networks,
  Inc.^* ...........................      16,200                  1,526,688
                                                            ---------------
                                                                 68,909,733
                                                            ---------------
PHARMACEUTICALS (9.4%)
Abbott Laboratories ................     399,000                 19,155,990
Allergan, Inc. .....................      33,800                  2,889,900
American Home Products Corp.........     335,600                 19,612,464
Bristol-Myers Squibb Co. ...........     505,900                 26,458,570
Eli Lilly & Co. ....................     290,800                 21,519,200
Forest Laboratories, Inc.* .........      45,000                  3,195,000
Johnson & Johnson^ .................     774,110                 38,705,500
King Pharmaceuticals, Inc.* ........      42,683                  2,294,211
MedImmune, Inc.* ...................      54,000                  2,548,800
Merck & Co., Inc. ..................     592,200                 37,847,502
Pfizer, Inc. .......................   1,625,200                 65,089,260
Pharmacia Corp. ....................     334,052                 15,349,690
Schering-Plough Corp. ..............     377,100                 13,666,104
Watson Pharmaceuticals, Inc.^* .....      26,300                  1,621,132
                                                            ---------------
                                                                269,953,323
                                                            ---------------
  TOTAL HEALTH CARE ................                            359,393,168
                                                            ---------------
INDUSTRIALS (11.1%)
AEROSPACE & DEFENSE (1.4%)
Boeing Co. .........................     230,974                 12,842,155
General Dynamics Corp. .............      51,100                  3,976,091
Goodrich Corp. .....................      26,100                    991,278
Honeywell International, Inc. ......     206,212                  7,215,358
Lockheed Martin Corp. ..............     109,908                  4,072,091
Northrop Grumman Corp. .............      18,500                  1,481,850
Raytheon Co.^ ......................      87,500                  2,323,125
United Technologies Corp. ..........     120,500                  8,827,830
                                                            ---------------
                                                                 41,729,778
                                                            ---------------
AIR FREIGHT & COURIERS (0.1%)
FedEx Corp.* .......................      73,360                  2,949,072
                                                            ---------------

EQ ADVISORS TRUST
EQ/EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2001 (Unaudited)




                                            NUMBER                 VALUE
                                           OF SHARES             (NOTE 1)
                                        ------------         --------------
AIRLINES (0.2%)
AMR Corp.* ..........................        38,600          $    1,394,618
Delta Air Lines, Inc. ...............        31,500               1,388,520
Southwest Airlines Co. ..............       192,468               3,558,733
U.S. Airways Group, Inc.^* ..........        17,300                 420,390
                                                             --------------
                                                                  6,762,261
                                                             --------------
AIRPORT SERVICES (0.1%)
Sabre Holdings Corp. ................        33,242               1,662,100
                                                             --------------
BUILDING PRODUCTS (0.1%)
Masco Corp. .........................       117,600               2,935,296
                                                             --------------
COMMERCIAL SERVICES &
  SUPPLIES (1.7%)
Allied Waste Industries, Inc.^* .....        50,600                 945,208
Automatic Data Processing, Inc.......       161,500               8,026,550
Avery Dennison Corp. ................        28,700               1,465,135
Cendant Corp.* ......................       186,879               3,644,140
Concord EFS, Inc.^* .................        56,100               2,917,761
Convergys Corp.* ....................        39,600               1,197,900
Deluxe Corp. ........................        18,600                 537,540
Ecolab, Inc. ........................        33,000               1,352,010
Equifax, Inc. .......................        36,300               1,331,484
First Data Corp. ....................       104,400               6,707,700
Fiserv, Inc.* .......................        32,200               2,060,156
H&R Block, Inc. .....................        23,500               1,516,925
IMS Health, Inc. ....................        76,500               2,180,250
Pall Corp.^ .........................        31,700                 745,901
Paychex, Inc. .......................        95,775               3,831,000
Pitney Bowes, Inc. ..................        65,700               2,767,284
R.R. Donnelley & Sons Co. ...........        31,300                 929,610
Robert Half International,
  Inc.^* ............................        46,000               1,144,940
TMP Worldwide, Inc.^* ...............        30,500               1,830,000
Waste Management, Inc. ..............       159,956               4,929,844
                                                             --------------
                                                                 50,061,338
                                                             --------------
CONSTRUCTION & ENGINEERING (0.1%)
Crane Co. ...........................        15,600                 483,600
Fluor Corp. .........................        19,500                 880,425
Pulte Homes, Inc.^ ..................        10,400                 443,352
                                                             --------------
                                                                  1,807,377
                                                             --------------
ELECTRICAL EQUIPMENT (0.4%)
American Power Conversion
  Corp.* ............................        50,000                 787,500
Cooper Industries, Inc. .............        24,000                 950,160
Emerson Electric Co. ................       110,000               6,655,000
National Service Industries,
  Inc.^ .............................        10,400                 234,728
Power-One, Inc.^* ...................        19,000                 316,160
Rockwell International Corp. ........        47,600               1,814,512
Thomas & Betts Corp. ................        14,900                 328,843
                                                             --------------
                                                                 11,086,903
                                                             --------------
INDUSTRIAL CONGLOMERATES (5.7%)
General Electric Co. ................     2,549,600             124,293,000
Minnesota Mining &
  Manufacturing Co. .................       101,800              11,615,380
Textron, Inc. .......................        36,900               2,030,976
Tyco International Ltd. .............       480,352              26,179,184
                                                             --------------
                                                                164,118,540
                                                             --------------
MACHINERY (0.9%)
Caterpillar, Inc. ...................        89,000               4,454,450
Cummins, Inc. .......................        10,700                 414,090
Danaher Corp. .......................        36,500               2,044,000
Deere & Co. .........................        60,400               2,286,140
Dover Corp. .........................        52,300               1,969,095



                                            NUMBER                 VALUE
                                           OF SHARES             (NOTE 1)
                                        ------------------   --------------
Eaton Corp. .........................      18,800            $    1,317,880
Grainger (W.W.), Inc. ...............      24,200                   996,072
Illinois Tool Works, Inc. ...........      77,700                 4,918,410
Ingersol-Rand Co. ...................      41,450                 1,707,740
ITT Industries, Inc. ................      22,600                 1,000,050
McDermott International, Inc. .......      15,500                   180,575
Millipore Corp. .....................      11,900                   737,562
Navistar International Corp.* .......      15,200                   427,576
PACCAR, Inc. ........................      19,700                 1,012,974
Parker-Hannifin Corp. ...............      28,850                 1,224,394
                                                             --------------
                                                                 24,691,008
                                                             --------------
RAILROADS (0.4%)
Burlington Northern Santa Fe
  Corp. .............................     104,053                 3,139,279
CSX Corp. ...........................      56,300                 2,040,312
Norfolk Southern Corp. ..............      98,600                 2,041,020
Union Pacific Corp. .................      63,800                 3,503,258
                                                             --------------
                                                                 10,723,869
                                                             --------------
TRADING COMPANIES &
  DISTRIBUTORS (0.0%)
Genuine Parts Co. ...................      45,000                 1,417,500
                                                             --------------
TRUCKING (0.0%)
Ryder System, Inc. ..................      15,300                   299,880
                                                             --------------
  TOTAL INDUSTRIALS .................                           320,244,922
                                                             --------------
INFORMATION TECHNOLOGY (17.5%)
APPLICATION SOFTWARE (0.6%)
Autodesk, Inc.^ .....................      14,800                   552,040
Citrix Systems, Inc.^* ..............      47,800                 1,668,220
Compuware Corp.* ....................      93,900                 1,313,661
Intuit, Inc.* .......................      52,400                 2,095,476
Mercury Interactive Corp.^* .........      20,600                 1,233,940
Parametric Technology Corp.* ........      70,000                   979,300
PeopleSoft, Inc.* ...................      72,000                 3,544,560
Siebel Systems, Inc.*^ ..............     107,300                 5,032,370
Symbol Technologies, Inc.^ ..........      56,400                 1,252,080
                                                             --------------
                                                                 17,671,647
                                                             --------------
COMPUTER HARDWARE (3.7%)
Apple Computer, Inc.* ...............      83,600                 1,943,700
Compaq Computer Corp. ...............     437,537                 6,777,448
Dell Computer Corp.* ................     665,900                17,413,285
Gateway, Inc.^* .....................      82,900                 1,363,705
Hewlett-Packard Co. .................     513,400                14,683,240
International Business Machines
  Corp. .............................     453,300                51,222,900
NCR Corp.* ..........................      24,700                 1,160,900
Palm, Inc.* .........................     145,458                   882,930
Sun Microsystems, Inc.* .............     816,700                12,838,524
                                                             --------------
                                                                108,286,632
                                                             --------------
COMPUTER STORAGE &
  PERIPHERALS (0.7%)
EMC Corp.* ..........................     561,250                16,304,313
Lexmark International, Inc.* ........      32,800                 2,205,800
Network Appliance, Inc.* ............      80,400                 1,101,480
                                                             --------------
                                                                 19,611,593
                                                             --------------
ELECTRONIC EQUIPMENT &
  INSTRUMENTS (0.5%)
Agilent Technologies, Inc.* .........     116,623                 3,790,247
Conexant Systems, Inc.^* ............      58,600                   524,470
Jabil Circuit, Inc.^* ...............      47,000                 1,450,420
Molex, Inc.^ ........................      50,450                 1,842,939
PerkinElmer, Inc. ...................      25,400                   699,262
Sanmina Corp.*^ .....................      78,000                 1,825,980

EQ ADVISORS TRUST
EQ/EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2001 (Unaudited)




                                             NUMBER                 VALUE
                                            OF SHARES             (NOTE 1)
                                       ------------------   --------------------
Solectron Corp.^* ..................     163,800            $    2,997,540
Tektronix, Inc. ....................      24,700                   670,605
Thermo Electron Corp.* .............      44,600                   982,092
                                                            --------------
                                                                14,783,555
                                                            --------------
INTERNET SOFTWARE & SERVICES (0.1%)
BroadVision, Inc.* .................      68,700                   343,500
Yahoo!, Inc.^* .....................     141,400                 2,826,586
                                                            --------------
                                                                 3,170,086
                                                            --------------
IT CONSULTING & SERVICES (0.4%)
Computer Sciences Corp.* ...........      43,300                 1,498,180
Electronic Data Systems Corp.^......     120,100                 7,506,250
Sapient Corp.* .....................      30,500                   297,375
Unisys Corp.* ......................      80,500                 1,184,155
                                                            --------------
                                                                10,485,960
                                                            --------------
NETWORKING EQUIPMENT (1.2%)
Avaya, Inc.* .......................      71,577                   980,605
Cabletron Systems Corp.* ...........      47,400                 1,083,090
Cisco Systems, Inc.* ...............   1,826,700                33,245,940
                                                            --------------
                                                                35,309,635
                                                            --------------
OFFICE ELECTRONICS (0.1%)
Xerox Corp.^ .......................     171,600                 1,642,212
                                                            --------------
SEMICONDUCTOR EQUIPMENT (0.7%)
Applied Materials, Inc.* ...........     208,800                10,252,080
Applied Micro Circuits Corp.* ......      70,500                 1,212,600
KLA-Tencor Corp.* ..................      47,900                 2,800,713
Novellus Systems, Inc.^* ...........      33,700                 1,913,823
QLogic Corp.* ......................      23,100                 1,488,795
Teradyne, Inc.* ....................      44,600                 1,476,260
                                                            --------------
                                                                19,144,271
                                                            --------------
SEMICONDUCTORS (3.3%)
Advanced Micro Devices, Inc.^*......      80,100                 2,313,288
Altera Corp.* ......................     102,700                 2,978,300
Analog Devices, Inc.* ..............      91,500                 3,957,375
Broadcom Corp., Ltd., Class A*......      57,200                 2,445,872
Intel Corp. ........................   1,728,300                50,552,775
Linear Technology Corp. ............      80,100                 3,542,022
LSI Logic Corp.^* ..................      79,800                 1,500,240
Maxim Integrated Products* .........      72,800                 3,218,488
Micron Technology, Inc.* ...........     145,300                 5,971,830
National Semiconductor Corp.* ......      45,700                 1,330,784
Texas Instruments, Inc. ............     444,981                14,016,901
Vitesse Semiconductor Corp.* .......      46,200                   972,048
Xilinx, Inc.^* .....................      84,600                 3,488,904
                                                            --------------
                                                                96,288,827
                                                            --------------
SYSTEMS SOFTWARE (5.0%)
Adobe Systems, Inc. ................      61,700                 2,899,900
BMC Software, Inc.* ................      63,500                 1,431,290
Computer Associates
  International, Inc. ..............     152,125                 5,476,500
Microsoft Corp.* ...................   1,354,600                98,885,800
Novell, Inc.^* .....................      83,600                   475,684
Oracle Corp.* ......................   1,449,120                27,533,280
VERITAS Software Corp.* ............     103,500                 6,885,855
                                                            --------------
                                                               143,588,309
                                                            --------------
TELECOMMUNICATIONS EQUIPMENT (1.2%)
ADC Telecommunications, Inc.*.......     198,700                 1,311,420
Corning, Inc. ......................     227,042                 3,793,872
JDS Uniphase Corp.* ................     336,700                 4,208,750
Lucent Technologies, Inc.^ .........     859,586                 5,329,433
Nortel Networks Corp. ..............     768,900                 6,989,301



                                         NUMBER                 VALUE
                                        OF SHARES             (NOTE 1)
                                       ----------           --------------
QUALCOMM, Inc.* ....................     191,800            $   11,216,464
Tellabs, Inc.^* ....................     105,600                 2,046,528
                                                            --------------
                                                                34,895,768
                                                            --------------
  TOTAL INFORMATION TECHNOLOGY......                           504,878,495
                                                            --------------
MATERIALS (2.5%)
CHEMICALS (1.1%)
Air Products & Chemicals, Inc. .....      59,000                 2,699,250
Dow Chemical Company ...............     230,501                 7,664,158
Du Pont (E.I.) de Nemours &
  Co. ..............................     268,326                12,944,046
Eastman Chemical Co. ...............      19,800                   943,074
Engelhard Corp. ....................      32,800                   845,912
FMC Corp.* .........................       7,800                   534,768
Great Lakes Chemical Corp. .........      13,400                   413,390
Hercules, Inc. .....................      27,600                   311,880
PPG Industries, Inc. ...............      44,800                 2,355,136
Praxair, Inc. ......................      40,700                 1,912,900
Rohm & Haas Co. ....................      55,706                 1,832,728
Sigma-Aldrich Corp. ................      20,700                   799,434
                                                            --------------
                                                                33,256,676
                                                            --------------
CONSTRUCTION MATERIALS (0.0%)
Vulcan Materials Co.^ ..............      26,000                 1,397,500
                                                            --------------
CONTAINERS & PACKAGING (0.2%)
Ball Corp. .........................       7,500                   356,700
Bemis Co. ..........................      13,700                   550,329
Pactiv Corp.* ......................      43,600                   584,240
Pepsi Bottling Group, Inc. .........      40,400                 1,620,040
Sealed Air Corp.^* .................      21,517                   801,508
Temple-Inland, Inc.^ ...............      13,100                   698,099
Tupperware Corp. ...................      14,800                   346,764
                                                            --------------
                                                                 4,957,680
                                                            --------------
METALS & MINING (0.7%)
Alcan, Inc. ........................      86,100                 3,617,922
Alcoa, Inc. ........................     222,848                 8,780,211
Allegheny Technologies, Inc. .......      20,850                   377,177
Barrick Gold Corp.^ ................     101,800                 1,542,270
Freeport McMoran Copper &
  Gold, Inc., Class B^* ............      39,300                   434,265
Homestake Mining Co. ...............      67,700                   524,675
Inco Ltd.* .........................      46,700                   806,042
Newmont Mining Corp.^ ..............      43,207                   804,082
Nucor Corp. ........................      20,900                 1,021,801
Phelps Dodge Corp.^ ................      20,248                   840,292
Placer Dome, Inc. ..................      84,300                   826,140
Timken Co. .........................      15,500                   262,570
USX-U.S. Steel Group, Inc.^ ........      22,800                   459,420
Worthington Industries, Inc. .......      22,000                   299,200
                                                            --------------
                                                                20,596,067
                                                            --------------
PAPER & FOREST PRODUCTS (0.5%)
Boise Cascade Corp. ................      14,700                   516,999
Georgia-Pacific Corp.^ .............      57,804                 1,956,665
International Paper Co. ............     124,435                 4,442,330
Louisiana-Pacific Corp. ............      26,800                   314,364
Mead Corp.^ ........................      26,400                   716,496
Potlatch Corp.^ ....................       7,300                   251,193
Westvaco Corp. .....................      25,900                   629,111
Weyerhaeuser Co. ...................      56,700                 3,116,799
Willamette Industries, Inc. ........      28,100                 1,390,950
                                                            --------------
                                                                13,334,907
                                                            --------------
  TOTAL MATERIALS ..................                            73,542,830
                                                            --------------

EQ ADVISORS TRUST
EQ/EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2001 (Unaudited)




                                             NUMBER                 VALUE
                                           OF SHARES              (NOTE 1)
                                      -------------------   --------------------
TELECOMMUNICATION SERVICES (6.0%)
DIVERSIFIED TELECOMMUNICATION
  SERVICES (5.6%)
Alltel Corp. ......................         81,200           $    4,974,312
Andrew Corp.* .....................         20,800                  383,760
AT&T Corp. ........................        881,908               19,401,976
BellSouth Corp. ...................        482,400               19,426,248
CenturyTel, Inc. ..................         36,150                1,095,345
Comverse Technology, Inc.*^ .......         40,200                2,295,420
Global Crossing, Ltd.^* ...........        226,645                1,958,213
Motorola, Inc. ....................        561,302                9,295,161
Qwest Communications
  International, Inc. .............        427,543               13,625,795
SBC Communications, Inc. ..........        872,533               34,953,672
Scientific-Atlanta, Inc.^ .........         41,000                1,664,600
Sprint Corp. (FON Group) ..........        227,700                4,863,672
Verizon Communications, Inc. ......        699,646               37,431,061
WorldCom, Inc. -- WorldCom
  Group* ..........................        739,495               10,500,829
                                                             --------------
                                                                161,870,064
                                                             --------------
WIRELESS TELECOMMUNICATION
  SERVICES (0.4%)
Citizens Communications Co.* ......         60,500                  727,815
Nextel Communications, Inc.,
  Class A^* .......................        196,000                3,430,000
Sprint Corp. (PCS Group)*^ ........        238,900                5,769,435
                                                             --------------
                                                                  9,927,250
                                                             --------------
  TOTAL TELECOMMUNICATION
     SERVICES .....................                             171,797,314
                                                             --------------
UTILITIES (3.5%)
ELECTRIC UTILITIES (2.3%)
AES Corp.^* .......................        117,600                5,062,680
Allegheny Energy, Inc. ............         28,400                1,370,300
Ameren Corp.^ .....................         35,300                1,507,310
American Electric Power Co.^ ......         82,880                3,826,570
CINergy Corp. .....................         40,900                1,429,455
CMS Energy Corp. ..................         31,100                  866,135
Consolidated Edison, Inc.^ ........         54,500                2,169,100
Constellation Energy Group,
  Inc.^ ...........................         38,500                1,640,100
Dominion Resources, Inc. ..........         61,223                3,681,339
DTE Energy Co. ....................         36,700                1,704,348
Duke Energy Corp. .................        189,460                7,390,834
Edison International^ .............         83,800                  934,370
Entergy Corp. .....................         57,400                2,203,586
Exelon Corp. ......................         83,300                5,341,196
FirstEnergy Corp. .................         58,800                1,891,008
FPL Group, Inc.^ ..................         45,800                2,757,618
GPU, Inc. .........................         31,200                1,096,680
Mirant Corp.^* ....................         87,991                3,026,890
Niagara Mohawk Holdings, Inc.*.....         41,200                  728,828
PG&E Corp. ........................         99,200                1,111,040
Pinnacle West Capital Corp. .......         21,800                1,033,320
PPL Corp.^ ........................         37,244                2,048,420
Public Service Enterprise Group,
  Inc. ............................         55,200                2,699,280
Reliant Energy, Inc. ..............         75,700                2,438,297
Southern Co.^ .....................        166,900                3,880,425
TXU Corp.^ ........................         68,000                3,276,920
                                                             --------------
                                                                 65,116,049
                                                             --------------
GAS UTILITIES (0.4%)
El Paso Corp. .....................        127,696                6,709,148
KeySpan Corp. .....................         34,600                1,262,208
Nicor, Inc. .......................         11,800                  459,964



                                             NUMBER                 VALUE
                                           OF SHARES              (NOTE 1)
                                      -------------------   --------------------
NiSource, Inc.^ ...................         52,459           $    1,433,704
Peoples Energy Corp. ..............          9,100                  365,820
Sempra Energy .....................         52,522                1,435,952
                                                             --------------
                                                                 11,666,796
                                                             --------------
MULTI -- UTILITIES (0.8%)
Calpine Corp.^* ...................         71,000                2,683,800
Dynegy, Inc., Class A .............         79,713                3,706,655
Enron Corp. .......................        190,200                9,319,800
Progress Energy, Inc. .............         53,100                2,385,252
Progress Energy, Inc.* ............         30,200                       --
Williams Cos., Inc. ...............        114,000                3,756,300
XCEL Energy, Inc. .................         87,245                2,482,120
                                                             --------------
                                                                 24,333,927
                                                             --------------
  TOTAL UTILITIES .................                             101,116,772
                                                             --------------
TOTAL COMMON STOCKS (97.9%)
  (Cost $2,512,011,031)............                           2,822,799,943
                                                             --------------
                                        PRINCIPAL
                                         AMOUNT
                                        ---------
SHORT-TERM DEBT
  SECURITIES:
TIME DEPOSIT (0.0%)
Chase Nassau,
  3.45%, 7/2/01 ...................    $  103,370                   103,370
                                                             --------------
U.S. GOVERNMENT (0.2%)
U.S. Treasury Bill,
  7/26/01+ ........................     3,700,000                 3,690,416
                                                             --------------
U.S. GOVERNMENT AGENCIES
  (2.0%)
Federal National Mortgage
  Association
  (Discount Note) 7/2/01 ..........    58,000,000                57,993,652
                                                             --------------
TOTAL SHORT-TERM DEBT SECURITIES
  (2.2%)
  (Amortized Cost $61,787,438).....                              61,787,438
                                                             --------------
TOTAL INVESTMENTS (100.1%)
  (Cost/Amortized Cost
  $2,573,798,469)..................                           2,884,587,381
OTHER ASSETS
  LESS LIABILITIES (-0.1%) ........                              (2,194,618)
                                                             --------------
NET ASSETS (100.0%) ...............                          $2,882,392,763
                                                             ==============

---------------------
*     Non-income producing.

^     All, or a portion of security out on loan (Note 1).

+ All, or a portion of security held by broker as collateral for financial futures contracts.

EQ ADVISORS TRUST
EQ/EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2001 (Unaudited)

--------------------------------------------------------------------------------
At June 30, 2001, the Portfolio had the following futures contracts open: (Note
1)






                           NUMBER OF      EXPIRATION        ORIGINAL         VALUE AT         UNREALIZED
PURCHASE:                  CONTRACTS         DATE             VALUE           6/30/01        DEPRECIATION
-----------------------   -----------   --------------   --------------   --------------   ----------------
S&P 500 Index .........   164           September-01      $51,607,413      $50,499,700       $ (1,107,713)
                                                                                             ============

Investment security transactions for the period ended June 30, 2001 were as follows:


COST OF PURCHASES:
Stocks and long-term corporate debt securities .........    $   29,075,365
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities .........         4,864,348

As of June 30, 2001, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:


Aggregate gross unrealized appreciation .........    $  617,150,691
Aggregate gross unrealized depreciation .........      (306,361,779)
                                                     --------------
Net unrealized appreciation .....................    $  310,788,912
                                                     ==============
Federal income tax cost of investments ..........    $2,573,798,469
                                                     ==============

At June 30, 2001, the Portfolio had loaned securities with a total value $193,468,196 which was secured by collateral of $196,367,770.








































                       See Notes to Financial Statements

EQ ADVISORS TRUST
EQ/EVERGREEN OMEGA PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2001 (Unaudited)




                                                                             NUMBER                 VALUE
                                                                            OF SHARES             (NOTE 1)
                                                                           ----------             -----------
COMMON STOCKS:
CONSUMER DISCRETIONARY (27.5%)
AUTOMOBILES (1.7%)
Harley-Davidson, Inc.^ .................................................     3,700                $   174,196
                                                                                                  -----------
COMPUTER & ELECTRONICS RETAIL (1.7%)
Best Buy Co., Inc.*^ ...................................................     2,800                    177,856
                                                                                                  -----------
GENERAL MERCHANDISE STORES (1.2%)
Family Dollar Stores, Inc. .............................................     5,000                    128,150
                                                                                                  -----------
HOME IMPROVEMENT RETAIL (1.0%)
Lowe's Cos., Inc.^ .....................................................     1,400                    101,570
                                                                                                  -----------
HOUSEHOLD DURABLES (3.8%)
Centex Corp. ...........................................................     2,000                     81,500
Ethan Allen Interiors, Inc. ............................................     3,000                     97,500
Furniture Brands International,
  Inc.* ................................................................     4,400                    123,200
Pier 1 Imports, Inc. ...................................................     8,600                     98,900
                                                                                                  -----------
                                                                                                      401,100
                                                                                                  -----------
INTERNET RETAIL (0.6%)
Amazon.com, Inc.* ......................................................     4,500                     63,675
                                                                                                  -----------
LEISURE FACILITIES (1.1%)
Six Flags, Inc.* .......................................................     5,500                    115,720
                                                                                                  -----------
MEDIA (9.9%)
AOL Time Warner, Inc.* .................................................     5,820                    308,460
Clear Channel Communications,
  Inc.* ................................................................     3,400                    213,180
Comcast Corp., Class A* ................................................     5,400                    234,360
Omnicom Group, Inc.^ ...................................................       500                     43,000
Viacom, Inc., Class B* .................................................     4,533                    234,583
                                                                                                  -----------
                                                                                                    1,033,583
                                                                                                  -----------
RESTAURANTS (2.9%)
Applebee's International, Inc. .........................................     4,800                    153,600
Brinker International, Inc.* ...........................................     5,700                    147,345
                                                                                                  -----------
                                                                                                      300,945
                                                                                                  -----------
SPECIALTY STORES (3.2%)
Bed Bath & Beyond, Inc.* ...............................................     5,600                    174,720
Borders Group, Inc.* ...................................................     1,500                     33,600
Toys-R-Us, Inc.* .......................................................     5,000                    123,750
                                                                                                  -----------
                                                                                                      332,070
                                                                                                  -----------
TEXTILES & APPAREL (0.4%)
Skechers U.S.A., Inc.* .................................................     1,300                     37,999
                                                                                                  -----------
  TOTAL CONSUMER DISCRETIONARY..........................................                            2,866,864
                                                                                                  -----------
ENERGY (4.6%)
INTEGRATED OIL & GAS (0.6%)
Nabors Industries, Inc.* ...............................................     1,700                     63,240
                                                                                                  -----------
OIL & GAS DRILLING (0.8%)
Cooper Cameron Corp.* ..................................................     1,500                     83,700
                                                                                                  -----------
OIL & GAS EQUIPMENT & SERVICES (3.2%)
Devon Energy Corp. .....................................................     1,700                     89,250
Kerr-McGee Corp. .......................................................     1,500                     99,405
National-Oilwell, Inc.* ................................................     2,000                     53,600
Weatherford International, Inc.*........................................     2,000                     96,000
                                                                                                  -----------
                                                                                                      338,255
                                                                                                  -----------
  TOTAL ENERGY .........................................................                              485,195
                                                                                                  -----------



                                                                             NUMBER                 VALUE
                                                                            OF SHARES             (NOTE 1)
                                                                           ----------             -----------
FINANCIALS (3.2%)
DIVERSIFIED FINANCIALS (3.2%)
Citigroup, Inc. ........................................................    3,948                 $   208,612
JP Morgan Chase & Co. ..................................................    2,910                     129,786
                                                                                                  -----------
  TOTAL FINANCIALS .....................................................                              338,398
                                                                                                  -----------
HEALTH CARE (20.0%)
BIOTECHNOLOGY (1.4%)
Cell Therapeutics, Inc.* ...............................................    1,700                      46,988
Genentech, Inc.* .......................................................    1,800                      99,180
                                                                                                  -----------
                                                                                                      146,168
                                                                                                  -----------
HEALTH CARE EQUIPMENT & SERVICES (8.4%)
Abgenix, Inc.* .........................................................      800                      36,000
AmeriSource Health Corp.,
  Class A* .............................................................    2,800                     154,840
Cardinal Health, Inc. ..................................................    2,950                     203,550
Medtronic, Inc. ........................................................    3,280                     150,913
Respironics, Inc.* .....................................................    3,500                     104,160
St. Jude Medical, Inc.* ................................................    1,500                      90,000
Stryker Corp. ..........................................................    2,500                     137,125
                                                                                                  -----------
                                                                                                      876,588
                                                                                                  -----------
PHARMACEUTICALS (10.2%)
American Home Products Corp.............................................    1,760                     102,854
Express Scripts, Inc.* .................................................    4,000                     220,120
IDEC Pharmaceuticals Corp.* ............................................    1,700                     115,073
Mylan Laboratories .....................................................    9,100                     255,983
OSI Pharmaceuticals, Inc.* .............................................    1,900                      99,921
Pfizer, Inc. ...........................................................    3,972                     159,079
Watson Pharmaceuticals, Inc.* ..........................................    1,700                     104,788
                                                                                                  -----------
                                                                                                    1,057,818
                                                                                                  -----------
  TOTAL HEALTH CARE ....................................................                            2,080,574
                                                                                                  -----------
INDUSTRIALS (11.8%)
COMMERCIAL SERVICES & SUPPLIES (5.5%)
Concord EFS, Inc.* .....................................................    1,500                      78,015
DeVry, Inc. ............................................................    3,700                     133,644
Paychex, Inc. ..........................................................    4,000                     160,000
Republic Services, Inc.* ...............................................   10,000                     198,500
                                                                                                  -----------
                                                                                                      570,159
                                                                                                  -----------
CONSTRUCTION & ENGINEERING (0.7%)
Pulte Homes, Inc. ......................................................    1,800                      76,734
                                                                                                  -----------
ELECTRICAL EQUIPMENT (1.2%)
Advanced Energy Industries,
  Inc.* ................................................................    3,000                     123,810
                                                                                                  -----------
INDUSTRIAL CONGLOMERATES (3.2%)
Tyco International Ltd. ................................................    6,110                     332,995
                                                                                                  -----------
MACHINERY (1.2%)
Grainger (W.W.), Inc. ..................................................    3,000                     123,480
                                                                                                  -----------
  TOTAL INDUSTRIALS ....................................................                            1,227,178
                                                                                                  -----------
INFORMATION TECHNOLOGY (23.6%)
APPLICATION SOFTWARE (7.5%)
Electronic Arts, Inc.*^ ................................................    5,000                     289,500
NVIDIA Corp.* ..........................................................    1,400                     129,850
Parametric Technology Corp.* ...........................................   15,900                     222,441
Rational Software Corp.* ...............................................    5,000                     140,250
                                                                                                  -----------
                                                                                                      782,041
                                                                                                  -----------

EQ ADVISORS TRUST
EQ/EVERGREEN OMEGA PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2001 (Unaudited)




                                           NUMBER           VALUE
                                         OF SHARES        (NOTE 1)
                                       -------------   --------------
COMPUTER STORAGE & PERIPHERALS (1.0%)
Lexmark International, Inc.* .......       1,500        $   100,875
                                                        -----------
ELECTRONIC EQUIPMENT &
  INSTRUMENTS (1.8%)
Intersil Corp., Class A* ...........       3,500            127,400
Waters Corp.* ......................       2,000             55,220
                                                        -----------
                                                            182,620
                                                        -----------
INTERNET SOFTWARE & SERVICES (2.1%)
Affiliated Computer Services,
  Inc., Class A* ...................       3,000            215,730
                                                        -----------
IT CONSULTING & SERVICES (1.2%)
Sungard Data Systems, Inc.* ........       4,000            120,040
                                                        -----------
SEMICONDUCTOR EQUIPMENT (2.9%)
Cirrus Logic, Inc.* ................       2,000             46,060
LTX Corp.* .........................       3,700             94,572
QLogic Corp.* ......................       2,500            161,125
                                                        -----------
                                                            301,757
                                                        -----------
SEMICONDUCTORS (4.8%)
Altera Corp.* ......................       2,000             58,000
Microchip Technology, Inc.* ........       3,400            113,662
Micron Technology, Inc.* ...........       2,700            110,970
Texas Instruments, Inc. ............       5,300            166,950
Xilinx, Inc.* ......................       1,200             49,488
                                                        -----------
                                                            499,070
                                                        -----------
SYSTEMS SOFTWARE (2.5%)
Microsoft Corp.* ...................       3,560            259,880
                                                        -----------
  TOTAL INFORMATION TECHNOLOGY......                      2,462,013
                                                        -----------


                                           NUMBER           VALUE
                                         OF SHARES        (NOTE 1)
                                       -------------   --------------
MATERIALS (2.3%)
CHEMICALS (1.6%)
Air Products & Chemicals, Inc. .....       3,600        $   164,700
                                                        -----------
METALS & MINING (0.7%)
Lone Star Technologies, Inc. .......       2,000             72,400
                                                        -----------
  TOTAL MATERIALS ..................                        237,100
                                                        -----------
TOTAL COMMON STOCKS (93.0%)
  (Cost $9,399,659).................                      9,697,322
                                                        -----------
                                        PRINCIPAL
                                          AMOUNT
                                        ---------
SHORT-TERM DEBT SECURITIES
TIME DEPOSIT (7.2%)
Chase Nassau, 3.45%, 7/2/01
  (Amortized Cost $752,320).........    $752,320            752,320
                                                        -----------
TOTAL INVESTMENTS (100.2%)
  (Cost/Amortized Cost
  $10,151,979)......................                     10,449,642
OTHER ASSETS
  LESS LIABILITIES (-0.2%) .........                        (23,598)
                                                        -----------
NET ASSETS (100%) ..................                    $10,426,044
                                                        ===========

------------
*   Non-income producing

^   All, or a portion of security out on loan.




--------------------------------------------------------------------------------
Investment security transactions for the period ended June 30, 2001 were as follows:




COST OF PURCHASES:
Stocks and long-term corporate debt securities .........    $15,806,041
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities .........     13,319,672

As of June 30, 2001, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:



Aggregate gross unrealized appreciation ..........     $   728,101
Aggregate gross unrealized depreciation ..........        (430,438)
                                                       -----------
Net unrealized appreciation ......................     $   297,663
                                                       ===========
Federal income tax cost of investments ...........     $10,151,979
                                                       ===========

For the period ended June 30, 2001, the Portfolio incurred approximately $2,160 and $35 as brokerage commissions with First Union Securities, Inc. and Bernstein (Sanford C.) & Co., Inc. respectively all affiliated broker/dealers.


The Portfolio has a net capital loss carryforward of $644,030 of which $158,113 expires in the year 2007 and $485,917 expires in the year 2008.





                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/FI MID CAP PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2001 (Unaudited)




                                          NUMBER                VALUE
                                         OF SHARES              (NOTE 1)
                                        ----------            ------------
COMMON STOCKS:
CONSUMER DISCRETIONARY (11.5%)
APPAREL RETAIL (0.3%)
Abercrombie & Fitch Co.,
  Class A* ..........................    7,210                $    320,845
                                                              ------------
AUTO COMPONENTS (0.6%)
AutoZone, Inc.* .....................    9,200                     345,000
TRW, Inc. ...........................    7,500                     307,500
                                                              ------------
                                                                   652,500
                                                              ------------
AUTOMOBILES (0.1%)
DaimlerChrysler AG ..................    1,830                      84,363
                                                              ------------
CASINOS & GAMING (1.4%)
Harrah's Entertainment, Inc.* .......   20,600                     727,180
International Game Technology*.......    6,560                     411,640
MGM Mirage, Inc.* ...................   14,100                     422,436
                                                              ------------
                                                                 1,561,256
                                                              ------------
COMPUTER & ELECTRONICS RETAIL (0.1%)
CDW Computer Centers, Inc.* .........    1,700                      67,507
                                                              ------------
DEPARTMENT STORES (0.3%)
Delhaize-Le Lion ....................    5,780                     338,997
Penny (J.C.), Inc. ..................    1,600                      42,176
                                                              ------------
                                                                   381,173
                                                              ------------
GENERAL MERCHANDISE STORES (1.6%)
Big Lots, Inc.* .....................    2,600                      35,568
K-Mart Corp.* .......................   64,300                     737,521
Venator Group, Inc.* ................   65,200                     997,560
                                                              ------------
                                                                 1,770,649
                                                              ------------
HOTELS (0.8%)
Hilton Hotels Corp. .................   82,600                     958,160
                                                              ------------
HOUSEHOLD DURABLES (1.0%)
Centex Corp. ........................    6,600                     268,950
Furniture Brands International,
  Inc.* .............................    8,090                     226,520
Pier 1 Imports, Inc. ................   55,700                     640,550
                                                              ------------
                                                                 1,136,020
                                                              ------------
HOUSEHOLD PRODUCTS (0.1%)
Polycom, Inc.* ......................    4,200                      96,978
                                                              ------------
LEISURE FACILITIES (0.0%)
Six Flags, Inc. * ...................    2,200                      46,288
                                                              ------------
LEISURE PRODUCTS (0.2%)
Mattel, Inc. ........................   11,170                     211,336
                                                              ------------
MEDIA (1.7%)
Adelphia Communications Corp.,
  Class A* ..........................   38,700                   1,586,700
Chris-Craft Industries, Inc.* .......    1,070                      76,398
Insight Communications* .............    2,800                      70,000
Pegasus Communications Corp.*........    8,100                     182,250
Penton Media, Inc.* .................      500                       8,750
Radio One, Inc., Class D* ...........    2,000                      43,950
                                                              ------------
                                                                 1,968,048
                                                              ------------
RESTAURANTS (1.5%)
Applebee's International, Inc. ......    1,500                      48,000
Brinker International, Inc.* ........   12,235                     316,275
California Pizza Kitchen, Inc. ......    1,600                      37,200
Jack in the Box, Inc.* ..............   14,860                     387,846



                                        NUMBER                   VALUE
                                       OF SHARES                (NOTE 1)
                                       ---------              ------------
Tricon Global Restaurants, Inc.*.....    9,130                $    400,807
Wendy's International, Inc. .........   20,100                     513,354
                                                              ------------
                                                                 1,703,482
                                                              ------------
SPECIALTY STORES (0.9%)
AutoNation, Inc.,* ..................   49,120                     569,792
Office Depot, Inc.* .................   39,700                     412,086
                                                              ------------
                                                                   981,878
                                                              ------------
TEXTILES & APPAREL (1.0%)
Jones Apparel Group, Inc. ...........    6,120                     264,384
Mohawk Industries, Inc.* ............    1,740                      61,248
Reebok International Ltd.* ..........   25,890                     827,186
                                                              ------------
                                                                 1,152,818
                                                              ------------
  TOTAL CONSUMER DISCRETIONARY.......                           13,093,301
                                                              ------------
CONSUMER STAPLES (5.9%)
BEVERAGES (0.3%)
Panamerican Beverages, Inc. .........    7,900                     160,370
PepsiCo, Inc. .......................    4,530                     200,226
                                                              ------------
                                                                   360,596
                                                              ------------
DRUG RETAIL (0.3%)
CVS Corp. ...........................    1,830                      70,638
Rite Aid Corp. ......................   29,100                     247,590
                                                              ------------
                                                                   318,228
                                                              ------------
FOOD PRODUCTS (3.9%)
Archer Daniels Midland Co. ..........   32,060                     416,780
Earthgrains Co. .....................   20,600                     535,600
Flowers Foods, Inc. .................    9,680                     303,468
Hershey Foods Corp. .................    9,800                     604,758
McCormick & Co., Inc. (Non
  Voting) ...........................   10,180                     427,764
Nestle S.A. (Registered) ............    1,000                     212,541
Philip Morris Cos., Inc. ............   17,290                     877,467
RJ Reynolds Tobacco Holdings ........   19,270                   1,052,142
                                                              ------------
                                                                 4,430,520
                                                              ------------
FOOD RETAIL (0.8%)
Fleming Cos., Inc. ..................   14,300                     510,510
Hormel Foods Corp. ..................    5,700                     138,738
SYSCO Corp. .........................   10,680                     289,962
                                                              ------------
                                                                   939,210
                                                              ------------
HOUSEHOLD PRODUCTS (0.2%)
Kimberly-Clark Corp. ................    4,360                     243,724
                                                              ------------
PERSONAL PRODUCTS (0.4%)
Alberto-Culver Co., Class B .........    9,650                     405,686
                                                              ------------
  TOTAL CONSUMER STAPLES ............                            6,697,964
                                                              ------------
ENERGY (4.2%)
INTEGRATED OIL & GAS (1.4%)
Conoco, Inc., Class B ...............   14,190                     410,091
Occidental Petroleum Corp. ..........    7,900                     210,061
Tosco Corp. .........................   17,820                     784,971
USX-Marathon Group, Inc. ............    4,600                     135,746
                                                              ------------
                                                                 1,540,869
                                                              ------------
OIL & GAS DRILLING (1.2%)
Equitable Resources, Inc. ...........   10,400                     346,424
Pride International, Inc.* ..........   52,020                     988,380
                                                              ------------
                                                                 1,334,804
                                                              ------------

EQ ADVISORS TRUST
EQ/FI MID CAP PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2001 (Unaudited)




                                        NUMBER                     VALUE
                                       OF SHARES                  (NOTE 1)
                                      -----------               ------------
OIL & GAS EQUIPMENT &
  SERVICES (1.5%)
Diamond Offshore Drilling, Inc.........   17,900                $    591,595
Kinder Morgan, Inc. ...................    6,710                     337,178
National-Oilwell, Inc.* ...............   17,200                     460,960
Varco International, Inc.* ............    6,510                     121,151
Weatherford International, Inc.*.......    4,640                     222,720
                                                                ------------
                                                                   1,733,604
                                                                ------------
OIL & GAS EXPLORATION &
  PRODUCTION (0.2%)
Global Industries Ltd.* ...............   14,100                     175,827
                                                                ------------
  TOTAL ENERGY ........................                            4,785,104
                                                                ------------
FINANCIALS (10.6%)
BANKS (1.2%)
Commerce Bancorp, Inc. ................    3,920                     274,792
Dime Bancorp, Inc. ....................   16,140                     601,215
North Fork Bancorporation, Inc.........   15,900                     492,900
Old Republic International
  Corp. ...............................    1,600                      46,400
                                                                ------------
                                                                   1,415,307
                                                                ------------
DIVERSIFIED FINANCIALS (3.7%)
AMBAC Financial Group, Inc. ...........   14,115                     821,493
Fannie Mae ............................   11,940                   1,016,691
Federated Investors, Inc. .............    8,500                     273,700
Freddie Mac ...........................   18,737                   1,311,590
Greenpoint Financial Corp. ............    6,400                     245,760
RenaissanceRe Holdings Ltd.* ..........    1,300                      96,330
USA Education, Inc. ...................    6,660                     486,180
                                                                ------------
                                                                   4,251,744
                                                                ------------
INSURANCE (5.2%)
Ace Ltd. ..............................   17,390                     679,775
American Financial Group, Inc. ........    5,520                     167,256
Everest Re Group Ltd. .................    5,900                     441,320
Fidelity National Financial, Inc. .....   37,780                     928,255
First American Corp. ..................   28,710                     543,768
Gallagher (Arthur J.) & Co.* ..........    2,680                      69,680
Hilb, Rogal & Hamilton Co. ............      200                       8,750
Markel Corp.* .........................    2,660                     522,690
MBIA, Inc. ............................   15,315                     852,739
Mercury General Corp. .................    3,400                     118,898
PMI Group, Inc. .......................    1,600                     116,256
Progressive Corp. .....................    2,370                     320,400
Protective Life Corp. .................    9,160                     314,829
Radian Group, Inc.* ...................    3,300                     133,485
The St. Paul Cos., Inc. ...............    2,570                     130,273
XL Capital Ltd. .......................    6,390                     524,619
                                                                ------------
                                                                   5,872,993
                                                                ------------
REAL ESTATE (0.4%)
D.R. Horton, Inc. .....................    8,100                     183,870
Homestore.com, Inc. ...................    8,900                     311,144
                                                                ------------
                                                                     495,014
                                                                ------------
  TOTAL FINANCIALS ....................                           12,035,058
                                                                ------------
HEALTH CARE (12.3%)
BIOTECHNOLOGY (0.6%)
Gilead Sciences, Inc.* ................   12,700                     739,013
                                                                ------------



                                           NUMBER                   VALUE
                                          OF SHARES                (NOTE 1)
                                          ---------             ---------------
HEALTH CARE EQUIPMENT &
  SERVICES (6.6%)
AmeriPath, Inc.* ......................    3,430                $    100,499
AmeriSource Health Corp.,
  Class A* ............................    6,910                     382,123
Apogent Technologies, Inc. ............    4,200                     103,320
Biomet, Inc. ..........................    7,570                     363,814
Cardinal Health, Inc. .................    3,345                     230,805
Caremark Rx, Inc.* ....................   14,490                     238,361
First Health Group Corp.* .............    6,620                     159,674
Gentiva Health Services* ..............   23,900                     430,200
Health Management Associates,
  Inc., Class A* ......................   27,410                     576,707
Healthsouth Corp.* ....................   47,060                     751,548
Hillenbrand Industries, Inc. ..........    5,660                     323,243
ImClone Systems, Inc.* ................   11,000                     580,800
J.D. Edwards & Co.* ...................    2,610                      36,905
Lincare Holdings, Inc.* ...............    9,820                     294,698
Manor Care, Inc.* .....................    8,000                     254,000
McKesson HBOC, Inc. ...................   33,260                   1,234,611
Oxford Health Plans, Inc.* ............   14,750                     421,850
St. Jude Medical, Inc.* ...............   12,490                     749,400
Transkaryotic Therapies, Inc.* ........    6,100                     179,645
Wellpoint Health Networks,
  Inc.* ...............................    1,020                      96,125
                                                                ------------
                                                                   7,508,328
                                                                ------------
PHARMACEUTICALS (5.1%)
Andrx Group* ..........................    5,700                     438,900
Barr Laboratories, Inc.* ..............    4,000                     281,640
Biovail Corp.* ........................    8,020                     349,932
Carter-Wallace, Inc. ..................    4,620                      89,397
Genzyme Corp.-General
  Division* ...........................   19,862                   1,211,582
ICN Pharmaceuticals, Inc. .............    3,100                      98,332
IDEC Pharmaceuticals Corp.* ...........   19,020                   1,287,464
IVAX Corp.* ...........................   16,175                     630,825
Millennium Pharmaceuticals,
  Inc.* ...............................   12,320                     438,345
Teva Pharmaceutical Industries
  Ltd. (ADR) ..........................   14,760                     919,548
Vertex Pharmaceuticals, Inc.* .........      830                      41,085
                                                                ------------
                                                                   5,787,050
                                                                ------------
  TOTAL HEALTH CARE ...................                           14,034,391
                                                                ------------
INDUSTRIALS (9.1%)
AEROSPACE & DEFENSE (0.5%)
Raytheon Co. ..........................   22,600                     600,030
                                                                ------------
AIRLINES (2.6%)
AMR Corp.* ............................   25,300                     914,089
Continental Airlines, Inc.,
  Class B* ............................   26,300                   1,295,275
Northwest Airlines Corp.* .............   31,300                     790,325
                                                                ------------
                                                                   2,999,689
                                                                ------------
BUILDING PRODUCTS (1.0%)
American Standard Cos., Inc.* .........   12,990                     780,699
Masco Corp. ...........................    1,700                      42,432
York International Corp. ..............    7,990                     279,810
                                                                ------------
                                                                   1,102,941
                                                                ------------

EQ ADVISORS TRUST
EQ/FI MID CAP PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2001 (Unaudited)




                                       NUMBER                   VALUE
                                      OF SHARES                (NOTE 1)
                                      ---------             -------------
COMMERCIAL SERVICES &
  SUPPLIES (1.3%)
Brightpoint, Inc.* .................    2,600                $      7,540
ChoicePoint, Inc.* .................   11,240                     472,642
Concord EFS, Inc.* .................    5,620                     292,296
Ecolab, Inc. .......................    2,850                     116,765
Fiserv, Inc.* ......................    5,340                     341,653
Manpower, Inc. .....................    7,200                     215,280
Service Corp. International* .......    5,800                      36,888
                                                             ------------
                                                                1,483,064
                                                             ------------
CONSTRUCTION & ENGINEERING (0.1%)
Fluor Corp. (New) ..................    3,100                     139,965
Granite Construction, Inc. .........      600                      15,252
                                                             ------------
                                                                  155,217
                                                             ------------
ELECTRICAL EQUIPMENT (0.9%)
Flowserve Corp.* ...................   10,960                     337,020
Mettler-Toledo International,
  Inc.* ............................   15,170                     656,102
                                                             ------------
                                                                  993,122
                                                             ------------
MACHINERY (0.6%)
Danaher Corp. ......................    3,300                     184,800
Kennametal, Inc. ...................    7,700                     284,130
Parker-Hannifin Corp. ..............    2,890                     122,652
Tennant Co. ........................    1,380                      55,200
                                                             ------------
                                                                  646,782
                                                             ------------
RAILROADS (1.7%)
Canadian National Railway Co. ......   15,940                     645,149
CSX Corp. ..........................   19,970                     723,713
Kansas City Southern
  Industries Inc. ..................   18,400                     290,720
Union Pacific Corp. ................    4,690                     257,528
                                                             ------------
                                                                1,917,110
                                                             ------------
TRUCKING (0.4%)
Expeditors International of
  Washington, Inc.* ................    4,880                     292,795
Landstar System, Inc.* .............    2,249                     152,977
                                                             ------------
                                                                  445,772
                                                             ------------
  TOTAL INDUSTRIALS ................                           10,343,727
                                                             ------------
INFORMATION TECHNOLOGY (6.7%)
APPLICATION SOFTWARE (1.3%)
Cadence Design Systems, Inc.* ......   13,900                     258,957
Electronic Arts, Inc.* .............    8,000                     463,200
Inktomi Corp.* .....................   22,700                     217,693
Manugistics Group, Inc.* ...........    8,300                     208,330
Symantec Corp.* ....................    4,500                     196,605
Symbol Technologies, Inc. ..........    5,400                     119,880
                                                             ------------
                                                                1,464,665
                                                             ------------
COMPUTER STORAGE & PERIPHERALS (0.1%)
Quantum Corp.-DLT & Storage
  Systems* .........................    9,400                      94,846
                                                             ------------
ELECTRONIC EQUIPMENT &
  INSTRUMENTS (1.6%)
MIPS Technologies, Inc.,
  Class A* .........................      100                       1,730
PerkinElmer, Inc. ..................   32,700                     900,231
SCANA Corp. ........................      220                       6,248



                                        NUMBER                   VALUE
                                       OF SHARES                (NOTE 1)
                                       ---------             ------------
Tech Data Corp.* ...................    4,400                $    146,784
Thermo Electron Corp.* .............   18,170                     400,103
Waters Corp.* ......................   14,130                     390,129
                                                             ------------
                                                                1,845,225
                                                             ------------
INTERNET SOFTWARE & SERVICES (0.9%)
Affiliated Computer Services,
  Inc., Class A* ...................   13,580                     976,538
Centillium Communications,
  Inc.* ............................    1,400                      34,636
                                                             ------------
                                                                1,011,174
                                                             ------------
IT CONSULTING & SERVICES (1.4%)
The BISYS Group, Inc.* .............   12,170                     718,030
Sungard Data Systems, Inc.* ........   28,000                     840,280
                                                             ------------
                                                                1,558,310
                                                             ------------
NETWORKING EQUIPMENT (0.1%)
Finisar Corp.* .....................    4,700                      87,796
                                                             ------------
OFFICE ELECTRONICS (0.1%)
DST Systems, Inc.* .................    2,760                     145,452
                                                             ------------
SEMICONDUCTOR EQUIPMENT (0.4%)
Integrated Device Technology,
  Inc.* ............................    3,000                      95,070
International Rectifier Corp.* .....   11,400                     388,740
StorageNetworks, Inc.* .............    1,600                      27,184
                                                             ------------
                                                                  510,994
                                                             ------------
SEMICONDUCTORS (0.8%)
Atmel Corp.* .......................   68,700                     926,763
                                                             ------------
  TOTAL INFORMATION TECHNOLOGY......                            7,645,225
                                                             ------------
MATERIALS (10.0%)
CHEMICALS (1.9%)
Agrium, Inc. .......................   47,770                     473,493
Georgia Gulf Corp. .................   12,720                     197,160
IMC Global, Inc. ...................   22,500                     229,500
OM Group, Inc.* ....................    1,700                      95,625
Potash Corp. of Saskatchewan,
  Inc. .............................   11,500                     659,175
Praxair, Inc. ......................    4,160                     195,520
Sigma-Aldrich Corp. ................    9,270                     358,007
                                                             ------------
                                                                2,208,480
                                                             ------------
CONSTRUCTION MATERIALS (0.5%)
Lafarge Corp. ......................   16,100                     539,511
                                                             ------------
CONTAINERS & PACKAGING (1.6%)
Ball Corp. .........................    3,500                     166,460
Pactiv Corp.* ......................   39,280                     526,352
Pepsi Bottling Group, Inc. .........   14,610                     585,861
Smurfit-Stone Container Corp.* .....   33,760                     546,912
                                                             ------------
                                                                1,825,585
                                                             ------------
METALS & MINING (4.1%)
Alcan, Inc. ........................   27,700                   1,163,963
Allegheny Technologies, Inc. .......    5,910                     106,912
Arch Coal, Inc. ....................    4,600                     119,002
Barrick Gold Corp. .................    4,080                      61,812
Bethlehem Steel Corp.* .............   27,300                      55,146
Consol Energy, Inc. ................    2,800                      70,840
Falconbridge Ltd. ..................   15,900                     170,069
Freeport McMoran Copper &
  Gold, Inc., Class B* .............   11,970                     132,268

EQ ADVISORS TRUST
EQ/FI MID CAP PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2001 (Unaudited)


                                             NUMBER          VALUE
                                           OF SHARES        (NOTE 1)
                                          -----------   ---------------
Kaiser Aluminum* ......................       300       $      1,194
Massey Energy Co. .....................    21,800            430,768
Meridian Gold, Inc.* ..................    28,110            221,255
Newmont Mining Corp. ..................    51,990            967,534
Nucor Corp. ...........................     1,900             92,891
Placer Dome, Inc. .....................    54,540            531,872
Stillwater Mining Co.* ................    16,800            491,400
                                                        ------------
                                                           4,616,926
                                                        ------------
PAPER & FOREST PRODUCTS (1.9%)
Bowater, Inc. .........................     3,340            149,432
Georgia-Pacific Corp. .................    19,450            658,383
International Paper Co. ...............    17,130            611,541
Mead Corp. ............................    10,800            293,112
Packaging Corporation of
  America* ............................    13,140            204,064
Weyerhaeuser Co. ......................     4,460            245,166
                                                        ------------
                                                           2,161,698
                                                        ------------
  TOTAL MATERIALS .....................                   11,352,200
                                                        ------------
TELECOMMUNICATION SERVICES (3.2%)
DIVERSIFIED TELECOMMUNICATION
  SERVICES (1.2%)
CenturyTel, Inc. ......................    22,560            683,568
Commonwealth Telephone
  Enterprises, Inc. ...................     2,400            101,400
Comverse Technology, Inc.* ............     9,500            542,450
                                                        ------------
                                                           1,327,418
                                                        ------------
WIRELESS TELECOMMUNICATION
  SERVICES (2.0%)
Citizens Communications Co. * .........   135,490          1,629,945
Price Communications Corp.* ...........     7,100            143,349
Triton PCS Holdings, Inc.,
  Class A* ............................     3,670            150,470
Western Wireless Corp.,
  Class A* ............................     8,100            348,300
                                                        ------------
                                                           2,272,064
                                                        ------------
  TOTAL TELECOMMUNICATION
     SERVICES .........................                    3,599,482
                                                        ------------
UTILITIES (2.6%)
ELECTRIC UTILITIES (1.6%)
Allegheny Energy, Inc. ................     7,971            384,595
Ameren Corp. ..........................     8,390            358,253
American Electric Power Co. ...........     7,250            334,732
DPL, Inc. .............................    12,830            371,557
NSTAR .................................       270             11,491
Southern Co. ..........................    12,860            298,995
Utilicorp United, Inc. ................     1,790             54,685
                                                        ------------
                                                           1,814,308
                                                        ------------
GAS UTILITIES (0.3%)
NiSource, Inc. ........................    10,660            291,338
                                                        ------------
MULTI-UTILITIES (0.8%)
Alliant Energy Corp. ..................       200              5,830
Enron Corp. ...........................    17,400            852,600
                                                        ------------
                                                             858,430
                                                        ------------
  TOTAL UTILITIES .....................                    2,964,076
                                                        ------------
TOTAL COMMON STOCKS (76.1%)
  (Cost $83,669,984)...................                   86,550,528
                                                        ------------



                                           PRINCIPAL         VALUE
                                            AMOUNT          (NOTE 1)
                                         ------------   ---------------
LONG-TERM DEBT SECURITIES
CONSUMER DISCRETIONARY (0.1%)
MEDIA (0.1%)
CNET, Inc.
  5.00%, 3/1/06 ......................   $ 160,000      $    110,000
                                                        ------------
INFORMATION TECHNOLOGY (0.2%)
SYSTEMS SOFTWARE (0.2%)
Aether Systems, Inc.
  6.00%, 3/22/05 .....................     380,000           224,675
                                                        ------------
TELECOMMUNICATION SERVICES (0.7%)
DIVERSIFIED TELECOMMUNICATION
  SERVICES (0.7%)
Redback Networks
  5.00%, 4/1/07 ......................   1,335,000           806,006
Terayon Commun Systems
  5.00%, 8/1/07 ......................      80,000            28,800
                                                        ------------
  TOTAL TELECOMMUNICATION
     SERVICES ........................                       834,806
                                                        ------------
TOTAL LONG-TERM DEBT
  SECURITIES (1.0%)
  (Cost $1,206,635)...................                     1,169,481
                                                        ------------
SHORT-TERM DEBT SECURITIES:
TIME DEPOSIT (2.5%)
Chase Nassau,
  3.45%, 7/2/01 ......................   2,835,117         2,835,117
                                                        ------------
U.S. GOVERNMENT (0.2%)
  U.S. Treasury Bill,
  9/20/01 ............................     200,000           198,482
                                                        ------------
TOTAL SHORT-TERM DEBT
  SECURITIES (2.7%)
  (Amortized Cost $3,033,599).........                     3,033,599
                                                        ------------
TOTAL INVESTMENTS (79.8%)
  (Cost/Amortized Cost
     $87,910,218).....................                    90,753,608
OTHER ASSETS
  LESS LIABILITIES (20.2%) ...........                    22,971,243
                                                        ------------
NET ASSETS (100%) ....................                  $113,724,851
                                                        ============

---------------------
*   Non-income producing.

    Glossary:
    ADR--American Depositary Receipt

EQ ADVISORS TRUST
EQ/FI MID CAP PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2001 (Unaudited)

--------------------------------------------------------------------------------
Investment security transactions for the period ended June 30, 2001 were as follows:




COST OF PURCHASES:
Stocks and long-term corporate debt securities .........    $108,151,174
U.S Government Securities ..............................       2,549,630
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities .........      58,785,748
U.S Government Securities ..............................       2,835,813

As of June 30, 2001, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:


Aggregate gross unrealized appreciation .........    $  5,720,751
Aggregate gross unrealized depreciation .........      (2,877,361)
                                                     ------------
Net unrealized apppreciation ....................    $  2,843,390
                                                     ============
Federal income tax cost of investments ..........    $ 87,910,218
                                                     ============

The Portfolio has a net capital loss carryforward of $129,172 which expires in the year 2008.








































                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/FI SMALL/MID CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2001 (Unaudited)




                                         NUMBER                  VALUE
                                        OF SHARES              (NOTE 1)
                                      -----------             ------------
COMMON STOCKS:
CONSUMER DISCRETIONARY (16.3%)
APPAREL RETAIL (0.2%)
Ann Taylor Stores Corp.*^ ...........    17,000               $    608,600
                                                              ------------
AUTO COMPONENTS (3.3%)
Federal Signal Corp. ................   166,200                  3,900,714
Lear Corp.* .........................     6,900                    240,810
Lithia Motors, Inc.* ................    26,900                    451,920
O'Reilly Automotive, Inc.* ..........    31,500                    904,050
Snap-On, Inc. .......................   125,100                  3,022,416
Superior Industries International,
  Inc. ..............................     3,000                    114,900
                                                              ------------
                                                                 8,634,810
                                                              ------------
AUTOMOBILES (1.1%)
American Axle & Manufacturing
  Holdings, Inc.* ...................    19,400                    329,800
Group 1 Automotive, Inc.*^ ..........    80,100                  2,370,960
Oshkosh Truck Corp. .................     2,100                     92,925
                                                              ------------
                                                                 2,793,685
                                                              ------------
DEPARTMENT STORES (1.1%)
Dillards, Inc., Class A .............    99,700                  1,522,419
Neiman Marcus Group, Inc.*^ .........    40,700                  1,261,700
                                                              ------------
                                                                 2,784,119
                                                              ------------
GENERAL MERCHANDISE STORES (0.4%)
Big Lots, Inc.* .....................     1,700                     23,256
BJ's Wholesale Club, Inc.* ..........    18,400                    979,984
Family Dollar Stores, Inc. ..........     2,800                     71,764
                                                              ------------
                                                                 1,075,004
                                                              ------------
HOTELS (0.6%)
Mandalay Resort Group*^ .............    23,200                    635,680
MeriStar Hospitality Corp. ..........    38,700                    919,125
                                                              ------------
                                                                 1,554,805
                                                              ------------
HOUSEHOLD DURABLES (4.1%)
Black & Decker Corp. ................    30,800                  1,215,368
Centex Corp. ........................    21,100                    859,825
Clayton Homes, Inc. .................    53,200                    836,304
Ethan Allen Interiors, Inc.^ ........     9,700                    315,250
Furniture Brands International,
  Inc.* .............................    22,900                    641,200
KB Home .............................    30,100                    908,117
Leggett & Platt, Inc. ...............    50,600                  1,114,718
Lennar Corp.* .......................    13,500                    562,950
Maytag Corp. ........................    18,000                    526,680
Pier 1 Imports, Inc. ................   178,900                  2,057,350
Stanley Works .......................    38,200                  1,599,816
                                                              ------------
                                                                10,637,578
                                                              ------------
HOUSEHOLD PRODUCTS (0.2%)
Polycom, Inc.* ......................    26,200                    604,958
                                                              ------------
LEISURE FACILITIES (0.2%)
Callaway Golf Co. ...................    13,300                    210,140
Six Flags, Inc.*^ ...................    18,700                    393,448
                                                              ------------
                                                                   603,588
                                                              ------------
MEDIA (2.2%)
E.W. Scripps Co. ....................    17,100                  1,179,900
Fox Entertainment Group, Inc.,
  Class A* ..........................     4,400                    122,760



                                         NUMBER                   VALUE
                                        OF SHARES                (NOTE 1)
                                        ---------             ------------
Harcourt General, Inc. ..............     6,700               $    389,873
Interpublic Group Cos., Inc. ........    26,220                    769,557
Pegasus Communications Corp.*........    38,600                    868,500
Playboy Enterprises, Inc.,
  Class B* ..........................    45,000                    704,250
Radio One, Inc., Class D* ...........    69,100                  1,518,472
                                                              ------------
                                                                 5,553,312
                                                              ------------
RESTAURANTS (2.2%)
Applebee's International, Inc.^ .....    21,300                    681,600
CBRL Group, Inc. ....................    31,700                    537,315
CEC Entertainment, Inc.* ............    19,700                    972,195
Jack in the Box, Inc.* ..............    12,500                    326,250
Outback Steakhouse, Inc.*^ ..........    10,500                    302,400
Ruby Tuesday, Inc. ..................    29,100                    497,610
Wendy's International, Inc.^ ........    87,500                  2,234,750
                                                              ------------
                                                                 5,552,120
                                                              ------------
SPECIALTY STORES (0.2%)
Borders Group, Inc.* ................    12,500                    280,000
Office Depot, Inc.* .................    31,100                    322,818
                                                              ------------
                                                                   602,818
                                                              ------------
TEXTILES & APPAREL (0.5%)
Mohawk Industries, Inc.*^ ...........    33,700                  1,186,240
                                                              ------------
  TOTAL CONSUMER DISCRETIONARY.......                           42,191,637
                                                              ------------
CONSUMER STAPLES (3.8%)
DRUG RETAIL (0.2%)
Duane Reade, Inc.* ..................    11,000                    357,500
Longs Drug Stores Corp. .............     3,900                     84,045
Rite Aid Corp.* .....................     8,000                     72,000
                                                              ------------
                                                                   513,545
                                                              ------------
FOOD PRODUCTS (3.0%)
Constellation Brands, Inc.* .........     4,000                    164,000
Delta & Pine Land Co. ...............    92,300                  1,813,695
Earthgrains Co. .....................   128,800                  3,348,800
McCormick & Co., Inc. (Non
  Voting) ...........................    62,000                  2,605,240
                                                              ------------
                                                                 7,931,735
                                                              ------------
PERSONAL PRODUCTS (0.6%)
Bausch & Lomb, Inc. .................    41,500                  1,503,960
                                                              ------------
  TOTAL CONSUMER STAPLES ............                            9,949,240
                                                              ------------
ENERGY (2.7%)
INTEGRATED OIL & GAS (0.5%)
Spinnaker Exploration Co.* ..........    25,400                  1,012,444
Suncor Energy, Inc. .................     8,800                    226,160
                                                              ------------
                                                                 1,238,604
                                                              ------------
OIL & GAS DRILLING (0.2%)
Hydril Co.* .........................     8,100                    184,437
Marine Drilling Co., Inc.* ..........    18,100                    345,891
Rowan Cos., Inc.* ...................       100                      2,210
                                                              ------------
                                                                   532,538
                                                              ------------
OIL & GAS EQUIPMENT &
  SERVICES (1.6%)
CAL Dive International, Inc.* .......    11,400                    280,440
Conoco, Inc., Class A ...............    58,800                  1,658,160
Grant Prideco, Inc.* ................    22,900                    400,521
Input/Output, Inc.* .................     7,100                     90,170
Kinder Morgan, Inc. .................     8,700                    437,175

EQ ADVISORS TRUST
EQ/FI SMALL/MID CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2001 (Unaudited)




                                           NUMBER                VALUE
                                          OF SHARES              (NOTE 1)
                                        -----------           ------------
National-Oilwell, Inc.* .............      4,500              $    120,600
Newpark Resources, Inc.* ............     47,000                   521,700
Oceaneering International, Inc.*.....      3,300                    68,475
Smith International, Inc.*^ .........      7,000                   419,300
Varco International, Inc.* ..........      5,000                    93,050
                                                              ------------
                                                                 4,089,591
                                                              ------------
OIL & GAS EXPLORATION &
  PRODUCTION (0.2%)
Global Industries Ltd.* .............     49,300                   614,771
                                                              ------------
OIL & GAS REFINING &
  MARKETING (0.2%)
Sunoco, Inc.^ .......................     13,600                   498,168
                                                              ------------
  TOTAL ENERGY ......................                            6,973,672
                                                              ------------
FINANCIALS (23.1%)
BANKS (8.6%)
BancWest Corp. ......................     75,400                 2,593,760
Banknorth Group, Inc. ...............     53,000                 1,200,450
City National Corp. .................     54,600                 2,418,234
Commerce Bancorp, Inc. ..............     48,100                 3,371,810
Commercial Federal Corp. ............     38,500                   889,350
Hibernia Corp., Class A .............   140,200                  2,495,560
North Fork Bancorporation, Inc.......    67,100                  2,080,100
Old Republic International
  Corp. .............................     8,600                    249,400
Popular, Inc. .......................    35,300                  1,162,782
Richmond County Financial
  Corp. .............................    50,900                  1,909,768
Silicon Valley Bancshares*^ .........    15,800                    347,600
TCF Financial Corp. .................    11,300                    523,303
Trustmark Corp. .....................    89,100                  1,810,512
Washington Federal, Inc. ............    33,650                    825,098
Webster Financial Corp. .............     9,800                    321,244
                                                              ------------
                                                                22,198,971
                                                              ------------
DIVERSIFIED FINANCIALS (1.4%)
Affiliated Managers Group, Inc.*.....    11,000                    676,500
Astoria Financial Corp. .............     7,200                    396,000
IndyMac Bancorp, Inc.* ..............    59,500                  1,594,600
Legg Mason, Inc.^ ...................    14,400                    716,544
Triad Guaranty, Inc.* ...............     3,800                    152,000
                                                              ------------
                                                                 3,535,644
                                                              ------------
INSURANCE (4.5%)
Allmerica Financial Corp. ...........    15,600                    897,000
Gallagher (Arthur J.) & Co.* ........     4,600                    119,600
HCC Insurance Holdings, Inc. ........    49,600                  1,215,200
Liberty Financial Cos. ..............     7,500                    243,375
Markel Corp.* .......................     7,800                  1,532,700
Nationwide Financial Services,
  Class A ...........................    11,900                    519,435
PMI Group, Inc. (The) ...............     4,900                    356,034
Protective Life Corp. ...............    16,200                    556,794
Radian Group, Inc.* .................    24,078                    973,955
Reinsurance Group of America,
  Inc.* .............................   104,200                  3,949,180
Trigon Healthcare, Inc.* ............     8,600                    557,710
UICI* ...............................    57,900                    738,225
Vesta Insurance Group, Inc. .........     3,700                     40,515
                                                              ------------
                                                                11,699,723
                                                              ------------



                                          NUMBER                VALUE
                                         OF SHARES              (NOTE 1)
                                        ----------            ------------
REAL ESTATE (8.6%)
Apartment Investment &
  Management Co. ....................    68,600               $  3,306,520
AvalonBay Communities, Inc. .........    53,000                  2,477,750
Catellus Development Corp.* .........     8,600                    150,070
CBL & Associates Properties,
  Inc. ..............................     3,000                     92,070
CenterPoint Properties Corp. ........    35,700                  1,792,140
Crescent Real Estate Equities
  Co. ...............................   168,700                  4,144,959
D.R. Horton, Inc.^ ..................    15,600                    354,120
Duke Realty Corp. ...................    86,000                  2,137,100
Home Properties of New York,
  Inc. ..............................    48,900                  1,471,890
Host Marriott Corp.^ ................   179,200                  2,243,584
LNR Property Corp. ..................    34,800                  1,218,000
Plum Creek Timber Co., Inc.
  (REIT)^ ...........................    12,700                    357,251
Taubman Center, Inc. ................       700                      9,800
Vornado Realty Trust^ ...............    61,400                  2,397,056
                                                              ------------
                                                                22,152,310
                                                              ------------
  TOTAL FINANCIALS ..................                           59,586,648
                                                              ------------
HEALTH CARE (4.3%)
BIOTECHNOLOGY (0.8%)
Alkermes, Inc.* .....................     5,300                    186,030
Applera Corp-Celera Genomics
  Group* ............................    23,500                    932,010
Aviron* .............................     1,800                    102,600
Cephalon, Inc.* .....................    10,200                    719,100
Exelixis, Inc.* .....................    14,300                    271,271
                                                              ------------
                                                                 2,211,011
                                                              ------------
HEALTH CARE EQUIPMENT &
  SERVICES (3.2%)
Beckman Coulter, Inc.^ ..............    11,500                    469,200
C.R. Bard, Inc. .....................    22,800                  1,298,460
DENTSPLY International, Inc. ........    56,100                  2,488,035
First Health Group Corp.* ...........     6,100                    147,132
Hillenbrand Industries, Inc. ........    26,300                  1,501,993
J.D. Edwards & Co.* .................    68,900                    974,246
Patterson Dental Co.* ...............    20,000                    440,000
Steris Corp.* .......................    50,400                  1,010,520
                                                              ------------
                                                                 8,329,586
                                                              ------------
PHARMACEUTICALS (0.3%)
InterMune, Inc.*^ ...................    19,000                    676,780
                                                              ------------
  TOTAL HEALTH CARE .................                           11,217,377
                                                              ------------
INDUSTRIALS (11.6%)
AIRLINES (1.0%)
Alaska Air Group, Inc.* .............     4,400                    127,160
Continental Airlines, Inc.,
  Class B* ..........................       400                     19,700
Mesa Air Group, Inc.* ...............    85,400                  1,054,690
Northwest Airlines Corp.* ...........    49,700                  1,254,925
UAL Corp. ...........................     6,600                    231,990
                                                              ------------
                                                                 2,688,465
                                                              ------------
AIRPORT SERVICES (0.2%)
Sabre Holdings Corp. ................    12,400                    620,000
                                                              ------------

EQ ADVISORS TRUST
EQ/FI SMALL/MID CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2001 (Unaudited)




                                                                         NUMBER                      VALUE
                                                                        OF SHARES                  (NOTE 1)
                                                                        ---------               -------------
BUILDING PRODUCTS (1.8%)
Elcor Corp. ............................................................   70,800                $  1,433,700
Martin Marietta Materials, Inc.^........................................   25,600                   1,266,944
York International Corp. ...............................................   57,500                   2,013,650
                                                                                                 ------------
                                                                                                    4,714,294
                                                                                                 ------------
COMMERCIAL SERVICES &
  SUPPLIES (2.1%)
Arbitron, Inc.* ........................................................   16,420                     395,722
Banta Corp. ............................................................    7,300                     213,890
Ceridian Corp.* ........................................................    5,400                     103,518
Covanta Energy Corp.* ..................................................   75,500                   1,393,730
Insurance Auto Auctions, Inc.* .........................................    8,100                     137,700
Manpower, Inc. .........................................................   32,600                     974,740
Pegasus Solutions, Inc.* ...............................................    4,300                      49,665
R.R. Donnelley & Sons Co. ..............................................    5,400                     160,380
Republic Services, Inc.* ...............................................   27,700                     549,845
URS Corp.* .............................................................   26,800                     723,600
Waste Connections, Inc.* ...............................................   22,900                     824,400
                                                                                                 ------------
                                                                                                    5,527,190
                                                                                                 ------------
CONSTRUCTION & ENGINEERING (0.8%)
Fluor Corp. (New)^ .....................................................   11,500                     519,225
Jacobs Engineering Group, Inc.*                                            12,500                     815,375
Newport News Shipbuilding, Inc..........................................   10,500                     643,125
                                                                                                 ------------
                                                                                                    1,977,725
                                                                                                 ------------
ELECTRICAL EQUIPMENT (0.6%)
Flowserve Corp.* .......................................................   15,900                     488,925
General Cable Corp. ....................................................   61,800                   1,146,390
                                                                                                 ------------
                                                                                                    1,635,315
                                                                                                 ------------
MACHINERY (2.2%)
Kennametal, Inc. .......................................................   55,400                   2,044,260
Millipore Corp. ........................................................   13,500                     836,730
Nacco Industries, Inc., Class A ........................................      100                       7,799
Navistar International Corp.* ..........................................   28,500                     801,705
PACCAR, Inc.^ ..........................................................    7,100                     365,082
SPX Corp.*^ ............................................................    4,200                     525,756
Terex Corp.* ...........................................................   48,700                   1,032,440
                                                                                                 ------------
                                                                                                    5,613,772
                                                                                                 ------------
MARINE PORTS & SERVICES (0.1%)
Horizon Offshore, Inc.* ................................................   11,900                     160,650
                                                                                                 ------------
TRADING COMPANIES &
  DISTRIBUTORS (0.1%)
C.H. Robinson Worldwide, Inc.*..........................................    5,700                     158,973
                                                                                                 ------------
TRUCKING (2.7%)
CNF Transportation, Inc. ...............................................   53,000                   1,497,250
Expeditors International of
  Washington, Inc.* ....................................................    7,800                     467,992
Hunt (JB) Transport Services,
  Inc. .................................................................   64,700                   1,229,300
Knight Transportation, Inc.*^ ..........................................   37,950                     779,873
Landstar System, Inc.* .................................................   30,000                   2,040,600
MS Carriers, Inc.* .....................................................   20,900                     641,839
Ryder System, Inc. .....................................................   12,500                     245,000
                                                                                                 ------------
                                                                                                    6,901,854
                                                                                                 ------------
  TOTAL INDUSTRIALS ....................................................                           29,998,238
                                                                                                 ------------
INFORMATION TECHNOLOGY (6.1%)
APPLICATION SOFTWARE (0.6%)
Inktomi Corp.* .........................................................   53,000                     508,270


                                                                            NUMBER                VALUE
                                                                           OF SHARES              (NOTE 1)
                                                                           ---------             -------------
SmartForce plc, Ltd. (ADR)* ............................................      300                $     10,569
Take-Two Interactive Software*^.........................................   43,700                     810,635
Vastera, Inc. ..........................................................   22,100                     313,820
                                                                                                 ------------
                                                                                                    1,643,294
                                                                                                 ------------
COMPUTER STORAGE & PERIPHERALS (0.2%)
Optimal Robotics Corp.* ................................................    6,100                     231,800
Virage Logic Corp.* ....................................................   13,000                     201,370
                                                                                                 ------------
                                                                                                      433,170
                                                                                                 ------------
ELECTRONIC EQUIPMENT &
  INSTRUMENTS (3.8%)
Artesyn Technologies, Inc.* ............................................   24,700                     318,630
Avnet, Inc. ............................................................   14,200                     318,364
Cypress Semiconductor Corp.* ...........................................   20,000                     477,000
Dupont Photomasks, Inc.* ...............................................    7,500                     361,875
Ingram Micro, Inc.* ....................................................   39,600                     573,804
Ionics, Inc.* ..........................................................   25,800                     812,700
MIPS Technologies, Inc.,
  Class A* .............................................................    6,400                     110,720
Pentair, Inc. ..........................................................   48,800                   1,649,440
PerkinElmer, Inc. ......................................................   19,400                     534,082
RadiSys Corp.* .........................................................    5,200                     118,820
SCANA Corp. ............................................................   48,900                   1,388,760
Tech Data Corp.* .......................................................   24,300                     810,648
Tektronix, Inc. ........................................................   18,500                     502,275
Thermo Electron Corp.* .................................................   83,700                   1,843,074
                                                                                                 ------------
                                                                                                    9,820,192
                                                                                                 ------------
INTERNET SOFTWARE & SERVICES (0.3%)
Affiliated Computer Services,
  Inc., Class A*^ ......................................................    4,200                     302,022
Avocent Corp.* .........................................................    7,200                     163,800
Centillium Communications,
  Inc.*^ ...............................................................    7,100                     175,654
Keynote Systems, Inc.* .................................................    4,900                      53,655
                                                                                                 ------------
                                                                                                      695,131
                                                                                                 ------------
IT CONSULTING & SERVICES (0.3%)
BISYS Group, Inc. (The)* ...............................................   11,000                     649,000
Inforte Corp. ..........................................................    3,500                      42,805
                                                                                                 ------------
                                                                                                      691,805
                                                                                                 ------------
SEMICONDUCTOR EQUIPMENT (0.0%)
Kulicke & Soffa Industries* ............................................    5,100                      87,516
                                                                                                 ------------
SEMICONDUCTORS (0.1%)
Advanced Power Technology,
  Inc.* ................................................................   17,800                     223,390
                                                                                                 ------------
SYSTEMS SOFTWARE (0.4%)
Network Associates, Inc.* ..............................................   11,600                     144,420
Sybase, Inc.* ..........................................................   64,000                   1,052,800
                                                                                                 ------------
                                                                                                    1,197,220
                                                                                                 ------------
TELECOMMUNICATIONS EQUIPMENT (0.4%)
ANTEC Corp.* ...........................................................   57,600                     714,240
Arrow Electronics, Inc.* ...............................................    9,500                     230,755
                                                                                                 ------------
                                                                                                      944,995
                                                                                                 ------------
  TOTAL INFORMATION TECHNOLOGY..........................................                           15,736,713
                                                                                                 ------------
MATERIALS (11.0%)
CHEMICALS (4.4%)
Arch Chemicals, Inc. ...................................................   75,700                   1,652,531
Cabot Microelectronics Corp.*^..........................................    6,300                     390,600

EQ ADVISORS TRUST
EQ/FI SMALL/MID CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2001 (Unaudited)




                                         NUMBER                VALUE
                                        OF SHARES              (NOTE 1)
                                       ----------            ------------
Georgia Gulf Corp. .................    96,500               $  1,495,750
Great Lakes Chemical Corp. .........     9,600                    296,160
Lubrizol Corp. .....................     6,000                    186,300
Lyondell Chemical Co. ..............   131,700                  2,025,546
Millennium Chemicals, Inc. .........   125,100                  1,882,755
Minerals Technologies, Inc. ........       700                     30,044
PolyOne Corp. ......................   112,200                  1,168,002
Praxair, Inc. ......................    19,000                    893,000
Solutia, Inc.* .....................    98,000                  1,249,500
                                                             ------------
                                                               11,270,188
                                                             ------------
CONSTRUCTION MATERIALS (1.9%)
Florida Rock Industries, Inc. ......    40,300                  1,890,070
Lafarge Corp. ......................    41,000                  1,373,910
SPS Technologies, Inc.* ............     7,300                    346,020
Texas Industries, Inc. .............    38,700                  1,330,893
                                                             ------------
                                                                4,940,893
                                                             ------------
CONTAINERS & PACKAGING (1.4%)
Ball Corp. .........................     4,300                    204,508
Bemis Co. ..........................    22,900                    919,893
CUNO, Inc.* ........................     6,600                    198,000
Jefferson Smurfit Group plc
  (ADR) ............................       100                      1,920
Temple-Inland, Inc. ................    40,200                  2,142,258
Tupperware Corp. ...................     3,300                     77,319
                                                             ------------
                                                                3,543,898
                                                             ------------
METALS & MINING (1.4%)
Allegheny Technologies, Inc. .......   113,400                  2,051,406
Massey Energy Co. ..................     1,600                     31,616
Phelps Dodge Corp. .................    14,800                    614,200
Reliance Steel & Aluminum Co........    16,900                    426,725
Ryerson Tull, Inc. .................     4,700                     63,403
USX-U.S. Steel Group, Inc. .........    18,700                    376,805
                                                             ------------
                                                                3,564,155
                                                             ------------
PAPER & FOREST PRODUCTS (1.9%)
Boise Cascade Corp. ................    34,400                  1,209,848
Bowater, Inc. ......................    24,790                  1,109,105
Louisiana-Pacific Corp. ............    68,700                    805,851
Mead Corp. .........................    31,700                    860,338
Packaging Corp. of America* ........     7,600                    118,028
Westvaco Corp. .....................    38,200                    927,878
                                                             ------------
                                                                5,031,048
                                                             ------------
  TOTAL MATERIALS ..................                           28,350,182
                                                             ------------
TELECOMMUNICATION SERVICES (3.6%)
DIVERSIFIED TELECOMMUNICATION
  SERVICES (1.0%)
Alliant Techsystems, Inc.* .........    23,400                  2,103,660
Andrew Corp.* ......................    15,800                    291,510
Boston Communications Group*........    21,800                    313,920
                                                             ------------
                                                                2,709,090
                                                             ------------
WIRELESS TELECOMMUNICATION
  SERVICES (2.6%)
Citizens Communications Co.*^.......   316,500                  3,807,495
Harris Corp. .......................     8,900                    242,169
Rural Cellular Corp., Class A* .....     2,200                     99,660


                                        NUMBER                  VALUE
                                       OF SHARES               (NOTE 1)
                                       ---------            ---------------
Spectrasite Holdings, Inc.* ........    31,900               $    230,956
TeleCorp PCS, Inc., Class A ........    20,500                    397,085
Telesp Celular Participacoes S.A.
  (ADR) ............................    14,000                    212,100
Triton PCS Holdings, Inc.,
  Class A* .........................    21,500                    881,500
Western Wireless Corp.,
  Class A* .........................    17,100                    735,300
                                                             ------------
                                                                6,606,265
                                                             ------------
  TOTAL TELECOMMUNICATION
     SERVICES ......................                            9,315,355
                                                             ------------
UTILITIES (4.2%)
ELECTRIC UTILITIES (2.5%)
Ameren Corp. .......................    15,200                    649,040
American Electric Power Co. ........    12,900                    595,593
DPL, Inc. ..........................    40,000                  1,158,400
Entergy Corp. ......................    15,900                    610,401
Niagara Mohawk Holdings, Inc.*......    38,100                    673,989
Northeast Utilities ................     1,100                     22,825
Public Service Co. of New
  Mexico, Inc. .....................    20,200                    648,420
Southern Co.^ ......................    25,700                    597,525
Wisconsin Energy Corp. .............    55,200                  1,312,104
                                                             ------------
                                                                6,268,297
                                                             ------------
GAS UTILITIES (1.2%)
NiSource, Inc.^ ....................    47,100                  1,287,243
Westcoast Energy, Inc. .............    78,600                  1,850,244
                                                             ------------
                                                                3,137,487
                                                             ------------
MULTI -- UTILITIES (0.5%)
Energy East Corp. ..................    63,200                  1,321,512
                                                             ------------
  TOTAL UTILITIES ..................                           10,727,296
                                                             ------------
TOTAL COMMON STOCKS (86.7%)
  (Cost $208,184,313)...............                          224,046,358
                                                             ------------

EQ ADVISORS TRUST
EQ/FI SMALL/MID CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2001 (Unaudited)


                                PRINCIPAL         VALUE
                                 AMOUNT          (NOTE 1)
                              ------------   ---------------
SHORT-TERM DEBT SECURITIES:
TIME DEPOSIT (0.2%)
Chase Nassau
  3.45%, 07/02/01 .........    $  518,796     $    518,796
                                              ------------
U.S. GOVERNMENT (1.6%)
U.S. Treasury Bill+
  7/5/01 ..................     1,300,000        1,299,434
  7/12/01 .................       420,000          419,497
  8/2/01 ..................       250,000          249,160
  8/16/01 .................     1,950,000        1,941,352
  9/20/01 .................       200,000          198,472
                                              ------------
                                                 4,107,915
                                              ------------


                                                VALUE
                                               (NOTE 1)
                                           ---------------
TOTAL SHORT-TERM DEBT SECURITIES (1.8%)
  (Amortized Cost $4,626,711)...........    $  4,626,711
                                            ------------
TOTAL INVESTMENTS (88.5%)
  (Cost/Amortized Cost
  $212,811,024) ........................     228,673,069
                                            ------------
OTHER ASSETS
  LESS LIABILITIES (11.5%) .............      29,738,468
                                            ------------
NET ASSETS (100%) ......................    $258,411,537
                                            ============

----------
*   Non-income producing.

+ All, or a portion of security held by broker as collateral for financial futures contracts.

^   All, or a portion of security out on loan (Note 1).

    Glossary:
    ADR--American Depositary Receipt
    REIT--Real Estate Investment Trust


--------------------------------------------------------------------------------
At June 30, 2001, the Portfolio had the following futures contracts open: (Note
1)

                                                                                                  UNREALIZED
                                NUMBER OF      EXPIRATION        ORIGINAL         VALUE AT       APPRECIATION
PURCHASES:                      CONTRACTS         DATE             VALUE           6/30/01      (DEPRECIATION)
----------------------------   -----------   --------------   --------------   --------------  ---------------
S&P 500 Index ..............       54        September-01      $17,018,400      $16,627,950       $(390,450)
Russell 2000 Index..........       65        September-01       16,528,401       16,542,500          14,099
                                                                                                  ---------
                                                                                                  $(376,351)
                                                                                                  =========

Investment security transactions for the period ended June 30, 2001, were as follows:


COST OF PURCHASES:
 Stocks and long-term corporate debt securities ......... $191,504,052
NET PROCEEDS OF SALES AND REDEMPTIONS:
 Stocks and long-term corporate debt securities .........  120,267,890

As of June 30, 2001, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:


Aggregate gross unrealized appreciation .........  $   21,477,015
Aggregate gross unrealized depreciation .........      (5,614,970)
                                                   --------------
Net unrealized appreciation .....................  $   15,862,045
                                                   ==============
Federal income tax cost of investments ..........  $  212,811,024
                                                   ==============

At June 30, 2001, the Portfolio had loaned securities with a total value $16,734,584 which was secured by collateral valued at $17,195,550.


The Portfolio has a net capital loss carryforward of $30,897,991, of which $14,155,545 expires in the year 2006, $12,520,421, which expires in the year 2007 and $4,222,025, which expires in the year 2008.









                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2001 (Unaudited)




                                        NUMBER                     VALUE
                                       OF SHARES                  (NOTE 1)
                                       ---------              --------------
COMMON STOCKS
AUSTRALIA (2.5%)
Amcor Ltd. .........................   10,093                 $    34,079
AMP Diversified Property Trust......    8,909                      11,060
AMP Ltd.^ ..........................   12,641                     141,801
BHP Billiton Ltd. ..................   20,359                     107,891
BHP Billiton Ltd. (Bonus Right).....   21,684                     117,788
Boral Ltd. .........................    5,663                       8,310
Brambles Industries Ltd. ...........    2,746                      67,229
Coca-Cola Amatil Ltd. ..............   14,504                      35,509
Coles Meyer Ltd. ...................   15,438                      49,765
Commonwealth Bank of
  Australia ........................   14,150                     246,468
Computershare Ltd. .................    6,900                      21,644
CSL Ltd. ...........................    2,127                      51,749
CSR Ltd. ...........................   11,721                      42,446
F.H. Faulding & Co., Ltd. ..........    2,114                      13,850
Foster's Group Ltd. ................   22,484                      62,844
Futuris Corp., Ltd. ................    9,723                      13,291
General Property Trust .............   26,250                      37,221
Lend Lease Corp., Ltd. .............    5,929                      37,952
M.I.M. Holdings Ltd. ...............   21,540                      13,184
National Bank of Australia .........   16,900                     302,143
News Corp., Ltd. ...................   21,664                     199,105
Normandy Mining Ltd. ...............   22,005                      13,917
OneSteel Ltd.* .....................    4,923                       2,310
Orica Ltd. .........................    2,505                       5,691
Pacific Dunlop Ltd. ................    8,588                       3,679
PaperlinX Ltd. .....................    2,083                       4,313
QBE Insurance Group Ltd. ...........    5,431                      32,715
Rio Tinto Ltd. .....................    3,809                      66,327
Santos Ltd. ........................    4,030                      13,340
Smith (Howard) Ltd. ................      813                       5,627
Southcorp Ltd. .....................    6,538                      25,370
Suncorp-Metway Ltd.*^ ..............    2,212                      16,928
Tabcorp Holdings Ltd. ..............    5,881                      28,496
Telstra Corp., Ltd. ................   86,794                     238,169
The Australian Gas & Light Co.,
  Ltd.* ............................    4,006                      17,327
Wesfarmers Ltd.*^ ..................    3,809                      52,669
Westfield Trust ....................   26,451                      45,304
Westpac Banking Corp. ..............   19,676                     145,097
WMC Ltd. ...........................   15,077                      73,670
Woolworths Ltd. ....................   11,613                      65,155
                                                              -----------
                                                                2,471,433
                                                              -----------
AUSTRIA (0.1%)
Austria Tabakwerke AG ..............      180                      12,571
Flughafen Wein AG ..................      150                       4,857
Generali Holding Vienna* ...........       60                       7,721
Oesterreichische
  Elektrizitaetswirtschafts AG .....      230                      19,081
OMV AG .............................      230                      19,276
VA Technologies AG .................      150                       4,832
Wienerberger Baustoffindustrie
  AG ...............................      640                      10,836
                                                              -----------
                                                                   79,174
                                                              -----------
BELGIUM (0.9%)
Agfa Gevaert N.V. ..................    1,653                      23,789
Barco N.V. .........................       74                       3,323
BarcoNet N.V.* .....................      148                         432


                                       NUMBER                      VALUE
                                      OF SHARES                   (NOTE 1)
                                      ---------              ------------------
Bekaert S.A. .......................      380                 $    13,505
Colruyt S.A. .......................      370                      12,498
D'Ieteren S.A. .....................       28                       4,397
Delhaize Le Lion S.A.* .............    1,077                      63,685
Electrabel S.A. ....................      713                     140,757
Fortis (B) .........................    9,491                     228,986
Fortis (B)(Strip) VVPR* ............    1,260                          11
Groupe Bruxelles Lambert S.A........    1,405                      78,738
Interbrew ..........................    2,353                      62,945
KBC Bancassurance Holdings .........    3,915                     139,198
Solvay S.A.,Class A ................      964                      47,740
UCB S.A. ...........................    1,690                      58,729
                                                              -----------
                                                                  878,733
                                                              -----------
DENMARK (0.9%)
Carlsberg A/S, Class A* ............      300                      10,923
Carlsberg A/S, Class B* ............      200                       8,374
D/S 1912, Class B ..................       14                      97,167
D/S Svendborg, Class B .............       10                      89,885
Danisco ............................      881                      32,277
Danske Bank ........................    9,953                     178,925
Falck A/S ..........................      304                      34,762
FLS Industries A/S, Class B* .......      430                       4,599
ISS A/S* ...........................      367                      21,505
Navision Damgaard A/S* .............      223                       4,770
Novo-Nordisk A/S, Class B ..........    4,933                     218,334
Novozymes A/S, Class B* ............      851                      17,767
TDC A/S ............................    2,887                     104,128
Vestas Wind Systems A/S ............    1,434                      66,895
William Demant Holding (ADR)........    1,100                      30,663
                                                              -----------
                                                                  920,974
                                                              -----------
FINLAND (1.6%)
Fortum OYJ .........................    3,300                      13,968
Hartwall Wind Systems OYJ ..........      600                       9,635
Kemira OYJ .........................    1,000                       5,079
Kesco OYJ ..........................      700                       5,007
Kone OYJ ...........................      300                      20,317
Metso OYJ ..........................    1,700                      18,853
Nokia OYJ ..........................   53,300                   1,207,892
Orion-Yhtymae OYJ ..................      700                      11,384
Outokumpu OYJ ......................    1,600                      12,935
Pohjola Group Insurance Corp.*......      200                       3,727
Raisio Group plc ...................    1,800                       2,149
Sampo-Leonia Insurance,
  Class A ..........................    5,000                      42,539
Sonera Group OYJ ...................    9,500                      74,069
TietoEnator OYJ ....................      900                      20,038
Upm-Kymmene OYJ ....................    3,500                      98,932
Wartsila OYJ, Class B ..............      800                      16,085
                                                              -----------
                                                                1,562,609
                                                              -----------
FRANCE (9.0%)
Accor S.A. .........................    2,547                     107,485
Air Liquide ........................    1,129                     162,192
Alcatel S.A. .......................   13,488                     282,031
Aventis S.A. .......................    8,754                     698,829
AXA++ ..............................   18,748                     534,063
BNP Paribas S.A.^ ..................    5,042                     438,782
Bouygues S.A.# .....................    3,649                     123,315
Cap Gemini S.A.^ ...................    1,425                     103,745
Carrefour S.A. .....................    7,846                     415,127

EQ ADVISORS TRUST
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2001 (Unaudited)




                                       NUMBER                      VALUE
                                      OF SHARES                   (NOTE 1)
                                      ---------              ------------------
Cie General D' Optique Essilor
  International S.A. ...............       78                 $    22,318
Coflexip S.A. ......................      122                      15,802
Compagnie de Saint Gobain ..........      967                     131,387
Dassault Systemes S.A.^ ............    1,116                      43,005
Etablissements Economiques du
  Casino Guichard-Perrachon
  S.A. .............................    1,043                      87,986
Eurazeo ............................      320                      18,556
France Telecom S.A.^ ...............   11,368                     541,808
Gecina S.A. ........................      226                      18,721
Groupe Danone^ .....................    1,612                     221,208
Imerys S.A.* .......................       63                       6,240
L'Oreal^ ...........................    7,567                     488,446
Lafarge S.A. .......................    1,339                     114,487
Legardere S.C.A. ...................    1,681                      79,122
LVMH Moet Hennessy Louis
  Vuitton ..........................    5,385                     271,241
Michelin, Class B (Registered) .....    1,529                      48,371
Pechiney S.A., Class A .............      813                      41,295
Pernod Ricard ......................      702                      49,206
Pinault-Printemps-Redoute S.A. .....    1,354                     196,005
PSA Peugeot Citroen* ...............      523                     141,988
Publicis S.A.^ .....................    1,163                      28,158
Sagem S.A. .........................      384                      18,854
Sanofi-Synthelabo S.A.^ ............    8,023                     526,370
Schneider Electric S.A. ............    1,667                      92,151
Simco S.A. .........................      157                      10,154
Societe BIC S.A. ...................      119                       4,332
Societe Generale, Class A ..........    4,641                     274,822
Sodexho^ ...........................    2,114                      98,697
Suez lyonnaise des Eaux ............   11,020                     354,221
Thales S.A.^ .......................    1,966                      71,183
TotalFinaElf S.A. ..................      783                     108,575
TotalFinaElf S.A. VVPR* ............      783                           7
TotalFinaElf S.A.* .................    7,607                   1,065,127
Union du Credit-Bail Immobilier.....      297                      16,116
Usinor Sacilor .....................    1,881                      19,729
Valero S.A. ........................      811                      32,742
Vinci ..............................      655                      41,725
Vivendi Universal S.A. (ADR)^.......   11,697                     681,759
                                                              -----------
                                                                8,847,483
                                                              -----------
GERMANY (7.3%)
Adidas-Salomon AG ..................      300                      18,184
Allianz AG^ ........................    2,717                     797,437
BASF AG^ ...........................    6,800                     266,528
Bayer AG ...........................    8,000                     311,530
Bayerische Hypo-und
  Vereinsbank AG^ ..................    5,580                     272,669
Beiersdorf AG ......................    1,050                     109,776
Buderus AG* ........................    1,300                      29,714
Continental AG .....................    1,200                      16,914
DaimlerChrysler AG .................   11,194                     513,614
Deutsche Bank AG
  (Registered)++ ...................    6,666                     476,278
Deutsche Lufthansa AG
  (Registered)*^ ...................    4,650                      74,005
Deutsche Telekom AG
  (Registered) .....................   33,585                     757,981
Douglas Holding AG .................      100                       2,667
Dresdner Bank AG^ ..................    5,650                     257,326


                                        NUMBER                      VALUE
                                       OF SHARES                   (NOTE 1)
                                       ---------              ------------------
E.On AG^ ...........................    8,220                 $   427,261
EM.TV & Merchandising AG ...........    1,500                       2,857
Epcos AG ...........................      800                      43,343
Fresenius Medical Care AG^* ........    1,050                      74,221
Gehe AG ............................      550                      21,418
Heidelberger Zement AG .............      495                      21,606
Heidelberger Zement AG (Strip)
  VVPR* ............................      110                          --
Hochtief AG ........................      400                       7,297
Kamps AG ...........................      500                       4,635
KarstadtQuelle AG* .................    1,200                      37,231
Linde AG ...........................    1,600                      67,047
M.A.N. AG ..........................    1,000                      21,672
Merck KGaA .........................    2,250                      79,047
Metro AG ...........................    3,680                     138,631
Muenchener
  Rueckversicherungs-
  Gesellschaft AG (Registered)......    1,924                     539,935
Preussag AG ........................    1,693                      51,739
RWE AG .............................    6,600                     254,667
SAP AG^ ............................    3,400                     468,870
Schering AG^ .......................    2,100                     109,510
SGL Carbon AG^* ....................       50                       1,735
Siemens AG .........................    9,900                     599,231
Thyssen Krupp AG ...................    6,050                      79,385
Volkswagen AG^ .....................    3,570                     166,825
WCM Beteiligungs &
  Grundbesitz^ .....................    3,266                      34,560
                                                              -----------
                                                                7,157,346
                                                              -----------
GREECE (0.3%)
Alpha Bank A.E. ....................    1,680                      35,271
Bank of Piraeus ....................    1,140                      12,334
Coca-Cola Hellenic Bottling Co.
  S.A. .............................    1,170                      13,589
Commercial Bank of Greece ..........      790                      28,476
EFG Eurobank Ergasias ..............    1,330                      16,844
Hellenic Petroleum S.A. ............    1,900                      10,391
Hellenic Telecommunications
  Organization S.A. ................    2,900                      37,905
Interamerican Hellenic Life
  Insurance Co. S.A. ...............      750                      12,724
Intracom S.A. ......................      710                      10,326
National Bank of Greece S.A. .......    2,060                      61,001
Panafon Hellenic Telecom S.A. ......    2,260                      12,206
Titan Cement Co. S.A. ..............      360                      11,745
Viohalco ...........................    2,070                      19,241
                                                              -----------
                                                                  282,053
                                                              -----------
HONG KONG (1.7%)
ASM Pacific Technology .............    4,000                       7,180
Bank of East Asia Ltd. .............   17,726                      41,134
Cathay Pacific Airways .............   38,000                      51,399
CLP Holdings Ltd. ..................   25,200                     105,649
Esprit Holdings Ltd. ...............   17,349                      19,018
Hang Lung Development Co. ..........    6,000                       5,808
Hang Seng Bank Ltd. ................   21,100                     216,416
Henderson Land Development
  Co., Ltd. ........................   17,000                      75,412
Hong Kong & China Gas Co.,
  Ltd. .............................   69,470                      87,285
Hutchison Whampoa Ltd. .............   47,300                     477,560

EQ ADVISORS TRUST
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2001 (Unaudited)




                                        NUMBER                      VALUE
                                       OF SHARES                   (NOTE 1)
                                       ---------              ------------------
Hysan Development Co. ..............     8,244                $    10,517
Johnson Electric Holdings Ltd. .....    44,000                     60,360
Li & Fung Ltd. .....................    29,000                     47,591
New World Development Co. ..........    24,449                     29,778
Pacific Century CyberWorks
  Ltd.^* ...........................   160,006                     45,644
Shangri-LA Asia Ltd. ...............    28,000                     24,590
Sino Land Co. ......................    52,117                     21,716
Sun Hung Kai Properties Ltd. .......    27,235                    245,296
Swire Pacific Ltd., Class A ........    16,000                     82,874
Television Broadcasts Ltd. .........     6,000                     25,231
Wharf Holdings Ltd. ................    23,029                     48,126
                                                              -----------
                                                                1,728,584
                                                              -----------
IRELAND (0.6%)
Allied Irish Banks plc .............    10,051                    115,718
CRH plc ............................     5,432                     91,050
Eircom plc .........................    24,399                     26,748
Elan Corp. plc* ....................     3,431                    212,030
Independent News & Media plc........     2,764                      5,605
Independent Newspapers plc .........     3,258                      6,481
Iona Technologies plc * ............       188                      7,241
Irish Life & Permanent plc .........     2,438                     25,373
Jefferson Smurfit Group plc ........    10,437                     19,261
Kerry Group plc, Class A ...........     1,180                     13,486
Ryanair Holdings plc*
  (London Exchange) ................     1,770                     18,430
Ryanair Holdings plc*
  (Dublin Exchange) ................     2,020                     20,948
                                                              -----------
                                                                  562,371
                                                              -----------
ITALY (3.7%)
Alitalia S.p.A.^* ..................    15,567                     18,977
Arnoldo Mondadori Editore
  S.p.A ............................     2,744                     19,536
Assicurazioni Generali S.p.A.^ .....    13,756                    413,403
Autogrill S.p.A. ...................     3,340                     35,994
Autostrade S.p.A^ ..................    14,500                     94,149
Banca di Roma ......................    15,627                     47,625
Banco Popolare di Milano
  S.p.A.^ ..........................     2,937                     11,561
Benetton Group S.p.A. ..............     2,352                     31,539
Bipop-Carire S.p.A^ ................    21,281                     79,988
Bulgari S.p.A. .....................     3,681                     38,547
Enel S.p.A.^ .......................    82,976                    253,578
ENI S.p.A^ .........................    44,273                    539,702
Fiat S.p.A.^ .......................     4,374                     85,535
Gruppo Editoriale L'Espresso
  S.p.A ............................     3,600                     13,592
IntasaBCI S.p.A. ...................    56,296                    198,731
Italcementi S.p.A. .................     2,080                     16,270
Italgas S.p.A. .....................     2,970                     26,050
La Rinascente S.p.A. ...............     2,262                      9,766
Mediaset S.p.A.^ ...................    13,548                    114,002
Mediobanca S.p.A. ..................     6,953                     74,282
Parmalat Finanziaria S.p.A. ........    10,348                     27,594
Pirelli S.p.A. .....................    25,075                     69,838
Riunione Adriatica di Sicurta
  S.p.A. (RNC) .....................     8,491                    104,371
San Paolo IMI S.p.A.^ ..............    15,372                    197,019
Telecom Italia Mobile S.p.A.^ ......    77,258                    393,725


                                        NUMBER                    VALUE
                                       OF SHARES                 (NOTE 1)
                                       ---------              -----------
Telecom Italia Mobile S.p.A.
  (RNC)^ ...........................    18,196                $    57,764
Telecom Italia S.p.A.^ .............    40,888                    366,906
Telecom Italia S.p.A. (RNC)^ .......     7,081                     33,809
Tiscali S.p.A.^ ....................       714                      6,038
UniCredito Italiano S.p.A.^ ........    57,183                    245,430
                                                              -----------
                                                                3,625,321
                                                              -----------
JAPAN (21.1%)
77 Bank Ltd. .......................     3,000                     16,955
Acom Co., Ltd. .....................     1,700                    150,042
Advantest Corp. ....................     1,100                     94,264
Ajinomoto Co. ......................     9,000                     96,533
Alps Electric Co., Ltd.^ ...........     1,000                      9,315
Amada Co., Ltd. ....................     5,000                     25,292
Aoyamma Trading Co., Ltd. ..........       900                     12,092
Asahi Bank Ltd. ....................    32,000                     69,261
Asahi Breweries Ltd.^ ..............     7,000                     78,504
Asahi Glass Co., Ltd. ..............    14,000                    116,269
Asahi Kasei Corp. ..................    18,000                     75,610
Bank of Fukuoka Ltd.^ ..............     6,000                     26,935
Bank of Yokohama ...................    16,000                     65,157
Benesse Corp. ......................     1,400                     43,882
Bridgestone Corp. ..................    10,000                    104,613
Canon, Inc. ........................    10,000                    404,024
Casio Computer Co., Ltd. ...........     4,000                     23,247
Central Japan Railway Co.^ .........        26                    161,530
Chugai Pharmaceutical Co., Ltd......     3,000                     45,621
Chuo Mitsui Trust & Banking
  Co., Ltd. ........................     6,000                     10,630
Citizen Watch Co., Ltd. ............     3,000                     18,277
Credit Saison Co., Ltd. ............     1,100                     26,718
CSK Corp. ..........................     1,000                     31,103
Dai Nippon Printing Co., Ltd. ......     8,000                     97,607
Daiei, Inc.^* ......................     7,000                     13,299
Daiichi Pharmaceutical Co., Ltd.         4,000                     92,509
Daikin Industries Ltd. .............     3,000                     55,553
Dainippon Ink and Chemicals,
  Inc. .............................    10,000                     28,057
Daito Trust Construction Co. .......     2,000                     33,909
Daiwa Bank Ltd.^ ...................    25,000                     32,466
Daiwa House Industry Co., Ltd.......     6,000                     47,040
Daiwa Securities Group Ltd. ........    16,000                    167,381
Denso Corp. ........................    11,000                    209,868
East Japan Railway Co. .............        45                    259,730
Ebara Corp. ........................     4,000                     33,059
Eisai Co., Ltd. ....................     3,000                     67,217
Fanuc Ltd. .........................     2,700                    134,410
Fuji Machine Manufacturing Co.......       600                     10,990
Fuji Photo Film Co., Ltd. ..........     6,000                    258,768
Fuji Soft ABC, Inc. ................       200                     11,752
Fuji Television Network, Inc. ......         6                     34,486
Fujikura, Ltd. .....................     2,000                     12,185
Fujitsu Ltd. .......................    22,000                    231,031
Furukawa Electric Co., Ltd. ........     8,000                     63,810
Gunma Bank Ltd. ....................     4,000                     19,079
Hirose Electric Co., Ltd. ..........       400                     30,462
Hitachi Ltd. .......................    38,000                    373,161
Honda Motor Co., Ltd. ..............    11,000                    483,226
House Foods Corp. ..................     1,000                     10,942
Hoya Corp. .........................     1,400                     88,661
Isetan Co., Ltd. ...................     2,000                     21,163

EQ ADVISORS TRUST
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2001 (Unaudited)




                                        NUMBER                       VALUE
                                       OF SHARES                   (NOTE 1)
                                       ---------              ------------------
Ishikawajima-Harima Heavy
  Industries Co., Ltd.^ .............   23,000                 $    56,788
Ito-Yokado Co., Ltd. ................    5,000                     230,470
Itochu Corp. ........................   16,000                      65,029
Japan Airlines Co., Ltd. ............   24,000                      77,149
Japan Energy Corp. ..................   19,000                      40,210
Japan Tobacco, Inc. .................       23                     158,563
Joyo Bank Ltd. ......................    8,000                      23,985
JUSCO Co., Ltd. .....................    4,000                      88,180
Kadokawa Shoten Publishing
  Co., Ltd.^ ........................      200                       3,399
Kajima Corp.^ .......................   12,000                      30,590
Kaneka Corp. ........................    4,000                      36,202
Kansai Electric Power Co., Inc. .....   11,200                     189,891
Kao Corp. ...........................    7,000                     173,955
Kawasaki Heavy Industries Ltd........   26,000                      42,936
Kawasaki Steel Corp.^ ...............   45,000                      53,389
Kinden Corp. ........................    2,000                      12,425
Kinki Nippon Railway Co.,
  Ltd.^ .............................   22,510                      90,224
Kirin Brewery Co., Ltd. .............   11,000                      93,559
Kokuyo Co., Ltd. ....................    1,000                      10,501
Komatsu Ltd. ........................   11,000                      50,439
Komori Corp. ........................    1,000                      13,628
Konami Co., Ltd. ....................    1,700                      77,542
Konica Corp. ........................    2,000                      14,686
Kubuta Corp. ........................   20,000                      79,522
Kuraray Co., Ltd. ...................    4,000                      29,757
Kurita Water Industries Ltd. ........    2,000                      27,512
Kyocera Corp. .......................    2,100                     185,178
Kyowa Hakko Kogyo Co., Ltd. .........    5,000                      33,268
Marubeni Corp. ......................   18,000                      34,631
Marui Co., Ltd.* ....................    5,000                      72,147
Matsushita Electric Industrial
  Co., Ltd. .........................   24,000                     375,550
Meiji Milk Products .................    4,000                      15,872
Meiji Seika Kaisha Ltd. .............    6,000                      31,937
Minebea Co., Ltd. ...................    4,000                      26,326
Mitsubishi Chemical Corp. ...........   24,000                      64,259
Mitsubishi Corp. ....................   19,000                     153,072
Mitsubishi Electric Corp. ...........   26,000                     128,807
Mitsubishi Estate Co., Ltd. .........   16,000                     147,116
Mitsubishi Heavy Industries Ltd......   40,000                     182,452
Mitsubishi Logistics Corp. ..........    2,000                      18,213
Mitsubishi Materials Corp.^ .........   16,000                      34,246
Mitsubishi Rayon Co., Ltd. ..........   13,000                      46,166
Mitsubishi Tokyo Finance Group,
  Inc. ..............................       65                     541,905
Mitsui & Co., Ltd. ..................   20,000                     134,514
Mitsui Fudosan Co., Ltd. ............   11,000                     118,514
Mitsui Marine & Fire Insurance
  Co., Ltd. .........................   10,000                      51,144
Mitsui Mining & Smelting Co.,
  Ltd. ..............................    5,000                      22,085
Mitsukoshi Ltd.^ ....................    8,000                      33,156
Mizuho Holding, Inc.^ ...............      103                     478,897
Murata Manufacturing Co., Ltd........    2,800                     186,076
NAMCO Ltd. ..........................      700                      12,570
NEC Corp. ...........................   19,000                     256,644
NGK Insulators Ltd. .................    5,000                      43,890
NGK Spark Plug Co., Ltd.^ ...........    2,000                      18,758
Nichiel Co., Ltd. ...................      400                       3,495


                                          NUMBER                    VALUE
                                         OF SHARES                 (NOTE 1)
                                        ----------             ------------
Nidec Corp.^ ........................      800                 $    41,621
Nikon Corp. .........................    4,000                      37,965
Nintendo Ltd. .......................    1,600                     291,154
Nippon COMSYS Corp.^ ................    2,000                      27,095
Nippon Express Co., Ltd. ............   14,000                      63,185
Nippon Meat Packers, Inc. ...........    3,000                      36,338
Nippon Mitsubishi Oil Co. ...........   17,000                      95,940
Nippon Sheet Glass Co., Ltd. ........    5,000                      29,099
Nippon Steel Corp. ..................   83,000                     125,753
Nippon Telegraph & Telephone
  Corp. .............................      146                     760,752
Nippon Unipac Holding^ ..............       12                      67,337
Nippon Yusen Labushiki Kaisha........   12,000                      47,521
Nissan Motor Co., Ltd. ..............   45,000                     310,594
Nisshin Flour Milling ...............    4,000                      29,757
Nissin Food Products Co., Ltd. ......    2,000                      41,685
Nitto Denko Corp. ...................    2,000                      57,718
Nomura Securities Co., Ltd. .........   23,000                     440,659
NSK Ltd. ............................    6,000                      25,925
Obayashi Corp. ......................   12,000                      46,655
Oji Paper Co., Ltd. .................   13,000                      64,299
Olympus Optical Co., Ltd. ...........    3,000                      48,050
Omron Corp. .........................    3,000                      54,231
Onward Kashiyama Co., Ltd. ..........    2,000                      21,676
Oriental Land Co., Ltd. .............    1,200                      89,078
Orix Corp. ..........................      900                      87,515
Osaka Gas Co., Ltd. .................   26,000                      83,787
Pioneer Corp. .......................    2,000                      60,764
Promise Co., Ltd. ...................    2,000                     164,816
Rohm Co., Ltd. ......................    1,400                     217,500
Sankyo Co. ..........................    6,000                     108,221
Sanrio Co., Ltd. ....................    1,000                      13,147
Sanyo Electric Co., Ltd. ............   23,000                     145,288
Secom Co. ...........................    2,600                     145,064
Sega Corp.^ .........................    1,400                      24,803
Sekisui Chemical Co., Ltd. ..........    7,000                      28,955
Sekisui House Ltd. ..................    9,000                      76,404
Sharp Corp. .........................   14,000                     190,789
Shimamura Co., Ltd. .................      500                      26,053
SHIMANO, Inc. * .....................    1,000                      14,734
Shimizu Corp.^ ......................   12,000                      48,964
Shin-Etsu Chemical Co., Ltd. ........    5,000                     183,574
Shionogi & Co., Ltd. ................    4,000                      83,370
Shiseido Co., Ltd. ..................    5,000                      46,896
Shizuoka Bank Ltd. ..................    9,000                      75,466
Showa Denko K.K. ....................    7,000                       9,988
Showa Shell Sekiyu K.K. .............    6,000                      34,967
Skylark Co., Ltd. ...................    1,000                      28,458
SMC Corp. ...........................      800                      85,615
Softbank Corp.^ .....................    4,100                     134,426
Sony Corp. ..........................   10,400                     683,635
Sumitomo Chemical Co., Ltd. .........   19,000                      85,751
Sumitomo Corp. ......................   14,000                      97,976
Sumitomo Electric Industries ........    9,000                     102,016
Sumitomo Heavy Industries* ..........   11,000                      15,343
Sumitomo Marine & Fire
  Insurance Co., Ltd.^ ..............    7,000                      39,112
Sumitomo Metal Industries* ..........   29,000                      17,436
Sumitomo Metal Mining Co. ...........    3,000                      14,021
Sumitomo Mitsui Banking Corp.........   63,600                     525,135
Sumitomo Osaka Cement Co.,
  Ltd. ..............................    7,000                      14,590

EQ ADVISORS TRUST
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2001 (Unaudited)




                                        NUMBER                      VALUE
                                       OF SHARES                  (NOTE 1)
                                       --------------------   ------------------
Taiheiyo Cement Corp. ..............    6,000                 $    12,698
Taisei Corp. .......................    7,000                      17,059
Taisho Pharmaceutical Co., Ltd......    3,000                      56,395
Taiyo Yuden Co., Ltd.^ .............    1,000                      26,614
Takara Shuzo Co., Ltd.^ ............    2,000                      26,342
Takashimaya Co., Ltd. ..............    5,000                      34,871
Takeda Chemical Industries Ltd......   10,000                     464,948
Takefuji Corp. .....................    1,800                     163,486
Teijin Ltd. ........................   14,000                      78,672
Terumo Corp. .......................    2,000                      36,715
Tobu Railway Co., Ltd. .............    7,000                      22,390
Toda Corp. .........................    3,000                      10,413
Toho Co., Ltd. .....................      200                      23,889
Tohoku Electric Power Co., Inc......    5,500                      89,723
Tokio Marine & Fire Insurance
  Co., Ltd. ........................   18,000                     168,103
Tokyo Broadcasting System, Inc......    1,000                      19,239
Tokyo Electric Power ...............   15,100                     390,982
Tokyo Electron Ltd. ................    2,000                     121,047
Tokyo Gas Co., Ltd.^ ...............   31,000                      94,184
Tokyo Style^ .......................    1,000                      11,143
Tokyu Corp.^ .......................   15,000                      81,767
Toppan Printing ....................    8,000                      82,280
Toray Industries, Inc. .............   19,000                      75,851
Toshiba Corp. ......................   37,000                     195,463
Tosoh Corp. ........................    7,000                      20,426
Tostem Corp.^ ......................    3,000                      49,301
Toto Ltd.^ .........................    5,000                      34,831
Toyo Seikan Kaisha Ltd. ............    3,000                      42,952
Toyota Motor Corp. .................   41,400                   1,456,940
Trans Cosmos .......................      300                      12,145
Ube Industries Ltd. ................    4,000                       8,080
Uni-Charm Corp. ....................      800                      25,909
Uny Co., Ltd. ......................    2,000                      20,394
Wacaol Corp. .......................    3,000                      32,105
World Co., Ltd.^ ...................      700                      22,446
Yakult Honsha Co., Ltd. ............    2,000                      21,564
Yamaha Corp. .......................    2,000                      20,153
Yamanouchi Pharmaceutical Co.,
  Ltd. .............................    5,000                     140,286
Yamato Transport Co., Ltd. .........    6,000                     125,777
Yamazaki Banking Co., Ltd.^ ........    2,000                      14,574
Yokogawa Electric Corp. ............    2,000                      17,796
                                                              -----------
                                                               20,787,733
                                                              -----------
NETHERLANDS (5.4%)
ABN-Amro Holdings N.V. .............   17,412                     327,084
Aegon N.V. .........................   15,463                     435,249
Akzo Nobel N.V. ....................    3,234                     136,887
ASML Holding N.V.* .................    4,797                     107,573
Buhrmann N.V. ......................    1,704                      16,070
Elsevier N.V. ......................    9,078                     112,969
Getronics N.V. .....................    3,867                      16,041
Hagemeyer N.V. .....................    1,314                      25,306
Heineken N.V., Class A .............    4,611                     185,921
IHC Caland N.V. ....................       66                       3,324
ING Groep N.V. .....................   11,339                     741,045
KLM Royal Dutch Airlines* ..........      248                       4,367
Koninklijke (Royal) KPN N.V. .......   15,065                      85,447
Koninklijke Ahold N.V. .............    9,606                     300,883
Koninklijke Royal Philips
  Electronics N.V. .................   14,925                     395,594


                                        NUMBER                    VALUE
                                       OF SHARES                (NOTE 1)
                                       ---------              -----------
Oce N.V. ...........................      315                 $     3,307
Qiagen N.V.^ .......................    1,730                      38,078
Royal Dutch Petroleum Co. ..........   24,253                   1,395,723
STMicroelectronics N.V.^ ...........    9,979                     346,357
TNT Post Group N.V. ................    5,762                     120,238
Unilever N.V. ......................    6,561                     393,238
Wolters Kluwer N.V. ................    2,999                      80,607
                                                              -----------
                                                                5,271,308
                                                              -----------
NEW ZEALAND (0.1%)
Carter Holt Harvey Ltd. ............   15,301                      10,537
Contact Energy Ltd. ................    5,646                       6,862
Rubicon Ltd ........................    3,377                         958
Telecom Corp. of New Zealand .......   17,003                      38,779
                                                              -----------
                                                                   57,136
                                                              -----------
NORWAY (0.4%)
Bergesen d.y. ASA, Class A .........      500                       9,106
DnB Holding ASA ....................    8,850                      38,399
Elkem ASA ..........................      700                      11,586
Frontline Ltd. .....................    1,050                      17,998
Kvaerner ASA* ......................      507                       3,558
Merkantildata ASA* .................    1,000                       1,661
Norsk Hydro ASA ....................    2,950                     124,993
Norske Skogindustrier ASA ..........    1,250                      18,949
Opticom ASA* .......................      160                      10,182
Orkla ASA ..........................    2,685                      48,613
Petroleum Geo-Services ASA* ........      850                       8,605
Schibsted ASA ......................      450                       4,459
Storebrand ASA .....................    2,750                      19,592
Telenor A/S ........................    5,650                      23,304
Tomra Systems ASA ..................    1,600                      25,197
                                                              -----------
                                                                  366,202
                                                              -----------
PORTUGAL (0.3%)
Banco Comercial Portugues ..........   13,099                      48,791
Banco Espirito Santo ...............    1,563                      21,369
BPI-SGPS S.A. (Registered) .........    4,584                      10,633
Brisa-Auto Estradas de Portugal
  S.A. .............................    3,880                      32,846
Cimentos de Portugal SGPS,
  S.A. .............................    1,294                      25,086
Electricidade de Portugal S.A. .....   32,040                      76,488
Jeronimo Martins & Filho ...........      875                       5,630
Portugal Telecom, SGPS, S.A.
  (Bonus Rights) ...................   11,114                       1,505
Portugal Telecom, SGPS, S.A.
  (Registered) .....................   11,114                      77,527
Sonae SGPS S.A. ....................   30,234                      22,011
                                                              -----------
                                                                  321,886
                                                              -----------
SINGAPORE (0.7%)
Brierley Investments Ltd. ..........    7,143                       1,910
CapitaLand Ltd.* ...................   21,000                      28,815
Chartered Semiconductor
  Manufacturing Ltd.* ..............   12,000                      30,033
City Developments Ltd. .............   11,000                      42,563
Creative Technology Ltd. ...........    1,000                       8,397
DBS Group Holdings Ltd. ............   15,349                     112,885
Fraser & Neave Ltd. ................    3,000                      13,090
Keppel Corp., Ltd. .................    6,000                      11,921
Neptune Orient Lines * .............    9,000                       6,915
Oversea-Chinese Banking Corp........   13,559                      88,558

EQ ADVISORS TRUST
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2001 (Unaudited)




                                      NUMBER                       VALUE
                                     OF SHARES                   (NOTE 1)
                                     ---------              ------------------
Sembcorp Industries Ltd. ...........   27,000                 $    23,858
Singapore Airlines Ltd. ............   14,000                      96,817
Singapore Press Holdings Ltd. ......    4,048                      44,435
Singapore Technologies
  Engineering Ltd. .................   33,000                      46,729
Singapore Telecommunications
  Ltd. .............................   74,000                      77,168
United Overseas Bank Ltd. ..........   11,392                      71,903
Venture Manufacturing
  (Singapore) Ltd. .................    3,000                      19,923
                                                              -----------
                                                                  725,920
                                                              -----------
SPAIN (2.6%)
Acerinox S.A. ......................      877                      24,352
ACS, Actividades Cons y
  Services S.A. ....................      834                      23,115
Altadis S.A.^ ......................    4,180                      59,590
Altadis S.A.* ......................      342                       4,818
Autopistas Concesionaria
  Espana ...........................    4,597                      41,796
Banco Bilbao Vizcaya
  Argentaria, S.A.* ................   35,959                     465,140
Banco Santander Central
  Hispano S.A. .....................   49,080                     444,571
Ebro Puleva S.A. ...................      539                       6,050
Endesa, S.A.^ ......................   12,444                     198,469
Fomento de Construcciones y
  Contratas S.A.* ..................    1,701                      32,400
Gas Natural SDG S.A. ...............    5,081                      82,155
Grupo Dragados S.A. ................    1,842                      23,156
Iberdrola S.A. .....................   10,892                     139,692
Repsol YPF, S.A. ...................   13,916                     229,722
Sociedad General de Aguas de
  Barcelona S.A.* ..................    2,040                      28,098
SOL Melia S.A.^ ....................    1,596                      14,132
Telefonica S.A.* ...................   51,019                     628,848
TelePizza^* ........................    2,024                       3,769
Union Electrica Fenosa S.A. ........    3,001                      56,018
Vallehermoso S.A. ..................    1,297                       8,268
Zardoya Otis S.A. ..................    1,647                      14,779
Zeltia S.A. * ......................    1,578                      16,057
                                                              -----------
                                                                2,544,995
                                                              -----------
SWEDEN (2.0%)
Assa Abloy AB ......................    4,400                      62,906
Assidoman AB .......................    1,000                      20,778
Atlas Copco AB, Class A ............    1,428                      28,293
Atlas Copco AB, Class B ............    1,057                      20,505
Drott AB, Class B ..................      500                       5,218
Electrolux AB, Class B .............    5,300                      73,336
Gambro AB ..........................    3,100                      18,953
Hennes & Mauritz AB, Class B .......    9,300                     159,466
Modern Times Group AB ..............      400                       9,010
Nordea AB (FDR) ....................    8,160                      46,283
Nordea AB ..........................   18,100                     103,176
Nordea AB * ........................    8,892                      51,092
OM AB ..............................      500                       6,344
S.K.F. AB, Class B^ ................      600                       9,461
Sandvik AB .........................    3,700                      74,499
Securitas AB, Class B^ .............    5,000                      87,573
Skandia Forsakrings AB* ............   11,500                     105,732
Skandinaviska Enskilda Banken.......    7,900                      75,175


                                        NUMBER                     VALUE
                                       OF SHARES                  (NOTE 1)
                                       --------------------   ------------------
Skanska AB .........................    5,200                 $    49,243
Svenska Cellulosa, AB, Class B .....    3,400                      72,054
Svenska Hadelsbanken, AB,
  Class A ..........................    8,000                     114,374
Swedish Match AB ...................    1,300                       6,096
Tele AB, Class B* ..................    2,100                      68,252
Telefonaktiebolaget LM Ericsson
  AB, Class B* .....................   88,700                     485,230
Telia AB^* .........................   16,300                      82,425
Volvo AB, Class A ..................    1,440                      21,051
Volvo AB, Class B ..................    3,980                      59,645
Wm-Data AB, Class B ................    4,500                      13,363
                                                              -----------
                                                                1,929,533
                                                              -----------
SWITZERLAND (5.9%)
ABB AG Ltd .........................   13,588                     205,638
Adecco S.A. ........................    2,500                     117,676
Ascom Holding AG ...................      363                      16,743
Charles Voegele Holding AG .........      100                      11,128
Credit Suisse Group ................    3,400                     559,005
Fischer (Georg) AG .................       30                       7,219
Givaudan* ..........................       94                      26,072
Holcim Ltd. (Registered) ...........      496                      24,340
Holcim Ltd. Class B ................      325                      66,183
Kudelski S.A.^ .....................      630                      52,929
Kuoni Reisen Holding AG
  (Registered) .....................       10                       3,872
Lonza AG ...........................       70                      40,856
Nestle S.A. (Registered) ...........    4,400                     935,181
Novartis AG (Registered) ...........   32,600                   1,179,898
Roche Holding AG ...................    7,900                     569,215
Roche Holding AG (Bearer) ..........    1,800                     146,720
Schindler Holding AG
  (Registered)* ....................       10                      11,128
SGS Societe Generale
  Surveillance de Holdings S.A......       75                      13,562
Sulzer AG* .........................       50                      15,913
Swatch Group AG (Bearer) ...........       40                      40,060
Swatch Group AG (Registered)........      160                      34,051
Swiss Re (Registered)^ .............      160                     319,769
Swissair Group .....................       50                       3,004
Swisscom AG (Registered) ...........      960                     228,610
Syngenta AG* .......................    1,652                      86,860
UBS AG (Registered) ................    5,072                     726,668
Unaxis Holding AG * ................      196                      27,590
Valora Holding AG ..................       40                       7,100
Zurich Financial Services AG .......      978                     333,564
                                                              -----------
                                                                5,810,554
                                                              -----------
UNITED KINGDOM (18.5%)
3i Group plc .......................    6,585                      98,857
Abbey National plc .................   16,872                     295,822
Airtours plc .......................    1,996                       8,124
Amvescap plc .......................    8,913                     155,019
ARM Holdings plc* ..................    9,788                      37,011
AstraZeneca plc ....................   19,749                     919,025
AWG plc* ...........................    1,842                      15,564
BAE SYSTEMS plc ....................   35,633                     170,870
Barclays plc .......................   19,019                     583,901
Barratt Developments plc ...........    2,197                      11,108
Bass plc ...........................   10,581                     110,716
BBA Group plc ......................    3,006                      10,605

EQ ADVISORS TRUST
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2001 (Unaudited)




                                          NUMBER                    VALUE
                                          OF SHARES                (NOTE 1)
                                        -----------            -----------------
BBA plc .............................    13,014                $   120,962
Berkeley Group plc ..................     2,323                     23,506
BG Group plc ........................    35,142                    138,697
Blue Circle Industries plc ..........     9,050                     62,738
BOC Group plc .......................     5,269                     77,171
Boots Co. plc .......................    11,926                    100,940
BP plc ..............................   249,985                  2,057,755
British Airways plc .................    13,592                     65,847
British American Tobacco plc ........    22,456                    170,774
British Land Co., plc ...............     7,293                     49,813
British Sky Broadcasting plc* .......    20,765                    200,024
British Telecommunications plc ......    74,604                    469,640
British Telecommunications plc
  (FP)* .............................    22,381                    132,380
Bunzl plc ...........................     4,597                     31,722
Cadbury Schweppes plc ...............    23,859                    161,115
Canary Wharf Finance plc* ...........     8,198                     63,961
Capita Group plc ....................     3,774                     24,581
Carlton Communications plc ..........     7,540                     35,678
Celltech Group plc* .................     3,193                     53,870
Centrica plc ........................    41,253                    132,024
CGNU plc ............................    24,930                    345,121
Chubb plc* ..........................     9,134                     21,385
CMG plc .............................     7,559                     33,107
Compass Group plc ...................    25,357                    203,191
Corus Group plc .....................    35,376                     30,266
Diageo plc ..........................    39,253                    431,184
Dixons Group plc ....................    22,871                     75,047
Electrocomponents plc ...............     5,979                     45,301
EMI Group plc .......................     8,955                     50,697
Exel plc ............................     2,235                     23,906
FKI plc .............................     3,955                     15,651
GKN plc .............................     7,349                     70,584
GlaxoSmithKline plc .................    69,335                  1,952,890
Granada plc .........................    25,357                     53,298
Great Universal Stores plc ..........    10,995                     94,222
Halifax Group plc ...................    21,997                    254,642
Hanson plc ..........................     9,803                     72,272
HAYS plc ............................    18,472                     47,671
Hilton Group plc ....................    14,251                     47,967
HSBC Holdings plc ...................   105,211                  1,248,321
Imperial Chemical Industries plc.....     9,292                     54,568
International Power plc* ............    12,178                     51,408
Invensys plc ........................    40,540                     77,075
Johnson Matthey plc .................     2,954                     44,596
Kidde plc* ..........................     9,134                     10,484
Kingfisher plc ......................    15,410                     83,498
Land Securities plc .................     7,319                     90,086
Lattice Group plc* ..................    35,142                     78,566
Legal & General Group plc ...........    52,955                    120,255
Lloyds TSB Group plc ................    60,530                    606,514
Logica plc ..........................     4,995                     60,707
London Bridge Software
  Holdings ..........................     1,010                      2,205
Marconi plc .........................    30,707                    109,409
Marks & Spencer plc .................    31,009                    114,415
Misys plc ...........................     7,079                     49,548
National Grid Group plc .............    18,131                    133,798
Nycomed Amersham plc ................     6,335                     45,946
P&O Princess Cruises plc* ...........     6,630                     34,547
Pearson plc .........................     8,195                    135,261


                                         NUMBER                   VALUE
                                        OF SHARES                (NOTE 1)
                                        ---------             ------------
Penninsular & Oriental Steam
  Navigation Co. ....................     6,470                $    24,237
Pilkington plc ......................       389                        551
Provident Financial plc .............     2,169                     22,711
Prudential plc ......................    21,979                    266,506
Psion plc ...........................     4,730                      5,995
Railtrack Group plc .................     5,484                     25,795
Rank Group plc ......................     4,798                     14,595
Reed International plc ..............    12,327                    109,369
Rentokil Initial plc ................    31,233                    106,005
Reuters Group plc ...................    16,661                    216,570
Rexam plc ...........................     2,929                     12,746
Rio Tinto plc .......................    12,846                    228,309
RMC Group plc .......................     4,299                     41,472
Royal Bank of Scotland Group
  plc ...............................    29,832                    658,334
Sainsbury J plc .....................    18,546                    115,769
Schroders plc .......................     3,839                     44,198
Scottish Power plc ..................    18,838                    138,750
Slough Estates plc ..................     2,760                     13,390
Smith & Nephew plc ..................     4,821                     25,053
Smiths Group plc ....................     5,538                     64,343
Stagecoach Holdings plc .............     9,196                     10,199
Tate & Lyle plc .....................     3,654                     14,409
Taylor Woodward plc .................     3,363                      9,235
Tesco plc ...........................    76,673                    276,965
The Sage Group plc ..................    15,086                     53,964
Unilever plc ........................    30,058                    253,561
United Utilities plc ................     4,135                     39,220
Vodafone Group plc ..................   742,450                  1,646,808
Wolseley plc ........................     4,965                     37,129
WPP Group plc .......................    11,442                    112,796
                                                               -----------
                                                                18,198,413
                                                               -----------
UNITED STATES (0.0%)
Capstone Turbine Corp.* .............        48                      1,060
                                                               -----------
  TOTAL COMMON STOCKS (85.6%)
     (Cost $99,234,148) .............                           84,130,821
                                                               -----------


PREFERRED STOCKS:
AUSTRALIA (0.2%)
News Corp., Ltd. ..............              24,557           197,524
                                                              -------
GERMANY (0.1%)
Hugo Boss AG ..................                  50            13,968
Prosieben Media AG ............               1,930            27,449
Volkswagen AG .................                 850            25,905
                                                              -------
                                                               67,322
                                                              -------
ITALY (0.0%)
Fiat S.p.A. ...................               1,172            15,200
                                                              -------
  TOTAL PREFERRED STOCKS (0.3%)
     (Cost $319,419)...........                               280,046
                                                              -------
                                         NUMBER OF
                                          WARRANTS
                                         ---------
WARRANTS:
FRANCE (0.0%)
Casino Guichard Perrach-CW03
  Class A^* ...................                  72               363
Casino Guichard-Perrach-CW05
  Class B^* ...................                  72               416
                                                              -------
  TOTAL WARRANTS (0.0%)
     (Cost $0) ................                                   779
                                                              -------

EQ ADVISORS TRUST
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2001 (Unaudited)


                                          PRINCIPAL          VALUE
                                           AMOUNT          (NOTE 1)
                                       --------------   --------------
SHORT-TERM DEBT
  SECURITIES:
TIME DEPOSIT (10.6%)
Chase Nassau,
  3.45%, 07/02/01 ..................   $10,448,497      $10,448,497
                                                        -----------
U.S. GOVERNMENT (0.3%)
U.S. Treasury Bill, 7/19/2001+ .....       320,000          319,426
                                                        -----------
TOTAL SHORT-TERM DEBT
 SECURITIES (10.9%)
 (Amortized Cost $10,767,923).......                     10,767,923
                                                        -----------
TOTAL INVESTMENTS (96.8%)
  (Cost/Amortized Cost
  $110,321,490).....................                     95,179,569
OTHER ASSETS
  LESS LIABILITIES (3.2%) ..........                      3,096,718
                                                        -----------
NET ASSETS (100.0%) ................                    $98,276,287
                                                        ===========



--------------------------------------------------------------------------------

MARKET SECTOR DIVERSIFICATION
As a Percentage of Total Equity Investments
Consumer Discretionary ....................                   14.6%
Consumer Staples ..........................                    7.8
Energy ....................................                    6.8
Financials
  Banks ...................................       15.2
  Diversified Financials ..................        4.3
  Insurance ...............................        5.4
  Real Estate .............................        1.4
Total Financials ..........................                   26.3
Health Care ...............................                    9.1
Industrials ...............................                   10.0
Information Technology ....................                    8.3
Materials .................................                    5.3
Telecommunication Services ................                    7.2
Utilities .................................                    4.6
                                                             -----
                                                             100.0%
                                                             =====

---------------------
*   Non-income producing.

+ All, or a portion of security held by broker as collateral for financial futures contracts.

++ Affiliated company as defined under the Investment Company Act of 1940 (See Note 6).

^   All, or a portion of security out on loan (Note 1).


    Glossary:
    ADR--American Depositary Receipt
    FDR--Finnish Depositary Receipt
    RNC--Risparmio Non-Convertible Savings Shares
    VVPR--Verlaagde Voorheffing Precompte Reduit

EQ ADVISORS TRUST
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2001 (Unaudited)


--------------------------------------------------------------------------------
Investments in companies which were affiliates for the period ended June 30, 2001, were as follows:






                              MARKET VALUE       PURCHASES      SALES       MARKET VALUE     DIVIDEND     REALIZED
SECURITIES                 DECEMBER 31, 2000      AT COST      AT COST     JUNE 30, 2001      INCOME        GAIN
-----------------------   -------------------   -----------   ---------   ---------------   ----------   ---------
AXA ...................        $  622,173         $52,353        $--         $  534,063      $ 9,016        $--
Deutsche Bank .........           533,412          34,087         --            476,278        7,605         --
                               ----------                                    ----------      -------        ---
                               $1,155,585                                    $1,010,341      $16,621        $--
                               ==========                                    ==========      =======        ===

At June 30, 2001, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)



                                                  LOCAL
                                                CONTRACT         COST ON          U.S. $         UNREALIZED
                                                 AMOUNT        ORIGINATION       CURRENT       APPRECIATION/
                                                 (000'S)           DATE           VALUE        (DEPRECIATION)
                                             --------------   -------------   -------------   ---------------
FOREIGN CURRENCY BUY CONTRACTS
European Union, expiring 7/23/01 .........      7,601,666      $6,495,593      $6,432,784       $(62,809)
British Pound expiring, 7/23/01 ..........      2,056,098       2,901,469       2,893,513         (7,956)
Japanese Yen expiring, 7/23/01 ...........    439,492,500       3,548,222       3,530,787        (17,435)
                                                                                                --------
                                                                                                $(88,200)
                                                                                                ========
FOREIGN CURRENCY SELL CONTRACTS
European Union expiring, 7/23/01 .........      1,683,697       1,450,000       1,424,801       $ 25,199
                                                                                                ========

At June 30, 2001, the Portfolio had the following futures contracts open: (Note
1)




                                                                                                      UNREALIZED
                                         NO. OF       EXPIRATION       ORIGINAL       VALUE AT      APPRECIATION/
PURCHASE                               CONTRACTS         DATE            VALUE        06/30/01      (DEPRECIATION)
-----------------------------------   -----------   --------------   ------------   ------------   ---------------
Hang Seng Index ...................         6           July-01       $  501,763     $  501,589       $   (174)
IBEX 35 ...........................         5           July-01          373,778        374,006            228
CAC 40 Index ......................        64        September-01      2,798,444      2,844,137         45,693
Financial Times 100 Index .........        35        September-01      2,793,104      2,785,406         (7,698)
German DAX Index ..................        14        September-01      1,762,162      1,811,828         49,666
Milan MIB 30 Index ................         4        September-01        624,941        635,319         10,378
Nikkei 225 (CME) Index ............        50        September-01      3,224,544      3,230,000          5,456
SPO 200 Index .....................        12        September-01        525,633        528,973          3,340
TOPIX Index .......................         2        September-01        208,527        207,784           (743)
                                                                                                      --------
                                                                                                      $106,146
                                                                                                      ========

Investment security transactions for the period ended June 30, 2001 were as follows:



COST OF PURCHASES:
Stocks and long-term corporate debt securities .........  $6,913,660
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities .........   1,657,196

As of June 30, 2001, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:



Aggregate gross unrealized appreciation .........  $   4,592,894
Aggregate gross unrealized depreciation .........    (19,734,815)
                                                   -------------
Net unrealized depreciation .....................  $ (15,141,921)
                                                   =============
Federal income tax cost of investments ..........  $ 110,321,490
                                                   =============

At June 30, 2001, the Portfolio had loaned securities with a total value $9,916,978 which was secured by collateral of $10,271,343.





                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/JANUS LARGE CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2001 (Unaudited)




                                                                            NUMBER                  VALUE
                                                                           OF SHARES              (NOTE 1)
                                                                           ---------             ------------
COMMON STOCKS:
CONSUMER DISCRETIONARY (22.0%)
CASINOS & GAMING (1.4%)
MGM Mirage, Inc.* ......................................................    59,400               $  1,779,624
                                                                                                 ------------
GENERAL MERCHANDISE STORES
  (1.4%)
Wal-Mart Stores, Inc. ..................................................    38,025                  1,855,620
                                                                                                 ------------
HOME IMPROVEMENT RETAIL (0.9%)
Home Depot, Inc. .......................................................    23,885                  1,111,847
                                                                                                 ------------
MEDIA (18.3%)
AOL Time Warner, Inc.* .................................................   105,975                  5,616,675
AT&T Corp. -- Liberty Media
  Corp., Class A* ......................................................   183,075                  3,201,982
Cablevision Systems Corp. --
  Rainbow Media Group* .................................................    10,312                    266,050
Cablevision Systems Corp.,
  Class A* .............................................................    40,925                  2,394,112
Comcast Corp., Class A* ................................................   135,935                  5,899,579
Metro-Goldwyn-Mayer, Inc.* .............................................    35,830                    811,549
Viacom, Inc., Class B* .................................................   103,825                  5,372,944
                                                                                                 ------------
                                                                                                   23,562,891
                                                                                                 ------------
  TOTAL CONSUMER DISCRETIONARY..........................................                           28,309,982
                                                                                                 ------------
CONSUMER STAPLES (4.0%)
BEVERAGES (1.6%)
Anheuser-Busch Cos., Inc. ..............................................    49,050                  2,020,860
                                                                                                 ------------
HOUSEHOLD PRODUCTS (2.4%)
Colgate-Palmolive Co. ..................................................    53,315                  3,145,052
                                                                                                 ------------
  TOTAL CONSUMER STAPLES ...............................................                            5,165,912
                                                                                                 ------------
ENERGY (4.9%)
INTEGRATED OIL & GAS (1.6%)
Exxon Mobil Corp. ......................................................    24,035                  2,099,457
                                                                                                 ------------
OIL & GAS EXPLORATION &
  PRODUCTION (3.3%)
Anadarko Petroleum Corp. ...............................................    77,095                  4,165,443
                                                                                                 ------------
  TOTAL ENERGY .........................................................                            6,264,900
                                                                                                 ------------
FINANCIALS (14.4%)
BANKS (2.8%)
Bank of New York Co., Inc. .............................................    76,275                  3,661,200
                                                                                                 ------------
DIVERSIFIED FINANCIALS (11.6%)
Charles Schwab Corp. ...................................................   109,400                  1,673,820
Citigroup, Inc. ........................................................   117,970                  6,233,535
Fannie Mae .............................................................    58,350                  4,968,502
Morgan Stanley Dean Witter &
  Co. ..................................................................    31,485                  2,022,282
                                                                                                 ------------
                                                                                                   14,898,139
                                                                                                 ------------
  TOTAL FINANCIALS .....................................................                           18,559,339
                                                                                                 ------------
HEALTH CARE (9.2%)
BIOTECHNOLOGY (3.5%)
Genentech, Inc.* .......................................................    81,910                  4,513,241
                                                                                                 ------------
HEALTH CARE EQUIPMENT &
  SERVICES (0.3%)
Applied Biosystems Group --
  Applera Corp. ........................................................    15,600                    417,300
                                                                                                 ------------



                                                                             NUMBER                VALUE
                                                                            OF SHARES              (NOTE 1)
                                                                           ----------            ------------
PHARMACEUTICALS (5.4%)
Bristol-Myers Squibb Co. ...............................................     31,275              $  1,635,682
Pfizer, Inc. ...........................................................    104,025                 4,166,201
Schering-Plough Corp. ..................................................     32,345                 1,172,183
                                                                                                 ------------
                                                                                                    6,974,066
                                                                                                 ------------
  TOTAL HEALTH CARE ....................................................                           11,904,607
                                                                                                 ------------
INDUSTRIALS (8.8%)
AEROSPACE & DEFENSE (2.1%)
Boeing Co. .............................................................    49,330                  2,742,748
                                                                                                 ------------
CONSTRUCTION & ENGINEERING (1.5%)
Fluor Corp. (New) ......................................................    42,705                  1,928,131
                                                                                                 ------------
INDUSTRIAL CONGLOMERATES (5.2%)
General Electric Co. ...................................................   137,425                  6,699,468
                                                                                                 ------------
  TOTAL INDUSTRIALS ....................................................                           11,370,347
                                                                                                 ------------
INFORMATION TECHNOLOGY (26.9%)
APPLICATION SOFTWARE (3.1%)
Siebel Systems, Inc.* ..................................................    59,010                  2,767,569
Symbol Technologies, Inc. ..............................................    57,970                  1,286,934
                                                                                                 ------------
                                                                                                    4,054,503
                                                                                                 ------------
COMPUTER STORAGE & PERIPHERALS (2.5%)
EMC Corp.* .............................................................   110,550                  3,211,478
                                                                                                 ------------
ELECTRONIC EQUIPMENT &
  INSTRUMENTS (2.4%)
Flextronics International Ltd.* ........................................   117,390                  3,065,053
                                                                                                 ------------
SEMICONDUCTOR EQUIPMENT (4.8%)
Applied Materials, Inc.* ...............................................    55,045                  2,702,710
ASML Holding N.V. (New York
  Shares)* .............................................................   156,525                  3,482,681
                                                                                                 ------------
                                                                                                    6,185,391
                                                                                                 ------------
SEMICONDUCTORS (6.2%)
Advanced Micro Devices, Inc.* ..........................................    43,525                  1,257,002
Linear Technology Corp. ................................................   101,300                  4,479,486
Texas Instruments, Inc. ................................................    72,175                  2,273,512
                                                                                                 ------------
                                                                                                    8,010,000
                                                                                                 ------------
SYSTEMS SOFTWARE (4.3%)
Microsoft Corp.* .......................................................    44,900                  3,277,700
Oracle Corp.* ..........................................................   115,775                  2,199,725
                                                                                                 ------------
                                                                                                    5,477,425
                                                                                                 ------------
TELECOMMUNICATIONS EQUIPMENT (3.6%)
Nokia OYJ (ADR) ........................................................   211,800                  4,668,072
                                                                                                 ------------
  TOTAL INFORMATION TECHNOLOGY .........................................                           34,671,922
                                                                                                 ------------
TELECOMMUNICATION SERVICES (3.5%)
DIVERSIFIED TELECOMMUNICATION
  SERVICES (3.5%)
Hughes Electronics Corp.* ..............................................    89,650                  1,815,413
Qwest Communications
  International, Inc. ..................................................    83,575                  2,663,535
                                                                                                 ------------
                                                                                                    4,478,948
                                                                                                 ------------

EQ ADVISORS TRUST
EQ/JANUS LARGE CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2001 (Unaudited)


                                         NUMBER           VALUE
                                        OF SHARES       (NOTE 1)
                                      ------------   --------------
WIRELESS TELECOMMUNICATION
  SERVICES (0.0%)
Sprint Corp. (PCS Group)* .........        2,950      $     71,242
                                                      ------------
  TOTAL TELECOMMUNICATION
     SERVICES .....................                      4,550,190
                                                      ------------
UTILITIES (1.2%)
MULTI -- UTILITIES (1.2%)
Enron Corp. .......................       30,350         1,487,150
                                                      ------------
  TOTAL COMMON STOCKS (94.9%)
     (Cost $130,403,262)...........                    122,284,349
                                                      ------------
                                        PRINCIPAL
                                         AMOUNT
                                       -----------
SHORT-TERM DEBT
  SECURITIES (0.0%)
TIME DEPOSIT (0.0%)
Chase Nassau, 3.45%, 7/2/01
  (Amortized Cost $8,225)..........    $   8,225             8,225
                                                      ------------


                                           VALUE
                                          (NOTE 1)
                                      ---------------
TOTAL INVESTMENTS (94.9%)
  (Cost/Amortized Cost
  $130,411,487)....................    $122,292,574
OTHER ASSETS
  LESS LIABILITIES (5.1%) .........       6,510,771
                                       ------------
NET ASSETS (100%) .................    $128,803,345
                                       ============

----------
*    Non-income producing.

     Glossary:
     ADR--American Depositary Receipt

--------------------------------------------------------------------------------
Investment security transactions for the period ended June 30, 2001 were as follows:




COST OF PURCHASES:
Stocks and long-term corporate debt securities .........    $ 99,685,379
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities .........      12,931,150

As of June 30, 2001, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:



Aggregate gross unrealized appreciation .........    $   4,406,911
Aggregate gross unrealized depreciation .........      (12,525,824)
                                                     -------------
Net unrealized depreciation .....................    $  (8,118,913)
                                                     =============
Federal income tax cost of investments ..........    $ 130,411,487
                                                     =============

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/J.P. MORGAN CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS
JUNE 30, 2001 (Unaudited)




                                            PRINCIPAL                VALUE
                                              AMOUNT               (NOTE 1)
                                      ---------------------   ------------------
LONG-TERM DEBT SECURITIES:
CONSUMER DISCRETIONARY (3.6%)
AUTOMOBILES (0.2%)
Ford Motor Co.
  7.45%, 7/16/31 ..................         $  850,000        $    815,845
                                                              ------------
DEPARTMENT STORES (0.6%)
Federated Department
  Stores, Inc.
  8.50%, 6/15/03^ .................          1,000,000           1,054,400
  6.63%, 4/1/11 ...................            955,000             920,830
                                                              ------------
                                                                 1,975,230
                                                              ------------
HOME IMPROVEMENT RETAIL (0.2%)
Lowe's Cos., Inc.
  7.50%, 12/15/05^ ................            585,000             608,494
                                                              ------------
MEDIA (2.6%)
AOL Time Warner, Inc.
  7.63%, 4/15/31^ .................          1,450,000           1,455,581
Comcast Cable
  Communications, Inc.
  6.75%, 1/30/11^ .................          1,470,000           1,439,659
  7.13%, 6/15/13^ .................          1,590,000           1,574,768
TCI Communications, Inc.
  8.75%, 8/1/15 ...................            595,000             669,631
Tele-Communications, Inc. --
  TCI Group
  7.88%, 8/1/13 ...................          1,000,000           1,044,561
Time Warner Entertainment
  Co. LP
  8.38%, 3/15/23 ..................            965,000           1,047,611
USA Networks, Inc.
  6.75%, 11/15/05 .................          1,080,000           1,089,614
                                                              ------------
                                                                 8,321,425
                                                              ------------
  TOTAL CONSUMER DISCRETIONARY.....                             11,720,994
                                                              ------------
CONSUMER STAPLES (0.7%)
FOOD PRODUCTS (0.3%)
Kellogg Co.
  6.60%, 4/1/11+ ..................          1,000,000             977,202
                                                              ------------
FOOD RETAIL (0.4%)
Safeway, Inc.*
  6.50%, 3/1/11^ ..................          1,275,000           1,242,959
                                                              ------------
  TOTAL CONSUMER STAPLES ..........                              2,220,161
                                                              ------------
ENERGY (2.6%)
INTEGRATED OIL & GAS (0.4%)
Amerada Hess Corp.
  7.88%, 10/1/29^ .................            750,000             792,673
Occidental Petroleum
  9.25%, 8/1/19 ...................            575,000             675,039
                                                              ------------
                                                                 1,467,712
                                                              ------------
OIL & GAS EQUIPMENT &
  SERVICES (1.0%)
Dynegy Holdings, Inc.
  7.45%, 7/15/06 ..................          1,000,000           1,032,404
Kinder Morgan Energy
  Partners LP
  6.75%, 3/15/11^ .................          1,450,000           1,427,685
Williams Cos., Inc.
  7.50%, 1/15/31+ .................            715,000             670,187
                                                              ------------
                                                                 3,130,276
                                                              ------------



                                            PRINCIPAL                VALUE
                                              AMOUNT               (NOTE 1)
                                      ---------------------   ------------------
OIL & GAS EXPLORATION &
  PRODUCTION (0.9%)
Lasmo USA, Inc.
  7.50%, 6/30/06 ..................         $  380,000        $    406,015
Noble Affiliates, Inc.
  8.00%, 4/1/27 ...................          1,210,000           1,229,549
Norsk Hydro A/S
  7.25%, 9/23/27 ..................          1,205,000           1,181,966
                                                              ------------
                                                                 2,817,530
                                                              ------------
OIL & GAS REFINING &
  MARKETING (0.3%)
Coastal Corp.
  6.95%, 6/1/28^ ..................          1,135,000           1,014,278
                                                              ------------
  TOTAL ENERGY ....................                              8,429,796
                                                              ------------
FINANCIALS (78.9%)
ASSET BACKED (16.2%)
American Express Credit
  Account Master Trust,
  Series 97-1, Class A,
     6.40%, 4/15/05 ...............            855,000             875,210
Capital Auto Receivables
  Asset Trust,
  Series 00-1, Class A4,
     7.00%, 1/17/05 ...............          1,845,000           1,877,287
Carco Auto Loan Master Trust,
  Series 99-1, Class A2,
     5.78%, 3/15/04 ...............          2,500,000           2,534,299
  Series 99-4, Class A,
     6.43%, 11/15/04 ..............          7,558,000           7,748,551
Citibank Credit Card Master
  Trust I,
  Series 98-3, Class A,
     5.80%, 2/7/05^ ...............          8,360,000           8,506,945
COMED Transitional
  Funding Trust,
  Series 98-1, Class A6,
     5.63%, 6/25/09 ...............          2,370,000           2,339,588
DaimlerChrysler Auto Trust,
  Series 00-E, Class A3,
     6.11%, 11/8/04 ...............          4,970,000           5,084,335
Ford Credit Auto Owner Trust,
  Series 99-D, Class A5,
     6.52%, 9/15/03 ...............          5,345,000           5,458,140
  Series 00-B, Class A4,
     7.03%, 11/15/03 ..............          4,145,000           4,230,470
MBNA Master Credit Card
  Trust,
  Series 99-J, Class A,
     7.00%, 2/15/12^ ..............          1,300,000           1,359,605
Nissan Auto Receivables
  Owner Trust,
  Series 01-A, Class A3,
     5.55%, 9/15/04 ...............          5,470,000           5,543,134
PECO Energy Transition Trust,
  Series 99-A, Class A4,
     5.80%, 3/1/07^ ...............            500,000             505,025

EQ ADVISORS TRUST
EQ/J.P. MORGAN CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
JUNE 30, 2001 (Unaudited)




                                             PRINCIPAL             VALUE
                                               AMOUNT            (NOTE 1)
                                       ---------------------   ------------
Sears Credit Account
  Master Trust,
  Series 99-2, Class A,
     6.35%, 2/16/07 ................         $4,900,000        $ 5,003,216
  Series 95-5, Class A,
     6.05%, 1/15/08 ................            700,000            715,232
The Money Store
  Home Equity Trust,
  Series 1997-D, Class AV2,
     6.49%, 10/15/26 ...............            239,350            242,888
                                                               -----------
                                                                52,023,925
                                                               -----------
BANKS (2.9%)
Bank of America Corp.
  7.40%, 1/15/11^ ..................          1,235,000          1,282,893
Bank One Capital III
  8.75%, 9/1/30 ....................            260,000            290,011
Bank One Corp.
  7.88%, 8/1/10 ....................          1,170,000          1,252,152
First Union Corp.
  8.13%, 6/24/02^ ..................            750,000            774,818
First Union National Bank
  7.80%, 8/18/10 ...................          1,280,000          1,361,408
Manufacturers & Traders
  Trust Co.
  8.00%, 10/1/10^ ..................          2,615,000          2,760,438
Regions Financial Corp.
  7.00%, 3/1/11^ ...................            640,000            637,084
Royal Bank of Scotland
  Group plc
  9.12%, 3/31/10 ...................            950,000          1,052,745
                                                               -----------
                                                                 9,411,549
                                                               -----------
COLLATERALIZED MORTGAGE
  OBLIGATIONS (5.3%)
CS First Boston Mortgage
  Securities Corp.,
  98-C2, Class A2,
     6.30%, 11/11/30 ...............          4,500,000          4,454,194
  98-C1, Class A1B,
     6.48%, 5/17/40 ................          6,000,000          5,995,589
Morgan Stanley Capital I,
  99-WF1, Class A1,
     5.91%, 11/15/31 ...............          2,375,865          2,372,168
  99-WF1, Class A2,
     6.21%, 11/15/31^ ..............          1,330,000          1,309,112
Nomura Asset Securities Corp.,
  98-D6, Class A1B,
     6.59%, 3/15/30^ ...............          2,690,000          2,717,258
                                                               -----------
                                                                16,848,321
                                                               -----------
DIVERSIFIED FINANCIALS (5.4%)
Associates Corp. of North
  America
  5.88%, 7/15/02 ...................            400,000            405,540
  6.00%, 4/15/03 ...................            200,000            203,333
CIT Group, Inc.
  5.92%, 11/8/02 ...................          2,000,000          2,017,218
Citigroup, Inc.
  7.25%, 10/1/10^ ..................          2,615,000          2,720,170
Ford Motor Credit Co.
  7.88%, 6/15/10^ ..................            345,000            361,788
  7.38%, 2/1/11 ....................          3,475,000          3,520,627



                                             PRINCIPAL              VALUE
                                               AMOUNT             (NOTE 1)
                                       ---------------------   ----------------
General Motors
  Acceptance Corp.
  7.25%, 3/2/11^ ...................         $1,995,000        $ 2,018,166
Household Finance Corp.
  5.88%, 2/1/09^ ...................            870,000            814,694
  6.75%, 5/15/11^ ..................          1,440,000          1,420,629
HSBC Capital Funding LP
  9.55%, 12/29/49+ .................          1,275,000          1,440,810
ING Cap Funding Trust III
  8.44%, 12/29/49 ..................          1,130,000          1,198,805
Toyota Motor Credit Corp.
  5.63%, 11/13/03^ .................          1,000,000          1,009,390
                                                               -----------
                                                                17,131,170
                                                               -----------
FOREIGN GOVERNMENT (5.4%)
Bundesobligation
  5.00%, 2/17/06 ...................          9,050,000          7,781,560
French Treasury Note
  5.00%, 1/12/06 ...................          9,250,000          7,943,349
Quebec Province,
  Series NY,
 6.50%, 1/17/06^ ...................            500,000            512,664
  7.50%, 9/15/29 ...................          1,035,000          1,095,848
                                                               -----------
                                                                17,333,421
                                                               -----------
MORTGAGE RELATED (4.5%)
First Union -- Chase
  Commercial Mortgage
  Securities, Inc.,
  99-C2, Class A2,
     6.65%, 6/15/31 ................            300,000            302,065
First Union -- Lehman Brothers
  -- Bank of America
  Commercial Mortgage
  Securities, Inc.,
  98-C2, Class A2,
     6.56%, 11/18/35^ ..............          1,805,000          1,818,483
First Union -- Lehman Brothers
  Commercial Mortgage
  Securities, Inc.,
  97-C2, Class A3,
     6.65%, 11/18/29 ...............          2,500,000          2,530,812
First Union Commercial
  Mortgage Trust,
  99-C1, Class A1,
     5.73%, 10/15/35 ...............          1,110,665          1,103,763
GMAC Commercial Mortgage
  Securities, Inc.,
  98-C2, Class A1,
     6.15%, 11/15/07 ...............          3,452,265          3,482,820
NationsLink Funding Corp., .........
  99-1, Class A2,
     6.32%, 11/20/08 ...............          2,080,000          2,059,136
PNC Mortgage Acceptance Corp.
  6.36%, 3/12/34 ...................          3,305,000          3,208,041
                                                               -----------
                                                                14,505,120
                                                               -----------
U.S. GOVERNMENT (8.0%)
U.S. Treasury Notes
  4.63%, 2/28/03 ...................          9,315,000          9,376,693
  5.00%, 2/15/11 ...................          3,045,000          2,954,600
  8.88%, 2/15/19* ..................          8,745,000         11,584,038
  6.25%, 5/15/30 ...................          1,770,000          1,874,802
                                                               -----------
                                                                25,790,133
                                                               -----------

EQ ADVISORS TRUST
EQ/J.P. MORGAN CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
JUNE 30, 2001 (Unaudited)




                                    PRINCIPAL                VALUE
                                      AMOUNT                (NOTE 1)
                                  ------------          -------------
U.S. GOVERNMENT AGENCIES (31.2%)
Federal National Mortgage
  Association
  7.13%, 6/15/10 ..............   $4,595,000              $ 4,904,427
  6.00%, 8/1/13 ...............       70,204                   69,414
  6.00%, 2/1/16 ...............       42,601                   41,962
  6.00%, 3/1/16 ...............      479,902                  472,703
  6.00%, 4/1/16 ...............    1,644,706                1,620,035
  6.00%, 5/1/16 ...............    4,942,061                4,867,929
  6.00%, 6/1/16 ...............    5,170,682                5,093,123
  7.00%, 7/1/28 ...............    1,082,665                1,088,414
  7.00%, 8/1/28 ...............      885,593                  890,295
  6.50%, 9/1/28 ...............      452,851                  446,484
  6.50%, 1/1/29 ...............      525,889                  518,495
  6.50%, 2/1/29 ...............      917,188                  903,714
  6.50%, 4/1/29 ...............      521,099                  513,444
  7.00%, 5/1/29 ...............       52,754                   53,001
  6.50%, 6/1/29 ...............    1,543,243                1,520,573
  6.50%, 7/1/29 ...............      545,075                  537,068
  7.00%, 7/1/29 ...............       76,272                   76,629
  7.00%, 8/1/29 ...............    3,052,830                3,067,118
  6.50%, 9/1/29 ...............      468,448                  461,566
  6.50%, 10/1/29 ..............      357,554                  352,302
  7.00%, 10/1/29 ..............    1,996,789                2,006,133
  7.00%, 11/1/29 ..............      722,947                  726,330
  7.00%, 12/1/29 ..............      894,415                  898,601
  7.00%, 1/1/30 ...............    1,645,541                1,653,242
  7.13%, 1/15/30 ..............    1,960,000                2,089,223
  7.00%, 2/1/30 ...............    2,084,336                2,093,897
  7.50%, 2/1/30 ...............    1,205,013                1,229,487
  7.00%, 3/1/30 ...............    1,064,728                1,069,424
  7.00%, 4/1/30 ...............       65,650                   65,937
  7.00%, 5/1/30 ...............      989,739                  994,064
  7.25%, 5/15/30 ..............    1,710,000                1,856,157
  7.00%, 6/1/30 ...............      704,521                  707,818
  7.00%, 7/1/30 ...............    1,325,275                1,331,066
  7.00%, 8/1/30 ...............    2,062,142                2,071,154
  7.00%, 11/1/30 ..............      510,044                  512,387
  7.00%, 12/1/30 ..............    1,483,572                1,490,356
  6.50%, 2/1/31 ...............    1,561,617                1,537,623
  6.50%, 3/1/31 ...............      313,834                  309,012
  6.00%, 4/1/31 ...............    1,745,924                1,675,529
  6.00%, 5/1/31 ...............    2,733,632                2,623,411
  6.50%, 6/1/31 ...............   21,785,097               21,437,843
  7.00%, 7/15/49, TBA .........    8,700,000                8,738,106
Government National Mortgage
  Association
  7.50%, 7/15/28 ..............      617,215                  633,608
  6.50%, 8/15/28 ..............      389,511                  385,495
  6.50%, 9/15/28 ..............       27,813                   27,526
  6.50%, 12/15/28 .............    4,360,749                4,315,790
  7.00%, 5/15/29 ..............      494,235                  498,560
  7.00%, 6/15/29 ..............    1,603,762                1,617,795
  7.00%, 7/15/29 ..............    1,351,686                1,363,514
  7.50%, 2/15/31 ..............      225,567                  231,276
  6.50%, 7/15/49, TBA .........    6,660,000                6,587,140
                                                          -----------
                                                          100,276,200
                                                          -----------
  TOTAL FINANCIALS ............                           253,319,839
                                                          -----------


                                     PRINCIPAL               VALUE
                                       AMOUNT               (NOTE 1)
                                  ---------------------   -----------
INDUSTRIALS (0.4%)
COMMERCIAL SERVICES & SUPPLIES (0.1%)
Federal Express Corp., 99-1C,
  8.25%, 1/15/19 ..............   $  367,594              $   371,171
                                                          -----------
RAILROADS (0.3%)
Burlington Northern Santa Fe,
  96-B, Class B,
  6.96%, 3/22/09 ..............      373,264                  384,245
Canadian National Railroad Co.
  6.45%, 7/15/06 ..............      400,000                  397,196
                                                          -----------
                                                              781,441
                                                          -----------
  TOTAL INDUSTRIALS ...........                             1,152,612
                                                          -----------
INFORMATION TECHNOLOGY (0.2%)
TELECOMMUNICATIONS
  EQUIPMENT (0.2%)
Marconi Corp. plc
  7.75%, 9/15/10^ .............      580,000                  528,479
                                                          -----------
MATERIALS (0.8%)
CHEMICALS (0.8%)
Dow Chemical Co.
  7.38%, 11/1/29^ .............    1,155,000                1,179,116
Rohm & Hass Co.
  7.85%, 7/15/29 ..............    1,360,000                1,413,571
                                                          -----------
  TOTAL MATERIALS .............                             2,592,687
                                                          -----------
TELECOMMUNICATION SERVICES (4.3%)
DIVERSIFIED TELECOMMUNICATION
  SERVICES (4.1%)
AT&T Corp.
  6.00%, 3/15/09^ .............      320,000                  299,136
  6.50%, 3/15/29^ .............    1,225,000                1,045,969
British Telecom plc
  8.38%, 12/15/10^ ............    1,665,000                1,768,113
Clear Channel
  Communications, Inc.
  7.65%, 9/15/10^ .............      565,000                  582,513
Cox Communications, Inc.
  7.75%, 11/1/10^ .............    2,390,000                2,495,841
Deutsche Telekom
  8.25%, 6/15/30^ .............      725,000                  745,500
France Telecom, Inc.
  7.75%, 3/1/11+ ..............    1,005,000                1,024,031
Koninklijke KPN N.V.
  8.00%, 10/1/10 ..............      685,000                  652,798
  8.38%, 10/1/30 ..............      535,000                  486,968
Sprint Capital Corp.
  7.63%, 1/30/11 ..............    1,500,000                1,488,329
Telefonica Europe B.V.
  7.75%, 9/15/10^ .............      775,000                  803,233
  8.25%, 9/15/30 ..............      145,000                  152,131
U.S. West Capital Funding, Inc.
  6.88%, 7/15/28^ .............      400,000                  352,170
Verizon Global Funding Corp.
  7.75%, 12/1/30+ .............    1,365,000                1,403,939
                                                          -----------
                                                           13,300,671
                                                          -----------

EQ ADVISORS TRUST
EQ/J.P. MORGAN CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
JUNE 30, 2001 (Unaudited)




                                               PRINCIPAL              VALUE
                                                 AMOUNT             (NOTE 1)
                                         ---------------------   ------------
WIRELESS TELECOMMUNICATION
  SERVICES (0.2%)
AT&T Wireless Group
  8.75%, 3/1/31+ .....................        $    590,000       $    612,966
                                                                 ------------
  TOTAL TELECOMMUNICATION
     SERVICES ........................                             13,913,637
                                                                 ------------
UTILITIES (1.9%)
ELECTRIC UTILITIES (1.8%)
Constellation Energy Group, Inc.
  7.88%, 4/1/05 ......................             850,000            900,045
Detroit Edison Co.
  Series E, 6.75%, 3/17/03 ...........             100,000            102,280
Dominion Resources, Inc.
  8.13%, 6/15/10 .....................           1,465,000          1,576,223
Exelon Corp.
  6.75%, 5/1/11^ .....................           1,485,000          1,454,216
Texas Utilities Electric Co.
  5.94%, 10/15/01 ....................           1,000,000          1,003,163
  6.25%, 10/1/04^ ....................             200,000            202,069
XCEL Energy, Inc.
  7.00%, 12/1/10 .....................             565,000            566,141
                                                                 ------------
                                                                    5,804,137
                                                                 ------------
WATER UTILITIES (0.1%)
United Utilities plc
  6.25%, 8/15/05 .....................             300,000            293,670
                                                                 ------------
  TOTAL UTILITIES ....................                              6,097,807
                                                                 ------------
TOTAL LONG-TERM DEBT
  SECURITIES (93.4%)
  (Cost $297,634,786).................                            299,976,012
                                                                 ------------
                                               NUMBER
                                                 OF
                                               SHARES
                                            ------------
PREFERRED STOCKS:
FINANCIALS (0.6%)
BANKS (0.3%)
Abbey National Capital Trust I,
  8.96%^ .............................             820,000            917,040
                                                                 ------------
DIVERSIFIED FINANCIALS (0.3%)
UBS Preferred Funding
  Trust I,
  8.62% ..............................           1,080,000          1,167,071
                                                                 ------------
TOTAL PREFERRED STOCKS (0.6%)
  (Cost $1,943,363)...................                              2,084,111
                                                                 ------------



                                               PRINCIPAL              VALUE
                                                 AMOUNT             (NOTE 1)
                                         ---------------------   --------------
SHORT-TERM DEBT
  SECURITIES:
COMMERCIAL PAPER (2.4%)
BCI Funding Corp.
  3.91%, 7/13/01 .....................        $  7,700,000       $  7,689,990
                                                                 ------------
U.S. GOVERNMENT (0.7%)
U.S. Treasury Notes
  9/30/01* ...........................           2,125,000          2,134,286
                                                                 ------------
TOTAL SHORT-TERM DEBT
  SECURITIES (3.1%)
  (Amortized Cost $9,824,276).........                              9,824,276
                                                                 ------------
TOTAL INVESTMENTS (97.1%)
  (Cost/Amortized Cost
  $309,402,425).......................                            311,884,399
OTHER ASSETS
  LESS LIABILITIES (2.9%) ............                              9,223,691
                                                                 ------------
NET ASSETS (100%) ....................                           $321,108,090
                                                                 ============

---------------------
TBA--Security is subject to delayed delivery.

+ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2001, these securities amounted to $6,129,135 or 1.91% of net assets.

* All, or a portion of securities held by broker as collateral for financial futures contracts.

^     All, or a portion of security out on loan (Note 1).

EQ ADVISORS TRUST
EQ/J.P. MORGAN CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
JUNE 30, 2001 (Unaudited)


--------------------------------------------------------------------------------
At June 30, 2001, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)






                                                LOCAL
                                              CONTRACT       COST ON           U.S.$
                                               AMOUNT      ORIGINATION        CURRENT        UNREALIZED
                                               (000'S)         DATE            VALUE        APPRECIATION
                                             ----------   -------------   --------------   -------------
FOREIGN CURRENCY SELL CONTRACTS
European Union, expiring 8/15/01 .........     19,139      $16,839,966     $16,188,999        $650,967
                                                                                              ========




At June 30, 2001, the Portfolio had the following futures contracts open:
                                                           (Note 1)




                                                                                                   UNREALIZED
                          NUMBER OF      EXPIRATION          ORIGINAL             VALUE           APPRECIATION
SALES:                    CONTRACTS         DATE              VALUE             6/30/2001        (DEPRECIATION)
----------------------   -----------   --------------   -----------------   -----------------   ---------------
US 10YR Note .........   (246)         September-01       $ (25,264,711)      $ (25,341,843)    $(77,132)
                                                                                                ========
PURCHASES:
-----------------------
US Long Bond .........       54        September-01           5,385,758           5,416,875       31,117
US 2YR Note ..........       92        September-01          18,827,743          18,872,938       45,195
US 5YR Note ..........      125        September-01          12,999,594          12,917,969      (81,625)
                                                                                                --------
                                                                                                $ (5,313)
                                                                                                ========

Investment security transactions for the period ended June 30, 2001, were as follows:

COST OF PURCHASES:
Stocks and long-term corporate debt securities .........    $261,480,323
U.S. Government securities .............................      49,040,019
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities .........     138,722,042
U.S. Government securities .............................      90,205,548

As of June 30, 2001, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:



Aggregate gross unrealized appreciation .........    $  4,795,832
Aggregate gross unrealized depreciation .........      (2,313,858)
                                                     ------------
Net unrealized appreciation .....................    $  2,481,974
                                                     ============
Federal income tax cost of investments ..........    $309,402,425
                                                     ============

At June 30, 2001, the Portfolio had loaned securities with a total value $56,938,257 which was secured by collateral valued at $58,437,638, of which $14,165,410 was in the form of U.S. Government securities.


The Portfolio has a net capital loss carryforward of $4,384,035 of which $3,883,405 expires in the year 2007 and $500,630, which expires in the year 2008.












                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/LAZARD SMALL CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2001 (Unaudited)




                                                                             NUMBER                VALUE
                                                                            OF SHARES             (NOTE 1)
                                                                           -----------          -------------
COMMON STOCKS:
CONSUMER DISCRETIONARY (18.6%)
APPAREL RETAIL (2.1%)
Ann Taylor Stores Corp.*^ ..............................................    18,900               $    676,620
Ross Stores, Inc.^ .....................................................    91,700                  2,196,215
                                                                                                 ------------
                                                                                                    2,872,835
                                                                                                 ------------
AUTO COMPONENTS (0.6%)
Federal Signal Corp.^ ..................................................    31,900                    748,693
                                                                                                 ------------
GENERAL MERCHANDISE STORES (1.3%)
Venator Group, Inc.* ...................................................   117,300                  1,794,690
                                                                                                 ------------
HOTELS (0.5%)
Prime Hospitality Corp.* ...............................................    57,000                    675,450
                                                                                                 ------------
HOUSEHOLD DURABLES (1.6%)
Furniture Brands International,
  Inc.*^ ...............................................................    40,000                  1,120,000
Toll Brothers, Inc.*^ ..................................................    26,700                  1,049,577
                                                                                                 ------------
                                                                                                    2,169,577
                                                                                                 ------------
LEISURE FACILITIES (1.4%)
Bally Total Fitness Holding
  Corp.*^ ..............................................................    65,800                  1,948,338
                                                                                                 ------------
LEISURE PRODUCTS (1.2%)
Brunswick Corp. ........................................................    69,400                  1,667,682
                                                                                                 ------------
MEDIA (5.8%)
Blockbuster, Inc. ......................................................    52,200                    952,650
Houghton Mifflin Co. ...................................................    24,000                  1,438,320
Journal Register Co.* ..................................................    57,400                    924,140
Pulitzer, Inc. .........................................................    19,100                  1,008,480
R.H. Donnelly Corp.* ...................................................    62,900                  2,012,800
Valassis Communications, Inc.*^.........................................    46,300                  1,657,540
                                                                                                 ------------
                                                                                                    7,993,930
                                                                                                 ------------
RESTAURANTS (1.7%)
Jack in the Box, Inc.* .................................................    89,800                  2,343,780
                                                                                                 ------------
SPECIALTY STORES (0.8%)
Children's Place, Inc.*^ ...............................................    38,900                  1,042,520
                                                                                                 ------------
TEXTILES & APPAREL (1.6%)
Pacific Sunwear of California,
  Inc.* ................................................................   100,100                  2,245,243
                                                                                                 ------------
  TOTAL CONSUMER DISCRETIONARY..........................................                           25,502,738
                                                                                                 ------------
CONSUMER STAPLES (1.2%)
BEVERAGES (1.2%)
PepsiAmericas, Inc .....................................................   127,400                  1,694,420
                                                                                                 ------------
ENERGY (4.5%)
INTEGRATED OIL & GAS (2.5%)
Kinder Morgan Management
  LLC*^ ................................................................    28,300                  1,938,550
Louis Dreyfus Natural Gas
  Corp.* ...............................................................    43,400                  1,512,490
                                                                                                 ------------
                                                                                                    3,451,040
                                                                                                 ------------
OIL & GAS DRILLING (1.5%)
Helmerich & Payne, Inc. ................................................    45,700                  1,408,474
Hydril Co.* ............................................................    25,300                    576,081
                                                                                                 ------------
                                                                                                    1,984,555
                                                                                                 ------------



                                                                            NUMBER                  VALUE
                                                                           OF SHARES               (NOTE 1)
                                                                           ---------             ------------
OIL & GAS REFINING & MARKETING (0.5%)
Pennzoil-Quaker State Co.^ .............................................    61,500               $    688,800
                                                                                                 ------------
  TOTAL ENERGY .........................................................                            6,124,395
                                                                                                 ------------
FINANCIALS (26.9%)
BANKS (7.1%)
Chittenden Corp.^ ......................................................    41,600                  1,399,840
Cullen/Frost Bankers, Inc. .............................................    29,600                  1,001,960
East-West Bancorp, Inc.* ...............................................    20,500                    553,500
First Midwest Bancorp, Inc. ............................................    37,700                  1,163,045
New York Community Bancorp,
  Inc. .................................................................    45,300                  1,705,545
Richmond County Financial
  Corp. ................................................................    28,700                  1,076,824
Southwest Bancorporation of
  Texas, Inc.* .........................................................    24,900                    752,229
Westamerica Bancorporation .............................................    26,000                  1,020,500
Wilmington Trust Corp. .................................................    17,900                  1,121,435
                                                                                                 ------------
                                                                                                    9,794,878
                                                                                                 ------------
DIVERSIFIED FINANCIALS (2.4%)
Heller Financial, Inc.^ ................................................    59,800                  2,392,000
Investment Technology Group,
  Inc.* ................................................................    16,700                    839,843
                                                                                                 ------------
                                                                                                    3,231,843
                                                                                                 ------------
INSURANCE (6.4%)
AmerUs Group Co.^ ......................................................    43,400                  1,539,398
Everest Re Group Ltd. ..................................................    30,000                  2,244,000
Gallagher (Arthur J.) & Co.* ...........................................    32,800                    852,800
HCC Insurance Holdings, Inc.^ ..........................................    44,500                  1,090,250
Liberty Corp. ..........................................................    13,300                    532,000
Radian Group, Inc.* ....................................................    46,118                  1,865,473
W.R. Berkley Corp. .....................................................    15,000                    621,300
                                                                                                 ------------
                                                                                                    8,745,221
                                                                                                 ------------
INVESTMENT COMPANIES (1.2%)
Allied Capital Corp. ...................................................    69,800                  1,615,870
                                                                                                 ------------
REAL ESTATE (9.8%)
Alexandria Real Estate Equities,
  Inc. .................................................................    49,000                  1,950,200
Annaly Mtg. Mgmt., Inc..................................................   158,600                  2,174,406
Catellus Development Corp.* ............................................    38,300                    668,335
Chateau Communities, Inc. ..............................................    35,900                  1,127,260
Chelsea Property Group, Inc. ...........................................    31,100                  1,458,590
Cousins Properties, Inc. ...............................................    42,500                  1,141,125
FelCor Lodging Trust, Inc.^ ............................................    30,000                    702,000
Health Care Property Investors,
  Inc. .................................................................    54,600                  1,878,240
Kilroy Realty Corp. ....................................................    38,800                  1,129,080
Smith (Charles E.) Residential
  Realty ...............................................................    24,300                  1,218,645
                                                                                                 ------------
                                                                                                   13,447,881
                                                                                                 ------------
  TOTAL FINANCIALS .....................................................                           36,835,693
                                                                                                 ------------
HEALTH CARE (11.2%)
BIOTECHNOLOGY (2.0%)
Celgene Corp.*^ ........................................................    65,000                  1,875,250

EQ ADVISORS TRUST
EQ/LAZARD SMALL CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2001 (Unaudited)




                                                                             NUMBER                VALUE
                                                                            OF SHARES              (NOTE 1)
                                                                           ----------            ------------
Pharmacopeia, Inc.*^ ...................................................    37,300               $    895,200
                                                                                                 ------------
                                                                                                    2,770,450
                                                                                                 ------------
HEALTH CARE EQUIPMENT &
  SERVICES (9.2%)
Albany Molecular Research,
  Inc.* ................................................................    21,200                    805,812
Dendrite International, Inc.* ..........................................   110,700                  1,228,770
DENTSPLY International, Inc. ...........................................    36,600                  1,623,210
Gene Logic, Inc.* ......................................................    48,400                  1,055,120
Inamed Corp.* ..........................................................    44,400                  1,256,964
Invacare Corp. .........................................................    44,900                  1,734,487
Manor Care, Inc.* ......................................................    40,200                  1,276,350
Owens & Minor, Inc.^ ...................................................    71,200                  1,352,800
Renal Care Group, Inc.* ................................................    19,700                    647,933
Steris Corp.*^ .........................................................    76,200                  1,527,810
                                                                                                 ------------
                                                                                                   12,509,256
                                                                                                 ------------
  TOTAL HEALTH CARE ....................................................                           15,279,706
                                                                                                 ------------
INDUSTRIALS (18.7%)
AEROSPACE & DEFENSE (1.3%)
Titan Corp.*^ ..........................................................    74,800                  1,712,920
                                                                                                 ------------
AIRLINES (1.1%)
Alaska Air Group, Inc.*^ ...............................................    40,900                  1,182,010
Atlantic Coast Airlines Holdings,
  Inc.* ................................................................    12,900                    386,871
                                                                                                 ------------
                                                                                                    1,568,881
                                                                                                 ------------
BUILDING PRODUCTS (1.6%)
Dal-Tile International, Inc.* ..........................................    71,500                  1,326,325
Martin Marietta Materials, Inc.^........................................    18,300                    905,667
                                                                                                 ------------
                                                                                                    2,231,992
                                                                                                 ------------
COMMERCIAL SERVICES & SUPPLIES
      (8.1%)
Acxiom Corp.*^ .........................................................    40,000                    523,600
AnswerThink, Inc.* .....................................................   131,400                  1,312,686
Banta Corp. ............................................................    27,800                    814,540
Diebold, Inc. ..........................................................    26,600                    855,190
Gartner, Inc., Class A*^ ...............................................   180,200                  1,982,200
Iron Mountain, Inc.*^ ..................................................    46,500                  2,085,060
Learning Tree International,
  Inc.* ................................................................    25,800                    592,368
Maximus, Inc.*^ ........................................................    37,500                  1,503,375
Pittston Brink's Group .................................................    37,859                    843,877
Profit Recovery Group
  International, Inc.* .................................................    53,500                    613,110
                                                                                                 ------------
                                                                                                   11,126,006
                                                                                                 ------------
CONSTRUCTION & ENGINEERING
      (0.4%)
Crane Co. ..............................................................    17,150                    531,650
                                                                                                 ------------
ELECTRICAL EQUIPMENT (3.7%)
Ametek, Inc. ...........................................................    18,600                    568,230
Belden, Inc.^ ..........................................................    18,600                    497,550
Esterline Technologies Corp.* ..........................................    33,800                    735,150
Harman International Industries,
  Inc. .................................................................    51,900                  1,976,871
Sensormatic Electronics Corp.*^.........................................    75,900                  1,290,300
                                                                                                 ------------
                                                                                                    5,068,101
                                                                                                 ------------



                                                                             NUMBER                VALUE
                                                                            OF SHARES              (NOTE 1)
                                                                           ----------            ------------
MACHINERY (0.6%)
JLG Industries, Inc.^ ..................................................     8,500               $    104,975
Navistar International Corp.* ..........................................    24,800                    697,624
                                                                                                 ------------
                                                                                                      802,599
                                                                                                 ------------
MARINE (0.8%)
General Maritime Corp.*^ ...............................................    73,100                  1,067,260
                                                                                                 ------------
MARINE PORTS & SERVICES (0.4%)
Horizon Offshore, Inc.* ................................................    41,500                    560,250
                                                                                                 ------------
TRUCKING (0.7%)
CNF, Inc. ..............................................................    33,500                    946,375
                                                                                                 ------------
  TOTAL INDUSTRIALS ....................................................                           25,616,034
                                                                                                 ------------
INFORMATION TECHNOLOGY (5.3%)
APPLICATION SOFTWARE (0.8%)
Mentor Graphics Corp. *^ ...............................................    61,000                  1,067,500
                                                                                                 ------------
COMPUTER STORAGE & PERIPHERALS (0.6%)
Maxtor Corp.* ..........................................................   154,900                    813,225
                                                                                                 ------------
ELECTRONIC EQUIPMENT &
  INSTRUMENTS (0.6%)
Varian, Inc.* ..........................................................    23,400                    755,820
                                                                                                 ------------
INTERNET SOFTWARE & SERVICES
  (0.5%)
Avocent Corp.* .........................................................    32,500                    739,375
                                                                                                 ------------
IT CONSULTING & SERVICES (1.2%)
American Management Systems,
  Inc.*^ ...............................................................    69,800                  1,647,280
                                                                                                 ------------
OFFICE ELECTRONICS (1.1%)
United Stationers, Inc.* ...............................................    49,300                  1,555,908
                                                                                                 ------------
SEMICONDUCTOR EQUIPMENT (0.5%)
LTX Corp.* .............................................................    28,000                    715,680
                                                                                                 ------------
  TOTAL INFORMATION TECHNOLOGY..........................................                            7,294,788
                                                                                                 ------------
MATERIALS (2.2%)
CHEMICALS (0.5%)
Ferro Corp. ............................................................    30,700                    669,567
                                                                                                 ------------
PAPER & FOREST PRODUCTS (1.7%)
Packaging Corp. of America* ............................................    82,600                  1,282,778
Wausau-Mosinee Paper Corp.^ ............................................    78,100                  1,006,709
                                                                                                 ------------
                                                                                                    2,289,487
                                                                                                 ------------
  TOTAL MATERIALS ......................................................                            2,959,054
                                                                                                 ------------
TELECOMMUNICATION SERVICES
  (1.0%)
DIVERSIFIED TELECOMMUNICATION
  SERVICES (1.0%)
Black Box Corp.*^ ......................................................    11,900                    801,584
West Corp. * ...........................................................    24,400                    537,044
                                                                                                 ------------
  TOTAL TELECOMMUNICATION
     SERVICES ..........................................................                            1,338,628
                                                                                                 ------------
UTILITIES (3.4%)
ELECTRIC UTILITIES (1.9%)
EL Paso Electric Co.* ..................................................    72,800                  1,164,072
Orion Power Holdings, Inc.*^ ...........................................    59,100                  1,407,171
                                                                                                 ------------
                                                                                                    2,571,243
                                                                                                 ------------


EQ ADVISORS TRUST
EQ/LAZARD SMALL CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2001 (Unaudited)


                                            NUMBER           VALUE
                                           OF SHARES        (NOTE 1)
                                         ------------   --------------
MULTI -- UTILITIES (1.5%)
Avista Corp. .........................        23,800     $    475,524
Sierra Pacific Resources .............       100,852        1,612,624
                                                         ------------
                                                            2,088,148
                                                         ------------
  TOTAL UTILITIES ....................                      4,659,391
                                                         ------------
TOTAL COMMON STOCKS (93.0%)
  (Cost $110,006,338).................                    127,304,847
                                                         ------------
                                           PRINCIPAL
                                            AMOUNT
                                           ---------
SHORT-TERM DEBT
  SECURITIES:
TIME DEPOSIT (0.0%)
Chase Nassau
  3.45%, 7/2/01 ......................    $    1,060            1,060
U.S. GOVERNMENT (5.2%)
U.S. Treasury Bill
  8/16/01 ............................     7,025,000        6,993,802
 9/20/01 .............................       160,000          158,783
                                                         ------------
                                                            7,152,585
                                                         ------------
TOTAL SHORT-TERM
  DEBT SECURITIES (5.2%)
  (Amortized Cost $7,153,645).........                      7,153,645
                                                         ------------
TOTAL INVESTMENTS (98.2%)
  (Cost/Amortized Cost
  $117,159,983).......................                    134,458,492
OTHER ASSETS LESS
  LIABILITIES (1.8%) .................                      2,385,136
                                                         ------------
NET ASSETS (100%) ....................                   $136,843,628
                                                         ============

----------
*   Non-income producing.

^   All, or a portion of security out on loan (Note 1).

--------------------------------------------------------------------------------
Investment security transactions for the period ended June 30, 2001 were as follows:

COST OF PURCHASES:
Stocks and long-term corporate debt securities .........    $ 68,180,796
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities .........      55,168,300

As of June 30, 2001, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation .........     $ 21,985,544
Aggregate gross unrealized depreciation .........       (4,687,035)
                                                      ------------
Net unrealized appreciation .....................     $ 17,298,509
                                                      ============
Federal income tax cost of investments ..........     $117,159,983
                                                      ============

At June 30, 2001, the Portfolio had loaned securities with a total value $12,308,551 which was secured by collateral valued at $12,357,350.


                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/MERCURY BASIC VALUE EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2001 (Unaudited)




                                                                            NUMBER                   VALUE
                                                                           OF SHARES                (NOTE 1)
                                                                           ---------             ------------
COMMON STOCKS:
CONSUMER DISCRETIONARY (18.9%)
APPAREL RETAIL (1.3%)
Intimate Brands, Inc.^ .................................................   419,300               $  6,318,851
                                                                                                 ------------
AUTO COMPONENTS (1.3%)
Delphi Automotive Systems
  Corp. ................................................................   415,700                  6,622,101
                                                                                                 ------------
AUTOMOBILES (2.1%)
Ford Motor Co. .........................................................   207,500                  5,094,125
General Motors Corp. ...................................................    89,000                  5,727,150
                                                                                                 ------------
                                                                                                   10,821,275
                                                                                                 ------------
COMPUTER & ELECTRONICS RETAIL (0.8%)
RadioShack Corp. .......................................................   134,300                  4,096,150
                                                                                                 ------------
MEDIA (11.9%)
AT&T Corp. -- Liberty Media
  Corp., Class A* ......................................................   539,700                  9,439,353
Comcast Corp., Class A*^ ...............................................   160,200                  6,952,680
Fox Entertainment Group, Inc.,
  Class A*^ ............................................................   408,900                 11,408,310
Gannett Co., Inc. ......................................................    90,200                  5,944,180
Knight Ridder, Inc.^ ...................................................    95,800                  5,680,940
Tribune Co.^ ...........................................................   164,900                  6,597,649
USA Networks, Inc.* ....................................................   298,100                  8,346,800
Walt Disney Co. ........................................................   208,200                  6,014,898
                                                                                                 ------------
                                                                                                   60,384,810
                                                                                                 ------------
RESTAURANTS (1.5%)
McDonald's Corp. .......................................................   277,200                  7,501,032
                                                                                                 ------------
  TOTAL CONSUMER DISCRETIONARY..........................................                           95,744,219
                                                                                                 ------------
CONSUMER STAPLES (6.7%)
FOOD PRODUCTS (2.7%)
General Mills, Inc. ....................................................   156,000                  6,829,680
Sara Lee Corp. .........................................................   367,900                  6,968,026
                                                                                                 ------------
                                                                                                   13,797,706
                                                                                                 ------------
HOUSEHOLD PRODUCTS (2.2%)
Clorox Co.^ ............................................................   149,200                  5,050,420
Procter & Gamble Co. ...................................................    93,600                  5,971,680
                                                                                                 ------------
                                                                                                   11,022,100
                                                                                                 ------------
PERSONAL PRODUCTS (1.8%)
Gillette Co. ...........................................................   316,100                  9,163,739
                                                                                                 ------------
  TOTAL CONSUMER STAPLES ...............................................                           33,983,545
                                                                                                 ------------
ENERGY (7.6%)
OIL & GAS DRILLING (1.3%)
Rowan Cos., Inc.*^ .....................................................   290,600                  6,422,260
                                                                                                 ------------
OIL & GAS EQUIPMENT &
  SERVICES (3.1%)
Diamond Offshore Drilling, Inc.^........................................   230,100                  7,604,805
Grant Prideco, Inc. ....................................................   456,400                  7,982,436
                                                                                                 ------------
                                                                                                   15,587,241
                                                                                                 ------------
OIL & GAS EXPLORATION &
  PRODUCTION (2.7%)
EOG Resources, Inc.^ ...................................................    33,800                  1,201,590
Unocal Corp. ...........................................................   370,400                 12,649,160
                                                                                                 ------------
                                                                                                   13,850,750
                                                                                                 ------------



                                                                            NUMBER                  VALUE
                                                                           OF SHARES              (NOTE 1)
                                                                           ---------             ------------
OIL & GAS REFINING & MARKETING (0.5%)
Sunoco, Inc.^ ..........................................................    66,600               $  2,439,558
                                                                                                 ------------
  TOTAL ENERGY .........................................................                           38,299,809
                                                                                                 ------------
FINANCIALS (15.2%)
BANKS (7.1%)
Bank of America Corp. ..................................................   138,500                  8,314,155
Bank One Corp. .........................................................   241,100                  8,631,380
First Union Corp. ......................................................   314,000                 10,971,160
Mellon Financial Corp. .................................................   171,500                  7,889,000
                                                                                                 ------------
                                                                                                   35,805,695
                                                                                                 ------------
DIVERSIFIED FINANCIALS (4.6%)
Citigroup, Inc. ........................................................   153,157                  8,092,816
JP Morgan Chase & Co. ..................................................   200,200                  8,928,920
Morgan Stanley Dean Witter &
  Co. ..................................................................    97,200                  6,243,156
                                                                                                 ------------
                                                                                                   23,264,892
                                                                                                 ------------
INSURANCE (3.5%)
Ace Ltd.^ ..............................................................   266,700                 10,425,303
Allstate Corp. .........................................................   168,400                  7,407,916
                                                                                                 ------------
                                                                                                   17,833,219
                                                                                                 ------------
  TOTAL FINANCIALS .....................................................                           76,903,806
                                                                                                 ------------
HEALTH CARE (4.5%)
HEALTH CARE EQUIPMENT &
  SERVICES (1.9%)
Aetna, Inc.* ...........................................................   147,600                  3,818,412
Boston Scientific Corp.*^ ..............................................   329,200                  5,596,400
                                                                                                 ------------
                                                                                                    9,414,812
                                                                                                 ------------
PHARMACEUTICALS (2.6%)
Abbott Laboratories ....................................................   116,100                  5,573,961
Bristol-Myers Squibb Co. ...............................................   148,400                  7,761,320
                                                                                                 ------------
                                                                                                   13,335,281
                                                                                                 ------------
  TOTAL HEALTH CARE ....................................................                           22,750,093
                                                                                                 ------------
INDUSTRIALS (7.7%)
AEROSPACE & DEFENSE (1.5%)
Lockheed Martin Corp. ..................................................   209,900                  7,776,795
                                                                                                 ------------
ELECTRICAL EQUIPMENT (1.8%)
Thomas & Betts Corp.^ ..................................................   402,900                  8,892,003
                                                                                                 ------------
INDUSTRIAL CONGLOMERATES (1.2%)
Textron, Inc. ..........................................................   106,800                  5,878,272
                                                                                                 ------------
MACHINERY (3.2%)
Caterpillar, Inc.^ .....................................................   119,100                  5,960,955
Deere & Co.^ ...........................................................   163,400                  6,184,690
Eaton Corp. ............................................................    58,700                  4,114,870
                                                                                                 ------------
                                                                                                   16,260,515
                                                                                                 ------------
  TOTAL INDUSTRIALS ....................................................                           38,807,585
                                                                                                 ------------
INFORMATION TECHNOLOGY (13.8%)
COMPUTER HARDWARE (2.5%)
Compaq Computer Corp. ..................................................   344,400                  5,334,756
International Business Machines
  Corp. ................................................................    64,400                  7,277,200
                                                                                                 ------------
                                                                                                   12,611,956
                                                                                                 ------------

EQ ADVISORS TRUST
EQ/MERCURY BASIC VALUE EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2001 (Unaudited)




                                         NUMBER           VALUE
                                        OF SHARES        (NOTE 1)
                                      ------------   ---------------
ELECTRONIC EQUIPMENT &
  INSTRUMENTS (3.2%)
Agilent Technologies, Inc.* .......       159,200    $  5,174,000
Koninklijke Philips Electronics
  N.V. ............................       175,700       4,643,751
SCI Systems, Inc.*^ ...............       257,200       6,558,600
                                                     ------------
                                                       16,376,351
                                                     ------------
IT CONSULTING & SERVICES (2.9%)
Electronic Data Systems Corp.^.....        74,400       4,650,000
Unisys Corp.* .....................       679,100       9,989,561
                                                     ------------
                                                       14,639,561
                                                     ------------
NETWORKING EQUIPMENT (1.3%)
3Com Corp.* .......................   1,417,900         6,735,025
                                                     ------------
SEMICONDUCTORS (0.7%)
National Semiconductor Corp.*^.....     117,500         3,421,600
                                                     ------------
SYSTEMS SOFTWARE (1.9%)
Borland Software Corp.^ ...........     626,200         9,768,720
                                                     ------------
TELECOMMUNICATIONS EQUIPMENT (1.3%)
Lucent Technologies, Inc.^ ........   1,067,700         6,619,740
                                                     ------------
  TOTAL INFORMATION TECHNOLOGY.....                    70,172,953
                                                     ------------
MATERIALS (8.3%)
CHEMICALS (2.4%)
Du Pont (E.I.) de Nemours &
  Co. .............................     254,600        12,281,904
                                                     ------------
CONTAINERS & PACKAGING (0.2%)
Crown Cork & Seal Co., Inc.^ ......     300,000         1,125,000
                                                     ------------
METALS & MINING (1.9%)
Massey Energy Co. .................     136,200         2,691,312
Phelps Dodge Corp.^ ...............     163,800         6,797,700
                                                     ------------
                                                        9,489,012
                                                     ------------


                                         NUMBER           VALUE
                                        OF SHARES        (NOTE 1)
                                      ------------   ---------------
PAPER & FOREST PRODUCTS (3.8%)
Boise Cascade Corp. ...............     284,900      $ 10,019,933
Georgia-Pacific Corp.^ ............     210,100         7,111,885
Sappi Ltd.^ .......................     240,900         2,156,055
                                                     ------------
                                                       19,287,873
                                                     ------------
  TOTAL MATERIALS .................                    42,183,789
                                                     ------------
TELECOMMUNICATION SERVICES (7.2%)
DIVERSIFIED TELECOMMUNICATION
  SERVICES (7.2%)
AT&T Corp. ........................     573,800        12,623,600
Motorola, Inc. ....................     452,000         7,485,120
SBC Communications, Inc. ..........     133,500         5,348,010
Verizon Communications, Inc. ......     118,600         6,345,100
WorldCom, Inc. -- WorldCom
  Group*^ .........................     341,900         4,854,980
                                                     ------------
  TOTAL TELECOMMUNICATION
     SERVICES .....................                    36,656,810
                                                     ------------
UTILITIES (0.9%)
ELECTRIC UTILITIES (0.9%)
Duke Energy Corp.^ ................     113,100         4,412,031
                                                     ------------
TOTAL INVESTMENTS (90.8%)
  (Cost $447,334,750)..............                   459,914,640
OTHER ASSETS LESS LIABILITIES (9.2%)                   46,439,937
                                                     ------------
NET ASSETS (100%) .................                  $506,354,577
                                                     ============

----------
*   Non-income producing.

^   All, or a portion of security out on loan (Note 1)

--------------------------------------------------------------------------------
Investment security transactions for the period ended June 30, 2001 were as follows:




COST OF PURCHASES:
Stocks and long-term corporate debt securities .........  $258,870,265
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities .........   151,748,533

As of June 30, 2001, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:



Aggregate gross unrealized appreciation .........  $  42,795,015
Aggregate gross unrealized depreciation .........    (30,215,125)
                                                   -------------
Net unrealized appreciation .....................  $  12,579,890
                                                   =============
Federal income tax cost of investments ..........  $ 447,334,750
                                                   =============

At June 30, 2001 the Portfolio had loaned securities with a total value of $76,616,872 which was secured by collateral of $78,229,100.


For the period from January 1, 2001 to June 30, 2001 the Portfolio incurred approximately $21,026 and $116,265 as brokerage commissions with Bernstein (Sanford C.) & Co., Inc. and Merrill Lynch & Co., Inc. respectively, all affiliated broker/dealer.



                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/MFS EMERGING GROWTH COMPANIES PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2001 (Unaudited)




                                          NUMBER                VALUE
                                         OF SHARES             (NOTE 1)
                                        ----------           --------------
COMMON STOCKS:
CONSUMER DISCRETIONARY (13.1%)
APPAREL RETAIL (0.3%)
Abercrombie & Fitch Co.,
  Class A* ..........................    65,456              $    2,912,792
American Eagle Outfitters, Inc.*.....    54,320                   1,914,237
                                                             --------------
                                                                  4,827,029
                                                             --------------
AUTOMOBILES (1.0%)
Harley-Davidson, Inc. ...............   369,800                  17,410,184
                                                             --------------
CASINOS & GAMING (0.5%)
Gtech Holdings Corp.* ...............    27,800                     987,178
Harrah's Entertainment, Inc.* .......    71,176                   2,512,513
International Game Technology*.......    48,488                   3,042,622
WMS Industries, Inc.*^ ..............    37,900                   1,219,243
                                                             --------------
                                                                  7,761,556
                                                             --------------
GENERAL MERCHANDISE STORES (0.8%)
BJ's Wholesale Club, Inc.* ..........    52,800                   2,812,128
Costco Wholesale Corp.* .............   147,596                   6,063,244
Dollar General Corp. ................    57,660                   1,124,370
Target Corp. ........................    44,336                   1,534,025
Wal-Mart Stores, Inc. ...............    35,040                   1,709,952
                                                             --------------
                                                                 13,243,719
                                                             --------------
HOME IMPROVEMENT RETAIL (1.1%)
Home Depot, Inc. ....................    91,900                   4,277,945
Lowe's Cos., Inc. ...................   186,554                  13,534,493
                                                             --------------
                                                                 17,812,438
                                                             --------------
HOTELS (0.1%)
Starwood Hotels & Resorts
  Worldwide, Inc. ...................    34,732                   1,294,809
                                                             --------------
HOUSEHOLD DURABLES (0.1%)
Rent-A-Center, Inc.* ................     5,440                     286,144
Stanley Works .......................    45,876                   1,921,287
                                                             --------------
                                                                  2,207,431
                                                             --------------
INTERNET RETAIL (0.1%)
eBay, Inc.*^ ........................    35,200                   2,410,848
                                                             --------------
LEISURE PRODUCTS (0.0%)
Mattel, Inc. ........................    34,464                     652,059
                                                             --------------
MEDIA (7.8%)
AOL Time Warner, Inc.* ..............   135,100                   7,160,300
Charter Communications, Inc.,
  Class A*^ .........................   651,700                  15,217,195
Clear Channel
  Communications, Inc.* .............   443,300                  27,794,910
CNET Networks, Inc. .................    75,600                     982,800
Comcast Corp., Class A* .............    89,920                   3,902,528
Entercom Communications
  Corp.* ............................   141,100                   7,564,371
Fox Entertainment Group, Inc.,
  Class A* ..........................   323,676                   9,030,560
Gemstar-TV Guide International,
  Inc.* .............................   148,300                   6,317,580
Lamar Advertising Co.*^ .............    12,730                     560,120
McGraw-Hill Cos., Inc. ..............    23,900                   1,580,985
Pegasus Communications Corp.*........    15,100                     339,750
Radio One, Inc.*^ ...................    19,900                     457,700
Reed International plc ..............   130,176                   1,154,959


                                         NUMBER                   VALUE
                                        OF SHARES               (NOTE 1)
                                        ---------            --------------
Time Warner Telecom, Inc.,
  Class A* ..........................    43,600              $    1,461,472
Univision Communications, Inc.,
  Class A*^ .........................   223,200                   9,548,496
USA Networks, Inc.* .................   301,600                   8,444,800
Viacom, Inc., Class B* ..............   542,400                  28,069,200
Westwood One, Inc.* .................    76,100                   2,804,285
                                                             --------------
                                                                132,392,011
                                                             --------------
RESTAURANTS (0.4%)
Applebee's International, Inc.^ .....   103,800                   3,321,600
CEC Entertainment, Inc.* ............    13,000                     641,550
Tricon Global Restaurants, Inc.*.....    46,708                   2,050,481
                                                             --------------
                                                                  6,013,631
                                                             --------------
SPECIALTY STORES (0.5%)
Barnes & Noble, Inc.*^ ..............    52,200                   2,054,070
Bed Bath & Beyond, Inc.* ............   101,588                   3,169,546
Electronics Boutique Holdings
  Corp.*^ ...........................     7,600                     241,300
Electronics for Imaging, Inc.* ......    26,344                     777,148
Galyans Trading Co., Inc. ...........    22,760                     464,304
Williams-Sonoma, Inc.* ..............    46,932                   1,821,900
                                                             --------------
                                                                  8,528,268
                                                             --------------
TEXTILES & APPAREL (0.4%)
Cintas Corp.^ .......................    48,900                   2,261,625
Columbia Sportswear Co.*^ ...........    28,850                   1,471,061
Fast Retailing Co., Ltd. ............     5,300                     921,961
Jones Apparel Group, Inc. ...........    33,560                   1,449,792
                                                             --------------
                                                                  6,104,439
                                                             --------------
  TOTAL CONSUMER DISCRETIONARY.......                           220,658,422
                                                             --------------
CONSUMER STAPLES (3.3%)
BEVERAGES (0.1%)
Foster's Group Ltd. .................   297,856                     832,530
                                                             --------------
DRUG RETAIL (0.9%)
CVS Corp. ...........................   395,300                  15,258,580
                                                             --------------
FOOD PRODUCTS (0.2%)
Constellation Brands, Inc.* .........    30,564                   1,253,124
Philip Morris Cos., Inc. ............    39,368                   1,997,926
Smithfield Foods, Inc.*^ ............    15,008                     604,822
                                                             --------------
                                                                  3,855,872
                                                             --------------
FOOD RETAIL (2.0%)
Kroger Co.* .........................   543,900                  13,597,500
Safeway, Inc.* ......................   382,132                  18,342,336
SYSCO Corp. .........................    48,136                   1,306,892
                                                             --------------
                                                                 33,246,728
                                                             --------------
PERSONAL PRODUCTS (0.1%)
Gillette Co. ........................    77,200                   2,238,028
                                                             --------------
  TOTAL CONSUMER STAPLES ............                            55,431,738
                                                             --------------
ENERGY (2.9%)
INTEGRATED OIL & GAS (0.1%)
TotalFinaElf S.A.* ..................     8,400                   1,176,163
                                                             --------------
OIL & GAS DRILLING (1.3%)
Global Marine, Inc.* ................   362,300                   6,749,649
Santa Fe International Corp. ........   279,800                   8,114,200
Transocean Sedco Forex, Inc. ........   179,600                   7,408,500
                                                             --------------
                                                                 22,272,349
                                                             --------------

EQ ADVISORS TRUST
EQ/MFS EMERGING GROWTH COMPANIES PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2001 (Unaudited)




                                        NUMBER                  VALUE
                                       OF SHARES               (NOTE 1)
                                       ---------           ----------------
OIL & GAS EQUIPMENT &
  SERVICES (1.5%)
Baker Hughes, Inc. .................   216,200              $    7,242,700
Devon Energy Corp. .................    11,960                     627,900
Grant Prideco, Inc.* ...............   153,700                   2,688,213
Noble Drilling Corp.* ..............   142,500                   4,666,875
Weatherford International,
  Inc.*^ ...........................   218,604                  10,492,992
                                                            --------------
                                                                25,718,680
                                                            --------------
  TOTAL ENERGY .....................                            49,167,192
                                                            --------------
FINANCIALS (9.9%)
BANKS (0.6%)
Bank of America Corp. ..............    97,924                   5,878,378
FleetBoston Financial Corp. ........    81,736                   3,224,485
SouthTrust Corp. ...................    29,702                     772,252
                                                            --------------
                                                                 9,875,115
                                                            --------------
DIVERSIFIED FINANCIALS (5.2%)
Capital One Financial Corp. ........    39,100                   2,346,000
Citigroup, Inc. ....................   283,034                  14,955,517
Fannie Mae .........................     5,048                     429,837
Freddie Mac ........................   301,500                  21,105,000
Goldman Sachs Group, Inc. ..........    99,800                   8,562,840
Household International, Inc. ......    76,216                   5,083,607
JP Morgan Chase & Co. ..............    78,700                   3,510,020
Lehman Brothers Holdings, Inc.......   104,100                   8,093,775
Merrill Lynch & Co., Inc. ..........   126,700                   7,506,975
Morgan Stanley Dean Witter &
  Co. ..............................    43,700                   2,806,851
Providian Financial Corp. ..........    46,136                   2,731,251
State Street Corp. .................   239,200                  11,838,008
                                                            --------------
                                                                88,969,681
                                                            --------------
INSURANCE (4.1%)
AFLAC, Inc. ........................   284,140                   8,947,569
Allstate Corp. .....................    25,184                   1,107,844
American International Group,
  Inc. .............................   228,400                  19,642,400
CIGNA Corp. ........................   121,900                  11,680,458
Metlife, Inc. ......................    89,500                   2,772,710
MGIC Investment Corp. ..............    28,076                   2,039,441
St. Paul Cos., Inc. ................   316,100                  16,023,109
UnumProvident Corp. ................   140,600                   4,516,072
Willis Group Holdings Ltd.*^ .......   122,190                   2,168,872
                                                            --------------
                                                                68,898,475
                                                            --------------
  TOTAL FINANCIALS .................                           167,743,271
                                                            --------------
HEALTH CARE (13.7%)
BIOTECHNOLOGY (0.8%)
Celgene Corp.* .....................    14,900                     429,865
Enzon, Inc.*^ ......................     3,700                     231,250
Genentech, Inc.* ...................   176,300                   9,714,130
Gilead Sciences, Inc.*^ ............    39,900                   2,321,781
Myriad Genetics, Inc.* .............    12,500                     791,499
                                                            --------------
                                                                13,488,525
                                                            --------------
HEALTH CARE EQUIPMENT &
  SERVICES (3.6%)
Abgenix, Inc.* .....................    30,700                   1,381,500
AmeriSource Health Corp.,
  Class A*^ ........................    34,500                   1,907,850


                                        NUMBER                   VALUE
                                       OF SHARES               (NOTE 1)
                                       ---------            --------------
Applied Biosystems Group --
  Applera Corp. ....................   555,800              $   14,867,650
Cardinal Health, Inc. ..............    92,020                   6,349,380
Covance, Inc.* .....................    52,500                   1,189,125
Guidant Corp.* .....................   345,892                  12,452,112
ImClone Systems, Inc.*^ ............    59,860                   3,160,608
Laboratory Corp. of America
  Holdings*^ .......................    84,400                   6,490,360
McKesson HBOC, Inc. ................    35,700                   1,325,184
NBTY, Inc.* ........................    47,700                     593,388
Protein Design Labs, Inc.* .........     2,300                     199,548
Quest Diagnostics, Inc.* ...........    76,700                   5,740,995
Serono S.A.*^ ......................    77,928                   1,944,303
Techne Corp.* ......................    14,900                     484,250
Tenet Healthcare Corp.* ............    42,881                   2,212,231
                                                            --------------
                                                                60,298,484
                                                            --------------
PHARMACEUTICALS (9.3%)
Abbott Laboratories ................   127,900                   6,140,479
AdvancePCS* ........................    21,156                   1,355,042
Allergan, Inc. .....................    90,430                   7,731,765
American Home Products Corp.........   333,100                  19,466,364
Andrx Group* .......................    96,485                   7,429,345
AstraZeneca plc ....................    15,736                     734,194
Barr Laboratories, Inc.* ...........     3,000                     211,230
Biovail Corp.*^ ....................   197,068                   8,572,458
Bristol-Myers Squibb Co. ...........   124,081                   6,489,437
Elan Corp. plc (ADR)*^ .............    25,800                   1,573,800
Eli Lilly & Co. ....................   108,900                   8,058,600
Express Scripts, Inc.* .............   136,000                   7,484,080
Forest Laboratories, Inc.* .........    43,300                   3,074,300
Genzyme Corp. -- General
  Division*^ .......................   169,020                  10,310,220
IDEC Pharmaceuticals Corp.* ........    68,100                   4,609,689
MedImmune, Inc.* ...................    23,900                   1,128,080
Millennium Pharmaceuticals,
  Inc.* ............................    57,100                   2,031,618
Novartis AG (Registered) ...........   655,860                  23,737,658
Pfizer, Inc. .......................   137,900                   5,522,895
Pharmacia Corp. ....................   264,300                  12,144,585
Sanofi-Synthelabo S.A.^ ............   164,200                  10,772,773
Schering-Plough Corp. ..............   103,100                   3,736,344
Teva Pharmaceutical Industries
  Ltd. (ADR) .......................    49,600                   3,090,080
Watson Pharmaceuticals, Inc.* ......    36,592                   2,255,531
                                                            --------------
                                                               157,660,567
                                                            --------------
  TOTAL HEALTH CARE ................                           231,447,576
                                                            --------------
INDUSTRIALS (9.4%)
AEROSPACE & DEFENSE (1.0%)
General Dynamics Corp. .............    32,480                   2,527,269
Goodrich Corp. .....................    27,852                   1,057,819
United Technologies Corp. ..........   175,532                  12,859,474
                                                            --------------
                                                                16,444,562
                                                            --------------
BUILDING PRODUCTS (0.1%)
American Standard Cos., Inc.* ......    31,400                   1,887,140
                                                            --------------
COMMERCIAL SERVICES &
  SUPPLIES (3.7%)
Allied Waste Industries, Inc.* .....    30,444                     568,694
Apollo Group Inc., Class A* ........    24,200                   1,027,290
Automatic Data Processing, Inc......   254,900                  12,668,530

EQ ADVISORS TRUST
EQ/MFS EMERGING GROWTH COMPANIES PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2001 (Unaudited)




                                           NUMBER                 VALUE
                                          OF SHARES             (NOTE 1)
                                        ------------         --------------
CheckFree Corp.*^ ...................         6,100          $      213,927
Concord EFS, Inc.*^ .................       228,000              11,858,280
Corinthian Colleges, Inc.* ..........        17,200                 809,604
Education Management Corp.* .........         3,100                 124,155
First Data Corp. ....................       210,100              13,498,925
Fiserv, Inc.* .......................       104,800               6,705,104
Hotel Reservations
  Network, Inc.* ....................         7,200                 335,016
IMS Health, Inc. ....................       354,100              10,091,850
ITT Educational Services, Inc.* .....        28,400               1,278,000
Robert Half International, Inc.*.....       101,900               2,536,291
Spherion Corp.* .....................        48,300                 432,285
TeleTech Holdings, Inc.* ............        33,000                 296,670
                                                             --------------
                                                                 62,444,621
                                                             --------------
CONSTRUCTION & ENGINEERING (0.2%)
Fluor Corp. (New) ...................        34,160               1,542,324
Jacobs Engineering Group, Inc.* .....        33,852               2,208,166
                                                             --------------
                                                                  3,750,490
                                                             --------------
ELECTRICAL EQUIPMENT (0.0%)
Capstone Turbine Corp.* .............        22,000                 485,980
Flowserve Corp.* ....................         6,800                 209,100
                                                             --------------
                                                                    695,080
                                                             --------------
INDUSTRIAL CONGLOMERATES (4.1%)
General Electric Co. ................        95,200               4,641,000
Minnesota Mining &
  Manufacturing Co. .................         7,872                 898,195
Textron, Inc. .......................        12,984                 714,639
Tyco International Ltd. .............     1,138,238              62,033,971
                                                             --------------
                                                                 68,287,805
                                                             --------------
MACHINERY (0.2%)
Global Power Equipment
  Group, Inc. .......................        35,090               1,028,137
SPX Corp.*^ .........................        14,900               1,865,182
                                                             --------------
                                                                  2,893,319
                                                             --------------
RAILROADS (0.1%)
Canadian National Railway Co. .......        24,491                 991,886
CSX Corp. ...........................        22,160                 803,078
                                                             --------------
                                                                  1,794,964
                                                             --------------
  TOTAL INDUSTRIALS .................                           158,197,981
                                                             --------------
INFORMATION TECHNOLOGY (34.6%)
APPLICATION SOFTWARE (5.0%)
Activision, Inc.* ...................        44,900               1,762,325
BEA Systems, Inc.*^ .................       189,100               5,807,261
Cadence Design Systems, Inc.* .......       627,100              11,682,873
Citrix Systems, Inc.* ...............       168,000               5,863,200
E.piphany, Inc.* ....................        81,600                 829,056
Electronic Arts, Inc.* ..............        31,928               1,848,631
Informatica Corp.* ..................       121,800               2,114,448
Manugistics Group, Inc.*^ ...........        55,000               1,380,500
Mercury Interactive Corp.* ..........        58,400               3,498,160
Netegrity, Inc.*^ ...................        77,600               2,328,000
NetIQ Corp.* ........................        79,400               2,484,426
PeopleSoft, Inc.* ...................       206,000              10,141,380
Peregrine Systems, Inc.*^ ...........        94,900               2,752,100
Portal Software, Inc. ...............       153,000                 631,890
Rational Software Corp.* ............       502,600              14,097,930
SAP AG^ .............................        11,800               1,627,256



                                           NUMBER                 VALUE
                                          OF SHARES             (NOTE 1)
                                        -----------          --------------
SAP AG^ .............................      39,900            $    1,400,091
Siebel Systems, Inc.* ...............     169,600                 7,954,240
Synopsys, Inc.* .....................      37,776                 1,827,981
Take-Two Interactive Software*^......      84,000                 1,558,200
THQ, Inc.* ..........................      39,180                 2,336,303
Tibco Software, Inc.*^ ..............      27,100                   346,067
                                                             --------------
                                                                 84,272,318
                                                             --------------
COMPUTER HARDWARE (1.9%)
Compaq Computer Corp. ...............     226,697                 3,511,537
Dell Computer Corp.* ................     321,435                 8,405,525
International Business Machines
  Corp. .............................      62,700                 7,085,100
Palm, Inc.* .........................     137,400                   834,018
Sun Microsystems, Inc.* .............     814,900                12,810,228
                                                             --------------
                                                                 32,646,408
                                                             --------------
COMPUTER STORAGE &
  PERIPHERALS (2.3%)
EMC Corp.* ..........................     627,200                18,220,160
Legato Systems, Inc.* ...............      79,900                 1,274,405
Lexmark International, Inc.* ........     231,015                15,535,759
Network Appliance, Inc.* ............     128,400                 1,759,080
Sandisk Corp.*^ .....................      99,900                 2,786,211
                                                             --------------
                                                                 39,575,615
                                                             --------------
ELECTRONIC EQUIPMENT &
  INSTRUMENTS (1.9%)
Celestica, Inc.*^ ...................     109,400                 5,634,100
Cypress Semiconductor Corp.* ........      81,700                 1,948,545
Emulex Corp.*^ ......................      32,200                 1,300,880
Flextronics International Ltd.*^.....     250,780                 6,547,866
Intersil Corp., Class A* ............     102,000                 3,712,800
Nanometrics, Inc.*^ .................      13,700                   376,572
Pentair, Inc. .......................      15,900                   537,420
Sanmina Corp.*^ .....................     111,700                 2,614,897
SCI Systems, Inc.* ..................     109,700                 2,797,350
Tektronix, Inc. .....................     219,500                 5,959,425
                                                             --------------
                                                                 31,429,855
                                                             --------------
INTERNET SOFTWARE & SERVICES (3.6%)
Affiliated Computer Services,
  Inc., Class A*^ ...................     176,600                12,699,306
Akamai Technologies, Inc.*^ .........     101,600                   932,180
CacheFlow, Inc.* ....................      82,000                   404,260
Check Point Software
  Technologies Ltd.*^ ...............     421,013                21,290,627
Digex, Inc.* ........................      91,600                 1,190,800
Exodus Communications, Inc.*^........     300,800                   619,648
i2 Technologies, Inc.*^ .............     163,600                 3,239,280
Internet Security Systems^ ..........      83,600                 4,059,616
MetaSolv, Inc.* .....................      56,900                   451,217
VeriSign, Inc.*^ ....................     235,300                14,120,353
webMethods, Inc.*^ ..................      50,450                 1,068,531
                                                             --------------
                                                                 60,075,818
                                                             --------------
IT CONSULTING & SERVICES (1.5%)
The BISYS Group, Inc.* ..............     225,500                13,304,500
Computer Sciences Corp.* ............      96,100                 3,325,060
Electronic Data Systems Corp. .......      25,824                 1,614,000
Sungard Data Systems, Inc.* .........     238,300                 7,151,383
                                                             --------------
                                                                 25,394,943
                                                             --------------

EQ ADVISORS TRUST
EQ/MFS EMERGING GROWTH COMPANIES PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2001 (Unaudited)




                                             NUMBER                 VALUE
                                             OF SHARES             (NOTE 1)
                                         ------------------   --------------
NETWORKING EQUIPMENT (1.6%)
Cabletron Systems Corp.* .............       551,900          $   12,610,915
Cisco Systems, Inc.* .................       668,016              12,157,891
Juniper Networks, Inc.* ..............        80,400               2,500,440
Oni Systems Corp.* ...................         7,500                 209,250
                                                              --------------
                                                                  27,478,496
                                                              --------------
OFFICE ELECTRONICS (0.6%)
DST Systems, Inc.* ...................       198,400              10,455,680
                                                              --------------
SEMICONDUCTOR EQUIPMENT (3.0%)
Alpha Industries, Inc.* ..............        15,500                 458,025
Applied Materials, Inc.* .............        42,912               2,106,979
Applied Micro Circuits Corp.* ........        52,200                 897,840
ASM International N.V.*^ .............        69,724               1,384,021
Brooks Automation, Inc.*^ ............        72,100               3,323,810
Cirrus Logic, Inc.* ..................       151,400               3,486,742
Integrated Device Technology,
  Inc.* ..............................        31,000                 982,390
KLA-Tencor Corp.* ....................        28,252               1,651,894
Lam Research Corp.*^ .................       189,290               5,612,449
LTX Corp.* ...........................       101,768               2,601,190
Marvell Technology Group
  Ltd*^ ..............................        55,800               1,501,020
Mattson Technology, Inc.*^ ...........        24,512                 428,470
Novellus Systems, Inc.*^ .............        76,490               4,343,867
QLogic Corp.* ........................       294,100              18,954,745
Rudolph Technologies, Inc.* ..........        12,800                 601,600
Teradyne, Inc.* ......................        54,300               1,797,330
TranSwitch Corp.* ....................       104,300               1,147,300
                                                              --------------
                                                                  51,279,672
                                                              --------------
SEMICONDUCTORS (4.4%)
Advanced Micro Devices, Inc.* ........       360,400              10,408,352
Altera Corp.* ........................        52,100               1,510,900
Analog Devices, Inc.* ................       387,000              16,737,750
Atmel Corp.* .........................       361,000               4,869,890
Broadcom Corp., Ltd.,
  Class A*^ ..........................        63,600               2,719,536
Fairchild Semiconductor
  International, Inc., Class A*^ .....        49,300               1,133,900
Intel Corp. ..........................       108,800               3,182,400
Lattice Semiconductor Corp.*^ ........        17,300                 422,120
Linear Technology Corp. ..............        51,800               2,290,596
LSI Logic Corp.* .....................       214,300               4,028,840
Micron Technology, Inc.* .............       282,105              11,594,516
PMC-Sierra, Inc.* ....................        17,600                 546,832
Taiwan Semiconductor
  Manufacturing Co., Ltd.
  (ADR)*^ ............................        50,680                 769,829
Texas Instruments, Inc. ..............       114,600               3,609,900
Vitesse Semiconductor Corp.* .........        25,900                 544,936
Xilinx, Inc.* ........................       232,100               9,571,804
                                                              --------------
                                                                  73,942,101
                                                              --------------
SYSTEMS SOFTWARE (6.2%)
Adobe Systems, Inc. ..................       194,705               9,151,135
Art Technology Group, Inc.* ..........       160,300                 929,740
BMC Software, Inc.* ..................       155,900               3,513,986
Brocade Communications
  System* ............................        21,800                 958,982
McData Corp.* ........................       106,500               1,869,075
Microsoft Corp.* .....................       519,000              37,887,000


                                           NUMBER                 VALUE
                                          OF SHARES             (NOTE 1)
                                         ----------           --------------
Oracle Corp.* ........................   1,195,872            $   22,721,568
VERITAS Software Corp.* ..............     423,800                28,195,414
                                                              --------------
                                                                 105,226,900
                                                              --------------
TELECOMMUNICATIONS
  EQUIPMENT (2.6%)
CIENA Corp.*^ ........................     238,900                 9,078,200
JDS Uniphase Corp.* ..................      76,100                   951,250
Mitel Corp.^ .........................      46,600                   474,854
Nokia OYJ (ADR) ......................     724,600                15,970,184
Nortel Networks Corp. ................     163,600                 1,487,124
QUALCOMM, Inc.* ......................     144,300                 8,438,664
Tekelec*^ ............................     253,100                 6,859,010
                                                              --------------
                                                                  43,259,286
                                                              --------------
  TOTAL INFORMATION TECHNOLOGY........                           585,037,092
                                                              --------------
MATERIALS (0.3%)
CHEMICALS (0.3%)
Air Products & Chemicals, Inc. .......      40,080                 1,833,660
Engelhard Corp. ......................      46,180                 1,190,982
Praxair, Inc. ........................      33,984                 1,597,248
                                                              --------------
                                                                   4,621,890
                                                              --------------
PAPER & FOREST PRODUCTS (0.0%)
Weyerhaeuser Co. .....................      18,772                 1,031,897
                                                              --------------
  TOTAL MATERIALS ....................                             5,653,787
                                                              --------------
TELECOMMUNICATION SERVICES (6.5%)
DIVERSIFIED TELECOMMUNICATION
  SERVICES (4.5%)
Advanced Fibre
  Communications, Inc.* ..............     129,300                 2,715,300
Allegiance Telecom, Inc.* ............     299,900                 4,495,501
American Tower Corp.,
  Class A*^ ..........................     465,000                 9,611,550
Comverse Technology, Inc.*^ ..........     313,500                17,900,850
EchoStar Communications Corp.,
  Class A*^ ..........................     459,500                14,896,990
Extreme Networks*^ ...................     256,200                 7,557,900
Global Crossing, Ltd.* ...............     220,500                 1,905,120
Hughes Electronics Corp.* ............     147,600                 2,988,900
McLeodUSA, Inc.*^ ....................     124,800                   572,832
Metromedia Fiber Network, Inc.,
  Class A*^ ..........................     142,100                   289,884
NTL, Inc.*^ ..........................     131,000                 1,578,550
Qwest Communications
  International, Inc. ................     292,200                 9,312,414
Sprint Corp. (FON Group)^ ............      48,400                 1,033,824
Tycom Ltd.*^ .........................      94,300                 1,621,960
                                                              --------------
                                                                  76,481,575
                                                              --------------
WIRELESS TELECOMMUNICATION
  SERVICES (2.0%)
China Mobile (Hong Kong)
  Ltd.* ..............................     546,000                 2,884,074
China Unicom Ltd. (ADR)*^ ............      47,100                   833,670
Nextel Partners, Inc., Calass A*......     293,400                 4,553,568
RF Micro Devices, Inc.*^ .............      48,200                 1,299,954
Sprint Corp. (PCS Group)* ............     766,500                18,510,975
TeleCorp PCS, Inc., Class A ..........      52,000                 1,007,240
Triton PCS Holdings, Inc.,
  Class A*^ ..........................      20,800                   852,800

EQ ADVISORS TRUST
EQ/MFS EMERGING GROWTH COMPANIES PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2001 (Unaudited)


                                       NUMBER            VALUE
                                      OF SHARES         (NOTE 1)
                                      ---------      --------------
Vodafone Group plc (ADR)^ .........   141,376        $    3,159,754
                                                     --------------
                                                         33,102,035
                                                     --------------
  TOTAL TELECOMMUNICATION
     SERVICES .....................                     109,583,610
                                                     --------------
UTILITIES (2.2%)
ELECTRIC UTILITIES (0.4%)
AES Corp.* ........................   154,775             6,663,064
                                                     --------------
GAS UTILITIES (0.7%)
EL Paso Corp. .....................   221,923            11,659,832
                                                     --------------
MULTI -- UTILITIES (1.1%)
Calpine Corp.* ....................   167,290             6,323,562
Dynegy, Inc., Class A .............   277,112            12,885,708
                                                     --------------
                                                         19,209,270
                                                     --------------
  TOTAL UTILITIES .................                      37,532,166
                                                     --------------
TOTAL COMMON STOCKS (95.9%)
  (Cost $1,622,415,859)............                   1,620,452,835
                                                     --------------


                                    PRINCIPAL         VALUE
                                      AMOUNT         (NOTE 1)
                                  ------------- -----------------
SHORT-TERM DEBT
  SECURITIES
TIME DEPOSIT (0.0%)
  Chase Nassau, 3.45%, 7/2/01
  (Amortized Cost $27,129)....... $   27,129     $       27,129
TOTAL INVESTMENTS (95.9%)
  (Cost/Amortized Cost
  $1,622,442,988)................                 1,620,479,964
OTHER ASSETS LESS
  LIABILITIES (4.1%) ............                    68,565,944
                                                 --------------
NET ASSETS (100%) ...............                $1,689,045,908
                                                 ==============

----------
*   Non-income producing.

^   All, or a portion of security out on loan (Note 1).

    Glassory:
    ADR--American Depositary Receipt

--------------------------------------------------------------------------------
At June 30, 2001 the portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)






                                                    LOCAL
                                                  CONTRACT       COST ON          U.S.$         UNREALIZED
                                                   AMOUNT      ORIGINATION       CURRENT      APPRECIATION/
                                                   (000'S)         DATE           VALUE       (DEPRECIATION)
                                                 ----------   -------------   ------------   ---------------
FOREIGN CURRENCY BUY CONTRACTS
Japanese Yen, expiring 09/17/01 ..............     64,259      $  523,827      $  519,345       $ (4,482)
                                                                                                ========
FOREIGN CURRENCY SELL CONTRACTS
Japanese Yen, expiring 09/17/01 ..............    170,259       1,430,751       1,376,038         54,713
Australian Dollar, expiring 09/17/01 .........      1,628         843,340         828,471         14,869
                                                                                                --------
                                                                                                $ 69,582
                                                                                                ========

Investment security transactions for the period ended June 30, 2001 were as follows:



COST OF PURCHASES:
Stocks and long-term corporate debt securities .........    $2,881,612,524
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities .........     2,718,157,320

As of June 30, 2001, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:



Aggregate gross unrealized appreciation .........    $  114,792,542
Aggregate gross unrealized depreciation .........      (116,755,566)
                                                     --------------
Net unrealized depreciation .....................    $   (1,963,024)
                                                     ==============
Federal income tax cost of investments ..........    $1,622,442,988
                                                     ==============


At June 30, 2001, the Portfolio had loaned securities with a total value of $240,208,386 which was secured by collateral of $241,027,760.



                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/MFS INVESTORS TRUST PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2001 (Unaudited)




                                        NUMBER                  VALUE
                                       OF SHARES                (NOTE 1)
                                      ----------           --------------
COMMON STOCKS:
CONSUMER DISCRETIONARY (6.3%)
AUTOMOBILES (0.1%)
Harley-Davidson, Inc.^ ............      7,600              $    357,808
                                                            ------------
GENERAL MERCHANDISE STORES (0.7%)
Wal-Mart Stores, Inc. .............     36,806                 1,796,133
                                                            ------------
HOME IMPROVEMENT RETAIL (0.1%)
Home Depot, Inc. ..................      4,100                   190,855
                                                            ------------
MEDIA (5.2%)
AOL Time Warner, Inc.* ............     33,767                 1,789,651
Clear Channel
  Communications, Inc.* ...........     21,100                 1,322,970
Comcast Corp., Class A* ...........      4,480                   194,432
Gannett Co., Inc. .................     31,244                 2,058,980
New York Times Co., Class A^ ......     58,120                 2,441,040
Reuters Group plc (ADR)^ ..........     16,752                 1,302,468
Viacom, Inc., Class B* ............     62,762                 3,247,933
                                                            ------------
                                                              12,357,474
                                                            ------------
TEXTILES & APPAREL (0.1%)
Fast Retailing Co., Ltd. ..........      1,800                   313,119
                                                            ------------
  TOTAL CONSUMER DISCRETIONARY.....                           15,015,389
                                                            ------------
CONSUMER STAPLES (9.8%)
BEVERAGES (1.5%)
Anheuser-Busch Cos., Inc. .........     12,876                   530,491
Coca-Cola Co. .....................      5,670                   255,150
Diageo plc ........................    197,095                 2,165,037
PepsiCo, Inc. .....................     11,188                   494,510
                                                            ------------
                                                               3,445,188
                                                            ------------
DRUG RETAIL (1.1%)
CVS Corp. .........................    70,115                  2,706,439
                                                            ------------
FOOD PRODUCTS (2.7%)
Nestle S.A. (Registered) ..........    11,120                  2,363,456
Philip Morris Cos., Inc. ..........    58,460                  2,966,845
Quaker Oats Co. ...................    13,346                  1,217,823
                                                            ------------
                                                               6,548,124
                                                            ------------
FOOD RETAIL (3.2%)
Kroger Co.*^ ......................    48,271                  1,206,775
Safeway, Inc.* ....................   129,317                  6,207,216
SYSCO Corp. .......................     4,400                    119,460
                                                            ------------
                                                               7,533,451
                                                            ------------
HOUSEHOLD PRODUCTS (1.1%)
Colgate-Palmolive Co. .............    26,907                  1,587,244
Procter & Gamble Co. ..............    17,849                  1,138,766
                                                            ------------
                                                               2,726,010
                                                            ------------
PERSONAL PRODUCTS (0.2%)
Gillette Co. ......................    16,322                    473,175
                                                            ------------
  TOTAL CONSUMER STAPLES ..........                           23,432,387
                                                            ------------
ENERGY (9.2%)
INTEGRATED OIL & GAS (6.3%)
BP plc (ADR) ......................    46,334                  2,309,750
Chevron Corp.^ ....................     8,513                    770,427
Conoco, Inc., Class B .............    97,300                  2,811,970
Exxon Mobil Corp. .................    82,313                  7,190,041
Occidental Petroleum Corp. ........     7,670                    203,945
Royal Dutch Petroleum Co. .........     8,020                    467,325



                                        NUMBER                 VALUE
                                       OF SHARES              (NOTE 1)
                                      ----------            ------------
Total FinaElf S.A. (ADR)^ .........    18,800               $  1,319,760
                                                            ------------
                                                              15,073,218
                                                            ------------
MULTI -- UTILITIES (0.1%)
Dynegy, Inc., Class A .............     6,530                    303,645
                                                            ------------
OIL & GAS DRILLING (0.5%)
Global Marine, Inc.* ..............    14,870                    277,028
Santa Fe International Corp. ......     3,650                    105,850
Transocean Sedco Forex, Inc.^ .....    20,020                    825,825
                                                            ------------
                                                               1,208,703
                                                            ------------
OIL & GAS EQUIPMENT &
  SERVICES (2.3%)
Apache Corp. ......................     9,500                    482,125
Baker Hughes, Inc. ................    54,370                  1,821,395
Devon Energy Corp.^ ...............     2,200                    115,500
Kerr-McGee Corp.^ .................    22,870                  1,515,595
Royal Dutch Petroleum Co. .........    10,120                    582,391
Schlumberger Ltd. .................    19,850                  1,045,102
                                                            ------------
                                                               5,562,108
                                                            ------------
  TOTAL ENERGY ....................                           22,147,674
                                                            ------------
FINANCIALS (17.3%)
BANKS (3.4%)
Bank of America Corp. .............    23,300                  1,398,699
Bank of New York Co., Inc. ........     6,100                    292,800
Comerica, Inc. ....................    22,800                  1,313,280
FleetBoston Financial Corp. .......     7,200                    284,040
PNC Financial Services Group ......    21,100                  1,388,169
US Bancorp ........................    27,100                    617,609
Wells Fargo & Co. .................    60,418                  2,805,208
                                                            ------------
                                                               8,099,805
                                                            ------------
DIVERSIFIED FINANCIALS (7.8%)
American Express Co. ..............    10,700                    415,160
Capital One Financial Corp. .......     5,050                    303,000
Citigroup, Inc. ...................    59,293                  3,133,042
Fannie Mae ........................    35,580                  3,029,637
Freddie Mac .......................   104,028                  7,281,960
ING Groep N.V. ....................    10,429                    681,573
JP Morgan Chase & Co. .............     5,925                    264,255
Merrill Lynch & Co., Inc. .........     5,430                    321,727
Morgan Stanley Dean Witter
  & Co. ...........................     4,160                    267,197
State Street Corp. ................    61,540                  3,045,615
                                                            ------------
                                                              18,743,166
                                                            ------------
INSURANCE (6.1%)
AFLAC, Inc. .......................    29,468                    927,947
American International
  Group, Inc. .....................    48,730                  4,190,780
CIGNA Corp. .......................    38,993                  3,736,309
Hartford Financial Services
  Group, Inc. .....................     9,814                    671,278
Lincoln National Corp.^ ...........     6,936                    358,938
Marsh & McLennan Cos., Inc. .......     4,840                    488,840
Metlife, Inc.^ ....................    26,250                    813,225
St. Paul Cos., Inc.^ ..............    54,720                  2,773,757
UnumProvident Corp. ...............    18,920                    607,710
                                                            ------------
                                                              14,568,784
                                                            ------------
  TOTAL FINANCIALS ................                           41,411,755
                                                            ------------

EQ ADVISORS TRUST
EQ/MFS INVESTORS TRUST PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2001 (Unaudited)




                                           NUMBER                VALUE
                                          OF SHARES             (NOTE 1)
                                        -----------          --------------
HEALTH CARE (14.4%)
HEALTH CARE EQUIPMENT &
  SERVICES (3.2%)
Applied Biosystems Group --
  Applera Corp. .....................    63,690              $  1,703,707
Cardinal Health, Inc. ...............    21,230                 1,464,870
Guidant Corp.* ......................    68,680                 2,472,480
HCA, Inc.^ ..........................    32,800                 1,482,232
UnitedHealth Group, Inc. ............     9,768                   603,174
                                                              ------------
                                                                 7,726,463
                                                              ------------
PHARMACEUTICALS (11.2%)
Abbott Laboratories .................    14,100                   676,941
Allergan, Inc. ......................    12,950                 1,107,225
American Home Products Corp..........    70,979                 4,148,013
Bristol-Myers Squibb Co. ............    25,752                 1,346,830
Eli Lilly & Co. .....................    51,100                 3,781,400
Johnson & Johnson ...................    13,018                   650,900
Merck & Co., Inc. ...................     3,760                   240,302
Novartis AG (Registered) ............    68,700                 2,486,471
Pfizer, Inc. ........................   145,689                 5,834,845
Pharmacia Corp. .....................    63,220                 2,904,959
Sanofi-Synthelabo S.A. ..............    23,500                 1,541,779
Schering-Plough Corp. ...............    55,835                 2,023,460
                                                              ------------
                                                                26,743,125
                                                              ------------
  TOTAL HEALTH CARE .................                           34,469,588
                                                              ------------
INDUSTRIALS (12.4%)
AEROSPACE & DEFENSE (3.0%)
Boeing Co. ..........................    36,580                  2,033,848
General Dynamics Corp. ..............     9,546                    742,774
United Technologies Corp. ...........    59,366                  4,349,153
                                                              ------------
                                                                 7,125,775
                                                              ------------
COMMERCIAL SERVICES &
  SUPPLIES (2.6%)
Automatic Data Processing, Inc.......    59,549                  2,959,586
Concord EFS, Inc.*^ .................     8,700                    452,487
First Data Corp. ....................    39,057                  2,509,412
IMS Health, Inc.^ ...................    14,090                    401,565
                                                              ------------
                                                                 6,323,050
                                                              ------------
INDUSTRIAL CONGLOMERATES (5.2%)
General Electric Co. ................   190,461                  9,284,974
Minnesota Mining &
  Manufacturing Co. .................     5,800                    661,780
Tyco International Ltd. .............    48,216                  2,627,772
                                                              ------------
                                                                12,574,526
                                                              ------------
MACHINERY (1.2%)
Deere & Co. .........................    76,840                  2,908,394
                                                              ------------
RAILROADS (0.4%)
Canadian National Railway Co.^.......    21,155                    856,777
                                                              ------------
  TOTAL INDUSTRIALS .................                           29,788,522
                                                              ------------
INFORMATION TECHNOLOGY (12.6%)
APPLICATION SOFTWARE (0.0%)
BEA Systems, Inc.*^ .................     3,217                     98,794
                                                              ------------
COMPUTER HARDWARE (3.7%)
Compaq Computer Corp. ...............    30,406                    470,989
Dell Computer Corp.* ................    28,800                    753,120
Hewlett-Packard Co. .................    10,150                    290,290


                                         NUMBER                   VALUE
                                        OF SHARES                (NOTE 1)
                                        ---------             ------------
International Business Machines
  Corp. .............................    46,756               $  5,283,428
Sun Microsystems, Inc.* .............   126,100                  1,982,292
                                                              ------------
                                                                 8,780,119
                                                              ------------
COMPUTER STORAGE &
  PERIPHERALS (0.8%)
EMC Corp.* ..........................    64,010                  1,859,491
                                                              ------------
ELECTRONIC EQUIPMENT &
  INSTRUMENTS (0.1%)
Flextronics International Ltd.*^.....     8,380                    218,802
                                                              ------------
INTERNET SOFTWARE & SERVICES (0.2%)
Check Point Software
  Technologies Ltd.*^ ...............     8,400                    424,788
                                                              ------------
NETWORKING EQUIPMENT (0.9%)
Cabletron Systems Corp.*^ ...........    35,350                    807,747
Cisco Systems, Inc.* ................    71,908                  1,308,726
                                                              ------------
                                                                 2,116,473
                                                              ------------
SEMICONDUCTORS (2.1%)
Advanced Micro Devices, Inc.* .......    10,400                    300,352
Analog Devices, Inc.*^ ..............    36,420                  1,575,165
Intel Corp. .........................    73,330                  2,144,902
Linear Technology Corp. .............     2,540                    112,319
Texas Instruments, Inc. .............    27,038                    851,697
Xilinx, Inc.* .......................     1,780                     73,407
                                                              ------------
                                                                 5,057,842
                                                              ------------
SYSTEMS SOFTWARE (3.9%)
Adobe Systems, Inc. .................    12,100                    568,700
BMC Software, Inc.* .................    18,900                    426,006
Microsoft Corp.* ....................    69,623                  5,082,479
Oracle Corp.* .......................   128,796                  2,447,124
VERITAS Software Corp.* .............    14,070                    936,077
                                                              ------------
                                                                 9,460,386
                                                              ------------
TELECOMMUNICATIONS
  EQUIPMENT (0.9%)
CIENA Corp.*^ .......................     9,550                    362,900
JDS Uniphase Corp.* .................    27,600                    345,000
Nokia OYJ (ADR) .....................    71,400                  1,573,656
                                                              ------------
                                                                 2,281,556
                                                              ------------
  TOTAL INFORMATION TECHNOLOGY.......                           30,298,251
                                                              ------------
MATERIALS (2.7%)
CHEMICALS (1.8%)
Akzo Nobel N.V. .....................    44,060                  1,864,950
Dow Chemical Company ................     4,310                    143,308
Du Pont (E.I.) de Nemours &
  Co. ...............................     7,930                    382,543
Praxair, Inc. .......................    12,400                    582,800
Rohm & Haas Co. .....................    11,896                    391,378
Syngenta AG* ........................    17,623                    926,597
                                                              ------------
                                                                 4,291,576
                                                              ------------
METALS & MINING (0.9%)
Alcoa, Inc. .........................    52,860                  2,082,684
                                                              ------------
  TOTAL MATERIALS ...................                            6,374,260
                                                              ------------

EQ ADVISORS TRUST
EQ/MFS INVESTORS TRUST PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2001 (Unaudited)




                                               NUMBER           VALUE
                                              OF SHARES        (NOTE 1)
                                            ------------   ---------------
TELECOMMUNICATION SERVICES (4.5%)
DIVERSIFIED TELECOMMUNICATION
  SERVICES (3.9%)
Alltel Corp. ............................       6,790      $    415,955
American Tower Corp.,
  Class A*^ .............................       8,600           177,762
AT&T Corp. ..............................      43,200           950,400
BCE, Inc. ...............................      10,900           286,670
Motorola, Inc. ..........................      61,800         1,023,408
Qwest Communications
  International, Inc. ...................      74,530         2,375,271
SBC Communications, Inc. ................      17,051           683,063
Sprint Corp. (FON Group) ................      63,990         1,366,827
Verizon Communications, Inc. ............      38,466         2,057,931
                                                           ------------
                                                              9,337,287
                                                           ------------
WIRELESS TELECOMMUNICATION
  SERVICES (0.6%)
Sprint Corp. (PCS Group)*^ ..............      50,256         1,213,683
Vodafone Group plc ......................     144,650           320,844
                                                           ------------
                                                              1,534,527
                                                           ------------
  TOTAL TELECOMMUNICATION
     SERVICES ...........................                    10,871,814
                                                           ------------
UTILITIES (4.4%)
ELECTRIC UTILITIES (2.5%)
AES Corp.*^ .............................       5,090           219,125
Dominion Resources, Inc. ................      20,880         1,255,514
Duke Energy Corp. .......................      31,970         1,247,150
Exelon Corp. ............................      52,852         3,388,870
                                                           ------------
                                                              6,110,659
                                                           ------------
GAS UTILITIES (0.8%)
EL Paso Corp. ...........................      22,004         1,156,090
NiSource, Inc.^ .........................      26,340           719,872
                                                           ------------
                                                              1,875,962
                                                           ------------


                                               NUMBER           VALUE
                                              OF SHARES        (NOTE 1)
                                            ------------   ---------------
MULTI -- UTILITIES (1.1%)
Calpine Corp.* ..........................       8,100      $    306,180
Enron Corp. .............................      19,110           936,390
Williams Cos., Inc. .....................      39,400         1,298,230
                                                           ------------
                                                              2,540,800
                                                           ------------
  TOTAL UTILITIES .......................                    10,527,421
                                                           ------------
TOTAL COMMON STOCKS (93.6%)
  (Cost $226,336,014)....................                   224,337,061
                                                           ------------
PREFERRED STOCKS (0.1%)
UTILITIES (0.1%)
ELECTRIC UTILITIES (0.1%)
TXU Corp.
  (Cost $238,597) .......................       5,630           253,350
                                                           ------------

                                            PRINCIPAL
                                              AMOUNT
                                             -------
CONVERTIBLE BONDS
ENERGY (0.0%)
OIL & GAS DRILLING (0.0%)
Transocean Sedco Forex, Inc.
  (Zero Coupon), 5/24/20
  (Cost $99,529).........................   $169,000             97,808
                                                           ------------
TOTAL INVESTMENTS (93.7%)
  (Cost $226,674,140)....................                   224,688,219
OTHER ASSETS LESS LIABILITIES (6.3%).                        15,120,229
                                                           ------------
NET ASSETS (100%) .......................                  $239,808,448
                                                           ============

----------
*   Non-income producing.

^   All, or a portion of security out on loan (Note 1).

    Glossary:
    ADR--American Depositary Receipt

--------------------------------------------------------------------------------
Investment security transactions for the period ended June 30, 2001 were as follows:


COST OF PURCHASES:
Stocks and long-term corporate debt securities .........    $113,884,016
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities .........      77,040,167

As of June 30, 2001, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation .........    $  13,777,281
Aggregate gross unrealized depreciation .........      (15,763,202)
                                                     -------------
Net unrealized depreciation .....................    $  (1,985,921)
                                                     =============
Federal income tax cost of investments ..........    $ 226,674,140
                                                     =============

At June 30, 2001, the Portfolio had loaned securities with a total value of $17,829,462, which was secured by collateral of $18,103,900.


The Portfolio has a net capital loss carryforward of $983,133 of which $836,647 expires in the year 2007 and $146,486 expires in the year 2008.





                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/MFS RESEARCH PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2001 (Unaudited)




                                        NUMBER                    VALUE
                                       OF SHARES                 (NOTE 1)
                                       ---------             ------------
COMMON STOCKS:
CONSUMER DISCRETIONARY (10.0%)
AUTOMOBILES (1.1%)
Harley-Davidson, Inc.^ .............   189,000               $  8,898,120
                                                             ------------
GENERAL MERCHANDISE STORES (1.1%)
Costco Wholesale Corp.* ............    62,600                  2,571,608
Wal-Mart Stores, Inc. ..............   128,250                  6,258,600
                                                             ------------
                                                                8,830,208
                                                             ------------
HOME IMPROVEMENT RETAIL (0.7%)
Home Depot, Inc. ...................    78,600                  3,658,830
Lowe's Cos., Inc.^ .................    30,700                  2,227,285
                                                             ------------
                                                                5,886,115
                                                             ------------
MEDIA (6.3%)
AOL Time Warner, Inc.* .............   177,300                  9,396,900
Charter Communications, Inc.,
  Class A*^ ........................   128,300                  2,995,805
Clear Channel Communications,
  Inc.* ............................   173,950                 10,906,665
Comcast Corp., Class A* ............   145,870                  6,330,758
Gemstar-TV Guide International,
  Inc.* ............................    64,120                  2,731,512
Viacom, Inc., Class B* .............   327,583                 16,952,420
                                                             ------------
                                                               49,314,060
                                                             ------------
TEXTILES & APPAREL (0.8%)
Fast Retailing Co., Ltd. ...........    12,300                  2,139,645
Nike, Inc., Class B ................    92,800                  3,896,672
                                                             ------------
                                                                6,036,317
                                                             ------------
  TOTAL CONSUMER DISCRETIONARY .....                           78,964,820
                                                             ------------
CONSUMER STAPLES (5.9%)
BEVERAGES (0.4%)
Anheuser-Busch Cos., Inc. ..........    77,640                  3,198,768
                                                             ------------
DRUG RETAIL (1.9%)
CVS Corp. ..........................   395,280                 15,257,808
                                                             ------------
FOOD PRODUCTS (0.9%)
Quaker Oats Co. ....................    74,280                  6,778,050
                                                             ------------
FOOD RETAIL (2.4%)
Safeway, Inc.* .....................   387,820                 18,615,360
                                                             ------------
PERSONAL PRODUCTS (0.3%)
Gillette Co. .......................    77,700                  2,252,523
                                                             ------------
  TOTAL CONSUMER STAPLES ...........                           46,102,509
                                                             ------------
ENERGY (9.8%)
INTEGRATED OIL & GAS (5.1%)
Conoco, Inc., Class B ..............   208,300                  6,019,870
Exxon Mobil Corp. ..................   323,221                 28,233,354
TotalFinaElf S.A.*^ ................    44,620                  6,247,665
                                                             ------------
                                                               40,500,889
                                                             ------------
OIL & GAS DRILLING (2.0%)
Equitable Resources, Inc. ..........    41,400                  1,379,034
Global Marine, Inc.* ...............   239,250                  4,457,227
Santa Fe International Corp. .......   197,820                  5,736,780
Transocean Sedco Forex, Inc.^ ......   104,630                  4,315,988
                                                             ------------
                                                               15,889,029
                                                             ------------



                                        NUMBER                   VALUE
                                       OF SHARES                 (NOTE 1)
                                       ---------             ------------
OIL & GAS EQUIPMENT &
  SERVICES (2.3%)
Apache Corp. .......................    47,000               $  2,385,250
Devon Energy Corp.^ ................    67,940                  3,566,850
Grant Prideco, Inc.* ...............    76,780                  1,342,882
Noble Drilling Corp.* ..............   113,320                  3,711,230
Royal Dutch Petroleum Co. ..........   120,070                  6,909,846
                                                             ------------
                                                               17,916,058
                                                             ------------
OIL & GAS EXPLORATION &
  PRODUCTION (0.4%)
EOG Resources, Inc.^ ...............    91,940                  3,268,467
                                                             ------------
  TOTAL ENERGY .....................                           77,574,443
                                                             ------------
FINANCIALS (17.0%)
BANKS (4.6%)
Bank of America Corp. ..............   182,060                 10,929,062
Comerica, Inc. .....................    72,500                  4,176,000
FleetBoston Financial Corp. ........   171,930                  6,782,639
PNC Financial Services Group .......    65,800                  4,328,982
SouthTrust Corp. ...................   100,280                  2,607,280
US Bancorp .........................   304,393                  6,937,116
                                                             ------------
                                                               35,761,079
                                                             ------------
DIVERSIFIED FINANCIALS (7.5%)
Capital One Financial Corp. ........   103,740                  6,224,400
Citigroup, Inc. ....................   396,856                 20,969,871
Fannie Mae .........................   177,270                 15,094,540
Freddie Mac ........................   224,400                 15,708,000
Lehman Brothers Holdings, Inc. .....    17,800                  1,383,950
                                                             ------------
                                                               59,380,761
                                                             ------------
INSURANCE (4.9%)
AFLAC, Inc. ........................   136,390                  4,294,921
American International Group,
  Inc. .............................   161,935                 13,926,410
CIGNA Corp. ........................    82,130                  7,869,697
Metlife, Inc.^ .....................    77,500                  2,400,950
The St. Paul Cos., Inc. ............   164,240                  8,325,326
UnumProvident Corp. ................    52,120                  1,674,094
                                                             ------------
                                                               38,491,398
                                                             ------------
  TOTAL FINANCIALS .................                          133,633,238
                                                             ------------
HEALTH CARE (12.1%)
HEALTH CARE EQUIPMENT &
  SERVICES (1.9%)
Applied Biosystems Group --
  Applera Corp. ....................   230,010                  6,152,767
Cardinal Health, Inc. ..............    32,960                  2,274,240
Guidant Corp.* .....................   182,390                  6,566,040
                                                             ------------
                                                               14,993,047
                                                             ------------
PHARMACEUTICALS (10.2%)
American Home Products Corp. .......   302,800                 17,695,632
Bristol-Myers Squibb Co. ...........   162,630                  8,505,549
Eli Lilly & Co. ....................   275,000                 20,350,000
Novartis AG (Registered) ...........    98,200                  3,554,170
Pfizer, Inc. .......................   246,830                  9,885,542
Pharmacia Corp. ....................   181,388                  8,334,779
Sanofi-Synthelabo S.A.^ ............    66,600                  4,369,468

EQ ADVISORS TRUST
EQ/MFS RESEARCH PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2001 (Unaudited)




                                                                                  NUMBER             VALUE
                                                                                OF SHARES           (NOTE 1)
                                                                           -------------------   ------------
Schering-Plough Corp. ..................................................       208,200           $  7,545,168
                                                                                                 ------------
                                                                                                   80,240,308
                                                                                                 ------------
  TOTAL HEALTH CARE ....................................................                           95,233,355
                                                                                                 ------------
INDUSTRIALS (10.9%)
AEROSPACE & DEFENSE (3.6%)
Boeing Co. .............................................................        86,000              4,781,600
General Dynamics Corp. .................................................       100,090              7,788,003
United Technologies Corp. ..............................................       214,530             15,716,468
                                                                                                 ------------
                                                                                                   28,286,071
                                                                                                 ------------
COMMERCIAL SERVICES &
  SUPPLIES (1.7%)
Amdocs Ltd.*^ ..........................................................        40,400              2,175,540
Automatic Data Processing, Inc. ........................................       146,560              7,284,032
Fiserv, Inc.* ..........................................................        56,550              3,618,069
                                                                                                 ------------
                                                                                                   13,077,641
                                                                                                 ------------
INDUSTRIAL CONGLOMERATES (4.0%)
General Electric Co. ...................................................       345,750             16,855,312
Minnesota Mining &
  Manufacturing Co. ....................................................        40,020              4,566,282
Tyco International Ltd. ................................................       190,162             10,363,829
                                                                                                 ------------
                                                                                                   31,785,423
                                                                                                 ------------
MACHINERY (1.6%)
Deere & Co. ............................................................       222,580              8,424,653
SPX Corp.*^ ............................................................        37,200              4,656,696
                                                                                                 ------------
                                                                                                   13,081,349
                                                                                                 ------------
  TOTAL INDUSTRIALS ....................................................                           86,230,484
                                                                                                 ------------
INFORMATION TECHNOLOGY (16.8%)
APPLICATION SOFTWARE (0.4%)
Rational Software Corp.*^ ..............................................       121,740              3,414,807
                                                                                                 ------------
COMPUTER HARDWARE (2.6%)
Dell Computer Corp.* ...................................................       147,000              3,844,050
International Business Machines
  Corp. ................................................................       110,490             12,485,370
Sun Microsystems, Inc.* ................................................       241,200              3,791,664
                                                                                                 ------------
                                                                                                   20,121,084
                                                                                                 ------------
COMPUTER STORAGE &
  PERIPHERALS (1.4%)
EMC Corp.* .............................................................       378,730             11,002,106
                                                                                                 ------------
ELECTRONIC EQUIPMENT &
  INSTRUMENTS (1.3%)
Emulex Corp.* ..........................................................        23,670                956,268
Flextronics International Ltd.*^ .......................................       343,964              8,980,900
                                                                                                 ------------
                                                                                                    9,937,168
                                                                                                 ------------
INTERNET SOFTWARE & SERVICES
    (1.3%)
Akamai Technologies, Inc.*^ ............................................        49,240                451,777
Check Point Software
  Technologies Ltd.*^ ..................................................       113,310              5,730,087
Exodus Communications, Inc.*^ ..........................................        63,560                130,933
VeriSign, Inc.* ........................................................        64,480              3,869,445
                                                                                                 ------------
                                                                                                   10,182,242
                                                                                                 ------------
NETWORKING EQUIPMENT (0.4%)
Cabletron Systems Corp.* ...............................................       140,980              3,221,393
                                                                                                 ------------


                                                                                NUMBER               VALUE
                                                                              OF SHARES             (NOTE 1)
                                                                           ------------          ------------
SEMICONDUCTOR EQUIPMENT (0.5%)
QLogic Corp.* ..........................................................        58,159           $  3,748,348
                                                                                                 ------------
SEMICONDUCTORS (3.4%)
Analog Devices, Inc.* ..................................................       180,360              7,800,570
Atmel Corp.*^ ..........................................................       536,630              7,239,139
Intel Corp. ............................................................       388,390             11,360,407
                                                                                                 ------------
                                                                                                   26,400,116
                                                                                                 ------------
SYSTEMS SOFTWARE (4.4%)
McData Corp.* ..........................................................        14,008                245,841
Micromuse, Inc.*^ ......................................................        50,200              1,405,098
Microsoft Corp.* .......................................................       253,820             18,528,860
Oracle Corp.* ..........................................................       472,190              8,971,610
VERITAS Software Corp.* ................................................        80,810              5,376,289
                                                                                                 ------------
                                                                                                   34,527,698
                                                                                                 ------------
TELECOMMUNICATIONS EQUIPMENT (1.2%)
CIENA Corp.*^ ..........................................................        88,920              3,378,960
Nortel Networks Corp. ..................................................       309,300              2,811,537
QUALCOMM, Inc.* ........................................................        58,800              3,438,624
                                                                                                 ------------
                                                                                                    9,629,121
                                                                                                 ------------
  TOTAL INFORMATION TECHNOLOGY .........................................                          132,184,083
                                                                                                 ------------
MATERIALS (1.6%)
CHEMICALS (0.9%)
Air Products & Chemicals, Inc. .........................................        25,900              1,184,925
Praxair, Inc. ..........................................................        24,900              1,170,300
Rohm & Haas Co. ........................................................         8,260                271,754
Syngenta AG* ...........................................................        85,060              4,472,359
                                                                                                 ------------
                                                                                                    7,099,338
                                                                                                 ------------
CONTAINERS & PACKAGING (0.1%)
Jefferson Smurfit Group plc ............................................       310,700                568,826
                                                                                                 ------------
METALS & MINING (0.7%)
Alcoa, Inc. ............................................................       132,320              5,213,408
                                                                                                 ------------
  TOTAL MATERIALS ......................................................                           12,881,572
                                                                                                 ------------
TELECOMMUNICATION SERVICES (7.7%)
DIVERSIFIED TELECOMMUNICATION
  SERVICES (6.6%)
Allegiance Telecom, Inc.*^ .............................................        55,110                826,099
American Tower Corp.,
  Class A*^ ............................................................       155,730              3,218,939
AT&T Corp. .............................................................       230,300              5,066,600
Comverse Technology, Inc.*^ ............................................       142,200              8,119,620
EchoStar Communications Corp.,
  Class A*^ ............................................................       204,400              6,626,648
Extreme Networks*^ .....................................................        70,900              2,091,550
Qwest Communications
  International, Inc. ..................................................       322,700             10,284,449
SBA Communications Corp.* ..............................................       146,100              3,615,975
Sprint Corp. (FON Group) ...............................................       559,730             11,955,833
XO Communications, Inc.*^ ..............................................       106,280                204,057
                                                                                                 ------------
                                                                                                   52,009,770
                                                                                                 ------------
WIRELESS TELECOMMUNICATION
  SERVICES (1.1%)
Sprint Corp. (PCS Group)*^ .............................................       192,770              4,655,396
Vodafone Group plc .....................................................     1,747,659              3,876,434
                                                                                                 ------------
                                                                                                    8,531,830
                                                                                                 ------------
  TOTAL TELECOMMUNICATION
     SERVICES ..........................................................                           60,541,600
                                                                                                 ------------

EQ ADVISORS TRUST
EQ/MFS RESEARCH PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2001 (Unaudited)


                                      NUMBER          VALUE
                                    OF SHARES        (NOTE 1)
                                   -----------   ---------------
UTILITIES (4.6%)
ELECTRIC UTILITIES (1.1%)
AES Corp.*^ ....................     133,200      $  5,734,260
Constellation Energy Group, Inc.      63,500         2,705,100
                                                  ------------
                                                     8,439,360
                                                  ------------
GAS UTILITIES (1.0%)
EL Paso Corp. ..................     145,986         7,670,104
                                                  ------------
MULTI -- UTILITIES (2.5%)
Calpine Corp.*^ ................     140,180         5,298,804
Dynegy, Inc., Class A ..........     199,340         9,269,310
Enron Corp. ....................      88,770         4,349,730
Williams Cos., Inc. ............      31,960         1,053,081
                                                  ------------
                                                    19,970,925
                                                  ------------
  TOTAL UTILITIES ..............                    36,080,389
                                                  ------------
TOTAL COMMON STOCKS (96.4%)
  (Cost $804,207,781) ..........                   759,426,493
                                                  ------------


                                     PRINCIPAL         VALUE
                                       AMOUNT         (NOTE 1)
                                      -----------   ---------------
SHORT-TERM DEBT
  SECURITIES
TIME DEPOSIT (0.0%)
Chase Nassau,
  3.45%, 7/2/01
  (Amortized Cost $3,799) .........   $3,799         $      3,799
                                                     ------------
TOTAL INVESTMENTS (96.4%)
  (Cost/Amortized Cost
  $804,211,580) ...................                   759,430,292
OTHER ASSETS
  LESS LIABILITIES (3.6%) .........                    28,308,740
                                                     ------------
NET ASSETS (100%) .................                  $787,739,032
                                                     ============

----------
*   Non-income producing.

^   All, or a portion of security on loan (Note 1).

--------------------------------------------------------------------------------
Investment security transactions for the period ended June 30, 2001 were as follows:




COST OF PURCHASES:
 Stocks and long-term corporate debt securities .........   $413,439,647
NET PROCEEDS OF SALES AND REDEMPTIONS:
 Stocks and long-term corporate debt securities .........    381,823,970

As of June 30, 2001 the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:



 Aggregate gross unrealized appreciation.........     $  39,535,003
 Aggregate gross unrealized depreciation.........        84,316,291
                                                      -------------
Net unrealized depreciation .....................     $ (44,781,288)
                                                      =============
Federal income tax cost of investments ..........     $ 804,211,580
                                                      =============


At June 30, 2001, the Portfolio had loaned securities with a total value of $77,567,845. which was secured by collateral of $78,334,230.





















                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/MORGAN STANLEY EMERGING MARKETS EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2001 (Unaudited)




                                          NUMBER OF               VALUE
                                           SHARES               (NOTE 1)
                                        -----------            ------------
COMMON STOCKS:
BRAZIL (5.8%)
Brasil Telecom Participacoes S.A.
  (ADR) .............................        34,906            $  1,466,401
Brasil Telecom S.A. .................   170,001,314               1,005,309
Centrais Eletricas Brasileiras
  S.A. (ADR) ........................           800                   4,727
Centrais Eletricas Brasileiras
  S.A. ..............................     9,881,000                 127,511
Cia Vale do Rio Doce (ADR) ..........        20,463                 474,742
Companhia de Bebidas das
  Americas (ADR) ....................       257,050               1,115,105
Compania Energetica de Minas
  Gerais (ADR) ......................        28,972                 344,987
Embratel Participacoes S.A.
  (ADR) .............................         1,600                  11,968
Empresa Bras de Aeronautica
  (ADR) .............................        22,360                 873,158
Petroleo Brasilerio S.A. ............        89,700               2,332,200
Petroleo Brasilerio S.A. (ADR) ......        39,481                 923,460
Tele Celular Sul Participacoes
  S.A. (ADR) ........................        27,146                 548,349
Tele Norte Leste Participacoes
  S.A. (ADR) ........................        46,480                 709,285
Telemig Celular (ADR) ...............         5,748                 237,392
Telesp Celular Participacoes S.A.
  (ADR) .............................        11,173                 169,271
Unibanco Unio de Bancos
  Brasileiros S.A. (GDR) ............        44,246               1,126,061
Votorantim Celulose e Papel S.A.
  (ADR)* ............................        29,900                 451,490
                                                               ------------
                                                                 11,921,416
                                                               ------------
CHILE (0.4%)
Compania de Telecomunicaciones
  de Chile S.A. (ADR)* ..............        46,110                 649,229
Enersis S.A. (ADR) ..................        12,200                 182,756
                                                               ------------
                                                                    831,985
                                                               ------------
CHINA (1.4%)
Beijing Capital International
  Airport ...........................     1,066,000                 334,842
China Petroleum & Chemical
  Corp., Class H* ...................     1,204,000                 240,806
China Unicom Ltd.* ..................       262,000                 456,832
Nanjing Panda Electronics,
  Class H* ..........................     1,150,000                 497,609
Travelsky Technology Ltd.,
  Class H* ..........................       455,000                 460,845
Yanzhou Coal Mining Co., Ltd.
  (ADR)* ............................        16,620                 397,218
Yanzhou Coal Mining Co., Ltd.
  Class H ...........................       862,000                 397,857
                                                               ------------
                                                                  2,786,009
                                                               ------------
CZECH REPUBLIC (0.1%)
Cesky Telecom A.S. (GDR)* ...........         9,809                  88,281
Cesky Telecom A.S.* .................        19,133                 174,873
                                                               ------------
                                                                    263,154
                                                               ------------


                                            NUMBER OF               VALUE
                                             SHARES               (NOTE 1)
                                        --------------------   ------------
EGYPT (0.1%)
Egypt Gas Co. .......................         4,800            $     77,709
Mobinil Egyptian Mobile
  Network* ..........................        11,087                 166,097
                                                               ------------
                                                                    243,806
                                                               ------------
HONG KONG (7.2%)
Asia Satellite Telecom Holdings
  Ltd. ..............................       107,000                 185,197
Brilliance China Automotive .........       923,000                 224,839
China Merchants Holdings
  International Co., Ltd. ...........     1,101,000                 832,829
China Mobile (Hong Kong)
  Ltd.* .............................     1,441,000               7,611,631
China Overseas Land & Invest ........     1,100,000                 197,441
China Rare Earth Holdings Ltd. ......       116,000                  40,898
China Resources Beijing Land ........       673,000                 189,825
China Resources Enterprises
  Ltd. ..............................       376,000                 633,914
China Southern Airlines Co.,
  Ltd.* .............................     1,357,000                 421,899
Citic Pacific Ltd. ..................       347,000               1,074,393
CNOOC Ltd. ..........................        17,700                 335,415
CNOOC Ltd.* .........................       971,500                 921,703
Cosco Pacific Ltd. ..................       264,000                 174,312
Denway Motors Ltd.* .................     2,155,900                 773,933
Greencool Technology Holdings
  Ltd. ..............................     1,056,000                 419,703
Legend Holdings Ltd. ................       855,000                 479,580
New World China Land Ltd.* ..........       303,200                 147,717
Sun Television Cybernetworks
  Holdings Ltd.* ....................     1,866,000                  35,646
                                                               ------------
                                                                 14,700,875
                                                               ------------
HUNGARY (1.2%)
Gedeon Richter ......................        13,107                 730,335
Gedeon Richter (Registered) .........         4,190                 232,545
Matav Rt. ...........................        23,857                  70,228
Matav Rt. (ADR) .....................        31,969                 477,937
MOL Magyar Olaj-es Gazipari .........        23,190                 330,818
MOL Magyar Olaj-es Gazipari
  Rt. (GDR) (Registered) ............           910                  12,831
OTP Bank (GDR) ......................           160                   8,200
OTP Bank Rt. ........................        11,342                 590,698
                                                               ------------
                                                                  2,453,592
                                                               ------------
INDIA (6.4%)
Bharat Heavy Electricals Ltd.++ .....       201,676                 756,285
Bharat Petroleum Corp., Ltd. ........       106,000                 423,414
BSES Ltd. ...........................       111,500                 465,887
Cipla Ltd.++ ........................        21,150                 514,048
Colgate-Palmolive (India) ...........        59,100                 204,790
Container Corp. of India Ltd.++ .....       114,800                 309,940
Dabur India Ltd.++ ..................       153,200                 200,945
Dr. Reddy's Laboratories Ltd.++ .....        15,600                 534,011
Gujarat Ambuja Cements Ltd.
  (GDR)* ............................       126,500                 498,309
HCL Technologies Ltd.++ .............        35,040                 218,367
HDFC Bank Ltd. ......................        86,850                 388,831
Hero Honda Motors Ltd.++ ............       151,614                 465,897
Hindustan Lever Ltd.++ ..............       357,500               1,560,643
Hindustan Petroleum .................       124,000                 416,760

EQ ADVISORS TRUST
EQ/MORGAN STANLEY EMERGING MARKETS EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2001 (Unaudited)




                                            NUMBER OF               VALUE
                                             SHARES               (NOTE 1)
                                      --------------------   ---------------
Housing Development Finance
  Corp., Ltd.++ ...................        78,890            $  1,156,349
Infosys Technologies Ltd.++ .......        12,480                 997,909
ITC Ltd. (GDR) ....................        11,250                 210,938
ITC Ltd.++ ........................        13,750                 220,675
Lupin Laboratories Ltd.++ .........        30,000                  48,278
Mahanagar Telephone Nigam
  Ltd.++ ..........................       290,750                 780,340
Mahanagar Telephone Nigam
  Ltd. (GDR)++ ....................        41,450                 227,560
Nestle India Ltd. .................        19,250                 228,348
Ranbaxy Laboratories Ltd.++ .......        38,012                 388,847
Reliance Industries Ltd. (GDR)++           15,500                 241,800
Reliance Industries Ltd.++ ........        69,750                 547,887
Strides AcroLab Ltd.++ ............        16,500                  20,695
State Bank of India ++ ............       106,000                 496,424
Tata Iron & Steel Co., Ltd. .......        80,000                 196,939
Wipro Ltd. (ADR)* .................         6,500                 181,870
Zee Telefilms Ltd.++ ..............        84,250                 213,312
                                                             ------------
                                                               13,116,298
                                                             ------------
INDONESIA (0.5%)
HM Sampoerna Tbk PT ...............       669,000                 942,708
                                                             ------------
ISRAEL (3.4%)
Ceragon Networks Ltd.* ............        32,990                 102,269
Check Point Software
  Technologies Ltd.* ..............        28,430               1,437,705
ECI Telecommunications Ltd. .......       193,455                 967,275
RADVision Ltd.* ...................        36,020                 222,964
RADWARE Ltd.* .....................        53,653                 968,437
Teva Pharmaceutical Industries
  Ltd. ............................         9,620                 602,115
Teva Pharmaceutical Industries
  Ltd. (ADR) ......................        29,001               1,806,762
TTI Team Telecom International
  Ltd.* ...........................        43,536                 846,340
                                                             ------------
                                                                6,953,867
                                                             ------------
KOREA (13.5%)
Cheil Communications, Inc. ........        12,770               1,109,581
Hana Bank .........................        61,470                 449,031
Housing & Commercial Bank .........        21,499                 481,062
Humax Co., Ltd. ...................        74,053               1,087,591
Hyundai Mobis .....................        79,910                 860,238
Hyundai Motor Co., Ltd. ...........       116,530               2,535,793
Kookmin Bank* .....................       120,980               1,623,299
Kookmin Credit Card Co., Ltd. .....        14,440                 410,827
Korea Electric Power Corp. ........        61,040               1,135,846
Korea Telecom Corp. ...............        48,130               1,924,460
Korea Telecom Corp. (ADR) .........        84,100               1,848,518
Korea Telecom Freetel* ............        11,340                 326,990
LG Engineering & Construction
  Co., Ltd.* ......................        49,950                 414,810
LG Household & Health Care
  Ltd. ............................        18,960                 429,352
Pohang Iron & Steel Co., Ltd. .....        26,165               2,092,395
Samsung Electro-Mechanics Co. .....         6,153                 220,950
Samsung Electronics Co., Ltd. .....         7,995                 494,885
Samsung Electronics Co., Ltd.
  (Foreign) .......................        34,335               5,069,066
Samsung Securities Co., Ltd. ......        30,215                 859,635


                                          NUMBER OF               VALUE
                                           SHARES               (NOTE 1)
                                      --------------------   ------------
Shinhan Bank Co., Ltd. ............       161,040            $  1,653,121
SK Telecom Co., Ltd. ..............        17,105               2,518,729
Tongyang Confectionery Co. ........        14,020                 239,326
                                                             ------------
                                                               27,785,505
                                                             ------------
MALAYSIA (1.8%)
British American Tobacco Bhd. .....        93,000                 850,461
Digi.Com Bhd.* ....................       276,000                 403,105
Malayan Banking Bhd. ..............       250,000                 677,632
Malaysian Pacific Industries Bhd.          65,000                 225,789
Public Bank Bhd. ..................       812,800                 479,124
Resorts World Bhd. ................       125,000                 167,763
Telekom Malaysia Bhd. .............       239,000                 553,474
Tenaga Nasional Bhd. ..............       187,000                 430,592
                                                             ------------
                                                                3,787,940
                                                             ------------
MEXICO (12.1%)
Alfa S.A., Class A ................       277,267                 385,986
America Movil S.A. de CV
  (ADR) ...........................       141,520               2,952,107
Cemex S.A. (ADR) ..................        27,452                 727,478
Cemex S.A. (CPO) ..................       241,885               1,288,129
Fomento Economico Mexicano
  S.A. (ADR) ......................        43,303               1,853,801
Fomento Economico Mexicano
  S.A. de. C.V. ...................       218,646                 930,049
Grupo Aeroportuario del Sureste
  (ADR) S.A.* .....................        38,450                 719,015
Grupo Aeroportuario del Sureste
  S.A., Class B* ..................       113,500                 176,815
Grupo Carso S.A., Class A1* .......       103,577                 307,836
Grupo Financiero Banamex
  Accival S.A., Class O ...........       919,677               2,380,735
Grupo Financiero BBVA
  Bancomer (ADR)+* ................         9,900                 195,447
Grupo Financiero BBVA
  Bancomer S.A., Class O* .........     1,910,655               1,893,556
Grupo Modelo S.A., Class C ........        60,800                 165,922
Grupo Sanborns S.A.* ..............        10,750                  15,440
Grupo Televisa S.A. (GDR)* ........        42,548               1,702,345
Kimberly-Clark de Mexico S.A.,
  Class A .........................       427,827               1,267,268
Telefonos de Mexico S.A.,
  Class L (ADR) ...................       171,871               6,030,953
Wal-Mart de Mexico S.A.,
  Series C* .......................       100,610                 246,662
Wal-Mart de Mexico, Series V* .....       411,756               1,119,125
Wal-Mart de Mexico/Mexico City
  (ADR) ...........................        15,050                 407,420
Wal-Mart de Mexico/Mexico City,
  Series C ........................         2,400                  64,971
                                                             ------------
                                                               24,831,060
                                                             ------------
POLAND (1.4%)
Bank Pekao S.A. ...................        41,823                 717,413
Elektrim S.A.* ....................        25,430                 163,184
Telekomunikacja Polska S.A.
  (GDR) ...........................       405,953               1,814,610
Telekomunikacja Polska S.A. .......        18,024                  80,107
                                                             ------------
                                                                2,775,314
                                                             ------------

EQ ADVISORS TRUST
EQ/MORGAN STANLEY EMERGING MARKETS EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2001 (Unaudited)




                                             NUMBER OF               VALUE
                                              SHARES               (NOTE 1)
                                       --------------------   ------------------
RUSSIA (3.5%)
Lukoil Holding (ADR) ...............           39,590         $  1,898,942
Norilsk Nickel (ADR)* ..............            9,500              171,442
OAO Gazprom (ADR) ..................           29,100              321,555
Surgutneftegaz (ADR)* ..............          188,386            2,409,457
Unified Energy System (GDR)* .......          198,973            2,273,948
                                                              ------------
                                                                 7,075,344
                                                              ------------
SOUTH AFRICA (7.7%)
Amalgamted Banks of South
  Africa ...........................         202,700               953,234
Anglo American Platinum Corp.,
  Ltd. .............................          35,497             1,583,309
Bidvest Group Ltd. .................         109,680               682,723
Dimension Data Holdings plc* .......          39,500               151,402
FirstRand Ltd. .....................       1,453,220             1,554,584
Impala Platinum Holdings Ltd. ......          20,837             1,044,361
Liberty Group Ltd. .................         106,840               771,240
M-Cell Ltd. ........................         125,258               287,910
Nedcor Ltd.* .......................          45,968               902,386
Remgro Ltd. ........................         107,819               774,289
Sanlam Ltd. ........................       1,052,340             1,438,230
Sappi Ltd. .........................          46,200               406,975
Sasol Ltd. .........................         132,896             1,215,261
South African Breweries plc ........         385,285             2,923,592
Standard Bank Investment Corp.,
  Ltd. .............................         239,500             1,044,461
                                                              ------------
                                                                15,733,957
                                                              ------------
TAIWAN (10.1%)
Ambit Microsystems Corp. ...........         110,516               462,222
ASE Test Ltd.* .....................          21,400               273,706
Asustek Computer, Inc. .............         308,851             1,305,194
Bank Sinopac* ......................         849,000               392,074
Cathay Life Insurance Co. ..........         226,000               272,408
China Steel Corp. ..................       1,088,000               543,526
Chinatrust Commercial Bank* ........       1,491,846             1,044,249
Compal Electronics, Inc. ...........         149,625               160,794
Delta Electronic, Inc.* ............         473,000             1,167,732
Elan Microelectronics Corp. ........         113,000               218,254
Far Eastern Textiles Co., Ltd. .....         505,700               282,005
Faraday Technology Corp.* ..........          29,000               229,945
Formosa Chemicals & Fibre Co. ......         608,040               425,610
Fubon Insurance Co. ................         653,000               540,532
Hon Hai Precision Industry Co.,
  Ltd. .............................         390,400             2,052,350
Macronix International* ............          55,603                58,946
Nan Ya Plastic Corp. ...............         172,000               173,848
President Chain Store Corp. ........         201,744               436,536
Quanta Computer, Inc. ..............         274,000               931,107
Realtek Semiconductor Corp. ........          40,000               181,237
Siliconware Precision Industries*            705,141               399,368
Sunplus Technology Co., Ltd. .......          48,000               203,543
Taipei Bank* .......................         727,000               394,856
Taishin International Bank* ........         713,648               325,422
Taiwan Cellular Corp.* .............         349,858               456,248
Taiwan Semiconductor
  Manufacturing Co., Ltd.* .........       2,508,450             4,662,817
Uni-President Enterprises Co. ......         695,000               292,695


                                             NUMBER OF            VALUE
                                              SHARES             (NOTE 1)
                                       --------------------   ------------
United Microelectronics* ...........       1,735,400          $  2,303,450
Winbond Electronics Corp.* .........         680,493               571,195
                                                              ------------
                                                                20,761,869
                                                              ------------
THAILAND (1.6%)
Advanced Information Service
  Public Co., Ltd. PCL
  (Foreign)* .......................         111,100             1,183,430
BEC World PCL (Foreign) ............         112,900               603,797
Delta Electronics PCL (Foreign)              131,679               634,387
Shin Corp. PLC (Foreign)* ..........         104,500               397,215
Thai Farmers Bank PCL
  (Foreign)* .......................         584,200               258,210
Total Access Communication* ........          92,000               207,000
                                                              ------------
                                                                 3,284,039
                                                              ------------
TURKEY (2.3%)
Akbank T.A.S. ......................      80,533,000               334,482
Aksigorta ..........................      23,672,000               189,074
Anadolu Efes Biracilik Ve Malt
  Sanayii A.S.* ....................       7,873,467               301,858
Garanti Bankasi A.S.* ..............      46,730,000               235,143
Migros Turk T.A.S. .................       3,110,000               193,754
Netas Telekomunik A.S. .............       9,191,664               374,421
Tupras-Turkiye Petrol
  Rafinerileri A.S. ................      24,370,000               622,875
Turkcell Iletisim Hizmetleri
  A.S.* ............................          29,223                81,824
Vestel Elektronik Sanayi Ve
  Ticaret A.S.* ....................     144,237,665               351,378
Yapi ve Kredi Bankasi A.S.
  (GDR)* ...........................          10,972                32,916
Yapi Ve Kredi Bankasi A.S.* ........     667,396,032             2,078,949
                                                              ------------
                                                                 4,796,674
                                                              ------------
UNITED KINGDOM (1.9%)
Anglo American plc .................         229,480             3,415,602
Dimension Data Holdings plc* .......          88,249               335,559
Old Mutual plc .....................          89,700               205,093
                                                              ------------
                                                                 3,956,254
                                                              ------------
UNITED STATES (0.7%)
BreezeCom Ltd.* ....................          67,569               297,979
DSP Group, Inc.* ...................          10,300               220,935
Zoran Corp.* .......................          31,959               949,822
                                                              ------------
                                                                 1,468,736
                                                              ------------
TOTAL COMMON STOCKS (83.1%)
  (Cost $195,754,634) ..............                           170,470,402
                                                              ------------

EQ ADVISORS TRUST
EQ/MORGAN STANLEY EMERGING MARKETS EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2001 (Unaudited)


                                          NUMBER OF         VALUE
                                           SHARES          (NOTE 1)
                                        ------------   ---------------
PREFERRED STOCKS:
BRAZIL (4.1%)
Banco Itau S.A. .....................   16,011,000     $  1,405,267
Brasil Telcom S.A. ..................   44,056,990          369,455
Celular CRT Participacoes S.A.*          5,273,361        2,188,164
Centrais Electricas Brasileiras
  S.A., Class B .....................   17,648,000          209,261
Cia Energetica de Minas Gerais
  S.A. ..............................   35,921,981          427,661
Companhia Vale do Rio Doce,
  Class A ...........................       75,816        1,726,819
Embratel Participacoes S.A. .........   56,406,000          432,573
Lojas Arapua S.A.* ..................    1,248,000               --
Petroleo Brasilerio S.A. ............       13,796          323,635
Tele Celular Sul S.A. ...............   40,533,820           81,895
Tele Norte Leste S.A.* ..............    5,543,000           85,258
Telebras S.A. (ADR) (Block) .........       16,218          758,192
Telemig Celular S.A. ................   74,291,220          154,619
Telesp Celular S.A. .................   60,235,674          369,030
                                                       ------------
                                                          8,531,829
                                                       ------------
RUSSIA (0.1%)
Surgutneftegaz (ADR) ................        8,810          136,115
                                                       ------------
TOTAL PREFERRED STOCKS (4.2%)
  (Cost $8,231,794) .................                     8,667,944
                                                       ------------
TOTAL INVESTMENTS (87.3%)
  (Cost $203,986,428) ...............                   179,138,346
OTHER ASSETS
  LESS LIABILITIES (12.7%) ..........                    26,062,134
                                                       ------------
NET ASSETS (100%) ...................                  $205,200,480
                                                       ============

---------------------
*     Non-income producing.

+ Security exempt from registration under Rule 144A of the Securities Act of 1933. These Securities may only be resold to qualified institutional buyers. At June 30, 2001, these securities amounted to $195,447 or 0.10 % of net assets.

++    Dematerialized-Securities changed from paper to electronic format.

      Glossary:
      ADR--American Depositary Receipt
      CPO--Certifcate of Participation
      GDR--Global Depositary Receipt

--------------------------------------------------------------------------------
MARKET SECTOR DIVERSIFICATION

As a Percentage of Total Equity Investments


Consumer Discretionary.............      7.5%
Consumer Staples ...................     8.1
Energy .............................     6.5
Financials .........................    15.5
Health Care ........................     2.9
Industrials ........................     8.7
Information Technology..............    15.3
Materials ..........................     9.2
Telecommunication Services..........    24.5
Utilities ..........................     1.8
                                       -----
                                       100.0%
                                       =====

EQ ADVISORS TRUST
EQ/MORGAN STANLEY EMERGING MARKETS EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2001 (Unaudited)


--------------------------------------------------------------------------------
At June 30, 2001, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)




                                                     LOCAL
                                                   CONTRACT                              U.S.$         UNREALIZED
                                                    AMOUNT            COST ON           CURRENT      APPRECIATION/
                                                    (000'S)      ORIGINATION DATE        VALUE       (DEPRECIATION)
                                                 ------------   ------------------   ------------   ---------------
FOREIGN CURRENCY BUY CONTRACTS
South African Rand expiring 7/3/01 ...........       322,541        $   40,077        $   40,074      $       (3)
                                                                                                      ==========
FOREIGN CURRENCY SELL CONTRACTS
Czech Republic Krona expiring 7/2/01..........       604,081            15,349            15,127      $      222
Czech Republic Krona expiring 7/9/01..........     1,397,471            35,198            34,993             205
Mexican Peso expiring 1/18/02 ................    43,286,251         4,269,000         4,545,506        (276,506)
Mexican Peso expiring 1/18/02 ................    55,013,127         5,451,000         5,776,949        (325,949)
                                                                                                      ----------
                                                                                                      $ (602,028)
                                                                                                      ==========

Investment security transactions for the period ended June 30, 2001, were as follows:


COST OF PURCHASES:
Stocks and long-term corporate debt securities ......... $147,656,094
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities .........  146,093,349

As of June 30, 2001, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:



Aggregate gross unrealized appreciation..........  $   8,836,632
Aggregate gross unrealized depreciation..........    (33,684,714)
                                                   -------------
Net unrealized depreciation .....................  $ (24,848,082)
                                                   =============
Federal income tax cost of investments ..........  $ 203,986,428
                                                   =============

For the period ended June 30, 2001, the Portfolio incurred approximately $7,208 as brokerage commissions with Morgan Stanley & Co., Inc., an affiliated broker/dealer.



























                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/PUTNAM GROWTH & INCOME VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2001 (Unaudited)




                                      NUMBER                    VALUE
                                     OF SHARES                 (NOTE 1)
                                     ---------             -------------
COMMON STOCKS:
CONSUMER DISCRETIONARY (7.9%)
APPAREL RETAIL (0.7%)
Limited, Inc. .....................   109,276               $  1,805,240
The GAP, Inc. .....................    70,704                  2,050,416
TJX Cos., Inc. ....................    13,927                    443,853
                                                            ------------
                                                               4,299,509
                                                            ------------
AUTO COMPONENTS (0.1%)
Johnson Controls, Inc. ............     6,294                    456,126
Lear Corp.* .......................     2,900                    101,210
TRW, Inc. .........................     3,805                    156,005
                                                            ------------
                                                                 713,341
                                                            ------------
AUTOMOBILES (1.3%)
Ford Motor Co. ....................   185,517                  4,554,442
General Motors Corp. ..............    43,066                  2,771,297
                                                            ------------
                                                               7,325,739
                                                            ------------
CASINOS & GAMING (0.1%)
Harrah's Entertainment, Inc.* .....     3,200                    112,960
MGM Mirage, Inc.*^ ................    11,492                    344,300
                                                            ------------
                                                                 457,260
                                                            ------------
COMPUTER & ELECTRONICS
  RETAIL (0.1%)
Best Buy Co., Inc.*^ ..............     8,910                    565,963
Circuit City Stores -- Circuit
  City Group ......................     5,010                     90,180
RadioShack Corp. ..................     3,810                    116,205
                                                            ------------
                                                                 772,348
                                                            ------------
DEPARTMENT STORES (0.7%)
Federated Department Stores,
  Inc.* ...........................    41,764                  1,774,970
May Department Stores Co. .........     2,289                     78,421
Sears, Roebuck & Co.^ .............    53,571                  2,266,589
                                                            ------------
                                                               4,119,980
                                                            ------------
GENERAL MERCHANDISE STORES (0.3%)
BJ Services Co.* ..................     1,602                     45,465
Costco Wholesale Corp.*^ ..........     8,186                    336,281
Dollar General Corp. ..............     8,002                    156,039
Target Corp. ......................    40,906                  1,415,347
                                                            ------------
                                                               1,953,132
                                                            ------------
HOME IMPROVEMENT RETAIL (0.2%)
Lowe's Cos., Inc. .................    14,054                  1,019,618
                                                            ------------
HOTELS (0.1%)
Starwood Hotels & Resorts
  Worldwide, Inc. .................    17,156                    639,576
                                                            ------------
HOUSEHOLD DURABLES (0.2%)
Fortune Brands, Inc. ..............    11,249                    431,512
Newell Rubbermaid, Inc. ...........     8,735                    219,248
Whirlpool Corp.^ ..................     3,245                    202,813
                                                            ------------
                                                                 853,573
                                                            ------------
LEISURE FACILITIES (0.2%)
Carnival Corp. ....................    26,703                    819,782
Royal Caribbean Cruises Ltd.^ .....     5,311                    117,426
                                                            ------------
                                                                 937,208
                                                            ------------
LEISURE PRODUCTS (0.0%)
Mattel, Inc. ......................     3,141                     59,428
                                                            ------------



                                       NUMBER                  VALUE
                                      OF SHARES              (NOTE 1)
                                      ---------            -------------
MEDIA (2.4%)
AT&T Corp. -- Liberty Media
  Corp., Class A* .................    19,800               $    346,302
Charter Communications, Inc.,
  Class A* ........................     2,745                     64,096
Comcast Corp., Class A* ...........    18,526                    804,028
Dow Jones & Co., Inc.^ ............    18,907                  1,128,937
Interpublic Group Cos., Inc. ......    35,184                  1,032,650
Knight Ridder, Inc.^ ..............     1,523                     90,314
McGraw-Hill Cos., Inc. ............    25,891                  1,712,690
New York Times Co., Class A .......     6,475                    271,950
Tribune Co. .......................    20,580                    823,406
USA Networks, Inc.* ...............    21,999                    615,972
Viacom, Inc., Class B* ............    29,729                  1,538,476
Walt Disney Co. ...................   193,508                  5,590,446
                                                            ------------
                                                              14,019,267
                                                            ------------
PHOTOGRAPHIC PRODUCTS (0.3%)
Eastman Kodak Co. .................    32,368                  1,510,938
                                                            ------------
RESTAURANTS (0.6%)
Darden Restaurants, Inc. ..........     5,000                    139,500
McDonald's Corp. ..................   133,898                  3,623,280
                                                            ------------
                                                               3,762,780
                                                            ------------
SPECIALTY STORES (0.4%)
Staples, Inc.* ....................   138,620                  2,216,534
                                                            ------------
TEXTILES & APPAREL (0.2%)
Cintas Corp.^ .....................     5,283                    244,339
Nike, Inc., Class B ...............    22,989                    965,308
                                                            ------------
                                                               1,209,647
                                                            ------------
  TOTAL CONSUMER DISCRETIONARY.....                           45,869,878
                                                            ------------
CONSUMER STAPLES (9.0%)
BEVERAGES (2.9%)
Anheuser-Busch Cos., Inc. .........    94,717                  3,902,340
Coca-Cola Co. .....................   119,616                  5,382,720
Coca-Cola Enterprises, Inc. .......    84,200                  1,376,670
PepsiCo, Inc. .....................   124,935                  5,522,127
Starbucks Corp.*^ .................    28,688                    659,824
                                                            ------------
                                                              16,843,681
                                                            ------------
DRUG RETAIL (0.1%)
Rite Aid Corp.*^ ..................    69,243                    623,187
                                                            ------------
FOOD PRODUCTS (3.6%)
Archer-Daniels-Midland Co. ........    17,971                    233,623
Campbell Soup Co. .................     6,767                    174,250
ConAgra Foods, Inc. ...............    42,393                    839,805
H.J. Heinz Co. ....................    41,186                  1,684,096
Kellogg Co. .......................    61,086                  1,771,494
Kraft Foods, Inc. .................    36,200                  1,122,200
Philip Morris Cos., Inc. ..........   248,528                 12,612,796
Quaker Oats Co. ...................     1,406                    128,298
Sara Lee Corp. ....................    93,260                  1,766,344
Unilever N.V. .....................     7,963                    474,356
Unilever plc ......................    51,254                    432,364
                                                            ------------
                                                              21,239,626
                                                            ------------
FOOD RETAIL (0.6%)
Albertson's, Inc. .................    61,648                  1,848,823
Kroger Co.* .......................    26,377                    659,425
Safeway, Inc.* ....................    12,692                    609,216

EQ ADVISORS TRUST
EQ/PUTNAM GROWTH & INCOME VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2001 (Unaudited)




                                          NUMBER                 VALUE
                                         OF SHARES              (NOTE 1)
                                       ------------          ------------
SYSCO Corp. ........................     15,080              $    409,422
                                                             ------------
                                                                3,526,886
                                                             ------------
HOUSEHOLD PRODUCTS (1.3%)
Clorox Co. .........................     43,727                 1,480,159
Colgate-Palmolive Co. ..............        501                    29,554
Kimberly-Clark Corp. ...............     29,802                 1,665,932
Procter & Gamble Co. ...............     67,440                 4,302,672
                                                             ------------
                                                                7,478,317
                                                             ------------
PERSONAL PRODUCTS (0.5%)
Gillette Co. .......................     92,941                 2,694,360
                                                             ------------
  TOTAL CONSUMER STAPLES ...........                           52,406,057
                                                             ------------
ENERGY (9.6%)
INTEGRATED OIL & GAS (7.5%)
Amerada Hess Corp. .................      1,945                   157,156
BP plc (ADR) .......................     42,071                 2,097,239
Chevron Corp.^ .....................     48,420                 4,382,010
Conoco, Inc., Class B ..............     53,306                 1,540,544
Exxon Mobil Corp. ..................    246,331                21,517,013
Occidental Petroleum Corp. .........     17,448                   463,942
Phillips Petroleum Co.^ ............     11,659                   664,563
Royal Dutch Petroleum Co. ..........    175,072                10,201,446
Texaco, Inc. .......................     13,579                   904,361
Tosco Corp. ........................     15,085                   664,494
USX-Marathon Group, Inc. ...........     39,936                 1,178,511
                                                             ------------
                                                               43,771,279
                                                             ------------
OIL & GAS DRILLING (0.2%)
Transocean Sedco Forex, Inc. .......    28,336                  1,168,860
                                                             ------------
OIL & GAS EQUIPMENT &
  SERVICES (1.2%)
Apache Corp. .......................     7,047                    357,635
Baker Hughes, Inc. .................    17,429                    583,872
Conoco, Inc., Class A ..............    37,071                  1,045,402
Halliburton Co. ....................    26,438                    941,193
Kerr-McGee Corp.^ ..................     4,174                    276,611
Schlumberger Ltd. ..................    72,573                  3,820,968
                                                             ------------
                                                                7,025,681
                                                             ------------
OIL & GAS EXPLORATION &
  PRODUCTION (0.7%)
Anadarko Petroleum Corp.^ ..........     5,695                    307,701
Burlington Resources, Inc. .........    17,671                    705,956
EOG Resources, Inc.^ ...............    14,241                    506,268
Unocal Corp. .......................    85,037                  2,904,014
                                                             ------------
                                                                4,423,939
                                                             ------------
  TOTAL ENERGY .....................                           56,389,759
                                                             ------------
FINANCIALS (26.9%)
BANKS (10.7%)
Amsouth Bancorp. ...................    19,246                    355,859
Bank of America Corp. ..............   186,772                 11,211,923
Bank of New York Co., Inc. .........    93,246                  4,475,808
Bank One Corp. .....................   105,108                  3,762,866
BB&T Corp.^ ........................    25,326                    929,464
Charter One Financial, Inc. ........    63,850                  2,036,815
Comerica, Inc. .....................    76,961                  4,432,954
Fifth Third Bancorp ................    31,940                  1,917,997
First Tennessee National Corp.^.....    16,192                    562,024


                                       NUMBER                     VALUE
                                      OF SHARES                  (NOTE 1)
                                      ---------              --------------
First Union Corp. ..................    38,878               $  1,358,397
FleetBoston Financial Corp. ........   123,235                  4,861,621
KeyCorp. ...........................    14,673                    382,232
M&T Bank Corp. .....................       800                     60,400
Mellon Financial Corp. .............    54,727                  2,517,442
National City Corp. ................    56,262                  1,731,744
PNC Financial Services Group .......    28,142                  1,851,462
Sovereign Bancorp., Inc. ...........     7,300                     94,900
SunTrust Banks, Inc. ...............    10,691                    692,563
Synovus Financial Corp.^ ...........    44,102                  1,383,921
US Bancorp .........................   287,255                  6,546,542
Washington Mutual, Inc. ............    72,766                  2,732,363
Wells Fargo & Co. ..................   181,906                  8,445,896
Zions Bancorp. .....................     5,814                    343,026
                                                             ------------
                                                               62,688,219
                                                             ------------
DIVERSIFIED FINANCIALS (13.1%)
American Express Co. ...............    93,802                  3,639,518
Bear Stearns Co., Inc. .............    13,250                    781,353
Capital One Financial Corp. ........    12,301                    738,060
Citigroup, Inc. ....................   430,275                 22,735,731
Fannie Mae .........................    91,869                  7,822,645
Franklin Resources, Inc.^ ..........     5,325                    243,725
Freddie Mac ........................    56,549                  3,958,430
Goldman Sachs Group, Inc.^ .........    42,605                  3,655,509
Household International, Inc. ......    52,102                  3,475,203
JP Morgan Chase & Co. ..............   164,863                  7,352,890
Lehman Brothers Holdings, Inc.......    13,487                  1,048,614
MBNA Corp. .........................    10,887                    358,727
Merrill Lynch & Co., Inc. ..........    75,307                  4,461,940
Morgan Stanley Dean Witter &
  Co. ..............................   146,584                  9,415,090
Providian Financial Corp.^ .........    65,121                  3,855,163
State Street Corp. .................    13,414                    663,859
Stilwell Financial, Inc.^ ..........    11,710                    392,988
T. Rowe Price Group, Inc. ..........    19,369                    724,207
USA Education, Inc. ................    21,636                  1,579,428
                                                             ------------
                                                               76,903,080
                                                             ------------
INSURANCE (2.8%)
Ace Ltd. ...........................    11,000                    429,990
AFLAC, Inc. ........................    13,006                    409,559
American General Corp. .............    74,658                  3,467,864
Berkshire Hathaway, Inc.,
  Class B*^ ........................     1,239                  2,849,700
Chubb Corp. ........................    30,105                  2,331,030
CIGNA Corp. ........................    31,151                  2,984,889
CNA Financial Corp.* ...............     3,165                    124,859
Hartford Financial Services
  Group, Inc. ......................    27,851                  1,905,008
Jefferson-Pilot Corp. ..............     4,548                    219,759
John Hancock Financial Services.....     2,257                     90,867
Lincoln National Corp. .............       454                     23,494
MGIC Investment Corp. ..............    11,578                    841,026
Progressive Corp. ..................       845                    114,236
Torchmark Corp. ....................     8,543                    343,514
UnumProvident Corp. ................     2,930                     94,112
                                                             ------------
                                                               16,229,907
                                                             ------------

EQ ADVISORS TRUST
EQ/PUTNAM GROWTH & INCOME VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2001 (Unaudited)




                                           NUMBER               VALUE
                                          OF SHARES            (NOTE 1)
                                        -----------          --------------
REAL ESTATE (0.3%)
Boston Properties, Inc. .............     5,800               $    237,220
Equity Office Properties Trust^ .....    42,998                  1,360,027
Equity Residential Property
  Trust .............................     2,050                    115,927
                                                              ------------
                                                                 1,713,174
                                                              ------------
  TOTAL FINANCIALS ..................                          157,534,380
                                                              ------------
HEALTH CARE (10.7%)
HEALTH CARE EQUIPMENT &
  SERVICES (1.2%)
Aetna, Inc.* ........................     4,560                    117,967
Baxter International, Inc. ..........    25,981                  1,273,069
Becton, Dickinson & Co. .............     9,472                    339,003
Boston Scientific Corp.* ............    22,722                    386,274
Cardinal Health, Inc. ...............     9,491                    654,879
HCA, Inc.^ ..........................     9,216                    416,471
Healthsouth Corp.* ..................    18,626                    297,457
Quest Diagnostics, Inc.*^ ...........    13,724                  1,027,242
Service Corp. International^ ........   320,000                    341,600
Stryker Corp. .......................     2,701                    148,150
Tenet Healthcare Corp.* .............    11,543                    595,504
UnitedHealth Group, Inc. ............    16,639                  1,027,458
Wellpoint Health Networks,
  Inc.* .............................     4,747                    447,357
                                                              ------------
                                                                 7,072,431
                                                              ------------
PHARMACEUTICALS (9.5%)
Abbott Laboratories .................   129,793                  6,231,362
American Home Products Corp..........   108,690                  6,351,844
Bristol-Myers Squibb Co. ............   182,148                  9,526,340
Eli Lilly & Co. .....................    53,133                  3,931,842
Johnson & Johnson ...................   246,747                 12,337,350
Merck & Co., Inc. ...................   210,256                 13,437,461
Pharmacia Corp. .....................    36,499                  1,677,129
Schering-Plough Corp. ...............    60,018                  2,175,052
                                                              ------------
                                                                55,668,380
                                                              ------------
  TOTAL HEALTH CARE .................                           62,740,811
                                                              ------------
INDUSTRIALS (9.4%)
AEROSPACE & DEFENSE (2.6%)
Boeing Co. ..........................    88,495                  4,920,322
General Dynamics Corp. ..............    23,800                  1,851,878
Goodrich Corp. ......................     1,000                     37,980
Honeywell International, Inc. .......    67,327                  2,355,772
Lockheed Martin Corp. ...............    65,089                  2,411,547
United Technologies Corp. ...........    52,106                  3,817,286
                                                              ------------
                                                                15,394,785
                                                              ------------
AIR FREIGHT & COURIERS (0.0%)
United Parcel Service, Inc.
  Class B ...........................     3,069                    177,388
                                                              ------------
AIRLINES (0.4%)
AMR Corp.* ..........................     3,100                    112,003
Delta Air Lines, Inc. ...............    28,929                  1,275,190
Southwest Airlines Co. ..............    33,393                    617,437
                                                              ------------
                                                                 2,004,630
                                                              ------------
AIRPORT SERVICES (0.0%)
Sabre Holdings Corp. ................     2,900                    145,000
                                                              ------------


                                          NUMBER                VALUE
                                         OF SHARES              (NOTE 1)
                                        ----------            -----------
COMMERCIAL SERVICES &
  SUPPLIES (1.7%)
Avery Dennison Corp.^ ...............    13,744               $    701,631
Cendant Corp.* ......................    49,415                    963,593
Convergys Corp.* ....................    31,952                    966,548
Fiserv, Inc.* .......................     9,061                    579,723
IMS Health, Inc. ....................    22,462                    640,167
Pitney Bowes, Inc. ..................     8,977                    378,111
Republic Services, Inc.* ............     8,300                    164,755
Service Corp. International* ........   181,620                  1,155,103
Waste Management, Inc. ..............   135,937                  4,189,578
                                                              ------------
                                                                 9,739,209
                                                              ------------
ELECTRICAL EQUIPMENT (0.6%)
Emerson Electric Co. ................    41,044                  2,483,162
Rockwell International Corp. ........    33,113                  1,262,268
                                                              ------------
                                                                 3,745,430
                                                              ------------
INDUSTRIAL CONGLOMERATES (3.1%)
General Electric Co. ................   195,275                  9,519,656
Minnesota Mining &
  Manufacturing Co. .................    17,080                  1,948,828
Textron, Inc. .......................     2,442                    134,408
Tyco International Ltd. .............   114,798                  6,256,491
                                                              ------------
                                                                17,859,383
                                                              ------------
MACHINERY (0.5%)
Caterpillar, Inc. ...................    32,054                  1,604,303
Danaher Corp. .......................     2,620                    146,720
Dover Corp. .........................    13,800                    519,570
Illinois Tool Works, Inc. ...........    13,067                    827,141
Ingersol-Rand Co. ...................        26                      1,071
                                                              ------------
                                                                 3,098,805
                                                              ------------
RAILROADS (0.5%)
Burlington Northern Santa Fe
  Corp. .............................    76,154                  2,297,566
CSX Corp. ...........................     4,914                    178,083
Norfolk Southern Corp. ..............    10,250                    212,175
Union Pacific Corp. .................     4,400                    241,604
                                                              ------------
                                                                 2,929,428
                                                              ------------
  TOTAL INDUSTRIALS .................                           55,094,058
                                                              ------------
INFORMATION TECHNOLOGY (7.0%)
COMPUTER HARDWARE (4.6%)
Apple Computer, Inc.* ...............    13,832                    321,594
Compaq Computer Corp. ...............   195,731                  3,031,873
Dell Computer Corp.* ................   111,451                  2,914,443
Gateway, Inc.* ......................    22,277                    366,457
Hewlett-Packard Co. .................   210,135                  6,009,861
International Business Machines
  Corp. .............................   123,966                 14,008,158
                                                              ------------
                                                                26,652,386
                                                              ------------
COMPUTER STORAGE &
  PERIPHERALS (0.1%)
Lexmark International, Inc.* ........    11,200                    753,200
                                                              ------------
ELECTRONIC EQUIPMENT &
  INSTRUMENTS (0.3%)
Agilent Technologies, Inc.* .........     6,529                    212,193
Conexant Systems, Inc.*^ ............    19,204                    171,876

EQ ADVISORS TRUST
EQ/PUTNAM GROWTH & INCOME VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2001 (Unaudited)




                                         NUMBER                VALUE
                                        OF SHARES              (NOTE 1)
                                       ----------            ------------
Cypress Semiconductor Corp.* .......     3,895               $     92,896
Solectron Corp.* ...................    57,635                  1,054,720
                                                             ------------
                                                                1,531,685
                                                             ------------
IT CONSULTING & SERVICES (0.3%)
Computer Sciences Corp.* ...........     5,663                    195,940
Electronic Data Systems Corp. ......    25,104                  1,569,000
Sungard Data Systems, Inc.* ........     4,698                    140,987
                                                             ------------
                                                                1,905,927
                                                             ------------
NETWORKING EQUIPMENT (0.0%)
3Com Corp.* ........................    17,550                     83,362
Avaya, Inc.* .......................     1,800                     24,660
                                                             ------------
                                                                  108,022
                                                             ------------
OFFICE ELECTRONICS (0.3%)
DST Systems, Inc.* .................     1,948                    102,660
Xerox Corp. ........................   143,750                  1,375,687
                                                             ------------
                                                                1,478,347
                                                             ------------
SEMICONDUCTOR EQUIPMENT (0.0%)
Teradyne, Inc.* ....................     7,286                    241,167
                                                             ------------
SEMICONDUCTORS (0.4%)
Advanced Micro Devices, Inc.* ......    27,676                    799,283
Agere Systems, Inc.* ...............    20,117                    150,877
LSI Logic Corp.*^ ..................    19,270                    362,276
Micron Technology, Inc.* ...........    24,490                  1,006,539
                                                             ------------
                                                                2,318,975
                                                             ------------
SYSTEMS SOFTWARE (0.8%)
BMC Software, Inc.* ................   110,840                  2,498,334
Computer Associates
  International, Inc. ..............    68,230                  2,456,280
                                                             ------------
                                                                4,954,614
                                                             ------------
TELECOMMUNICATIONS EQUIPMENT (0.2%)
Corning, Inc. ......................    13,207                    220,689
Lucent Technologies, Inc. ..........   117,616                    729,219
                                                             ------------
                                                                  949,908
                                                             ------------
  TOTAL INFORMATION TECHNOLOGY......                           40,894,231
                                                             ------------
MATERIALS (4.1%)
CHEMICALS (2.3%)
Air Products & Chemicals, Inc. .....    34,972                  1,599,969
Dow Chemical Company ...............    54,443                  1,810,230
Du Pont (E.I.) de Nemours &
  Co. ..............................   119,177                  5,749,098
Eastman Chemical Co. ...............    32,541                  1,549,928
Engelhard Corp. ....................     4,000                    103,160
Hercules, Inc. .....................     4,000                     45,200
PPG Industries, Inc. ...............    32,732                  1,720,721
Praxair, Inc. ......................     4,812                    226,164
Rohm & Haas Co. ....................    13,153                    432,734
                                                             ------------
                                                               13,237,204
                                                             ------------
CONSTRUCTION MATERIALS (0.0%)
Vulcan Materials Co. ...............     1,733                     93,149
                                                             ------------
CONTAINERS & PACKAGING (0.4%)
Owens-Illinois, Inc.*^ .............    64,439                    436,896
Pepsi Bottling Group, Inc. .........     4,900                    196,490
Sealed Air Corp.*^ .................     6,002                    223,575
Smurfit-Stone Container Corp.* .....     6,800                    110,160



                                         NUMBER                VALUE
                                        OF SHARES              (NOTE 1)
                                       ----------            ------------
Temple-Inland, Inc. ................    26,818               $  1,429,131
                                                             ------------
                                                                2,396,252
                                                             ------------
METALS & MINING (0.4%)
Alcoa, Inc. ........................    25,671                  1,011,437
Arch Coal, Inc. ....................     5,100                    131,937
Barrick Gold Corp. .................    17,447                    264,322
Freeport-McMoran Copper &
  Gold, Inc.^ ......................    59,158                    593,355
Freeport McMoran Copper &
  Gold, Inc., Class B*^ ............    35,295                    390,010
Peabody Energy Corp.* ..............     1,400                     45,850
                                                             ------------
                                                                2,436,911
                                                             ------------
PAPER & FOREST PRODUCTS (1.0%)
Boise Cascade Corp. ................     7,700                    270,809
Georgia-Pacific Corp.^ .............    27,422                    928,234
International Paper Co. ............    36,583                  1,306,013
Weyerhaeuser Co.^ ..................    56,375                  3,098,934
                                                             ------------
                                                                5,603,990
                                                             ------------
  TOTAL MATERIALS ..................                           23,767,506
                                                             ------------
TELECOMMUNICATION SERVICES (7.1%)
DIVERSIFIED TELECOMMUNICATION
  SERVICES (7.1%)
Alltel Corp. .......................     2,349                    143,900
AT&T Corp. .........................   177,845                  3,912,590
BellSouth Corp. ....................   154,386                  6,217,124
Broadwing, Inc.* ...................     2,000                     48,900
CenturyTel, Inc. ...................     2,967                     89,900
Global Crossing, Ltd.*^ ............    17,718                    153,084
Hughes Electronics Corp.* ..........     5,532                    112,023
Motorola, Inc. .....................   233,157                  3,861,080
NTL, Inc.* .........................     2,361                     28,450
SBC Communications, Inc. ...........   293,257                 11,747,875
Scientific-Atlanta, Inc. ...........     5,441                    220,905
Sprint Corp. (Fon Group)^ ..........   152,001                  3,246,741
Verizon Communications, Inc. .......   172,281                  9,217,034
Williams Communications
  Group* ...........................    12,826                     37,837
WorldCom, Inc. -- MCI Group*........     3,571                     57,493
WorldCom, Inc. -- WorldCom
  Group* ...........................   187,586                  2,663,721
                                                             ------------
                                                               41,758,657
                                                             ------------
  TOTAL TELECOMMUNICATION
     SERVICES ......................                           41,758,657
                                                             ------------
UTILITIES (4.9%)
ELECTRIC UTILITIES (3.2%)
CMS Energy Corp. ...................     2,700                     75,195
Consolidated Edison, Inc.^ .........    29,433                  1,171,433
Dominion Resources, Inc. ...........    20,151                  1,211,680
Duke Energy Corp. ..................    77,428                  3,020,466
Edison International ...............    13,308                    148,384
Entergy Corp. ......................   104,282                  4,003,386
Exelon Corp. .......................     4,043                    259,237
FirstEnergy Corp.^ .................    32,430                  1,042,949
FPL Group, Inc.^ ...................    14,200                    854,982
Northeast Utilities ................     4,500                     93,375
PG&E Corp. .........................    16,875                    189,000

EQ ADVISORS TRUST
EQ/PUTNAM GROWTH & INCOME VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2001 (Unaudited)


                                        NUMBER           VALUE
                                       OF SHARES        (NOTE 1)
                                     ------------   ---------------
Public Service Enterprise Group,
  Inc. ...........................        28,604     $  1,398,736
Reliant Energy, Inc. .............        72,920        2,348,753
TXU Corp.^ .......................        58,482        2,818,248
                                                     ------------
                                                       18,635,824
                                                     ------------
GAS UTILITIES (0.5%)
El Paso Corp. ....................        18,056          948,662
NiSource, Inc.^ ..................        47,197        1,289,894
Sempra Energy ....................        27,007          738,372
                                                     ------------
                                                        2,976,928
                                                     ------------
MULTI -- UTILITIES (1.2%)
Dynegy, Inc., Class A ............           500           23,250
Enron Corp. ......................        41,740        2,045,260
Progress Energy, Inc. ............        68,261        3,066,284
Williams Cos., Inc. ..............        51,000        1,680,450
                                                     ------------
                                                        6,815,244
                                                     ------------
  TOTAL UTILITIES ................                     28,427,996
                                                     ------------
TOTAL COMMON STOCKS (96.6%)
  (Cost $549,629,610).............                    564,883,333
                                                     ------------
                                      PRINCIPAL
                                        AMOUNT
                                       ---------
LONG-TERM DEBT SECURITIES:
CONSUMER DISCRETIONARY (0.2%)
K-Mart Financing
  (Zero Coupon), 6/15/16 .........    $   22,000        1,034,000
                                                     ------------
INFORMATION TECHNOLOGY (0.1%)
Solectron Corp.
  (Zero Coupon), 5/8/20 ..........     1,225,000          606,375
                                                     ------------


                                     PRINCIPAL        VALUE
                                       AMOUNT       (NOTE 1)
                                   ------------- --------------
Xerox Corporation
  (Zero Coupon), 4/21/18 .........  $    80,000   $     37,600
                                                  ------------
TOTAL LONG-TERM DEBT
  SECURITIES (0.3%)
 (Cost $1,576,884)................                   1,677,975
                                                  ------------
SHORT-TERM DEBT
  SECURITIES:
TIME DEPOSIT (0.0%)
Chase Nassau,
  3.45%, 7/2/01 ..................          784            784
                                                  ------------
U.S. GOVERNMENT AGENCIES (2.2%)
Federal Farm Credit (Discount
  Note), 7/2/01 ..................   12,788,000     12,786,600
                                                  ------------
TOTAL SHORT-TERM DEBT
  SECURITIES (2.2%)
 (Amortized Cost $12,787,384).....                  12,787,384
                                                  ------------
TOTAL INVESTMENTS (99.1%)
 (Cost/Amortized Cost
  $563,993,878)...................                 579,348,692
OTHER ASSETS
  AND LIABILITIES (0.9%) .........                   5,461,453
                                                  ------------
NET ASSETS (100%) ................                $584,810,145
                                                  ============

----------
*   Non-income producing.

^   All or a portion of security out on loan (Note 1).

    Glossary:
    ADR--American Depositary Receipt

--------------------------------------------------------------------------------
Investment security transactions for the period ended June 30, 2001 were as follows:




COST OF PURCHASES:
Stocks and long-term corporate debt securities .........    $440,770,488
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities .........     400,407,007


As of June 30 2001, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:



Aggregate gross unrealized appreciation .........    $  39,613,016
Aggregate gross unrealized depreciation .........      (24,258,202)
                                                     -------------
Net unrealized appreciation .....................    $  15,354,814
                                                     =============
Federal income tax cost of investments ..........    $ 563,993,878
                                                     =============

At June 30, 2001, the Portfolio had loaned securities with a total value of $31,489,557 which was secured by collateral of $32,002,142.

The Portfolio has a net capital loss carryforward of $28,582,859 which expires in the year 2008.






                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/PUTNAM INTERNATIONAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2001 (Unaudited)




                                             NUMBER OF               VALUE
                                               SHARES              (NOTE 1)
                                        -------------------   ------------------
COMMON STOCKS:
AUSTRALIA (1.6%)
BHP Billiton Ltd. ...................    96,700               $    512,454
BHP Billiton Ltd. (Bonus Right) .....   102,995                    559,472
News Corp., Ltd. (ADR) ..............    91,065                  3,383,065
Rio Tinto Ltd. ......................    55,870                    972,870
                                                              ------------
  TOTAL AUSTRALIA ...................                            5,427,861
                                                              ------------
CANADA (3.5%)
Alcan, Inc. .........................    21,300                    895,040
Bank of Nova Scotia .................        19                        568
BCE, Inc. ...........................    56,028                  1,485,672
Nortel Networks Corp. ...............    65,800                    598,122
PanCanadian Petroleum Ltd.^ .........    32,800                  1,004,544
Royal Bank of Canada ................    62,600                  2,002,557
Sun Life Financial Services of
  Canada, Inc. ......................    90,855                  2,172,789
Suncor Energy, Inc. .................    64,220                  1,632,676
Toronto Dominion Bank^ ..............    87,772                  2,233,755
                                                              ------------
  TOTAL CANADA ......................                           12,025,723
                                                              ------------
JAPAN (13.0%)
Aiful Corp.^ ........................     6,800                    613,251
Asatsu-DK, Inc.^ ....................    21,400                    434,021
Canon, Inc. .........................    14,000                    565,634
Fast Retailing Co., Ltd. ............     3,900                    678,424
Fuji Photo Film Co., Ltd. ...........    15,000                    646,920
Fuji Television Network, Inc. .......       307                  1,764,552
Fujitsu Ltd. ........................    73,300                    769,754
Honda Motor Co., Ltd. ...............    62,000                  2,723,636
Matsushita Electric Industrial Co.,
  Ltd. ..............................    30,000                    469,438
Matsushita Electric Works Ltd.^ .....    94,000                  1,086,601
Mitsumi Electric Co., Ltd. ..........       300                      5,591
Murata Manufacturing Co., Ltd. ......     6,300                    418,670
Nikko Securities Co., Ltd.^ .........   664,000                  5,317,536
Nintendo Ltd. .......................    10,000                  1,819,712
Nippon Telegraph & Telephone
  Corp. .............................       581                  3,027,376
Nippon Television Network Corp. .....     4,130                    999,848
Nissan Motor Co., Ltd. ..............   235,000                  1,621,989
NTT DoCoMo, Inc. ....................       482                  8,384,625
Omron Corp. .........................    15,000                    271,153
Orix Corp. ..........................     8,600                    836,250
Rohm Co., Ltd. ......................     4,000                    621,428
Sankyo Co. ..........................   107,100                  1,931,741
Sharp Corp. .........................       200                      2,725
Shionogi & Co., Ltd. ................    43,000                    896,228
Shiseido Co., Ltd. ..................    98,000                    919,155
Sony Corp. ..........................    32,900                  2,162,652
Sumitomo Corp. ......................       800                      5,599
Takeda Chemical Industries Ltd. .....    11,000                    511,443
Tokyo Gas Co., Ltd. .................   184,000                    559,028
Toyota Motor Corp. ..................   136,500                  4,803,679
                                                              ------------
  TOTAL JAPAN .......................                           44,868,659
                                                              ------------
LATIN AMERICA (2.1%)
BRAZIL (0.9%)
Companhia de Bebidas das
  Americas (ADR) ....................    40,497                    937,505
Petroleo Brasilerio S.A. (ADR)^ .....    60,019                  1,560,494
Unibanco Unio de Bancos
  Brasileiros S.A. (GDR) ............    30,400                    773,680
                                                              ------------
                                                                 3,271,679
                                                              ------------


                                         NUMBER OF                VALUE
                                           SHARES               (NOTE 1)
                                        ----------            ------------
MEXICO (1.2%)
America Movil S.A. de CV (ADR)            6,296               $    131,334
Grupo Financiero BBVA
  Bancomer S.A., Class O* ...........   453,600                    449,541
Grupo Televisa S.A. (GDR)* ..........    43,879                  1,755,599
Telefonos de Mexico S.A., Class L
  (ADR) .............................    49,596                  1,740,324
                                                              ------------
                                                                 4,076,798
                                                              ------------
  TOTAL LATIN AMERICA ...............                            7,348,477
                                                              ------------
OTHER EUROPEAN COUNTRIES (39.3%)
BELGIUM (0.8%)
Dexia ...............................   144,320                  2,274,882
Fortis (B) ..........................    13,734                    331,356
                                                              ------------
                                                                 2,606,238
                                                              ------------
FRANCE (14.7%)
Accor S.A.^ .........................    19,390                    818,268
Alstom^ .............................    39,485                  1,098,379
Aventis S.A.^ .......................    52,737                  4,209,978
BNP Paribas S.A. ....................     2,390                    207,991
Bouygues S.A.^ ......................    91,317                  3,085,992
Groupe Danone .......................    22,231                  3,050,666
Havas Advertising^ ..................   160,663                  1,768,121
Lafarge S.A.^ .......................    40,594                  3,470,850
Orange S.A. .........................   114,598                    931,324
Publicis S.A.^ ......................    22,480                    544,271
Sanofi-Synthelabo S.A.^ .............   160,180                 10,509,031
Societe Generale, Class A ...........    50,055                  2,964,066
Societe Television Francaise
  (T.F.1)^ ..........................    69,113                  2,016,172
TotalFinaElf S.A.*^ .................   105,836                 14,819,092
Vivendi Universal S.A. (ADR) ........    18,430                  1,068,940
                                                              ------------
                                                                50,563,141
                                                              ------------
GERMANY (5.5%)
Allianz AG^ .........................    24,973                  7,329,548
Bayerische Motoren Werke
  (BMW) AG^ .........................   119,876                  3,947,612
Deutsche Post AG^ ...................    67,478                  1,068,210
Metro AG^ ...........................    33,290                  1,254,084
Muenchener Rueckversicherungs-
  Gesellschaft AG (Registered)^ .....    17,316                  4,859,413
SAP AG ..............................     4,748                    654,763
                                                              ------------
                                                                19,113,630
                                                              ------------
IRELAND (2.6%)
Allied Irish Banks plc ..............   108,000                  1,206,842
CRH plc .............................   263,625                  4,418,801
Elan Corp. plc* .....................    55,788                  3,447,595
                                                              ------------
                                                                 9,073,238
                                                              ------------
ITALY (3.2%)
ENI S.p.A^ ..........................   357,597                  4,359,222
IntasaBCI S.p.A.^ ...................   828,523                  2,924,781
San Paolo IMI S.p.A.^ ...............   148,977                  1,909,404
Telecom Italia S.p.A. (RNC)^ ........   373,452                  1,783,062
                                                              ------------
                                                                10,976,469
                                                              ------------
NETHERLANDS (6.8%)
ABN-Amro Holdings N.V. ..............    70,592                  1,326,056
Akzo Nobel N.V. .....................   111,172                  4,705,633
Fortis (NL) N.V. ....................    21,942                    533,474
Gucci Group N.V. ....................    29,228                  2,447,845
ING Groep N.V. ......................   192,904                 12,606,984

EQ ADVISORS TRUST
EQ/PUTNAM INTERNATIONAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2001 (Unaudited)




                                               NUMBER OF            VALUE
                                                 SHARES           (NOTE 1)
                                          -------------------   ------------
VNU N.V. ..............................        21,900           $    741,578
Wolters Kluwer N.V. ...................        40,485              1,088,155
                                                                ------------
                                                                  23,449,725
                                                                ------------
PORTUGAL (0.3%)
Portugal Telecom, SGPS, S.A.
  (Bonus Rights) ......................       142,792                 19,341
Portugal Telecom, SGPS, S.A.
  (Registered) ........................       142,792                996,056
                                                                ------------
                                                                   1,015,397
                                                                ------------
SPAIN (0.9%)
Altadis S.A. ..........................        27,130                386,763
Banco Popular Espanol .................        34,015              1,188,962
Inditex SA ............................         6,600                105,319
Telefonica S.A.* ......................       103,862              1,280,179
                                                                ------------
                                                                   2,961,223
                                                                ------------
SWITZERLAND (4.5%)
Compaignie Fananciere
  Richemont, AG, Class A ..............         1,146              2,933,066
Julius Baer Holding Ltd., AG,
  Class B .............................           632              2,431,581
Nestle S.A. (Registered) ..............        29,200              6,206,198
Serono S.A., (Class B) ................         1,324              1,313,466
Swatch Group AG (Bearer) ..............         1,213              1,214,822
Swatch Group AG (Registered) ..........         2,789                593,553
UBS AG (Registered) ...................         4,767                682,970
                                                                ------------
                                                                  15,375,656
                                                                ------------
  TOTAL OTHER EUROPEAN COUNTRIES                                 135,134,717
                                                                ------------
SCANDIVAVIA (4.2%)
DENMARK (0.7%)
Danske Bank ...........................       132,657              2,384,777
                                                                ------------
FINLAND (0.9%)
Nokia OYJ .............................        29,529                669,190
Stora Enso OYJ ........................       164,639              1,784,002
TietoEnator OYJ .......................        32,800                730,268
                                                                ------------
                                                                   3,183,460
                                                                ------------
SWEDEN (2.6%)
Investor AB Class B * .................       370,070              4,712,382
Sandvik AB ............................        84,467              1,700,740
Svenska Hadelsbanken, AB,
  Class A .............................       144,944              2,072,228
Telefonaktiebolaget LM Ericsson
  AB, Class B* ........................        90,500                495,077
                                                                ------------
                                                                   8,980,427
                                                                ------------
  TOTAL SCANDINAVIA ...................                           14,548,664
                                                                ------------
SOUTHEAST ASIA (6.5%)
HONG KONG (2.4%)
Cheung Kong (Holdings) Ltd. ...........       424,000              4,620,631
China Mobile (Hong Kong) Ltd.* ........       190,500              1,006,257
Hang Seng Bank Ltd. ...................        59,500                610,272
Hong Kong & China Gas Co.,
  Ltd. ................................       431,200                541,778
Hong Kong Electric Holdings
  Ltd. ................................       353,500              1,359,650
                                                                ------------
                                                                   8,138,588
                                                                ------------


                                               NUMBER OF            VALUE
                                                 SHARES            (NOTE 1)
                                          -------------------   --------------
KOREA (2.9%)
Korea Electric Power Corp.
  (ADR)^ ..............................       117,900           $  1,120,050
Korea Telecom Corp. (ADR)^ ............        81,871              1,799,525
Pohang Iron & Steel Co., Ltd.
  (ADR) ...............................        45,370                894,696
Samsung Electronics (GDR)* ............         3,800                298,110
Samsung Electronics Co., Ltd.
  (Foreign) ...........................        31,292              4,619,811
SK Telecom Co., Ltd. ..................         1,850                272,414
SK Telecom Co., Ltd. (ADR) ............        60,800              1,027,520
                                                                ------------
                                                                  10,032,126
                                                                ------------
SINGAPORE (1.1%)
Chartered Semiconductor
  Manufacturing Ltd.* .................       267,000                668,233
DBS Group Holdings Ltd. ...............       127,031                934,257
Oversea-Chinese Banking Corp. .........       157,095              1,026,032
Singapore Press Holdings Ltd. .........        91,000                998,902
Venture Manufacturing
  (Singapore) Ltd. ....................        19,000                126,180
                                                                ------------
                                                                   3,753,604
                                                                ------------
TAIWAN (0.1%)
Taiwan Semiconductor
  Manufacturing Co., Ltd.* ............       233,800                434,598
                                                                ------------
  TOTAL SOUTHEAST ASIA ................                           22,358,916
                                                                ------------
UNITED KINGDOM (21.6%)
AstraZeneca plc .......................       259,560             12,110,285
BAE SYSTEMS plc .......................       205,681                986,294
Billiton plc ..........................       254,200              1,268,179
BOC Group plc .........................       216,337              3,168,541
BP plc ................................       132,350              1,089,441
Carlton Communications plc ............       147,680                698,805
Compass Group plc .....................       308,102              2,468,891
GlaxoSmithKline plc ...................       327,270              9,217,887
Granada plc ...........................       344,418                723,928
Halifax Group plc .....................        98,985              1,145,873
HSBC Holdings plc .....................       155,300              1,842,623
Imperial Chemical Industries plc ......        52,834                310,273
Invensys plc ..........................       628,231              1,194,396
Misys plc .............................       230,593              1,613,978
Rio Tinto plc .........................        63,476              1,128,143
Royal Bank of Scotland Group plc.......        71,382              1,575,262
Scottish Power plc ....................       403,846              2,974,491
Shell Transport & Trading Co. plc .....     1,520,452             12,654,802
Smith & Nephew plc ....................       104,994                545,615
Smiths Group plc ......................       110,544              1,284,353
Tesco plc .............................       827,530              2,989,278
United Business Media plc .............       106,406                866,142
Vodafone Group plc ....................     4,132,680              9,166,584
WPP Group plc .........................       342,844              3,379,790
                                                                ------------
  TOTAL UNITED KINGDOM ................                           74,403,854
                                                                ------------
TOTAL COMMON STOCKS (91.8%)
  (Cost $342,663,480) .................                          316,116,871
                                                                ------------
PREFERRED STOCK: (0.1%)
GERMANY (0.0%)
Prosieben Media AG
  (Cost $835,845) .....................      30,468                  433,317
                                                                ------------

EQ ADVISORS TRUST
EQ/PUTNAM INTERNATIONAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2001 (Unaudited)


                                     PRINCIPAL        VALUE
                                       AMOUNT        (NOTE 1)
                                   ------------- ---------------
SHORT-TERM DEBT
  SECURITIES:
TIME DEPOSIT (0.0%)
Chase Nassau, 3.45%, 7/2/01 ......  $     7,009   $      7,009
                                                  ------------
U.S. GOVERNMENT AGENCIES (7.7%)
Federal Farm Credit (Discount
  Note), 7/2/01 ..................   26,384,000     26,381,112
                                                  ------------
TOTAL SHORT-TERM DEBT SECURITIES (7.7%)
(Amortized Cost $26,388,121) .....                  26,388,121
                                                  ------------
TOTAL INVESTMENTS (99.6%)
  (Cost/Amortized Cost
  $369,887,446) ..................                 342,938,309
OTHER ASSETS LESS LIABILITIES (0.4%)                 1,499,267
                                                  ------------
NET ASSETS (100%) ................                $344,437,576
                                                  ============

--------------------------------------
MARKET SECTOR DIVERSIFICATION

As a Percentage of Total Equity

Financials..........................    23.3%
Consumer Discretionary..............    18.3
Telecommunication Services..........    11.3
Energy .............................     7.2
Health Care ........................    10.8
Industrials ........................     7.5
Information Technology .............     6.5
Materials ..........................     6.5
Consumer Staples ...................     4.5
Utilities ..........................     4.1
                                       -----
                                       100.0%
                                       =====

----------
*   Non-income producing.
^   All, or a portion of security out on loan (Note 1).

    Glossary:
    ADR--American Depositary Receipt
    GDR--Global Depositary Receipt
    RNC--Risparmio Non-Convertible Savings Shares

--------------------------------------------------------------------------------
Investment security transactions for the period ended June 30, 2001 were as follows:



COST OF PURCHASES:
Stocks and long-term corporate debt securities .........    $190,758,313
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities .........     172,829,569


As of June 30, 2001, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:


Aggregate gross unrealized appreciation .........    $   7,925,124
Aggregate gross unrealized depreciation .........      (34,874,261)
                                                     -------------
Net unrealized depreciation .....................    $ (26,949,137)
                                                     =============
Federal income tax cost of investments ..........    $ 369,887,446
                                                     =============

At June 30, 2001, the Portfolio had loaned securities with a total value of $68,784,973 which was secured by collateral valued at $71,461,003 of which $1,356,450 was in the form of U.S Government securities.























                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/PUTNAM INVESTORS GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2001 (Unaudited)




                                        NUMBER OF               VALUE
                                          SHARES               (NOTE 1)
                                      -----------            ------------
COMMON STOCKS:
CONSUMER DISCRETIONARY (15.0%)
AUTOMOBILES (1.0%)
Harley-Davidson, Inc.^ ............    74,700                $  3,516,876
                                                             ------------
COMPUTER & ELECTRONICS RETAIL (0.5%)
Best Buy Co., Inc.*^ ..............    24,700                   1,568,944
                                                             ------------
DEPARTMENT STORES (1.2%)
Kohl's Corp.* .....................    67,400                   4,228,002
                                                             ------------
GENERAL MERCHANDISE
  STORES (1.8%)
Wal-Mart Stores, Inc. .............   130,300                   6,358,640
                                                             ------------
HOME IMPROVEMENT RETAIL (1.4%)
Lowe's Cos., Inc.^ ................    67,000                   4,860,850
                                                             ------------
HOTELS (0.5%)
Marriot International, Inc.,
  Class A^ ........................    39,100                   1,850,994
                                                             ------------
MEDIA (8.6%)
AOL Time Warner, Inc.* ............   168,300                   8,919,900
AT&T Corp. -- Liberty Media
  Corp., Class A* .................   129,000                   2,256,210
Clear Channel Communications,
  Inc.* ...........................    54,000                   3,385,800
Omnicom Group, Inc.^ ..............    22,300                   1,917,800
Univision Communications, Inc.,
  Class A*^ .......................    35,300                   1,510,134
Viacom, Inc., Class B* ............   139,239                   7,205,618
Walt Disney Co ....................   162,400                   4,691,736
                                                             ------------
                                                               29,887,198
                                                             ------------
  TOTAL CONSUMER DISCRETIONARY.....                            52,271,504
                                                             ------------
CONSUMER STAPLES (7.7%)
BEVERAGES (2.3%)
PepsiCo, Inc ......................   110,100                   4,866,420
Starbucks Corp.*^ .................   133,800                   3,077,400
                                                             ------------
                                                                7,943,820
                                                             ------------
DRUG RETAIL (0.8%)
Rite Aid Corp .....................    62,500                     468,750
Walgreen Co .......................    70,200                   2,397,330
                                                             ------------
                                                                2,866,080
                                                             ------------
FOOD PRODUCTS (2.9%)
Kraft Foods, Inc. .................   114,600                   3,552,600
Philip Morris Cos., Inc ...........   128,900                   6,541,675
                                                             ------------
                                                               10,094,275
                                                             ------------
FOOD RETAIL (1.0%)
SYSCO Corp. .......................   130,600                   3,545,790
                                                             ------------
HOUSEHOLD PRODUCTS (0.3%)
Colgate-Palmolive Co. .............    18,400                   1,085,416
                                                             ------------
PERSONAL PRODUCTS (0.4%)
Estee Lauder Cos., Inc.,
  Class A^ ........................    27,300                   1,176,630
                                                             ------------
  TOTAL CONSUMER STAPLES ..........                            26,712,011
                                                             ------------
ENERGY (2.7%)
INTEGRATED OIL & GAS (2.0%)
Exxon Mobil Corp. .................    71,100                   6,210,585
Royal Dutch Petroleum Co. .........    17,500                   1,019,725
                                                             ------------
                                                                7,230,310
                                                             ------------



                                      NUMBER OF                 VALUE
                                        SHARES                 (NOTE 1)
                                      ---------              ------------
OIL & GAS DRILLING (0.4%)
Transocean Sedco Forex, Inc.^ .....    33,200                $  1,369,500
                                                             ------------
OIL & GAS EQUIPMENT &
  SERVICES (0.3%)
Baker Hughes, Inc. ................    29,200                     978,200
                                                             ------------
  TOTAL ENERGY ....................                             9,578,010
                                                             ------------
FINANCIALS (18.5%)
BANKS (4.3%)
Bank of New York Co., Inc. ........    39,100                   1,876,800
Fifth Third Bancorp^ ..............   102,700                   6,167,135
Northern Trust Corp.^ .............    16,000                   1,000,000
US Bancorp ........................   134,400                   3,062,976
Washington Mutual, Inc.^ ..........    74,450                   2,795,598
                                                             ------------
                                                               14,902,509
                                                             ------------
DIVERSIFIED FINANCIALS (10.9%)
Capital One Financial Corp. .......    62,100                   3,726,000
Charles Schwab Corp ...............   172,700                   2,642,310
Citigroup, Inc ....................   266,766                  14,095,915
Fannie Mae ........................    73,700                   6,275,555
Goldman Sachs Group, Inc. .........    30,100                   2,582,580
Household International, Inc. .....    13,300                     887,110
MBNA Corp. ........................   126,300                   4,161,585
Morgan Stanley
  Dean Witter & Co. ...............    43,600                   2,800,428
State Street Corp .................    20,800                   1,029,392
                                                             ------------
                                                               38,200,875
                                                             ------------
INSURANCE (3.3%)
Ace Ltd. ..........................    52,300                   2,044,407
American International Group,
  Inc. ............................   110,050                   9,464,300
                                                             ------------
                                                               11,508,707
                                                             ------------
  TOTAL FINANCIALS ................                            64,612,091
                                                             ------------
HEALTH CARE (16.9%)
BIOTECHNOLOGY (0.3%)
Genentech, Inc.* ..................    19,000                   1,046,900
                                                             ------------
HEALTH CARE EQUIPMENT &
  SERVICES (3.8%)
Cardinal Health, Inc. .............    33,550                   2,314,950
HCA, Inc.^ ........................    51,500                   2,327,285
Medtronic, Inc. ...................    94,500                   4,347,945
St. Jude Medical, Inc.* ...........    16,800                   1,008,000
UnitedHealth Group, Inc. ..........    54,400                   3,359,200
                                                             ------------
                                                               13,357,380
                                                             ------------
PHARMACEUTICALS (12.8%)
Allergan, Inc. ....................    52,100                   4,454,550
American Home Products Corp........   111,500                   6,516,060
Eli Lilly & Co. ...................    21,700                   1,605,800
Johnson & Johnson .................   197,200                   9,860,000
Merck & Co., Inc. .................    98,300                   6,282,353
Pfizer, Inc. ......................   255,200                  10,220,760
Pharmacia Corp. ...................    30,200                   1,387,690
Schering-Plough Corp. .............   116,000                   4,203,840
                                                             ------------
                                                               44,531,053
                                                             ------------
  TOTAL HEALTH CARE ...............                            58,935,333
                                                             ------------

EQ ADVISORS TRUST
EQ/PUTNAM INVESTORS GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2001 (Unaudited)




                                                                                 NUMBER OF               VALUE
                                                                                  SHARES               (NOTE 1)
                                                                           --------------------   ------------------
INDUSTRIALS (10.1%)
AIRLINES (0.0%)
Southwest Airlines Co. .................................................           1,950           $     36,056
                                                                                                   ------------
COMMERCIAL SERVICES &
  SUPPLIES (0.8%)
Amdocs Ltd.*^ ..........................................................          50,800             2,735,580
                                                                                                   ------------
INDUSTRIAL CONGLOMERATES (9.3%)
General Electric Co. ...................................................         442,400             21,567,000
Tyco International Ltd .................................................         198,400             10,812,800
                                                                                                   ------------
                                                                                                     32,379,800
                                                                                                   ------------
  TOTAL INDUSTRIALS ....................................................                             35,151,436
                                                                                                   ------------
INFORMATION TECHNOLOGY (17.6%)
APPLICATION SOFTWARE (2.1%)
BEA Systems, Inc.*^ ....................................................          75,700              2,324,747
Electronic Arts, Inc.*^ ................................................          26,400              1,528,560
Siebel Systems, Inc.*^ .................................................          59,600              2,795,240
Symbol Technologies, Inc.^ .............................................          31,550                700,410
                                                                                                   ------------
                                                                                                      7,348,957
                                                                                                   ------------
COMPUTER HARDWARE (2.4%)
Dell Computer Corp.* ...................................................         176,500              4,615,475
International Business Machines
  Corp .................................................................          34,200              3,864,600
                                                                                                   ------------
                                                                                                      8,480,075
                                                                                                   ------------
COMPUTER STORAGE &
  PERIPHERALS (0.5%)
EMC Corp.* .............................................................          57,800              1,679,090
                                                                                                   ------------
ELECTRONIC EQUIPMENT &
  INSTRUMENTS (0.7%)
Celestica, Inc.*^ ......................................................          26,100              1,344,150
Flextronics International Ltd.*^........................................          24,500                639,695
Sanmina Corp.*^ ........................................................          22,600                529,066
                                                                                                   ------------
                                                                                                      2,512,911
                                                                                                   ------------
IT CONSULTING & SERVICES (0.3%)
Electronic Data Systems Corp. ..........................................          19,300              1,206,250
                                                                                                   ------------
NETWORKING EQUIPMENT (0.5%)
Cisco Systems, Inc.* ...................................................          90,700              1,650,740
                                                                                                   ------------
SEMICONDUCTOR EQUIPMENT (0.5%)
Applied Materials, Inc.* ...............................................          36,700              1,801,970
                                                                                                   ------------
SEMICONDUCTORS (2.7%)
Linear Technology Corp. ................................................          92,600              4,094,772
Maxim Integrated Products* .............................................          63,600              2,811,756
Micron Technology, Inc.* ...............................................          31,400              1,290,540
Texas Instruments, Inc. ................................................          35,600              1,121,400
                                                                                                   ------------
                                                                                                      9,318,468
                                                                                                   ------------
SYSTEMS SOFTWARE (6.5%)
Adobe Systems, Inc .....................................................          38,900              1,828,300
Microsoft Corp.* .......................................................         226,800             16,556,400
VERITAS Software Corp.* ................................................          66,500              4,424,245
                                                                                                   ------------
                                                                                                     22,808,945
                                                                                                   ------------
TELECOMMUNICATIONS
  EQUIPMENT (1.3%)
CIENA Corp.* ...........................................................          17,300                657,400
QUALCOMM, Inc.* ........................................................          67,900              3,970,792
                                                                                                   ------------
                                                                                                      4,628,192
                                                                                                   ------------
  TOTAL INFORMATION TECHNOLOGY..........................................                             61,435,598
                                                                                                   ------------


                                                                                 NUMBER OF               VALUE
                                                                                  SHARES               (NOTE 1)
                                                                           --------------------   ------------------
MATERIALS (0.5%)
CONTAINERS & PACKAGING (0.5%)
Pepsi Bottling Group, Inc. .............................................          45,700           $  1,832,570
                                                                                                   ------------
TELECOMMUNICATION SERVICES (3.4%)
DIVERSIFIED TELECOMMUNICATION
  SERVICES (2.8%)
Comverse Technology, Inc.*^ ............................................          48,300              2,757,930
Qwest Communications
  International, Inc. ..................................................         223,900              7,135,693
                                                                                                   ------------
                                                                                                      9,893,623
                                                                                                   ------------
WIRELESS TELECOMMUNICATION
  SERVICES (0.6%)
Sprint Corp. (PCS Group)*^ .............................................          85,600              2,067,240
                                                                                                   ------------
  TOTAL TELECOMMUNICATION
     SERVICES ..........................................................                             11,960,863
                                                                                                   ------------
UTILITIES (2.8%)
ELECTRIC UTILITIES (0.2%)
Entergy Corp. ..........................................................           3,200                122,848
FPL Group, Inc.^ .......................................................          11,500                692,415
                                                                                                   ------------
                                                                                                        815,263
                                                                                                   ------------
GAS UTILITIES (0.9%)
El Paso Corp. ..........................................................          58,000              3,047,320
                                                                                                   ------------
MULTI -- UTILITIES (1.7%)
Dynegy, Inc., Class A ..................................................             700                 32,550
Enron Corp. ............................................................         117,300              5,747,700
                                                                                                   ------------
                                                                                                      5,780,250
                                                                                                   ------------
  TOTAL UTILITIES ......................................................                              9,642,833
                                                                                                   ------------
TOTAL COMMON STOCKS (95.2%)
  (Cost $332,288,285)...................................................                            332,132,249
                                                                                                   ------------
                                                                             PRINCIPAL
                                                                               AMOUNT
                                                                             ---------
SHORT-TERM DEBT
  SECURITIES:
TIME DEPOSIT (0.0%)
Chase Nassau, 3.45%, 7/2/01 ............................................     $     845                      845
U.S. GOVERNMENT AGENCY (5.8%)
Federal Farm Credit (Discount
  Note), 7/2/01 ........................................................    20,107,000               20,104,799
                                                                                                   ------------
TOTAL SHORT-TERM DEBT SECURITIES (5.8%)
  (Amortized Cost $20,105,644)..........................................                             20,105,644
                                                                                                   ------------
TOTAL INVESTMENTS (101.0%)
  (Cost/Amortized Cost
     $352,393,929)......................................................                            352,237,893
OTHER ASSETS LESS LIABILITIES (-1.0%)                                                                (3,470,174)
                                                                                                   ------------
NET ASSETS (100%) ......................................................                           $348,767,719
                                                                                                   ============

---------------------
*   Non-income producing.

^   All, or portion of security out on loan (Note 1).

EQ ADVISORS TRUST
EQ/PUTNAM INVESTORS GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2001 (Unaudited)


--------------------------------------------------------------------------------
Investment security transactions for the period ended June 30, 2001 were as follows:




COST OF PURCHASES:
Stocks and long-term corporate debt securities .........    $150,232,580
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities .........     146,527,610

As of June 30, 2001, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:



Aggregate gross unrealized appreciation .........    $  26,543,174
Aggregate gross unrealized depreciation .........      (26,699,210)
                                                     -------------
Net unrealized depreciation .....................    $    (156,036)
                                                     =============
Federal income tax cost of investments ..........    $ 352,393,929
                                                     =============

At June 30, 2001, the Portfolio had loaned securities with a total value of $37,396,551 which was secured by collateral of $38,251,100.

The Portfolio has a net capital loss carryforward of $810,089 which expires in the year 2008.








































                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/SMALL COMPANY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2001 (Unaudited)




                                      NUMBER OF                   VALUE
                                       SHARES                    (NOTE 1)
                                      ---------             -----------------
COMMON STOCKS:
CONSUMER DISCRETIONARY (15.5%)
APPAREL RETAIL (1.0%)
Abercrombie & Fitch Co.,
  Class A*^ .......................     7,600                $   338,200
American Eagle Outfitters,
  Inc.* ...........................     2,650                     93,386
Ann Taylor Stores Corp.*^ .........     2,000                     71,600
Bebe Stores, Inc.*^ ...............       600                     17,496
Claire's Stores, Inc. .............     2,972                     57,538
HOT Topic, Inc.* ..................     1,400                     43,540
Lands' End, Inc.* .................       900                     36,135
Men's Wearhouse, Inc.* ............     2,843                     78,467
Steven Madden Ltd.* ...............     1,300                     23,751
Wilsons The Leather Experts .......     1,200                     22,260
                                                             -----------
                                                                 782,373
                                                             -----------
AUTO COMPONENTS (1.3%)
ArvinMeritor, Inc. ................     5,570                     93,242
Bandag, Inc. ......................       800                     21,840
BorgWarner, Inc. ..................     1,916                     95,072
Cooper Tire & Rubber Co. ..........     4,753                     67,493
Dura Automotive Systems,
  Inc.* ...........................     1,800                     28,800
Exide Corp. .......................     2,200                     25,300
Federal Signal Corp. ..............     3,600                     84,492
IMPCO Technologies, Inc.*^ ........       600                     21,210
Lear Corp.* .......................     5,177                    180,677
McGrath Rentcorp ..................     1,000                     24,140
Midas, Inc. .......................     1,100                     13,860
O'Reilly Automotive, Inc.* ........     3,200                     91,840
Pep Boys Manny Moe & Jack .........     3,400                     38,182
Sauer-Danfoss, Inc. ...............     1,088                     10,282
Snap-On, Inc. .....................     5,234                    126,453
Superior Industries International,
  Inc. ............................     1,600                     61,280
Tenneco Automotive, Inc. ..........     3,665                     11,948
Tower Automotive, Inc.*^ ..........     3,200                     32,800
                                                             -----------
                                                               1,028,911
                                                             -----------
AUTOMOBILES (0.7%)
American Axle & Manufacturing
  Holdings, Inc.* .................       200                      3,400
Copart, Inc.* .....................     3,400                     99,450
Federal-Mogul Corp. ...............     5,700                      9,633
Group 1 Automotive, Inc.* .........     1,000                     29,600
Hayes Lemmerz International,
  Inc.* ...........................     1,000                      6,400
Littelfuse, Inc.*^ ................     1,900                     50,901
Oshkosh Truck Corp. ...............     1,500                     66,375
Precision Castparts Corp. .........     4,600                    172,132
Sonic Automotive, Inc.*^ ..........     1,092                     20,857
United Auto Group, Inc.* ..........     1,200                     21,000
United Rentals, Inc.* .............     2,413                     62,618
Wabash National Corp. .............     2,500                     30,250
                                                             -----------
                                                                 572,616
                                                             -----------
CASINOS & GAMING (0.5%)
Argosy Gaming Co.* ................     2,200                     61,072
Aztar Corp.* ......................     3,700                     44,770
Boyd Gaming Corp.* ................     1,800                     10,350
Churchill Downs, Inc.* ............       700                     17,556
Gtech Holdings Corp.* .............     2,600                     92,326


                                      NUMBER OF                 VALUE
                                        SHARES                 (NOTE 1)
                                      ---------             ------------
Isle of Capri Casinos, Inc.* ......     2,289                $    21,517
Penn National Gaming, Inc.* .......     1,064                     27,025
Pinnacle Entertainment, Inc.* .....     2,000                     14,700
Station Casinos, Inc.* ............     3,200                     51,200
WMS Industries, Inc.*^ ............     2,200                     70,774
                                                             -----------
                                                                 411,290
                                                             -----------
CATALOG RETAIL (0.0%)
Coldwater Creek, Inc.* ............       400                     10,400
Hanover Direct, Inc.* .............     5,500                        660
                                                             -----------
                                                                  11,060
                                                             -----------
COMPUTER & ELECTRONICS
  RETAIL (0.2%)
Intertan, Inc.* ...................     2,050                     28,700
Midway Games, Inc.* ...............     2,759                     51,041
PC Connection, Inc.* ..............       550                      8,800
Ultimate Electronics, Inc.* .......     1,000                     32,420
                                                             -----------
                                                                 120,961
                                                             -----------
DEPARTMENT STORES (0.3%)
Ames Department Stores, Inc.* .....     3,300                      4,587
Dillards, Inc., Class A ...........     7,122                    108,753
Neiman Marcus Group, Inc.* ........     3,341                    103,571
Value City Department Stores,
  Inc.* ...........................       700                      8,050
                                                             -----------
                                                                 224,961
                                                             -----------
DISTRIBUTORS (0.1%)
Handleman Co.* ....................     2,200                     36,850
NU Skin Enterprises, Inc.* ........     3,237                     27,515
Sturm Ruger & Co., Inc. ...........     1,900                     18,620
Systemax, Inc.* ...................     2,300                      5,589
                                                             -----------
                                                                  88,574
                                                             -----------
GENERAL MERCHANDISE
  STORES (0.7%)
99 Cents Only Stores* .............     1,850                     55,407
Casey's General Stores, Inc. ......     4,400                     57,200
CSS Industries, Inc.* .............       300                      7,728
Factory 2-U Stores, Inc.* .........     1,200                     35,220
Fred's, Inc. ......................       625                     16,094
Guitar Center, Inc.* ..............     1,700                     35,921
Kenneth Cole Productions,
  Class A* ........................       650                     13,098
OfficeMax, Inc.* ..................     8,000                     29,520
Russ Berrie & Co., Inc. ...........       600                     17,640
ShopKo Stores, Inc.* ..............     2,900                     21,112
Too, Inc.* ........................     2,449                     67,103
Venator Group, Inc.* ..............    11,271                    172,446
Wesco International, Inc.* ........     1,900                     17,290
                                                             -----------
                                                                 545,779
                                                             -----------
HOME IMPROVEMENT RETAIL (0.1%)
Scotts Co. (The)* .................     1,500                     62,175
Toro Co. ..........................     1,200                     53,940
                                                             -----------
                                                                 116,115
                                                             -----------
HOTELS (0.5%)
Crestline Capital Corp.* ..........     1,100                     34,188
Extended Stay America, Inc.* ......     6,200                     93,000
Marcus Corp. ......................     2,100                     29,295
MeriStar Hospitality Corp. ........     2,878                     68,352
Prime Hospitality Corp.*^ .........     4,100                     48,585

EQ ADVISORS TRUST
EQ/SMALL COMPANY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2001 (Unaudited)




                                         NUMBER OF                VALUE
                                           SHARES                (NOTE 1)
                                         ----------             ------------
Rare Hospitality International,
  Inc.* ..............................    1,700                 $    38,420
Topps Co. (The)* .....................    4,400                      51,436
Trendwest Resorts, Inc.*^ ............      600                      14,040
Vail Resorts, Inc.* ..................    1,200                      22,440
Wyndham International,
  Class A* ...........................   10,500                      26,250
                                                                -----------
                                                                    426,006
                                                                -----------
HOUSEHOLD DURABLES (2.1%)
Aaron Rents, Inc. ....................    1,200                      20,400
Applica, Inc.* .......................    2,000                      15,920
Bush Industries, Class A .............      300                       3,945
Centex Corp. .........................    4,829                     196,782
Central Garden & Pet Co.* ............    1,600                      13,248
Cheap Tickets, Inc.* .................    1,100                      16,610
Clayton Homes, Inc. ..................    8,941                     140,553
Cost Plus, Inc.* .....................    1,900                      57,000
Deltek Systems, Inc. .................      200                       1,424
Ethan Allen Interiors, Inc.^ .........    3,100                     100,750
Fedders Corp. ........................    1,500                       7,800
Furniture Brands International,
  Inc.* ..............................    4,000                     112,000
Haverty Furniture Cos., Inc. .........    1,400                      20,930
HON Industries .......................    4,225                     102,329
Insight Enterprises, Inc.* ...........    2,600                      63,700
KB Home ..............................    3,500                     105,595
Kimball International, Inc.,
  Class B ............................    2,300                      36,800
La-Z-Boy, Inc. .......................    4,700                      86,950
Lennar Corp.*^ .......................    3,893                     162,338
Libbey, Inc. .........................    1,100                      43,681
Metromedia International Group,
  Inc.* ..............................    4,400                      14,476
National Presto Industries, Inc. .....      300                       8,910
Oneida Ltd. ..........................      900                      18,297
Pier 1 Imports, Inc. .................    7,600                      87,400
Rayovac Corp.* .......................    2,500                      53,250
Rent-A-Center, Inc.* .................    1,400                      73,640
SLI, Inc.^ ...........................    1,150                       9,487
Spiegel, Inc., Class A* ..............    2,100                      20,307
Spring Industries, Inc., Class A .....    1,100                      48,510
Toll Brothers, Inc.* .................    1,800                      70,758
                                                                -----------
                                                                  1,713,790
                                                                -----------
INTERNET RETAIL (0.1%)
BarnesandNoble.com, Inc.* ............    1,700                       2,771
Drugstore.Com* .......................    1,800                       2,034
MP3.com* .............................    1,300                       6,305
PurchasePro.com, Inc.*^ ..............    3,300                       4,884
Regis Corp. ..........................    3,350                      70,316
Stamps.com, Inc.* ....................    2,400                       9,000
                                                                -----------
                                                                     95,310
                                                                -----------
LEISURE FACILITIES (0.4%)
Bally Total Fitness Holding
  Corp.*^ ............................    2,200                      65,142
Boca Resorts, Inc.* ..................    1,800                      26,514
Callaway Golf Co. ....................    6,200                      97,960
Central Parking Corp. ................    1,300                      24,310
Championship Auto Racing
  Teams, Inc.* .......................      600                       9,600
Dover Downs Entertainment* ...........      501                       7,742


                                         NUMBER OF                VALUE
                                          SHARES                 (NOTE 1)
                                         ---------             ------------
National Golf Properties, Inc. .......    1,000                 $    27,250
Speedway Motorsports, Inc.* ..........    1,432                      36,101
Triarc Co.* ..........................    1,375                      36,025
                                                                -----------
                                                                    330,644
                                                                -----------
LEISURE PRODUCTS (0.2%)
Monaco Coach Corp.* ..................    1,700                      56,440
Polaris Industries, Inc. .............    1,800                      82,440
SCP Pool Corp.* ......................    1,500                      51,660
                                                                -----------
                                                                    190,540
                                                                -----------
MEDIA (2.5%)
4 Kids Entertainment, Inc.*^ .........      700                      13,405
Ackerely group, Inc. .................    1,100                      12,331
Acme Communications, Inc.* ...........    1,056                       8,670
ACTV, Inc.* ..........................    2,700                       8,991
Analysts International Corp. .........    2,600                      11,596
APAC Customer Services, Inc.* ........    1,432                       4,539
Beasley Broadcasting Group ...........      400                       6,800
Bowne & Co., Inc. ....................    2,700                      31,050
Crown Media Holdings, Inc. ...........      600                      11,130
Cumulus Media, Inc., Class A* ........    3,700                      50,246
Digimarc Corp.*^ .....................    1,204                      29,076
Direct Focus, Inc.*^ .................    1,875                      89,062
Gaylord Entertainment Co. ............    1,300                      37,440
GC Cos., Inc.*^ ......................      400                         204
Ha-Lo Industries, Inc.* ..............    3,500                       1,050
Hollinger International, Inc. ........    3,077                      42,309
Houghton Mifflin Co. .................    2,332                     139,757
Information Holdings, Inc.* ..........      700                      22,610
Insight Communications* ..............    3,505                      87,625
Journal Register Co.* ................    4,100                      66,010
Lee Enterprises, Inc. ................    3,500                     115,500
Lodgenet Entertainment Corp.* ........      804                      14,070
Mail-Well, Inc.* .....................    3,064                      13,022
Martha Stewart Living
  Omnimedia*^ ........................      968                      22,361
McClatchy Co., Class A ...............    1,720                      67,252
Media General, Inc., Class A .........    1,632                      75,072
Mediacom Communications
  Corp.* .............................    1,800                      31,788
Meredith Corp. .......................    3,389                     121,360
On Command Corp.* ....................      800                       3,600
Paxson Communications Corp.* .........    2,400                      32,400
Penton Media, Inc.* ..................    2,000                      35,000
Playboy Enterprises, Inc.,
  Class B* ...........................    1,300                      20,345
Private Media Group Ltd.* ............      300                       2,820
Pulitzer, Inc. .......................      600                      31,680
R.H. Donnelly Corp.* .................    2,400                      76,800
Regent Communications, Inc.* .........    1,800                      21,582
Saga Communications, Inc.* ...........      400                       9,496
Salem Communications
  Corp.* .............................    2,301                      50,346
Scholastic Corp.* ....................    2,700                     121,500
Sinclair Broadcast Group, Inc.* ......    3,608                      37,162
Sirius Satellite Radio, Inc.*^ .......    3,400                      41,446
Spanish Broadcasting System* .........    2,565                      21,059
Tivo, Inc.*^ .........................    1,300                       7,150
United Television, Inc. ..............      300                      37,800
Value Line, Inc. .....................      100                       4,222

EQ ADVISORS TRUST
EQ/SMALL COMPANY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2001 (Unaudited)




                                        NUMBER OF                 VALUE
                                          SHARES                (NOTE 1)
                                       --------------------   ------------
Valuevision International, Inc.,
  Class A* .........................     3,000                $   65,250
Wiley, (John) & Sons, Inc.,
  Class A ..........................     3,489                    82,515
Wink Communications, Inc.* .........     2,100                     5,376
World Wrestling Federation
  Entertainment, Inc.* .............     1,356                    18,713
Young Broadcasting Corp.,
  Class A* .........................     1,000                    33,580
Zebra Technologies Corp.,
  Class A* .........................     2,400                   117,888
Zomax, Inc.* .......................     3,000                    26,730
                                                              ----------
                                                               2,038,786
                                                              ----------
PHOTOGRAPHIC PRODUCTS (0.1%)
Concord Camera Corp.* ..............     2,000                    11,800
Meade Instruments Corp.* ...........       900                     6,057
Polaroid Corp. .....................     3,300                     8,580
Sonic Innovations, Inc.* ...........       700                     4,515
Vector Group Ltd.^ .................     1,230                    39,299
                                                              ----------
                                                                  70,251
                                                              ----------
RESTAURANTS (1.2%)
Applebee's International, Inc. .....     3,000                    96,000
Bob Evans Farms, Inc. ..............     3,300                    59,400
CBRL Group, Inc. ...................     4,500                    76,275
CEC Entertainment, Inc.* ...........     2,200                   108,570
Cheesecake Factory, Inc.* ..........     3,187                    90,192
IHOP Corp.* ........................     1,500                    40,275
Jack in the Box, Inc.* .............     3,100                    80,910
Landry's Resaurants, Inc. ..........     2,100                    35,700
Lone Star Steakhouse & Saloon,
  Inc. .............................     3,100                    40,269
NPC International, Inc.* ...........       500                     5,400
O'Charley's, Inc.* .................     1,800                    34,884
P.F. Chang's China Bistro,
  Inc.*^ ...........................       700                    26,530
Papa John's International,
  Inc.*^ ...........................     1,300                    32,955
Ruby Tuesday, Inc. .................     4,900                    83,790
Ryan's Family Steak Houses,
  Inc.* ............................     1,900                    23,275
Sonic Corp.* .......................     2,550                    80,911
Steak N Shake Co. (The)* ...........     1,815                    16,789
                                                              ----------
                                                                 932,125
                                                              ----------
SPECIALTY STORES (1.5%)
American Greetings Corp. ...........     5,957                    65,527
Barnes & Noble, Inc.* ..............     4,125                   162,319
Borders Group, Inc.* ...............     6,600                   147,840
Boyds Collection Ltd.* .............     4,288                    53,257
Children's Place, Inc.*^ ...........     1,300                    34,840
CPI Corp. ..........................       700                    17,150
CSK Auto Corp.* ....................     1,200                     9,960
Electronics Boutique Holdings
  Corp.*^ ..........................       800                    25,400
Fossil, Inc.* ......................     1,650                    34,237
Hollywood Entertainment Corp.*           4,000                    33,840
Jakks Pacific, Inc.* ...............     2,200                    41,140
Linens 'N Things, Inc.* ............     3,200                    87,424
Payless Shoesource, Inc.* ..........     1,804                   116,719
Petsmart, Inc.* ....................   11,000                     77,550
Tanger Factory Outlet Centers ......      100                      2,300


                                       NUMBER OF                   VALUE
                                         SHARES                   (NOTE 1)
                                       ---------               ------------
Trans World Entertainment
  Corp.*^ ..........................    3,250                 $   30,907
Tuesday Morning Corp.* .............    1,600                     21,200
Tweeter Home Entertainment
  Group, Inc.* .....................    1,500                     52,950
Wd-40 Co. ..........................    1,000                     22,440
Whitehall Jewelers, Inc.* ..........    1,500                     13,740
Winnebago Industries, Inc. .........    1,100                     33,825
Yankee Candle Co., Inc.*^ ..........      904                     17,167
Zale Corp.* ........................    2,784                     93,821
                                                              ----------
                                                               1,195,553
                                                              ----------
TEXTILES & APPAREL (2.0%)
Brown Shoe Co., Inc. ...............    1,300                     23,465
Buckle, Inc.* ......................      500                      9,450
Burlington Coat Factory
  Warehouse Corp. ..................    1,300                     26,000
Cato Corp., Class A ................    1,700                     33,184
Charming Shoppes, Inc.* ............    9,100                     54,600
Chico's FAS, Inc.*^ ................    1,650                     49,088
Collins & Aikman Corp.* ............    5,900                     36,580
Columbia Sportswear Co.* ...........    1,050                     53,540
Dress Barn, Inc.* ..................    1,500                     34,125
Footstar, Inc.* ....................    1,600                     55,040
G&K Services, Inc., Class A ........    2,000                     53,800
Genesco, Inc.*^ ....................    2,000                     67,200
Guess?, Inc.*^ .....................      900                      6,030
Interface, Inc. ....................    4,500                     33,750
Kellwood Co. .......................    2,400                     55,440
Michaels Stores, Inc.* .............    2,600                    106,600
Mohawk Industries, Inc.* ...........    3,701                    130,275
Nautica Enterprises, Inc.* .........    2,900                     59,247
OshKosh B'Gosh, Inc. ...............      720                     23,940
Pacific Sunwear of California,
  Inc.*^ ...........................    2,550                     57,196
Phillips-Van Heusen Corp. ..........    1,500                     21,600
Polo Ralph Lauren Corp.* ...........    4,272                    110,218
Polymer Group, Inc. ................    2,300                      5,198
Quicksilver, Inc.* .................    1,700                     42,500
Reebok International Ltd.* .........    3,600                    115,020
Russell Corp. ......................    1,800                     30,582
Salton, Inc.*^ .....................      800                     14,240
Skechers U.S.A., Inc.* .............    1,508                     44,079
Stein Mart, Inc.* ..................    2,700                     27,918
Stride Rite Corp. ..................    3,800                     32,300
Timberland Co., Class A* ...........    1,400                     55,314
Unifi, Inc.* .......................    4,000                     34,000
Vans, Inc.* ........................    1,600                     37,600
Westpoint Stevens, Inc. ............    2,180                      3,008
Wolverine World Wide, Inc. .........    3,400                     60,758
                                                              ----------
                                                               1,602,885
                                                              ----------
  TOTAL CONSUMER DISCRETIONARY......                          12,498,530
                                                              ----------
CONSUMER STAPLES (3.2%)
BEVERAGES (0.1%)
Coca Cola Bottling Co.
  Consolidated .....................      300                     11,805
Rica Foods, Inc.* ..................      352                      1,362
Robert Mondavi Corp., Class A*......      900                     36,486
                                                              ----------
                                                                  49,653
                                                              ----------

EQ ADVISORS TRUST
EQ/SMALL COMPANY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2001 (Unaudited)




                                         NUMBER OF                  VALUE
                                           SHARES                  (NOTE 1)
                                         ---------              -----------
DRUG RETAIL (0.1%)
Duane Reade, Inc.* ...................     1,700                $    55,250
Longs Drug Stores Corp. ..............     2,796                     60,254
                                                                -----------
                                                                    115,504
                                                                -----------
FOOD DISTRIBUTORS (0.1%)
Hain Celestial Group, Inc.*^ .........     2,600                     57,200
                                                                -----------
FOOD PRODUCTS (1.9%)
American Italian Pasta Co.* ..........     1,700                     78,880
Aurora Foods, Inc.* ..................     3,100                     16,988
Chiquita Brands International,
  Inc.* ..............................     4,200                      5,964
Constellation Brands, Inc.* ..........     2,600                    106,600
Corn Products International,
  Inc. ...............................     2,600                     83,200
Dean Foods Co. .......................     2,744                    110,309
Del Monte Foods Co.* .................     3,600                     30,168
Delta & Pine Land Co. ................     2,900                     56,985
Dole Food Co. ........................     3,296                     62,789
Dreyer's Grand Ice Cream, Inc. .......     1,700                     47,430
Earthgrains Co.^ .....................     3,900                    101,400
International Multifoods Corp. .......     1,400                     29,050
Interstate Bakeries Corp. ............     2,300                     36,800
Lance, Inc. ..........................     2,900                     39,150
Performance Food Group Co.* ..........     2,900                     87,667
Pilgrims Pride Corp. .................     1,300                     16,315
Ralcorp Holdings, Inc. (New)* ........     2,080                     38,979
Riviana Foods, Inc. ..................       800                     14,520
Sensient Technologies Corp. ..........     4,300                     88,236
Smithfield Foods, Inc.*^ .............     4,500                    181,350
Smucker (J.M.) Co. ...................     1,700                     44,200
Suiza Foods Corp.*^ ..................     2,200                    116,820
Universal Corp. ......................     2,500                     99,150
                                                                -----------
                                                                  1,492,950
                                                                -----------
FOOD RETAIL (0.5%)
Buca, Inc.* ..........................       700                     15,225
Fleming Cos., Inc. ...................     3,600                    128,520
Great Atlantic & Pacific Tea Co.,
  Inc. ...............................     1,400                     20,720
Ingles Markets, Inc., Class A ........     1,300                     15,990
Krispy Kreme Doughnuts,
  Inc.*^ .............................     1,008                     40,320
Luby's, Inc. .........................     2,300                     22,517
Ruddick Corp. ........................     1,900                     32,205
Smart & Final, Inc.* .................       300                      3,300
United Natural Foods, Inc.* ..........     1,200                     25,140
Whole Foods Market, Inc.* ............     4,200                    113,820
Wild Oats Markets, Inc.* .............     2,400                     24,984
                                                                -----------
                                                                    442,741
                                                                -----------
HOUSEHOLD PRODUCTS (0.1%)
Blyth, Inc. ..........................     3,184                     81,861
                                                                -----------
PERSONAL PRODUCTS (0.4%)
Alberto-Culver Co., Class B ..........     3,261                    137,092
American Classic Voyager* ............       800                      2,384
Church & Dwight Co., Inc.* ...........     3,600                     91,620
Playtex Products, Inc.* ..............     1,700                     18,190
The Dial Corp.^ ......................     6,700                     95,475
                                                                -----------
                                                                    344,761
                                                                -----------
  TOTAL CONSUMER STAPLES .............                            2,584,670
                                                                -----------


                                         NUMBER OF                   VALUE
                                           SHARES                   (NOTE 1)
                                         ---------              -------------
ENERGY (3.4%)
INTEGRATED OIL & GAS (1.0%)
Barrett Resources Corp.* .............     1,062                $    62,658
Berry Petroleum, Class A .............     1,100                     15,950
Cabot Oil & Gas Corp., Class A             2,300                     56,120
EEX Corp.* ...........................     3,466                      9,358
Houston Exploration Co.* .............       600                     18,750
Key Energy Services, Inc.* ...........     7,900                     85,636
Louis Dreyfus Natural Gas
  Corp.* .............................     2,000                     69,700
Meridian Resource Corp.* .............     2,300                     16,491
Plains Resources, Inc.* ..............     1,200                     28,800
Pogo Producing Co. ...................     3,200                     76,800
Seacor Holdings, Inc.*^ ..............     1,550                     72,447
Spinnaker Exploration Co.* ...........       664                     26,467
St. Mary Land & Exploration Co.            2,700                     63,072
Stone Energy Corp.*^ .................     1,956                     86,651
Tom Brown, Inc.* .....................     2,800                     67,200
Vintage Petroleum, Inc.* .............     4,400                     82,280
                                                                -----------
                                                                    838,380
                                                                -----------
OIL & GAS DRILLING (0.0%)
Parker Drilling Co.* .................     6,100                     39,650
                                                                -----------
OIL & GAS EQUIPMENT &
  SERVICES (1.0%)
Atwood Oceanics, Inc.* ...............     1,000                     35,100
Belco Oil & Gas Corp.* ...............       900                      8,100
CAL Dive International, Inc.* ........     2,428                     59,729
Carbo Ceramics, Inc. .................       600                     22,230
Dril-Quip, Inc.*^ ....................       700                     15,071
Evergreen Resources, Inc.* ...........     1,500                     57,000
Grey Wolf, Inc.* .....................    16,100                     64,400
Gulf Island Fabrication, Inc. ........       300                      4,320
HS Resources, Inc.* ..................     1,500                     97,200
Input/Output, Inc.* ..................     3,600                     45,720
McMoRan Exploration Co.* .............     1,200                     18,000
Mitchell Energy & Development
  Corp., Class A .....................     1,700                     78,625
Newpark Resources, Inc.* .............     6,300                     69,930
Oceaneering International, Inc.* .....     1,700                     35,275
Offshore Logistics, Inc.* ............     1,700                     32,300
Superior Energy Services, Inc.*^           4,577                     36,158
Swift Energy Co.* ....................     1,700                     51,221
Syntroleum Corp.* ....................     2,800                     25,452
Tesoro Petroleum Corp.* ..............     3,300                     41,580
Universal Compression Holdings,
  Inc.* ..............................       700                     19,880
                                                                -----------
                                                                    817,291
                                                                -----------
OIL & GAS EXPLORATION &
  PRODUCTION (1.1%)
Callon Petroleum Co.* ................       200                      2,370
Chesapeake Energy Corp.* .............    10,290                     69,972
Clayton Williams Energy, Inc.* .......       500                      8,475
Comstock Resources, Inc.* ............     2,201                     22,560
Denbury Resources, Inc. ..............       800                      7,520
Forest Oil Corp. .....................     2,143                     60,004
KEY Production Co., Inc.* ............     1,144                     19,048
Nuevo Energy Co.* ....................     1,700                     27,710
Oneok, Inc.^ .........................     5,200                    102,440
Patina Oil & Gas Corp. ...............     1,232                     32,648

EQ ADVISORS TRUST
EQ/SMALL COMPANY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2001 (Unaudited)




                                        NUMBER OF                  VALUE
                                         SHARES                  (NOTE 1)
                                       -----------            -------------
Pioneer Natural Resources Co.* .......   8,300                  $   141,515
Prima Energy Corp.* ..................     924                       22,259
Prize Energy Corp.* ..................     200                        3,860
Pure Resources, Inc.* ................   3,869                       69,642
Southwestern Energy Co. ..............   1,700                       20,825
Transmontaigne, Inc.* ................   2,100                       12,180
Unit Corp.* ..........................   2,372                       37,596
Western Gas Resources, Inc. ..........   1,900                       61,940
XTO Energy, Inc. .....................   9,975                      143,142
                                                                -----------
                                                                    865,706
                                                                -----------
OIL & GAS REFINING &
  MARKETING (0.3%)
Frontier Oil Corp.* ..................   1,844                       24,433
Pennzoil-Quaker State Co.^ ...........   7,000                       78,400
Vectren Corp. ........................   5,199                      107,619
                                                                -----------
                                                                    210,452
                                                                -----------
  TOTAL ENERGY .......................                            2,771,479
                                                                -----------
FINANCIALS (21.3%)
BANKS (7.5%)
1st Source Corp. .....................     751                       21,028
Alabama National Bancorp/Del. ........     500                       16,225
Anchor Bancorp Wisconsin, Inc. .......   1,500                       23,850
Andover Bancorp, Inc. ................     400                       20,100
Area Bancshares Corp. ................     900                       14,850
BancFirst Corp. ......................     203                        8,171
Bancorpsouth, Inc. ...................   6,475                      110,075
Bank of Granite Corp. ................     550                       12,650
Bank Atlantic Bancorp, Inc.^ .........     800                        6,952
Bay View Capital Corp. ...............   3,171                       23,719
Brookline Bancorp, Inc. ..............     700                        9,828
BSB Bancorp, Inc. ....................     400                        9,220
Capital City Bank Group, Inc. ........     150                        3,731
Capitol Federal Financial Corp. ......   3,800                       73,454
CashAmerica International, Inc. ......   1,900                       16,150
Cathay Bancorp, Inc. .................     600                       32,814
Chemical Financial Corp. .............   1,461                       43,099
Chittenden Corp. .....................   2,549                       85,774
City Bank Lynnwood WA ................     464                       12,528
Colonial Bancgroup, Inc.^ ............   9,035                      129,923
Commerce Bancorp, Inc. ...............   2,870                      201,187
Commercial Federal Corp. .............   4,369                      100,924
Community First Bankshares,
  Inc. ...............................   4,200                       96,600
CORUS Bankshares, Inc. ...............     600                       36,150
CPB, Inc. ............................     400                       11,832
Cullen/Frost Bankers, Inc. ...........   4,789                      162,108
CVB Financial Corp. ..................   1,553                       29,818
Dime Community Bancshares,
  Inc. ...............................     900                       30,528
Downey Financial Corp. ...............   1,725                       81,523
East-West Bancorp, Inc.* .............   2,300                       62,100
F & M Bancorp/Frederick MD ...........   1,000                       29,800
F&M National Corp. ...................   2,130                       85,200
Farmers Capital Bank Corp. ...........     300                       12,180
First Bancorp. .......................   1,900                       51,281
First Busey Corp., Class A ...........     500                       10,715
First Charter Corp. ..................   2,216                       41,550
First Citizens BankShares, Inc.,
  Class A ............................     400                       43,400


                                        NUMBER OF                   VALUE
                                          SHARES                   (NOTE 1)
                                       ----------              ----------------
First Commonwealth Financial
  Corp. ..............................   4,226                  $    63,390
First Federal Capital Corp. ..........   1,000                       16,200
First Financial Bancorp ..............   2,683                       45,826
First Financial Bankshares, Inc. .....     787                       24,397
First Financial Corp. ................     700                       33,698
First Financial Holdings, Inc. .......   1,400                       32,200
First Indiana Corp. ..................     900                       23,427
First Merchants Corp. ................     640                       15,315
First Midwest Bancorp, Inc. ..........   3,845                      114,004
First Niagara Financial Group,
  Inc. ...............................     400                        6,212
First Sentinel Bancorp, Inc. .........   2,182                       29,610
FirstFed Financial Corp.* ............   1,800                       53,640
Frontier Financial Corp. .............   1,100                       30,800
Fulton Financial Corp. ...............   6,897                      141,113
GBC Bancorp ..........................   1,210                       34,545
Gold Banc Corp., Inc. ................   1,400                       10,836
Greater Bay Bancorp* .................   3,900                       97,422
Hancock Holding Co. ..................     600                       25,770
Harbor Florida Bancshares, Inc. ......   1,400                       26,810
Harleysville National Corp. ..........     535                       24,744
Hudson United Bancorp ................   4,861                      123,955
Independence Community Bank
  Corp. ..............................   6,200                      122,388
Integra Bank Corp. ...................   1,156                       28,634
International Bancshares Corp. .......   1,484                       62,328
Investors Financial Services
  Corp.* .............................   2,800                      187,600
Irwin Financial Corp. ................   1,000                       25,150
MAF Bancorp, Inc. ....................   1,850                       56,795
Mid-America Bancorp ..................     424                       12,275
Mid-State Bancshares .................   1,400                       25,536
Mississippi Valley Bancshares,
  Inc. ...............................     300                       11,970
National Penn Bancshares, Inc. .......   1,515                       30,664
NBT Bancorp, Inc. ....................   2,648                       51,106
Net. Bank, Inc.* .....................   2,500                       28,250
New York Community Bancorp,
  Inc. ...............................   2,700                      101,655
OceanFirst Financial Corp. ...........   1,600                       41,504
Omega Financial Corp. ................     600                       19,314
Pacific Capital Bancorp ..............   2,000                       60,900
Pacific Northwest Bancorp ............     850                       18,020
Park National Corp. ..................     830                       85,075
Peoples Bank Bridgeport ..............   1,968                       45,874
PFF Bancorp, Inc. ....................   1,300                       32,500
Promistar Financial Corp. ............   1,030                       24,720
Provident Bankshares Corp. ...........   3,042                       75,867
Republic Bancorp, Inc. ...............   5,147                       71,543
Richmond County Financial
  Corp. ..............................   2,700                      101,304
Riggs National Corp.
  (Washington D.C.) ..................   2,400                       40,776
Roslyn Bancorp, Inc. .................   4,908                      129,080
S & T Bancorp, Inc. ..................   1,960                       49,216
Sandy Spring Bancorp, Inc. ...........   1,000                       32,200
Santander Bancorp ....................     300                        5,865
Seacoast Financial Services Corp.        2,600                       42,250
Silicon Valley Bancshares*^ ..........   3,700                       81,400

EQ ADVISORS TRUST
EQ/SMALL COMPANY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2001 (Unaudited)




                                         NUMBER OF                   VALUE
                                           SHARES                   (NOTE 1)
                                        ----------              ----------------
Sky Financial Group, Inc. .............   7,593                  $  143,735
South Financial Group, Inc.
  (The) ...............................   3,870                      73,066
Southwest Bancorporation of
  Texas, Inc.* ........................   3,100                      93,651
Staten Island Bancorp, Inc. ...........   3,700                     103,045
Sterling Bancshares, Inc., Texas ......   2,650                      50,827
Susquehanna Bancshares, Inc. ..........   2,900                      59,015
Texas Regional Bancshares, Inc.,
  Class A .............................   1,320                      53,183
Trust Co. of New Jersey ...............   1,400                      33,880
Trustco Bank Corp. (New York) .........   4,581                      61,156
Trustmark Corp. .......................   4,441                      90,241
UCBH Holdings, Inc. ...................   2,288                      69,441
United Bankshares, Inc. ...............   3,000                      80,400
United Community Financial
  Corp. ...............................   3,000                      26,100
United Dominion Realty Trust ..........   8,000                     114,800
United National Bancorp ...............     948                      21,501
USB Holding Co., Inc. .................     462                       7,046
W Holding Co., Inc. ...................   2,500                      32,500
Washington Federal, Inc. ..............   4,620                     113,282
Webster Financial Corp. ...............   4,000                     131,120
Wesbanco, Inc. ........................   1,500                      37,635
Westamerica Bancorporation ............   3,340                     131,095
Whitney Holding Corp. .................   2,000                      93,800
                                                                 ----------
                                                                  6,057,229
                                                                 ----------
DIVERSIFIED FINANCIALS (3.4%)
Advanta Corp. .........................   2,400                      38,400
Affiliated Managers Group,
  Inc.* ...............................   1,900                     116,850
Amcore Financial, Inc. ................   2,800                      67,312
American Financial Holdings,
  Inc. ................................   2,677                      63,177
AmeriCredit Corp.*^ ...................   6,800                     353,225
Astoria Financial Corp. ...............   3,776                     207,680
Blackrock, Inc.* ......................   1,596                      54,727
BOK Financial Corp.* ..................     639                      17,189
Charter Municipal Mortgage
  Acceptance Co. ......................   2,200                      35,090
Citizens Banking Corp. ................   4,339                     126,916
CompuCredit Corp.*^ ...................   1,188                      13,127
Credit Acceptance Corp.* ..............   2,700                      20,790
Doral Financial Corp. .................   2,600                      89,180
DVI, Inc.* ............................     500                       8,800
Eaton Vance Corp. .....................   5,100                     177,480
Financial Federal Corp. ...............     800                      23,160
Finova Group, Inc. ....................   4,225                      15,633
FNB Corp. .............................   1,682                      49,619
Friedman, Billings, Ramsey
  Group, Inc., Class A*^ ..............   2,100                      14,700
Gabelli Asset Management* .............     300                      12,345
Independent Bank Corp. -Mass ..........     500                       9,870
IndyMac Bancorp, Inc.* ................   5,800                     155,440
Interactive Data Corp. ................   5,400                      48,600
Investment Technology Group,
  Inc.* ...............................   2,432                     122,305
Jeffries Group, Inc. ..................   1,900                      61,560
John Nuveen Co., Class A ..............     600                      33,990
LaBranche & Co., Inc.*^ ...............   3,501                     101,529
Medallion Financial Corp. .............   1,400                      14,350


                                         NUMBER OF                  VALUE
                                          SHARES                   (NOTE 1)
                                        ----------             -----------------
Metris Cos., Inc. .....................   5,150                  $  173,607
National Processing, Inc.* ............   1,000                      28,000
NextCard, Inc.* .......................   3,089                      34,134
Northwest Bancorp, Inc. ...............     600                       6,300
Ocwen Financial Corp.* ................   3,000                      30,750
Oriental Financial Group, Inc. ........     533                      10,127
Provident Financial Group, Inc. .......   2,208                      72,687
R & G Financial Corp. .................     600                       9,630
Raymond James Financial, Inc. .........   3,200                      97,920
Southwest Securities Group,
  Inc.^ ...............................   1,166                      24,136
Student Loan Corp. ....................     500                      34,875
Triad Guaranty, Inc.* .................   1,400                      56,000
Tucker Anthony Sutro Corp. ............   1,300                      28,600
UMB Financial Corp. ...................   1,180                      50,740
Westcorp ..............................     960                      20,352
WFS Financial, Inc.* ..................     500                      15,375
Wit Soundview Group, Inc.* ............   7,466                      13,663
                                                                 ----------
                                                                  2,759,940
                                                                 ----------
INSURANCE (2.9%)
Alfa Corp. ............................   2,900                      71,630
Alleghany Corp.* ......................     406                      82,418
American National Insurance ...........     752                      56,212
Argonaut Group, Inc. ..................   1,500                      30,150
Baldwin & Lyons, Inc. .................     600                      12,600
Brown & Brown, Inc.^ ..................   1,800                      75,582
CNA Surety Corp. ......................     900                      12,600
Commerce Group, Inc. ..................   2,000                      73,580
Delphi Financial Group, Inc.,
  Class A* ............................   1,342                      51,667
FBL Financial Group, Inc.,
  Class A .............................   1,074                      19,332
Fidelity National Financial, Inc. .....   4,990                     122,604
First American Corp. ..................   4,650                      88,071
Fremont General Corp. .................   4,016                      26,104
Gallagher (Arthur J.) & Co.*^ .........   6,500                     169,000
Great American Financial
  Resources, Inc. .....................     700                      12,628
Harleysville Group, Inc.* .............   1,500                      44,625
HCC Insurance Holdings, Inc.^ .........   4,200                     102,900
Hilb, Rogal & Hamilton Co. ............   1,200                      52,500
Horace Mann Educators Corp.^ ..........   3,800                      81,890
Kansas City Life Insurance Co. ........     600                      24,000
Landamerica Financial Group,
  Inc. ................................   1,000                      31,850
Lennox International, Inc. ............   2,901                      31,766
Leucadia National Corp. ...............   3,400                     110,330
Liberty Corp. .........................   1,192                      47,680
Liberty Financial Cos. ................   1,000                      32,450
Markel Corp.*^ ........................     600                     117,900
Mercury General Corp. .................   2,484                      86,865
Midland Co. ...........................     500                      22,250
National Western Life Insurance
  Co., Class A* .......................     100                      10,899
Ohio Casualty Corp. ...................   5,600                      72,520
Philadelphia Consolidated
  Holdings Corp.* .....................     800                      27,824
Pico Holdings, Inc.* ..................     800                      11,696
PMA Capital Corp. .....................   1,000                      18,050
Presidential Life Corp. ...............   2,400                      53,760
ProAssurance Corp .....................   1,764                      30,429

EQ ADVISORS TRUST
EQ/SMALL COMPANY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2001 (Unaudited)




                                          NUMBER OF               VALUE
                                            SHARES               (NOTE 1)
                                         ----------           -------------
RLI Corp. ............................       525                $    23,583
Scpie Holdings, Inc. .................     1,000                     20,200
Selective Insurance Group, Inc. ......     2,400                     64,032
Stancorp Financial Group, Inc. .......     2,704                    128,143
State Auto Financial Corp. ...........       500                      8,195
Stewart Information Services
  Corp.* .............................       800                     15,592
UICI* ................................     2,600                     33,150
W.R. Berkley Corp. ...................     1,900                     78,698
Zenith National Insurance
  Corp. ..............................       500                     13,500
                                                                -----------
                                                                  2,301,455
                                                                -----------
INVESTMENT COMPANIES (0.4%)
Allied Capital Corp. .................     8,200                    189,830
American Capital Strategies
  Ltd. ...............................     2,356                     66,109
Ampal American Israel* ...............     1,100                      6,655
Frontline Capital Group* .............     1,900                      2,850
                                                                -----------
                                                                    265,444
                                                                -----------
REAL ESTATE (7.1%)
Alexander's, Inc.* ...................       200                     12,020
Alexandria Real Estate Equities,
  Inc. ...............................     1,400                     55,720
AMLI Residential Properties
  Trust ..............................       900                     22,140
Arden Realty, Inc. ...................     5,381                    143,673
Bedford Property Investors, Inc. .....     1,100                     23,045
Boykin Lodging Co., Inc. .............       800                     10,320
Brandywine Realty Trust ..............     3,100                     69,595
BRE Properties, Inc., Class A ........     4,200                    127,260
Burnham Pacific Properties, Inc. .....     1,500                      7,350
Cabot Industrial Trust ...............     3,000                     63,000
Camden Property Trust^ ...............     3,000                    110,100
Capital Automotive ...................     2,700                     48,600
Capstead Mortgage Corp. ..............     1,321                     23,514
Catellus Development Corp.*^ .........     9,202                    160,575
CB Richard Ellis Services, Inc.* .....     1,500                     23,550
CBL & Associates Properties,
  Inc. ...............................     2,500                     76,725
CenterPoint Properties Corp. .........     2,000                    100,400
Chateau Communities, Inc. ............     1,600                     50,240
Chelsea Property Group, Inc. .........     1,700                     79,730
Choice Hotels International,
  Inc.* ..............................     3,800                     57,000
Colonial Properties Trust ............     1,700                     52,360
Commercial Net Lease Realty ..........     1,900                     27,075
Cornerstone Realty Income
  Trust, Inc. ........................     2,600                     30,160
Cousins Properties, Inc. .............     3,750                    100,687
D.R. Horton, Inc.^ ...................     5,243                    119,016
Developers Diversified Realty
  Corp. ..............................     5,500                    101,090
EastGroup Properties .................     1,600                     36,160
Entertainment Properties Trust .......     2,500                     45,625
Equity Inns, Inc. ....................     4,500                     44,100
Essex Property Trust, Inc. ...........     1,500                     74,325
Federal Realty Investment Trust ......     3,600                     74,664
FelCor Lodging Trust, Inc.^ ..........     4,513                    105,604
First Industrial Realty Trust,
  Inc. ...............................     3,600                    115,704


                                         NUMBER OF                   VALUE
                                           SHARES                  (NOTE 1)
                                         -----------            -------------
Forest City Enterprises, Inc.,
  Class A ............................     1,200                $    66,000
Franchise Finance Corp. of
  America ............................     4,841                    121,557
Gables Residential Trust .............     1,900                     56,905
Glenborough Realty Trust, Inc. .......     2,400                     46,320
Glimcher Realty Trust ................     1,500                     26,850
Great Lakes Reit, Inc. ...............     1,000                     18,210
Health Care Property Investors,
  Inc.^ ..............................     4,858                    167,115
Health Care Reit, Inc. ...............     3,300                     78,375
Healthcare Realty Trust, Inc. ........     3,596                     94,575
Highwoods Properties, Inc. ...........     4,741                    126,348
Home Properties of New York,
  Inc. ...............................     2,000                     60,200
Hospitality Properties Trust .........     4,700                    133,950
HRPT Properties Trust ................   10,100                      98,273
Innkeepers USA Trust .................    4,100                      49,118
Insignia Financial Group, Inc.,
  Class A* ...........................    1,033                      12,706
IRT Property Co. .....................    3,500                      38,115
JDN Realty Corp. .....................    3,850                      52,360
Jones Lang Lasalle, Inc.* ............    2,300                      30,360
JP Realty, Inc. ......................      700                      17,150
Kilroy Realty Corp. ..................    2,500                      72,750
Koger Equity, Inc. ...................    1,800                      29,700
La Quinta Properties, Inc. ...........   10,950                      56,721
LaSalle Hotel Properties Reit ........      500                       8,910
Lexington Corp. Properties Trust
  Reit ...............................      900                      13,923
LNR Property Corp. ...................    2,100                      73,500
Manufactured Home
  Communities, Inc. ..................    1,600                      44,960
Mid America Apartment
  Communities, Inc. ..................    1,100                      28,149
Mills Corp. ..........................    1,700                      41,820
Mobile Mini, Inc.* ...................    1,168                      38,521
National Health Investors, Inc. ......    2,600                      26,780
Nationwide Health Properties,
  Inc. ...............................    4,800                      96,960
New Plan Excel Realty Trust ..........    7,100                     108,630
NVR, Inc.* ...........................      700                     103,600
Pacific Gulf Properties, Inc. ........    1,900                       9,291
Pan Pacific Retail Properties,
  Inc. ...............................    1,330                      34,580
Parkway Properties, Inc. .............      600                      21,150
Penn Real Estate Investment
  Trust ..............................    1,200                      29,640
Penn Virginia Corp. ..................      800                      26,320
Prentiss Properties Trust ............    2,800                      73,640
Prime Group Realty Trust .............      500                       6,750
PS Business Parks, Inc., Class A .....    1,600                      44,800
Realty Income Corp. ..................    1,900                      56,164
Reckson Associates Realty^ ...........    5,100                     117,300
Regency Centers Corp. ................    2,300                      58,420
RFS Hotel Investors, Inc. ............    1,600                      25,264
Ryland Group, Inc. ...................    1,300                      65,780
Saul Centers, Inc. ...................      500                       9,445
Security Capital Group, Inc.,
  Class B*^ ..........................    4,800                     102,720
Senior Housing Properties Trust ......      400                       5,200

EQ ADVISORS TRUST
EQ/SMALL COMPANY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2001 (Unaudited)




                                         NUMBER OF                  VALUE
                                           SHARES                  (NOTE 1)
                                         ----------             ------------
Shurgard Storage Centers,
  Class A ............................     2,200                $    68,750
SL Green Realty Corp. ................     2,000                     60,620
Smith (Charles E.) Residential
  Realty .............................     1,800                     90,270
Sovran Self Storage, Inc. ............     1,200                     32,844
Storage USA, Inc. ....................     2,000                     72,000
Summit Properties, Inc.^ .............     2,100                     56,343
Sun Communities, Inc. ................     1,300                     45,955
Taubman Center, Inc. .................     3,200                     44,800
The Macerich Co. .....................     2,500                     62,000
Town & Country Trust .................     1,700                     34,680
Trammell Crow Co.* ...................     1,600                     17,680
Ventas, Inc. .........................     6,100                     66,795
Washington Real Estate
  Investment Trust ...................     2,800                     66,192
Weingarten Realty Investors ..........     2,500                    109,625
                                                                -----------
                                                                  5,745,556
                                                                -----------
  TOTAL FINANCIALS ...................                           17,129,624
                                                                -----------
HEALTH CARE (14.0%)
BIOTECHNOLOGY (2.4%)
Acacia Research Corp.*^ ..............     1,332                     22,497
Aclara BioSciences, Inc.* ............     1,500                     14,850
Advanced Tissue Sciences, Inc.* ......     5,430                     27,150
Antigenics, Inc., Del^ ...............       100                      1,975
Aurora Biosciences Corp.* ............     1,700                     52,700
Avant Immunotherapeutics,
  Inc.* ..............................     4,498                     25,414
Avigen, Inc.*^ .......................     1,700                     36,550
Aviron* ..............................     2,000                    114,000
Bio-Rad Laboratories, Inc.,
  Class A* ...........................       600                     29,880
Bio-Technology General Corp.* ........     4,700                     61,570
Biopure Corp.*^ ......................     1,420                     37,445
Cell Therapeutics, Inc.* .............     2,661                     73,550
Collateral Therapeutics, Inc.* .......       452                      2,712
Cryolife, Inc.* ......................     1,360                     55,638
CuraGen Corp.* .......................     2,600                     94,640
CV Therapeutics, Inc.* ...............     1,456                     82,992
Cytogen Corp. ........................     5,700                     30,780
Diversa Corp.* .......................       700                     14,238
Emisphere Technologies, Inc.* ........     1,568                     48,686
EntreMed, Inc.*^ .....................     1,300                     20,800
Enzo Biochem, Inc.*^ .................     1,785                     61,226
Enzon, Inc.* .........................     3,400                    212,500
Exelixis, Inc.* ......................       600                     11,382
Genome Therapeutics Corp.* ...........     2,200                     32,648
Genomic Solutions, Inc. ..............       300                      1,455
Genzyme Transgenics Corp.* ...........     1,300                     12,922
Hyseq, Inc.* .........................       800                      9,200
Ilex Oncology, Inc.* .................     2,461                     73,584
Immune Response Corp.* ...............     3,600                     17,100
K-V Pharmaceutical Co.,
  Class B* ...........................     1,500                     50,250
Lexicon Genetics, Inc.* ..............       780                      9,750
Lynx Therapeutics, Inc.* .............     1,400                      9,576
Martek Biosciences Corp.* ............     1,368                     38,988
Maxygen, Inc.* .......................     1,000                     19,400
Myriad Genetics, Inc.* ...............     1,600                    101,312
Nanogen, Inc.* .......................     1,000                      6,790
Neurocrine Biosciences, Inc.* ........     1,884                     75,341


                                          NUMBER OF                 VALUE
                                           SHARES                  (NOTE 1)
                                         ----------             -------------
Nexell Therapeutics, Inc.* ...........     1,000                $     2,090
Orchid BioSciences, Inc.* ............       600                      4,590
Organogenesis, Inc.* .................     3,000                     22,200
Paradigm Genetics, Inc.* .............       700                      6,300
Peregrine Pharmaceuticals, Inc.* .....     6,300                     16,569
Pharmacopeia, Inc.* ..................     1,600                     38,400
Regeneron Pharmaceuticals,
  Inc.* ..............................     2,200                     76,230
Sciclone Pharmaceuticals, Inc.* ......     2,853                     16,633
Sequenom, Inc.* ......................       800                     11,200
Source Information Management
  Co.* ...............................     1,700                      9,401
SuperGen, Inc.* ......................     1,900                     27,987
Targeted Genetics Corp.* .............     2,401                     15,607
Texas Biotech Corp.* .................     3,169                     26,556
Valentis, Inc.* ......................     2,553                     15,956
Vaxgen, Inc.*^ .......................       900                     17,100
                                                                -----------
                                                                  1,898,310
                                                                -----------
HEALTH CARE EQUIPMENT &
  SERVICES (9.0%)
Abiomed, Inc.* .......................     1,304                     30,748
Accredo Health, Inc.*^ ...............     1,575                     58,574
Albany Molecular Research,
  Inc.* ..............................     1,600                     60,816
AmeriPath, Inc.* .....................     2,400                     70,320
Amerisource Health Corp.,
  Class A*^ ..........................     4,300                    237,790
Apria Healthcare Group, Inc.* ........     3,600                    103,860
Arrow International, Inc. ............     1,200                     46,080
Arthrocare Corp.*^ ...................     1,400                     36,610
Aspect Medical Systems, Inc.* ........       600                      9,300
ATS Medical, Inc.* ...................     2,049                     25,817
Bergen Brunswig Corp.,
  Class A* ...........................    11,135                    214,015
Beverly Enterprises, Inc.* ...........     8,200                     87,740
Biosite Diagnostics, Inc.*^ ..........     1,156                     51,789
Cardiodynamics International
  Corp.* .............................     2,729                     14,655
Caremark Rx, Inc.*^ ..................    19,100                    314,195
Cell Genesys, Inc.* ..................     3,000                     61,500
Cerus Corp.* .........................       928                     67,345
Chemed Corp. .........................     1,100                     39,754
ChromaVision Medical Systems,
  Inc.* ..............................       704                      3,534
Closure Medical Corp.*^ ..............       800                     18,376
Coinstar, Inc.* ......................     1,900                     42,275
Conmed Corp.*^ .......................     1,600                     41,680
Cooper Cos., Inc. ....................     1,400                     71,960
Corvel Corp. .........................       300                     11,175
Covance, Inc.* .......................     4,600                    104,190
Coventry Health Care, Inc.* ..........     5,900                    119,180
Cyberonics* ..........................     1,500                     25,350
Datascope Corp. ......................     1,200                     55,308
DaVita, Inc.* ........................     6,300                    128,079
Dendrite International, Inc.* ........     2,500                     18,750
Diagnostic Products Corp. ............     2,200                     73,040
Diametrics Medical, Inc.* ............     1,400                      3,920
Digene Corp.* ........................       900                     36,720
Eclipsys Corp.* ......................     3,500                     98,350
Edwards Lifesciences Corp* ...........     4,693                    123,707
Endocare, Inc.* ......................     1,156                     18,484

EQ ADVISORS TRUST
EQ/SMALL COMPANY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2001 (Unaudited)




                                         NUMBER OF                 VALUE
                                           SHARES                 (NOTE 1)
                                        --------------------   -------------
Gene Logic, Inc.* ...................     2,100                $    45,780
Gentiva Health Services* ............     1,200                     21,600
Gliatech, Inc.*^ ....................     1,600                      6,800
Haemonetics Corp.* ..................     2,000                     61,000
Health Net, Inc.*^ ..................     9,238                    160,741
Henry Schein, Inc.* .................     2,100                     80,325
Herbalife International, Inc.,
  Class A ...........................       800                      7,992
Hooper Holmes, Inc. .................     5,400                     55,350
Humana, Inc.* .......................    14,327                    141,121
I-Stat Corp.* .......................     1,092                     16,096
Idexx Laboratories, Inc.*^ ..........     3,100                     96,875
IDX Systems Corp.*^ .................     1,300                     19,500
Imatron, Inc.* ......................     5,678                     11,356
Immunomedics, Inc.* .................     2,500                     53,500
Impath, Inc.*^ ......................     1,500                     66,450
Inamed Corp.* .......................     1,292                     36,577
Inhale Therapeutic Systems,
  Inc.* .............................     3,200                     73,600
Invacare Corp. ......................     1,900                     73,397
Invitrogen Corp.* ...................     2,975                    213,605
J.D. Edwards & Co.* .................     4,900                     69,286
Laboratory Corp. of America
  Holdings* .........................     2,820                    216,858
LifePoint Hospitals, Inc.* ..........     3,100                    137,268
Lincare Holdings, Inc.* .............     7,344                    220,393
LTC Healthcare, Inc.* ...............        90                         68
Luminex Corp.* ......................       700                     13,993
Manor Care, Inc.* ...................     6,522                    207,073
MedQuist, Inc.* .....................     1,088                     32,292
Mentor Corp. ........................     2,000                     57,000
Mid Atlantic Medical Services,
  Inc.* .............................     3,900                     69,927
Nabi* ...............................     3,957                     31,419
NBTY, Inc.* .........................     5,000                     62,200
NEO RX Corp.* .......................     1,744                      5,249
Neose Technologies, Inc.*^ ..........     1,168                     52,560
Neurogen Corp.* .....................     1,100                     25,245
Novoste Corp.* ......................     1,200                     30,600
Oakley, Inc.* .......................     1,800                     33,300
Ocular Sciences, Inc.* ..............     1,800                     45,720
Omnicare, Inc.^ .....................     8,186                    165,357
Oratec Interventions, Inc.* .........       600                      5,562
Orthodontic Centers of America,
  Inc.*^ ............................     3,300                    100,287
Owens & Minor, Inc.^ ................     3,100                     58,900
Packard Biosciences* ................       800                      6,640
Parexel International Corp.* ........     1,700                     33,150
Pharmaceutical Product
  Development, Inc.*^ ...............     3,200                     97,632
PolyMedica Corp.*^ ..................       665                     26,933
Priority Healthcare Corp.,
  Class B* ..........................     1,774                     50,169
Province Healthcare Co.*^ ...........     2,600                     91,754
PSS World Medical, Inc.* ............     6,700                     43,081
RehabCare Group, Inc.* ..............     1,100                     53,020
Renal Care Group, Inc.* .............     4,350                    143,072
Res-Care, Inc.* .....................     2,100                     17,346
Resmed, Inc.*^ ......................     2,500                    126,375
Respironics, Inc.* ..................     2,900                     86,304
Sangstat Medical Corp.* .............     1,400                     22,932
Sciquest.com, Inc.* .................     1,900                      1,976


                                        NUMBER OF                   VALUE
                                         SHARES                    (NOTE 1)
                                        ---------              -------------
SonoSite, Inc.*^ ....................    1,080                 $    20,952
Staar Surgical Co.* .................    1,400                       6,762
Steris Corp.* .......................    5,400                     108,270
Stewart Enterprises, Inc. ...........    9,800                      71,540
Sunrise Assisted Living, Inc.*^ .....    1,900                      49,875
Sunrise Technology
  International*^ ...................    4,200                       5,166
Theragenics Corp.* ..................    2,000                      22,340
Thoratec Corp.* .....................    2,955                      45,950
Transkaryotic Therapies, Inc.* ......    1,900                      55,955
Triad Hospitals, Inc.* ..............    5,628                     165,857
Tularik, Inc.* ......................    1,200                      30,996
Twinlab Corp.* ......................    1,400                       3,612
United Therapeutics Corp.* ..........    1,580                      21,093
US Onconlogy, Inc.* .................    6,958                      61,857
Varian Medical Systems, Inc.* .......    2,700                     193,050
Vasomedical, Inc.* ..................    5,000                      21,600
Ventana Medical Systems, Inc.* ......    1,000                      31,500
Vical, Inc.* ........................    1,500                      20,970
Visx, Inc.* .........................    4,100                      79,335
Vital Signs, Inc. ...................      700                      23,135
Zoll Medical Corp.* .................    1,000                      27,450
                                                               -----------
                                                                 7,274,857
                                                               -----------
PHARMACEUTICALS (2.6%)
AdvancePCS* .........................    2,600                     166,530
Alexion Pharmaceuticals, Inc. .......    1,180                      28,320
Alliance Pharmaceutical Corp.* ......    4,474                      10,067
Allscripts Healthcare Solutions,
  Inc.* .............................    2,800                      25,200
Alpharma, Inc.^ .....................    2,300                      62,675
Amylin Pharmaceuticals, Inc.* .......    4,998                      56,227
Aphton Corp.*^ ......................      992                      21,725
Aradigm Corp.* ......................    2,200                      15,400
Ariad Pharmaceuticals, Inc.* ........    2,200                      11,154
Barr Laboratories, Inc.*^ ...........    1,600                     112,656
Biocryst Pharmaceuticals, Inc. ......    1,504                       9,701
BioMarin Pharmaceuticals, Inc.* .....    1,068                      14,108
Bone Care International, Inc. .......      500                      13,250
Carter-Wallace, Inc. ................    2,000                      38,700
Cell Pathways, Inc.*^ ...............    2,200                      13,926
Columbia Laboratories, Inc.* ........    2,600                      21,034
Connetics Corp.* ....................    3,077                      23,324
Corixa Corp.*^ ......................    3,804                      64,934
Cubist Pharmaceuticals, Inc.* .......    2,149                      81,662
Cygnus, Inc.* .......................    2,300                      23,575
Dusa Pharmaceuticals, Inc.* .........    1,300                      18,564
Genta, Inc.* ........................    2,000                      26,780
Geron Corp.*^ .......................    1,600                      22,400
Guilford Pharmaceuticals, Inc.* .....    2,400                      81,600
Immunogen, Inc.* ....................    3,029                      60,580
InterMune, Inc.* ....................      500                      17,810
Intrabiotics Pharmaceuticals,
  Inc.* .............................      400                         580
Isis Pharmaceuticals, Inc.*^ ........    3,700                      45,843
KOS Pharmaceuticals, Inc.* ..........      800                      29,760
Ligand Pharmaceuticals, Inc.,
  Class B* ..........................    4,800                      54,240
Matrix Pharmaceuticals, Inc.* .......    2,425                      25,293
Maxium Pharmaceuticals, Inc.* .......    1,920                      12,115
Medicis Pharmaceutical Corp.,
  Class A* ..........................    2,400                     127,200

EQ ADVISORS TRUST
EQ/SMALL COMPANY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2001 (Unaudited)




                                       NUMBER OF                  VALUE
                                         SHARES                  (NOTE 1)
                                     -----------            -----------------
MGI Pharma, Inc.* ....................   1,800                  $    22,500
Miravant Medical Technologies* .......   1,232                       14,045
Noven Pharmaceuticals, Inc.* .........   1,600                       62,720
NPS Pharmaceuticals, Inc.* ...........   1,884                       75,737
OSI Pharmaceuticals, Inc.* ...........   2,449                      128,793
Perrigo Co.* .........................   5,800                       96,802
Pharmacyclics, Inc.* .................   1,500                       50,850
Praecis Pharmaceuticals, Inc.* .......     700                       11,508
Ribozyme Pharmaceuticals, Inc.*            800                        8,000
SICOR, Inc.* .........................   4,200                       97,020
Syncor International Corp. --
  Del.* ..............................   1,800                       55,800
Titan Pharmaceuticals, Inc.*^ ........   1,996                       59,900
Triangle Pharmaceuticals, Inc.* ......   3,300                       15,444
Trimeris, Inc.* ......................   1,432                       71,700
Vivus, Inc.* .........................   3,300                       10,230
West Pharmaceutical Services .........     757                       20,439
                                                                -----------
                                                                  2,138,421
                                                                -----------
  TOTAL HEALTH CARE ..................                           11,311,588
                                                                -----------
INDUSTRIALS (15.2%)
AEROSPACE & DEFENSE (0.5%)
AAR Corp. ............................   1,950                       33,345
Aeroflex, Inc.* ......................   4,650                       48,825
Armor Holdings, Inc.* ................   1,104                       16,560
Curtiss-Wright Corp. .................     400                       21,480
Cymer, Inc.* .........................   2,400                       60,696
Gencorp, Inc. ........................   2,500                       32,000
Hexcel Corp.* ........................   1,200                       15,300
Kaman Corp., Class A .................   1,900                       33,630
Moog, Inc., Class A* .................     488                       19,008
Orbital Sciences Corp.* ..............   2,700                       10,476
Remec, Inc.* .........................   3,000                       37,200
Teledyne Technologies, Inc.* .........   2,368                       35,993
                                                                -----------
                                                                    364,513
                                                                -----------
AIR FREIGHT & COURIERS (0.1%)
Airborne, Inc. .......................   3,800                       44,042
Forward Air Corp.* ...................   1,300                       38,935
                                                                -----------
                                                                     82,977
                                                                -----------
AIRLINES (0.6%)
Airtran Holdings, Inc.* ..............   5,800                       60,900
Alaska Air Group, Inc.* ..............   1,900                       54,910
America West Holdings Corp.,
  Class B* ...........................   2,300                       22,931
Atlantic Coast Airlines Holdings,
  Inc.* ..............................   2,800                       83,972
Atlas Air Worldwide Holdings,
  Inc.* ..............................   1,200                       16,992
Frontier Airlines, Inc.* .............   2,400                       29,400
Mesa Air Group, Inc.* ................   2,900                       35,815
Mesaba Holdings, Inc.* ...............   1,700                       15,674
Skywest, Inc. ........................   4,100                      114,800
                                                                -----------
                                                                    435,394
                                                                -----------
BUILDING PRODUCTS (0.8%)
Advanced Lighting Technologies,
  Inc.* ..............................   1,232                        5,421
CoorsTek, Inc.* ......................     500                       18,750
Corrections Corp. of America* ........   1,819                       29,013
Dal-Tile International, Inc.* ........   4,200                       77,910
Elcor Corp.^ .........................   1,900                       38,475


                                       NUMBER OF                   VALUE
                                         SHARES                   (NOTE 1)
                                    -------------              -------------
Griffon Corp.* .......................   2,000                  $    22,000
Harsco Corp. .........................   3,000                       81,390
Hughes Supply, Inc.^ .................   1,800                       42,570
Modine Manufacturing Co. .............   2,200                       60,676
NCI Building Systems, Inc.* ..........   1,300                       23,725
Nortek, Inc.* ........................     600                       18,732
Owens Corning^ .......................   5,313                       10,679
Simpson Manufacturing Co.,
  Inc.* ..............................     600                       36,300
SurModics, Inc.* .....................   1,200                       70,560
Trex Co., Inc.* ......................     600                       11,550
York International Corp. .............   3,544                      124,111
                                                                -----------
                                                                    671,862
                                                                -----------
COMMERCIAL SERVICES &
  SUPPLIES (5.3%)
ABM Industries, Inc. .................   1,300                       48,425
Administaff, Inc.* ...................   1,400                       36,400
ADVO, Inc.* ..........................   1,600                       54,640
Alexander & Baldwin, Inc. ............   3,900                      100,425
American States Water Co. ............     600                       20,400
AnswerThink, Inc.* ...................   3,000                       29,970
Avenue A, Inc.* ......................     600                          792
Bacou USA, Inc.* .....................     300                        8,454
Banta Corp. ..........................   1,800                       52,740
Bright Horizons Family
  Solutions, Inc.* ...................   1,200                       37,680
Brightpoint, Inc.* ...................   5,000                       14,500
CACI International, Inc.,
  Class A* ...........................   1,100                       51,700
Cadiz, Inc.* .........................   2,400                       24,000
Calgon Carbon Corp. ..................   2,300                       18,055
California Water Service Group .......     900                       23,085
Cambridge Technology Partner,
  Inc.* ..............................   5,800                       20,532
Career Education Corp.* ..............   1,700                      101,830
Casella Waste Systems, Inc.* .........   1,200                       15,000
CCC Information Services
  Group* .............................   1,900                       11,286
CDI Corp.* ...........................     900                       15,291
Century Business Services, Inc.* .....   5,000                       27,000
Cerner Corp.* ........................   2,100                       88,200
Clarcor, Inc. ........................   1,850                       49,672
Computer Horizons Corp.* .............   2,200                        6,842
Concurrent Computer Corp.* ...........   4,300                       30,100
Corinthian Colleges, Inc.* ...........     800                       37,656
Corporate Executive Board Co.*           1,800                       75,600
CoStar Group, Inc.* ..................   1,300                       34,190
Covanta Energy Corp.* ................   3,800                       70,148
Crawford & Co., Class B ..............   2,500                       45,000
Datastream Systems, Inc.* ............   1,700                       12,818
DiamondCluster International,
  Inc., Class A ......................   1,600                       20,368
Digitas, Inc. ........................     500                        2,200
Documentum, Inc.* ....................   2,600                       33,592
Dollar Thrifty Automotive
  Group, Inc.* .......................   1,900                       45,600
Donaldson Co., Inc. ..................   3,100                       96,565
Edison Schools, Inc.*^ ...............   1,200                       27,408
Education Management Corp.* ..........   1,600                       64,080
eLoyalty Corp.* ......................   3,450                        3,450
Encompass Services Corp.* ............   4,786                       42,835

EQ ADVISORS TRUST
EQ/SMALL COMPANY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2001 (Unaudited)




                                        NUMBER OF                   VALUE
                                         SHARES                    (NOTE 1)
                                        ---------              -----------------
F.Y.I., Inc.* .......................     1,300                $    53,300
Fair Issac & Co., Inc. ..............     1,350                     83,457
First Consulting Group, Inc.* .......     1,600                     11,520
Fisher Scientific International,
  Inc.* .............................     4,800                    139,200
Forrester Research, Inc.* ...........     1,000                     22,590
Gartner, Inc., Class A* .............     5,941                     65,351
GlobalSCAPE, Inc.* ..................       273                          0
Globix Corp.* .......................     1,300                      2,613
Grey Global Group, Inc. .............        40                     26,600
Hall Kinion & Associates, Inc. ......       900                      7,254
Heidrick & Struggles, Inc.* .........     1,800                     36,594
Hotel Reservations Network,
  Inc.* .............................       600                     27,918
Hypercom Corp.* .....................       700                      3,360
Insurance Auto Auctions, Inc.* ......       968                     16,456
ITT Educational Services, Inc.* .....     1,400                     63,000
Jupiter Media Metrix, Inc.* .........     1,948                      2,513
Kelly Services, Inc., Class A .......     1,200                     29,100
Key3Media Group, Inc.* ..............     1,750                     20,318
kforce.com, Inc.* ...................     3,740                     24,310
Korn/Ferry International* ...........     3,192                     49,476
Labor Ready, Inc.* ..................     2,250                     11,790
Learning Tree International,
  Inc.* .............................       900                     20,664
Manhattan Associates, Inc.* .........       300                     11,925
Marketwatch.com, Inc.* ..............       100                        247
Maximus, Inc.* ......................       800                     32,072
Memberworks, Inc.* ..................     1,000                     23,140
Mine Saftey Appliances Co. ..........       600                     20,550
Modem Media, Inc.* ..................     1,600                      6,128
Modis Professional Services,
  Inc.* .............................     6,617                     45,657
MTI Technology Corp.* ...............     3,400                      6,936
Multex.com, Inc.* ...................     1,700                     27,625
National Data Corp.^ ................     2,608                     84,499
Navigant Consulting Co.* ............     3,850                     31,570
NCO Group, Inc.* ....................     1,700                     52,581
Neoforma.com, Inc.* .................     1,300                      1,105
Niku Corp.* .........................     2,000                      2,000
On Assignment, Inc.* ................     2,200                     39,600
Pegasus Solutions, Inc.* ............     1,950                     22,523
Per-Se Technologies, Inc.* ..........     2,866                     23,358
Perot Systems Corp.* ................     4,469                     80,889
Philadelphia Suburban Corp. .........     3,500                     89,250
Pittston Brink's Group ..............     4,172                     92,994
Prepaid Legal Services, Inc.*^ ......     1,400                     30,800
Probusiness Services, Inc.* .........     1,450                     38,498
Professional Detailing, Inc.* .......       400                     36,800
Profit Recovery Group
  International, Inc.* ..............     3,700                     42,402
Progress Software Corp.* ............     3,200                     51,840
Prosofttraining.com* ................     1,400                      1,750
QRS Corp.* ..........................     1,500                     24,900
Razorfish, Inc.* ....................       924                        499
Remedy Corp.* .......................     2,000                     69,600
Rent-Way, Inc.* .....................     1,776                     19,358
Rollins, Inc. .......................     1,800                     35,838
School Specialty, Inc.* .............     1,800                     46,530
Seitel, Inc.* .......................     2,100                     27,510
Service Corp. International*^ .......   24,775                     157,569
Sitel Corp.* ........................    4,600                       7,360


                                        NUMBER OF                   VALUE
                                         SHARES                   (NOTE 1)
                                        ---------              -----------------
Spherion Corp.*^ ....................    4,280                 $    38,306
SportsLine.com, Inc.* ...............    1,700                       3,910
SPSS, Inc.* .........................      900                      14,229
Standard Register Co. ...............    1,100                      20,350
Startek, Inc.* ......................      500                      11,300
Stericycle, Inc.* ...................    1,300                      61,035
Strayer Education, Inc. .............      800                      39,000
Structural Dynamics Research* .......    3,400                      83,300
SYKES Enterprises, Inc.* ............    2,900                      31,900
Sylvan Learning Systems, Inc.* ......    2,700                      65,610
Syntel, Inc.* .......................      700                       5,390
Tanning Technology Corp.* ...........    1,100                       5,335
Technology Solutions Co.* ...........    4,450                       7,921
Tejon Ranch Co.*^ ...................      700                      19,075
Tetra Tech, Inc.* ...................    3,312                      90,086
URS Corp.* ..........................      900                      24,300
Ventiv Health, Inc.* ................    1,000                      20,640
Veritas DGC, Inc.* ..................    2,500                      69,375
Visual Networks, Inc.* ..............    2,900                      25,375
Volt Infomation Sciences, Inc.* .....      500                       8,750
Wackenhut Corp., Class A* ...........      600                      10,350
Wallace Computer Services, Inc. .....    3,500                      57,890
Waste Connections, Inc.* ............    2,000                      72,000
                                                               -----------
                                                                 4,287,243
                                                               -----------
CONSTRUCTION &
  ENGINEERING (1.3%)
Blount International, Inc.* .........    1,162                       2,905
Coachman Industries, Inc. ...........    1,500                      19,875
Crossmann Communities, Inc.* ........      400                      15,876
Fleetwood Enterprises, Inc. .........    2,600                      36,608
Granite Construction, Inc. ..........    2,100                      53,382
Insituform Technologies* ............    2,000                      73,000
Integrated Electrical Services,
  Inc.* .............................    2,200                      21,450
Jacobs Engineering Group,
  Inc.*^ ............................    2,100                     136,983
Kaydon Corp. ........................    2,800                      71,820
MDC Holdings, Inc. ..................    1,860                      65,844
Newport News Shipbuilding,
  Inc. ..............................    2,800                     171,500
Palm Harbor Homes, Inc.* ............    1,500                      32,625
Pulte Homes, Inc. ...................    2,500                     106,575
Skyline Corp. .......................      500                      13,600
Smith (A.O.) Corp. ..................    1,550                      27,745
Standard-Pacific Corp. ..............    2,300                      53,245
Thomas Industries, Inc. .............    1,200                      35,400
Thor Industries, Inc. ...............      600                      19,782
Walter Industries, Inc. .............    3,100                      36,890
Watts Industries, Inc., Class A .....    1,100                      18,645
Webb (DEL E.) Corp.* ................    1,600                      61,904
                                                               -----------
                                                                 1,075,654
                                                               -----------
ELECTRICAL EQUIPMENT (2.5%)
Advanced Energy Industries,
  Inc.* .............................    1,000                      41,270
Allete^ .............................    6,674                     150,165
Ametek, Inc. ........................    2,600                      79,430
Arctic Cat, Inc. ....................      900                      13,050
Barnes Group, Inc. ..................    1,200                      29,640
Belden, Inc. ........................    1,800                      48,150
Benchmark Electronics, Inc.* ........    1,500                      36,540

EQ ADVISORS TRUST
EQ/SMALL COMPANY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2001 (Unaudited)

                                       NUMBER OF                    VALUE
                                        SHARES                     (NOTE 1)
                                      ----------                --------------
Comfort Systems USA, Inc.* ...........   1,600                  $     5,792
Electro Rent Corp.* ..................     900                       14,679
Electroglas, Inc.* ...................   2,100                       37,170
EMCOR Group, Inc.*^ ..................   1,200                       43,380
Energy Conversion Devices,
  Inc.* ..............................   1,444                       40,432
Esterline Technologies Corp.* ........   1,800                       39,150
Exar Corp.* ..........................   3,200                       63,232
Flowserve Corp.* .....................   3,500                      107,625
Franklin Electric Co., Inc. ..........     400                       30,360
General Cable Corp. ..................   2,950                       54,723
General Semiconductor, Inc.* .........   2,900                       30,334
Genlyte Group, Inc.* .................   1,000                       30,910
Harman International Industries,
  Inc.^ ..............................   2,700                      102,843
Igen International, Inc.* ............   1,100                       28,600
Methode Electronics, Inc.,
  Class A ............................   3,700                       31,820
Mettler Toledo International,
  Inc.* ..............................   3,500                      151,375
National Service Industries, Inc......   3,725                       84,073
Park Electrochemical Corp.* ..........   1,200                       31,680
Pioneer-Standard Electronics^ ........   2,700                       34,560
Plexus Corp.* ........................   3,400                      112,200
Power Integrations, Inc.* ............   2,200                       34,320
PRI Automation, Inc.*^ ...............   1,800                       33,345
Research Frontiers, Inc.*^ ...........     880                       23,760
RPC, Inc. ............................     600                        8,520
Sensormatic Electronics Corp.* .......   5,800                       98,600
Sipex Corp.* .........................   1,700                       19,771
Stoneridge, Inc.* ....................     600                        6,450
Stratos Lightwave, Inc.* .............   4,231                       55,003
Ucar International, Inc.* ............   4,200                       50,190
Ultratech Stepper, Inc.* .............   2,000                       51,300
Universal Display Corp.* .............   1,156                       19,640
Veeco Instruments, Inc.* .............   2,000                       79,500
Vicor Corp.* .........................   1,800                       29,340
Watsco, Inc. .........................   1,400                       19,740
                                                                -----------
                                                                  2,002,662
                                                                -----------
INDUSTRIAL CONGLOMERATES (0.5%)
Carlisle Cos., Inc.* .................   2,580                       89,964
ESCO Technologies, Inc.* .............     752                       22,673
Lancaster Colony Corp. ...............   2,800                       92,344
Penn Engineering & MFG Corp...........     776                       13,580
Teleflex, Inc. .......................   3,184                      140,096
Wabtec Corp.^ ........................   3,086                       46,290
                                                                -----------
                                                                    404,947
                                                                -----------
MACHINERY (2.3%)
Actuant Corp. ........................     608                       10,002
Advanced Marketing Services ..........     600                       12,510
Agco Corp. ...........................   5,200                       47,580
Albany International Corp.* ..........   1,550                       29,295
Anchor Gaming* .......................     700                       45,234
Applied Industrial Technologies,
  Inc. ...............................   1,400                       26,530
AptarGroup, Inc. .....................   2,864                       92,880
Astec Industries, Inc.* ..............   1,800                       31,050
Asyst Technologies, Inc.* ............   2,900                       39,150
Baldor Electric Co. ..................   2,500                       53,425
Briggs & Stratton Corp. ..............   2,068                       87,063


                                       NUMBER OF                    VALUE
                                        SHARES                     (NOTE 1)
                                      ----------                -------------
Columbus McKinnon Corp. ..............   1,100                  $    12,375
Cummins, Inc. ........................   3,284                      127,091
Gardner Denver, Inc.* ................     900                       18,495
Graco, Inc. ..........................   2,375                       78,375
Heico Corp. ..........................     500                        9,600
Idex Corp. ...........................   2,400                       81,600
Imation, Corp.* ......................   3,200                       80,640
JLG Industries, Inc. .................   3,300                       40,755
Kennametal, Inc. .....................   2,600                       95,940
Lincoln Electric Holdings, Inc. ......   2,700                       68,850
Lindsay Manufacturing Co. ............     750                       14,250
Magnetek, Inc.* ......................   2,100                       26,250
Manitowoc Co., Inc. ..................   1,900                       56,050
Milacron, Inc. .......................   2,900                       45,443
Nacco Industries, Inc., Class A ......     700                       54,593
NationsRent, Inc.* ...................   2,200                          836
Nordson Corp. ........................   2,600                       68,900
Presstek, Inc.*^ .....................   2,800                       33,600
Regal Beloit Corp. ...................   1,500                       31,200
Robbins & Myers, Inc. ................     500                       14,100
Satcon Technology Corp.*^ ............     792                        8,276
Sequa Corp., Class A* ................     700                       31,850
SpeedFam-IPEC, Inc.* .................   2,581                        8,233
Stewart & Stevenson Services,
  Inc. ...............................   2,700                       89,100
Tecumseh Products Co., Class A........   1,656                       81,972
Tennant Co. ..........................     600                       24,000
Terex Corp.* .........................   2,000                       42,400
Thermo Fibertek, Inc.* ...............   1,300                        3,770
Trinity Industries, Inc. .............   3,600                       73,800
Unova, Inc.* .........................   3,000                       20,640
Woodward Governor Co. ................     800                       67,480
                                                                -----------
                                                                  1,885,183
                                                                -----------
MARINE (0.1%)
Overseas Shipholding Group,
  Inc. ...............................   2,000                       61,080
Trico Marine Services, Inc.* .........   1,925                       20,482
                                                                -----------
                                                                     81,562
                                                                -----------
MARINE PORTS & SERVICES (0.0%)
Horizon Offshore, Inc.* ..............   1,000                       13,500
                                                                -----------
RAILROADS (0.0%)
Midwest Express Holdings, Inc.*.......   1,150                       19,953
                                                                -----------
TRADING COMPANIES &
  DISTRIBUTORS (0.1%)
Sotheby's Holdings, Inc.,
  Class A* ...........................   3,196                       51,551
                                                                -----------
TRUCKING (1.1%)
Amerco, Inc.* ........................     500                       11,150
Arkansas Best Corp.* .................   1,228                       28,305
Arnold Industries, Inc. ..............   1,600                       30,976
CNF, Inc. ............................   3,972                      112,209
EGL, Inc.* ...........................   2,200                       38,412
Heartland Express, Inc.* .............   1,875                       42,750
Hunt (JB) Transport Services,
  Inc. ...............................   1,900                       36,100
Kirby Corp.* .........................   1,875                       46,219
Knight Transportation, Inc.* .........     825                       16,954
Landstar System, Inc.* ...............     900                       61,218
MS Carriers, Inc.* ...................     600                       18,426

EQ ADVISORS TRUST
EQ/SMALL COMPANY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2001 (Unaudited)




                                        NUMBER OF                 VALUE
                                         SHARES                  (NOTE 1)
                                        ---------             ---------------
Roadway Corp. .......................     1,100                $    26,147
Ryder System, Inc. ..................     4,765                     93,394
Swift Transportation Co., Inc.* .....     4,050                     78,003
USFreightways Corp. .................     2,100                     61,950
Werner Enterprises, Inc. ............     2,200                     53,350
Wisconsin Central Transport
  Corp.* ............................     3,900                     65,247
Xtra Corp.* .........................       900                     44,640
Yellow Corp.* .......................     2,400                     45,552
                                                               -----------
                                                                   911,002
                                                               -----------
  TOTAL INDUSTRIALS .................                           12,288,003
                                                               -----------
INFORMATION TECHNOLOGY (10.5%)
APPLICATION SOFTWARE (2.1%)
3DO Co. (The)* ......................     2,900                     21,112
Actuate Corp.* ......................     4,700                     44,885
Appiant Technologies, Inc. ..........     1,000                      2,460
Aspen Technologies, Inc.* ...........     2,400                     58,080
Avant! Corp.* .......................     3,500                     46,550
Bottomline Technologies, Inc.* ......       600                      3,240
Brio Technology, Inc.*^ .............     1,000                      7,300
Bsquare Corp.* ......................     1,200                     12,612
Caminus Corp.* ......................       600                     16,182
Clarus Corp.* .......................     1,900                     11,685
Concord Communications, Inc.* .......     1,500                     13,500
Convera Corp. .......................     1,000                      5,000
Digitalthink, Inc.*^ ................       400                      2,808
Dot Hill Systems Corp. ..............       600                      1,110
Egain Communications Corp.* .........     1,900                      5,111
Embarcadero Technologies,
  Inc.* .............................       300                      6,693
Exchange Applications, Inc.* ........     3,500                      3,780
Geoworks Corp. (DE) .................     1,300                      1,950
HNC Software, Inc.* .................     2,800                     70,000
Hyperion Solutions Corp.* ...........     2,580                     38,700
IMRglobal Corp.* ....................     1,500                     16,395
Infogrames, Inc.* ...................       980                      7,448
Informatica Corp.*^ .................     4,500                     78,120
Intelidata Technologies Corp.* ......     3,477                     20,514
Interactive Intelligence, Inc.* .....       400                      4,400
Intertrust Technologies Corp.* ......     6,026                      7,231
Interwoven, Inc.* ...................     6,000                    101,400
JDA Software Group, Inc.* ...........     2,150                     35,712
Kana Communications, Inc. ...........     4,200                      8,568
Manugistics Group, Inc.*^ ...........     4,500                    112,950
Mapinfo Corp.* ......................     1,138                     25,036
Mentor Graphics Corp.*^ .............     5,400                     94,500
Mercator Software, Inc.* ............     3,500                      8,715
MRO Software, Inc.* .................     1,100                     17,380
National Information
  Consortium, Inc.* .................     2,700                      4,914
Netegrity, Inc.* ....................     2,366                     70,980
NetIQ Corp.* ........................     2,880                     90,115
NetSol International, Inc.*^ ........       600                      1,140
OTG Software, Inc.* .................     1,200                      8,400
Packeteer, Inc.*^ ...................     1,300                     16,289
Register.com* .......................     1,100                     17,039
Renaissance Learning, Inc.* .........     1,000                     50,590
Retek, Inc.*^ .......................     4,034                    193,390
Sagent Technology, Inc.* ............     2,000                      3,000
Seachange International, Inc.* ......     1,500                     27,045
Serena Software, Inc.* ..............     1,250                     45,425


                                        NUMBER OF                   VALUE
                                          SHARES                   (NOTE 1)
                                        ---------              -----------------
Silver Stream Software, Inc.* .......       900                $     6,345
Sonic Foundry, Inc.* ................       900                      1,449
SVI Solutions, Inc.* ................     1,500                      1,380
Systems & Computer Tech
  Corp.* ............................     2,700                     24,435
Take-Two Interactive Software* ......     2,700                     50,085
Tenfold Corp.* ......................     1,000                        430
THQ, Inc.* ..........................     1,700                    101,371
Ulticom, Inc.* ......................       300                     10,140
Viewpoint Corp.* ....................     1,900                     16,150
X-Rite, Inc. ........................     1,000                      8,840
                                                               -----------
                                                                 1,660,079
                                                               -----------
COMPUTER HARDWARE (0.1%)
Adept Technology, Inc.* .............     1,100                     10,890
DDI Corp. Com* ......................     1,016                     20,320
MCSi, Inc.*^ ........................     1,100                     16,665
SBS Technologies, Inc.* .............     1,356                     25,656
SCM Microsystems, Inc.* .............     1,000                     10,400
Vasco Data Security
  International* ....................       800                      2,600
Xybernaut Corp.* ....................     4,700                     22,560
                                                               -----------
                                                                   109,091
                                                               -----------
COMPUTER STORAGE &
  PERIPHERALS (0.6%)
Advanced Digital Information
  Corp.* ............................     4,200                     72,660
Extended Systems, Inc.* .............       700                      4,844
Gadzoox Networks, Inc. ..............     2,000                      6,420
Immersion Corp.* ....................     1,056                      7,392
Iomega Corp.* .......................    21,300                     50,907
Legato Systems, Inc.* ...............     7,200                    114,840
Maxtor Corp.*^ ......................    14,970                     78,593
Media 100, Inc.* ....................     1,400                      2,226
Procom Technology, Inc.* ............       600                      5,418
SmartDisk Corp.* ....................       500                      2,070
Storage Technology Corp.* ...........     8,545                    117,579
Western Digital Corp.* ..............    14,200                     56,800
                                                               -----------
                                                                   519,749
                                                               -----------
ELECTRONIC EQUIPMENT &
  INSTRUMENTS (3.3%)
ACT Manufacturing, Inc.* ............     1,300                     14,222
Actel Corp.* ........................     1,800                     44,190
American Superconductor Corp.*            1,600                     41,280
American Technical Ceramics
  Corp.* ............................       400                      3,924
AMTI, Inc.* .........................     1,800                     54,000
Anadigics, Inc.* ....................     2,400                     55,200
Analogic Corp. ......................       400                     18,220
Anixter International, Inc.* ........     1,800                     55,260
Arguss Communications, Inc.* ........     1,300                      6,474
Artesyn Technologies, Inc.* .........     2,600                     33,540
Audiovox Corp.* .....................     1,700                     18,870
Avid Technology, Inc.* ..............     2,300                     36,110
Barra, Inc.* ........................     1,550                     62,899
Bel Fuse, Inc. ......................       892                     29,659
C&D Technology, Inc. ................     2,100                     65,100
Cable Design Technologies
  Corp.* ............................     3,500                     56,560
Caliper Technologies Corp.*^ ........       700                     14,735
Captaris, Inc. ......................     3,000                      6,240

EQ ADVISORS TRUST
EQ/SMALL COMPANY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2001 (Unaudited)




                                           NUMBER OF                 VALUE
                                            SHARES                 (NOTE 1)
                                           ---------             -------------
Checkpoint Systems, Inc.* ..............   2,000                  $    35,600
Ciber, Inc.* ...........................   3,300                       31,350
Coherent, Inc.* ........................   2,500                       90,425
Cohu, Inc. .............................   2,000                       45,000
CTS Corp. ..............................   2,300                       47,150
Cubic Corp. ............................     400                       12,636
Cyberoptics Corp.* .....................     816                        9,955
DSP Group, Inc.* .......................   2,100                       45,045
Dupont Photomasks, Inc.* ...............     400                       19,300
Electro Scientific Industries,
  Inc.*^ ...............................   2,400                       91,440
Emcore Corp.*^ .........................   2,200                       67,650
ESS Technology* ........................   2,200                       23,320
Excel Technology, Inc.* ................     992                       21,903
FactSet Research Systems, Inc. .........   1,600                       57,120
FEI Co.* ...............................   1,344                       55,104
FSI International, Inc.* ...............   2,600                       36,400
Genrad, Inc.* ..........................   2,700                       16,200
Gerber Scientific, Inc. ................   1,900                       20,805
Helix Technology Corp. .................   2,100                       64,008
HI/FN, Inc.* ...........................     600                        9,078
Identix Corp.* .........................   2,000                       12,500
Ii-Vi, Inc.* ...........................   1,100                       19,250
Intercept Group, Inc.* .................     980                       37,240
Intergraph Corp.* ......................   4,200                       64,680
Interlink Electronics, Inc.* ...........     880                        7,137
Interlogix, Inc.* ......................   1,429                       52,158
Intervoice-Brite, Inc.* ................   2,600                       28,600
Ionics, Inc.* ..........................   1,600                       50,400
Keithley Instruments, Inc. .............     600                       12,780
Mechanical Technology, Inc.* ...........   2,400                       17,304
MEMC Electronic Materials,
  Inc.* ................................   2,600                       19,890
Microvision, Inc.* .....................   1,080                       22,907
MIPS Technologies, Inc.,
  Class A*^ ............................   3,600                       62,280
MKS Instruments, Inc.* .................   1,620                       46,656
Molecular Devices Corp.* ...............   1,600                       32,080
Nanometrics, Inc.* .....................     600                       16,492
NMS Communciations Corp.* ..............   2,800                       19,600
Optical Cable Corp.*^ ..................     450                        4,500
P-Com, Inc.* ...........................   5,800                        3,190
ParkerVision, Inc.* ....................     900                       23,535
Paxar Corp.* ...........................   3,200                       46,080
Photon Dynamics, Inc.* .................     904                       24,408
Photronics, Inc.* ......................   2,100                       53,886
PLX Technology, Inc.* ..................   1,300                       11,037
Procurnet, Inc.* .......................   1,500                            0
Protection One, Inc.* ..................   3,600                        4,140
RadiSys Corp.* .........................   1,150                       26,278
Robotic Vision Systems, Inc.* ..........   3,929                        6,483
Rogers Corp.* ..........................   1,100                       29,150
Sanchez Computer Associates* ...........   1,000                       13,250
Three-Five Systems, Inc.* ..............   1,600                       28,768
Transaction Systems Architechs,
  Inc., Class A* .......................   3,000                       46,500
Trimble Navigation Ltd.* ...............   2,200                       42,878
Unigraphics Solutions, Inc.* ...........     300                        9,525
Universal Electronics, Inc.* ...........   1,432                       25,776
Valence Technology, Inc.*^ .............   3,400                       21,862
Varian Semiconductor
  Equipment Associates, Inc.* ..........   2,700                      113,400


                                          NUMBER OF                   VALUE
                                            SHARES                   (NOTE 1)
                                           --------               ------------
Varian, Inc.* ..........................   2,600                  $    83,980
Viasystems Group, Inc.* ................   3,300                        9,933
Woodhead Industries, Inc. ..............     740                       12,580
Zoran Corp.*^ ..........................   1,400                       41,608
Zygo Corp.* ............................   1,168                       25,988
                                                                  -----------
                                                                    2,646,661
                                                                  -----------
INTERNET SOFTWARE &
  SERVICES (0.9%)
24/7 Media, Inc.* ......................   1,800                          558
Accrue Software, Inc.* .................   1,600                          768
Applied Theory Corp.* ..................   1,100                          561
AremisSoft Corp.*^ .....................   2,056                       33,307
Avocent Corp.*^ ........................   3,644                       82,901
Billing Concepts Corp. .................   5,000                        5,000
CAIS Internet, Inc.* ...................   1,000                          740
Caldera International, Inc.* ...........     600                          870
Calico Commerce, Inc.* .................   1,400                          406
Centillium Communications,
  Inc.* ................................     400                        9,896
Chordiant Software, Inc.* ..............     600                        1,860
Click2Learn.com, Inc.* .................     900                        1,458
Covansys Corp. .........................   1,800                       20,340
Cybersource Corp.* .....................   1,772                        2,871
Cylink Corp.* ..........................   1,432                          831
Digital River, Inc.* ...................   1,900                        8,550
EasyLink Services Corp.^ ...............   3,800                        2,090
ePresence, Inc.* .......................   2,500                        9,200
Eprise Corp.* ..........................     900                          774
Espeed, Inc.* ..........................     900                       19,800
Expedia, Inc.* .........................     500                       23,300
Extensity, Inc.* .......................     300                        3,030
F5 Networks, Inc.* .....................   1,800                       31,626
Firepond, Inc.* ........................     500                          560
Globalnet Financial.com, Inc.* .........   1,761                          458
INT Media Group, Inc. ..................     800                        3,200
Internet Pictures Corp.* ...............   4,222                        1,055
Intranet Solutions, Inc.*^ .............   1,300                       49,465
Intraware, Inc.* .......................   1,200                        1,392
iVillage, Inc.* ........................   2,973                        4,311
Juno Online Services, Inc.* ............   1,900                        2,755
Keynote Systems, Inc.* .................   1,800                       19,710
Marimba* ...............................   1,400                        2,954
Matrixone, Inc.* .......................     600                       13,914
Mcafee.com, Inc.* ......................     916                       11,248
MetaSolv, Inc.* ........................   1,200                        9,516
MicroStrategy, Inc.*^ ..................   3,100                        8,680
NBC Internet, Inc.* ....................   4,700                       10,152
Net Perceptions, Inc.* .................   1,700                        2,924
Netobjects, Inc.* ......................   1,200                          948
Netopia, Inc.* .........................   1,900                       11,666
Open Market, Inc.* .....................   3,100                        3,658
Patterson-UTI Energy, Inc.* ............   5,400                       96,498
PC-Tel, Inc.* ..........................   1,200                       11,052
Preview Systems, Inc.* .................     500                        1,725
Primus Knowledge Solutions,
  Inc.* ................................   1,368                        8,194
ProQuest Co. ...........................   1,000                       31,000
Rainbow Technologies, Inc.* ............   1,960                       10,956
Rare Medium Group, Inc.* ...............   2,300                          943
Seebeyond Technology Corp.* ............     300                        4,770
Selectica, Inc.* .......................   1,200                        5,136

EQ ADVISORS TRUST
EQ/SMALL COMPANY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2001 (Unaudited)




                                    NUMBER OF                   VALUE
                                     SHARES                   (NOTE 1)
                                    ---------                -----------
Smartserv Online, Inc.* ...........     400                  $     3,700
Softnet Systems, Inc.* ............   2,600                        5,096
SonicWall, Inc.* ..................   2,200                       55,462
Switchboard, Inc.* ................     704                        4,154
Trizetto Group* ...................   1,500                       13,875
Tumbleweed Communications
  Corp.* ..........................   2,000                        7,580
Verity, Inc.* .....................   2,500                       49,875
Via Net.Works, Inc.* ..............     980                        1,509
Viador, Inc.* .....................   1,068                          406
Websense, Inc.* ...................     700                       14,000
WorldGate Communications,
  Inc.*^ ..........................   1,300                        6,630
Zixit Corp.* ......................   1,300                       11,895
                                                             -----------
                                                                 763,759
                                                             -----------
IT CONSULTING & SERVICES (0.5%)
Agency.com, Inc.* .................     700                        2,254
Aperian, Inc.* ....................     800                          608
Ask Jeeves* .......................   3,000                        5,700
Be Free, Inc.* ....................   2,300                        2,806
Braun Consulting*^ ................     800                        6,440
Breakaway Solutions, Inc.* ........     800                          132
Carreker Corp.* ...................   1,400                       30,100
Clarent Corp.* ....................   2,400                       22,056
Cognizant Technology Solutions
  Corp.* ..........................     600                       25,470
Cyber-Care, Inc.* .................   3,800                        4,750
Data Return Corp.*^ ...............   1,000                        1,750
Digital Impact, Inc.* .............     800                        1,000
Ebenx, Inc.* ......................     500                        1,640
eMerge Interactive, Inc.* .........     600                          696
EpicEdge, Inc.* ...................     528                          148
eXcelon Corp.* ....................   2,500                        3,675
Global Payments, Inc. .............   2,886                       86,869
GoTo.Com* .........................   2,300                       44,735
HotJobs.com Ltd.* .................   1,400                       12,600
iBEAM Broadcasting Corp.* .........   1,000                          390
Information Architects Corp.* .....   2,200                        2,772
Inforte Corp. .....................     200                        2,446
iXL Enterprises, Inc.* ............   4,500                        5,445
Lante Corp.* ......................   1,000                          730
Level 8 Systems, Inc.* ............     700                        3,311
LifeMinders, Inc.* ................     900                        1,422
Looksmart* ........................   3,400                        3,570
Management Network Group,
  Inc.* ...........................     100                          610
Mediaplex, Inc.* ..................     900                          819
MedicaLogic/Medscape, Inc.* .......   1,100                          649
Meta Group, Inc.* .................   1,300                        3,354
MyPoints.com, Inc.* ...............   1,600                        4,112
Neon Systems, Inc.* ...............     700                        5,964
Netcentives, Inc.* ................   1,937                        1,007
Netratings, Inc.* .................     200                        2,880
Network Commerce, Inc.* ...........     176                           97
Novadigm, Inc.* ...................   1,144                       12,870
On2 Technologies, Inc.* ...........   2,300                          989
Onyx Software Corp.* ..............   1,600                       12,800
Saba Software, Inc.*^ .............     200                        3,282
Secure Computing Corp.* ...........   2,225                       34,955
Starbase Corp.*^ ..................   3,822                       13,950
Telaxis Communications Corp.* .....   1,000                          630


                                     NUMBER OF                   VALUE
                                      SHARES                    (NOTE 1)
                                     ---------               -----------
Universal Access, Inc.* ...........     800                  $     4,960
Ventro Corp.* .....................   1,500                          600
Viant Corp.* ......................   3,100                        5,797
WatchGuard Technologies* ..........   1,700                       17,425
Wave Systems Corp., Class A* ......   3,550                       19,063
                                                             -----------
                                                                 420,328
                                                             -----------
NETWORKING EQUIPMENT (0.1%)
Computer Network Technology
  Corp.* ..........................   2,300                       24,403
Crossroads Systems, Inc.* .........     700                        4,543
High Speed Access Corp. ...........   2,700                        3,240
Interliant, Inc.* .................   3,569                        1,963
Intrusion.com, Inc.* ..............   1,600                        5,584
JNI Corp.* ........................     900                       12,600
Metawave Communications
  Corp.* ..........................   1,300                        6,747
Netsilicon, Inc.* .................     616                        2,926
Netsolve, Inc.* ...................   1,200                       14,988
Network Peripherals, Inc.*^ .......   1,500                       17,550
Nx Networks, Inc.* ................   3,200                        1,760
Paradyne Networks Corp.* ..........   2,300                        4,232
Vertex Interactive, Inc.* .........   1,400                        2,828
                                                             -----------
                                                                 103,364
                                                             -----------
OFFICE ELECTRONICS (0.8%)
Brady Corp. .......................   1,500                       54,195
Filenet Corp.* ....................   2,800                       41,440
Harland (John H.) Co. .............   2,100                       48,930
Hutchinson Technology, Inc.* ......   2,100                       40,005
iGate Capital Corp.* ..............   2,600                        9,360
InFocus Corp.* ....................   3,100                       63,209
Kronos, Inc.* .....................   1,150                       47,093
Micron Electronics, Inc.* .........   3,500                        5,565
Micros Systems, Inc.* .............   1,700                       37,400
New England Business Services,
  Inc. ............................   1,000                       19,200
Pinnacle Systems, Inc.* ...........   3,700                       22,385
Technitrol, Inc. ..................   1,900                       49,400
Triumph Group, Inc.* ..............   1,500                       73,500
United Stationers, Inc.* ..........   3,000                       94,680
                                                             -----------
                                                                 606,362
                                                             -----------
SEMICONDUCTOR EQUIPMENT (1.0%)
ADE Corp.* ........................     540                       10,260
Alliance Semiconductor Corp.* .....   2,400                       28,848
AXT, Inc.* ........................   1,700                       45,390
Brooks Automation, Inc.*^ .........   1,500                       69,150
Cirrus Logic, Inc.* ...............   5,500                      126,665
eMagin Corp.* .....................   1,500                        3,150
Ibis Technology Corp.* ............   1,000                       11,030
IXYS Corp.* .......................     400                        6,240
Kulicke & Soffa Industries*^ ......   4,000                       68,640
LTX Corp.* ........................   3,900                       99,684
Mattson Technology, Inc.* .........   2,200                       38,456
Microsemi Corp.* ..................     868                       61,628
Oak Technology, Inc.* .............   3,600                       38,124
Pixelworks, Inc.* .................     500                       17,870
Quicklogic Corp.* .................   2,144                       12,907
Rudolph Technologies, Inc.*^ ......     500                       23,500
Semitool, Inc.* ...................   1,700                       20,281
SONICblue, Inc.* ..................   7,500                       24,750
Spectra-Physics, Inc.* ............     300                        6,942

EQ ADVISORS TRUST
EQ/SMALL COMPANY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2001 (Unaudited)




                                       NUMBER OF                VALUE
                                         SHARES                (NOTE 1)
                                      ----------             -----------
Standard Microsystems Corp.* ......     1,428                $    25,561
Supertex, Inc.* ...................       804                      9,921
Therma-Wave, Inc.* ................     1,300                     24,791
White Electronic Designs
  Corp.* ..........................     1,700                      7,361
                                                             -----------
                                                                 781,149
                                                             -----------
SEMICONDUCTORS (0.2%)
Elantec Semiconductor, Inc.* ......     1,800                     60,822
Integrated Circuit Systems,
  Inc.* ...........................     1,000                     19,200
Integrated Silicon Solutions* .....     2,100                     29,190
Pericom Semiconductor Corp.* ......     1,700                     26,724
                                                             -----------
                                                                 135,936
                                                             -----------
SYSTEMS SOFTWARE (0.6%)
Advent Software, Inc.* ............     2,300                    146,050
BindView Development Corp.* .......     3,300                      6,963
Borland Software Corp.^ ...........     5,266                     82,150
Cysive, Inc.* .....................     1,200                      3,804
DSET Corp.* .......................     1,480                        888
infoUSA, Inc.* ....................     2,000                     12,000
Mercury Computer Systems,
  Inc.* ...........................     1,800                     89,100
Netscout Systems, Inc.* ...........     1,400                      9,100
Numerical Technologies, Inc.* .....       400                      8,400
NYFIX, Inc.* ......................     1,872                     59,810
Phoenix Technologies, Ltd.* .......     2,400                     35,040
Pumatech, Inc.* ...................     2,500                      7,500
Radiant Systems, Inc.* ............     1,350                     21,762
Silicon Graphics, Inc.* ...........    16,700                     23,213
Silicon Image, Inc.* ..............     2,400                     12,000
Tricord Systems, Inc.* ............     1,596                      4,325
                                                             -----------
                                                                 522,105
                                                             -----------
TELECOMMUNICATIONS
  EQUIPMENT (0.3%)
Anaren Microwave, Inc.* ...........     1,708                     34,160
Brooktrout, Inc.* .................     1,300                     10,036
Davox Corp.* ......................     1,244                     10,325
Gric Communications, Inc.* ........       600                      1,800
IBasis, Inc.*^ ....................       800                      4,000
Lightpath Technologies, Inc.* .....     1,100                      9,790
MCK Communications, Inc.* .........     1,000                      2,200
NEON Communications, Inc.*^ .......       500                      3,495
Nuance Communications, Inc.* ......       400                      7,208
Somera Communications, Inc.* ......     2,072                     14,835
Sorrento Networks Corp.*^ .........     1,400                     16,772
Spectralink Corp.* ................     1,200                     15,612
Stanford Microdevices, Inc.* ......       300                      5,070
Superconductor Technologies*^ .....     1,700                     10,200
Symmetricom, Inc.* ................     2,262                     33,116
Tollgrade Communications,
  Inc.* ...........................       900                     25,650
Vertel Corp.* .....................     2,200                      2,706
Vyyo, Inc. ........................       400                        592
                                                             -----------
                                                                 207,567
                                                             -----------
  TOTAL INFORMATION TECHNOLOGY.....                            8,476,150
                                                             -----------


                                     NUMBER OF                    VALUE
                                       SHARES                   (NOTE 1)
                                     ---------               -------------
MATERIALS (6.9%)
CHEMICALS (2.4%)
Airgas, Inc.* .....................    4,300                 $    51,170
Albemarle Corp. ...................    1,940                      44,950
Arch Chemicals, Inc. ..............    1,800                      39,294
Cabot Microelectronics Corp.* .....    1,900                     117,800
Cambrex Corp. .....................    2,400                     121,392
ChemFirst, Inc. ...................    1,100                      28,820
Crompton Corp. ....................    8,965                      97,718
Cytec Industries, Inc.*^ ..........    3,700                     140,600
Dionex Corp.* .....................    2,000                      66,500
Ethyl Corp. .......................    4,800                       6,480
Ferro Corp. .......................    2,600                      56,706
GenTek, Inc. ......................      900                       4,770
Georgia Gulf Corp. ................    2,700                      41,850
Great Lakes Chemical Corp. ........    4,061                     125,282
H.B. Fuller Co. ...................    1,300                      64,870
International Specialty Products,
  Inc.* ...........................      600                       6,360
Lubrizol Corp. ....................    4,237                     131,559
MacDermid, Inc. ...................    1,200                      21,600
Millennium Chemicals, Inc. ........    5,013                      75,446
Minerals Technologies, Inc. .......    1,700                      72,964
NCH Corp. .........................      400                      15,640
NL Industries, Inc. ...............    1,500                      20,775
Olin Corp. ........................    2,900                      49,271
OM Group, Inc.* ...................    2,100                     118,125
Omnova Solutions, Inc. ............    2,100                      15,288
PolyOne Corp. .....................    7,300                      75,993
Schulman (A.), Inc. ...............    3,200                      43,200
Solutia, Inc.*^ ...................    8,778                     111,919
Spartech Corp. ....................    1,100                      26,565
Stepan Co. ........................      300                       7,860
Symyx Technologies* ...............    1,872                      45,284
Tredegar Corp. ....................    1,876                      35,925
Uniroyal Technology Corp.* ........    1,500                      12,750
Valhi, Inc. .......................      200                       2,590
W.R. Grace & Co.* .................    4,800                       8,400
Wellman, Inc. .....................    2,400                      42,960
                                                             -----------
                                                               1,948,676
                                                             -----------
CONSTRUCTION MATERIALS (1.0%)
AK Steel Holding Corp. ............    6,705                      84,081
AMCOL International Corp. .........    2,000                      12,000
Armstrong Holdings, Inc.^ .........    5,384                      19,113
Centex Construction Products,
  Inc.^ ...........................      500                      16,250
Florida Rock Industries, Inc. .....    1,400                      65,660
NS Group, Inc.* ...................    1,496                      19,972
Roper Industries, Inc.^ ...........    2,500                     104,375
RPM, Inc. .........................    8,026                      73,839
Shaw Group, Inc. (The)* ...........    2,900                     116,290
SPS Technologies, Inc.* ...........    1,000                      47,400
Standex International Corp. .......    1,000                      23,600
Texas Industries, Inc. ............    1,600                      55,024
U.S. Industries, Inc. .............    6,602                      27,068
Valspar Corp. .....................    3,508                     124,534
                                                             -----------
                                                                 789,206
                                                             -----------

EQ ADVISORS TRUST
EQ/SMALL COMPANY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2001 (Unaudited)




                                        NUMBER OF                 VALUE
                                         SHARES                  (NOTE 1)
                                        ---------             -------------
CONTAINERS & PACKAGING (0.7%)
Ball Corp. ..........................    2,308                 $   109,768
CUNO, Inc.* .........................    1,600                      48,000
EarthShell Corp.*^ ..................    3,600                      12,240
Gaylord Container Corp.,
  Class A* ..........................    3,900                       4,095
Greif Brothers Corp., Class A .......    1,000                      30,350
Interpool, Inc. .....................      800                      12,560
Liqui-Box Corp. .....................      200                       7,794
Myers Industries, Inc. ..............    1,331                      20,098
Pactiv Corp.* .......................   14,179                     189,999
Tupperware Corp. ....................    5,200                     121,836
                                                               -----------
                                                                   556,740
                                                               -----------
METALS & MINING (1.7%)
Arch Coal, Inc. .....................    2,000                      51,740
Bethlehem Steel Corp.* ..............   10,609                      21,430
Brush Engineered Materials,
  Inc. ..............................    1,300                      20,800
Carpenter Technology Corp. ..........    1,400                      41,006
Century Aluminum Co. ................    1,300                      20,852
Cleveland-Cliffs, Inc. ..............    1,200                      22,200
Commercial Metals Co. ...............    1,600                      51,248
Consol Energy, Inc. .................    2,400                      60,720
Freeport McMoran Copper &
  Gold, Inc., Class B* ..............   10,756                     118,854
Gibraltar Steel Corp. ...............      400                       7,840
Kaiser Aluminum* ....................    1,500                       5,970
Lawson Products, Inc. ...............      300                       8,790
Lone Star Technologies, Inc. ........    2,000                      72,400
Matthews International Corp.,
  Class A ...........................    1,200                      52,761
Maverick Tube Corp.* ................    2,600                      44,070
MDU Resources Group, Inc. ...........    5,800                     183,512
Metals USA, Inc. ....................    2,100                       4,410
Mueller Industries, Inc.* ...........    2,700                      88,857
National Steel Corp., Class B .......    1,000                       1,720
Quanex Corp. ........................      900                      23,310
Reliance Steel & Aluminum
  Co. ...............................    1,500                      37,875
RTI International Metals, Inc.* .....    1,200                      18,300
Ryerson Tull, Inc. ..................    2,096                      28,275
Southern Peru Copper Corp. ..........    1,600                      19,760
Steel Dynamics, Inc.* ...............    4,000                      50,000
Stillwater Mining Co.*^ .............    3,100                      90,675
Timken Co. ..........................    4,700                      79,618
USEC, Inc. ..........................    7,600                      64,068
Valmont Industries ..................    1,100                      20,020
Wolverine Tube, Inc.* ...............      600                       9,942
Worthington Industries, Inc. ........    7,100                      96,560
                                                               -----------
                                                                 1,417,583
                                                               -----------
PAPER & FOREST PRODUCTS (1.1%)
Buckeye Technologies, Inc.* .........    1,900                      27,360
Caraustar Industries, Inc. ..........    1,900                      17,480
Champion Enterprises, Inc.* .........    3,600                      40,968
Chesapeake Corp. ....................    1,800                      44,550
Deltic Timber Corp. .................      900                      25,920
Glatfelter (P. H.) Co. ..............    1,800                      25,668
Ikon Office Solutions, Inc. .........   11,827                     115,905
Ivex Packaging Corp.* ...............    2,400                      45,600
Longview Fibre Co. ..................    4,400                      54,208


                                       NUMBER OF                    VALUE
                                        SHARES                    (NOTE 1)
                                        --------               -------------
Louisiana-Pacific Corp. .............    8,538                 $   100,151
Packaging Corp. of America* .........    3,677                      57,104
Pope & Talbot, Inc. .................    1,496                      19,313
Potlatch Corp.^ .....................    2,800                      96,348
Rayonier, Inc. ......................    2,200                     102,190
Rock-Tenn Co., Class A ..............      700                       8,575
Schweitzer-Mauduit
  International, Inc. ...............    1,000                      23,600
Universal Forest Products, Inc. .....      900                      20,250
Wausau-Mosinee Paper Corp. ..........    3,900                      50,271
                                                               -----------
                                                                   875,461
                                                               -----------
  TOTAL MATERIALS ...................                            5,587,666
                                                               -----------
TELECOMMUNICATION SERVICES (2.1%)
DIVERSIFIED TELECOMMUNICATION
  SERVICES (1.7%)
Adelphia Business Solutions,
  Inc.* .............................    2,900                      11,890
Allen Telecom, Inc.* ................    2,100                      31,500
Alliant Techsystems, Inc.*^ .........    1,296                     116,510
Allied Riser Communications* ........    5,350                       2,835
ATSI Communications, Inc ............    5,459                       1,911
Aware, Inc.* ........................    1,900                      17,100
Black Box Corp.*^ ...................    1,600                     107,776
C-COR.net Corp.* ....................    2,200                      26,400
Carrier Access Corp.* ...............    1,100                       6,589
CellNet Data Systems, Inc.* .........    1,900                          --
Choice One Communications,
  Inc.* .............................      900                       6,066
Com21, Inc.* ........................    2,100                       3,759
Commonwealth Telephone
  Enterprises, Inc. .................    1,000                      42,250
CT Communications, Inc. .............    1,200                      22,272
CTC Communications Corp.* ...........    1,250                       3,825
Cypress Communications, Inc.* .......    1,100                         330
Deltathree.com, Inc.* ...............    1,000                         740
Digital Insight Corp.*^ .............    1,468                      32,443
DSL.Net, Inc.* ......................    3,377                       2,769
e.MedSoft.com* ......................    2,489                       2,365
Electric Lightwave, Inc.,
  Class A* ..........................    1,100                       1,441
FutureLink Corp. ....................      486                         481
General Communications, Inc.,
  Class A* ..........................    3,700                      44,770
Glenayre Technologies, Inc.* ........    5,600                       7,168
Golden Telecom, Inc.* ...............      540                       7,560
Hickory Tech Corp. ..................      840                      13,440
IDT Corp.* ..........................    3,800                      46,550
Illuminet Holdings, Inc.* ...........    2,108                      66,297
Impsat Fiber Networks, Inc.* ........      700                       1,400
Inter-Tel, Inc. .....................    2,200                      26,202
Interdigital Communications
  Corp.* ............................    4,300                      56,975
Intermedia Communications,
  Inc.*^ ............................    4,800                      71,520
International Fibercom, Inc.*^ ......    2,100                       5,250
ITC DeltaCom, Inc.*^ ................    4,400                      17,600
ITXC Corp.* .........................    1,000                       7,000
Latitude Communications .............    1,600                       3,200
LCC International, Inc.* ............    1,000                       6,620
Leap Wireless International, Inc.*       2,700                      81,810

EQ ADVISORS TRUST
EQ/SMALL COMPANY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2001 (Unaudited)




                                          NUMBER OF                 VALUE
                                            SHARES                 (NOTE 1)
                                           --------             -------------
Lightbridge, Inc.* .....................   2,609                  $    50,615
Mpower Holding Corp.* ..................   4,500                        4,275
MRV Communications, Inc.*^ .............   5,200                       48,620
NET2000 Communications, Inc.*              1,500                        1,620
Net2Phone, Inc.* .......................     900                        5,400
Network Equipment
  Technologies, Inc.* ..................   1,300                        4,160
Network Plus Corp.* ....................   1,400                        3,794
North Pittsburgh Systems, Inc. .........     600                        9,594
NTELOS, Inc. ...........................   1,200                       36,072
Onvia.com, Inc.* .......................     900                          630
Pac-West Telecomm, Inc.* ...............   1,068                        2,072
Plantronics, Inc.* .....................   3,900                       90,285
Primus Telecommunications
  Group, Inc.* .........................   2,300                        1,886
Prodigy Communications Corp.,
  Class A* .............................   1,195                        6,799
Proxim, Inc.* ..........................   2,000                       28,200
Savvis Communications Corp.* ...........     800                          576
SBA Communications Corp.* ..............   2,384                       59,004
StarMedia Network, Inc.* ...............   3,577                        6,653
Superior Telecom, Inc.* ................   1,101                        3,105
Talk America Holdings, Inc.^ ...........   4,600                        4,324
Terremark Worldwide, Inc.* .............   8,048                       12,072
Travelocity.com* .......................   1,500                       46,050
Tut Systems, Inc.* .....................   1,200                        1,992
US LEC Corp.* ..........................   1,300                        3,510
Westell Technologies, Inc.* ............   2,300                        3,450
XM Satellite Radio Holdings,
  Inc., Class A*^ ......................   1,600                       25,920
Z-Tel Technologies, Inc.* ..............   1,800                        2,700
                                                                  -----------
                                                                    1,367,992
                                                                  -----------
WIRELESS TELECOMMUNICATION
  SERVICES (0.4%)
AirGate PCS, Inc.* .....................     800                       41,600
Airnet Communications Corp.* ...........     600                          876
Alamosa Holdings, Inc.* ................   1,700                       27,710
Celeritek, Inc.* .......................   1,400                       20,930
Centennial Communications
  Corp.* ...............................     500                        6,595
Goamerica, Inc.* .......................     900                        1,908
Metricom, Inc.*^ .......................   2,600                        4,498
Motient Corp.* .........................   3,000                        3,210
Netro Corp.* ...........................   3,700                       15,688
Nucentrix Broadband Networks,
  Inc.* ................................     452                        3,503
Price Communications Corp.* ............   3,840                       77,529
Rural Cellular Corp., Class A* .........     916                       41,495
US Wireless Corp.* .....................   1,300                        3,796
ViaSat, Inc.* ..........................   1,400                       33,432
                                                                  -----------
                                                                      282,770
                                                                  -----------
  TOTAL TELECOMMUNICATION
     SERVICES ..........................                            1,650,762
                                                                  -----------
UTILITIES (3.7%)
ELECTRIC UTILITIES (1.9%)
Black Hills Corp. ......................   2,050                       82,471
CH Energy Group, Inc. ..................   1,200                       52,740
Cleco Corp.^ ...........................   4,200                       95,550
Conectiv ...............................   7,766                      167,746
EL Paso Electric Co.* ..................   4,900                       78,351


                                          NUMBER OF                  VALUE
                                           SHARES                   (NOTE 1)
                                           -------                -----------
Empire District Electric Co. ...........   1,000                  $    20,690
FuelCell Energy, Inc. ..................   1,600                       36,944
Hawaiian Electronics Industries,
  Inc. .................................   2,600                       99,320
Idacorp, Inc. ..........................   3,500                      122,080
Kansas City Power & Light^ .............   5,889                      144,575
Northwestern Corp. .....................   1,800                       40,320
OGE Energy Corp.^ ......................   6,590                      149,000
Otter Tail Corp. .......................   1,700                       47,175
Public Service Co. of New
  Mexico, Inc. .........................   2,800                       89,880
RGS Energy Group, Inc. .................   3,200                      120,000
UIL Holdings Corp. .....................   1,000                       48,590
Unisource Energy Corp.*^ ...............   3,200                       73,504
WPS Resources Corp. ....................   1,900                       66,975
                                                                  -----------
                                                                    1,535,911
                                                                  -----------
GAS UTILITIES (1.4%)
AGL Resources, Inc. ....................   5,000                      118,750
Atmos Energy Corp. .....................   3,600                       88,056
Cascade Natural Gas Corp. ..............     600                       12,780
Energen Corp. ..........................   2,600                       71,760
Laclede Gas Co. ........................   1,300                       33,020
Madison Gas & Electric Co. .............   1,000                       27,800
New Jersey Resources Corp. .............   1,300                       58,760
Northwest Natural Gas Co. ..............   2,600                       64,740
NUI Corp. ..............................   1,100                       25,388
Peoples Energy Corp.^ ..................   3,349                      134,630
Piedmont Natural Gas Co. ...............   3,000                      106,560
SEMCO Energy, Inc.^ ....................   1,020                       15,300
South Jersey Industries ................     700                       21,805
Southern Union Co.* ....................   3,093                       63,097
Southwest Gas Corp.^ ...................   2,600                       61,568
UGI Corp. ..............................   2,800                       75,600
WGL Holdings, Inc. .....................   4,100                      111,151
                                                                  -----------
                                                                    1,090,765
                                                                  -----------
MULTI -- UTILITIES (0.4%)
Avista Corp. ...........................   4,100                       81,918
Sierra Pacific Resources^ ..............   6,544                      104,638
Western Resources, Inc. ................   6,600                      141,900
                                                                  -----------
                                                                      328,456
                                                                  -----------
WATER UTILITIES (0.0%)
SJW Corp. ..............................     100                        8,550
                                                                  -----------
  TOTAL UTILITIES ......................                            2,963,682
                                                                  -----------
TOTAL COMMON STOCKS (95.8%)
  (Cost $77,953,101) ...................                           77,262,154
                                                                  -----------


                                 NUMBER OF
                                  RIGHTS
                                ----------
RIGHTS:
CONSUMER DISCRETIONARY (0.0%)
HOUSEHOLD DURABLES (0.0%)
Sunbeam Corp.*
  expiring 8/24/03 ..........       191       --
                                             ---
HEALTH CARE (0.0%)
PHARMACEUTICALS (0.0%)
Endo Pharmaceuticals Holding,
  Inc.*
  expiring 12/31/02 .........       800      280
                                             ---
TOTAL RIGHTS (0.0%)
  (Cost $0)..................                280
                                             ---

EQ ADVISORS TRUST
EQ/SMALL COMPANY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2001 (Unaudited)


                                           PRINCIPAL           VALUE
                                             AMOUNT          (NOTE 1)
                                         -------------   ----------------
SHORT-TERM DEBT
  SECURITIES:
TIME DEPOSIT (4.1%)
Chase Nassau
  3.45%, 7/2/01 ......................    $3,319,995      $   3,319,995
                                                          -------------
U.S. GOVERNMENT (0.4%)
U.S. Treasury Bill
  7/19/01+ ...........................       335,000            334,385
                                                          -------------
TOTAL SHORT-TERM
  DEBT SECURITIES (4.5%)
  (Amortized Cost $3,654,380).........                        3,654,380
                                                          -------------
TOTAL INVESTMENTS (100.3%)
  (Cost/Amortized Cost
  $81,607,481)........................                       80,916,814
OTHER ASSETS
  LESS LIABILITIES (-0.3%) ...........                         (281,712)
                                                          -------------
NET ASSETS (100.0%) ..................                    $  80,635,102
                                                          =============

----------
*     Non-income producing.


+ All, or a portion of security held by broker as collateral for financial futures contracts.


^     All, or a portion of security out on loan (Note 1).



--------------------------------------------------------------------------------
At June 30, 2001, the Portfolio had the following futures contracts open: (Note
1)






                        NUMBER OF      EXPIRATION        ORIGINAL        VALUE AT       UNREALIZED
PURCHASE                CONTRACTS         DATE            VALUE          6/30/01       APPRECIATION
--------------------   -----------   --------------   -------------   -------------   -------------
Russell 2000 Index        14         September-01      $3,516,009      $3,563,000        $46,991
                                                                                         =======


Investment security transactions for the period ended June 30, 2001, were as follows:


COST OF PURCHASES:
Stocks and long-term corporate debt securities .........    $  4,844,561
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities .........       2,603,813

As of June 30, 2001, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:



Aggregate gross unrealized appreciation .........    $  16,184,036
Aggregate gross unrealized depreciation .........      (16,874,703)
                                                     -------------
Net unrealized depreciation .....................    $    (690,667)
                                                     =============
Federal income tax cost of investments ..........    $  81,607,481
                                                     =============

At June 30, 2001, the Portfolio had loaned securities with a total value $9,916,978 which was secured by collateral valued at $10,232,920, of which $14,400 was in the form of U.S. Government securities.


                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2001 (Unaudited)




                                       NUMBER OF                VALUE
                                         SHARES                (NOTE 1)
                                     -----------             -------------
COMMON STOCKS:
AUSTRALIA (0.5%)
Brambles Industries Ltd. ...........    23,000                $    563,095
Publishing & Broadcasting Ltd. .....   102,000                     472,388
                                                              ------------
  TOTAL AUSTRALIA ..................                             1,035,483
                                                              ------------
CANADA (1.0%)
Alcan, Inc. ........................     7,090                     297,927
Celestica, Inc.* ...................    26,963                   1,388,594
Royal Bank of Canada ...............    10,480                     335,252
                                                              ------------
  TOTAL CANADA .....................                             2,021,773
                                                              ------------
JAPAN (16.6%)
Canon, Inc. ........................    92,000                   3,717,023
Fanuc Ltd. .........................    11,600                     577,466
Fuji Television Network, Inc. ......        86                     494,304
Fujisawa Pharmaceutical Co.,
  Ltd. .............................     9,000                     203,455
Fujitsu Ltd. .......................    38,000                     399,054
Hitachi Ltd. .......................    32,000                     314,241
Ito-Yokado Co., Ltd. ...............     7,000                     322,658
Kao Corp. ..........................    17,000                     422,462
KDDI Corp. .........................        49                     228,610
Kokuyo Co., Ltd. ...................    17,000                     178,524
Kyocera Corp. ......................    10,600                     934,707
Marui Co., Ltd.^ ...................    60,000                     865,766
Matsushita Communication
  Industrial Co., Ltd. .............    11,300                     514,522
Matsushita Electric Industrial
  Co., Ltd. ........................    80,000                   1,251,834
Mitsui Fudosan Co., Ltd. ...........   104,000                   1,120,494
Mizuho Holding, Inc.^ ..............       358                   1,664,516
Murata Manufacturing Co.,
  Ltd.^ ............................    22,800                   1,515,187
NEC Corp.^ .........................    98,000                   1,323,740
Nippon Telegraph & Telephone
  Corp. ............................       208                   1,083,811
Nomura Securities Co., Ltd.^ .......    94,000                   1,800,954
NTT DoCoMo, Inc. ...................       188                   3,270,352
Sankyo Co. .........................    40,000                     721,472
Seven-Eleven Japan Co., Ltd. .......    17,000                     663,674
Shin-Etsu Chemical Co., Ltd. .......    26,000                     954,587
Shiseido Co., Ltd. .................    36,000                     337,649
Sony Corp.^ ........................    47,100                   3,096,076
Sumitomo Corp. .....................    76,000                     531,869
Sumitomo Mitsui Banking Corp. ......   163,000                   1,345,866
TDK Corp. ..........................     7,800                     363,285
Tokyo Electron Ltd. ................    12,800                     774,700
Toshiba Corp. ......................   222,000                   1,172,776
UFJ Holdings, Inc.^ ................        66                     355,012
Yamanouchi Pharmaceutical Co.,
  Ltd. .............................    32,000                     897,832
                                                              ------------
  TOTAL JAPAN ......................                            33,418,478
                                                              ------------
LATIN AMERICA (1.8%)
BRAZIL (0.5%)
Pao de Acucar (ADR) ................    12,400                     287,804
Petroleo Brasilerio S.A. (ADR) .....    17,900                     465,400
Unibanco S.A. (GDR) ................    12,019                     305,884
                                                              ------------
                                                                 1,059,088
                                                              ------------


                                      NUMBER OF                  VALUE
                                       SHARES                   (NOTE 1)
                                       --------              --------------
MEXICO (1.3%)
Fomento Economico Mexicano
  S.A. de. C.V. ....................   192,000                $    816,705
Grupo Financiero Banamex
  Accival S.A., Class O ............   102,000                     264,044
Grupo Televisa S.A, (GDR)* .........    34,588                   1,383,866
Telefonos de Mexico -- Class L
  (ADR) ............................     4,734                     166,116
                                                              ------------
                                                                 2,630,731
                                                              ------------
  TOTAL LATIN AMERICA ..............                             3,689,819
                                                              ------------
OTHER EUROPEAN COUNTRIES (38.0%)
BELGIUM (0.7%)
Dexia ..............................    40,450                     641,713
Fortis (B) .........................    31,590                     762,162
UCB S.A. ...........................     2,460                      85,487
                                                              ------------
                                                                 1,489,362
                                                              ------------
FRANCE (12.0%)
Alcatel S.A. .......................    28,084                     587,231
Altran Technologies S.A.^ ..........     2,960                     137,818
Aventis S.A. .......................    48,377                   3,852,601
BNP Paribas S.A.^ ..................    27,073                   2,356,037
Bouygues S.A.^ .....................     9,010                     304,486
Canal Plus^ ........................     1,200                       3,586
Cap Gemini S.A.^ ...................     4,710                     342,904
Compagnie de Saint Gobain^ .........     6,780                     921,207
France Telecom .....................     3,730                      31,892
Groupe Danone^ .....................     4,140                     568,115
Hermes International* ..............     3,295                     454,669
L'Oreal ............................     4,020                     259,489
Lafarge S.A.^ ......................     1,398                     119,531
Legrand^ ...........................     4,320                     825,041
LVMH Moet Hennessy Louis
  Vuitton ..........................     3,720                     187,375
Orange S.A. ........................    87,350                     709,883
Sanofi-Synthelabo S.A.^ ............    33,076                   2,170,038
Schneider Electric S.A.^ ...........     5,079                     280,766
Societe Generale, Class A ..........     8,520                     504,522
Societe Television Francaise
  (T.F.1)^ .........................    37,597                   1,096,784
Sodexho^ ...........................    25,474                   1,189,311
Total FinaElf S.A.*^ ...............    36,872                   5,162,795
Vivendi Universal S.A. (ADR)^.......    36,863                   2,148,559
                                                              ------------
                                                                24,214,640
                                                              ------------
GERMANY (4.0%)
Allianz AG^ ........................     7,425                   2,179,230
Bayer AG ...........................     7,942                     309,272
Bayerische Hypo-und
  Vereinsbank AG^ ..................    14,213                     694,247
Deutsche Bank AG (Registered).......    26,720                   1,909,113
Deutsche Telekom AG
  (Registered) .....................     5,437                     122,708
E.On AG^ ...........................    19,149                     995,330
Gehe AG ............................    13,710                     533,885
Rhoen-Kilnikum AG ..................     5,030                     234,198
SAP AG .............................     5,310                     732,265
Siemens AG .........................     4,657                     281,880
                                                              ------------
                                                                 7,992,128
                                                              ------------

EQ ADVISORS TRUST
EQ/T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2001 (Unaudited)




                                             NUMBER OF                VALUE
                                               SHARES                (NOTE 1)
                                            ----------             ------------
IRELAND (0.3%)
SmartForce plc, Ltd. (ADR)* .............    19,574                $    689,592
                                                                   ------------
ITALY (5.5%)
Alleanza Assicurazioni^ .................    86,000                     907,129
Assicurazioni Generali S.p.A. ...........    17,573                     528,113
Banca Nazionale Del Lavoro
  S.p.A^ ................................    64,000                     200,463
Bipop-Carire S.p.A^ .....................    75,030                     282,014
ENI S.p.A^ ..............................   141,061                   1,719,579
IntasaBCI S.p.A.^ .......................   765,473                   2,702,207
Mediaset S.p.A.^ ........................    18,000                     151,465
Mediolanum S.p.A.^ ......................    43,580                     439,023
Olivetti S.p.A*^ ........................   520,954                     921,718
San Paolo IMI S.p.A. ....................     8,800                     112,788
Telecom Italia Mobile S.p.A. ............   223,880                    1,140,944
Telecom Italia S.p.A.^ ..................    64,289                     576,893
UniCredito Italiano S.p.A.^ .............   337,205                   1,447,287
                                                                   ------------
                                                                     11,129,623
                                                                   ------------
LUXEMBOURG (0.1%)
Societe Europeenne des Satellites             1,140                     149,585
                                                                   ------------
NETHERLANDS (7.7%)
ABN-Amro Holdings N.V. ..................    14,870                     279,332
Akzo Nobel N.V. .........................     4,090                     173,120
ASML Holding N.V. * .....................    48,060                    1,077,751
Elsevier N.V. ...........................    24,870                     309,489
Equant N.V.* ............................     3,730                      67,068
Fortis (NL) N.V. ........................    38,010                     924,134
ING Groep N.V. ..........................    62,710                   4,098,328
Koninklijke (Royal) KPN N.V. ............     5,371                      30,464
Koninklijke Royal Philips
  Electronics N.V. ......................    74,509                   1,974,897
Royal Dutch Petroleum Co. ...............    38,150                   2,195,474
STMicroelectronics N.V. .................    21,444                     744,290
VNU N.V. ................................    82,390                   2,789,891
Wolters Kluwer N.V. .....................    34,423                     925,220
                                                                   ------------
                                                                     15,589,458
                                                                   ------------
PORTUGAL (0.4%)
Jeronimo Martins & Filho ................    14,253                      91,701
Portugal Telecom, SGPS, S.A.
  (Bonus Rights) ........................    76,430                      10,352
Portugal Telecom, SGPS, S.A.
  (Registered) ..........................    89,830                     626,616
                                                                   ------------
                                                                        728,669
                                                                   ------------
SPAIN (2.8%)
Banco Bilbao Vizcaya
  Argentaria, S.A.* .....................   155,363                   2,009,665
Banco Santander Central
  Hispano S.A. ..........................   127,034                   1,150,685
Endesa, S.A.^ ...........................    43,175                     688,598
Repsol YPF, S.A.^ .......................    23,700                     391,233
Telefonica S.A.* ........................    76,862                     947,383
Telefonica, S.A. (ADR)* .................    10,947                     407,666
                                                                   ------------
                                                                      5,595,230
                                                                   ------------
SWITZERLAND (4.5%)
ABB AG Ltd ..............................    24,678                     373,467
Adecco S.A. .............................    40,050                   1,885,178
Credit Suisse Group .....................     2,360                     388,015
Nestle S.A. (Registered) ................    16,300                   3,464,419


                                             NUMBER OF                VALUE
                                              SHARES                 (NOTE 1)
                                            ----------            -------------
Roche Holding AG ........................    15,560                $  1,121,137
UBS AG (Registered) .....................    13,358                   1,913,807
                                                                   ------------
                                                                      9,146,023
                                                                   ------------
  TOTAL OTHER EUROPEAN COUNTRIES                                     76,724,310
                                                                   ------------
SCANDINAVIA (4.8%)
DENMARK (0.1%)
TDC A/S .................................     3,150                     113,614
                                                                   ------------
FINLAND (1.4%)
Nokia OYJ ...............................   124,115                   2,812,712
                                                                   ------------
NORWAY (0.4%)
Orkla ASA ...............................    32,580                     589,870
Statoil ASA .............................    20,090                     148,507
                                                                   ------------
                                                                        738,377
                                                                   ------------
SWEDEN (3.0%)
Electrolux AB, Class B ..................    27,210                     376,506
Hennes & Mauritz AB, Class B ............    48,010                     823,223
Nordea AB (NDA) .........................   280,292                   1,597,751
Sandvik AB ..............................     6,850                     137,924
Securitas AB, Class B^ ..................   120,698                   2,113,985
Telefonaktiebolaget LM Ericsson
  AB, Class B* ..........................   195,060                   1,067,068
                                                                   ------------
                                                                      6,116,457
                                                                   ------------
  TOTAL SCANDINAVIA .....................                             9,781,160
                                                                   ------------
SOUTHEAST ASIA (4.2%)
HONG KONG (2.3%)
Cheung Kong (Holdings) Ltd. .............   108,000                   1,176,953
China Mobile (Hong Kong)
  Ltd.* .................................   297,500                   1,571,451
Henderson Land Development
  Co., Ltd. .............................    67,000                     297,213
Hutchison Whampoa Ltd. ..................   163,600                   1,651,773
                                                                   ------------
                                                                      4,697,390
                                                                   ------------
KOREA (0.7%)
Korea Telecom Corp. (ADR) ...............    10,586                     232,680
Pohang Iron & Steel Co., Ltd. ...........    13,220                     260,699
Samsung Electronics Co. Ltd.
  (Foreign) .............................     6,628                     978,528
                                                                   ------------
                                                                      1,471,907
                                                                   ------------
SINGAPORE (0.7%)
Flextronics International Ltd.* .........    15,200                     396,872
United Overseas Bank Ltd. ...............   157,992                     997,205
                                                                   ------------
                                                                      1,394,077
                                                                   ------------
TAIWAN (0.5%)
Taiwan Semiconductor
  Manufacturing Co., Ltd.* ..............   543,312                   1,009,932
                                                                   ------------
  TOTAL SOUTHEAST ASIA ..................                             8,573,306
                                                                   ------------
SOUTHERN CENTRAL ASIA (0.7%)
INDIA (0.6%)
Global Tele-Systems Ltd. ................    26,000                      97,058
Hindustan Lever Ltd. ....................   137,000                     598,065
ICICI Ltd. ..............................   110,000                     168,367
ICICI Ltd. (ADR) ........................    25,157                     231,444
Reliance Industries Ltd. ................     7,000                      54,985
                                                                   ------------
                                                                      1,149,919
                                                                   ------------

EQ ADVISORS TRUST
EQ/T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2001 (Unaudited)


                                             NUMBER OF         VALUE
                                              SHARES          (NOTE 1)
                                           ------------   ---------------
ISRAEL (0.1%)
Check Point Software
  Technologies Ltd.* ...................       4,640      $    234,645
                                                          ------------
  TOTAL SOUTHERN CENTRAL ASIA ..........                     1,384,564
                                                          ------------
UNITED KINGDOM (23.7%)
Abbey National plc .....................      20,000           350,667
AstraZeneca plc ........................      59,611         2,781,269
Autonomy Corporation plc* ..............       3,000            17,533
BG Group plc ...........................      26,025           102,714
BP plc .................................     135,000         1,111,254
British Telecommunications plc .........      52,000           327,345
Cable & Wireless plc ...................      93,206           549,003
Cadbury Schweppes plc ..................     117,800           795,480
Celltech Group plc* ....................      36,000           607,372
Centrica plc ...........................      85,600           273,951
Compass Group plc ......................     392,740         3,147,115
David S. Smith Holdings plc ............      39,000            77,442
Diageo plc .............................     198,319         2,178,482
Dimension Data Holdings plc* ...........      22,000            83,653
Electrocomponents plc ..................      66,490           503,772
GKN plc ................................       7,000            67,232
GlaxoSmithKline plc ....................     315,675         8,891,302
Granada plc ............................     362,817           762,601
HAYS plc ...............................     103,777           267,818
Hilton Group plc .......................      42,000           141,365
HSBC Holdings plc ......................      52,000           615,016
Kingfisher plc .........................     117,345           635,826
Lattice Group plc * ....................      84,025           187,853
Reckitt Benckiser plc ..................      22,000           317,572
Reed International plc .................     365,000         3,238,386
Rio Tinto plc ..........................     111,061         1,973,859
Royal Bank of Scotland
  Group plc ............................     186,494         4,115,561
Sainsbury J plc ........................      37,010           231,027
Shell Transport &
  Trading Co. plc ......................     533,253         4,438,293
Standard Chartered plc .................      83,000         1,064,858
Tesco plc ..............................     263,200           950,754
Tomkins plc ............................     232,364           598,846
Unilever plc ...........................     100,400           846,946
United Business Media plc ..............      27,475           223,646
Vodafone Group plc .....................   1,484,025         3,291,675
WPP Group plc ..........................     216,600         2,135,264
                                                          ------------
  TOTAL UNITED KINGDOM .................                    47,902,752
                                                          ------------
TOTAL COMMON STOCKS (91.3%)
  (Cost $221,657,744)...................                   184,531,645
                                                          ------------




                                      NUMBER OF          VALUE
                                        SHARES          (NOTE 1)
                                     -----------      ------------
PREFERRED STOCKS:
AUSTRALIA (0.7%)
News Corp., Ltd. ....................  167,404        $  1,346,512
                                                      ------------
BRAZIL (1.0%)
Petroleo Brasilerio S.A. ............   65,836           1,544,421
Telebras S.A. (ADR) (Block) .........    8,350             390,363
                                                      ------------
                                                         1,934,784
                                                      ------------
TOTAL PREFERRED STOCKS: (1.7%)
  (Cost $4,435,506)..................                    3,281,296
                                                      ------------
TOTAL INVESTMENTS (93.0%)
  (Cost $226,093,250)................                  187,812,941
OTHER ASSETS LESS
  LIABILITIES (7.0%) ................                   14,078,089
                                                      ------------
NET ASSETS (100%) ...................                 $201,891,030
                                                      ============


--------------------------------------------------------------------------------
MARKET SECTOR DIVERSIFICATION

As a Percentage of Total Equity



Financials
  Banks ............................       15.6
  Diversified Financials ...........        5.0
  Insurance ........................        5.0
  Real Estate ......................        3.0
                                           ----
Total Financial ....................                   28.6%
Information Technology .............                   20.7
Consumer Discretionary .............                   15.6
Industrials ........................                   10.7
Health Care ........................                   10.6
Consumer Staples ...................                    7.7
Materials ..........................                    2.5
Energy .............................                    1.9
Telecommunication Services .........                    1.7
                                                      -----
                                                      100.0%
                                                      =====

---------------------
*    Non-income producing.

^    All, or portion of security out on loan (Note 1).

     Glossary:

     ADR--American Depositary Receipt

     GDR--Global Depositary Receipt

EQ ADVISORS TRUST
EQ/T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2001 (Unaudited)


--------------------------------------------------------------------------------
Investment security transactions for the period ended June 30, 2001 were as follows:



COST OF PURCHASES:
Stocks and long-term corporate debt securities .........    $ 43,349,017
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities .........      27,969,759

As of June 30, 2001, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:



Aggregate gross unrealized appreciation .........    $   7,592,497
Aggregate gross unrealized depreciation .........      (45,872,806)
                                                     -------------
Net unrealized depreciation .....................    $ (38,280,309)
                                                     =============
Federal income tax cost of investments ..........    $ 226,093,250
                                                     =============

At June 30, 2001, the Portfolio had loaned securities with a total value of $29,686,139 which was secured by collateral of $31,049,223.













































                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/AGGRESSIVE STOCK PORTFOLIO


--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2001 (UNAUDITED)

 ASSETS
   Investments at value (Cost $2,986,161,153) (Note 1) ..........  $2,860,039,236
   Cash (Foreign cash $2,732) ...................................      23,571,651
   Short-term investments held as collateral for loaned
    securities ..................................................     291,029,088
   Receivable for securities sold ...............................      43,814,185
   Dividends, interest and other receivables ....................         662,864
                                                                   --------------
    Total assets ................................................   3,219,117,024
                                                                   --------------
 LIABILITIES
   Collateral held for loaned securities ........................     291,029,088
   Payable for securities purchased .............................      30,076,280
   Investment management/advisory fees payable ..................       1,446,300
   Trustees' fees payable .......................................         185,719
   Payable to custodian .........................................          60,515
   Distribution fees payable ....................................          50,441
   Accrued expenses (Note 1) ....................................         389,207
                                                                   --------------
    Total liabilities ...........................................     323,237,550
                                                                   --------------
 NET ASSETS .....................................................  $2,895,879,474
                                                                   ==============
   Net assets were comprised of:
   Paid in capital ..............................................  $3,510,385,105
   Accumulated undistributed net investment income ..............      12,734,169
   Accumulated undistributed net realized loss ..................    (501,117,767)
   Unrealized depreciation on investments and foreign
    currencies ..................................................    (126,122,033)
                                                                   --------------
   Net assets, June 30, 2001 ....................................  $2,895,879,474
                                                                   ==============
 CLASS IA
   Net asset value, offering and redemption price per share,
    $2,643,954,805 /102,659,985 shares outstanding (unlimited
    amount authorized: $0.01 par value) (Note 1) ................  $        25.75
                                                                   ==============
 CLASS IB
   Net asset value, offering and redemption price per share,
    $251,924,669 / 9,842,228 shares outstanding (unlimited
    amount authorized: $0.01 par value) (Note 1) ................  $        25.60
                                                                   ==============

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)

 INVESTMENT INCOME
   Dividends (net of $4,288 foreign withholding tax) ......  $    5,624,387
   Interest ...............................................      18,010,114
   Securities lending (net) ...............................         238,172
                                                             --------------
    Total income ..........................................      23,872,673
                                                             --------------
 EXPENSES (NOTES 1,2,3,4, AND 7)
   Investment management fee ..............................       9,333,026
   Administrative fees ....................................         620,106
   Distribution fees--Class IB ............................         307,597
   Printing and mailing expenses ..........................         304,233
   Custodian fees .........................................         272,236
   Professional fees ......................................          78,771
   Trustees' fees .........................................          27,865
   Miscellaneous ..........................................          11,898
                                                             --------------
    Total expenses ........................................      10,955,732
                                                             --------------
 NET INVESTMENT INCOME ....................................      12,916,941
                                                             --------------
 REALIZED AND UNREALIZED GAIN (LOSS) (NOTE 1)
   Realized loss on:
   Securities .............................................    (185,265,381)
   Foreign currency transactions ..........................        (225,624)
   Future contracts .......................................    (157,015,283)
                                                             --------------
    Net realized loss .....................................    (342,506,288)
                                                             --------------
   Change in unrealized appreciation (depreciation) on:
   Securities .............................................    (245,095,239)
   Foreign currency translations ..........................          27,246
   Future contracts .......................................      18,118,923
                                                             --------------
    Net change in unrealized depreciation .................    (226,949,070)
                                                             --------------
 NET REALIZED AND UNREALIZED LOSS .........................    (569,455,358)
                                                             --------------
 NET DECREASE IN NET ASSETS RESULTING FROM
 OPERATIONS ...............................................  $ (556,538,417)
                                                             ==============






                                                                                             SIX MONTHS ENDED
                                                                                              JUNE 30, 2001        YEAR ENDED
                                                                                               (UNAUDITED)      DECEMBER 31, 2000
STATEMENT OF CHANGES IN NET ASSETS                                                         ------------------- ------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income ...................................................................  $     12,916,941    $     14,004,219
 Net realized loss on investments ........................................................      (342,506,288)        (66,701,936)
 Net change in unrealized depreciation on investments and foreign currencies .............      (226,949,070)       (498,967,662)
                                                                                            ----------------    ----------------
 NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ....................................      (556,538,417)       (551,665,379)
                                                                                            ----------------    ----------------
DIVIDENDS AND DISTRIBUTIONS:
 Dividends from net investment income
 Class IA ................................................................................                --         (13,644,303)
 Class IB ................................................................................                --            (442,342)
                                                                                            ----------------    ----------------
                                                                                                          --         (14,086,645)
                                                                                            ----------------    ----------------
 Distributions from net realized capital gains
 Class IA ................................................................................        (3,032,262)       (253,794,100)
 Class IB ................................................................................          (278,780)        (18,714,410)
                                                                                            ----------------    ----------------
                                                                                                  (3,311,042)       (272,508,510)
                                                                                            ----------------    ----------------
 TOTAL DIVIDENDS AND DISTRIBUTIONS .......................................................        (3,311,042)       (286,595,155)
                                                                                            ----------------    ----------------
CAPITAL SHARES TRANSACTIONS (NOTE 1):
 CLASS IA
 Capital shares sold [ 37,218,152 and 22,748,283 shares, respectively ] ..................     1,022,883,753         783,492,676
 Capital shares issued in reinvestment of dividends and distributions [ 114,511 and
  8,176,738 shares, respectively ] .......................................................         3,032,262         267,438,403
 Capital shares repurchased [ (42,035,532) and (38,508,838) shares, respectively ] .......    (1,152,627,037)     (1,352,119,232)
                                                                                            ----------------    ----------------
 Total Class IA transactions .............................................................      (126,711,022)       (301,188,153)
                                                                                            ----------------    ----------------
 CLASS IB
 Capital shares sold [ 9,007,887 and 14,381,621 shares, respectively ] ...................       240,853,837         511,479,625
 Capital shares issued in reinvestment of dividends and distributions [ 10,592 and
  589,613 shares, respectively ] .........................................................           278,780          19,156,752
 Capital shares repurchased [ (7,971,296) and (12,342,657) shares, respectively ] ........      (212,434,611)       (439,588,533)
                                                                                            ----------------    ----------------
 Total Class IB transactions .............................................................        28,698,006          91,047,844
                                                                                            ----------------    ----------------
 NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL SHARES TRANSACTIONS                           (98,013,016)       (210,140,309)
                                                                                            ----------------    ----------------
TOTAL DECREASE IN NET ASSETS .............................................................      (657,862,475)     (1,048,400,843)
NET ASSETS:
 Beginning of period .....................................................................     3,553,741,949       4,602,142,792
                                                                                            ----------------    ----------------
 End of period (a) .......................................................................  $  2,895,879,474    $  3,553,741,949
                                                                                            ================    ================
----------
 (a) Includes accumulated undistributed (overdistributed) net investment income of: ......  $     12,734,169    $       (182,772)
                                                                                            ----------------    ----------------

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/ALLIANCE COMMON STOCK PORTFOLIO


--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2001 (UNAUDITED)

 ASSETS
   Investments at value (Cost $13,100,980,078) (Note 1)..........  $12,666,684,153
   Cash .........................................................      506,806,480
   Short-term investments held as collateral for loaned
    securities ..................................................      708,651,814
   Receivable for securities sold ...............................       22,348,443
   Dividends, interest and other receivables ....................        8,363,077
   Other assets .................................................          110,316
                                                                   ---------------
    Total assets ................................................   13,912,964,283
                                                                   ---------------
 LIABILITIES
   Collateral held for loaned securities ........................      708,651,814
   Options written at value (Premiums received $135,921,401)
    (Note 1) ....................................................       94,682,861
   Investment management/advisory fees payable ..................        5,016,547
   Payable to custodian .........................................          809,546
   Payable for securities purchased .............................          690,000
   Trustees' fees payable .......................................          458,951
   Distribution fees payable ....................................          407,924
   Accrued expenses (Note 1) ....................................          983,896
                                                                   ---------------
    Total liabilities ...........................................      811,701,539
                                                                   ---------------
 NET ASSETS .....................................................  $13,101,262,744
                                                                   ===============
   Net assets were comprised of:
   Paid in capital ..............................................  $13,588,831,172
   Accumulated undistributed net investment income ..............       46,269,765
   Accumulated undistributed net realized loss ..................     (140,815,613)
   Unrealized depreciation on investments and foreign
    currencies ..................................................     (393,022,580)
                                                                   ---------------
    Net assets, June 30, 2001 ...................................  $13,101,262,744
                                                                   ===============
 CLASS IA
   Net asset value, offering and redemption price per share
    $11,125,923,219 / 640,917,938 shares outstanding
    (unlimited amount authorized: $0.01 par value) (Note 1)......  $         17.36
                                                                   ===============
 CLASS IB
   Net asset value, offering and redemption price per share
    $1,975,339,525/ 114,583,695 shares outstanding (unlimited
    amount authorized: $0.01 par value) (Note 1).................  $         17.24
                                                                   ===============

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)

 INVESTMENT INCOME
   Dividends (net of $702,439 foreign withholding tax)+ .....  $   77,001,465
   Interest .................................................      11,707,282
   Securities lending (net) .................................       1,282,623
                                                               --------------
     Total income ...........................................      89,991,370
                                                               --------------
 EXPENSES (NOTES 1,2,3,4, AND 7)
   Investment management fee ................................      30,992,066
   Distribution fees--Class IB ..............................       2,452,532
   Administrative fees ......................................       1,662,641
   Printing and mailing expenses ............................       1,378,456
   Custodian fees ...........................................       1,233,602
   Professional fees ........................................         356,859
   Trustees' fees ...........................................         237,743
   Miscellaneous ............................................          65,108
                                                               --------------
    Total expenses ..........................................      38,379,007
                                                               --------------
 NET INVESTMENT INCOME ......................................      51,612,363
                                                               --------------
 REALIZED AND UNREALIZED GAIN (LOSS) (NOTE 1)
   Realized gain (loss) on:
   Securities ...............................................    (533,634,793)
   Options written ..........................................     521,345,536
   Foreign currency Transactions ............................        (236,243)
                                                               --------------
    Net realized loss .......................................     (12,525,500)
                                                               --------------
   Change in unrealized appreciation (depreciation):
   Securities ...............................................    (297,495,762)
   Options written ..........................................      23,474,960
   Foreign currency translations ............................         (90,373)
                                                               --------------
    Net change in unrealized depreciation ...................    (274,111,175)
                                                               --------------
 NET REALIZED AND UNREALIZED LOSS                                (286,636,675)
                                                               --------------
 NET DECREASE IN NET ASSETS RESULTING FROM
 OPERATIONS .................................................  $ (235,024,312)
                                                               ==============

   +From affiliated companies ...............................  $       95,960
                                                               --------------






                                                                                             SIX MONTHS ENDED
                                                                                              JUNE 30, 2001        YEAR ENDED
                                                                                               (UNAUDITED)      DECEMBER 31, 2000
STATEMENT OF CHANGES IN NET ASSETS                                                         ------------------- ------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income ...................................................................   $    51,612,363    $     90,722,242
 Net realized gain (loss) on investments .................................................       (12,525,500)      2,206,705,860
 Net change in unrealized depreciation on investments and foreign currencies .............      (274,111,175)     (4,561,870,766)
                                                                                             ---------------    ----------------
 NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ....................................      (235,024,312)     (2,264,442,664)
                                                                                             ---------------    ----------------
DIVIDENDS AND DISTRIBUTIONS:
 Dividends from net investment income
 Class IA ................................................................................        (2,477,264)        (83,256,426)
 Class IB ................................................................................          (435,125)         (8,655,100)
                                                                                             ---------------    ----------------
                                                                                                  (2,912,389)        (91,911,526)
                                                                                             ---------------    ----------------
 Distributions from net realized capital gains
 Class IA ................................................................................      (205,485,909)     (2,403,095,771)
 Class IB ................................................................................       (36,093,067)       (376,784,456)
                                                                                             ---------------    ----------------
                                                                                                (241,578,976)     (2,779,880,227)
                                                                                             ---------------    ----------------
 TOTAL DIVIDENDS AND DISTRIBUTIONS .......................................................      (244,491,365)     (2,871,791,753)
                                                                                             ---------------    ----------------
CAPITAL SHARES TRANSACTIONS (NOTE 1):
 CLASS IA
 Capital shares sold [ 16,648,468 and 20,517,646 shares, respectively ] ..................       309,452,108         508,323,389
 Capital shares issued in reinvestment of dividends and distributions [ 11,618,054 and
  132,918,872 shares, respectively ] .....................................................       207,963,173       2,486,352,197
 Capital shares repurchased [(43,455,741) and (68,696,631) shares, respectively ] ........      (787,386,893)     (1,699,547,693)
                                                                                             ---------------    ----------------
 Total Class IA transactions .............................................................      (269,971,612)      1,295,127,893
                                                                                             ---------------    ----------------
 CLASS IB
 Capital shares sold [ (10,248,110) and (24,423,674) shares, respectively ] ..............       185,872,321         603,452,274
 Capital shares issued in reinvestment of dividends and distributions [ 2,054,454 and
  20,885,959 shares, respectively ] ......................................................        36,528,192         385,439,556
 Capital shares repurchased [ (4,996,444) and (1,068,253) shares, respectively ] .........       (87,822,427)        (25,174,656)
                                                                                             ---------------    ----------------
 Total Class IB transactions .............................................................       134,578,086         963,717,174
                                                                                             ---------------    ----------------
 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARES
TRANSACTIONS .............................................................................      (135,393,526)      2,258,845,067
                                                                                             ---------------    ----------------
TOTAL DECREASE IN NET ASSETS .............................................................      (614,909,203)     (2,877,389,350)
NET ASSETS:
 Beginning of period .....................................................................    13,716,171,947      16,593,561,297
                                                                                             ---------------    ----------------
 End of period (a) .......................................................................   $13,101,262,744    $ 13,716,171,947
                                                                                             ===============    ================
----------
 (a) Includes accumulated undistributed (overdistributed) net investment income of: ......   $    46,269,765    $     (2,430,209)
                                                                                             ---------------    ----------------

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/ALLIANCE GLOBAL PORTFOLIO

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2001 (UNAUDITED)

 ASSETS
   Investments at value (Cost $1,500,333,505) (Note 1)...........  $1,485,882,526
   Cash (Foreign cash $362,482 ).................................          14,886
   Short-term investments held as collateral for loaned
    securities ..................................................     146,574,521
   Dividends, interest and other receivables ....................         601,556
   Other assets .................................................          12,759
                                                                   --------------
    Total assets ................................................   1,633,086,248
                                                                   --------------
 LIABILITIES
   Collateral held for loaned securities ........................     146,574,521
   Investment management/advisory fees payable ..................         899,743
   Payable to custodian .........................................         134,306
   Trustees' fees payable .......................................          50,534
   Distribution fees payable ....................................          40,482
   Accrued expenses (Note 1) ....................................         134,945
                                                                   --------------
    Total liabilities ...........................................     147,834,531
                                                                   --------------
 NET ASSETS .....................................................  $1,485,251,717
                                                                   ==============
   Net assets were comprised of:
   Paid in capital ..............................................  $1,564,026,284
   Accumulated overdistributed net investment income ............        (835,482)
   Accumulated undistributed net realized loss ..................     (63,482,394)
   Unrealized depreciation on investments and foreign
    currencies ..................................................     (14,456,691)
                                                                   --------------
    Net assets, June 30, 2001 ...................................  $1,485,251,717
                                                                   ==============
 CLASS IA
   Net asset value, offering and redemption price per share,
    $1,288,552,859 / 80,933,191 shares outstanding (unlimited
    amount authorized: $0.01 par value) (Note 1).................  $        15.92
                                                                   ==============
 CLASS IB
   Net asset value, offering and redemption price per share,
    $196,698,858 / 12,461,814 shares outstanding (unlimited
    amount authorized: $0.01 par value) (Note 1).................  $        15.78
                                                                   ==============

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)

 INVESTMENT INCOME
   Dividends (net of $692,254 foreign withholding tax).....   $    8,136,257
   Interest ...............................................          303,639
   Securities lending (net) ...............................          244,469
                                                              --------------
    Total income ..........................................        8,684,365
                                                              --------------
 EXPENSES (NOTES 1,2,3,4, AND 7)
   Investment management fee ..............................        5,756,508
   Distribution fees--Class IB ............................          244,219
   Administrative fees ....................................          237,034
   Printing and mailing expenses ..........................          153,872
   Custodian fees .........................................          138,861
   Professional fees ......................................           42,285
   Trustees' fees .........................................           29,187
   Miscellaneous ..........................................            7,455
                                                              --------------
    Total expenses ........................................        6,609,421
                                                              --------------
 NET INVESTMENT INCOME ....................................        2,074,944
                                                              --------------
 REALIZED AND UNREALIZED GAIN (LOSS) (NOTE 1)
   Realized loss on:
   Securities .............................................      (32,536,468)
   Foreign currency transactions ..........................         (813,036)
                                                              --------------
    Net realized loss .....................................      (33,349,504)
                                                              --------------
   Change in unrealized appreciation (depreciation):
   Securities .............................................     (204,247,237)
   Foreign currency translations ..........................            1,619
                                                              --------------
    Net change in unrealized depreciation .................     (204,245,618)
                                                              --------------
 NET REALIZED AND UNREALIZED LOSS .........................     (237,595,122)
                                                              --------------
 NET DECREASE IN NET ASSETS RESULTING FROM
 OPERATIONS ...............................................   $ (235,520,178)
                                                              ==============






                                                                                             SIX MONTHS ENDED
                                                                                              JUNE 30, 2001        YEAR ENDED
                                                                                               (UNAUDITED)      DECEMBER 31, 2000
STATEMENT OF CHANGES IN NET ASSETS                                                         ------------------- ------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income (loss) ............................................................  $      2,074,944    $     (1,020,428)
 Net realized gain (loss) on investments .................................................       (33,349,504)         37,254,271
 Net change in unrealized depreciation on investments and foreign currencies .............      (204,245,618)       (421,772,027)
                                                                                            ----------------    ----------------
 NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ....................................      (235,520,178)       (385,538,184)
                                                                                            ----------------    ----------------
DIVIDENDS AND DISTRIBUTIONS:
 Dividends from net investment income
 Class IA ................................................................................                --          (2,994,715)
 Class IB ................................................................................                --            (285,369)
                                                                                            ----------------    ----------------
                                                                                                          --          (3,280,084)
                                                                                            ----------------    ----------------
 Distributions from net realized capital gains
 Class IA ................................................................................          (547,309)       (168,731,189)
 Class IB ................................................................................           (80,685)        (18,168,393)
                                                                                            ----------------    ----------------
                                                                                                    (627,994)       (186,899,582)
                                                                                            ----------------    ----------------
 TOTAL DIVIDENDS AND DISTRIBUTIONS .......................................................          (627,994)       (190,179,666)
                                                                                            ----------------    ----------------
CAPITAL SHARES TRANSACTIONS (NOTE 1):
CLASS IA
 Capital shares sold [ 71,336,065 and 71,805,312 shares, respectively ] ..................     1,230,842,652       1,628,962,848
 Capital shares issued in reinvestment of dividends and distributions [ 32,852 and
  8,100,311 shares, respectively ] .......................................................           547,309         171,725,904
 Capital shares repurchased [ (73,082,884) and (71,557,587) shares, respectively ] .......    (1,265,584,790)     (1,624,059,776)
                                                                                            ----------------    ----------------
 Total Class IA transactions .............................................................       (34,194,829)        176,628,976
                                                                                            ----------------    ----------------
CLASS IB
 Capital shares sold [ 3,941,075 and 13,740,627 shares, respectively ] ...................        68,271,109         328,080,576
 Capital shares issued in reinvestment of dividends and distributions [ 4,884 and 895,578
  shares, respectively ] .................................................................            80,685          18,453,762
 Capital shares repurchased [ (2,293,791) and (8,659,064) shares, respectively ] .........       (40,033,366)       (210,405,796)
                                                                                            ----------------    ----------------
 Total Class IB transactions .............................................................        28,318,428         136,128,542
                                                                                            ----------------    ----------------
 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARES
 TRANSACTIONS ............................................................................        (5,876,401)        312,757,518
                                                                                            ----------------    ----------------
TOTAL DECREASE IN NET ASSETS .............................................................      (242,024,573)       (262,960,332)

NET ASSETS:
 Beginning of period .....................................................................     1,727,276,290       1,990,236,622
                                                                                            ----------------    ----------------
 End of period (a) .......................................................................  $  1,485,251,717    $  1,727,276,290
                                                                                            ================    ================
----------
 (a) Includes accumulated overdistributed net investment income of: ......................  $       (835,482)   $     (2,910,426)
                                                                                            ----------------    ----------------

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/ALLIANCE GROWTH AND INCOME PORTFOLIO

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2001 (UNAUDITED)

 ASSETS
   Investments at value (Cost $2,062,883,531) (Note 1)...........   $ 2,220,257,021
   Cash .........................................................            32,569
   Short-term investments held as collateral for loaned
    securities ..................................................       128,127,690
   Dividends, interest and other receivables ....................         1,782,371
   Receivable for securities sold ...............................           843,165
   Other assets .................................................            10,090
                                                                    ---------------
    Total assets ................................................     2,351,052,906
                                                                    ---------------
 LIABILITIES
   Collateral held for loaned securities ........................       128,127,690
   Payable for securities purchased .............................        18,204,329
   Investment management/advisory fees payable ..................           794,758
   Payable to custodian .........................................           175,779
   Distribution fees payable ....................................           125,259
   Trustees' fees payable .......................................            11,912
   Accrued expenses (Note 1) ....................................           173,168
                                                                    ---------------
    Total liabilities ...........................................       147,612,895
                                                                    ---------------
 NET ASSETS .....................................................   $ 2,203,440,011
                                                                    ===============
   Net assets were comprised of:
   Paid in capital ..............................................   $ 1,968,802,617
   Accumulated undistributed net investment income ..............         9,577,498
   Accumulated undistributed net realized gain ..................        67,686,406
   Unrealized appreciation on investments .......................       157,373,490
                                                                    ---------------
    Net assets, June 30, 2001 ...................................   $ 2,203,440,011
                                                                    ===============
 CLASS IA
   Net asset value, offering and redemption price per share,
    $1,602,721,778 / 87,665,062 shares outstanding (unlimited
    amount authorized: $0.01 par value) (Note 1).................   $         18.28
                                                                    ===============
 CLASS IB
   Net asset value, offering and redemption price per share,
    $600,718,233 / 33,066,754 shares outstanding (unlimited
    amount authorized: $0.01 par value) (Note 1).................   $         18.17
                                                                    ===============

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)

 INVESTMENT INCOME
   Dividends (net of $218,659 foreign withholding tax).    $  13,984,034
   Interest ...........................................        2,783,184
   Securities lending (net) ...........................          113,465
                                                           -------------
    Total income ......................................       16,880,683
                                                           -------------
 EXPENSES (NOTES 1,2,3,4, AND 7)
   Investment management fee ..........................        5,858,374
   Distribution fees--Class IB ........................          662,573
   Administrative fees ................................          267,623
   Printing and mailing expenses ......................          218,659
   Custodian fees .....................................          197,327
   Professional fees ..................................           55,998
   Trustees' fees .....................................           12,156
   Miscellaneous ......................................            7,612
                                                           -------------
    Total expenses ....................................        7,280,322
                                                           -------------
 NET INVESTMENT INCOME ................................        9,600,361
                                                           -------------
 REALIZED AND UNREALIZED GAIN (LOSS) (NOTE 1)
   Realized gain on securities ........................       97,015,002
   Net change in unrealized depreciation on securities       (43,942,312)
                                                           -------------
 NET REALIZED AND UNREALIZED GAIN .....................       53,072,690
                                                           -------------
 NET INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS ...........................................    $  62,673,051
                                                           =============


                                                                                          SIX MONTHS ENDED
                                                                                           JUNE 30, 2001       YEAR ENDED
                                                                                            (UNAUDITED)     DECEMBER 31, 2000
STATEMENT OF CHANGES IN NET ASSETS                                                       ----------------- ------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income .................................................................  $    9,600,361     $   14,812,040
 Net realized gain on investments ......................................................      97,015,002         83,406,363
 Net change in unrealized appreciation (depreciation) on investments ...................     (43,942,312)        41,831,185
                                                                                          --------------     --------------
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................      62,673,051        140,049,588
                                                                                          --------------     --------------
DIVIDENDS AND DISTRIBUTIONS:
 Dividends from net investment income
 Class IA ..............................................................................        (214,430)       (11,997,371)
 Class IB ..............................................................................         (78,386)        (2,979,262)
                                                                                          --------------     --------------
                                                                                                (292,816)       (14,976,633)
                                                                                          --------------     --------------
 Distributions from net realized capital gains
 Class IA ..............................................................................              --       (136,918,156)
 Class IB ..............................................................................              --        (41,729,004)
                                                                                          --------------     --------------
                                                                                                      --       (178,647,160)
                                                                                          --------------     --------------
 TOTAL DIVIDENDS AND DISTRIBUTIONS .....................................................        (292,816)      (193,623,793)
                                                                                          --------------     --------------
CAPITAL SHARES TRANSACTIONS (NOTE 1):
 CLASS IA
 Capital shares sold [ 30,224,526 and 34,583,063 shares, respectively ] ................     549,874,882        652,999,444
 Capital shares issued in reinvestment of dividends and distributions [ 11,616 and
  8,600,357 shares, respectively ] .....................................................         214,430        148,915,527
 Capital shares repurchased [ (22,676,923) and (31,158,838) shares, respectively ] .....    (412,591,846)      (587,942,569)
                                                                                          --------------     --------------
 Total Class IA transactions ...........................................................     137,497,466        213,972,402
                                                                                          --------------     --------------
 CLASS IB
 Capital shares sold [ 10,047,110 and 9,528,340 shares, respectively ] .................     181,049,269        177,482,534
 Capital shares issued in reinvestment of dividends and distributions [ 4,272 and
  2,604,816 shares, respectively ] .....................................................          78,386         44,708,266
 Capital shares repurchased [ (3,360,291) and (163,439) shares, respectively ] .........     (60,409,830)        (3,026,222)
                                                                                          --------------     --------------
 Total Class IB transactions ...........................................................     120,717,825        219,164,578
                                                                                          --------------     --------------
 NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARES TRANSACTIONS .................     258,215,291        433,136,980
                                                                                          --------------     --------------
TOTAL INCREASE IN NET ASSETS ...........................................................     320,595,526        379,562,775

NET ASSETS:
 Beginning of period ...................................................................   1,882,844,485      1,503,281,710
                                                                                          --------------     --------------
 End of period (a) .....................................................................  $2,203,440,011     $1,882,844,485
                                                                                          ==============     ==============
----------
 (a) Includes accumulated undistributed net investment income of: ......................  $    9,577,498     $      269,953
                                                                                          --------------     --------------

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/ALLIANCE GROWTH INVESTORS PORTFOLIO


--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2001 (UNAUDITED)

 ASSETS
   Investments at value (Cost $2,270,683,194) (Note 1) .........  $2,316,801,938
   Cash (Foreign cash $151,800) ................................      89,829,845
   Short-term investments held as collateral for loaned
    securities .................................................     230,355,574
   Receivable for securities sold ..............................      14,166,664
   Dividends, interest and other receivables ...................       9,092,057
   Other assets ................................................          17,909
                                                                  --------------
    Total assets ...............................................   2,660,263,987
                                                                  --------------
 LIABILITIES
   Collateral held for loaned securities .......................     230,355,574
   Payable for securities purchased ............................      37,811,236
   Investment management/advisory fees payable .................       1,174,106
   Payable to custodian ........................................         374,999
   Distribution fees payable ...................................          69,457
   Trustees' fees payable ......................................          43,992
   Accrued expenses (Note 1) ...................................         217,755
                                                                  --------------
    Total liabilities ..........................................     270,047,119
                                                                  --------------
 NET ASSETS ....................................................  $2,390,216,868
                                                                  ==============
   Net assets were comprised of:
   Paid in capital .............................................  $2,368,309,419
   Accumulated undistributed net investment income .............      25,439,638
   Accumulated undistributed net realized loss .................     (49,630,941)
   Unrealized appreciation on investments and foreign
    currencies .................................................      46,098,752
                                                                  --------------
    Net assets, June 30, 2001 ..................................  $2,390,216,868
                                                                  ==============
 CLASS IA
   Net asset value, offering and redemption price per share,
    $2,051,909,583/114,930,658 shares outstanding (unlimited
    amount authorized: $0.01 par value) (Note 1) ...............  $        17.85
                                                                  ==============
 CLASS IB
   Net asset value, offering and redemption price per share,
    $338,307,285/19,036,730 shares outstanding (unlimited
    amount authorized: $0.01 par value) (Note 1) ...............  $        17.77
                                                                  ==============

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)

 INVESTMENT INCOME
   Dividends (net of $251,268 foreign withholding tax) .....   $    7,797,316
   Interest (net of $37,273 foreign withholding) ...........       25,240,198
   Securities lending (net) ................................          738,597
                                                               --------------
    Total income ...........................................       33,776,111
                                                               --------------
 EXPENSES (NOTES 1,2,3,4, AND 7)
   Investment management fee ...............................        6,942,660
   Distribution fees--Class IB .............................          409,947
   Administrative fees .....................................          348,999
   Printing and mailing expenses ...........................          243,946
   Custodian fees ..........................................          220,146
   Professional fees .......................................           36,153
   Trustees' fees ..........................................           13,534
   Miscellaneous ...........................................           10,905
                                                               --------------
    Total expenses .........................................        8,226,290
                                                               --------------
 NET INVESTMENT INCOME .....................................       25,549,821
                                                               --------------
 REALIZED AND UNREALIZED GAIN (LOSS) (NOTE 1)
   Realized loss on:
   Securities ..............................................      (29,108,896)
   Foreign currency transactions ...........................         (228,482)
                                                               --------------
    Net realized loss ......................................      (29,337,378)
                                                               --------------
   Change in unrealized appreciation (depreciation):
   Securities ..............................................     (174,820,983)
   Foreign currency translation ............................           14,152
                                                               --------------
    Net change in unrealized depreciation ..................     (174,806,831)
                                                               --------------
 NET REALIZED AND UNREALIZED LOSS ..........................     (204,144,209)
                                                               --------------
 NET DECREASE IN NET ASSETS RESULTING FROM
 OPERATIONS ................................................   $ (178,594,388)
                                                               ==============




                                                                                            SIX MONTHS ENDED
                                                                                             JUNE 30, 2001       YEAR ENDED
                                                                                              (UNAUDITED)     DECEMBER 31, 2000
STATEMENT OF CHANGES IN NET ASSETS                                                         ----------------- ------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income ...................................................................  $   25,549,821     $   51,008,897
 Net realized gain (loss) on investments .................................................     (29,337,378)       131,596,090
 Net change in unrealized depreciation on investments and foreign currencies .............    (174,806,831)      (370,325,237)
                                                                                            --------------     --------------
 NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ....................................    (178,594,388)      (187,720,250)
                                                                                            --------------     --------------
DIVIDENDS AND DISTRIBUTIONS:
 Dividends from net investment income
 Class IA ................................................................................              --        (43,616,423)
 Class IB ................................................................................              --         (5,501,488)
                                                                                            --------------     --------------
                                                                                                        --        (49,117,911)
                                                                                            --------------     --------------
 Distributions from net realized capital gains
 Class IA ................................................................................              --       (157,930,561)
 Class IB ................................................................................              --        (21,704,243)
                                                                                            --------------     --------------
                                                                                                        --       (179,634,804)
                                                                                            --------------     --------------
 TOTAL DIVIDENDS AND DISTRIBUTIONS .......................................................              --       (228,752,715)
                                                                                            --------------     --------------
CAPITAL SHARES TRANSACTIONS (NOTE 1):
 CLASS IA
 Capital shares sold [ 3,223,708 and 5,092,409 shares, respectively ] ....................      60,344,475        112,080,751
 Capital shares issued in reinvestment of dividends and distributions [ 0 and 10,744,225
  shares, respectively ] .................................................................              --        201,546,984
 Capital share repurchased [ (7,934,893) and (6,772,164) shares, respectively ] ..........    (147,407,633)      (149,344,788)
                                                                                            --------------     --------------
 Total Class IA transactions .............................................................     (87,063,158)       164,282,947
                                                                                            --------------     --------------
 CLASS IB
 Capital share sold [ 2,535,188 and 6,962,833 shares, respectively ] .....................      46,670,978        153,763,845
 Capital share issued in reinvestment of dividends and distributions [ 0 and 1,460,572                  --         27,205,731
  shares, respectively ]
 Capital share repurchased [ (574,448) and (360,331) shares, respectively ] ..............     (10,370,282)        (7,842,471)
                                                                                            --------------     --------------
 Total Class IB transactions .............................................................      36,300,696        173,127,105
                                                                                            --------------     --------------
 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARES
 TRANSACTIONS ............................................................................     (50,762,462)       337,410,052
                                                                                            --------------     --------------
TOTAL DECREASE IN NET ASSETS .............................................................    (229,356,850)       (79,062,913)
NET ASSETS:
 Beginning of period .....................................................................   2,619,573,718      2,698,636,631
                                                                                            --------------     --------------
 End of period (a) .......................................................................  $2,390,216,868     $2,619,573,718
                                                                                            ==============     ==============
----------
 (a) Includes accumulated undistributed (overdistributed) net investment income of: ......  $   25,439,638     $     (110,183)
                                                                                            --------------     --------------

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/ALLIANCE HIGH YIELD PORTFOLIO


--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2001 (UNAUDITED)

 ASSETS
   Investments at value (Cost $585,046,785) (Note 1)............  $  508,791,336
   Cash (Foreign cash $1,588,568)...............................       1,999,560
   Dividends, interest and other receivables ...................      13,473,879
   Receivable for securities sold ..............................       4,236,969
   Unrealized appreciation of forward foreign currency
    contracts (Note 1) .........................................          92,747
   Other assets ................................................           4,078
                                                                  --------------
    Total assets ...............................................     528,598,569
                                                                  --------------
 LIABILITIES
   Payable for securities purchased ............................       2,545,599
   Investment management/advisory fees payable .................         260,662
   Distribution fees payable ...................................          98,899
   Payable to custodian ........................................          64,275
   Trustees' fees payable ......................................          16,686
   Accrued expenses (Note 1) ...................................          94,069
                                                                  --------------
    Total liabilities ..........................................       3,080,190
                                                                  --------------
 NET ASSETS ....................................................  $  525,518,379
                                                                  ==============
   Net assets were comprised of:
   Paid in capital .............................................  $  820,548,939
   Accumulated undistributed net investment income .............      22,355,918
   Accumulated undistributed net realized loss .................    (241,192,742)
   Unrealized depreciation on investments and foreign
    currencies .................................................     (76,193,736)
                                                                  --------------
   Net assets, June 30, 2001 ...................................  $  525,518,379
                                                                  ==============
 CLASS IA
   Net asset value, offering and redemption price per share,
    $260,936,274 / 43,622,324 shares outstanding (unlimited
    amount authorized: $0.01 par value) (Note 1)................  $         5.98
                                                                  ==============
 CLASS IB
   Net asset value, offering and redemption price per share,
    $264,582,105 / 44,500,270 shares outstanding (unlimited
    amount authorized: $0.01 par value) (Note 1)................  $         5.95
                                                                  ==============

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)

 INVESTMENT INCOME
   Dividends ......................................    $     599,733
   Interest .......................................       27,597,532
                                                       -------------
    Total income ..................................       28,197,265
                                                       -------------
 EXPENSES (NOTES 1,2,3,4, AND 7)
   Investment management fee ......................        1,579,877
   Distribution fees--Class IB ....................          319,525
   Administrative fees ............................           81,804
   Printing and mailing expenses ..................           52,926
   Custodian fees .................................           47,325
   Professional fees ..............................           13,716
   Trustees' fees .................................            3,539
   Miscellaneous ..................................            2,441
                                                       -------------
    Total expenses ................................        2,101,153
                                                       -------------
 NET INVESTMENT INCOME ............................       26,096,112
                                                       -------------
 REALIZED AND UNREALIZED GAIN (LOSS) (NOTE 1)
   Realized loss on:
   Securities .....................................      (67,775,007)
   Foreign currency transactions ..................         (529,790)
                                                       -------------
    Net realized loss .............................      (68,304,797)
                                                       -------------
   Change in unrealized appreciation on:
   Securities .....................................       38,702,462
   Foreign currency translations ..................        1,065,358
                                                       -------------
    Net change in unrealized appreciation .........       39,767,820
                                                       -------------
 NET REALIZED AND UNREALIZED LOSS .................      (28,536,977)
                                                       -------------
 NET DECREASE IN NET ASSETS RESULTING
 FROM OPERATIONS ..................................    $  (2,440,865)
                                                       =============


                                                                                            SIX MONTHS ENDED
                                                                                             JUNE 30, 2001       YEAR ENDED
                                                                                              (UNAUDITED)     DECEMBER 31, 2000
STATEMENT OF CHANGES IN NET ASSETS                                                         ----------------- ------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income ...................................................................   $  26,096,112     $  55,641,365
 Net realized loss on investments ........................................................     (68,304,797)      (66,467,839)
 Net change in unrealized appreciation (depreciation) on investments and foreign                39,767,820       (36,989,402)
                                                                                             -------------     -------------
  currencies
 NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ....................................      (2,440,865)      (47,815,876)
                                                                                             -------------     -------------
DIVIDENDS AND DISTRIBUTIONS:
 Dividends from net investment income
 Class IA ................................................................................        (332,121)      (30,538,478)
 Class IB ................................................................................        (326,539)      (26,149,631)
                                                                                             -------------     -------------
 TOTAL DIVIDENDS AND DISTRIBUTIONS .......................................................        (658,660)      (56,688,109)
                                                                                             -------------     -------------
CAPITAL SHARES TRANSACTIONS (NOTE 1):
 CLASS IA
 Capital shares sold [ 11,636,497 and 7,146,925 shares, respectively ] ...................      72,966,445        51,691,441
 Capital shares issued in reinvestment of dividends and distributions [ 54,003 and
  5,085,417 shares, respectively ] .......................................................         332,121        30,538,478
 Capital shares repurchased [ (11,894,130) and (13,669,254) shares, respectively ] .......     (74,812,724)      (99,118,032)
                                                                                             -------------     -------------
 Total Class IA transactions .............................................................      (1,514,158)      (16,888,113)
                                                                                             -------------     -------------
 CLASS IB
 Capital shares sold [ 8,089,996 and 6,034,108 shares, respectively ] ....................      50,271,005        43,313,737
 Capital shares issued in reinvestment of dividends and distributions [ 53,356 and
  4,376,123 shares, respectively ] .......................................................         326,539        26,149,631
 Capital shares repurchased [ (2,305,427) and (2,869,609) shares, respectively ] .........     (14,394,048)      (20,724,924)
                                                                                             -------------     -------------
 Total Class IB transactions .............................................................      36,203,496        48,738,444
                                                                                             -------------     -------------
 NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARES TRANSACTIONS ...................      34,689,338        31,850,331
                                                                                             -------------     -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ..................................................      31,589,813       (72,653,654)

NET ASSETS:
 Beginning of period .....................................................................     493,928,566       566,582,220
                                                                                             -------------     -------------
 End of period (a) .......................................................................   $ 525,518,379     $ 493,928,566
                                                                                             =============     =============
----------
 (a) Includes accumulated undistributed (overdistributed) net investment income of: ......   $  22,355,918     $  (3,081,534)
                                                                                             -------------     -------------

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES PORTFOLIO


--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2001 (UNAUDITED)

 ASSETS
   Investments at value (Cost $323,353,450) (Note 1)..............    $323,163,490
   Short-term investments held as collateral for loaned
    securities ...................................................     120,858,123
   Receivable for securities sold ................................      15,368,289
   Dividends, interest and other receivables .....................       1,969,771
   Variation margin receivable on futures contracts (Note 1) .....          33,013
   Other assets ..................................................          40,959
                                                                      ------------
    Total assets .................................................     461,433,645
                                                                      ------------
 LIABILITIES
   Overdraft payable .............................................         415,051
   Collateral held for loaned securities .........................     120,858,123
   Payable for securities purchased ..............................      46,526,298
   Investment management/advisory fees payable ...................         118,483
   Distribution fees payable .....................................          21,990
   Trustees' fees payable ........................................           6,375
   Accrued expenses (Note 1) .....................................          25,871
                                                                      ------------
    Total liabilities ............................................     167,972,191
                                                                      ------------
 NET ASSETS ......................................................    $293,461,454
                                                                      ============
   Net assets were comprised of:
   Paid in capital ...............................................    $293,819,806
   Accumulated undistributed net investment income ...............       6,878,506
   Accumulated undistributed net realized loss ...................      (7,079,911)
   Unrealized depreciation on investments ........................        (156,947)
                                                                      ------------
    Net assets, June 30, 2001 ....................................    $293,461,454
                                                                      ============
 CLASS IA
   Net asset value, offering and redemption price per share,
    $182,355,646 / 18,627,709 shares outstanding (unlimited
    amount authorized: $0.01 par value) (Note 1)..................    $       9.79
                                                                      ============
 CLASS IB
   Net asset value, offering and redemption price per share,
    $111,105,808 / 11,405,886 shares outstanding (unlimited
    amount authorized: $0.01 par value) (Note 1)..................    $       9.74
                                                                      ============

STATEMENT OF OPERATIONIS
SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)

 INVESTMENT INCOME
   Interest .......................................    $  7,668,423
   Securities lending (net) .......................          70,071
                                                       ------------
    Total income ..................................       7,738,494
                                                       ------------
 EXPENSES (NOTES 1,2,3,4, AND 7)
   Investment management fee ......................         630,297
   Distribution fees--Class IB ....................         110,910
   Administrative fees ............................          48,407
   Printing and mailing expenses ..................          27,399
   Custodian fees .................................          24,726
   Professional fees ..............................           9,045
   Trustees' fees .................................           1,223
   Miscellaneous ..................................           1,027
                                                       ------------
    Total expenses ................................         853,034
                                                       ------------
 NET INVESTMENT INCOME ............................       6,885,460
                                                       ------------
 REALIZED AND UNREALIZED GAIN (LOSS) (NOTE 1)
   Realized gain (loss) on: .......................
   Securities .....................................       4,580,991
   Swap agreements ................................          54,300
   Future contracts ...............................        (125,049)
                                                       ------------
    Net realized gain .............................       4,510,242
                                                       ------------
   Change in unrealized depreciation: .............
   Securities .....................................      (3,344,250)
   Swap agreements ................................         (57,122)
   Future contracts ...............................         (80,662)
                                                       ------------
    Net change in unrealized depreciation .........      (3,482,034)
                                                       ------------
 NET REALIZED AND UNREALIZED GAIN .................       1,028,208
                                                       ------------
 NET INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS .......................................    $  7,913,668
                                                       ============


                                                                                           SIX MONTHS ENDED
                                                                                            JUNE 30, 2001       YEAR ENDED
                                                                                             (UNAUDITED)     DECEMBER 31, 2000
STATEMENT OF CHANGES IN NET ASSETS                                                        ----------------- ------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income ..................................................................   $   6,885,460     $  11,657,764
 Net realized gain on investments .......................................................       4,510,242           305,507
 Net change in unrealized appreciation (depreciation) on investments ....................      (3,482,034)        6,072,433
                                                                                            -------------     -------------
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...................................       7,913,668        18,035,704
                                                                                            -------------     -------------
DIVIDENDS AND DISTRIBUTIONS:
 Dividends from net investment income
 Class IA ...............................................................................              --        (7,885,314)
 Class IB ...............................................................................              --        (3,772,109)
                                                                                            -------------     -------------
                                                                                                       --       (11,657,423)
                                                                                            -------------     -------------
 Return of capital distributions
 Class IA ...............................................................................              --          (208,955)
 Class IB ...............................................................................              --          (104,267)
                                                                                            -------------     -------------
                                                                                                       --          (313,222)
                                                                                            -------------     -------------
 TOTAL DIVIDENDS AND DISTRIBUTIONS ......................................................              --       (11,970,645)
                                                                                            -------------     -------------
CAPITAL SHARES TRANSACTIONS (NOTE 1):
 CLASS IA
 Capital shares sold [ 5,953,921 and 3,355,948 shares, respectively ] ...................      57,625,796        32,057,312
 Capital shares issued in reinvestment of dividends and distributions [ 0 and 854,858                  --         8,094,269
  shares, respectively ]
 Capital shares repurchased [(2,419,080) and (6,207,000) shares, respectively ] .........     (23,378,722)      (58,863,035)
                                                                                            -------------     -------------
 Total Class IA transactions ............................................................      34,247,074       (18,711,454)
                                                                                            -------------     -------------
 CLASS IB
 Capital shares sold [ 4,341,735 and 2,891,481 shares, respectively ] ...................      41,984,719        27,239,952
 Capital shares issued in reinvestment of dividends and distributions [ 0 and 410,888                  --         3,876,376
  shares, respectively ]
 Capital shares repurchased [ (495,114) and (759,597) shares, respectively ] ............      (4,773,489)       (7,154,991)
                                                                                            -------------     -------------
 Total Class IB transactions ............................................................      37,211,230        23,961,337
                                                                                            -------------     -------------
 NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARES TRANSACTIONS ..................      71,458,304         5,249,883
                                                                                            -------------     -------------
TOTAL INCREASE IN NET ASSETS ............................................................      79,371,972        11,314,942

NET ASSETS:
 Beginning of period ....................................................................     214,089,482       202,774,540
                                                                                            -------------     -------------
 End of period (a) ......................................................................   $ 293,461,454     $ 214,089,482
                                                                                            =============     =============
----------
 (a) Includes accumulated undistributed (overdistributed) net investment income of: .....   $   6,878,506     $      (6,954)
                                                                                            -------------     -------------

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/ALLIANCE INTERNATIONAL PORTFOLIO


--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2001 (UNAUDITED)

 ASSETS
   Investments at value (Cost $279,540,957) (Note 1) ...........    $ 226,602,276
   Cash (Foreign cash $125,601) ................................        3,938,927
   Short-term investments held as collateral for loaned
    securities .................................................       48,529,235
   Dividends, interest and other receivables ...................          122,891
   Other assets ................................................            1,846
                                                                    -------------
    Total assets ...............................................      279,195,175
                                                                    -------------
 LIABILITIES
   Collateral held for loaned securities .......................       48,529,235
   Investment management/advisory fees payable .................          162,567
   Payable to custodian ........................................           46,019
   Distribution fees payable ...................................            7,714
   Trustees' fees payable ......................................            6,593
   Accrued expenses (Note 1) ...................................           41,421
                                                                    -------------
    Total liabilities ..........................................       48,793,549
                                                                    -------------
 NET ASSETS ....................................................    $ 230,401,626
                                                                    =============
   Net assets were comprised of:
   Paid in capital .............................................    $ 289,546,577
   Accumulated undistributed net investment income .............          500,742
   Accumulated undistributed net realized loss .................       (6,701,501)
   Unrealized depreciation on investments and foreign
    currencies .................................................      (52,944,192)
                                                                    -------------
    Net assets, June 30, 2001 ..................................    $ 230,401,626
                                                                    =============
 CLASS IA
   Net asset value, offering and redemption price per share,
    $192,099,298 / 22,398,512 shares outstanding (unlimited
    amount authorized: $0.01 par value) (Note 1) ...............    $        8.58
                                                                    =============
 CLASS IB
   Net asset value, offering and redemption price per share,
    $38,302,328 / 4,501,987 shares outstanding (unlimited
    amount authorized: $0.01 par value) (Note 1) ...............    $        8.51
                                                                    =============

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)

 INVESTMENT INCOME
   Dividends (net of $169,802 foreign withholding tax) ..     $   1,917,741
   Interest .............................................            54,226
   Securities lending (net) .............................            56,601
                                                              -------------
    Total income ........................................         2,028,568
                                                              -------------
 EXPENSES (NOTES 1,2,3,4, AND 7)
   Investment management fee ............................         1,043,915
   Administrative fees ..................................            79,589
   Distribution fees--Class IB ..........................            47,146
   Printing and mailing expenses ........................            23,977
   Custodian fees .......................................            21,637
   Professional fees ....................................             6,714
   Trustees' fees .......................................             4,467
   Miscellaneous ........................................             1,108
                                                              -------------
    Total expenses ......................................         1,228,553
                                                              -------------
 NET INVESTMENT INCOME ..................................           800,015
                                                              -------------
 REALIZED AND UNREALIZED GAIN (LOSS) (NOTE 1)
   Realized loss on:
   Securities ...........................................        (4,766,333)
   Foreign currency transactions ........................          (422,601)
                                                              -------------
    Net realized loss ...................................        (5,188,934)
                                                              -------------
   Change in unrealized depreciation:
   Securities ...........................................       (41,293,627)
   Foreign currency translations ........................             1,806
                                                              -------------
    Net change in unrealized depreciation ...............       (41,291,821)
                                                              -------------
 NET REALIZED AND UNREALIZED LOSS .......................       (46,480,755)
                                                              -------------
 NET DECREASE IN NET ASSETS RESULTING
 FROM OPERATIONS ........................................     $ (45,680,740)
                                                              =============






                                                                                            SIX MONTHS ENDED
                                                                                             JUNE 30, 2001       YEAR ENDED
                                                                                              (UNAUDITED)     DECEMBER 31, 2000
STATEMENT OF CHANGES IN NET ASSETS                                                         ----------------- ------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income (loss) ............................................................  $      800,015    $       (161,070)
 Net realized gain (loss) on investments .................................................      (5,188,934)         16,766,797
 Net change in unrealized depreciation on investments and foreign currencies .............     (41,291,821)        (81,572,317)
                                                                                            --------------    ----------------
 NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ....................................     (45,680,740)        (64,966,590)
                                                                                            --------------    ----------------
DIVIDENDS AND DISTRIBUTIONS:
 Dividends from net investment income
 Class IA ................................................................................              --          (1,224,500)
 Class IB ................................................................................              --            (130,341)
                                                                                            --------------    ----------------
                                                                                                        --          (1,354,841)
                                                                                            --------------    ----------------
 Distributions from net realized capital gains
 Class IA ................................................................................      (4,004,719)        (21,912,032)
 Class IB ................................................................................        (758,705)         (2,914,434)
                                                                                            --------------    ----------------
                                                                                                (4,763,424)        (24,826,466)
                                                                                            --------------    ----------------
 TOTAL DIVIDENDS AND DISTRIBUTIONS .......................................................      (4,763,424)        (26,181,307)
                                                                                            --------------    ----------------
CAPITAL SHARES TRANSACTIONS (NOTE 1):
 CLASS IA
 Capital shares sold [ 22,462,286 and 113,990,783 shares, respectively ] .................     216,400,529       1,562,695,668
 Capital shares issued in reinvestment of dividends and distributions [ 430,615 and
  1,942,573 shares, respectively ] .......................................................       4,004,719          23,136,532
 Capital shares repurchased [ (21,994,699) and (112,299,642) shares, respectively ] ......    (213,141,872)     (1,544,892,353)
                                                                                            --------------    ----------------
 Total Class IA transactions .............................................................       7,263,376          40,939,847
                                                                                            --------------    ----------------
 CLASS IB
 Capital shares sold [ 17,597,369 and 17,180,322 shares, respectively ] ..................     165,541,976         226,008,251
 Capital shares issued in reinvestment of dividends and distributions [ 82,200 and
  264,931 shares, respectively ] .........................................................         758,705           3,044,775
 Capital shares repurchased [ (16,699,443) and (15,191,643) shares, respectively ] .......    (158,215,168)       (200,865,415)
                                                                                            --------------    ----------------
 Total Class IB transactions .............................................................       8,085,513          28,187,611
                                                                                            --------------    ----------------
 NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARES TRANSACTIONS ...................      15,348,889          69,127,458
                                                                                            --------------    ----------------
TOTAL DECREASE IN NET ASSETS .............................................................     (35,095,275)        (22,020,439)

NET ASSETS:
 Beginning of period .....................................................................     265,496,901         287,517,340
                                                                                            --------------    ----------------
 End of period (a) .......................................................................  $  230,401,626    $    265,496,901
                                                                                            ==============    ================
----------
 (a) Includes accumulated undistributed (overdistributed) net investment income of: ......  $      500,742    $       (299,273)
                                                                                            --------------    ----------------

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/ALLIANCE MONEY MARKET PORTFOLIO


--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2001 (UNAUDITED)

 ASSETS
   Investments at value (Amortized cost $1,600,678,082)
    (Note 1) ...................................................  $1,600,678,082
   Cash ........................................................      51,850,641
   Dividends, interest and other receivables ...................       1,780,830
   Other assets ................................................           9,598
                                                                  --------------
    Total assets ...............................................   1,654,319,151
                                                                  --------------
 LIABILITIES
   Payable for securities purchased ............................      49,848,153
   Investment management/advisory fees payable .................         458,164
   Distribution fees payable ...................................         264,242
   Trustees' fees payable ......................................          40,659
   Payable to custodian ........................................           6,561
   Accrued expenses (Note 1) ...................................         204,252
                                                                  --------------
    Total liabilities ..........................................      50,822,031
                                                                  --------------
 NET ASSETS ....................................................  $1,603,497,120
                                                                  ==============
   Net assets were comprised of:
   Paid in capital .............................................  $1,566,737,188
   Accumulated undistributed net investment income .............      36,877,968
   Accumulated undistributed net realized loss .................        (118,036)
                                                                  --------------
    Net assets, June 30, 2001 ..................................  $1,603,497,120
                                                                  ==============
 CLASS IA
   Net asset value, offering and redemption price per share,
    $768,428,890 / 72,636,966 shares outstanding (unlimited
    amount authorized: $0.01 par value) (Note 1)................  $        10.58
                                                                  ==============
 CLASS IB
   Net asset value, offering and redemption price per share,
    $835,068,230 / 79,381,793 shares outstanding (unlimited
    amount authorized: $0.01 par value) (Note 1)................  $        10.52
                                                                  ==============

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)

 INVESTMENT INCOME
   Interest ...........................................    $41,041,407
                                                           -----------
 EXPENSES (NOTES 1,2,3,4, AND 7)
   Investment management fee ..........................      2,598,717
   Distribution fees--Class IB ........................        942,159
   Administrative fees ................................        204,191
   Printing and mailing expenses ......................        168,786
   Custodian fees .....................................        152,320
   Professional fees ..................................         43,226
   Trustees' fees .....................................         12,751
   Miscellaneous ......................................            577
                                                           -----------
    Total expenses ....................................      4,122,727
                                                           -----------
 NET INVESTMENT INCOME ................................     36,918,680
                                                           -----------
 REALIZED AND UNREALIZED LOSS (NOTE 1)
   Realized loss on securities ........................       (118,036)
   Net change in unrealized depreciation on securities        (578,840)
                                                           -----------
 NET REALIZED AND UNREALIZED LOSS .....................       (696,876)
                                                           -----------
 NET INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS ...........................................    $36,221,804
                                                           ===========













                                                                                             SIX MONTHS ENDED
                                                                                              JUNE 30, 2001        YEAR ENDED
                                                                                               (UNAUDITED)      DECEMBER 31, 2000
STATEMENT OF CHANGES IN NET ASSETS                                                         ------------------- ------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income ...................................................................  $     36,918,680    $     82,313,495
 Net realized gain (loss) on investments .................................................          (118,036)            157,581
 Net change in unrealized appreciation (depreciation) on investments .....................          (578,840)            319,282
                                                                                            ----------------    ----------------
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ....................................        36,221,804          82,790,358
                                                                                            ----------------    ----------------
DIVIDENDS AND DISTRIBUTIONS:
 Dividends from net investment income
 Class IA ................................................................................                --         (48,049,878)
 Class IB ................................................................................                --         (34,640,406)
                                                                                            ----------------    ----------------
                                                                                                          --         (82,690,284)
                                                                                            ----------------    ----------------
 Distributions from net realized gains
 Class IA ................................................................................                --             (97,114)
 Class IB ................................................................................                --             (72,785)
                                                                                            ----------------    ----------------
                                                                                                          --            (169,899)
                                                                                            ----------------    ----------------
 TOTAL DIVIDENDS AND DISTRIBUTIONS .......................................................                --         (82,860,183)
                                                                                            ----------------    ----------------
CAPITAL SHARES TRANSACTIONS (NOTE 1):
 CLASS IA
 Capital shares sold [ 185,434,294 and 272,150,564 shares, respectively ] ................     1,938,900,058       2,883,442,633
 Capital shares issued in reinvestment of dividends and distributions [ 0 and 4,668,625
  shares, respectively ] .................................................................                --          48,146,992
 Capital shares repurchased [ (199,273,021) and (276,315,832) shares, respectively ] .....    (2,082,709,055)     (2,925,704,604)
                                                                                            ----------------    ----------------
 Total Class IA transactions .............................................................      (143,808,997)          5,885,021
                                                                                            ----------------    ----------------
 CLASS IB
 Capital shares sold [ 251,416,843 and 413,375,771 shares, respectively ] ................     2,616,021,882       4,359,177,927
 Capital shares issued in reinvestment of dividends and distributions [ 0 and 3,380,002                   --          34,713,191
  shares, respectively ]
 Capital shares repurchased [ (237,892,641) and (405,528,407) shares, respectively ] .....    (2,475,368,219)     (4,272,976,248)
                                                                                            ----------------    ----------------
 Total Class IB transactions .............................................................       140,653,663         120,914,870
                                                                                            ----------------    ----------------
 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARES
  TRANSACTIONS ...........................................................................        (3,155,334)        126,799,891
                                                                                            ----------------    ----------------
TOTAL INCREASE IN NET ASSETS .............................................................        33,066,470         126,730,066
NET ASSETS:
 Beginning of period .....................................................................     1,570,430,650       1,443,700,584
                                                                                            ----------------    ----------------
 End of period (a) .......................................................................  $  1,603,497,120    $  1,570,430,650
                                                                                            ================    ================
----------
 (a) Includes accumulated undistributed (overdistributed) net investment income of: ......  $     36,877,968    $        (40,712)
                                                                                            ----------------    ----------------

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/ALLIANCE PREMIER GROWTH PORTFOLIO


--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2001 (UNAUDITED)

 ASSETS
   Investments at value (Cost $1,155,900,265) (Note 1)..........  $1,056,635,087
   Cash ........................................................      10,334,535
   Short-term investments held as collateral for loaned
    securities .................................................     236,472,150
   Receivable for securities sold ..............................       6,093,283
   Dividends, interest and other receivables ...................         373,185
   Other assets ................................................           2,230
                                                                  --------------
    Total assets ...............................................   1,309,910,470
                                                                  --------------
 LIABILITIES
   Collateral held for loaned securities .......................     236,472,150
   Payable for securities purchased ............................      13,264,834
   Investment management/advisory fees payable .................         740,106
   Distribution fees payable ...................................         201,418
   Payable to custodian ........................................         101,790
   Accrued expenses (Note 1) ...................................          19,303
                                                                  --------------
    Total liabilities ..........................................     250,799,601
                                                                  --------------
 NET ASSETS ....................................................  $1,059,110,869
                                                                  ==============
   Net assets were comprised of: ...............................
   Paid in capital .............................................  $1,504,348,211
   Accumulated overdistributed net investment income ...........      (2,084,730)
   Accumulated undistributed net realized loss .................    (343,887,434)
   Unrealized depreciation on investments ......................     (99,265,178)
                                                                  --------------
    Net assets, June 30, 2001 ..................................  $1,059,110,869
                                                                  ==============
 CLASS IA
   Net asset value, offering and redemption price per share,
    $47,300,239 / 5,709,350 shares outstanding (unlimited
    amount authorized: $0.01 par value) (Note 1)................  $         8.28
                                                                  ==============
 CLASS IB
   Net asset value, offering and redemption price per share,
    $1,011,810,630 / 122,651,220 shares outstanding
    (unlimited amount authorized: $0.01 par value) (Note 1).....  $         8.25
                                                                  ==============

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)

 INVESTMENT INCOME
   Dividends ...............................................  $    3,878,163
   Interest ................................................         529,404
   Securities lending (net) ................................         215,964
                                                              --------------
    Total income ...........................................       4,623,531
                                                              --------------
 EXPENSES (NOTES 1,2,3,4, AND 7)
   Investment management fee ...............................       5,253,089
   Distribution fees--Class IB .............................       1,410,834
   Administrative fees .....................................         161,012
   Printing and mailing expenses ...........................         110,499
   Custodian fees ..........................................          99,719
   Professional fees .......................................          28,299
   Trustees' fees ..........................................           6,064
   Miscellaneous ...........................................           2,801
                                                              --------------
    Gross expenses .........................................       7,072,317
                                                              --------------
   Less: Waiver of investment management fee (Note 6) ......        (366,127)
                                                              --------------
    Net expenses ...........................................       6,706,190
                                                              --------------
 NET INVESTMENT LOSS .......................................      (2,082,659)
                                                              --------------
 REALIZED AND UNREALIZED GAIN (LOSS) (NOTE 1)
   Realized loss on securities .............................    (312,161,691)
   Net change in unrealized appreciation on securities .....     116,135,699
                                                              --------------
 NET REALIZED AND UNREALIZED LOSS ..........................    (196,025,992)
                                                              --------------
 NET DECREASE IN NET ASSETS RESULTING FROM
 OPERATIONS ................................................  $ (198,108,651)
                                                              ==============















                                                                                            SIX MONTHS ENDED
                                                                                              JUNE 30, 2001       YEAR ENDED
                                                                                               (UNAUDITED)     DECEMBER 31, 2000
STATEMENT OF CHANGES IN NET ASSETS                                                         ------------------ ------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment loss .....................................................................   $   (2,082,659)    $   (4,527,325)
 Net realized loss on investments ........................................................     (312,161,691)       (22,008,877)
 Net change in unrealized appreciation (depreciation) on investments .....................      116,135,699       (262,398,449)
                                                                                             --------------     --------------
 NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ....................................     (198,108,651)      (288,934,651)
                                                                                             --------------     --------------
DIVIDENDS AND DISTRIBUTIONS:
 Distributions from net realized capital gains
 Class IA ................................................................................           (4,012)          (325,421)
 Class IB ................................................................................          (83,885)        (8,770,190)
                                                                                             --------------     --------------
 TOTAL DIVIDENDS AND DISTRIBUTIONS .......................................................          (87,897)        (9,095,611)
                                                                                             --------------     --------------
CAPITAL SHARES TRANSACTIONS (NOTE 1):
 CLASS IA
 Capital shares sold [ 1,094,479 and 3,183,480 shares, respectively ] ....................        9,882,245         37,382,319
 Capital shares issued in reinvestment of dividends and distributions [ 457 and 31,093
  shares, respectively ] .................................................................            4,012            325,421
 Capital shares repurchased [ (494,571) and (534,538) shares, respectively ] .............       (4,228,361)        (6,083,437)
                                                                                             --------------     --------------
 Total Class IA transactions .............................................................        5,657,896         31,624,303
                                                                                             --------------     --------------
 CLASS IB
 Capital shares sold [ 45,876,726 and 119,231,891 shares, respectively ] .................      414,226,443      1,385,383,770
 Capital shares issued in reinvestment of dividends and distributions [ 9,609 and 841,455
  shares, respectively ] .................................................................           83,885          8,770,190
 Capital shares repurchased [ (62,746,948) and (18,604,201) shares, respectively ] .......     (553,732,549)      (216,833,093)
                                                                                             --------------     --------------
 Total Class IB transactions .............................................................     (139,422,221)     1,177,320,867
                                                                                             --------------     --------------
 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARES
  TRANSACTIONS ...........................................................................     (133,764,325)     1,208,945,170
                                                                                             --------------     --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ..................................................     (331,960,873)       910,914,908

NET ASSETS:
 Beginning of period .....................................................................    1,391,071,742        480,156,834
                                                                                             --------------     --------------
 End of period (a) .......................................................................   $1,059,110,869     $1,391,071,742
                                                                                             ==============     ==============
---------- ...............................................................................
 (a) Includes accumulated overdistributed net investment income of: ......................   $   (2,084,730)    $       (2,071)
                                                                                             --------------     --------------

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/ALLIANCE QUALITY BOND PORTFOLIO


--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2001 (UNAUDITED)

 ASSETS
   Investments at value (Cost $285,170,283) (Note 1)............     $ 286,886,663
   Cash ........................................................            42,301
   Short-term investments held as collateral for loaned
    securities .................................................        84,619,534
   Receivable for securities sold ..............................         5,838,833
   Dividends, interest and other receivables ...................         3,547,369
   Unrealized appreciation of forward foreign currency
    contracts (Note 1) .........................................           171,107
   Other assets ................................................            34,622
                                                                     -------------
    Total assets ...............................................       381,140,429
                                                                     -------------
 LIABILITIES
   Collateral held for loaned securities .......................        84,619,534
   Payable for securities purchased ............................        21,888,528
   Investment management/advisory fees payable .................           114,820
   Payable to custodian ........................................            36,535
   Distribution fees payable ...................................             4,981
   Trustees' fees payable ......................................             4,333
                                                                     -------------
    Total liabilities ..........................................       106,668,731
                                                                     -------------
 NET ASSETS ....................................................     $ 274,471,698
                                                                     =============
   Net assets were comprised of:
   Paid in capital .............................................     $ 257,937,087
   Accumulated undistributed net investment income .............        10,269,229
   Accumulated undistributed net realized gain .................         4,385,384
   Unrealized appreciation on investments and foreign
    currencies .................................................         1,879,998
                                                                     -------------
    Net assets, June 30, 2001 ..................................     $ 274,471,698
                                                                     =============
 CLASS IA
   Net asset value, offering and redemption price per share,
    $248,988,594 / 25,302,647 shares outstanding (unlimited
    amount authorized: $0.01 par value) (Note 1)................     $        9.84
                                                                     =============
 CLASS IB
   Net asset value, offering and redemption price per share,
    $25,483,104 / 2,598,996 shares outstanding (unlimited
    amount authorized: $0.01 par value) (Note 1)................     $        9.80
                                                                     =============


STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)


 INVESTMENT INCOME
   Interest .........................................    $  11,190,092
   Securities lending (net) .........................          185,496
                                                         -------------
   Total income .....................................       11,375,588
                                                         -------------
 EXPENSES (NOTES 1,2,3,4, AND 7)
   Investment management fee ........................          958,810
   Administrative fees ..............................           61,467
   Printing and mailing expenses ....................           28,051
   Custodian fees ...................................           22,102
   Distribution fees--Class IB ......................           21,058
   Professional fees ................................            5,308
   Trustees' fees ...................................            1,566
   Miscellaneous ....................................              912
                                                         -------------
    Total expenses ..................................        1,099,274
                                                         -------------
 NET INVESTMENT INCOME ..............................       10,276,314
                                                         -------------
 REALIZED AND UNREALIZED GAIN (LOSS) (NOTE 1)
   Realized gain on:
   Securities .......................................       20,691,255
   Foreign currency transactions ....................           11,366
                                                         -------------
    Net realized gain ...............................       20,702,621
                                                         -------------
   Change in unrealized appreciation (depreciation):
   Securities .......................................      (16,044,344)
   Foreign currency translations ....................          163,618
                                                         -------------
    Net change in unrealized depreciation ...........      (15,880,726)
                                                         -------------
 NET REALIZED AND UNREALIZED GAIN ...................        4,821,895
                                                         -------------
 NET INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS .........................................    $  15,098,209
                                                         =============












                                                                                            SIX MONTHS ENDED
                                                                                             JUNE 30, 2001       YEAR ENDED
                                                                                              (UNAUDITED)     DECEMBER 31, 2000
STATEMENT OF CHANGES IN NET ASSETS                                                         ----------------- ------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income ...................................................................  $   10,276,314     $  32,117,452
 Net realized gain (loss) on investments .................................................      20,702,621        (5,917,235)
 Net change in unrealized appreciation (depreciation) on investments and foreign
  currencies .............................................................................     (15,880,726)       31,716,232
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .....................................      15,098,209        57,916,449
                                                                                            --------------     -------------
DIVIDENDS AND DISTRIBUTIONS:
 Dividends from net investment income
 Class IA ................................................................................        (298,459)      (32,950,700)
 Class IB ................................................................................         (26,629)         (510,068)
                                                                                            --------------     -------------
 TOTAL DIVIDENDS AND DISTRIBUTIONS .......................................................        (325,088)      (33,460,768)
                                                                                            --------------     -------------
CAPITAL SHARES TRANSACTIONS (NOTE 1):
 CLASS IA
 Capital shares sold [ 7,807,922 and 24,201,594 shares, respectively ] ...................      76,179,357       222,051,996
 Capital shares issued in reinvestment of dividends and distributions [ 30,643 and
  3,448,594 shares, respectively ] .......................................................         298,459        32,950,700
 Capital shares repurchased [ (40,476,038) and (5,940,678) shares, respectively ] ........    (394,999,961)      (56,158,717)
                                                                                            --------------     -------------
 Total Class IA transactions .............................................................    (318,522,145)      198,843,979
                                                                                            --------------     -------------
 CLASS IB
 Capital shares sold [ 1,736,065 and 919,592 shares, respectively ] ......................      16,909,436         8,744,624
 Capital shares issued in reinvestment of dividends and distributions [ 2,742 and 53,463
  shares, respectively ] .................................................................          26,629           510,068
 Capital share repurchased [ (101,528) and (131,645) shares, respectively ] ..............        (983,483)       (1,275,312)
                                                                                            --------------     -------------
 Total Class IB transactions .............................................................      15,952,582         7,979,380
                                                                                            --------------     -------------
 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARES
 TRANSACTIONS ............................................................................    (302,569,563)      206,823,359
                                                                                            --------------     -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ..................................................    (287,796,442)      231,279,040

NET ASSETS:
 Beginning of period .....................................................................     562,268,140       330,989,100
                                                                                            --------------     -------------
 End of period (a) .......................................................................  $  274,471,698     $ 562,268,140
                                                                                            ==============     =============
----------
 (a) Includes accumulated undistributed net investment income of: ........................  $   10,269,229     $     318,003
                                                                                            --------------     -------------

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/ALLIANCE SMALL CAP GROWTH PORTFOLIO


--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2001 (UNAUDITED)

 ASSETS
   Investments at value (Cost $896,257,200) (Note 1) ...........    $ 917,289,086
   Cash ........................................................        8,461,567
   Receivable for securities sold ..............................       12,589,193
   Dividends, interest and other receivables ...................          244,050
   Other assets ................................................            2,551
                                                                    -------------
    Total assets ...............................................      938,586,447
                                                                    -------------
 LIABILITIES
   Payable for securities purchased ............................        4,119,868
   Investment management/advisory fees payable .................          489,497
   Payable to custodian ........................................          116,352
   Distribution fees payable ...................................           71,266
   Trustees' fees payable ......................................            7,959
   Accrued expenses (Note 1) ...................................            5,813
                                                                    -------------
    Total liabilities ..........................................        4,810,755
                                                                    -------------
 NET ASSETS ....................................................    $ 933,775,692
                                                                    =============
   Net assets were comprised of:
   Paid in capital .............................................    $ 937,738,857
   Accumulated overdistributed net investment income ...........       (2,256,229)
   Accumulated undistributed net realized loss .................      (22,738,822)
   Unrealized appreciation on investments ......................       21,031,886
                                                                    -------------
   Net assets, June 30, 2001 ...................................    $ 933,775,692
                                                                    =============
 CLASS IA
   Net asset value, offering and redemption price per share,
    $526,256,633 / 36,765,105 shares outstanding (unlimited
    amount authorized: $0.01 par value) (Note 1) ...............    $       14.31
                                                                    =============
 CLASS IB
   Net asset value, offering and redemption price per share,
    $407,519,059 / 28,768,307 shares outstanding (unlimited
    amount authorized: $0.01 par value) (Note 1) ...............    $       14.17
                                                                    =============


STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)


 INVESTMENT INCOME
   Dividends ..........................................     $     640,865
   Interest ...........................................           944,558
                                                            -------------
    Total income ......................................         1,585,423
                                                            -------------
 EXPENSES (NOTES 1,2,3,4, AND 7)
   Investment management fee ..........................         3,081,270
   Distribution fees--Class IB ........................           440,822
   Administrative fees ................................           118,592
   Printing and mailing expenses ......................            85,747
   Custodian fees .....................................            77,382
   Professional fees ..................................            21,959
   Trustees' fees .....................................            14,932
   Miscellaneous ......................................               948
                                                            -------------
    Total expenses ....................................         3,841,652
                                                            -------------
 NET INVESTMENT LOSS ..................................        (2,256,229)
                                                            -------------
 REALIZED AND UNREALIZED LOSS (NOTE 1)
   Realized loss on securities ........................       (16,808,972)
   Net change in unrealized depreciation on securities         (6,065,802)
                                                            -------------
 NET REALIZED AND UNREALIZED LOSS .....................       (22,874,774)
                                                            -------------
 NET DECREASE IN NET ASSETS RESULTING FROM
 OPERATIONS ...........................................     $ (25,131,003)
                                                            =============















                                                                                          SIX MONTHS ENDED
                                                                                           JUNE 30, 2001       YEAR ENDED
                                                                                            (UNAUDITED)     DECEMBER 31, 2000
STATEMENT OF CHANGES IN NET ASSETS                                                       ----------------- ------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment loss ...................................................................  $   (2,256,229)   $     (3,296,430)
 Net realized gain (loss) on investments ...............................................     (16,808,972)        119,237,976
 Net change in unrealized depreciation on investments ..................................      (6,065,802)        (67,309,681)
                                                                                          --------------    ----------------
 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .......................     (25,131,003)         48,631,865
                                                                                          --------------    ----------------
DIVIDENDS AND DISTRIBUTIONS:
 Distributions from net realized capital gains
 Class IA ..............................................................................      (7,374,174)        (56,232,482)
 Class IB ..............................................................................      (5,594,961)        (40,871,180)
                                                                                          --------------    ----------------
 TOTAL DIVIDENDS AND DISTRIBUTIONS .....................................................     (12,969,135)        (97,103,662)
                                                                                          --------------    ----------------
CAPITAL SHARES TRANSACTIONS (NOTE 1):
 CLASS IA
 Capital shares sold [ 25,215,600 and 107,484,413 shares, respectively ] ...............     343,111,681       1,926,555,348
 Capital shares issued in reinvestment of dividends and distributions [ 543,818 and
  4,134,256 shares, respectively ] .....................................................       7,374,174          56,232,482
 Capital shares repurchased [ (22,308,539) and (94,258,832) shares, respectively ] .....    (302,597,359)     (1,698,937,286)
                                                                                          --------------    ----------------
 Total Class IA transactions ...........................................................      47,888,496         283,850,544
                                                                                          --------------    ----------------
 CLASS IB
 Capital shares sold [ 22,189,752 and 34,976,989 shares, respectively ] ................     299,708,766         625,504,389
 Capital shares issued in reinvestment of dividends and distributions [ 416,602 and
  3,032,096 shares, respectively ] .....................................................       5,594,961          40,871,180
 Capital shares repurchased [ (18,008,293) and (24,638,357) shares, respectively ] .....    (243,547,247)       (442,853,576)
                                                                                          --------------    ----------------
 Total Class IB transactions ...........................................................      61,756,480         223,521,993
                                                                                          --------------    ----------------
 NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARES TRANSACTIONS .................     109,644,976         507,372,537
                                                                                          --------------    ----------------
TOTAL INCREASE IN NET ASSETS ...........................................................      71,544,838         458,900,740

NET ASSETS:
 Beginning of period ...................................................................     862,230,854         403,330,114
                                                                                          --------------    ----------------
 End of period (a) .....................................................................  $  933,775,692    $    862,230,854
                                                                                          ==============    ================
----------
 (a) Includes accumulated overdistributed net investment income of: ....................  $   (2,256,229)   $             --
                                                                                          --------------    ----------------

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/ALLIANCE TECHNOLOGY PORTFOLIO


--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2001 (UNAUDITED)

 ASSETS
   Investments at value (Cost $437,175,268) (Note 1) ...........    $ 355,523,290
   Cash ........................................................        2,212,965
   Short-term investments held as collateral for loaned
    securities .................................................      112,745,292
   Receivable for securities sold ..............................        1,395,668
   Dividends, interest and other receivables ...................          118,374
                                                                    -------------
    Total assets ...............................................      471,995,589
                                                                    -------------
 LIABILITIES
   Collateral held for loaned securities .......................      112,745,292
   Investment management/advisory fees payable .................          240,416
   Distribution fees payable ...................................           62,938
   Trustees' fees payable ......................................              360
   Accrued expenses (Note 1) ...................................           28,959
                                                                    -------------
    Total liabilities ..........................................      113,077,965
                                                                    -------------
 NET ASSETS ....................................................    $ 358,917,624
                                                                    =============
   Net assets were comprised of:
   Paid in capital .............................................    $ 501,285,415
   Accumulated overdistributed net investment income ...........         (509,097)
   Accumulated undistributed net realized loss .................      (60,206,716)
   Unrealized depreciation on investments ......................      (81,651,978)
                                                                    -------------
    Net assets, June 30, 2001 ..................................    $ 358,917,624
                                                                    =============
 CLASS IA
   Net asset value, offering and redemption price per share,
    $27,453,371 / 4,748,782 shares outstanding (unlimited
    amount authorized: $0.01 par value) (Note 1) ...............    $        5.78
                                                                    =============
 CLASS IB
   Net asset value, offering and redemption price per share,
    $331,464,253 / 57,455,632 shares outstanding (unlimited
    amount authorized: $0.01 par value) (Note 1) ...............    $        5.77
                                                                    =============

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)

 INVESTMENT INCOME
   Dividends (net of $10,089 foreign withholding tax) .    $     142,369
   Interest ...........................................        1,096,020
   Securities lending (net) ...........................           99,892
                                                           -------------
    Total income ......................................        1,338,281
                                                           -------------
 EXPENSES (NOTES 1,2,3,4, AND 7)
   Investment management fee ..........................        1,468,004
   Distribution fees--Class IB ........................          375,770
   Administrative fees ................................           55,489
   Printing and mailing expenses ......................           35,126
   Custodian fees .....................................           31,699
   Professional fees ..................................            8,996
   Trustees' fees .....................................            1,346
   Miscellaneous ......................................              621
                                                           -------------
    Gross expenses ....................................        1,977,051
                                                           -------------
   Less: Waiver of investment management fee (Note 6):          (133,139)
                                                           -------------
    Net expenses ......................................        1,843,912
                                                           -------------
 NET INVESTMENT LOSS ..................................         (505,631)
                                                           -------------
 REALIZED AND UNREALIZED LOSS (NOTE 1)
   Realized loss on securities ........................      (25,775,815)
   Net change in unrealized depreciation on securities       (22,369,197)
                                                           -------------
 NET REALIZED AND UNREALIZED LOSS .....................      (48,145,012)
                                                           -------------
 NET DECREASE IN NET ASSETS RESULTING FROM
 OPERATIONS ...........................................    $ (48,650,643)
                                                           =============




                                                                                            SIX MONTHS ENDED     MAY 1, 2000*
                                                                                              JUNE 30, 2001           TO
                                                                                               (UNAUDITED)     DECEMBER 31, 2000
STATEMENT OF CHANGES IN NET ASSETS                                                         ------------------ ------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income (loss) ............................................................   $    (505,631)     $      11,666
 Net realized loss on investments ........................................................     (25,775,815)       (34,430,901)
 Net change in unrealized depreciation on investments ....................................     (22,369,197)       (59,282,781)
                                                                                             -------------      -------------
 NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ....................................     (48,650,643)       (93,702,016)
                                                                                             -------------      -------------
DIVIDENDS AND DISTRIBUTIONS:
 Dividends from net investment income
 Class IA ................................................................................          (3,742)                --
 Class IB ................................................................................         (43,210)                --
                                                                                             -------------      -------------
 TOTAL DIVIDENDS AND DISTRIBUTIONS .......................................................         (46,952)                --
                                                                                             -------------      -------------
CAPITAL SHARES TRANSACTIONS (NOTE 1):
 CLASS IA
 Capital shares sold [ 5,278,740 and 5,779,881 shares, respectively ] ....................      32,245,523         49,565,101
 Capital shares issued in reinvestment of dividends and distributions [ 640 and 0 shares,            3,742                 --
  respectively ]
 Capital shares repurchased [ (3,956,801) and (2,353,678) shares, respectively ] .........     (23,879,396)       (20,630,364)
                                                                                             -------------      -------------
 Total Class IA transactions .............................................................       8,369,869         28,934,737
                                                                                             -------------      -------------
 CLASS IB
 Capital shares sold [ 24,444,258 and 44,930,754 shares, respectively ] ..................     151,051,420        394,923,343
 Capital shares issued in reinvestment of dividends and distributions [ 7,399 and 0                 43,210                 --
  shares, respectively ]
 Capital shares repurchased [ (8,235,268) and (3,691,511) shares, respectively ] .........     (49,869,737)       (32,135,607)
                                                                                             -------------      -------------
 Total Class IB transactions .............................................................     101,224,893        362,787,736
                                                                                             -------------      -------------
 NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARES TRANSACTIONS ...................     109,594,762        391,722,473
                                                                                             -------------      -------------
TOTAL INCREASE IN NET ASSETS .............................................................      60,897,167        298,020,457
NET ASSETS:
 Beginning of period .....................................................................     298,020,457                 --
                                                                                             -------------      -------------
 End of period (a) .......................................................................   $ 358,917,624      $ 298,020,457
                                                                                             =============      =============
----------
 (a) Includes accumulated undistributed (overdistributed) net investment income of: ......   $    (509,097)     $      43,486
                                                                                             -------------      -------------

 * Commencement of operations



                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/AXP NEW DIMENSIONS PORTFOLIO


--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2001 (UNAUDITED)

 ASSETS
   Investments at value (Cost $14,433,609) (Note 1).............    $13,588,025
   Cash ........................................................        529,777
   Dividends, interest and other receivables ...................          8,036
   Receivable for securities sold ..............................          3,496
   Other assets ................................................         33,990
                                                                    -----------
    Total assets ...............................................     14,163,324
                                                                    -----------
 LIABILITIES
   Payable for securities purchased ............................         27,341
   Distribution fees payable ...................................          2,715
   Investment management/advisory fees payable .................          2,451
   Trustees' fees payable ......................................            162
   Accrued expenses (Note 1) ...................................          1,028
                                                                    -----------
    Total liabilities ..........................................         33,697
                                                                    -----------
 NET ASSETS ....................................................    $14,129,627
                                                                    ===========
   Net assets were comprised of:
   Paid in capital .............................................    $15,766,260
   Accumulated undistributed net investment income .............         13,730
   Accumulated undistributed net realized loss .................       (804,779)
   Unrealized depreciation on investments ......................       (845,584)
                                                                    -----------
    Net assets, June 30, 2001 ..................................    $14,129,627
                                                                    ===========
 CLASS IB
   Net asset value, offering and redemption price per share,
    $14,129,627 / 1,912,017 shares outstanding (unlimited
    amount authorized: $0.01 par value) (Note 1)................    $      7.39
                                                                    ===========


STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)

 INVESTMENT INCOME
   Dividends ..........................................    $     45,652
   Interest ...........................................          19,444
   Securities lending (net) ...........................             361
                                                           ------------
    Total income ......................................          65,457
                                                           ------------
 EXPENSES (NOTES 1,2,3,4, AND 7)
   Investment management fee ..........................          35,418
   Administrative fees ................................          16,853
   Distribution fees--Class IB ........................          13,623
   Printing and mailing expenses ......................           1,315
   Custodian fees .....................................           1,187
   Professional fees ..................................             337
   Trustees' fees .....................................              65
   Miscellaneous ......................................             923
                                                           ------------
    Gross expenses ....................................          69,721
                                                           ------------
   Less: Waiver of investment management fee (Note 6):          (17,994)
                                                           ------------
    Net expenses ......................................          51,727
                                                           ------------
 NET INVESTMENT INCOME                                           13,730
                                                           ------------

 REALIZED AND UNREALIZED LOSS (NOTE 1)
   Realized loss on securities ........................        (760,848)
   Net change in unrealized depreciation on securities         (347,848)
                                                           ------------
 NET REALIZED AND UNREALIZED LOSS .....................      (1,108,696)
                                                           ------------
 NET DECREASE IN NET ASSETS RESULTING FROM
 OPERATIONS ...........................................    $ (1,094,966)
                                                           ============








                                                                                         SIX MONTHS ENDED   SEPTEMBER 1, 2000*
                                                                                           JUNE 30, 2001            TO
                                                                                            (UNAUDITED)     DECEMBER 31, 2000
STATEMENT OF CHANGES IN NET ASSETS                                                      ------------------ -------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income ................................................................    $     13,730        $    6,535
 Net realized loss on investments .....................................................        (760,848)          (43,931)
 Net change in unrealized depreciation on investments .................................        (347,848)         (497,736)
                                                                                           ------------        ----------
 NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS .................................      (1,094,966)         (535,132)
                                                                                           ------------        ----------
DIVIDENDS AND DISTRIBUTIONS:
 CLASS IB
 Dividends from net investment income .................................................              --            (8,911)
                                                                                           ------------        ----------
CAPITAL SHARES TRANSACTIONS (NOTE 1):
 CLASS IB
 Capital shares sold [ 1,157,745 and 842,259 shares, respectively ] ...................       8,913,845         7,543,592
 Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,115                  --             8,911
  shares, respectively ]
 Capital shares repurchased [ (75,942) and (13,160) shares, respectively ] ............        (587,920)         (109,792)
                                                                                           ------------        ----------
 NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARES TRANSACTIONS ................       8,325,925         7,442,711
                                                                                           ------------        ----------
TOTAL INCREASE IN NET ASSETS ..........................................................       7,230,959         6,898,668
NET ASSETS:
 Beginning of period ..................................................................       6,898,668                --
                                                                                           ------------        ----------
 End of period (a) ....................................................................    $ 14,129,627        $6,898,668
                                                                                           ============        ==========
----------
 (a) Includes accumulated undistributed net investment income of: .....................    $     13,730        $       --
                                                                                           ------------        ----------
 * Commencement of Operations.


                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/AXP STRATEGY AGGRESSIVE PORTFOLIO


--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2001 (UNAUDITED)

 ASSETS
   Investments at value (Cost $16,617,709) (Note 1).............    $ 15,064,628
   Cash ........................................................       2,923,089
   Receivable for securities sold ..............................           9,493
   Dividends, interest and other receivables ...................           4,385
   Other assets ................................................          20,312
                                                                    ------------
    Total assets ...............................................      18,021,907
                                                                    ------------
 LIABILITIES
   Payable for securities purchased ............................         331,758
   Investment management/advisory fees payable .................           8,213
   Distribution fees payable ...................................           3,308
   Trustees' fees payable ......................................             139
                                                                    ------------
     Total liabilities .........................................         343,418
                                                                    ------------
 NET ASSETS ....................................................    $ 17,678,489
                                                                    ============
   Net assets were comprised of:
   Paid in capital .............................................    $ 25,007,266
   Accumulated overdistributed net investment income ...........          (6,278)
   Accumulated undistributed net realized loss .................      (5,769,418)
   Unrealized depreciation on investments ......................      (1,553,081)
                                                                    ------------
    Net assets, June 30, 2001 ..................................    $ 17,678,489
                                                                    ============
 CLASS IB
   Net asset value, offering and redemption price per share,
    $17,678,489 / 3,666,635 shares outstanding (unlimited
    amount authorized: $0.01 par value) (Note 1)................    $       4.82
                                                                    ============


STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)

 INVESTMENT INCOME
   Dividends ..........................................    $     19,446
   Interest ...........................................          47,117
   Securities lending (net) ...........................           2,328
                                                           ------------
    Total income ......................................          68,891
                                                           ------------
 EXPENSES (NOTES 1,2,3,4, AND 7)
   Investment management fee ..........................          52,941
   Distribution fees--Class IB ........................          18,908
   Administrative fees ................................          14,743
   Printing and mailing expenses ......................           1,590
   Custodian fees .....................................           1,435
   Professional fees ..................................             407
   Trustees' fees .....................................              75
   Miscellaneous ......................................              28
                                                           ------------
    Gross expenses ....................................          90,127
                                                           ------------
   Less: Waiver of investment management fee (Note 6):          (14,958)
                                                           ------------
    Net expenses ......................................          75,169
                                                           ------------
 NET INVESTMENT LOSS ..................................          (6,278)
                                                           ------------
 REALIZED AND UNREALIZED GAIN (LOSS) (NOTE 1)

   Realized loss on securities ........................      (4,625,406)
   Net change in unrealized appreciation on securities          851,682
                                                           ------------
 NET REALIZED AND UNREALIZED LOSS .....................      (3,773,724)
                                                           ------------
 NET DECREASE IN NET ASSETS RESULTING FROM
 OPERATIONS ...........................................    $ (3,780,002)
                                                           ============




                                                                                        SIX MONTHS ENDED   SEPTEMBER 1, 2000*
                                                                                          JUNE 30, 2001            TO
                                                                                           (UNAUDITED)     DECEMBER 31, 2000
STATEMENT OF CHANGES IN NET ASSETS                                                     ------------------ -------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income (loss) ........................................................    $     (6,278)      $     13,012
 Net realized loss on investments ....................................................      (4,625,406)        (2,404,763)
 Net change in unrealized appreciation (depreciation) on investments .................         851,682         (1,144,012)
                                                                                          ------------       ------------
 NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ................................      (3,780,002)        (3,535,763)
                                                                                          ------------       ------------
DIVIDENDS AND DISTRIBUTIONS:
 CLASS IB
 Dividends from net investment income ................................................              --            (18,221)
                                                                                          ------------       ------------
CAPITAL SHARES TRANSACTIONS (NOTE 1):
 CLASS IB
 Capital shares sold [2,604,230 and 3,488,096 shares, respectively] ..................      13,586,722         26,200,015
 Capital shares issued in reinvestment of dividends and distributions [0 and 3,260                  --             18,221
  shares, respectively]
 Capital shares repurchased [ (1,377,841) and (1,051,110) shares, respectively] ......      (7,288,298)        (7,504,185)
                                                                                          ------------       ------------
 NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARES TRANSACTIONS ...............       6,298,424         18,714,051
                                                                                          ------------       ------------
TOTAL INCREASE IN NET ASSETS .........................................................       2,518,422         15,160,067
NET ASSETS:
 Beginning of period .................................................................      15,160,067                 --
                                                                                          ------------       ------------
 End of period (a) ...................................................................    $ 17,678,489       $ 15,160,067
                                                                                          ============       ============
----------
 (a) Includes accumulated overdistributed net investment income of: ..................    $     (6,278)      $         --
                                                                                          ------------       ------------

     * Commencement of Operations

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/BALANCED PORTFOLIO


--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2001 (UNAUDITED)

 ASSETS
   Investments at value (Cost $2,659,280,082) (Note 1)...........  $2,616,375,904
   Cash .........................................................       6,423,083
   Short-term investments held as collateral for loaned
    securities ..................................................     751,877,161
   Receivable for securities sold ...............................      25,993,680
   Dividends, interest and other receivables ....................      14,838,642
   Other assets .................................................         383,068
                                                                   --------------
    Total assets ................................................   3,415,891,538
                                                                   --------------
 LIABILITIES
   Collateral held for loaned securities ........................     751,877,161
   Payable for securities purchased .............................      77,986,617
   Investment management/advisory fees payable ..................       1,129,173
   Payable to custodian .........................................         153,201
   Trustees' fees payable .......................................          96,804
   Distribution fees payable ....................................          48,153
   Accrued expenses (Note 1) ....................................         204,617
                                                                   --------------
    Total liabilities ...........................................     831,495,726
                                                                   --------------
 NET ASSETS .....................................................  $2,584,395,812
                                                                   ==============
   Net assets were comprised of:
   Paid in capital ..............................................  $2,619,114,283
   Accumulated undistributed net investment income ..............      31,936,982
   Accumulated undistributed net realized loss ..................     (23,743,236)
   Unrealized depreciation on investments and foreign
    currencies ..................................................     (42,912,217)
                                                                   --------------
    Net assets, June 30, 2001 ...................................  $2,584,395,812
                                                                   ==============
 CLASS IA
   Net asset value, offering and redemption price per share,
    $2,254,320,000/148,705,184, shares outstanding (unlimited
    amount authorized: $0.01 par value) (Note 1).................  $        15.16
                                                                   ==============
 CLASS IB
   Net asset value, offering and redemption price per share,
    $330,075,812/21,880,636 shares outstanding (unlimited
    amount authorized: $0.01 par value) (Note 1).................  $        15.09
                                                                   ==============

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)

 INVESTMENT INCOME
   Dividends (net of $32,424 foreign withholding tax) . ..    $   4,300,050
   Interest ..............................................       33,748,401
   Securities lending (net) ..............................          944,544
                                                              -------------
    Total income .........................................       38,992,995
                                                              -------------
 EXPENSES (NOTES 1,2,3,4, AND 7)
   Investment management fee .............................        5,887,631
   Administrative fees ...................................          346,308
   Printing and mailing expenses .........................          263,943
   Custodian fees ........................................          238,192
   Distribution fees--Class IB ...........................          123,457
   Professional fees .....................................           55,271
   Trustees' fees ........................................           13,984
   Miscellaneous .........................................           40,987
                                                              -------------
    Total expenses .......................................        6,969,773
                                                              -------------
 NET INVESTMENT INCOME ...................................       32,023,222
                                                              -------------
 REALIZED AND UNREALIZED GAIN (LOSS) (NOTE 1)
   Realized gain (loss) on:
   Securities ............................................      (16,636,938)
   Foreign currency transactions .........................        1,497,354
                                                              -------------
   Net realized loss .....................................      (15,139,584)
                                                              -------------
   Change in unrealized appreciation on:
   Securities ............................................         (450,590)
   Foreign currency translations .........................          (51,225)
                                                              -------------
    Net change in unrealized depreciation ................         (501,815)
                                                              -------------
 NET REALIZED AND UNREALIZED LOSS ........................      (15,641,399)
                                                              -------------
 NET DECREASE IN NET ASSETS RESULTING FROM
 OPERATIONS ..............................................    $  16,381,823
                                                              =============


                                                                                            SIX MONTHS ENDED
                                                                                             JUNE 30, 2001       YEAR ENDED
                                                                                              (UNAUDITED)     DECEMBER 31, 2000
STATEMENT OF CHANGES IN NET ASSETS                                                         ----------------- ------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income ...................................................................  $   32,023,222     $   65,499,185
 Net realized gain (loss) on investments .................................................     (15,139,584)       270,109,711
 Net change in unrealized depreciation on investments and foreign currencies .............        (501,815)      (360,708,607)
                                                                                            --------------     --------------
 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .........................      16,381,823        (25,099,711)
                                                                                            --------------     --------------
DIVIDENDS AND DISTRIBUTIONS:
 Dividends from net investment income
 Class IA ................................................................................              --        (64,334,157)
 Class IB ................................................................................              --         (1,276,503)
                                                                                            --------------     --------------
                                                                                                        --        (65,610,660)
                                                                                            --------------     --------------
 Distributions from net realized capital gains
 Class IA ................................................................................              --       (315,556,034)
 Class IB ................................................................................              --         (6,208,583)
                                                                                            --------------     --------------
                                                                                                        --       (321,764,617)
                                                                                            --------------     --------------
 TOTAL DIVIDENDS AND DISTRIBUTIONS .......................................................              --       (387,375,277)
                                                                                            --------------     --------------
CAPITAL SHARES TRANSACTIONS (NOTE 1):
 CLASS IA
 Capital shares sold [ 32,469,434 and 2,667,615 shares, respectively ] ...................     486,397,269         50,541,393
 Capital shares issued in reinvestment of dividends and distributions [0 and 24,948,701
  shares, respectively ] .................................................................              --        379,890,191
 Capital shares repurchased [(9,725,551) and (12,492,034) shares, respectively ] .........    (148,974,468)      (238,483,573)
                                                                                            --------------     --------------
 Total Class IA transactions .............................................................     337,422,801        191,948,011
                                                                                            --------------     --------------
 CLASS IB
 Capital shares sold [ 20,937,746 and 1,802,495 shares, respectively ] ...................     322,951,499         34,007,553
 Capital shares issued in reinvestment of dividends and distributions [0 and 498,915                    --          7,485,086
  shares, respectively]
 Capital shares repurchased [ (1,783,289) and (134,064) shares, respectively ] ...........     (27,709,464)        (2,554,971)
                                                                                            --------------     --------------
 Total Class IB transactions .............................................................     295,242,035         38,937,668
                                                                                            --------------     --------------
 NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARES TRANSACTIONS ...................     632,664,836        230,885,679
 Unrealized depreciation acquired from substitution (Note 8) .............................     (20,075,396)                --
                                                                                            --------------     --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ..................................................     628,971,263       (181,589,309)
NET ASSETS:
 Beginning of period .....................................................................   1,955,424,549      2,137,013,858
                                                                                            --------------     --------------
 End of period (a) .......................................................................  $2,584,395,812     $1,955,424,549
                                                                                            ==============     ==============
----------
 (a) Includes accumulated undistributed (overdistributed) net investment income of: ......  $   31,936,982     $      (86,240)
                                                                                            --------------     --------------

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/BERNSTEIN DIVERSIFIED VALUE PORTFOLIO


--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2001 (UNAUDITED)

 ASSETS
   Investments at value (Cost $520,653,212) (Note 1)............     $ 537,308,928
   Cash ........................................................         2,016,308
   Short-term investments held as collateral for loaned
    securities .................................................        47,814,153
   Dividends, interest and other receivables ...................           793,817
   Deferred organizational costs (Note 1) ......................             9,390
   Other assets ................................................             2,882
                                                                     -------------
    Total assets ...............................................       587,945,478
                                                                     -------------
 LIABILITIES
   Collateral held for loaned securities .......................        47,814,153
   Payable for securities purchased ............................         6,220,791
   Investment management/advisory fees payable .................           246,673
   Distribution fees payable ...................................           112,507
   Payable to custodian ........................................            53,107
   Recoupment fees payable .....................................            16,237
   Trustees' fees payable ......................................            11,686
   Accrued expenses (Note 1) ...................................           101,923
                                                                     -------------
    Total liabilities ..........................................        54,577,077
                                                                     -------------
 NET ASSETS ....................................................     $ 533,368,401
                                                                     =============
   Net assets were comprised of:
   Paid in capital .............................................     $ 511,192,812
   Accumulated undistributed net investment income .............         1,647,081
   Accumulated undistributed net realized gain .................         3,872,792
   Unrealized appreciation on investments ......................        16,655,716
                                                                     -------------
   Net assets, June 30, 2001 ...................................     $ 533,368,401
                                                                     =============
 CLASS IA
   Net asset value, offering and redemption price per share,
    $12,951,839 / 1,074,083 shares outstanding (unlimited
    amount authorized: $0.01 par value) (Note 1)................     $       12.06
                                                                     =============
 CLASS IB
   Net asset value, offering and redemption price per share,
    $520,416,562 / 43,163,495 shares outstanding (unlimited
    amount authorized: $0.01 par value) (Note 1)................     $       12.06
                                                                     =============

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)

 INVESTMENT INCOME
   Dividends ..........................................    $  2,638,534
   Interest ...........................................         264,371
   Securities lending (net) ...........................           8,627
                                                           ------------
    Total income ......................................       2,911,532
                                                           ------------
 EXPENSES (NOTES 1,2,3,4, AND 7)
   Investment management fee ..........................         825,229
   Distribution fees--Class IB ........................         325,303
   Administrative fees ................................          51,553
   Printing and mailing expenses ......................          51,413
   Custodian fees .....................................          46,397
   Recoupment fees ....................................          17,905
   Professional fees ..................................          13,166
   Amortization of deferred organizational expense ....           3,115
   Trustees' fees .....................................           2,822
   Miscellaneous ......................................           1,246
                                                           ------------
    Gross expenses ....................................       1,338,149
                                                           ------------
   Less: Waiver of investment management fee (Note 6):          (76,986)
                                                           ------------
    Net expenses ......................................       1,261,163
                                                           ------------
 NET INVESTMENT INCOME ................................       1,650,369
                                                           ------------
 REALIZED AND UNREALIZED GAIN (LOSS) (NOTE 1)
   Realized gain on securities ........................       5,894,790
   Net change in unrealized depreciation on securities       (7,859,607)
                                                           ------------
 NET REALIZED AND UNREALIZED LOSS .....................      (1,964,817)
                                                           ------------
 NET DECREASE IN NET ASSETS RESULTING
 FROM OPERATIONS ......................................    $   (314,448)
                                                           ============












                                                                                            SIX MONTHS ENDED
                                                                                             JUNE 30, 2001       YEAR ENDED
                                                                                              (UNAUDITED)     DECEMBER 31, 2000
STATEMENT OF CHANGES IN NET ASSETS                                                         ----------------- ------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income ...................................................................   $   1,650,369      $  1,399,010
 Net realized gain (loss) on investments .................................................       5,894,790        (1,306,096)
 Net change in unrealized depreciation on investments ....................................      (7,859,607)       (2,478,811)
                                                                                             -------------      ------------
 NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ....................................        (314,448)       (2,385,897)
                                                                                             -------------      ------------
DIVIDENDS AND DISTRIBUTIONS:
 CLASS IB
 Dividends from net investment income ....................................................         (23,633)       (1,384,206)
                                                                                             -------------      ------------
CAPITAL SHARES TRANSACTIONS (NOTE 1):
 CLASS IA
 Capital shares sold [ 1,109,131 and 0 shares, respectively ] ............................      13,152,900                --
 Capital shares issued in reinvestment of dividends and distributions [ 0 and 0 shares,                 --                --
  respectively ]
 Capital shares repurchased [ (35,048) and (0) shares, respectively ] ....................        (425,106)               --
                                                                                             -------------      ------------
 Total Class IA transactions .............................................................      12,727,794                --
                                                                                             -------------      ------------
 CLASS IB
 Capital shares sold [ 29,491,187 and 4,401,314 shares, respectively ] ...................     340,287,369        51,638,781
 Capital shares issued in reinvestment of dividends and distributions [ 1,976 and 121,849
  shares, respectively ] .................................................................          23,633         1,384,206
 Capital shares repurchased [ (1,337,496) and (581,068) shares, respectively ] ...........     (16,245,990)       (6,707,022)
                                                                                             -------------      ------------
 Total Class IB transactions .............................................................     324,065,012        46,315,965
                                                                                             -------------      ------------
 NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARES TRANSACTIONS ...................     336,792,806        46,315,965
                                                                                             -------------      ------------
 Unrealized appreciation acquired through a merger with EQ/T. Rowe Price
  Equity Income Portfolio (Note 11) ......................................................      20,864,646                --
                                                                                             -------------      ------------
TOTAL INCREASE IN NET ASSETS .............................................................     357,319,371        42,545,862
NET ASSETS:
 Beginning of period .....................................................................     176,049,030       133,503,168
                                                                                             -------------      ------------
 End of period (a) .......................................................................   $ 533,368,401      $176,049,030
                                                                                             =============      ============
----------
 (a) Includes accumulated undistributed net investment income of: ........................   $   1,647,081      $     20,345
                                                                                             -------------      ------------

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO


--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2001 (UNAUDITED)

 ASSETS
   Investments at value (Cost $5,230,729) (Note 1)...............    $4,723,866
   Dividends, interest and other receivables ....................         3,120
   Other assets .................................................         2,816
                                                                     ----------
    Total assets ................................................     4,729,802
                                                                     ----------
 LIABILITIES
   Overdraft payable ............................................        21,362
   Payable to custodian .........................................         3,612
   Distribution fees payable ....................................           948
   Investment management/advisory fees payable ..................           207
   Trustees' fees payable .......................................            57
                                                                     ----------
    Total liabilities ...........................................        26,186
                                                                     ----------
 NET ASSETS .....................................................    $4,703,616
                                                                     ==========
   Net assets were comprised of:
   Paid in capital ..............................................    $5,470,651
   Accumulated overdistributed net investment income ............        (3,745)
   Accumulated undistributed net realized loss ..................      (256,427)
   Unrealized depreciation on investments .......................      (506,863)
                                                                     ----------
    Net assets, June 30, 2001 ...................................    $4,703,616
                                                                     ==========
 CLASS IB
    Net asset value, offering and redemption price per share,
      $4,703,616 / 550,206 shares outstanding (unlimited
      amount authorized: $0.01 par value) (Note 1)...............    $     8.55
                                                                     ==========

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)

 INVESTMENT INCOME
   Dividends ..........................................     $   11,669
   Interest ...........................................          7,745
                                                            ----------
    Total income ......................................         19,414
                                                            ----------
 EXPENSES (NOTES 1,2,3,4, AND 7)
   Administrative fees ................................         18,786
   Investment management fee ..........................         14,097
   Distribution fees--Class IB ........................          5,422
   Printing and mailing expenses ......................            474
   Custodian fees .....................................            428
   Professional fees ..................................            121
   Trustees' fees .....................................             26
   Miscellaneous ......................................              5
                                                            ----------
    Gross expenses ....................................         39,359
                                                            ----------
   Less: Waiver of investment management fee (Note 6):         (16,206)
                                                            ----------
    Net expenses ......................................         23,153
                                                            ----------
 NET INVESTMENT LOSS ..................................         (3,739)
                                                            ----------
 REALIZED AND UNREALIZED LOSS (NOTE 1)
   Realized loss on securities ........................       (226,671)
   Net change in unrealized depreciation on securities        (173,614)
                                                            ----------
 NET REALIZED AND UNREALIZED LOSS .....................       (400,285)
                                                            ----------
 NET DECREASE IN NET ASSETS RESULTING FROM
 OPERATIONS ...........................................     $ (404,024)
                                                            ==========


                                                                                            SIX MONTHS ENDED
                                                                                             JUNE 30, 2001       YEAR ENDED
                                                                                              (UNAUDITED)     DECEMBER 31, 2000
STATEMENT OF CHANGES IN NET ASSETS                                                         ----------------- ------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment loss .....................................................................    $   (3,739)       $     (3,643)
 Net realized gain (loss) on investments .................................................      (226,671)            365,071
 Net change in unrealized depreciation on investments ....................................      (173,614)           (483,338)
                                                                                              ----------        ------------
 NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ....................................      (404,024)           (121,910)
                                                                                              ----------        ------------
DIVIDENDS AND DISTRIBUTIONS:
 CLASS IB
 Distributions from net realized capital gains ...........................................      (134,740)           (281,555)
                                                                                              ----------        ------------
CAPITAL SHARES TRANSACTIONS (NOTE 1):
 CLASS IB
 Capital shares sold [ 197,722 and 260,340 shares, respectively ] ........................     1,822,262           2,801,992
 Capital shares issued in reinvestment of dividends and distributions [ 15,259 and 29,802
  shares, respectively ] .................................................................       134,740             281,555
 Capital shares repurchased [ (69,768) and (126,938) shares, respectively ] ..............      (637,029)         (1,379,819)
                                                                                              ----------        ------------
 NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARES TRANSACTIONS ...................     1,319,973           1,703,728
                                                                                              ----------        ------------
TOTAL INCREASE IN NET ASSETS .............................................................       781,209           1,300,263
NET ASSETS:
 Beginning of period .....................................................................     3,922,407           2,622,144
                                                                                              ----------        ------------
 End of period (a) .......................................................................    $4,703,616        $  3,922,407
                                                                                              ==========        ============
----------
 (a) Includes accumulated overdistributed net investment income of: ......................    $   (3,745)       $         (6)
                                                                                              ----------        ------------

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/CAPITAL GUARDIAN INTERNATIONAL PORTFOLIO


--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2001 (UNAUDITED)

 ASSETS
   Investments at value (Cost $136,610,829) (Note 1)............    $ 112,119,783
   Cash (Foreign cash $86,232 ).................................        3,375,410
   Short-term investments held as collateral for loaned
    securities .................................................       11,013,781
   Receivable for securities sold ..............................          397,797
   Unrealized appreciation of forward foreign currency
    contracts (Note 1) .........................................          238,256
   Dividends, interest and other receivables ...................          130,682
   Other assets ................................................           74,739
                                                                    -------------
    Total assets ...............................................      127,350,448
                                                                    -------------
 LIABILITIES
   Collateral held for loaned securities .......................       11,013,781
   Payable for securities purchased ............................        1,106,181
   Unrealized depreciation of forward foreign currency
    contracts (Note 1) .........................................          332,178
   Investment management/advisory fees payable .................           49,318
   Distribution fees payable ...................................           45,977
   Recoupment fees payable .....................................            1,475
   Trustees' fees payable ......................................              319
   Accrued expenses (Note 1) ...................................            3,304
                                                                    -------------
    Total liabilities ..........................................       12,552,533
                                                                    -------------
 NET ASSETS ....................................................    $ 114,797,915
                                                                    =============
   Net assets were comprised of:
   Paid in capital .............................................    $ 141,544,087
   Accumulated overdistributed net investment income ...........         (514,958)
   Accumulated undistributed net realized loss .................       (1,648,513)
   Unrealized depreciation on investments and foreign
    currencies .................................................      (24,582,701)
                                                                    -------------
    Net assets, June 30, 2001 ..................................    $ 114,797,915
                                                                    =============
 CLASS IB
   Net asset value, offering and redemption price per share,
    $114,797,915 / 11,860,177 shares outstanding (unlimited
    amount authorized: $0.01 par value) (Note 1)................    $        9.68
                                                                    =============

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)

 INVESTMENT INCOME
   Dividends (net of $106,506 foreign withholding tax) ..     $     919,361
   Interest .............................................           222,442
   Securities lending (net) .............................            26,305
                                                              -------------
    Total income ........................................         1,168,108
                                                              -------------
 EXPENSES (NOTES 1,2,3,4, AND 7)
   Investment management fee ............................           476,558
   Distribution fees--Class IB ..........................           140,164
   Administrative fees ..................................            33,764
   Printing and mailing expenses ........................            11,120
   Custodian fees .......................................            10,044
   Professional fees ....................................             2,848
   Recoupment fees ......................................             1,475
   Trustees' fees .......................................               610
   Miscellaneous ........................................               289
                                                              -------------
    Gross expenses ......................................           676,872
                                                              -------------
   Less: Waiver of investment management fee (Note 6): ..            (4,614)
                                                              -------------
    Net expenses ........................................           672,258
                                                              -------------
 NET INVESTMENT INCOME ..................................           495,850
                                                              -------------
 REALIZED AND UNREALIZED GAIN (LOSS) (NOTE 1)
   Realized gain (loss) on:
   Securities ...........................................        (2,062,433)
   Foreign currency transactions ........................           695,964
                                                              -------------
    Net realized loss ...................................        (1,366,469)
                                                              -------------
   Change in unrealized depreciation on:
   Securities ...........................................       (12,555,039)
   Foreign currency translations ........................        (1,067,765)
                                                              -------------
    Net change in unrealized depreciation ...............       (13,622,804)
                                                              -------------
 NET REALIZED AND UNREALIZED LOSS .......................       (14,989,273)
                                                              -------------
 NET DECREASE IN NET ASSETS RESULTING FROM
 OPERATIONS .............................................     $ (14,493,423)
                                                              =============


                                                                                            SIX MONTHS ENDED
                                                                                             JUNE 30, 2001       YEAR ENDED
                                                                                              (UNAUDITED)     DECEMBER 31, 2000
STATEMENT OF CHANGES IN NET ASSETS                                                         ----------------- ------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income ...................................................................  $      495,850     $      356,548
 Net realized gain (loss) on investments .................................................      (1,366,469)           645,969
 Net change in unrealized depreciation on investments and foreign currencies .............     (13,622,804)       (22,024,062)
                                                                                            --------------     --------------
 NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ....................................     (14,493,423)       (21,021,545)
                                                                                            --------------     --------------
DIVIDENDS AND DISTRIBUTIONS:
 CLASS IB
 Dividends from net investment income ....................................................        (781,825)                --
 Dividends in excess of net investment income ............................................              --           (144,796)
 Distributions from net realized capital gains ...........................................        (269,484)          (902,396)
 Dividends in excess of realized gains ...................................................              --            (12,560)
                                                                                            --------------     --------------
 TOTAL DIVIDENDS AND DISTRIBUTIONS .......................................................      (1,051,309)        (1,059,752)
                                                                                            --------------     --------------
CAPITAL SHARES TRANSACTIONS (NOTE 1):
 CLASS IB
 Capital shares sold [ 20,491,714 and 16,515,319 shares, respectively ] ..................     215,150,566        212,857,045
 Capital shares issued in reinvestment of dividends and distributions [ 99,368 and 94,219
  shares, respectively ] .................................................................       1,051,309          1,059,752
 Capital shares repurchased [ (18,523,414) and (10,508,137) shares, respectively ] .......    (196,344,761)      (133,399,127)
                                                                                            --------------     --------------
 NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARES TRANSACTIONS ...................      19,857,114         80,517,670
                                                                                            --------------     --------------
TOTAL INCREASE IN NET ASSETS .............................................................       4,312,382         58,436,373
NET ASSETS:
 Beginning of period .....................................................................     110,485,533         52,049,160
                                                                                            --------------     --------------
 End of period (a) .......................................................................  $  114,797,915     $  110,485,533
                                                                                            ==============     ==============
----------
 (a) Includes accumulated overdistributed net investment income of: ......................  $     (514,958)    $     (228,983)
                                                                                            --------------     --------------

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO


--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2001 (UNAUDITED)

 ASSETS
   Investments at value (Cost $92,117,185) (Note 1).............    $96,487,561
   Receivable for securities sold ..............................        293,172
   Dividends, interest and other receivables ...................         59,533
   Other assets ................................................          7,459
                                                                    -----------
    Total assets ...............................................     96,847,725
                                                                    -----------
 LIABILITIES
   Overdraft payable ...........................................         45,946
   Payable for securities purchased ............................        350,589
   Investment management/advisory fees payable .................         50,021
   Distribution fees payable ...................................         20,888
   Payable to custodian ........................................          5,385
   Trustees' fees payable ......................................            385
                                                                    -----------
    Total liabilities ..........................................        473,214
                                                                    -----------
 NET ASSETS ....................................................    $96,374,511
                                                                    ===========
   Net assets were comprised of:
   Paid in capital .............................................    $92,334,085
   Accumulated undistributed net investment income .............        147,863
   Accumulated undistributed net realized loss .................       (477,813)
   Unrealized appreciation on investments ......................      4,370,376
                                                                    -----------
    Net assets, June 30, 2001 ..................................    $96,374,511
                                                                    ===========
 CLASS IB
   Net asset value, offering and redemption price per share,
    $96,374,511 / 8,669,832 shares outstanding (unlimited
    amount authorized: $0.01 par value) (Note 1)................    $     11.12
                                                                    ===========

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)

 INVESTMENT INCOME
   Dividends (net of $3,292 foreign withholding tax) ..    $  469,130
   Interest ...........................................        79,246
   Securities lending (net) ...........................         4,044
                                                           ----------
    Total income ......................................       552,420
                                                           ----------
 EXPENSES (NOTES 1,2,3,4, AND 7)
   Investment management fee ..........................       276,233
   Distribution fees--Class IB ........................       106,243
   Administrative fees ................................        28,332
   Printing and mailing expenses ......................         9,282
   Custodian fees .....................................         8,310
   Professional fees ..................................         2,401
   Trustees' fees .....................................           475
   Miscellaneous ......................................           234
                                                           ----------
    Gross expenses ....................................       431,510
                                                           ----------
   Less: Waiver of investment management fee (Note 6):        (27,792)
                                                           ----------
    Net expenses ......................................       403,718
                                                           ----------
 NET INVESTMENT INCOME ................................       148,702
                                                           ----------
 REALIZED AND UNREALIZED GAIN (LOSS) (NOTE 1)
   Realized gain on securities ........................       251,779
   Net change in unrealized depreciation on securities       (726,885)
                                                           ----------
 NET REALIZED AND UNREALIZED LOSS .....................      (475,106)
                                                           ----------
 NET DECREASE IN NET ASSETS RESULTING FROM
 OPERATIONS ...........................................    $ (326,404)
                                                           ==========


                                                                                            SIX MONTHS ENDED
                                                                                             JUNE 30, 2001       YEAR ENDED
                                                                                              (UNAUDITED)     DECEMBER 31, 2000
STATEMENT OF CHANGES IN NET ASSETS                                                         ----------------- ------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income ...................................................................   $    148,702      $     265,151
 Net realized gain (loss) on investments .................................................        251,779            (33,744)
 Net change in unrealized appreciation (depreciation) on investments .....................       (726,885)         3,018,108
                                                                                             ------------      -------------
 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .........................       (326,404)         3,249,515
                                                                                             ------------      -------------
DIVIDENDS AND DISTRIBUTIONS:
 CLASS IB
 Dividends from net investment income ....................................................         (7,408)          (258,533)
 Distributions in excess of realized capital gains .......................................             --           (659,259)
                                                                                             ------------      -------------
 TOTAL DIVIDENDS AND DISTRIBUTIONS .......................................................         (7,408)          (917,792)
                                                                                             ------------      -------------
CAPITAL SHARES TRANSACTIONS (NOTE 1):
 CLASS IB
 Capital shares sold [ 2,174,973 and 5,475,786 shares, respectively ] ....................     23,964,646         60,860,784
 Capital shares issued in reinvestment of dividends and distributions [ 672 and 86,830              7,408            917,792
  shares, respectively ]
 Capital shares repurchased [ (479,463) and (1,761,298) shares, respectively ] ...........     (5,222,339)       (20,055,148)
                                                                                             ------------      -------------
 NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARES TRANSACTIONS ...................     18,749,715         41,723,428
                                                                                             ------------      -------------
TOTAL INCREASE IN NET ASSETS .............................................................     18,415,903         44,055,151
NET ASSETS:
 Beginning of period .....................................................................     77,958,608         33,903,457
                                                                                             ------------      -------------
 End of period (a) .......................................................................   $ 96,374,511      $  77,958,608
                                                                                             ============      =============
----------
 (a) Includes accumulated undistributed net investment income of: ........................   $    147,863      $       6,569
                                                                                             ------------      -------------

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/CAPITAL GUARDIAN U.S. EQUITY PORTFOLIO


--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2001 (UNAUDITED)

 ASSETS
   Investments at value (Cost $166,514,854) (Note 1)............    $171,903,347
   Cash ........................................................         127,209
   Short-term investments held as collateral for loaned
    securities .................................................      17,593,208
   Receivable for securities sold ..............................         497,881
   Dividends, interest and other receivables ...................         149,366
   Other assets ................................................           2,068
                                                                    ------------
    Total assets ...............................................     190,273,079
                                                                    ------------
 LIABILITIES
   Collateral held for loaned securities .......................      17,593,208
   Payable for securities purchased ............................         331,321
   Investment management/advisory fees payable .................          90,397
   Distribution fees payable ...................................          34,293
   Payable to custodian ........................................          13,937
   Trustees' fees payable ......................................             616
                                                                    ------------
    Total liabilities ..........................................      18,063,772
                                                                    ------------
 NET ASSETS ....................................................    $172,209,307
                                                                    ============
   Net assets were comprised of:
   Paid in capital .............................................    $167,166,117
   Accumulated undistributed net investment income .............         304,593
   Accumulated undistributed net realized loss .................        (649,896)
   Unrealized appreciation on investments ......................       5,388,493
                                                                    ------------
    Net assets, June 30, 2001 ..................................    $172,209,307
                                                                    ============
 CLASS IB
   Net asset value, offering and redemption price per share,
    $172,209,307/16,304,674 shares outstanding (unlimited
    amount authorized: $0.01 par value) (Note 1)................    $      10.56
                                                                    ============

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)

 INVESTMENT INCOME
   Dividends (net of $7,960 foreign withholding tax) ..    $  784,798
   Interest ...........................................       230,586
   Securities lending (net) ...........................         9,009
                                                           ----------
    Total income ......................................     1,024,393
                                                           ----------
 EXPENSES (NOTES 1,2,3,4, AND 7)
   Investment management fee ..........................       491,374
   Distribution fees--Class IB ........................       188,990
   Administrative fees ................................        36,106
   Printing and mailing expenses ......................        16,515
   Custodian fees .....................................        14,904
   Professional fees ..................................         4,229
   Recoupment fees ....................................         2,706
   Trustees' fees .....................................           906
   Miscellaneous ......................................           433
                                                           ----------
    Gross expenses ....................................       756,163
                                                           ----------
   Less: Waiver of investment management fee (Note 6):        (38,020)
                                                           ----------
    Net expenses ......................................       718,143
                                                           ----------
 NET INVESTMENT INCOME ................................       306,250
                                                           ----------
 REALIZED AND UNREALIZED GAIN (NOTE 1)
   Realized gain on securities ........................        58,078
   Net change in unrealized appreciation on securities      1,144,019
                                                           ----------
 NET REALIZED AND UNREALIZED GAIN .....................     1,202,097
                                                           ----------
 NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS ......................................    $1,508,347
                                                           ==========


                                                                                            SIX MONTHS ENDED
                                                                                             JUNE 30, 2001       YEAR ENDED
                                                                                              (UNAUDITED)     DECEMBER 31, 2000
STATEMENT OF CHANGES IN NET ASSETS                                                         ----------------- ------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income ...................................................................   $    306,250      $     638,119
 Net realized gain on investments ........................................................         58,078          1,556,269
 Net change in unrealized appreciation on investments ....................................      1,144,019          1,768,622
                                                                                             ------------      -------------
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ....................................      1,508,347          3,963,010
                                                                                             ------------      -------------
DIVIDENDS AND DISTRIBUTIONS:
 CLASS IB
 Dividends from net investment income ....................................................        (18,377)          (619,857)
 Distributions from net realized capital gains ...........................................             --         (1,464,959)
 Dividends in excess of realized gains ...................................................             --           (708,445)
                                                                                             ------------      -------------
 TOTAL DIVIDENDS AND DISTRIBUTIONS .......................................................        (18,377)        (2,793,261)
                                                                                             ------------      -------------
CAPITAL SHARES TRANSACTIONS (NOTE 1):
 CLASS IB
 Capital shares sold [ 4,097,709 and 8,608,106 shares, respectively ] ....................     42,613,526         89,973,925
 Capital shares issued in reinvestment of dividends and distributions [ 1,735 and 283,292
  shares, respectively ] .................................................................         18,377          2,793,261
 Capital shares repurchased [(843,862) and (2,382,365) shares, respectively ] ............     (8,397,101)       (24,924,825)
                                                                                             ------------      -------------
 NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARES TRANSACTIONS ...................     34,234,802         67,842,361
                                                                                             ------------      -------------
TOTAL INCREASE IN NET ASSETS .............................................................     35,724,772         69,012,110
NET ASSETS:
 Beginning of period .....................................................................    136,484,535         67,472,425
                                                                                             ------------      -------------
 End of period (a) .......................................................................   $172,209,307      $ 136,484,535
                                                                                             ============      =============
----------
 (a) Includes accumulated undistributed net investment income of: ........................   $    304,593      $      16,720
                                                                                             ------------      -------------

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/EQUITY 500 INDEX PORTFOLIO


--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2001 (UNAUDITED)

 ASSETS
   Investments at value (Cost $2,573,798,469) (Note 1)...........  $2,884,587,381
   Cash .........................................................         285,392
   Short-term investments held as collateral for loaned
    securities ..................................................     196,367,770
   Dividends, interest and other receivables ....................       2,115,516
   Variation margin receivable on futures contracts .............         166,825
   Other assets .................................................          15,364
                                                                   --------------
    Total assets ................................................   3,083,538,248
                                                                   --------------
 LIABILITIES

   Collateral held for loaned securities ........................     196,367,770
   Payable for securities purchased .............................       3,414,015
   Investment management/advisory fees payable ..................         639,654
   Payable to custodian .........................................         203,140
   Distribution fees payable ....................................         193,476
   Trustees' fees payable .......................................          48,679
   Accrued expenses (Note 1) ....................................         278,751
                                                                   --------------
    Total liabilities ...........................................     201,145,485
                                                                   --------------
 NET ASSETS .....................................................  $2,882,392,763
                                                                   ==============
   Net assets were comprised of:
   Paid in capital ..............................................  $2,565,078,089
   Accumulated undistributed net investment income ..............      12,860,932
   Accumulated undistributed net realized loss ..................      (5,227,457)
   Unrealized appreciation on investments .......................     309,681,199
                                                                   --------------
    Net assets, June 30, 2001 ...................................  $2,882,392,763
                                                                   ==============
 CLASS IA
   Net asset value, offering and redemption price per share,
    $1,954,791,434 / 82,813,538 shares outstanding (unlimited
    amount authorized: $0.01 par value) (Note 1).................  $        23.60
                                                                   ==============
 CLASS IB
   Net asset value, offering and redemption price per share,
    $927,601,329 / 39,528,142 shares outstanding (unlimited
    amount authorized: $0.01 par value) (Note 1).................  $        23.47
                                                                   ==============


STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)

 INVESTMENT INCOME
   Dividends (net of $61,102 foreign withholding tax).....  $   17,468,439
   Interest ..............................................       1,165,923
   Securities lending (net) ..............................         151,654
                                                            --------------
    Total income .........................................      18,786,016
                                                            --------------
 EXPENSES (NOTES 1,2,3,4, AND 7)
   Investment management fee .............................       3,626,815
   Distribution fees--Class IB ...........................       1,135,102
   Administrative fees ...................................         396,654
   Printing and mailing expenses .........................         299,499
   Custodian fees ........................................         268,051
   Professional fees .....................................          76,586
   Trustees' fees ........................................          52,310
   Amortization of deferred organizational expense .......           2,382
   Miscellaneous .........................................          14,162
                                                            --------------
    Total expenses .......................................       5,871,561
                                                            --------------
 NET INVESTMENT INCOME ...................................      12,914,455
                                                            --------------
 REALIZED AND UNREALIZED LOSS (NOTE 1)
   Realized loss on:
   Securities ............................................        (712,430)
   Future contracts ......................................      (2,709,346)
                                                            --------------
    Net realized loss ....................................      (3,421,776)
                                                            --------------
   Change in unrealized depreciation:
   Securities ............................................    (217,071,971)
   Future contracts ......................................      (1,605,038)
                                                            --------------
    Net change in unrealized depreciation ................    (218,677,009)
                                                            --------------
 NET REALIZED AND UNREALIZED LOSS ........................    (222,098,785)
                                                            --------------
 NET DECREASE IN NET ASSETS RESULTING FROM
 OPERATIONS ..............................................  $ (209,184,330)
                                                            ==============












                                                                                          SIX MONTHS ENDED
                                                                                           JUNE 30, 2001       YEAR ENDED
                                                                                            (UNAUDITED)     DECEMBER 31, 2000
STATEMENT OF CHANGES IN NET ASSETS                                                       ----------------- ------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income .................................................................  $   12,914,455    $     22,116,207
 Net realized gain (loss) on investments ...............................................      (3,421,776)        133,060,768
 Net change in unrealized depreciation on investments ..................................    (218,677,009)       (443,949,553)
                                                                                          --------------    ----------------
 NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................    (209,184,330)       (288,772,578)
                                                                                          --------------    ----------------
DIVIDENDS AND DISTRIBUTIONS:
 Dividends from net investment income
 Class IA ..............................................................................        (479,872)        (15,412,325)
 Class IB ..............................................................................        (224,200)         (6,041,808)
                                                                                          --------------    ----------------
                                                                                                (704,072)        (21,454,133)
                                                                                          --------------    ----------------
 Distributions from net realized capital gains
 Class IA ..............................................................................      (1,274,144)        (92,868,172)
 Class IB ..............................................................................        (595,289)        (39,922,878)
                                                                                          --------------    ----------------
                                                                                              (1,869,433)       (132,791,050)
                                                                                          --------------    ----------------
 TOTAL DIVIDENDS AND DISTRIBUTIONS .....................................................      (2,573,505)       (154,245,183)
                                                                                          --------------    ----------------
CAPITAL SHARES TRANSACTIONS (NOTE 1):
 CLASS IA
 Capital shares sold [ 23,835,811 and 49,380,522 shares, respectively ] ................     578,442,808       1,424,851,717
 Capital shares issued in reinvestment of dividends and distributions [ 72,932 and
  4,420,564 shares, respectively ] .....................................................       1,754,016         108,280,497
 Capital shares repurchased [ (24,251,743) and (59,186,849) shares, respectively ] .....    (588,459,630)     (1,707,733,345)
                                                                                          --------------    ----------------
 Total Class IA transactions ...........................................................      (8,262,806)       (174,601,131)
                                                                                          --------------    ----------------
 CLASS IB
 Capital shares sold [ 5,009,663 and 35,099,275 shares, respectively ] .................     121,397,871         921,906,516
 Capital shares issued in reinvestment of dividends and distributions [ 34,260 and
  1,887,847 shares, respectively ] .....................................................         819,489          45,964,686
 Capital shares repurchased [ (2,334,745) and (877,752) shares, respectively ] .........     (55,282,924)        (24,937,032)
                                                                                          --------------    ----------------
 Total Class IB transactions ...........................................................      66,934,436         942,934,170
                                                                                          --------------    ----------------
 NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARES TRANSACTIONS .................      58,671,630         768,333,039
                                                                                          --------------    ----------------
 Unrealized appreciation acquired from substitution of BT Equity Index (Note 8) ........              --          70,693,843
                                                                                          --------------    ----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ................................................    (153,086,205)        396,009,121
NET ASSETS:
 Beginning of period ...................................................................   3,035,478,968       2,639,469,847
                                                                                          --------------    ----------------
 End of period (a) .....................................................................  $2,882,392,763    $  3,035,478,968
                                                                                          ==============    ================
----------
 (a) Includes accumulated undistributed net investment income of: ......................  $   12,860,932    $        650,549
                                                                                          --------------    ----------------

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/EVERGREEN OMEGA PORTFOLIO

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2001 (UNAUDITED)

 ASSETS
   Investments at value (Cost $10,151,979) (Note 1).............    $ 10,449,642
   Receivable for securities sold ..............................          82,763
   Dividends, interest and other receivables ...................           4,305
   Other assets ................................................          25,381
                                                                    ------------
    Total assets ...............................................      10,562,091
                                                                    ------------
 LIABILITIES
   Overdraft payable ...........................................          39,684
   Payable for securities purchased ............................          93,127
   Distribution fees payable ...................................           1,857
   Investment management/advisory fees payable .................           1,334
   Trustees' fees payable ......................................              45
                                                                    ------------
    Total liabilities ..........................................         136,047
                                                                    ------------
 NET ASSETS ....................................................    $ 10,426,044
                                                                    ============
   Net assets were comprised of:
   Paid in capital .............................................    $ 12,031,293
   Accumulated overdistributed net investment income ...........          (6,548)
   Accumulated undistributed net realized loss .................      (1,896,364)
   Unrealized appreciation on investments ......................         297,663
                                                                    ------------
    Net assets, June 30, 2001 ..................................    $ 10,426,044
                                                                    ============
 CLASS IB
   Net asset value, offering and redemption price per share,
    $10,426,044/1,201,794 shares outstanding (unlimited
    amount authorized: $0.01 par value) (Note 1)................    $       8.68
                                                                    ============

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)

 INVESTMENT INCOME
   Dividends ..........................................    $     23,746
   Interest ...........................................          12,668
   Securities lending (net) ...........................             173
                                                           ------------
    Total income ......................................          36,587
                                                           ------------
 EXPENSES ( NOTES 1,2,3,4, AND 7)
   Investment management fee ..........................          28,922
   Administrative fees ................................          18,768
   Distribution fees--Class IB ........................          11,124
   Printing and mailing expenses ......................             947
   Custodian fees .....................................             854
   Professional fees ..................................             242
   Trustees' fees .....................................              52
   Miscellaneous ......................................              28
                                                           ------------
    Gross expenses ....................................          60,937
                                                           ------------
   Less: Waiver of investment management fee (Note 6) .         (17,866)
                                                           ------------
    Net expenses ......................................          43,071
                                                           ------------
 NET INVESTMENT LOSS ..................................          (6,484)
                                                           ------------
 REALIZED AND UNREALIZED GAIN (LOSS) (NOTE 1)
   Realized loss on securities ........................      (1,067,963)
   Net change in unrealized appreciation on securities          241,673
                                                           ------------
 NET REALIZED AND UNREALIZED LOSS .....................        (826,290)
                                                           ------------
 NET DECREASE IN NET ASSETS RESULTING FROM
 OPERATIONS ...........................................    $   (832,774)
                                                           ============


STATEMENT OF CHANGES IN NET ASSETS
                                                                                           SIX MONTHS ENDED
                                                                                            JUNE 30, 2001       YEAR ENDED
                                                                                             (UNAUDITED)     DECEMBER 31, 2000
                                                                                          ----------------- ------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income (loss) ...........................................................   $     (6,484)      $     23,141
 Net realized loss on investments .......................................................     (1,067,963)          (613,075)
 Net change in unrealized appreciation (depreciation) on investments ....................        241,673           (443,769)
                                                                                            ------------       ------------
 NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ...................................       (832,774)        (1,033,703)
                                                                                            ------------       ------------
DIVIDENDS AND DISTRIBUTIONS:
 CLASS IB
 Dividends from net investment income ...................................................         (1,424)           (22,031)
                                                                                            ------------       ------------
CAPITAL SHARES TRANSACTIONS (NOTE 1):
 CLASS IB
 Capital shares sold [ 462,554 and 623,961 shares, respectively ] .......................      3,978,793          6,653,562
 Capital shares issued in reinvestment of dividends and distributions [ 168 and 2,360              1,424             22,031
  shares, respectively ]
 Capital shares repurchased [ (161,978) and (166,074) shares, respectively ] ............     (1,396,285)        (1,761,644)
                                                                                            ------------       ------------
 NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARES TRANSACTIONS ..................      2,583,932          4,913,949
                                                                                            ------------       ------------
TOTAL INCREASE IN NET ASSETS ............................................................      1,749,734          3,858,215
NET ASSETS:
 Beginning of period ....................................................................      8,676,310          4,818,095
                                                                                            ------------       ------------
 End of period (a) ......................................................................   $ 10,426,044       $  8,676,310
                                                                                            ============       ============
----------
 (a) Includes accumulated undistributed (overdistributed) net investment income of: .....   $     (6,548)      $      1,360
                                                                                            ------------       ------------

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/FI MID CAP PORTFOLIO


--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2001 (UNAUDITED)

 ASSETS
   Investments at value (Cost $87,910,218) (Note 1).............     $ 90,753,608
   Cash (Foreign cash $7,399 )..................................       20,405,742
   Receivable for securities sold ..............................        5,757,652
   Dividends, interest and other receivables ...................           98,617
   Other assets ................................................          154,600
                                                                     ------------
    Total assets ...............................................      117,170,219
                                                                     ------------
 LIABILITIES
   Payable for securities purchased ............................        3,248,565
   Investment management/advisory fees payable .................          175,692
   Distribution fees payable ...................................           20,825
   Trustees' fees payable ......................................              286
                                                                     ------------
    Total liabilities ..........................................        3,445,368
                                                                     ------------
 NET ASSETS ....................................................     $113,724,851
                                                                     ============
   Net assets were comprised of:
   Paid in capital .............................................     $114,787,269
   Accumulated undistributed net investment income .............          321,149
   Accumulated undistributed net realized loss .................       (4,279,435)
   Unrealized appreciation on investments and foreign
    currencies .................................................        2,895,868
                                                                     ------------
    Net assets, June 30, 2001 ..................................     $113,724,851
                                                                     ============
 CLASS IB
   Net asset value, offering and redemption price per share,
    $113,724,851/ 12,111,059 shares outstanding (unlimited
    amount authorized: $0.01 par value) (Note 1)................     $       9.39
                                                                     ============


STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)

 INVESTMENT INCOME
   Dividends (net of $3,094 foreign withholding tax)  .    $    383,570
   Interest ...........................................         307,531
   Securities Lending (net) ...........................           5,556
                                                           ------------
    Total income ......................................         696,657
                                                           ------------
 EXPENSES (NOTES 1,2,3,4, AND 7)
   Investment management fee ..........................         262,426
   Distribution fees--Class IB ........................          93,723
   Administrative fees ................................          24,672
   Printing and mailing expenses ......................           9,326
   Custodian fees .....................................           8,357
   Professional fees ..................................           2,410
   Trustees' fees .....................................             462
   Miscellaneous ......................................           1,064
                                                           ------------
    Gross expenses ....................................         402,440
                                                           ------------
   Less: Waiver of investment management fee (Note 6) .         (27,750)
                                                           ------------
    Net expenses ......................................         374,690
                                                           ------------
 NET INVESTMENT INCOME ................................         321,967
                                                           ------------
 REALIZED AND UNREALIZED GAIN (LOSS) (NOTE 1)
   Realized loss on:
   Securities .........................................      (3,374,829)
   Foreign currency transactions ......................            (191)
                                                           ------------
    Net realized loss .................................      (3,375,020)
                                                           ------------
   Change in unrealized appreciation on:
   Securities .........................................         874,273
   Foreign currency translations ......................          52,503
                                                           ------------
    Net change in unrealized appreciation .............         926,776
                                                           ------------
 NET REALIZED AND UNREALIZED LOSS .....................      (2,448,244)
                                                           ------------
 NET DECREASE IN NET ASSETS RESULTING FROM
 OPERATIONS ...........................................    $ (2,126,277)
                                                           ============



STATEMENT OF CHANGES IN NET ASSETS
                                                                                            SIX MONTHS ENDED   SEPTEMBER 1, 2000*
                                                                                              JUNE 30, 2001            TO
                                                                                               (UNAUDITED)     DECEMBER 31, 2000
                                                                                           ------------------ -------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income ...................................................................   $     321,967       $     73,183
 Net realized loss on investments ........................................................      (3,375,020)          (904,691)
 Net change in unrealized appreciation on investments and foreign currencies .............         926,776          1,969,092
                                                                                             -------------       ------------
 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .........................      (2,126,277)         1,137,584
                                                                                             -------------       ------------
DIVIDENDS AND DISTRIBUTIONS:
 CLASS IB
 Dividends from net investment income ....................................................         (16,748)           (64,282)
                                                                                             -------------       ------------
CAPITAL SHARES TRANSACTIONS (NOTE 1):
 CLASS IB
 Capital shares sold [ 9,355,887 and 5,238,144 shares, respectively ] ....................      86,757,692         51,227,009
 Capital shares issued in reinvestment of dividends and distributions [ 1,811 and 6,781
  shares, respectively ] .................................................................          16,748             64,282
 Capital shares repurchased [(1,814,420) and (677,144) shares, respectively ] ............     (16,696,931)        (6,574,226)
                                                                                             -------------       ------------
 NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARES TRANSACTIONS ...................      70,077,509         44,717,065
                                                                                             -------------       ------------
TOTAL INCREASE IN NET ASSETS .............................................................      67,934,484         45,790,367
NET ASSETS:
 Beginning of period .....................................................................      45,790,367                 --
                                                                                             -------------       ------------
 End of period (a) .......................................................................   $ 113,724,851       $ 45,790,367
                                                                                             =============       ============
----------
 (a) Includes accumulated undistributed net investment income of: ........................   $     321,149       $     15,930
                                                                                             -------------       ------------
 * Commencement of Operations


                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/FI SMALL/MID CAP VALUE PORTFOLIO


--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2001 (UNAUDITED)

 ASSETS
   Investments at value (Cost $212,811,024) (Note 1) ...........    $ 228,673,069
   Cash ........................................................       54,647,116
   Receivable for securities sold ..............................       21,067,234
   Short-term investments held as collateral for loaned
    securities .................................................       17,195,550
   Dividends, interest and other receivables ...................          212,966
   Variation margin receivable on futures contracts ............          152,914
   Deferred organizational costs (Note 1) ......................            5,262
   Other assets ................................................           57,099
                                                                    -------------
    Total assets ...............................................      322,011,210
                                                                    -------------
 LIABILITIES
   Payable for securities purchased ............................       46,176,826
   Collateral held for loaned securities .......................       17,195,550
   Investment management/advisory fees payable .................          144,982
   Distribution fees payable ...................................           44,780
   Payable to custodian ........................................           24,143
   Trustees' fees payable ......................................            9,650
   Recoupment fees payable .....................................            3,742
                                                                    -------------
    Total liabilities ..........................................       63,599,673
                                                                    -------------
 NET ASSETS ....................................................    $ 258,411,537
                                                                    =============
   Net assets were comprised of:
   Paid in capital .............................................    $ 259,495,994
   Accumulated undistributed net investment income .............        1,160,444
   Accumulated undistributed net realized loss .................      (17,730,595)
   Unrealized appreciation on investments and foreign
    currencies .................................................       15,485,694
                                                                    -------------
    Net assets, June 30, 2001 ..................................    $ 258,411,537
                                                                    =============
 CLASS IA
   Net asset value, offering and redemption price per share,
    $14,631,950 / 1,235,842 shares outstanding (unlimited
    amount authorized: $0.01 par value) (Note 1) ...............    $       11.84
                                                                    =============
 CLASS IB
   Net asset value, offering and redemption price per share,
    $243,779,587 / 20,598,508 shares outstanding (unlimited
    amount authorized: $0.01 par value) (Note 1) ...............    $       11.83
                                                                    =============

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)

 INVESTMENT INCOME
   Dividends ...........................................    $  1,618,448
   Interest ............................................         501,874
   Securities lending (net) ............................           6,432
                                                            ------------
    Total income .......................................       2,126,754
                                                            ------------
 EXPENSES (NOTES 1,2,3,4, AND 7)
   Investment management fee ...........................         729,680
   Distribution fees - Class IB ........................         229,183
   Administrative fees .................................          42,776
   Printing and mailing expenses .......................          22,623
   Custodian fees ......................................          20,266
   Recoupment fees .....................................           6,416
   Professional fees ...................................           5,849
   Amortization of deferred organizational expense .....           3,115
   Trustees' fees ......................................           1,233
   Miscellaneous .......................................             786
                                                            ------------
    Gross expenses .....................................       1,061,927
                                                            ------------
   Less: Waiver of investment management fee (Note 6): .          (6,851)
                                                            ------------
    Net expenses .......................................       1,055,076
                                                            ------------
 NET INVESTMENT INCOME .................................       1,071,678
                                                            ------------
 REALIZED AND UNREALIZED GAIN (LOSS) (NOTE 1)
   Realized gain on:
   Securities ..........................................      13,003,983
   Future contracts ....................................         659,551
                                                            ------------
    Net realized gain ..................................      13,663,534
                                                            ------------
   Change in unrealized depreciation on:
   Securities ..........................................      (2,254,981)
   Future contracts ....................................        (176,562)
                                                            ------------
    Net change in unrealized depreciation ..............      (2,431,543)
                                                            ------------
 NET REALIZED AND UNREALIZED GAIN ......................      11,231,991
                                                            ------------
 NET INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS ............................................    $ 12,303,669
                                                            ============






                                                                                            SIX MONTHS ENDED
                                                                                             JUNE 30, 2001       YEAR ENDED
                                                                                              (UNAUDITED)     DECEMBER 31, 2000
STATEMENT OF CHANGES IN NET ASSETS                                                         ----------------- ------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income ...................................................................   $   1,071,678     $   1,599,675
 Net realized gain (loss) on investments .................................................      13,663,534        (3,406,486)
 Net change in unrealized appreciation (depreciation) on investments and foreign
  currencies .............................................................................      (2,431,543)        9,029,026
                                                                                             -------------     -------------
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ....................................      12,303,669         7,222,215
                                                                                             -------------     -------------
DIVIDENDS AND DISTRIBUTIONS:
 Dividends from net investment income
 Class IA ................................................................................          (3,293)          (78,827)
 Class IB ................................................................................         (52,149)       (1,414,649)
                                                                                             -------------     -------------
 TOTAL DIVIDENDS AND DISTRIBUTIONS .......................................................         (55,442)       (1,493,476)
                                                                                             -------------     -------------
CAPITAL SHARES TRANSACTIONS (NOTE 1):
 CLASS IA
 Capital shares sold [ 702,682 and 776,685 shares, respectively ] ........................       7,871,058         8,040,542
 Capital shares issued in reinvestment of dividends and distributions [ 282 and 7,462                3,293            78,827
  shares, respectively ]
 Capital shares repurchased [ (115,499) and (353,094) shares, respectively ] .............      (1,298,007)       (3,621,772)
                                                                                             -------------     -------------
 Total Class IA transactions .............................................................       6,576,344         4,497,597
                                                                                             -------------     -------------
 CLASS IB
 Capital shares sold [ 9,050,109 and 2,829,021 shares, respectively ] ....................     102,565,230        29,781,292
 Capital shares issued in reinvestment of dividends and distributions [ 4,473 and 133,910
  shares, respectively ] .................................................................          52,149         1,414,649
 Capital shares repurchased [ (2,112,689) and (3,186,030) shares, respectively ] .........     (23,531,204)      (32,878,735)
                                                                                             -------------     -------------
 Total Class IB transactions .............................................................      79,086,175        (1,682,794)
                                                                                             -------------     -------------
 NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARES TRANSACTIONS ...................      85,662,519         2,814,803
                                                                                             -------------     -------------
TOTAL INCREASE IN NET ASSETS .............................................................      97,910,746         8,543,542
NET ASSETS:
 Beginning of period .....................................................................     160,500,791       151,957,249
                                                                                             -------------     -------------
 End of period (a) .......................................................................   $ 258,411,537     $ 160,500,791
                                                                                             =============     =============
----------
 (a) Includes accumulated undistributed net investment income of: ........................   $   1,160,444     $     144,208
                                                                                             -------------     -------------

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO


--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2001 (UNAUDITED)

 ASSETS
   Investments at value (Cost $110,321,490) (Note 1)............    $  95,179,569
   Cash (Foreign cash $1,453,877 )..............................        3,143,291
   Short-term investments held as collateral for loaned
    securities .................................................       10,271,343
   Dividends, interest and other receivables ...................          162,685
   Variation margin receivable on futures contracts ............           96,284
   Unrealized appreciation of forward foreign currency
    contracts (Note 1) .........................................           25,199
   Receivable for securities sold ..............................           21,906
   Deferred organizational costs (Note 1) ......................            9,390
   Other assets ................................................              995
                                                                    -------------
    Total assets ...............................................      108,910,662
                                                                    -------------
 LIABILITIES
   Collateral held for loaned securities .......................       10,271,343
   Recoupment fees payable .....................................          118,007
   Unrealized depreciation of forward foreign currency
    contracts (Note 1) .........................................           88,200
   Payable to custodian ........................................           61,218
   Investment management/advisory fees payable .................           29,560
   Distribution fees payable ...................................           18,149
   Trustees' fees payable ......................................            1,567
   Accrued expenses (Note 1) ...................................           46,331
                                                                    -------------
    Total liabilities ..........................................       10,634,375
                                                                    -------------
 NET ASSETS                                                         $  98,276,287
                                                                    =============
   Net assets were comprised of:
   Paid in capital .............................................    $ 114,349,118
   Accumulated undistributed net investment income .............          342,853
   Accumulated undistributed net realized loss .................       (1,298,833)
   Unrealized depreciation on investments and foreign
    currencies .................................................      (15,116,851)
                                                                    -------------
   Net assets, June 30, 2001 ...................................    $  98,276,287
                                                                    =============
 CLASS IB
   Net asset value, offering and redemption price per share,
    $98,276,287 / 9,960,758 shares outstanding (unlimited
    amount authorized: $0.01 par value) (Note 1)................    $        9.87
                                                                    =============

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)

 INVESTMENT INCOME
   Dividends (net of $110,011 foreign withholding
    tax)+ ..............................................     $    1,033,827
   Interest (net of $78 foreign withholding)............            156,478
   Securities lending (net) ............................             25,186
                                                             --------------
    Total income .......................................          1,215,491
                                                             --------------
 EXPENSES (NOTES 1,2,3,4, AND 7)
   Investment management fee ...........................            170,191
   Recoupment fees .....................................            118,007
   Distribution fees--Class IB .........................            121,565
   Administrative fees .................................             59,285
   Printing and mailing expenses .......................              9,503
   Custodian fees ......................................              8,575
   Amortization of deferred organizational expense .....              3,115
   Professional fees ...................................              2,433
   Trustees' fees ......................................                522
   Miscellaneous .......................................                389
                                                             --------------
    Total expenses .....................................            493,585
                                                             --------------
 NET INVESTMENT INCOME .................................            721,906
                                                             --------------
 REALIZED AND UNREALIZED GAIN (LOSS)
 (NOTE 1)
   Realized loss on:
   Securities ..........................................             (7,064)
   Foreign currency transactions .......................           (554,009)
   Future contracts ....................................           (477,266)
                                                             --------------
    Net realized loss ..................................         (1,038,339)
                                                             --------------
   Change in unrealized appreciation (depreciation):
   Securities ..........................................        (15,460,890)
   Foreign currency translations .......................           (197,114)
   Future contracts ....................................            200,590
                                                             --------------
    Net change in unrealized depreciation ..............        (15,457,414)
                                                             --------------
 NET REALIZED AND UNREALIZED LOSS ......................        (16,495,753)
                                                             --------------
 NET DECREASE IN NET ASSETS RESULTING
 FROM OPERATIONS .......................................     $  (15,773,847)
                                                             ==============
 + From affiliated companies ...........................     $       16,621
                                                             --------------






                                                                                           SIX MONTHS ENDED
                                                                                            JUNE 30, 2001       YEAR ENDED
                                                                                             (UNAUDITED)     DECEMBER 31, 2000
STATEMENT OF CHANGES IN NET ASSETS                                                        ----------------- ------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income ..................................................................  $      721,906     $      950,734
 Net realized gain (loss) on investments ................................................      (1,038,339)         1,276,693
 Net change in unrealized depreciation on investments and foreign currencies ............     (15,457,414)       (20,291,380)
                                                                                           --------------     --------------
 NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ...................................     (15,773,847)       (18,063,953)
                                                                                           --------------     --------------
DIVIDENDS AND DISTRIBUTIONS:
 Dividends in excess of net investment income
 Class IA ...............................................................................              --             (3,005)
 Class IB ...............................................................................              --            (70,110)
                                                                                           --------------     --------------
                                                                                                       --            (73,115)
                                                                                           --------------     --------------
 Distributions from net realized capital gains
 Class IA ...............................................................................              --            (54,822)
 Class IB ...............................................................................        (274,630)        (3,713,355)
                                                                                           --------------     --------------
                                                                                                 (274,630)        (3,768,177)
                                                                                           --------------     --------------
 TOTAL DIVIDENDS AND DISTRIBUTIONS ......................................................        (274,630)        (3,841,292)
                                                                                           --------------     --------------
CAPITAL SHARES TRANSACTIONS (NOTE 1):
 CLASS IA
 Capital shares sold [ 0 and 331,996 shares, respectively ] .............................              --          4,629,861
 Capital shares issued in reinvestment of dividends and distributions [ 0 and 4,196                    --             57,827
  shares, respectively ]
 Capital shares repurchased [ 0 and (580,508) shares, respectively ] ....................              --         (7,829,571)
                                                                                           --------------     --------------
 Total Class IA transactions ............................................................              --         (3,141,883)
                                                                                           --------------     --------------
 CLASS IB
 Capital shares sold [ 20,470,412 and 20,640,932 shares, respectively ] .................     217,565,780        274,728,439
 Capital shares issued in reinvestment of dividends and distributions [ 25,835 and
  312,080 shares, respectively ] ........................................................         274,630          3,783,465
 Capital shares repurchased [ (18,965,797) and (18,883,922) shares, respectively ] ......    (202,982,366)      (252,208,228)
                                                                                           --------------     --------------
 Total Class IB transactions ............................................................      14,858,044         26,303,676
                                                                                           --------------     --------------
 NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARES TRANSACTIONS ..................      14,858,044         23,161,793
                                                                                           --------------     --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS .................................................      (1,190,433)         1,256,548
NET ASSETS:
 Beginning of period ....................................................................      99,466,720         98,210,172
                                                                                           --------------     --------------
 End of period (a) ......................................................................  $   98,276,287     $   99,466,720
                                                                                           ==============     ==============
----------
 (a) Includes accumulated undistributed (overdistributed) net investment income of: .....  $      342,853     $     (379,053)
                                                                                           --------------     --------------

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/JANUS LARGE CAP GROWTH PORTFOLIO


--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2001 (UNAUDITED)

 ASSETS
   Investments at value (Cost $130,411,487) (Note 1) ...........    $122,292,574
   Cash ........................................................       9,814,423
   Dividends, interest and other receivables ...................           4,134
   Other assets ................................................         173,606
                                                                    ------------
    Total assets ...............................................     132,284,737
                                                                    ------------
 LIABILITIES
   Payable for securities purchased ............................       3,190,402
   Investment management/advisory fees payable .................         259,194
   Distribution fees payable ...................................          24,585
   Trustees' fees payable ......................................             323
   Accrued expenses (Note 1) ...................................           6,888
                                                                    ------------
    Total liabilities ..........................................       3,481,392
                                                                    ------------
 NET ASSETS ....................................................    $128,803,345
                                                                    ============
   Net assets were comprised of:
   Paid in capital .............................................    $143,720,006
   Accumulated overdistributed net investment income ...........         (89,970)
   Accumulated undistributed net realized loss .................      (6,707,778)
   Unrealized depreciation on investments ......................      (8,118,913)
                                                                    ------------
    Net assets, June 30, 2001 ..................................    $128,803,345
                                                                    ============
 CLASS IB
   Net asset value, offering and redemption price per share,
    $128,803,345/17,262,547 shares outstanding (unlimited
    amount authorized: $0.01 par value) (Note 1) ...............    $       7.46
                                                                    ============

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)

 INVESTMENT INCOME
   Dividends (net of $3,879 foreign withholding tax) ..     $     217,486
   Interest ...........................................           224,149
   Securities lending (net) ...........................             4,394
                                                            -------------
    Total income ......................................           446,029
                                                            -------------
 EXPENSES (NOTES 1,2,3,4, AND 7)
   Investment management fee ..........................           419,596
   Distribution fees--Class IB ........................           116,554
   Administrative fees ................................            26,778
   Printing and mailing expenses ......................            11,661
   Custodian fees .....................................            10,523
   Professional fees ..................................             2,986
   Trustees' fees .....................................               583
   Miscellaneous ......................................               206
                                                            -------------
    Gross expenses ....................................           588,887
                                                            -------------
   Less: Waiver of investment management fee (Note 6) .           (53,163)
                                                            -------------
    Net expenses ......................................           535,724
                                                            -------------
 NET INVESTMENT LOSS ..................................           (89,695)
                                                            -------------
 REALIZED AND UNREALIZED LOSS (NOTE 1)
   Realized loss on securities ........................        (6,702,280)
   Net change in unrealized depreciation on securities         (4,381,982)
                                                            -------------
 NET REALIZED AND UNREALIZED LOSS .....................       (11,084,262)
                                                            -------------
 NET DECREASE IN NET ASSETS RESULTING FROM
 OPERATIONS ...........................................     $ (11,173,957)
                                                            =============



STATEMENT OF CHANGES IN NET ASSETS
                                                                                            SIX MONTHS ENDED   SEPTEMBER 1, 2000*
                                                                                              JUNE 30, 2001            TO
                                                                                               (UNAUDITED)     DECEMBER 31, 2000
                                                                                           ------------------ -------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income (loss) ............................................................   $     (89,695)      $     51,105
 Net realized gain (loss) on investments .................................................      (6,702,280)             9,010
 Net change in unrealized depreciation on investments ....................................      (4,381,982)        (3,736,931)
                                                                                             -------------       ------------
 NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ....................................     (11,173,957)        (3,676,816)
                                                                                             -------------       ------------
DIVIDENDS AND DISTRIBUTIONS:
 CLASS IB
 Dividends from net investment income ....................................................          (5,888)           (54,632)
 Distributions from net realized capital gains ...........................................         (10,305)            (4,203)
                                                                                             -------------       ------------
 TOTAL DIVIDENDS AND DISTRIBUTIONS .......................................................         (16,193)           (58,835)
                                                                                             -------------       ------------
CAPITAL SHARES TRANSACTIONS (NOTE 1):
 CLASS IB
 Capital shares sold [ 11,150,706 and 6,573,956 shares, respectively ] ...................      88,154,097         59,114,231
 Capital shares issued in reinvestment of dividends and distributions [2,073 and 7,282              16,193             58,835
  shares, respectively ]
 Capital shares repurchased [(467,620) and (3,850) shares, respectively ] ................      (3,579,248)           (34,962)
                                                                                             -------------       ------------
 NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARES TRANSACTIONS ...................      84,591,042         59,138,104
                                                                                             -------------       ------------
TOTAL INCREASE IN NET ASSETS .............................................................      73,400,892         55,402,453
NET ASSETS:
 Beginning of period .....................................................................      55,402,453                 --
                                                                                             -------------       ------------
 End of period (a) .......................................................................   $ 128,803,345       $ 55,402,453
                                                                                             =============       ============
----------
 (a) Includes accumulated undistributed (overdistributed) net investment income of: ......   $     (89,970)      $      5,613
                                                                                             -------------       ------------
 * Commencement of Operations.


                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/J.P. MORGAN CORE BOND PORTFOLIO


--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2001 (UNAUDITED)

 ASSETS
   Investments at value (Cost $309,402,425) (Note 1) ...........    $311,884,399
   Cash ........................................................      20,752,381
   Short-term investments held as collateral for loaned
    securities .................................................      58,437,638
   Receivable for securities sold ..............................       6,604,847
   Dividends, interest and other receivables ...................       3,434,825
   Unrealized appreciation of forward foreign currency
    contracts (Note 1) .........................................         650,967
   Variation margin receivable on futures contracts ............          15,472
   Deferred organizational costs (Note 1) ......................           9,390
   Other assets ................................................           2,076
                                                                    ------------
    Total assets ...............................................     401,791,995
                                                                    ------------
 LIABILITIES
   Collateral held for loaned securities .......................      58,437,638
   Payable for securities purchased ............................      21,997,838
   Investment management/advisory fees payable .................         117,779
   Distribution fees payable ...................................          63,291
   Payable to custodian ........................................          19,597
   Recoupment Fees Payable .....................................          10,456
   Trustees' fees payable ......................................           2,164
   Accrued expenses (Note 1) ...................................          35,142
                                                                    ------------
    Total liabilities ..........................................      80,683,905
                                                                    ------------
 NET ASSETS ....................................................    $321,108,090
                                                                    ============
   Net assets were comprised of:
   Paid in capital .............................................    $312,385,597
   Accumulated undistributed net investment income .............       7,597,515
   Accumulated undistributed net realized loss .................      (1,907,915)
   Unrealized appreciation on investments and foreign
    currencies .................................................       3,032,893
                                                                    ------------
    Net assets, June 30, 2001 ..................................    $321,108,090
                                                                    ============
 CLASS IB
   Net asset value, offering and redemption price per share,
    $321,108,090 / 29,669,865 shares outstanding (unlimited
    amount authorized: $0.01 par value) (Note 1) ...............    $      10.82
                                                                    ============

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)

 INVESTMENT INCOME
   Dividends ...........................................    $     39,441
   Interest ............................................       8,575,218
   Securities lending (net) ............................          95,381
                                                            ------------
    Total income .......................................       8,710,040
                                                            ------------
 EXPENSES (NOTES 1,2,3,4, AND 7)
   Investment management fee ...........................         619,519
   Distribution fees--Class IB .........................         344,176
   Administrative fees .................................          53,162
   Printing and mailing expenses .......................          29,666
   Custodian fees ......................................          26,772
   Recoupment fees .....................................          20,614
   Professional fees ...................................           7,597
   Amortization of deferred organizational expense .....           3,115
   Trustees' fees ......................................           1,926
   Miscellaneous .......................................             925
                                                            ------------
    Gross expenses .....................................       1,107,472
                                                            ------------
   Less: Waiver of investment management fee (Note 6): .          (5,768)
                                                            ------------
    Net expenses .......................................       1,101,704
                                                            ------------
 NET INVESTMENT INCOME .................................       7,608,336
                                                            ------------
 REALIZED AND UNREALIZED GAIN (LOSS) (NOTE 1)
   Realized gain (loss) on:
   Securities ..........................................       3,607,442
   Foreign currency transactions .......................         (26,793)
   Future contracts ....................................         328,111
                                                            ------------
    Net realized gain ..................................       3,908,760
                                                            ------------
   Change in unrealized appreciation (depreciation) on:
   Securities ..........................................      (4,687,295)
   Foreign currency translations .......................         633,364
   Future contracts ....................................        (138,465)
                                                            ------------
    Net change in unrealized depreciation ..............      (4,192,396)
                                                            ------------
 NET REALIZED AND UNREALIZED LOSS ......................        (283,636)
                                                            ------------
 NET INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS ............................................    $  7,324,700
                                                            ============






                                                                                            SIX MONTHS ENDED
                                                                                             JUNE 30, 2001       YEAR ENDED
                                                                                              (UNAUDITED)     DECEMBER 31, 2000
STATEMENT OF CHANGES IN NET ASSETS                                                         ----------------- ------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income ...................................................................   $   7,608,336     $  11,258,595
 Net realized gain (loss) on investments .................................................       3,908,760          (885,070)
 Net change in unrealized appreciation (depreciation) on investments and foreign
  currencies .............................................................................      (4,192,396)       11,433,511
                                                                                             -------------     -------------
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ....................................       7,324,700        21,807,036
                                                                                             -------------     -------------
DIVIDENDS AND DISTRIBUTIONS:
 CLASS IB
 Dividends from net investment income ....................................................              --       (11,667,400)
 Dividends in excess of net investment income ............................................              --           (10,819)
                                                                                             -------------     -------------
 TOTAL DIVIDENDS AND DISTRIBUTIONS .......................................................              --       (11,678,219)
                                                                                             -------------     -------------
CAPITAL SHARES TRANSACTIONS (NOTE 1):
 CLASS IB
 Capital shares sold [ 9,200,686 and 5,828,932 shares, respectively ] ....................      99,164,004        60,190,195
 Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,108,079
  shares, respectively ] .................................................................              --        11,678,219
 Capital shares repurchased [ (1,789,241) and (455,757) shares, respectively ] ...........     (19,297,030)       (4,661,992)
                                                                                             -------------     -------------
 NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARES TRANSACTIONS ...................      79,866,974        67,206,422
                                                                                             -------------     -------------
TOTAL INCREASE IN NET ASSETS .............................................................      87,191,674        77,335,239
NET ASSETS:
 Beginning of period .....................................................................     233,916,416       156,581,177
                                                                                             -------------     -------------
 End of period (a) .......................................................................   $ 321,108,090     $ 233,916,416
                                                                                             =============     =============
 ----------
 (a) Includes accumulated undistributed (overdistributed) net investment income of: ......   $   7,597,515     $     (10,821)
                                                                                             -------------     -------------

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/LAZARD SMALL CAP VALUE PORTFOLIO


--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2001 (UNAUDITED)

 ASSETS
   Investments at value (Cost $117,159,983) (Note 1)............     $ 134,458,492
   Cash ........................................................           698,914
   Short-term investments held as collateral for loaned
    securities .................................................        12,357,350
   Receivable for securities sold ..............................         2,144,497
   Dividends, interest and other receivables ...................            95,092
   Deferred organizational costs (Note 1) ......................             9,390
   Other assets ................................................               874
                                                                     -------------
    Total assets ...............................................       149,764,609
                                                                     -------------
 LIABILITIES
   Collateral held for loaned securities .......................        12,357,350
   Payable for securities purchased ............................           444,488
   Investment management/advisory fees payable .................            80,404
   Distribution fees payable ...................................            12,546
   Payable to custodian ........................................             9,108
   Trustees' fees payable ......................................             1,153
   Accrued expenses (Note 1) ...................................            15,932
                                                                     -------------
    Total liabilities ..........................................        12,920,981
                                                                     -------------
 NET ASSETS ....................................................     $ 136,843,628
                                                                     =============
   Net assets were comprised of:
   Paid in capital .............................................     $ 113,871,636
   Accumulated undistributed net investment income .............           157,516
   Accumulated undistributed net realized gain .................         5,515,967
   Unrealized appreciation on investments ......................        17,298,509
                                                                     -------------
    Net assets, June 30, 2001 ..................................     $ 136,843,628
                                                                     =============
 CLASS IB
   Net asset value, offering and redemption price per share,
    $136,843,628 / 11,623,611 shares outstanding (unlimited
    amount authorized: $0.01 par value) (Note 1)................     $       11.77
                                                                     =============


STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)

 INVESTMENT INCOME
   Dividends ..........................................     $   625,525
   Interest ...........................................         154,885
   Securities lending (net) ...........................           9,073
                                                            -----------
    Total income ......................................         789,483
                                                            -----------
 EXPENSES (NOTES 1,2,3,4, AND 7)
   Investment management fee ..........................         434,782
   Distribution fees--Class IB ........................         144,927
   Administrative fees ................................          34,263
   Printing and mailing expenses ......................          12,357
   Custodian fees .....................................          11,151
   Professional fees ..................................           3,165
   Amortization of deferred organizational expense ....           3,115
   Trustees' fees .....................................             678
   Miscellaneous ......................................             393
                                                            -----------
    Gross expenses ....................................         644,831
                                                            -----------
   Less: Waiver of investment management fee (Note 6):           (7,023)
                                                            -----------
    Net expenses ......................................         637,808
                                                            -----------
 NET INVESTMENT INCOME ................................         151,675
                                                            -----------
 REALIZED AND UNREALIZED GAIN (NOTE 1)
   Realized gain on securities ........................       5,641,661
   Net change in unrealized appreciation on securities        6,517,897
                                                            -----------
 NET REALIZED AND UNREALIZED GAIN .....................      12,159,558
                                                            -----------
 NET INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS ...........................................     $12,311,233
                                                            ===========


STATEMENT OF CHANGES IN NET ASSETS
                                                                                          SIX MONTHS ENDED
                                                                                           JUNE 30, 2001         YEAR ENDED
                                                                                            (UNAUDITED)       DECEMBER 31, 2000
                                                                                         -----------------   ------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income ...............................................................     $     151,675       $     275,450
 Net realized gain on investments ....................................................         5,641,661           3,955,100
 Net change in unrealized appreciation on investments ................................         6,517,897          11,575,935
                                                                                           -------------       -------------
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ................................        12,311,233          15,806,485
                                                                                           -------------       -------------
DIVIDENDS AND DISTRIBUTIONS:
 CLASS IB
 Dividends from net investment income ................................................           (13,124)           (223,700)
 Distributions from net realized capital gains .......................................        (1,021,490)         (2,367,566)
                                                                                           -------------       -------------
 TOTAL DIVIDENDS AND DISTRIBUTIONS ...................................................        (1,034,614)         (2,591,266)
                                                                                           -------------       -------------
CAPITAL SHARES TRANSACTIONS (NOTE 1):
 CLASS IB
 Capital shares sold [ 3,129,025 and 4,401,314 shares, respectively ] ................        34,165,539          46,868,554
 Capital shares issued in reinvestment of dividends and distributions [ 92,957 and
  121,849 shares, respectively ] .....................................................         1,034,614           2,591,266
 Capital shares repurchased [ (1,582,639) and (581,068) shares, respectively ] .......       (17,065,893)        (27,849,353)
                                                                                           -------------       -------------
 NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARES TRANSACTIONS ...............        18,134,260          21,610,467
                                                                                           -------------       -------------
TOTAL INCREASE IN NET ASSETS .........................................................        29,410,879          34,825,686
NET ASSETS:
 Beginning of period .................................................................       107,432,749          72,607,063
                                                                                           -------------       -------------
 End of period (a) ...................................................................     $ 136,843,628       $ 107,432,749
                                                                                           =============       =============
----------
 (a) Includes accumulated undistributed net investment income of: ....................     $     157,516       $      18,965
                                                                                           -------------       -------------

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/MERCURY BASIC VALUE PORTFOLIO

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2001 (UNAUDITED)

 ASSETS
   Investments at value (Cost $447,334,750) (Note 1)............     $ 459,914,640
   Cash ........................................................        46,270,232
   Short-term investments held as collateral for loaned
    securities .................................................        78,229,100
   Receivable for securities sold ..............................         1,523,466
   Dividends, interest and other receivables ...................           463,807
   Deferred organizational costs (Note 1) ......................             5,262
   Other assets ................................................             3,260
                                                                     -------------
    Total assets ...............................................       586,409,767
                                                                     -------------
 LIABILITIES
   Collateral held for loaned securities .......................        78,229,100
   Payable for securities purchased ............................         1,339,353
   Investment management/advisory fees payable .................           246,905
   Distribution fees payable ...................................            95,656
   Payable to custodian ........................................            35,918
   Recoupment fees payable .....................................            27,309
   Trustees' fees payable ......................................             8,238
   Accrued expenses (Note 1) ...................................            72,711
                                                                     -------------
    Total liabilities ..........................................        80,055,190
                                                                     -------------
 NET ASSETS ....................................................     $ 506,354,577
                                                                     =============
   Net assets were comprised of:
   Paid in capital .............................................     $ 477,035,336
   Accumulated undistributed net investment income .............         2,243,796
   Accumulated undistributed net realized gain .................        14,495,555
   Unrealized appreciation on investments ......................        12,579,890
                                                                     -------------
    Net assets, June 30, 2001 ..................................     $ 506,354,577
                                                                     =============
 CLASS IB
   Net asset value, offering and redemption price per share,
    $506,354,577/35,638,688 shares outstanding (unlimited
    amount authorized: $0.01 par value) (Note 1)................     $       14.21
                                                                     =============


STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)

 INVESTMENT INCOME
   Dividends (net of $2,693 foreign withholding tax) ..     $ 3,197,666
   Interest ...........................................       1,112,702
   Securities lending (net) ...........................          43,228
                                                            -----------
    Total income ......................................       4,353,596
                                                            -----------
 EXPENSES (NOTES 1,2,3,4, AND 7)
   Investment management fee ..........................       1,336,551
   Distribution fees--Class IB ........................         553,648
   Administrative fees ................................          73,197
   Printing and mailing expenses ......................          48,638
   Custodian fees .....................................          43,893
   Recoupment fees ....................................          43,877
   Professional fees ..................................          12,456
   Amortization of deferred organizational expense ....           3,115
   Trustees' fees .....................................           2,669
   Miscellaneous ......................................           1,602
                                                            -----------
    Gross expenses ....................................       2,119,646
                                                            -----------
   Less: Waiver of investment management fee (Note 6) .         (10,055)
                                                            -----------
    Net expenses ......................................       2,109,591
                                                            -----------
 NET INVESTMENT INCOME ................................       2,244,005
                                                            -----------
 REALIZED AND UNREALIZED GAIN (NOTE 1)
   Realized gain on securities ........................      16,930,400
   Net change in unrealized appreciation on securities        1,232,613
                                                            -----------
 NET REALIZED AND UNREALIZED GAIN .....................      18,163,013
                                                            -----------
 NET INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS ...........................................     $20,407,018
                                                            ===========








                                                                                            SIX MONTHS ENDED
                                                                                             JUNE 30, 2001       YEAR ENDED
                                                                                              (UNAUDITED)     DECEMBER 31, 2000
STATEMENT OF CHANGES IN NET ASSETS                                                         ----------------- ------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income ...................................................................   $   2,244,005     $   5,336,289
 Net realized gain on investments ........................................................      16,930,400        32,172,301
 Net change in unrealized appreciation on investments ....................................       1,232,613         3,090,349
                                                                                             -------------     -------------
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ....................................      20,407,018        40,598,939
                                                                                             -------------     -------------
DIVIDENDS AND DISTRIBUTIONS:
 CLASS IB
 Dividends from net investment income ....................................................              --        (5,361,094)
 Distributions from net realized capital gains ...........................................     (10,812,551)      (31,656,936)
 Dividends in excess of net investment income ............................................              --              (209)
                                                                                             -------------     -------------
 TOTAL DIVIDENDS AND DISTRIBUTIONS .......................................................     (10,812,551)      (37,018,239)
                                                                                             -------------     -------------
CAPITAL SHARES TRANSACTIONS (NOTE 1):
 CLASS IB
 Capital shares sold [ 7,562,805 and 5,858,328 shares, respectively ] ....................     108,049,932        81,240,506
 Capital shares issued in reinvestment of dividends and distributions [ 753,488 and
  2,781,213 shares, respectively ] .......................................................      10,812,551        37,018,239
 Capital shares repurchased [ (987,189) and (2,171,410) shares, respectively ] ...........     (14,137,145)      (30,271,278)
                                                                                             -------------     -------------
 NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARES TRANSACTIONS ...................     104,725,338        87,987,467
                                                                                             -------------     -------------
TOTAL INCREASE IN NET ASSETS .............................................................     114,319,805        91,568,167
NET ASSETS:
 Beginning of period .....................................................................     392,034,772       300,466,605
                                                                                             -------------     -------------
 End of period (a) .......................................................................   $ 506,354,577     $ 392,034,772
                                                                                             =============     =============
----------
 (a) Includes accumulated undistributed (overdistributed) net investment income of: ......   $   2,243,796     $        (209)
                                                                                             -------------     -------------

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/MFS EMERGING GROWTH COMPANIES PORTFOLIO


--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2001 (UNAUDITED)

 ASSETS
   Investments at value (Cost $1,622,442,988) (Note 1) .........  $1,620,479,964
   Cash (Foreign cash $16,429 ) ................................      65,690,713
   Short-term investments held as collateral for loaned
    securities .................................................     241,027,760
   Receivable for securities sold ..............................      21,278,218
   Dividends, interest and other receivables ...................         475,621
   Unrealized appreciation of forward foreign currency
    contracts (Note 1) .........................................          69,582
   Deferred organizational costs (Note 1) ......................           6,897
   Other assets ................................................          12,336
                                                                  --------------
    Total assets ...............................................   1,949,041,091
                                                                  --------------
 LIABILITIES
   Collateral held for loaned securities .......................     241,027,760
   Payable for securities purchased ............................      17,460,731
   Investment management/advisory fees payable .................         851,889
   Distribution fees payable ...................................         321,179
   Payable to custodian ........................................          68,745
   Recoupment fees payable .....................................          49,577
   Trustees' fees payable ......................................          17,230
   Unrealized depreciation of forward foreign currency
    contracts (Note 1) .........................................           4,482
   Accrued expenses (Note 1) ...................................         193,590
                                                                  --------------
    Total liabilities ..........................................     259,995,183
                                                                  --------------
 NET ASSETS ....................................................  $1,689,045,908
                                                                  ==============
   Net assets were comprised of:
   Paid in capital .............................................  $2,206,669,640
   Accumulated overdistributed net investment income ...........        (399,525)
   Accumulated undistributed net realized loss .................    (515,326,180)
   Unrealized depreciation on investments and foreign
    currencies .................................................      (1,898,027)
                                                                  --------------
    Net assets, June 30, 2001 ..................................  $1,689,045,908
                                                                  ==============
 CLASS IA
   Net asset value, offering and redemption price per share,
    $53,694,000/3,390,916 shares outstanding (unlimited
    amount authorized: $0.01 par value) (Note 1) ...............  $        15.83
                                                                  ==============
 CLASS IB
   Net asset value, offering and redemption price per share,
    $1,635,351,908/104,039,612 shares outstanding (unlimited
    amount authorized: $0.01 par value) (Note 1) ...............  $        15.72
                                                                  ==============


STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)

 INVESTMENT INCOME
   Dividends (net of $26,258 foreign withholding tax) .....    $    4,040,547
   Interest ...............................................         4,084,885
   Securities lending (net) ...............................           171,461
                                                               --------------
    Total income ..........................................         8,296,893
                                                               --------------
 EXPENSES (NOTES 1,2,3,4, AND 7)
   Investment management fee ..............................         5,614,260
   Distribution fees--Class IB ............................         2,163,205
   Recoupment fees ........................................           243,830
   Administrative fees ....................................           240,250
   Printing and mailing expenses ..........................           173,726
   Custodian fees .........................................           156,778
   Professional fees ......................................            44,490
   Trustees' fees .........................................             9,533
   Amortization of deferred organizational expense ........             3,063
   Miscellaneous ..........................................             6,243
                                                               --------------
    Total expenses ........................................         8,655,378
                                                               --------------
 NET INVESTMENT LOSS ......................................          (358,485)
                                                               --------------
 REALIZED AND UNREALIZED GAIN (LOSS) (NOTE 1)
   Realized loss on:
   Securities .............................................      (360,411,835)
   Foreign currency transactions ..........................          (354,292)
                                                               --------------
    Net realized loss .....................................      (360,766,127)
                                                               --------------
   Change in unrealized appreciation (depreciation)
    on:
   Securities .............................................      (183,729,989)
   Foreign currency translations ..........................            84,377
                                                               --------------
    Net change in unrealized depreciation .................      (183,645,612)
                                                               --------------
 NET REALIZED AND UNREALIZED LOSS .........................      (544,411,739)
                                                               --------------
 NET DECREASE IN NET ASSETS RESULTING
 FROM OPERATIONS ..........................................    $ (544,770,224)
                                                               ==============











STATEMENT OF CHANGES IN NET ASSETS

                                                                                            SIX MONTHS ENDED
                                                                                              JUNE 30, 2001       YEAR ENDED
                                                                                               (UNAUDITED)     DECEMBER 31, 2000
                                                                                           ------------------ ------------------
DECREASE IN NET ASSETS FROM OPERATIONS:
 Net investment loss .....................................................................   $     (358,485)    $   (2,293,345)
 Net realized loss on investments ........................................................     (360,766,127)       (35,062,761)
 Net change in unrealized depreciation on investments and foreign currencies .............     (183,645,612)      (490,263,227)
                                                                                             --------------     --------------
 NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ....................................     (544,770,224)      (527,619,333)
                                                                                             --------------     --------------
DIVIDENDS AND DISTRIBUTIONS:
 Distributions from net realized capital gains
 Class IA ................................................................................          (12,401)                --
 Class IB ................................................................................         (371,285)                --
                                                                                             --------------     --------------
                                                                                                   (383,686)                --
                                                                                             --------------     --------------
 Distributions in excess of realized gains
 Class IA ................................................................................               --         (4,498,504)
 Class IB ................................................................................               --       (132,999,717)
                                                                                             --------------     --------------
                                                                                                         --       (137,498,221)
                                                                                             --------------     --------------
 TOTAL DIVIDENDS AND DISTRIBUTIONS .......................................................         (383,686)      (137,498,221)
                                                                                             --------------     --------------
CAPITAL SHARES TRANSACTIONS (NOTE 1):
 CLASS IA
 Capital shares sold [ 472,753 and 2,947,620 shares, respectively ] ......................        8,147,916         79,904,856
 Capital shares issued in reinvestment of dividends and distributions [ 771 and 214,525              12,401          4,498,504
  shares, respectively ]
 Capital shares repurchased [ (568,545) and (1,364,113) shares, respectively ] ...........       (9,600,048)       (35,857,870)
                                                                                             --------------     --------------
 Total Class IA transactions .............................................................       (1,439,731)        48,545,490
                                                                                             --------------     --------------
 CLASS IB
 Capital shares sold [27,822,838 and 59,431,041 shares, respectively ] ...................      474,400,252      1,588,253,309
 Capital shares issued in reinvestment of dividends and distributions [23,249 and                   371,285        132,999,717
  6,402,747 shares, respectively ]
 Capital shares repurchased [ (26,900,056) and (23,688,174) shares, respectively ] .......     (454,532,361)      (601,164,139)
                                                                                             --------------     --------------
 Total Class IB transactions .............................................................       20,239,176      1,120,088,887
                                                                                             --------------     --------------
 NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARES TRANSACTIONS ...................       18,799,445      1,168,634,377
                                                                                             --------------     --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ..................................................     (526,354,465)       503,516,823

NET ASSETS:
 Beginning of period .....................................................................    2,215,400,373      1,711,883,550
                                                                                             --------------     --------------
 End of period (a) .......................................................................   $1,689,045,908     $2,215,400,373
                                                                                             ==============     ==============
----------
 (a) Includes accumulated overdistributed net investment income of: ......................   $     (399,525)    $      (41,040)
                                                                                             --------------     --------------

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/MFS INVESTORS TRUST PORTFOLIO


--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2001 (UNAUDITED)

 ASSETS
   Investments at value (Cost $226,674,140) (Note 1)............    $ 224,688,219
   Cash (Foreign cash $143 )....................................       13,617,575
   Short-term investments held as collateral for loaned
    securities .................................................       18,103,900
   Receivable for securities sold ..............................        2,084,955
   Dividends, interest and other receivables ...................          174,629
   Other assets ................................................            1,042
                                                                    -------------
    Total assets ...............................................      258,670,320
                                                                    -------------
 LIABILITIES
   Collateral held for loaned securities .......................       18,103,900
   Payable for securities purchased ............................          551,485
   Investment management/advisory fees payable .................          124,455
   Distribution fees payable ...................................           45,495
   Payable to custodian ........................................           12,440
   Recoupment fees payable .....................................            7,402
   Trustees' fees payable ......................................              906
   Accrued expenses (Note 1) ...................................           15,789
                                                                    -------------
    Total liabilities ..........................................       18,861,872
                                                                    -------------
 NET ASSETS ....................................................    $ 239,808,448
                                                                    =============
   Net assets were comprised of:
   Paid in capital .............................................    $ 260,457,854
   Accumulated undistributed net investment income .............          605,859
   Accumulated undistributed net realized loss .................      (19,268,832)
   Unrealized depreciation on investments and foreign
    currencies .................................................       (1,986,433)
                                                                    -------------
    Net assets, June 30, 2001 ..................................    $ 239,808,448
                                                                    =============
 CLASS IB
   Net asset value, offering and redemption price per share,
    $239,808,448/24,944,108 shares outstanding (unlimited
    amount authorized: $0.01 par value) (Note 1)................    $        9.61
                                                                    =============

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)

 INVESTMENT INCOME
   Dividends (net of $33,452 foreign withholding tax) ..    $   1,367,354
   Interest ............................................          303,283
   Securities lending (net) ............................           15,021
                                                            -------------
    Total income .......................................        1,685,658
                                                            -------------
 EXPENSES (NOTES 1,2,3,4, AND 7)
   Investment management fee ...........................          676,709
   Distribution fees--Class IB .........................          281,961
   Administrative fees .................................           46,011
   Printing and mailing expenses .......................           23,827
   Custodian fees ......................................           21,502
   Recoupment fees .....................................           12,742
   Professional fees ...................................            6,102
   Trustees' fees ......................................            1,307
   Miscellaneous .......................................              652
                                                            -------------
    Total expenses .....................................        1,070,813
                                                            -------------
 NET INVESTMENT INCOME .................................          614,845
                                                            -------------
 REALIZED AND UNREALIZED GAIN (LOSS) (NOTE 1)
   Realized gain (loss) on:
   Securities ..........................................      (14,910,911)
   Foreign currency transactions .......................            2,598
                                                            -------------
    Net realized loss ..................................      (14,908,313)
                                                            -------------
   Change in unrealized depreciation on:
   Securities ..........................................      (10,547,909)
   Foreign currency translations .......................             (584)
                                                            -------------
    Net change in unrealized depreciation ..............      (10,548,493)
                                                            -------------
 NET REALIZED AND UNREALIZED LOSS ......................      (25,456,806)
                                                            -------------
 NET DECREASE IN NET ASSETS RESULTING FROM
 OPERATIONS ............................................    $ (24,841,961)
                                                            =============


STATEMENT OF CHANGES IN NET ASSETS


                                                                                            SIX MONTHS ENDED
                                                                                             JUNE 30, 2001       YEAR ENDED
                                                                                              (UNAUDITED)     DECEMBER 31, 2000
                                                                                           ----------------- ------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income ...................................................................   $     614,845      $    775,240
 Net realized loss on investments ........................................................     (14,908,313)       (2,516,721)
 Net change in unrealized appreciation (depreciation) on investments and foreign
  currencies .............................................................................     (10,548,493)        1,018,388
                                                                                             -------------      ------------
 NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ....................................     (24,841,961)         (723,093)
                                                                                             -------------      ------------
DIVIDENDS AND DISTRIBUTIONS:
 CLASS IB
 Dividends from net investment income ....................................................         (14,279)         (733,133)
                                                                                             -------------      ------------

CAPITAL SHARES TRANSACTIONS (NOTE 1):
 CLASS IB
 Capital shares sold [ 4,585,065 and 11,255,339 shares, respectively ] ...................      45,915,125       121,142,915
 Capital shares issued in reinvestment of dividends and distributions [ 1,444 and 70,791
  shares, respectively] ..................................................................          14,279           733,133
 Capital shares repurchased [ (451,224) and (653,372) shares, respectively ] .............      (4,342,752)       (7,169,977)
                                                                                             -------------      ------------
 NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARES TRANSACTIONS ...................      41,586,652       114,706,071
                                                                                             -------------      ------------
TOTAL INCREASE IN NET ASSETS .............................................................      16,730,412       113,249,845

NET ASSETS:
 Beginning of period .....................................................................     223,078,036       109,828,191
                                                                                             -------------      ------------
 End of period (a) .......................................................................   $ 239,808,448      $223,078,036
                                                                                             =============      ============
----------
 (a) Includes accumulated undistributed net investment income of: ........................   $     605,859      $      5,293
                                                                                             -------------      ------------

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/MFS RESEARCH PORTFOLIO


--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2001 (UNAUDITED)

 ASSETS
   Investments at value (Cost $804,211,580) (Note 1) ...........    $ 759,430,292
   Cash (Foreign cash $570 ) ...................................       23,180,248
   Short-term investments held as collateral for loaned
    securities .................................................       78,334,230
   Receivable for securities sold ..............................        6,141,387
   Dividends, interest and other receivables ...................          443,838
   Deferred organizational costs (Note 1) ......................            5,262
   Other assets ................................................            7,439
                                                                    -------------
    Total assets ...............................................      867,542,696
                                                                    -------------
 LIABILITIES
   Collateral held for loaned securities .......................       78,334,230
   Payable for securities purchased ............................          709,120
   Investment management/advisory fees payable .................          403,194
   Distribution fees payable ...................................          158,093
   Payable to custodian ........................................           84,540
   Trustees' fees payable ......................................           14,760
   Accrued expenses (Note 1) ...................................           99,727
                                                                    -------------
    Total liabilities ..........................................       79,803,664
                                                                    -------------
 NET ASSETS ....................................................    $ 787,739,032
                                                                    =============
   Net assets were comprised of:
   Paid in capital .............................................    $ 898,843,348
   Accumulated undistributed net investment income .............          307,089
   Accumulated undistributed net realized loss .................      (66,630,501)
   Unrealized depreciation on investments and foreign
    currencies .................................................      (44,780,904)
                                                                    -------------
    Net assets, June 30, 2001 ..................................    $ 787,739,032
                                                                    =============
 CLASS IB
   Net asset value, offering and redemption price per share,
    $787,739,032/63,146,740 shares outstanding (unlimited
    amount authorized: $0.01 par value) (Note 1) ...............    $       12.47
                                                                    =============


STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)

 INVESTMENT INCOME
   Dividends (net of $79,268 foreign withholding tax) .....   $    3,432,605
   Interest ...............................................          734,948
   Securities lending (net) ...............................           45,047
                                                              --------------
    Total income ..........................................        4,212,600
                                                              --------------
 EXPENSES (NOTES 1,2,3,4, AND 7)
   Investment management fee ..............................        2,647,746
   Distribution fees--Class IB ............................        1,018,364
   Administrative fees ....................................          120,277
   Printing and mailing expenses ..........................           81,378
   Custodian fees .........................................           73,439
   Professional fees ......................................           20,840
   Trustees' fees .........................................            4,466
   Amortization of deferred organizational expense ........            3,115
   Miscellaneous ..........................................            3,048
                                                              --------------
    Gross expenses ........................................        3,972,673
                                                              --------------
   Less: Waiver of investment management fee (Note 6) .....         (106,282)
                                                              --------------
    Net expenses ..........................................        3,866,391
                                                              --------------
 NET INVESTMENT INCOME ....................................          346,209
                                                              --------------
 REALIZED AND UNREALIZED GAIN (LOSS) (NOTE 1)
   Realized gain (loss) on:
   Securities .............................................      (62,664,795)
   Foreign currency transactions ..........................           13,799
                                                              --------------
    Net realized loss .....................................      (62,650,996)
                                                              --------------
   Change in unrealized appreciation (depreciation) on:
   Securities .............................................      (56,470,875)
   Foreign currency translations ..........................            5,724
                                                              --------------
    Net change in unrealized depreciation .................      (56,465,151)
                                                              --------------
 NET REALIZED AND UNREALIZED LOSS .........................     (119,116,147)
                                                              --------------
 NET DECREASE IN NET ASSETS RESULTING FROM
 OPERATIONS ...............................................   $ (118,769,938)
                                                              ==============



                                                                                            SIX MONTHS ENDED
                                                                                             JUNE 30, 2001       YEAR ENDED
                                                                                              (UNAUDITED)     DECEMBER 31, 2000
STATEMENT OF CHANGES IN NET ASSETS                                                         ----------------- ------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income (loss) ............................................................  $      346,209     $     (456,674)
 Net realized gain (loss) on investments .................................................     (62,650,996)        73,578,453
 Net change in unrealized depreciation on investments and foreign currencies .............     (56,465,151)      (130,553,886)
                                                                                            --------------     --------------
 NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ....................................    (118,769,938)       (57,432,107)
                                                                                            --------------     --------------
DIVIDENDS AND DISTRIBUTIONS:
 CLASS IB
 Dividends from net investment income ....................................................              --         (1,167,763)
 Distributions from net realized capital gains ...........................................     (18,013,763)       (74,985,959)
 Dividends in excess of net investment income ............................................              --            (39,120)
                                                                                            --------------     --------------
 TOTAL DIVIDENDS AND DISTRIBUTIONS .......................................................     (18,013,763)       (76,192,842)
                                                                                            --------------     --------------
CAPITAL SHARES TRANSACTIONS (NOTE 1):
 CLASS IB
 Capital shares sold [ 11,770,949 and 24,293,139 shares, respectively ] ..................     160,524,049        423,182,125
 Capital shares issued in reinvestment of dividends and distributions [ 1,399,671 and
  5,178,108 shares, respectively ] .......................................................      18,013,763         76,192,842
 Capital shares repurchased [ (9,700,999) and (9,953,158) shares, respectively ] .........    (132,135,507)      (172,899,096)
                                                                                            --------------     --------------
 NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARES TRANSACTIONS ...................      46,402,305        326,475,871
                                                                                            --------------     --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ..................................................     (90,381,396)       192,850,922

NET ASSETS:
 Beginning of period .....................................................................     878,120,428        685,269,506
                                                                                            --------------     --------------
 End of period (a) .......................................................................  $  787,739,032     $  878,120,428
                                                                                            ==============     ==============
----------
 (a) Includes accumulated undistributed (overdistributed) net investment income of: ......  $      307,089     $      (39,120)
                                                                                            --------------     --------------

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/MORGAN STANLEY EMERGING MARKETS EQUITY PORTFOLIO


--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2001 (UNAUDITED)

 ASSETS
   Investments at value (Cost $203,986,428) (Note 1)...........    $ 179,138,346
   Cash (Foreign cash $3,862,085 ).............................       28,685,114
   Dividends, interest and other receivables ..................          574,010
   Receivable for securities sold .............................          153,373
   Deferred organizational costs (Note 1) .....................            7,178
   Unrealized appreciation of forward foreign currency
    contracts (Note 1) ........................................              427
   Other assets ...............................................            1,174
                                                                   -------------
    Total assets ..............................................      208,559,622
                                                                   -------------
 LIABILITIES
   Payable for securities purchased ...........................        2,290,234
   Unrealized depreciation of forward foreign currency
    contracts (Note 1) ........................................          602,458
   Investment management/advisory fees payable ................          186,025
   Recoupment fees payable ....................................          150,072
   Payable to custodian .......................................           50,743
   Distribution fees payable ..................................           40,378
   Trustees' fees payable .....................................            2,047
   Accrued expenses (Note 1) ..................................           37,185
                                                                   -------------
    Total liabilities .........................................        3,359,142
                                                                   -------------
 NET ASSETS ...................................................    $ 205,200,480
                                                                   =============
   Net assets were comprised of:
   Paid in capital ............................................    $ 314,707,601
   Accumulated overdistributed net investment income ..........          (66,390)
   Accumulated undistributed net realized loss ................      (83,979,017)
   Unrealized depreciation on investments and foreign
    currencies ................................................      (25,461,714)
                                                                   -------------
    Net assets, June 30, 2001 .................................    $ 205,200,480
                                                                   =============
 CLASS IB
   Net asset value, offering and redemption price per share
    $205,200,480 / 36,484,488 shares outstanding (unlimited
    amount authorized: $0.01 par value) (Note 1)...............    $        5.62
                                                                   =============

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)

 INVESTMENT INCOME
   Dividends (net of $135,388 foreign withholding tax)..    $   2,119,406
   Interest ............................................          298,352
   Securities lending (net) ............................            1,428
                                                            -------------
    Total income .......................................        2,419,186
                                                            -------------
 EXPENSES (NOTES 1,2,3,4, AND 7)
   Investment management fee ...........................        1,167,064
   Recoupment fees .....................................          271,374
   Distribution fees--Class IB .........................          253,709
   Administrative fees .................................           50,298
   Printing and mailing expenses .......................           18,858
   Custodian fees ......................................           16,869
   Professional fees ...................................            4,884
   Amortization of deferred organizational expense .....            3,115
   Trustees' fees ......................................            1,026
   Miscellaneous .......................................           37,858
                                                            -------------
    Total expenses .....................................        1,825,055
                                                            -------------
 NET INVESTMENT INCOME .................................          594,131
                                                            -------------
 REALIZED AND UNREALIZED GAIN (LOSS) (NOTE 1)
   Realized loss on: ...................................
   Securities ..........................................      (61,738,147)
   Foreign currency transactions .......................         (518,891)
                                                            -------------
    Net realized loss ..................................      (62,257,038)
                                                            -------------
   Change in unrealized appreciation (depreciation):
   Securities ..........................................       54,174,319
   Foreign currency translations .......................         (630,299)
                                                            -------------
    Net change in unrealized appreciation ..............       53,544,020
                                                            -------------
 NET REALIZED AND UNREALIZED LOSS ......................       (8,713,018)
                                                            -------------
 NET DECREASE IN NET ASSETS RESULTING FROM
 OPERATIONS ............................................    $  (8,118,887)
                                                            =============


                                                                                          SIX MONTHS ENDED
                                                                                           JUNE 30, 2001       YEAR ENDED
                                                                                            (UNAUDITED)     DECEMBER 31, 2000
STATEMENT OF CHANGES IN NET ASSETS                                                       ----------------- ------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
 Net investment income (loss) ..........................................................  $      594,131     $   (2,302,964)
 Net realized gain (loss) on investments ...............................................     (62,257,038)         1,885,568
 Net change in unrealized appreciation (depreciation) on investments and foreign
  currencies ...........................................................................      53,544,020       (131,207,690)
                                                                                          --------------     --------------
 NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................      (8,118,887)      (131,625,086)
                                                                                          --------------     --------------
DIVIDENDS AND DISTRIBUTIONS:
 CLASS IB
 Distributions from net realized capital gains .........................................        (275,305)        (3,522,594)
 Distributions in excess of realized gains .............................................              --        (21,446,672)
                                                                                          --------------     --------------
 TOTAL DIVIDENDS AND DISTRIBUTIONS .....................................................        (275,305)       (24,969,266)
                                                                                          --------------     --------------
CAPITAL SHARES TRANSACTIONS (NOTE 1):
 CLASS IB
 Capital shares sold [ 57,348,375 and 73,017,166 shares, respectively ] ................     334,602,829        708,109,691
 Capital shares issued in reinvestment of dividends and distributions [ 49,162 and
  3,910,718 shares, respectively ] .....................................................         275,305         24,969,266
 Capital shares repurchased [ (54,321,451) and (60,594,081) shares, respectively ] .....    (319,327,696)      (570,021,206)
                                                                                          --------------     --------------
 NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARES TRANSACTIONS .................      15,550,438        163,057,751
                                                                                          --------------     --------------
TOTAL INCREASE IN NET ASSETS ...........................................................       7,156,246          6,463,399

NET ASSETS:
 Beginning of period ...................................................................     198,044,234        191,580,835
                                                                                          --------------     --------------
 End of period (a) .....................................................................  $  205,200,480     $  198,044,234
                                                                                          ==============     ==============
----------
 (a) Includes accumulated overdistributed net investment income of: ....................  $      (66,390)    $     (660,521)
                                                                                          --------------     --------------

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/PUTNAM GROWTH & INCOME VALUE PORTFOLIO


--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2001 (UNAUDITED)

 ASSETS
   Investments at value (Cost $563,993,878) (Note 1)............    $ 579,348,692
   Cash ........................................................               53
   Short-term investments held as collateral for loaned
    securities .................................................       32,002,142
   Receivable for securities sold ..............................       16,071,590
   Dividends, interest and other receivables ...................          678,349
   Deferred organizational costs (Note 1) ......................            5,262
   Other assets ................................................            7,359
                                                                    -------------
    Total assets ...............................................      628,113,447
                                                                    -------------
 LIABILITIES
   Collateral held for loaned securities .......................       32,002,142
   Payable for securities purchased ............................       10,681,511
   Investment management/advisory fees payable .................          270,777
   Distribution fees payable ...................................          117,621
   Recoupment fees payable .....................................           99,967
   Payable to custodian ........................................           33,405
   Trustees' fees payable ......................................           17,471
   Accrued expenses (Note 1) ...................................           80,408
                                                                    -------------
    Total liabilities ..........................................       43,303,302
                                                                    -------------
 NET ASSETS ....................................................    $ 584,810,145
                                                                    =============
   Net assets were comprised of:
   Paid in capital .............................................    $ 592,568,289
   Accumulated undistributed net investment income .............        2,580,340
   Accumulated undistributed net realized loss .................      (25,693,298)
   Unrealized appreciation on investments and foreign
    currencies .................................................       15,354,814
                                                                    -------------
    Net assets, June 30, 2001 ..................................    $ 584,810,145
                                                                    =============
 CLASS IB
   Net asset value, offering and redemption price per share,
    $584,810,145/48,812,440 shares outstanding (unlimited
    amount authorized: $0.01 par value) (Note 1)................    $       11.98
                                                                    =============

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)

 INVESTMENT INCOME
   Dividends (net of $25,597 foreign withholding tax) .    $   4,775,142
   Interest ...........................................          472,828
   Securities lending (net) ...........................           27,025
                                                           -------------
    Total income ......................................        5,274,995
                                                           -------------
 EXPENSES (NOTES 1,2,3,4, AND 7)
   Investment management fee ..........................        1,551,253
   Distribution fees-Class IB .........................          705,113
   Recoupment fees ....................................          197,217
   Administrative fees ................................           88,857
   Printing and mailing expenses ......................           59,286
   Custodian fees .....................................           53,502
   Professional fees ..................................           15,183
   Trustees' fees .....................................            3,254
   Amortization of deferred organizational expense ....            3,115
   Miscellaneous ......................................            2,535
                                                           -------------
    Total expenses ....................................        2,679,315
                                                           -------------
 NET INVESTMENT INCOME ................................        2,595,680
                                                           -------------
 REALIZED AND UNREALIZED GAIN (LOSS) (NOTE 1)
   Realized gain on securities ........................        7,134,354
   Net change in unrealized depreciation on securities       (20,909,136)
                                                           -------------
 NET REALIZED AND UNREALIZED LOSS .....................      (13,774,782)
                                                           -------------
 NET DECREASE IN NET ASSETS RESULTING FROM
 OPERATIONS ...........................................    $ (11,179,102)
                                                           =============





                                                                                          SIX MONTHS ENDED
                                                                                           JUNE 30, 2001         YEAR ENDED
                                                                                            (UNAUDITED)       DECEMBER 31, 2000
STATEMENT OF CHANGES IN NET ASSETS                                                       -----------------   ------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income ...............................................................     $   2,595,680       $   5,542,869
 Net realized gain (loss) on investments .............................................         7,134,354         (27,139,336)
 Net change in unrealized appreciation (depreciation) on investments .................       (20,909,136)         56,240,024
                                                                                           -------------       -------------
 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .....................       (11,179,102)         34,643,557
                                                                                           -------------       -------------
DIVIDENDS AND DISTRIBUTIONS:
 CLASS IB
 Dividends from net investment income ................................................          (134,167)         (5,428,857)
                                                                                           -------------       -------------
 TOTAL DIVIDENDS AND DISTRIBUTIONS ...................................................          (134,167)         (5,428,857)
                                                                                           -------------       -------------
CAPITAL SHARES TRANSACTIONS (NOTE 1):
 CLASS IB
 Capital shares sold [ 4,097,555 and 4,612,979 shares, respectively ] ................        49,348,238          52,639,417
 Capital shares issued in reinvestment of dividends and distributions [ 10,979 and
  461,637 shares, respectively ] .....................................................           134,167           5,428,857
 Capital shares repurchased [ (1,517,557) and (5,954,144) shares, respectively ] .....       (17,969,046)        (66,943,845)
                                                                                           -------------       -------------
 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARES
  TRANSACTIONS .......................................................................        31,513,359          (8,875,571)
                                                                                           -------------       -------------
TOTAL INCREASE IN NET ASSETS .........................................................        20,200,090          20,339,129

NET ASSETS:
 Beginning of period .................................................................       564,610,055         544,270,926
                                                                                           -------------       -------------
 End of period (a) ...................................................................     $ 584,810,145       $ 564,610,055
                                                                                           =============       =============
----------
 (a) Includes accumulated undistributed net investment income of: ....................     $   2,580,340       $     118,827
                                                                                           -------------       -------------

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/PUTNAM INTERNATIONAL EQUITY PORTFOLIO


--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2001 (UNAUDITED)

 ASSETS
   Investments at value (Cost $369,887,446) (Note 1) ...........    $ 342,938,309
   Cash (Foreign cash $276,302) ................................          386,708
   Short-term investments held as collateral for loaned
    securities .................................................       71,461,033
   Receivable for securities sold ..............................        2,768,329
   Dividends, interest and other receivables ...................          348,406
   Deferred organizational costs (Note 1) ......................            5,262
   Other assets ................................................          223,479
                                                                    -------------
    Total assets ...............................................      418,131,526
                                                                    -------------
 LIABILITIES
   Collateral held for loaned securities .......................       71,461,033
   Payable for securities purchased ............................        1,800,861
   Investment management/advisory fees payable .................          246,400
   Distribution fees payable ...................................           68,374
   Recoupment fees payable .....................................           66,122
   Trustees' fees payable ......................................            8,152
   Accrued expenses (Note 1) ...................................           43,008
                                                                    -------------
    Total liabilities ..........................................       73,693,950
                                                                    -------------
 NET ASSETS ....................................................    $ 344,437,576
                                                                    =============
   Net assets were comprised of:
   Paid in capital .............................................    $ 402,488,208
   Accumulated undistributed net investment income .............          708,479
   Accumulated undistributed net realized loss .................      (31,783,872)
   Unrealized depreciation on investments and foreign
    currencies .................................................      (26,975,239)
                                                                    -------------
    Net assets, June 30, 2001 ..................................    $ 344,437,576
                                                                    =============
 CLASS IB
   Net asset value, offering and redemption price per share,
    $344,437,576/30,069,717 shares outstanding (unlimited
    amount authorized: $0.01 par value) (Note 1) ...............    $       11.45
                                                                    =============

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)

 INVESTMENT INCOME
   Dividends (net of $383,582 foreign withholding tax)..    $   3,615,037
   Interest ............................................          637,748
   Securities lending (net) ............................          121,131
                                                            -------------
    Total income .......................................        4,373,916
                                                            -------------
 EXPENSES (NOTES 1,2,3,4, AND 7)
   Investment management fee ...........................        1,482,775
   Distribution fees--Class IB .........................          436,109
   Recoupment fees .....................................          113,207
   Administrative fees .................................           67,429
   Printing and mailing expenses .......................           33,766
   Custodian fees ......................................           30,472
   Professional fees ...................................            8,647
   Amortization of deferred organizational expense .....            3,115
   Trustees' fees ......................................            1,853
   Miscellaneous .......................................            1,454
                                                            -------------
    Total expenses .....................................        2,178,827
                                                            -------------
 NET INVESTMENT INCOME .................................        2,195,089
                                                            -------------
 REALIZED AND UNREALIZED GAIN (LOSS) (NOTE 1)
   Realized loss on:
   Securities ..........................................      (26,447,331)
   Foreign currency transactions .......................         (166,835)
                                                            -------------
    Net realized loss ..................................      (26,614,166)
                                                            -------------
   Change in unrealized appreciation (depreciation) on:
   Securities ..........................................      (26,280,252)
   Foreign currency translations .......................            8,431
                                                            -------------
    Net change in unrealized depreciation ..............      (26,271,821)
                                                            -------------
 NET REALIZED AND UNREALIZED LOSS ......................      (52,885,987)
                                                            -------------
 NET DECREASE IN NET ASSETS RESULTING FROM
 OPERATIONS ............................................    $ (50,690,898)
                                                            =============


                                                                                            SIX MONTHS ENDED
                                                                                             JUNE 30, 2001       YEAR ENDED
                                                                                              (UNAUDITED)     DECEMBER 31, 2000
STATEMENT OF CHANGES IN NET ASSETS                                                         ----------------- ------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income ...................................................................  $    2,195,089    $      3,508,224
 Net realized gain (loss) on investments .................................................     (26,614,166)         54,696,509
 Net change in unrealized depreciation on investments and foreign currencies .............     (26,271,821)        (91,845,769)
                                                                                            --------------    ----------------
 NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ....................................     (50,690,898)        (33,641,036)
                                                                                            --------------    ----------------
DIVIDENDS AND DISTRIBUTIONS:
 CLASS IB
 Dividends from net investment income ....................................................              --          (2,403,340)
 Dividends in excess of net investment income ............................................              --          (1,486,610)
 Distributions from net realized gains ...................................................        (618,134)        (65,536,232)
 Distributions in excess of realized gains ...............................................              --          (4,551,574)
                                                                                            --------------    ----------------
 TOTAL DIVIDENDS AND DISTRIBUTIONS .......................................................        (618,134)        (73,977,756)
                                                                                            --------------    ----------------
CAPITAL SHARES TRANSACTIONS (NOTE 1):
 CLASS IB
 Capital shares sold [ 76,976,747 and 79,451,807 shares, respectively ] ..................     938,596,173       1,394,080,967
 Capital shares issued in reinvestment of dividends and distributions [ 51,212 and
  5,417,381 shares, respectively ] .......................................................         618,134          73,977,756
 Capital shares repurchased [ (73,539,724) and (73,751,582) shares, respectively ] .......    (900,699,466)     (1,302,367,022)
                                                                                            --------------    ----------------
 NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARES TRANSACTIONS ...................      38,514,841         165,691,701
                                                                                            --------------    ----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ..................................................     (12,794,191)         58,072,909

NET ASSETS:
 Beginning of period .....................................................................     357,231,767         299,158,858
                                                                                            --------------    ----------------
 End of period (a) .......................................................................  $  344,437,576    $    357,231,767
                                                                                            ==============    ================
----------
 (a) Includes accumulated undistributed (overdistributed) net investment income of: ......  $      708,479    $     (1,486,610)
                                                                                            --------------    ----------------

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/PUTNAM INVESTORS GROWTH PORTFOLIO


--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2001 (UNAUDITED)

 ASSETS
   Investments at value (Cost $352,393,929) (Note 1)............    $ 352,237,893
   Cash ........................................................            1,491
   Short-term investments held as collateral for loaned
    securities .................................................       38,251,100
   Receivable for securities sold ..............................        3,601,116
   Dividends, interest and other receivables ...................          201,690
   Deferred organizational costs (Note 1) ......................            5,262
   Other assets ................................................            3,751
                                                                    -------------
    Total assets ...............................................      394,302,303
                                                                    -------------
 LIABILITIES
   Collateral held for loaned securities .......................       38,251,100
   Payable for securities purchased ............................        6,928,447
   Investment management/advisory fees payable .................          177,749
   Distribution fees payable ...................................           70,499
   Payable to custodian ........................................           16,915
   Trustees' fees payable ......................................            9,704
   Accrued expenses (Note 1) ...................................           80,170
                                                                    -------------
    Total liabilities ..........................................       45,534,584
                                                                    -------------
 NET ASSETS ....................................................    $ 348,767,719
                                                                    =============
   Net assets were comprised of:
   Paid in capital .............................................    $ 392,179,106
   Accumulated overdistributed net investment income ...........          (62,601)
   Accumulated undistributed net realized loss .................      (43,192,750)
   Unrealized depreciation on investments ......................         (156,036)
                                                                    -------------
    Net assets, June 30, 2001 ..................................    $ 348,767,719
                                                                    =============
 CLASS IB
   Net asset value, offering and redemption price per share,
    $348,767,719/23,789,804 shares outstanding (unlimited
    amount authorized: $0.01 par value) (Note 1)................    $       14.66
                                                                    =============

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)

 INVESTMENT INCOME
   Dividends (net of $2,264 foreign withholding tax) ..    $   1,317,927
   Interest ...........................................          287,987
   Securities lending (net) ...........................           19,652
                                                           -------------
    Total income ......................................        1,625,566
                                                           -------------
 EXPENSES (NOTES 1,2,3,4, AND 7)
   Investment management fee ..........................        1,152,395
   Distribution fees--Class IB ........................          443,229
   Administative fees .................................           62,826
   Printing and mailing expenses ......................           35,550
   Custodian fees .....................................           32,081
   Professional fees ..................................            9,104
   Amortization of deferred organizational expense ....            3,115
   Trustees' fees .....................................            1,951
   Miscellaneous ......................................            1,510
                                                           -------------
    Gross expenses ....................................        1,741,761
                                                           -------------
   Less: Waiver of investment management fee (Note 6) .          (59,072)
                                                           -------------
    Net expenses ......................................        1,682,689
                                                           -------------
 NET INVESTMENT LOSS ..................................          (57,123)
                                                           -------------
 REALIZED AND UNREALIZED LOSS (NOTE 1)
   Realized loss on securities ........................      (35,021,908)
   Net change in unrealized depreciation on securities       (25,521,340)
                                                           -------------
 NET REALIZED AND UNREALIZED LOSS .....................      (60,543,248)
                                                           -------------
 NET DECREASE IN NET ASSETS RESULTING FROM
 OPERATIONS ...........................................    $ (60,600,371)
                                                           =============



                                                                                          SIX MONTHS ENDED
                                                                                           JUNE 30, 2001       YEAR ENDED
                                                                                            (UNAUDITED)     DECEMBER 31, 2000
STATEMENT OF CHANGES IN NET ASSETS                                                       ----------------- ------------------
DECREASE IN NET ASSETS FROM OPERATIONS:
 Net investment loss ...................................................................   $     (57,123)    $    (954,463)
 Net realized loss on investments ......................................................     (35,021,908)       (7,996,673)
 Net change in unrealized depreciation on investments ..................................     (25,521,340)      (72,928,485)
                                                                                           -------------     -------------
 NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................     (60,600,371)      (81,879,621)
                                                                                           -------------     -------------
DIVIDENDS AND DISTRIBUTIONS:
 CLASS IB
 Distributions from net realized capital gains .........................................              --          (631,854)
 Distributions in excess of realized gains .............................................              --        (8,170,841)
                                                                                           -------------     -------------
 TOTAL DIVIDENDS AND DISTRIBUTIONS .....................................................              --        (8,802,695)
                                                                                           -------------     -------------
CAPITAL SHARES TRANSACTIONS (NOTE 1):
 CLASS IB
 Capital shares sold [ 6,677,264 and 7,707,586 shares, respectively ] ..................     102,232,564       153,206,487
 Capital shares issued in reinvestment of dividends and distributions [0 and 430,450                  --         8,802,695
  shares, respectively]
 Capital shares repurchased [ (5,976,062) and (2,993,477) shares, respectively ] .......     (90,832,216)      (57,534,581)
                                                                                           -------------     -------------
 NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARES TRANSACTIONS .................      11,400,348       104,474,601
                                                                                           -------------     -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ................................................     (49,200,023)       13,792,285
                                                                                           -------------     -------------
NET ASSETS:
 Beginning of period ...................................................................     397,967,742       384,175,457
                                                                                           -------------     -------------
 End of period (a) .....................................................................   $ 348,767,719     $ 397,967,742
                                                                                           =============     =============
----------
 (a) Includes accumulated overdistributed net investment income of: ....................   $     (62,601)    $      (5,478)
                                                                                           -------------     -------------

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/SMALL COMPANY INDEX PORTFOLIO


--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2001 (UNAUDITED)

 ASSETS
   Investments at value (Cost $81,607,481) (Note 1).............    $ 80,916,814
   Short-term investments held as collateral for loaned
    securities .................................................      10,232,920
   Dividends, interest and other receivables ...................          81,053
   Variation margin receivable on futures contracts ............          24,500
   Deferred organizational costs (Note 1) ......................           9,390
   Other assets ................................................             443
                                                                    ------------
    Total assets ...............................................      91,265,120
                                                                    ------------
 LIABILITIES
   Overdraft payable ...........................................         259,529
   Collateral held for loaned securities .......................      10,232,920
   Distribution fees payable ...................................          38,784
   Payable to custodian ........................................          31,617
   Recoupment Fees Payable .....................................          13,697
   Trustees' fees payable ......................................           1,216
   Investment management/advisory fees payable .................             465
   Accrued expenses (Note 1) ...................................          51,790
                                                                    ------------
    Total liabilities ..........................................      10,630,018
                                                                    ------------
 NET ASSETS ....................................................    $ 80,635,102
                                                                    ============
   Net assets were comprised of:
   Paid in capital .............................................    $ 83,025,056
   Accumulated undistributed net investment income .............         269,996
   Accumulated undistributed net realized loss .................      (2,016,274)
   Unrealized depreciation on investments and foreign
    currencies .................................................        (643,676)
                                                                    ------------
    Net assets, June 30, 2001 ..................................    $ 80,635,102
                                                                    ============
 CLASS IB
   Net asset value, offering and redemption price per share,
    $80,635,102 / 8,402,860 shares outstanding (unlimited
    amount authorized: $0.01 par value) (Note 1)................    $       9.60
                                                                    ============


STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)

 INVESTMENT INCOME
   Dividends ...........................................    $    421,713
   Interest ............................................          61,839
   Securities lending (net) ............................          26,073
                                                            ------------
    Total income .......................................         509,625
                                                            ------------
 EXPENSES (NOTES 1,2,3,4, AND 7)
   Investment management fee ...........................          91,586
   Distribution fees--Class IB .........................          91,585
   Administrative fees .................................          65,371
   Recoupment fees .....................................          13,697
   Printing and mailing expenses .......................           7,555
   Custodian fees ......................................           6,818
   Amortization of deferred organizational expense .....           3,115
   Professional fees ...................................           1,935
   Trustees' fees ......................................             415
   Miscellaneous .......................................             266
                                                            ------------
    Gross expenses .....................................         282,343
                                                            ------------
   Less: Waiver of investment management fee (Note 6): .          (1,204)
                                                            ------------
    Net expenses .......................................         281,139
                                                            ------------
 NET INVESTMENT INCOME .................................         228,486
                                                            ------------
 REALIZED AND UNREALIZED GAIN (LOSS) (NOTE 1)
   Realized gain (loss) on:
   Securities ..........................................      (1,223,387)
   Future contracts ....................................          21,601
                                                            ------------
    Net realized loss ..................................      (1,201,786)
                                                            ------------
   Change in unrealized appreciation (depreciation) on:
   Securities ..........................................       5,778,015
   Future contracts ....................................         (43,495)
                                                            ------------
    Net change in unrealized appreciation ..............       5,734,520
                                                            ------------
 NET REALIZED AND UNREALIZED GAIN ......................       4,532,734
                                                            ------------
 NET INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS ............................................    $  4,761,220
                                                            ============


                                                                                          SIX MONTHS ENDED
                                                                                           JUNE 30, 2001         YEAR ENDED
                                                                                            (UNAUDITED)       DECEMBER 31, 2000
STATEMENT OF CHANGES IN NET ASSETS                                                       -----------------   ------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income ...............................................................     $     228,486       $     537,781
 Net realized gain (loss) on investments .............................................        (1,201,786)          8,338,883
 Net change in unrealized appreciation (depreciation) on investments and foreign               5,734,520         (12,310,642)
                                                                                           -------------       -------------
  currencies
 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .....................         4,761,220          (3,433,978)
                                                                                           -------------       -------------
DIVIDENDS AND DISTRIBUTIONS:
 CLASS IB
 Dividends from net investment income ................................................                --            (521,194)
 Distributions from net realized capital gains .......................................          (154,273)         (8,867,907)
                                                                                           -------------       -------------
 TOTAL DIVIDENDS AND DISTRIBUTIONS ...................................................          (154,273)         (9,389,101)
                                                                                           -------------       -------------
CAPITAL SHARES TRANSACTIONS (NOTE 1):
 CLASS IB
 Capital shares sold [ 2,447,075 and 4,924,560 shares, respectively ] ................        22,117,438          54,048,590
 Capital shares issued in reinvestment of dividends and distributions [ 16,860 and
  1,106,990 shares, respectively ] ...................................................           154,273           9,389,101
 Capital shares repurchased [ (2,115,614) and (3,498,948) shares, respectively ] .....       (18,990,948)        (37,798,134)
                                                                                           -------------       -------------
 NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARES TRANSACTIONS ...............         3,280,763          25,639,557
                                                                                           -------------       -------------
TOTAL INCREASE IN NET ASSETS .........................................................         7,887,710          12,816,478
NET ASSETS:
 Beginning of period .................................................................        72,747,392          59,930,914
                                                                                           -------------       -------------
 End of period (a) ...................................................................     $  80,635,102       $  72,747,392
                                                                                           =============       =============
----------
 (a) Includes accumulated undistributed net investment income of: ....................     $     269,996       $      41,510
                                                                                           -------------       -------------

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO


--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2001 (UNAUDITED)

 ASSETS
   Investments at value (Cost $226,093,250) (Note 1)............    $ 187,812,941
   Cash (Foreign cash $1,293,599)...............................       13,454,832
   Short-term investments held as collateral for loaned
    securities .................................................       31,049,223
   Receivable for securities sold ..............................          990,365
   Dividends, interest and other receivables ...................          307,889
   Deferred organizational costs (Note 1) ......................            5,262
   Other assets ................................................           43,111
                                                                    -------------
    Total assets ...............................................      233,663,623
                                                                    -------------
 LIABILITIES
   Collateral held for loaned securities .......................       31,049,223
   Payable for securities purchased ............................          427,329
   Investment management/advisory fees payable .................          128,062
   Recoupment fees payable .....................................           84,446
   Distribution fees payable ...................................           40,512
   Trustees' fees payable ......................................            1,804
   Accrued expenses (Note 1) ...................................           41,217
                                                                    -------------
    Total liabilities ..........................................       31,772,593
                                                                    -------------
 NET ASSETS ....................................................    $ 201,891,030
                                                                    =============
   Net assets were comprised of:
   Paid in capital .............................................    $ 245,455,954
   Accumulated undistributed net investment income .............          833,423
   Accumulated undistributed net realized loss .................       (6,073,414)
   Unrealized depreciation on investments and foreign
    currencies .................................................      (38,324,933)
                                                                    -------------
    Net assets, June 30, 2001 ..................................    $ 201,891,030
                                                                    =============
 CLASS IB
   Net asset value, offering and redemption price per
    share,$201,891,030 / 22,456,993 shares outstanding
    (unlimited amount authorized: $0.01 par value) (Note 1).....    $        8.99
                                                                    =============

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)

 INVESTMENT INCOME
   Dividends (net of $275,715 foreign withholding tax) ..     $   2,003,117
   Interest .............................................           215,963
   Securities lending (net) .............................            51,666
                                                              -------------
    Total income ........................................         2,270,746
                                                              -------------
 EXPENSES (NOTES 1,2,3,4, AND 7)
   Investment management fee ............................           793,635
   Distribution fees--Class IB ..........................           264,545
   Recoupment fees ......................................           151,325
   Administrative fees ..................................            64,385
   Printing and mailing expenses ........................            21,009
   Custodian fees .......................................            18,960
   Professional fees ....................................             5,381
   Amortization of deferred organizational expense ......             3,115
   Trustees' fees .......................................             1,153
   Miscellaneous ........................................               858
                                                              -------------
    Total expenses ......................................         1,324,366
                                                              -------------
 NET INVESTMENT INCOME ..................................           946,380
                                                              -------------
 REALIZED AND UNREALIZED LOSS (NOTE 1)
   Realized loss on:
   Securities ...........................................        (3,962,759)
   Foreign currency transactions ........................          (197,667)
                                                              -------------
    Net realized loss ...................................        (4,160,426)
                                                              -------------
   Change in unrealized depreciation on:
   Securities ...........................................       (32,705,601)
   Foreign currency translations ........................           (45,708)
                                                              -------------
    Net change in unrealized depreciation ...............       (32,751,309)
                                                              -------------
 NET REALIZED AND UNREALIZED LOSS .......................       (36,911,735)
                                                              -------------
 NET DECREASE IN NET ASSETS RESULTING FROM
 OPERATIONS .............................................     $ (35,965,355)
                                                              =============


                                                                                            SIX MONTHS ENDED
                                                                                             JUNE 30, 2001       YEAR ENDED
                                                                                              (UNAUDITED)     DECEMBER 31, 2000
STATEMENT OF CHANGES IN NET ASSETS                                                         ----------------- ------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income ...................................................................  $      946,380     $      185,225
 Net realized gain (loss) on investments .................................................      (4,160,426)        16,541,385
 Net change in unrealized depreciation on investments and foreign currencies .............     (32,751,309)       (60,988,560)
                                                                                            --------------     --------------
 NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ....................................     (35,965,355)       (44,261,950)
                                                                                            --------------     --------------
DIVIDENDS AND DISTRIBUTIONS:
 CLASS IB
 Dividends from net investment income ....................................................              --            (68,264)
 Distributions from net realized capital gains ...........................................         (42,135)       (16,941,648)
 Dividends in excess of net investment income ............................................              --         (1,870,853)
                                                                                            --------------     --------------
 TOTAL DIVIDENDS AND DISTRIBUTIONS .......................................................         (42,135)       (18,880,765)
                                                                                            --------------     --------------
CAPITAL SHARES TRANSACTIONS (NOTE 1):
 CLASS IB
 Capital shares sold [ 22,011,096 and 48,188,449 shares, respectively ] ..................     214,707,702        641,929,634
 Capital shares issued in reinvestment of dividends and distributions [ 4,348 and
  1,815,117 shares, respectively ] .......................................................          42,135         18,880,765
 Capital shares repurchased [ (20,458,588) and (44,011,162) shares, respectively ] .......    (200,482,791)      (588,934,999)
                                                                                            --------------     --------------
 NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARES TRANSACTIONS ...................      14,267,046         71,875,400
                                                                                            --------------     --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ..................................................     (21,740,444)         8,732,685

NET ASSETS:
 Beginning of period .....................................................................     223,631,474        214,898,789
                                                                                            --------------     --------------
 End of period (a) .......................................................................  $  201,891,030     $  223,631,474
                                                                                            ==============     ==============
----------
 (a) Includes accumulated undistributed (overdistributed) net investment income of: ......  $      833,423     $     (112,957)
                                                                                            --------------     --------------

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/AGGRESSIVE STOCK PORTFOLIO(d)(f):
FINANCIAL HIGHLIGHTS



                                                                       CLASS IA
                         -----------------------------------------------------------------------------------------------------
                                SIX MONTHS
                                  ENDED                                     YEAR ENDED DECEMBER 31,
                                 JUNE 30,        -----------------------------------------------------------------------------
                                   2001
                               (UNAUDITED)              2000            1999           1998           1997           1996
                         ----------------------- ----------------- -------------- -------------- -------------- --------------
Net asset value,
 beginning of
 period ................       $  30.61              $  38.01        $   34.15      $   36.22      $   35.85      $   35.68
                               --------              --------        ---------      ---------      ---------      ---------
 INCOME FROM
  INVESTMENT
  OPERATIONS:
 Net investment
  income (loss) ........          0.12                  0.12              0.12           0.09           0.04           0.09
 Net realized and
  unrealized gain
  (loss) on
  investments ..........         (4.95)                (5.00)             6.22          (0.28)         3.71           7.52
                               --------              --------        ---------      ----------     ---------      ---------
 Total from
  investment
  operations ...........         (4.83)                (4.88)             6.34          (0.19)         3.75           7.61
                               --------              --------        ---------      ----------     ---------      ---------
 LESS DISTRIBUTIONS:
 Dividends from
  net investment
  income ...............            --                 (0.13)            (0.12)         (0.16)        (0.05)           (0.09)
 Dividends in
  excess of net
  investment
  income ...............            --                    --                 --             --             --             --
 Distributions from
  realized gains .......         (0.03)                (2.39)            (2.36)         (1.72)        (3.33)           (7.33)
 Distributions in
  excess of
  realized gains .......            --                    --                 --             --             --          (0.02)
                               --------              --------        ----------     ----------     ----------     ----------
 Total dividends
  and
  distributions.........         (0.03)                (2.52)            (2.48)         (1.88)        (3.38)           (7.44)
                               --------              --------        ----------     ----------     ----------     ----------
Net asset value, end
of period ..............       $  25.75              $  30.61        $   38.01      $   34.15      $   36.22      $    35.85
                               ========              ========        ==========     ==========     ==========     ==========
Total return ...........        (15.78)%(b)           (13.13)%           18.84%          0.29%         10.94%          22.20%
                               ========              ========        =========      =========      =========      ==========
RATIOS/SUPPLEMENTAL
 DATA:
Net assets, end of
period (000's) .........    $2,643,955            $3,285,884        $4,368,877     $4,346,907     $4,589,771     $3,865,256
Ratio of expenses to
 average net assets.....          0.69%(a)(c)           0.65%(c)          0.56%          0.56%          0.54%          0.48%
Ratio of net
investment income
 (loss) to average
 net assets ............         0.86%(a)(c)            0.35%(c)          0.33%          0.24%          0.11%          0.24%
Portfolio turnover
rate ...................          130%                   151%               87%           105%           123%           108%



                                                                    CLASS IB
                         ----------------------------------------------------------------------------------------------
                                SIX MONTHS
                                  ENDED                                                                  OCTOBER 2,
                                 JUNE 30,                      YEAR ENDED DECEMBER 31,                    1996* TO
                                   2001          ---------------------------------------------------     DECEMBER 31,
                               (UNAUDITED)            2000         1999         1998         1997           1996
                         ----------------------- ------------- ------------ ------------ ----------- ------------------
Net asset value,
 beginning of
 period ................     $      30.46          $  37.83      $ 34.01      $ 36.13      $ 35.83      $    37.28
                             ------------          --------      -------      -------      -------      ----------
 INCOME FROM
  INVESTMENT
  OPERATIONS:
 Net investment
  income (loss) ........             0.08             0.06          0.03         0.01        (0.11)          (0.01)
 Net realized and
  unrealized gain
  (loss) on
  investments ..........            (4.91)           (4.99)         6.20        ( 0.29)       3.77            0.85
                             ------------          -------       -------      --------     -------      ----------
 Total from
  investment
  operations ...........            (4.83)           (4.93)         6.23        ( 0.28)       3.66            0.84
                             ------------          -------       -------      --------     -------      ----------
 LESS DISTRIBUTIONS:
 Dividends from
  net investment
  income ...............               --            (0.05)        (0.05)      ( 0.12)      (0.03)              --
 Dividends in
  excess of net
  investment
  income ...............               --               --            --           --          --            (0.02)
 Distributions from
  realized gains .......            (0.03)           (2.39)        (2.36)      ( 1.72)      (3.33)           (0.23)
 Distributions in
  excess of
  realized gains .......               --               --            --           --          --            (2.04)
                             ------------          -------       -------      --------     -------      ----------
 Total dividends
  and
  distributions.........            (0.03)           (2.44)         (2.41)      ( 1.84)      (3.36)          (2.29)
                             ------------          -------       --------     --------     -------      ----------
Net asset value, end
of period ..............     $      25.60          $  30.46      $  37.83      $ 34.01     $ 36.13      $    35.83
                             ============          ========      ========     ========     =======      ==========
Total return ...........           (15.86)%(b)      (13.35)%        18.55%        0.05%      10.66%           2.32%(b)
                             ============          ========      ========     ========     =======      ==========
RATIOS/SUPPLEMENTAL
 DATA:
Net assets, end of
period (000's) .........     $    251,925          $267,858      $233,265     $153,782     $73,486      $      613
Ratio of expenses to
 average net assets.....             0.94%(a)(c)       0.90%(c)      0.81%        0.82%       0.81%           0.73%(a)
Ratio of net
investment income
 (loss) to average
 net assets ............             0.61%(a)(c)       0.10%(c)      0.07%        0.02%      (0.28)%         (0.10)%(a)
Portfolio turnover
rate ...................              130%              151%           87%         105%        123%            108%

EQ ADVISORS TRUST
EQ/ALLIANCE COMMON STOCK PORTFOLIO(d)(e):
FINANCIAL HIGHLIGHTS -- (Continued)



                                                                       CLASS IA
                         -----------------------------------------------------------------------------------------------------
                               SIX MONTHS
                                  ENDED                                    YEAR ENDED DECEMBER 31,
                                JUNE 30,        ------------------------------------------------------------------------------
                                  2001
                               (UNAUDITED)            2000             1999            1998           1997           1996
                         ---------------------- ---------------- --------------- --------------- -------------- --------------
Net asset value,
 beginning of
 period ................      $   17.98          $    26.17      $    24.35      $    21.61      $   18.23      $   16.48
                              ---------          ----------      ----------      ----------      ---------      ---------
 INCOME FROM
  INVESTMENT
  OPERATIONS:
 Net investment
  income ...............           0.07                0.15            0.17            0.18           0.14           0.15
 Net realized and
  unrealized gain
  (loss) on
  investments and
  foreign currency
  transactions .........          (0.36)              (3.82)           5.84            5.99           5.12           3.73
                               --------            --------        ----------      ----------     ---------      ---------
 Total from
  investment
  operations ...........         (0.29)               (3.67)           6.01            6.17           5.26           3.88
                               -------             --------      ----------      ----------      ---------      ---------
 LESS DISTRIBUTIONS:
 Dividends from net
  investment
  income ...............        (0.01)                (0.15)          (0.16)          (0.15)         (0.11)         (0.15)
 Dividends in excess
  of net investment
  income ...............           --                    --              --              --             --             --
 Distributions from
  realized gains .......        (0.32)                (4.37)          (4.03)          (3.28)         (1.77)         (1.76)
 Distributions in
  excess of realized
  gains ................           --                    --              --              --             --          (0.22)
                              -------             ---------       ---------       ---------       --------     ---------
 Total dividends and
  distributions ........        (0.33)                (4.52)         (4.19)          (3.43)         (1.88)         (2.13)
                              -------             ---------       --------        ---------       --------     ---------
Net asset value, end
of period ..............      $ 17.36             $   17.98       $   26.17      $    24.35       $  21.61     $   18.23
                              =======             =========       =========      ===========      ========     =========
Total return ...........        (1.68)%(b)           (14.03)%         25.19%          29.39%         29.40%         24.28%
                              =======             =========       =========    ===========        ========     ==========
RATIOS/SUPPLEMENTAL
 DATA:
Net assets, end of
period (000's) .........   $11,125,923          $11,797,888     $14,951,495     $12,061,977     $9,331,994     $6,625,390
Ratio of expenses to
 average net assets.....          0.53%(a)             0.47%           0.38%           0.39%          0.39%          0.38%
Ratio of net
investment income to
average net assets .....          0.80%(a)              0.61%          0.65%           0.75%          0.69%          0.85%
Portfolio turnover
rate ...................            20%                   43%            57%             46%            52%            55%



                                                                     CLASS IB
                         -------------------------------------------------------------------------------------------------
                               SIX MONTHS
                                 ENDED                                                                      OCTOBER 2,*
                                JUNE 30,                       YEAR ENDED DECEMBER 31,                        1996 TO
                                  2001         --------------------------------------------------------     DECEMBER 31,
                              (UNAUDITED)            2000           1999          1998         1997            1996
                         --------------------- --------------- -------------- ------------ ------------ ------------------
Net asset value,
 beginning of
 period ................      $   17.88           $   26.05      $   24.30      $ 21.58      $ 18.22       $    17.90
                              ----------          ---------      ---------      -------      -------       ----------
 INCOME FROM
  INVESTMENT
  OPERATIONS:
 Net investment
  income ...............           0.05                0.08           0.10         0.10         0.10             0.02
 Net realized and
  unrealized gain
  (loss) on
  investments and
  foreign currency
  transactions .........          (0.36)             (3.78)           5.82         6.00         5.11             1.52
                              ---------          ---------       ---------      -------      -------       ----------
 Total from
  investment
  operations ...........         (0.31)              (3.70)           5.92         6.10         5.21             1.54
                              --------           ---------       ---------      -------      -------       ----------
 LESS DISTRIBUTIONS:
 Dividends from net
  investment
  income ...............         (0.01)             (0.10)           (0.14)       (0.10)       (0.08)             --
 Dividends in excess
  of net investment
  income ...............             --                --               --           --           --           (0.03)
 Distributions from
  realized gains .......         (0.32)             (4.37)           (4.03)       (3.28)       (1.77)          (0.16)
 Distributions in
  excess of realized
  gains ................             --                --               --           --           --           (1.03)
                              ---------          --------        ---------      -------     --------      ----------
 Total dividends and
  distributions ........         (0.33)             (4.47)           (4.17)       (3.38)       (1.85)          (1.22)
                              --------           --------         --------      -------      -------      ----------
Net asset value, end
of period ..............      $  17.24            $ 17.88         $  26.05       $24.30      $ 21.58       $    18.22
                              ========           ========         ========      =======      =======       ==========
Total return ...........         (1.80)%(b)        (14.25)%          24.88%       29.06%       29.07%           8.49%(b)
                              =========          ========         ========      =======      =======      ==========
RATIOS/SUPPLEMENTAL
 DATA:
Net assets, end of
period (000's) .........    $1,975,340         $1,918,284       $1,642,066     $834,144     $228,780      $    1,244
Ratio of expenses to
 average net assets.....          0.78%(a)           0.72%            0.63%        0.64%        0.64%           0.63% (a)
Ratio of net
investment income to
average net assets .....          0.56%(a)           0.35%            0.39%        0.44%        0.46%           0.61% (a)
Portfolio turnover
rate ...................            20%                43%              57%          46%          52%             55%

EQ ADVISORS TRUST
EQ/ALLIANCE GLOBAL PORTFOLIO (d)(e):
FINANCIAL HIGHLIGHTS -- (Continued)


                                                                           CLASS IA
                              --------------------------------------------------------------------------------------------------
                                   SIX MONTHS
                                      ENDED                                   YEAR ENDED DECEMBER 31,
                                    JUNE 30,       -----------------------------------------------------------------------------
                                      2001
                                   (UNAUDITED)             2000             1999           1998           1997          1996
                              -------------------- ------------------- -------------- -------------- -------------- ------------
Net asset value,
  beginning of period .......    $     18.50          $     25.16        $   19.46      $   17.29      $   16.92      $ 15.74
                                 -----------          -----------        ---------      ---------      ---------      -------
  INCOME FROM
    INVESTMENT
    OPERATIONS:
  Net investment
    income (loss) ...........           0.02                (0.01)            0.10           0.14           0.17         0.21
  Net realized and
    unrealized gain
    (loss) on
    investments and
    foreign currency
    transactions ............          (2.59)               (4.44)            7.25           3.56           1.75         2.05
                                 -----------          -----------        ---------      ---------      ---------      -------
  Total from investment
    operations ..............          (2.57)               (4.45)            7.35           3.70           1.92         2.26
                                 -----------          -----------        ---------      ---------      ---------      -------
  LESS DISTRIBUTIONS:
  Dividends from net
    investment income........             --                (0.04)           (0.02)         (0.22)         (0.36)       (0.21)
  Dividends in excess of
    net investment
    income ..................             --                   --               --             --             --        (0.08)
  Distributions from
    realized gains ..........          (0.01)               (2.17)           (1.63)         (1.31)         (1.19)       (0.79)
  Distributions in excess
    of realized gains .......             --                   --               --             --             --           --
                                 -----------          -----------        ----------     ----------     ----------     --------
  Total dividends and
    distributions ...........          (0.01)               (2.21)           (1.65)         (1.53)         (1.55)       (1.08)
                                 -----------          -----------        ----------     ----------     ----------     --------
Net asset value, end of
   period ...................    $     15.92          $     18.50        $   25.16     $    19.46     $    17.29      $ 16.92
                                 ===========          ===========        ==========     ==========     ==========     ========
Total return ................         (13.91)%(b)          (18.66)%          38.53%         21.80%         11.66%       14.60%
                                 ===========          ===========        ==========     ==========     ==========     ========
RATIOS/SUPPLEMENTAL
   DATA:
Net assets, end of period
   (000's) ..................    $ 1,288,553          $ 1,528,794        $1,869,185    $1,360,220     $1,203,867     $997,041
Ratio of expenses to
   average net assets .......           0.81%(a)             0.78%(c)          0.70%         0.71%          0.69%        0.60%
Ratio of net investment
   income (loss) to
   average net assets .......           0.30%(a)            (0.03)%(c)         0.45%         0.72%          0.97%        1.28%
Portfolio turnover rate .....             21%                  53%               93%          105%            57%          59%



                                                                        CLASS IB
                              ---------------------------------------------------------------------------------------------
                                   SIX MONTHS                                                                 OCTOBER 2,
                                     ENDED                                                                     1996* TO
                                    JUNE 30,                      YEAR ENDED DECEMBER 31,                      DECEMBER
                                      2001        --------------------------------------------------------        31,
                                  (UNAUDITED)             2000            1999         1998        1997          1996
                              ------------------- ------------------- ------------ ----------- ----------- ----------------
Net asset value,
  beginning of period .......    $     18.36         $     25.05        $ 19.41     $ 17.27     $ 16.91       $   16.57
                                 -----------         -----------        -------      -------     -------      ---------
  INCOME FROM
    INVESTMENT
    OPERATIONS:
  Net investment
    income (loss) ...........           0.01               (0.01)          0.03        0.08        0.12            0.02
  Net realized and
    unrealized gain
    (loss) on
    investments and
    foreign currency
    transactions ............          (2.58)              (4.47)          7.24        3.56        1.76            0.81
                                 -----------         -----------        -------      -------     -------      ---------
  Total from investment
    operations ..............          (2.57)              (4.48)          7.27        3.64        1.88            0.83
                                 -----------         -----------        -------      -------     -------      ---------
  LESS DISTRIBUTIONS:
  Dividends from net
    investment income........             --               (0.04)             --      (0.19)      (0.33)            --
  Dividends in excess of
    net investment
    income ..................             --                  --              --         --          --           (0.11)
  Distributions from
    realized gains ..........          (0.01)              (2.17)          (1.63)     (1.31)      (1.19)          (0.10)
  Distributions in excess
    of realized gains .......             --                  --              --          --          --          (0.28)
                                 -----------         -----------        --------     -------     -------      ---------
  Total dividends and
    distributions ...........          (0.01)              (2.21)          (1.63)     (1.50)      (1.52)          (0.49)
                                 -----------         -----------        --------     -------     -------      ---------
Net asset value, end of
   period ...................    $     15.78         $     18.36        $  25.05    $ 19.41     $ 17.27       $   16.91
                                 ===========         ===========        ========     =======     =======      =========
Total return ................         (14.02)%(b)         (18.86)%         38.17%     21.50%      11.38%           4.98%(b)
                                 ===========         ===========        ========     =======     =======      =========
RATIOS/SUPPLEMENTAL
   DATA:
Net assets, end of period
   (000's) ..................    $   196,699         $   198,482        $121,052    $47,982     $21,520       $     290
Ratio of expenses to
   average net assets .......           1.06%(a)            1.03%(c)        0.95%      0.96%       0.97%           0.86%(a)
Ratio of net investment
   income (loss) to
   average net assets .......           0.05%(a)           (0.28)%(c)       0.16%      0.41%       0.67%           0.48%(a)
Portfolio turnover rate .....             21%                 53%             93%       105%         57%             59%

EQ ADVISORS TRUST
EQ/ALLIANCE GROWTH AND INCOME PORTFOLIO(d)(e):
FINANCIAL HIGHLIGHTS -- (Continued)



                                                                            CLASS IA
                                    -----------------------------------------------------------------------------------------
                                         SIX MONTHS
                                            ENDED                              YEAR ENDED DECEMBER 31,
                                          JUNE 30,       --------------------------------------------------------------------
                                            2001
                                         (UNAUDITED)          2000           1999          1998         1997         1996
                                    -------------------- -------------- -------------- ------------ ------------ ------------
Net asset value, beginning of
 period ...........................        $    17.70     $    18.24      $   16.99     $  15.38      $ 13.01      $ 11.70
                                           ----------      ---------      ---------      -------      -------      -------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income ............              0.08           0.17           0.06         0.06         0.15         0.24
 Net realized and unrealized
  gain on investments .............              0.50           1.35           3.05         3.08         3.30         2.05
                                           ----------      ---------      ---------      -------      -------      -------
 Total from investment
  operations ......................              0.58           1.52           3.11         3.14         3.45         2.29
                                           ----------      ---------      ---------      -------      -------      -------
 LESS DISTRIBUTIONS:
 Dividends from net
  investment income ...............               --#         (0.16)         (0.05)       (0.05)       (0.15)       (0.23)
 Distributions from realized
  gains ...........................               --           (1.90)         (1.81)       (1.48)       (0.93)       (0.75)
                                    -----------------      ----------     ----------     --------     --------     --------
 Total dividends and
  distributions ...................               --           (2.06)         (1.86)       (1.53)       (1.08)       (0.98)
                                    -----------------      ----------     ----------     --------     --------     --------
Net asset value, end of period.....        $    18.28     $    17.70      $   18.24     $  16.99      $ 15.38      $ 13.01
                                    =================      ==========     ==========     ========     ========     ========
Total return ......................              3.29%(b)       8.95%         18.66%       20.86%       26.90%       20.09%
                                    =================      ==========     ==========     ========     ========     ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
 (000's) ..........................      $1,602,722       $1,418,245     $1,241,619     $877,744     $555,059     $232,080
Ratio of expenses to average
net assets ........................           0.65%(a)          0.61%          0.57%        0.58%        0.58%        0.58%
Ratio of net investment
income to average net assets ......           1.01%(a)          0.92%          0.33%        0.38%        0.99%        1.94%
Portfolio turnover rate ...........             46%               57%            70%          74%          79%          88%




                                                                     CLASS IB
                                    ---------------------------------------------------------------------------
                                        SIX MONTHS
                                           ENDED                                                   MAY 1,*
                                         JUNE 30,             YEAR ENDED DECEMBER 31,              1997 TO
                                           2001        --------------------------------------    DECEMBER 31,
                                        (UNAUDITED)        2000         1999         1998           1997
                                    ------------------ ------------ ------------ ------------ ----------------
Net asset value, beginning of
 period ...........................      $  17.61       $  18.16     $  16.95     $  15.36       $   13.42
                                         --------        -------      -------      -------       ---------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income ............          0.06           0.13         0.01         0.03            0.05
 Net realized and unrealized
  gain on investments .............          0.50           1.34         3.04         3.07            2.91
                                         --------        -------      -------      -------       ---------
 Total from investment
  operations ......................          0.56           1.47         3.05         3.10            2.96
                                         --------        -------      -------      -------       ---------
 LESS DISTRIBUTIONS:
 Dividends from net
  investment income ...............            --#         (0.12)       (0.03)       (0.03)          (0.09)
 Distributions from realized
  gains ...........................            --          (1.90)       (1.81)       (1.48)          (0.93)
                                         --------        --------     --------     --------      ---------
 Total dividends and
  distributions ...................           --           (2.02)       (1.84)       (1.51)          (1.02)
                                         --------        --------     --------     --------      ---------
Net asset value, end of period.....      $  18.17       $  17.61     $  18.16     $  16.95       $   15.36
                                         ========        ========     ========     ========      =========
Total return ......................          3.19%(b)       8.68%       18.37%       20.56%          22.41%(b)
                                         ========        ========     ========     ========      =========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
 (000's) ..........................      $600,718       $464,600     $261,663     $120,558       $ 32,697
Ratio of expenses to average
net assets ........................          0.90%(a)       0.86%        0.82%        0.83%          0.83%(a)
Ratio of net investment
income to average net assets ......          0.76%(a)       0.71%        0.06%        0.17%          0.43%(a)
Portfolio turnover rate ...........            46%            57%          70%          74%            79%

EQ ADVISORS TRUST
EQ/ALLIANCE GROWTH INVESTORS PORTFOLIO(d)(e):
FINANCIAL HIGHLIGHTS -- (Continued)



                                                                          CLASS IA
                            ----------------------------------------------------------------------------------------------------
                                  SIX MONTHS
                                    ENDED                                    YEAR ENDED DECEMBER 31,
                                   JUNE 30,       ------------------------------------------------------------------------------
                                     2001
                                 (UNAUDITED)            2000             1999            1998           1997           1996
                            --------------------- --------------- ----------------- -------------- -------------- --------------
Net asset value,
 beginning of period.......     $    19.17          $    22.57      $    19.87       $    18.55     $    17.20     $    17.68
                                 ----------          ---------        --------        ---------      ---------      ---------
 INCOME FROM
  INVESTMENT
  OPERATIONS:
 Net investment
  income ..................           0.20                0.42            0.37             0.41           0.41           0.40
 Net realized and
  unrealized gain
  (loss) on
  investments and
  foreign currency
  transactions ............          (1.52)              (1.99)           4.83             3.03           2.43           1.66
                                 ----------          ---------        --------        ---------      ---------      ---------
 Total from
  investment
  operations ..............          (1.32)              (1.57)           5.20             3.44           2.84           2.06
                                 ----------          ---------        --------        ---------      ---------      ---------
 LESS DISTRIBUTIONS:
 Dividends from net
  investment
  income ..................             --               (0.40)          (0.35)           (0.41)         (0.46)         (0.40)
 Dividends in excess
  of net investment
  income ..................             --                  --              --               --             --          (0.03)
 Distributions from
  realized gains ..........             --               (1.43)          (2.15)           (1.71)         (1.03)         (2.10)
 Distributions in
  excess of realized
  gains ...................             --                  --              --               --             --          (0.01)
                                 ----------          ---------        --------        ----------     ----------     ----------
 Total dividends and
  distributions ...........             --               (1.83)          (2.50)           (2.12)         (1.49)         (2.54)
                                 ----------          ---------        --------        ----------     ----------     ----------
Net asset value, end of
 period ...................     $    17.85          $    19.17      $    22.57       $    19.87     $    18.55     $    17.20
                                 ==========          =========        ========        ==========     ==========     ==========
Total return ..............          (6.89)%(b)          (6.71)%         26.58%           19.13%         16.87%         12.61%
                                 ==========          =========        ========        ==========     ==========     ==========
RATIOS/SUPPLEMENTAL
 DATA:
Net assets, end of
period (000's) ............     $2,051,910          $2,293,353      $2,495,787       $1,963,074     $1,630,389     $1,301,643
Ratio of expenses to
 average net assets .......           0.64%(a)            0.60%           0.53%(d)         0.55%          0.57%          0.57%
Ratio of net
investment income to
average net assets ........           2.11%(a)            1.89%           1.71%(d)         2.10%          2.18%          2.31%
Portfolio turnover
rate ......................             45%                 80%             98%             102%           121%           190%



                                                                   CLASS IB
                            --------------------------------------------------------------------------------------
                                SIX MONTHS
                                   ENDED                                                             OCTOBER 2,*
                                 JUNE 30,                   YEAR ENDED DECEMBER 31,                    1996 TO
                                   2001        --------------------------------------------------    DECEMBER 31,
                                (UNAUDITED)         2000         1999         1998        1997          1996
                            ------------------ ------------- ------------ ----------- ----------- ----------------
Net asset value,
 beginning of period.......    $    19.10         $ 22.51      $ 19.84     $  18.52    $ 17.19      $  16.78
                               ----------         -------      -------      -------     -------      -------
 INCOME FROM
  INVESTMENT
  OPERATIONS:
 Net investment
  income ..................          0.17            0.36         0.31        0.36        0.36          0.07
 Net realized and
  unrealized gain
  (loss) on
  investments and
  foreign currency
  transactions ............         (1.50)          (1.99)        4.82        3.03        2.43          0.71
                               ----------         -------      -------      -------     -------      -------
 Total from
  investment
  operations ..............         (1.33)          (1.63)        5.13        3.39        2.79          0.78
                               ----------         -------      -------      -------     -------      -------
 LESS DISTRIBUTIONS:
 Dividends from net
  investment
  income ..................            --           (0.35)       (0.31)      (0.36)      (0.43)        (0.02)
 Dividends in excess
  of net investment
  income ..................            --              --           --          --          --         (0.09)
 Distributions from
  realized gains ..........            --           (1.43)       (2.15)      (1.71)      (1.03)        (0.02)
 Distributions in
  excess of realized
  gains ...................            --              --           --          --          --         (0.24)
                               ----------         -------      --------     -------     -------      -------
 Total dividends and
  distributions ...........            --           (1.78)       (2.46)      (2.07)      (1.46)        (0.37)
                               ----------         -------      --------     -------     -------      -------
Net asset value, end of
 period ...................    $    17.77        $  19.10     $  22.51     $ 19.84     $ 18.52      $  17.19
                               ==========         =======      ========     =======     =======      =======
Total return ..............        ( 7.02)%(b)      (6.94)%      26.27%      18.83%      16.58%         4.64%(b)
                               ==========         =======      ========     =======     =======      =======
RATIOS/SUPPLEMENTAL
 DATA:
Net assets, end of
period (000's) ............    $  338,307        $326,220     $202,850     $92,027     $35,730      $    472
Ratio of expenses to
 average net assets .......          0.89%(a)        0.85%        0.78%       0.80%       0.82%         0.84%(a)
Ratio of net
investment income to
average net assets ........          1.87%(a)        1.64%        1.44%       1.85%       1.88%         1.69%(a)
Portfolio turnover
rate ......................            45%             80%          98%        102%        121%          190%

EQ ADVISORS TRUST
EQ/ALLIANCE HIGH YIELD PORTFOLIO(d)(e):
FINANCIAL HIGHLIGHTS -- (Continued)



                                                                          CLASS IA
                                    ------------------------------------------------------------------------------------
                                        SIX MONTHS
                                           ENDED                            YEAR ENDED DECEMBER 31,
                                         JUNE 30,      -----------------------------------------------------------------
                                           2001
                                        (UNAUDITED)        2000         1999          1998         1997         1996
                                    ------------------ ------------ ------------ ------------- ------------ ------------
Net asset value, beginning of
 period ...........................    $     6.00       $   7.43     $   8.71      $  10.41     $   10.02     $   9.64
                                       ----------        -------      -------       -------       -------      -------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income ............          0.31           0.76         0.90          1.07          1.04         1.02
 Net realized and unrealized
  gain (loss) on investments
  and foreign currency
  transactions ....................         (0.32)         (1.40)       (1.19)        (1.56)         0.75         1.07
                                       ----------        -------      -------       -------       -------      -------
 Total from investment
  operations ......................         (0.01)         (0.64)       (0.29)        (0.49)         1.79         2.09
                                       ----------        -------      -------       -------       -------      -------
 LESS DISTRIBUTIONS:
 Dividends from net
  investment income ...............         (0.01)         (0.79)       (0.96)        (1.03)        (0.97)       (0.98)
 Dividends in excess of net
  investment income ...............            --             --           --            --            --        (0.03)
 Distributions from realized
  gains ...........................            --             --        (0.01)        (0.18)        (0.43)       (0.70)
 Distributions in excess of
  realized gains ..................            --             --           --            --            --           --
 Tax return of capital
  distributions ...................            --             --        (0.02)           --            --           --
                                       ----------        -------      -------       -------       --------     --------
 Total dividends and
  distributions ...................         (0.01)         (0.79)       (0.99)        (1.21)        (1.40)       (1.71)
                                       ----------        -------      -------       -------       --------     --------
Net asset value, end of period.....    $     5.98       $   6.00     $   7.43      $   8.71     $   10.41     $  10.02
                                       ==========        =======      =======       =======       ========     ========
Total return ......................         (0.21)%(b)     (8.65)%      (3.35)%       (5.15)%       18.48%       22.89%
                                       ==========        =======      =======       =======       ========     ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000's) ...........................    $  260,936       $263,012     $336,292      $405,308     $355,473      $199,360
Ratio of expenses to average
net assets ........................          0.68%(a)       0.67%        0.63%         0.63%         0.62%        0.59%
Ratio of net investment
income to average net assets ......         10.02%(a)      10.54%       10.53%        10.67%         9.82%        9.93%
Portfolio turnover rate ...........            56%            87%         178%          181%          390%         485%



                                                                            CLASS IB
                                    -----------------------------------------------------------------------------------------
                                        SIX MONTHS
                                           ENDED                                                               OCTOBER 2,*
                                         JUNE 30,                    YEAR ENDED DECEMBER 31,                     1996 TO
                                           2001        ---------------------------------------------------    DECEMBER 31,
                                        (UNAUDITED)        2000         1999          1998         1997           1996
                                    ------------------ ------------ ------------ ------------- ----------- ------------------
Net asset value, beginning of
 period ...........................    $     5.97       $   7.40     $   8.69      $  10.39     $  10.01       $   10.25
                                       ----------        -------      -------       -------      -------      ----------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income ............          0.29           0.74         0.87          1.04        1.05             0.19
 Net realized and unrealized
  gain (loss) on investments
  and foreign currency
  transactions ....................         (0.30)         (1.40)       (1.18)        (1.56)       0.71             0.15
                                       ----------        -------      -------       -------      -------      ----------
 Total from investment
  operations ......................         (0.01)         (0.66)       (0.31)        (0.52)       1.76             0.34
                                       ----------        -------      -------       -------      -------      ----------
 LESS DISTRIBUTIONS:
 Dividends from net
  investment income ...............         (0.01)         (0.77)       (0.95)        (1.00)       (0.95)          (0.03)
 Dividends in excess of net
  investment income ...............            --             --           --            --           --           (0.25)
 Distributions from realized
  gains ...........................            --             --        (0.01)        (0.18)       (0.43)          (0.01)
 Distributions in excess of
  realized gains ..................            --             --           --            --           --           (0.29)
 Tax return of capital
  distributions ...................            --             --        (0.02)           --           --              --
                                       ----------        -------      -------       -------      -------      ----------
 Total dividends and
  distributions ...................         (0.01)         (0.77)       (0.98)        (1.18)       (1.38)          (0.58)
                                       ----------        -------      -------       -------      -------      ----------
Net asset value, end of period.....    $     5.95       $   5.97     $   7.40      $   8.69     $  10.39       $   10.01
                                       ==========        =======      =======       =======      =======      ==========
Total return ......................         (0.38)%(b)     (8.90)%      (3.58)%       (5.38)%      18.19%           3.32%(b)
                                       ==========        =======      =======       =======      =======      ==========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000's) ...........................    $  264,582       $230,916     $230,290      $207,042     $66,338        $     685
Ratio of expenses to average
net assets ........................          0.93%(a)       0.92%        0.88%         0.88%        0.88%           0.82%(a)
Ratio of net investment
income to average net assets ......          9.77%(a)      10.28%       10.25%        10.60%        9.76%           8.71%(a)
Portfolio turnover rate ...........            56%            87%         178%          181%         390%            485%

EQ ADVISORS TRUST
EQ/ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES PORTFOLIO(d)(e):
FINANCIAL HIGHLIGHTS -- (Continued)



                                                                       CLASS IA
                                    -------------------------------------------------------------------------------
                                       SIX MONTHS
                                         ENDED                          YEAR ENDED DECEMBER 31,
                                        JUNE 30,    ---------------------------------------------------------------
                                          2001
                                      (UNAUDITED)       2000         1999         1998         1997         1996
                                    --------------- ------------ ------------ ------------ ------------ -----------
Net asset value, beginning of
 period ...........................      $   9.46     $   9.18     $   9.67     $   9.44     $   9.29    $  9.47
                                         --------      -------      -------      -------      -------     ------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income ............         0.24          0.55         0.50         0.50         0.53       0.54
 Net realized and unrealized
  gain (loss) on
  investments .....................         0.09          0.30        (0.49)        0.21         0.13      (0.19)
                                         --------      -------      --------     -------      -------     -------
 Total from investment
  operations ......................         0.33          0.85         0.01         0.71         0.66       0.35
                                         --------      -------      --------     -------      -------     -------
 LESS DISTRIBUTIONS:
 Dividends from net
  investment income ...............           --         (0.56)       (0.50)       (0.48)       (0.51)     (0.53)
 Tax return of capital
  distributions ...................           --         (0.01)          --           --           --         --
                                         --------      --------     --------     --------     --------    -------
 Total dividends and
  distributions ...................           --         (0.57)       (0.50)       (0.48)       (0.51)     (0.53)
                                         --------      --------     --------     --------     --------    -------
Net asset value, end of period.....      $   9.79     $   9.46     $   9.18     $   9.67     $   9.44    $  9.29
                                         ========      ========     ========     ========     ========    =======
Total return ......................          3.49%(b)     9.27%        0.02%        7.74%        7.29%      3.78%
                                         ========      ========     ========     ========     ========    =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000's) ...........................      $182,356     $142,822     $156,864     $153,383     $115,114    $88,384
Ratio of expenses to average
net assets ........................          0.59%(a)     0.58%        0.55%        0.55%        0.55%      0.56%
Ratio of net investment
income to average net assets ......          5.55%(a)     5.83%        5.16%        5.21%        5.61%      5.73%
Portfolio turnover rate ...........           221%         541%         408%         539%         285%       318%




                                                                  CLASS IB
                                    ---------------------------------------------------------------------
                                       SIX MONTHS
                                         ENDED                                               MAY 1,*
                                        JUNE 30,          YEAR ENDED DECEMBER 31,            1997 TO
                                          2001      -----------------------------------   DECEMBER 31,
                                      (UNAUDITED)      2000        1999         1998          1997
                                    --------------- ---------- ------------ ----------- ----------------
Net asset value, beginning of
 period ...........................      $  9.43      $ 9.15     $  9.66     $  9.43       $    9.27
                                         --------     ------      -------     ------       ---------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income ............         0.23        0.52        0.47        0.47            0.32
 Net realized and unrealized
  gain (loss) on
  investments .....................         0.08        0.31       (0.49)       0.22            0.22
                                         --------     ------      -------     ------       ---------
 Total from investment
  operations ......................         0.31        0.83       (0.02)       0.69            0.54
                                         --------     ------      -------     ------       ---------
 LESS DISTRIBUTIONS:
 Dividends from net
  investment income ...............           --       (0.54)      (0.49)      (0.46)          (0.38)
 Tax return of capital
  distributions ...................           --       (0.01)         --          --              --
                                         --------     -------     -------     -------      ---------
 Total dividends and
  distributions ...................           --       (0.55)      (0.49)      (0.46)          (0.38)
                                         --------     -------     -------     -------      ---------
Net asset value, end of period.....      $  9.74      $ 9.43     $  9.15     $  9.66       $    9.43
                                         ========     =======     =======     =======      =========
Total return ......................         3.40%(b)    8.99%      (0.23)%      7.48%           5.83%(b)
                                         ========     =======     =======     =======      =========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000's) ...........................     $111,106     $71,267     $45,911     $30,898       $   5,052
Ratio of expenses to average
net assets ........................         0.84%(a)    0.83%       0.80%       0.80%           0.81%(a)
Ratio of net investment
income to average net assets ......         5.30%(a)    5.55%       4.91%       4.87%           5.15%(a)
Portfolio turnover rate ...........          221%        541%        408%        539%            285%

EQ ADVISORS TRUST
EQ/ALLIANCE INTERNATIONAL PORTFOLIO(d)(e):
FINANCIAL HIGHLIGHTS -- (Continued)



                                                                        CLASS IA
                                    ---------------------------------------------------------------------------------
                                         SIX MONTHS
                                           ENDED                           YEAR ENDED DECEMBER 31,
                                          JUNE 30,      -------------------------------------------------------------
                                            2001
                                        (UNAUDITED)              2000             1999         1998          1997         1996
                                    ------------------- --------------------- ------------ ------------ ------------- ------------
Net asset value, beginning of
 period ...........................      $  10.62           $   15.03          $  11.13     $  10.27     $   11.50     $  10.87
                                         --------           ---------           -------      -------       -------      -------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income
  (loss) ..........................          0.03               (0.01)             0.08         0.09          0.10         0.13
 Net realized and unrealized
  gain (loss) on investments
  and foreign currency
  transactions ....................         (1.88)              (3.33)             4.07         0.97         (0.45)        0.94
                                         --------           ---------           -------      -------       -------      -------
 Total from investment
  operations ......................         (1.85)              (3.34)             4.15         1.06         (0.35)        1.07
                                         --------           ---------           -------      -------       -------      -------
 LESS DISTRIBUTIONS:
 Dividends from net
  investment income ...............           --                (0.05)               --        (0.20)        (0.32)       (0.10)
 Dividends in excess of net
  investment income ...............           --                  --                 --           --            --        (0.09)
 Distributions from realized
  gains ...........................         (0.19)              (1.02)            (0.25)          --         (0.56)       (0.25)
                                         --------           ---------           --------     --------      -------      --------
 Total dividends and
  distributions ...................         (0.19)              (1.07)            (0.25)       (0.20)        (0.88)       (0.44)
                                         --------           ---------           --------     --------      -------      --------
Net asset value, end of period.....      $   8.58           $   10.62          $  15.03     $  11.13     $   10.27     $  11.50
                                         ========           =========           ========     ========      =======      ========
Total return ......................        (17.60)%(b)         (22.77)%           37.31%       10.57 %       (2.98)%       9.82%
                                        =========           =========           ========     ========      =======      ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
 (000's) ..........................      $192,099           $ 228,325          $268,541     $204,767     $ 190,611     $151,907
Ratio of expenses to average
 net assets .......................          0.96%(a)            1.16%(c)          1.08%        1.06%         1.08%        1.06%
Ratio of net investment
 income (loss) to average
 net assets .......................          0.68%(a)           (0.03)%(c)         0.70%        0.81%         0.83%        1.10%
Portfolio turnover rate ...........            24%                 80%              152%          59%           59%          48%



                                                                         CLASS IB
                                    -----------------------------------------------------------------------------------
                                         SIX MONTHS
                                           ENDED                                                          MAY 1,*
                                          JUNE 30,                YEAR ENDED DECEMBER 31,                 1997 TO
                                            2001        -------------------------------------------    DECEMBER 31,
                                        (UNAUDITED)             2000            1999        1998           1997
                                    ------------------- ------------------- ----------- ----------- ------------------
Net asset value, beginning of
 period ...........................      $ 10.55           $     14.96       $ 11.11    $ 10.26        $    11.39
                                         -------           -----------       -------    -------        ----------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income
  (loss) ..........................        0.02                  (0.01)         0.04       0.05              0.02
 Net realized and unrealized
  gain (loss) on investments
  and foreign currency
  transactions ....................       (1.87)                 (3.33)         4.06       0.98             (0.31)
                                         -------           -----------       -------    -------        ----------
 Total from investment
  operations ......................       (1.85)                 (3.34)         4.10       1.03             (0.29)
                                         -------           -----------       -------    -------        ----------
 LESS DISTRIBUTIONS:
 Dividends from net
  investment income ...............          --                  (0.05)           --      (0.18)            (0.28)
 Dividends in excess of net
  investment income ...............          --                     --            --        --                 --
 Distributions from realized
  gains ...........................       (0.19)                 (1.02)        (0.25)       --              (0.56)
                                         -------           -----------       -------    -------        ----------
 Total dividends and
  distributions ...................       (0.19)                 (1.07)        (0.25)     (0.18)            (0.84)
                                         -------           -----------       -------    -------        ----------
Net asset value, end of period.....      $  8.51           $     10.55       $ 14.96    $ 11.11        $    10.26
                                         =======           ===========       =======    =======        ==========
Total return ......................       (17.72)%(b)           (22.86)%       36.90%     10.30%            (2.54)%(b)
                                      ==========           ===========      =========   =========      ==========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
 (000's) ..........................      $38,302           $    37,171       $18,977    $ 7,543         $   3,286
Ratio of expenses to average
 net assets .......................         1.21%(a)              1.41%(c)      1.33%      1.31%             1.38%(a)
Ratio of net investment
 income (loss) to average
 net assets .......................         0.43%(a)             (0.28)%(c)     0.36%      0.44%             0.20%(a)
Portfolio turnover rate ...........           24%                   80%          152%        59%               59%

EQ ADVISORS TRUST
EQ/ALLIANCE MONEY MARKET PORTFOLIO(d)(f):
FINANCIAL HIGHLIGHTS -- (Continued)



                                                                      CLASS IA
                               ---------------------------------------------------------------------------------------
                                     SIX MONTHS
                                        ENDED                             YEAR ENDED DECEMBER 31,
                                      JUNE 30,        ----------------------------------------------------------------
                                        2001
                                     (UNAUDITED)          2000         1999         1998         1997         1996
                               ---------------------- ------------ ------------ ------------ ------------ ------------
Net asset value, beginning
 of period ...................     $     10.33          $ 10.28     $  10.22      $ 10.18      $ 10.17      $ 10.16
                                   -----------          -------      -------      -------      -------      -------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income........            0.26             0.64         0.51         0.53         0.54         0.54
 Net realized and
  unrealized gain (loss)
  on investments .............           (0.01)              --           --           --           --        (0.01)
                                   -----------          --------     --------     --------     --------     --------
 Total from investment
  operations .................            0.25             0.64         0.51         0.53         0.54         0.53
                                   -----------          --------     --------     --------     --------     --------
 LESS DISTRIBUTIONS:
 Dividends from net
  investment income ..........              --            (0.59)       (0.45)       (0.49)       (0.53)       (0.52)
 Dividends in excess of
  net investment
  income .....................              --               --           --           --           --           --
 Distributions from
  realized gains .............              --               --#          --           --           --           --
                                   -----------        ----------     --------     --------     --------     --------
 Total dividends and
  distributions ..............              --            (0.59)       (0.45)       (0.49)       (0.53)       (0.52)
                                   -----------        ----------     --------     --------     --------     --------
Net asset value, end of
period .......................     $     10.58          $ 10.33     $  10.28      $ 10.22      $ 10.18      $ 10.17
                                   ===========        ==========     ========     ========     ========     ========
Total return .................            2.42%(b)         6.24%        4.96%        5.34%        5.42%        5.33%
                                   ===========        ==========     ========     ========     ========     ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000's) ......................     $   768,429         $893,097     $883,988     $723,311     $449,960     $463,422
Ratio of expenses to
average net assets ...........            0.41%(a)(c)      0.40%        0.37%        0.37%        0.39%        0.43%
Ratio of net investment
 income to average net
 assets ......................            4.95%(a)(c)      6.02%        4.91%        5.13%        5.28%        5.17%



                                                                         CLASS IB
                               ---------------------------------------------------------------------------------------------
                                     SIX MONTHS
                                        ENDED                                                                 OCTOBER 2,
                                      JUNE 30,                      YEAR ENDED DECEMBER 31,                    1996* TO
                                        2001          ---------------------------------------------------    DECEMBER 31,
                                     (UNAUDITED)          2000         1999         1998         1997            1996
                               ---------------------- ------------ ------------ ------------ ------------ ------------------
Net asset value, beginning
 of period ...................     $     10.28         $  10.25     $  10.21      $ 10.17      $ 10.16       $    10.16
                                   -----------          -------      -------      -------      -------       ----------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income........            0.25             0.61         0.49         0.49         0.52             0.11
 Net realized and
  unrealized gain (loss)
  on investments .............           (0.01)           (0.01)       (0.01)        0.02           --             0.01
                                   -----------          --------     --------     -------      --------      ----------
 Total from investment
  operations .................            0.24             0.60         0.48         0.51         0.52             0.12
                                   -----------          --------     --------     -------      --------      ----------
 LESS DISTRIBUTIONS:
 Dividends from net
  investment income ..........              --            (0.57)       (0.44)       (0.47)       (0.51)           (0.02)
 Dividends in excess of
  net investment
  income .....................              --               --           --           --           --            (0.10)
 Distributions from
  realized gains .............              --               --#          --           --           --               --
                                   -----------        ----------     --------     --------     --------      ----------
 Total dividends and
  distributions ..............              --            (0.57)       (0.44)       (0.47)      ( 0.51)          (0.12)
                                   -----------        ----------     --------     --------     --------      ----------
Net asset value, end of
period .......................     $     10.52         $  10.28     $  10.25      $ 10.21      $ 10.17       $   10.16
                                   ===========        ==========     ========     ========     ========      ==========
Total return .................            2.33%(b)         5.99%        4.71%        5.08%        5.16%           1.29%(b)
                                   ===========        ==========     ========     ========     ========      ==========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000's) ......................     $   835,068         $677,333     $559,713     $386,718     $123,675       $   3,184
Ratio of expenses to
average net assets ...........            0.66%(a)(c)      0.65%        0.62%        0.62%        0.63%           0.67%(a)
Ratio of net investment
 income to average net
 assets ......................            4.70%(a)(c)      5.78%        4.68%        4.82%        5.02%           4.94%(a)

EQ ADVISORS TRUST
EQ/ALLIANCE PREMIER GROWTH PORTFOLIO:
Financial Highlights -- (Continued)



                                                            CLASS IA
                                    ---------------------------------------------------------
                                         SIX MONTHS
                                           ENDED                               MAY 1,*
                                          JUNE 30,        YEAR ENDED           1999 TO
                                            2001         DECEMBER 31,       DECEMBER 31,
                                        (UNAUDITED)          2000               1999
                                    ------------------- -------------- ----------------------
Net asset value, beginning of
 period ...........................     $  9.65          $ 11.87             $   10.00
                                        -------          -------             ---------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income
  (loss) ..........................       (0.01)           (0.01)                 0.02
 Net realized and unrealized
  gain (loss) on investments
  and foreign currency
  transactions ....................       (1.36)           (2.14)                 1.89
                                        -------          -------             ---------
 Total from investment
  operations ......................       (1.37)           (2.15)                 1.91
                                        -------          -------             ---------
 LESS DISTRIBUTIONS:
 Dividends from net
  investment income ...............          --               --                 (0.01)
 Distributions from realized
  gains ...........................          --#           (0.07)                (0.03)
                                        -------          -------             ---------
 Total dividends and
  distributions ...................          --            (0.07)                (0.04)
                                        --------          -------             ---------
Net asset value, end of period.....     $  8.28          $  9.65             $   11.87
                                        ========          =======             =========
Total return ......................      (14.19)%(b)      (18.15)%               19.14%(b)
                                        ========         ========             =========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
 (000's) ..........................     $47,300          $49,284             $  28,834
Ratio of expenses to average
 net assets after waivers .........        0.90%(a)         0.90%                 0.90%(a)(c)
Ratio of expenses to average
 net assets before waivers
 (Note 6) .........................        0.96%(a)         0.94 %                1.12%(a)(c)
Ratio of net investment
 income (loss) to average
 net assets after waivers .........       (0.11)%(a)       (0.12)%                0.45%(a)(c)
Ratio of net investment
 income (loss) to average
 net assets before waivers
 (Note 6) .........................       (0.17)%(a)       (0.16)%                0.23%(a)(c)
Portfolio turnover rate ...........          82%             127%                   29%
Effect of voluntary expense
 limitation during the
 period: (Note 6)
  Per share benefit to net
  investment income ...............   $    --            $    --             $    0.01



                                                               CLASS IB
                                    --------------------------------------------------------------
                                          SIX MONTHS
                                            ENDED                                  MAY 1,*
                                           JUNE 30,          YEAR ENDED            1999 TO
                                             2001           DECEMBER 31,        DECEMBER 31,
                                         (UNAUDITED)            2000                1999
                                    --------------------- --------------- ------------------------
Net asset value, beginning of
 period ...........................       $    9.62         $    11.86         $     10.00
                                          ----------         ---------         -----------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income
  (loss) ..........................           (0.02)             (0.03)               0.01
 Net realized and unrealized
  gain (loss) on investments
  and foreign currency
  transactions ....................           (1.35)             (2.14)               1.89
                                          ----------         ---------         -----------
 Total from investment
  operations ......................           (1.37)             (2.17)               1.90
                                          ----------         ---------         -----------
 LESS DISTRIBUTIONS:
 Dividends from net
  investment income ...............              --                 --               (0.01)
 Distributions from realized
  gains ...........................              --#             (0.07)              (0.03)
                                    ----------------         ---------         -----------
 Total dividends and
  distributions ...................              --              (0.07)              (0.04)
                                    ----------------         ---------         -----------
Net asset value, end of period.....       $    8.25         $     9.62         $     11.86
                                    ================         =========         ===========
Total return ......................          (14.23)%(b)        (18.34)%             18.97%(b)
                                    ================         =========         ===========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
 (000's) ..........................      $1,011,811         $1,341,788         $   451,323
Ratio of expenses to average
 net assets after waivers .........            1.15%(a)           1.15%               1.15%(a)(c)
Ratio of expenses to average
 net assets before waivers
 (Note 6) .........................            1.21%(a)           1.19%               1.37%(a)(c)
Ratio of net investment
 income (loss) to average
 net assets after waivers .........           (0.36)%(a)         (0.37)%              0.20%(a)(c)
Ratio of net investment
 income (loss) to average
 net assets before waivers
 (Note 6) .........................           (0.42)%(a)         (0.40)%             (0.02)%(a)(c)
Portfolio turnover rate ...........              82%               127%                 29%
Effect of voluntary expense
 limitation during the
 period: (Note 6)
  Per share benefit to net
  investment income ...............      $       --         $       --         $      0.01

EQ ADVISORS TRUST
EQ/ALLIANCE QUALITY BOND PORTFOLIO(d)(e):
FINANCIAL HIGHLIGHTS -- (Continued)



                                                                        CLASS IA
                                    ---------------------------------------------------------------------------------
                                       SIX MONTHS
                                          ENDED                          YEAR ENDED DECEMBER 31,
                                        JUNE 30,     ----------------------------------------------------------------
                                          2001
                                       (UNAUDITED)       2000         1999         1998         1997         1996
                                    ---------------- ------------ ------------ ------------ ------------ ------------
Net asset value, beginning of
 period ...........................      $   9.55       $  9.11      $   9.84   $   9.74      $  9.49      $  9.61
                                         --------       -------       --------   -------      -------      -------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income ............          0.40          0.60          0.54       0.55         0.60         0.57
 Net realized and unrealized
  gain (loss) on investments
  and foreign currency
  transactions ....................         (0.10)         0.44         (0.74)      0.28         0.24        (0.07)
                                         --------       -------       --------   -------      -------      --------
 Total from investment
  operations ......................          0.30          1.04         (0.20)      0.83         0.84         0.50
                                         --------       -------       --------   -------      -------      --------
 LESS DISTRIBUTIONS:
 Dividends from net
  investment income ...............         (0.01)        (0.60)        (0.50)     (0.53)       (0.59)       (0.60)
 Dividends in excess of net
  investment income ...............           --             --            --         --           --        (0.02)
 Distributions from realized
  gains ...........................           --             --         (0.03)     (0.20)          --           --
                                         --------       --------      --------   --------     --------     --------
 Total dividends and
  distributions ...................         (0.01)         (0.60)       (0.53)     (0.73)       (0.59)       (0.62)
                                         --------       --------      --------   --------     --------     --------
Net asset value, end of period.....      $   9.84       $   9.55     $   9.11   $   9.84      $  9.74      $  9.49
                                         ========       ========      ========   ========     ========     ========
Total return ......................          3.17%(b)      11.48%       (2.00)%     8.69%        9.14%        5.36%
                                         ========       ========      ========   ========     ========     ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000's) ...........................      $248,989       $553,109     $329,895   $322,418     $203,233     $155,023
Ratio of expenses to average
net assets ........................          0.59%(a)       0.59%        0.56%      0.57%        0.57%        0.59%
Ratio of net investment
income to average net assets ......          5.64%(a)       6.34%        5.64%      5.48%        6.19%        6.06%
Portfolio turnover rate ...........           137%           282%         147%        194%        374%         431%



                                                              CLASS IB
                                    -------------------------------------------------------------
                                       SIX MONTHS
                                          ENDED                                   JUNE 8,*
                                        JUNE 30,     YEAR ENDED DECEMBER 31,       1998 TO
                                          2001       -----------------------    DECEMBER 31,
                                       (UNAUDITED)      2000        1999            1998
                                    ---------------- ---------- ------------ ------------------
Net asset value, beginning of
 period ...........................    $  9.52       $ 9.09      $ 9.84        $      9.90
                                        -------       ------      ------        ----------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income ............       0.38         0.57        0.52               0.25
 Net realized and unrealized
  gain (loss) on investments
  and foreign currency
  transactions ....................      (0.09)        0.45       (0.75)              0.14
                                        -------       ------      ------        ----------
 Total from investment
  operations ......................       0.29         1.02       (0.23)              0.39
                                        -------       ------      ------        ----------
 LESS DISTRIBUTIONS:
 Dividends from net
  investment income ...............      (0.01)       (0.59)      (0.49)             (0.25)
 Dividends in excess of net
  investment income ...............         --           --          --                 --
 Distributions from realized
  gains ...........................         --           --       (0.03)             (0.20)
                                        -------       ------      ------        ----------
 Total dividends and
  distributions ...................      (0.01)       (0.59)      (0.52)             (0.45)
                                        -------       ------      ------        ----------
Net asset value, end of period.....    $  9.80       $ 9.52      $ 9.09        $      9.84
                                        =======       ======      ======        ==========
Total return ......................       3.07%(b)    11.28%      (2.25)%             4.05%(b)
                                        =======       ======     =======        ==========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000's) ...........................    $25,483       $9,159      $1,094         $       10
Ratio of expenses to average
net assets ........................       0.84%(a)     0.84%       0.81%              0.81%(a)
Ratio of net investment
income to average net assets ......       5.39%(a)     5.98%       5.39%              5.06%(a)
Portfolio turnover rate ...........        137%         282%        147%               194%

EQ ADVISORS TRUST
EQ/ALLIANCE SMALL CAP GROWTH PORTFOLIO(d)(e):
FINANCIAL HIGHLIGHTS -- (Continued)



                                                                     CLASS IA
                                    ---------------------------------------------------------------------------
                                        SIX MONTHS
                                           ENDED                                                    MAY 1,*
                                         JUNE 30,              YEAR ENDED DECEMBER 31,              1997 TO
                                           2001        ---------------------------------------   DECEMBER 31,
                                        (UNAUDITED)        2000         1999          1998           1997
                                    ------------------ ------------ ------------ ------------- ----------------
Net asset value, beginning of
 period ...........................    $    15.06       $  15.11      $ 11.82       $ 12.35         $ 10.00
                                       ----------        -------      -------       -------         -------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income
  (loss) ..........................         (0.03)         (0.07)       (0.05)         0.01            0.01
 Net realized and unrealized
  gain (loss) on investments                (0.51)          1.99         3.34         (0.54)           2.65
                                       ----------        -------      -------       -------         -------
 Total from investment
  operations ......................         (0.54)          1.92         3.29         (0.53)           2.66
                                       ----------        -------      -------       -------         -------
 LESS DISTRIBUTIONS:
 Dividends from net
  investment income ...............            --             --           --            --           (0.01)
 Distributions from realized
  gains ...........................         (0.21)         (1.97)          --            --           (0.30)
                                       ----------        -------      -------       -------         -------
 Total dividends and
  distributions ...................         (0.21)         (1.97)          --            --           (0.31)
                                       ----------        -------      -------       -------         -------
Net asset value, end of period.....    $    14.31       $  15.06      $ 15.11       $ 11.82         $ 12.35
                                       ==========        =======      =======       =======         =======
Total return ......................         (3.66)%(b)     14.12%       27.75%        (4.28)%         26.74%(b)
                                       ==========        =======      =======       =======         =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000's) ...........................    $  526,257       $501,596     $241,000      $198,360         $94,676
Ratio of expenses to average
net assets ........................          0.83%(a)       0.84%        0.95%         0.96%           0.95%(a)
Ratio of net investment
income (loss) to average net
  assets ..........................         (0.44)%(a)     (0.37)%      (0.40)%        0.08%           0.10%(a)
Portfolio turnover rate ...........            61%           142%         221%           94%             96%



                                                                       CLASS IB
                                    -------------------------------------------------------------------------------
                                        SIX MONTHS
                                           ENDED                                                      MAY 1,*
                                         JUNE 30,              YEAR ENDED DECEMBER 31,                1997 TO
                                           2001        ---------------------------------------     DECEMBER 31,
                                        (UNAUDITED)        2000         1999          1998             1997
                                    ------------------ ------------ ------------ ------------- --------------------
Net asset value, beginning of
 period ...........................    $    14.92       $  15.03     $  11.79      $  12.34        $    10.00
                                       ----------        -------      -------       -------        ----------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income
  (loss) ..........................         (0.04)         (0.11)       (0.08)        (0.02)            (0.01)
 Net realized and unrealized
  gain (loss) on investments                (0.50)          1.97         3.32         (0.53)             2.65
                                       ----------        -------      -------       -------        ----------
 Total from investment
  operations ......................         (0.54)          1.86         3.24         (0.55)             2.64
                                       ----------        -------      -------       -------        ----------
 LESS DISTRIBUTIONS:
 Dividends from net
  investment income ...............            --             --           --            --                --
 Distributions from realized
  gains ...........................         (0.21)         (1.97)          --            --             (0.30)
                                       ----------        -------      -------       -------        ----------
 Total dividends and
  distributions ...................         (0.21)         (1.97)          --            --             (0.30)
                                       ----------        -------      -------       -------        ----------
Net asset value, end of period.....    $    14.17       $  14.92     $  15.03       $ 11.79        $    12.34
                                       ==========        =======      =======       =======        ==========
Total return ......................         (3.75)%(b)     13.78%       27.46%        (4.44)%           26.57%(b)
                                       ==========        =======      =======       =======        ==========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000's) ...........................    $  407,519       $360,635     $162,331      $112,254        $   46,324
Ratio of expenses to average
net assets ........................          1.08%(a)       1.09%        1.20%         1.20%             1.15%(a)
Ratio of net investment
income (loss) to average net
  assets ..........................         (0.69)%(a)     (0.62)%      (0.65)%       (0.17)%           (0.12)%(a)
Portfolio turnover rate ...........            61%           142%         221%           94%               96%

EQ ADVISORS TRUST
EQ/ALLIANCE TECHNOLOGY PORTFOLIO:
FINANCIAL HIGHLIGHTS -- (Continued)



                                                                       CLASS IA
                                                      -------------------------------------------
                                                           SIX MONTHS
                                                             ENDED                 MAY 1,
                                                            JUNE 30,              2000* TO
                                                              2001              DECEMBER 31,
                                                          (UNAUDITED)               2000
                                                      ------------------- -----------------------
Net asset value, beginning of period ................      $  6.68            $     10.00
                                                           -------            ------------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ..............................        (0.01)                  0.01
 Net realized and unrealized gain (loss) on
   investments ......................................        (0.89)                 (3.33)
                                                           -------            ------------
 Total from investment operations ...................        (0.90)                 (3.32)
                                                           -------            ------------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ...............           --#                    --
                                                           --------           ------------
Net asset value, end of period ......................      $  5.78            $       6.68
                                                           =======            ============
Total return ........................................       (13.46)%(b)             (33.20)%(b)
                                                           =======            ============
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ...................      $27,453            $     22,880
Ratio of expenses to average net assets after
waivers .............................................         0.90%(a)                0.90%(a)(c)
Ratio of expenses to average net assets
 before waivers (Note 6) ............................         0.98%(a)                0.96%(a)(c)
Ratio of net investment income to average net
assets after waivers ................................        (0.08)%(a)               0.25%(a)(c)
Ratio of net investment income to average net
assets before waivers (Note 6) ......................        (0.16)%(a)               0.18%(a)(c)
Portfolio turnover rate .............................           13%                     49%
Effect of voluntary expense limitation during the
period: (Note 6)
 Per share benefit to net investment income .........      $    --            $         --



                                                                        CLASS IB
                                                      ---------------------------------------------
                                                           SIX MONTHS
                                                             ENDED                  MAY 1,
                                                            JUNE 30,               2000* TO
                                                              2001               DECEMBER 31,
                                                          (UNAUDITED)                2000
                                                      ------------------- -------------------------
Net asset value, beginning of period ................      $   6.67            $    10.00
                                                           --------            ----------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ..............................         (0.01)                   --
 Net realized and unrealized gain (loss) on
   investments ......................................         (0.89)                (3.33)
                                                           --------            ----------
 Total from investment operations ...................         (0.90)                (3.33)
                                                           --------            ----------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ...............            --#                   --
                                                           --------            ----------
Net asset value, end of period ......................      $   5.77            $     6.67
                                                           ========            ==========
Total return ........................................        (13.48)%(b)           (33.30)%(b)
                                                           ========            ==========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ...................      $331,464            $  275,140
Ratio of expenses to average net assets after
waivers .............................................          1.15%(a)              1.15% (a)(c)
Ratio of expenses to average net assets
 before waivers (Note 6) ............................          1.23%(a)              1.21%(a)(c)
Ratio of net investment income to average net
assets after waivers ................................         (0.33)%(a)            (0.00)%(a)(c)
Ratio of net investment income to average net
assets before waivers (Note 6) ......................         (0.41)%(a)            (0.07)%(a)(c)
Portfolio turnover rate .............................            13%                   49%
Effect of voluntary expense limitation during the
period: (Note 6)
 Per share benefit to net investment income .........      $     --            $       --

EQ ADVISORS TRUST
EQ/AXP NEW DIMENSIONS PORTFOLIO:
FINANCIAL HIGHLIGHTS -- (Continued)


                                                                                             CLASS IB
                                                                             -----------------------------------------
                                                                                  SIX MONTHS
                                                                                    ENDED           SEPTEMBER 1, 2000*
                                                                                JUNE 30, 2001               TO
                                                                                 (UNAUDITED)        DECEMBER 31, 2000
                                                                             -------------------   -------------------
Net asset value, beginning of period .....................................      $     8.31               $ 10.00
                                                                                ----------               -------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ...................................................            0.01                  0.01
 Net realized and unrealized loss on investments .........................           (0.93)                (1.69)
                                                                                ----------               -------
 Total from investment operations ........................................           (0.92)                (1.68)
                                                                                ----------               -------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ....................................              --                 (0.01)
                                                                                ----------               -------
 Total dividends and distributions .......................................              --                 (0.01)
                                                                                ----------               -------
Net asset value, end of period ...........................................      $     7.39               $  8.31
                                                                                ==========               =======
Total return .............................................................          (11.07)%(b)           (16.78)%(b)
                                                                                ==========               =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ........................................      $   14,130               $ 6,899
Ratio of expenses to average net assets after waivers ....................            0.95%(a)              0.95%(a)
Ratio of expenses to average net assets before waivers (Note 6) ..........            1.28%(a)              2.13%(a)
Ratio of net investment income to average net assets after waivers .......            0.25%(a)              0.55%(a)
Ratio of net investment income to average net assets before waivers
 (Note 6) ................................................................           (0.08)%(a)            (0.63)%(a)
Portfolio turnover rate ..................................................               9%                    3%
Effect of voluntary expense limitation during the period: (Note 6)
 Per share benefit to net investment income ..............................      $     0.01               $  0.02

EQ ADVISORS TRUST
EQ/AXP STRATEGY AGGRESSIVE PORTFOLIO:
FINANCIAL HIGHLIGHTS -- (Continued)


                                                                                             CLASS IB
                                                                             -----------------------------------------
                                                                                  SIX MONTHS
                                                                                    ENDED           SEPTEMBER 1, 2000*
                                                                                JUNE 30, 2001               TO
                                                                                 (UNAUDITED)        DECEMBER 31, 2000
                                                                             -------------------   -------------------
Net asset value, beginning of period .....................................      $     6.21            $    10.00
                                                                                ----------            ----------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ...................................................              --                  0.01
 Net realized and unrealized loss on investments .........................           (1.39)                (3.79)
                                                                                ----------            ----------
 Total from investment operations ........................................           (1.39)                (3.78)
                                                                                ----------            ----------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ....................................              --                 (0.01)
                                                                                ----------            ----------
 Total dividends and distributions .......................................              --                 (0.01)
                                                                                ----------            ----------
Net asset value, end of period ...........................................      $     4.82            $     6.21
                                                                                ==========            ==========
Total return .............................................................          (22.63)%(b)           (37.61)%(b)
                                                                                ==========            ==========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ........................................      $   17,678            $   15,160
Ratio of expenses to average net assets after waivers ....................            1.00 (a)              1.00%(a)
Ratio of expenses to average net assets before waivers (Note 6) ..........            1.20 (a)              1.52% (a)
Ratio of net investment income to average net assets after waivers .......           (0.28)%(a)             0.49%(a)
Ratio of net investment income to average net assets before waivers
(Note 6) .................................................................           (0.08)%(a)            (0.03)%(a)
Portfolio turnover rate ..................................................              69%                   58%
Effect of voluntary expense limitation during the period: (Note 6)
 Per share benefit to net investment income ..............................      $       --            $     0.01

EQ ADVISORS TRUST
EQ/BALANCED PORTFOLIO(d)(e)(g):
FINANCIAL HIGHLIGHTS -- (Continued)



                                                                           CLASS IA
                               -------------------------------------------------------------------------------------------------
                                     SIX MONTHS                                YEAR ENDED DECEMBER 31,
                                       ENDED         ---------------------------------------------------------------------------
                                   JUNE 30, 2001
                                    (UNAUDITED)            2000           1999           1998           1997           1996
                               --------------------- --------------- -------------- -------------- -------------- --------------
Net asset value, beginning
 of period ...................     $    15.20          $    19.18     $    18.51      $   17.58       $    16.64   $    16.76
                                    ----------          ---------      ---------      ---------        ---------    ---------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income........           0.20                0.60           0.52           0.56             0.58         0.53
 Net realized and
  unrealized gain (loss)
  on investments and
  foreign currency
  transactions ...............          (0.24)              (0.92)          2.69           2.54             1.86         1.31
                                    ----------          ---------      ---------      ---------        ---------    ---------
 Total from investment
  operations .................          (0.04)              (0.32)          3.21           3.10             2.44         1.84
                                    ----------          ---------      ---------      ---------        ---------    ---------
 LESS DISTRIBUTIONS:
 Dividends from net
  investment income ..........             --               (0.62)         (0.56)         (0.50)           (0.59)       (0.53)
 Distributions from
  realized gains .............             --               (3.04)         (1.98)         (1.67)           (0.91)       (1.40)
 Distributions in excess
  of realized gains ..........             --                  --             --             --               --        (0.03)
                                    ----------          ---------      ----------     ----------       ----------   ----------
 Total dividends and
  distributions ..............             --               (3.66)         (2.54)         (2.17)           (1.50)       (1.96)
                                    ----------          ---------      ----------     ----------       ----------   ----------
Net asset value, end of
period .......................     $    15.16          $    15.20     $    19.18      $   18.51       $    17.58   $    16.64
                                    ==========          =========      ==========     ==========       ==========   ==========
Total return .................          (0.26)%(b)          (1.32)%        17.79%         18.11%           15.06%       11.68%
                                    ==========          =========      ==========     ==========       ==========   ==========
RATIOS/SUPPLEMENT DATA:
Net assets, end of period
 (000's) .....................     $2,254,320          $1,914,143     $2,126,313     $1,936,429       $1,724,089   $1,637,856
Ratio of expenses to
average net assets after
waivers ......................           0.66%(a)             N/A            N/A            N/A              N/A          N/A
Ratio of expenses to
average net assets before
waivers ......................           0.66%(a)            0.59%          0.44%          0.45%            0.45%        0.41%
Ratio of net investment
income to average net
assets after waivers .........           2.97%(a)             N/A            N/A            N/A              N/A          N/A
Ratio of net investment
income to average net
assets before waivers ........           2.97%(a)            3.17%          2.68%          3.00%            3.30%        3.15%
Portfolio turnover rate ......             78%                183%           107%            95%             146%         177%



                                                          CLASS IB
                               ---------------------------------------------------------------
                                   SIX MONTHS
                                      ENDED                                  JULY 8, 1998*
                                    JUNE 30,      YEAR ENDED DECEMBER 31,         TO
                                      2001        -----------------------    DECEMBER 31,
                                   (UNAUDITED)        2000        1999           1998
                               ------------------ ----------- ----------- ------------------
Net asset value, beginning
 of period ...................    $    15.14        $ 19.15     $ 18.51        $ 19.48
                                  ----------        -------     -------        -------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income........          0.14           0.55        0.47           0.24
 Net realized and
  unrealized gain (loss)
  on investments and
  foreign currency
  transactions ...............         (0.19)         (0.93)       2.69           0.66
                                  ----------        -------     -------        -------
 Total from investment
  operations .................         (0.05)         (0.38)       3.16           0.90
                                  ----------        -------     -------        -------
 LESS DISTRIBUTIONS:
 Dividends from net
  investment income ..........            --          (0.59)      (0.54)         (0.20)
 Distributions from
  realized gains .............            --          (3.04)      (1.98)         (1.67)
 Distributions in excess
  of realized gains ..........            --             --          --             --
                                  ----------        -------     -------        -------
 Total dividends and
  distributions ..............            --          (3.63)      (2.52)         (1.87)
                                  ----------        -------     -------        -------
Net asset value, end of
period .......................    $    15.09        $ 15.14     $ 19.15        $ 18.51
                                  ==========        =======     =======        =======
Total return .................         (0.40)%(b)     (1.58)%     17.50%          4.92%(b)
                                  ==========        =======     =======        =======
RATIOS/SUPPLEMENT DATA:
Net assets, end of period
 (000's) .....................    $  330,076        $41,282     $10,701        $   10
Ratio of expenses to
average net assets after
waivers ......................          0.91%(a)        N/A         N/A           N/A
Ratio of expenses to
average net assets before
waivers ......................          0.91%(a)       0.84%       0.69%         0.70%(a)
Ratio of net investment
income to average net
assets after waivers .........          5.11%(a)        N/A         N/A           N/A
Ratio of net investment
income to average net
assets before waivers ........          5.11%(a)       2.92%       2.43%         2.65%(a)
Portfolio turnover rate ......            78%           183%        107%           95%

EQ ADVISORS TRUST
EQ/BERNSTEIN DIVERSIFIED VALUE PORTFOLIO: **(h)
FINANCIAL HIGHLIGHTS -- (Continued)



                                                                CLASS IA
                                                           ------------------
                                                              MAY 18, 2001
                                                                   TO
                                                                JUNE 30,
                                                                  2001
                                                               (UNAUDITED)
                                                           ------------------
Net asset value, beginning of period .....................    $    12.26
                                                              ----------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ...................................          0.02
 Net realized and unrealized gain (loss) on
  investments and foreign currency transactions ..........         (0.22)
                                                              ----------
 Total from investment operations ........................         (0.20)
                                                              ----------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ....................            --
 Distributions from realized gains .......................            --
                                                              ----------
 Total dividends and distributions .......................            --
                                                              ----------
Net asset value, end of period ...........................    $    12.06
                                                              ==========
Total return .............................................         (1.63)%(b)
                                                              ==========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ........................    $   12,952
Ratio of expenses to average net assets after waivers.....          0.70%(a)
Ratio of expenses to average net assets
 before waivers (Note 6) .................................          0.79%(a)
Ratio of net investment income to average net assets
 after waivers ...........................................          1.47%(a)
Ratio of net investment income to average net assets
 before waivers (Note 6) .................................          1.38%(a)
Portfolio turnover rate ..................................            97%
Effect of voluntary expense limitation during the
period: (Note 6)
 Per share benefit to net investment income ..............    $       --



                                                                                   CLASS IB
                                                           --------------------------------------------------------
                                                               SIX MONTHS
                                                                 ENDED
                                                                JUNE 30,            YEAR ENDED DECEMBER 31,
                                                                  2001       --------------------------------------
                                                              (UNAUDITED)         2000         1999         1998
                                                           ----------------- ------------- ------------ -----------
Net asset value, beginning of period .....................     $   11.73       $  12.06     $  11.94     $ 10.00
                                                                --------        -------      -------      -------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ...................................          0.04           0.09         0.11        0.06
 Net realized and unrealized gain (loss) on
  investments and foreign currency transactions ..........          0.29          (0.33)        0.31        1.94
                                                                --------        -------      -------      -------
 Total from investment operations ........................          0.33          (0.24)        0.42        2.00
                                                                --------        -------      -------      -------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ....................            --#         (0.09)       (0.11)      (0.06)
 Distributions from realized gains .......................            --             --        (0.19)         --
                                                                --------        -------      --------     -------
 Total dividends and distributions .......................            --          (0.09)       (0.30)      (0.06)
                                                                --------        -------      --------     -------
Net asset value, end of period ...........................     $   12.06       $  11.73     $  12.06      $ 11.94
                                                                ========        =======      ========     =======
Total return .............................................         2.83%(b)       (1.94)%       3.55%      20.01%
                                                                ========        =======      ========     =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ........................     $520,417        $176,049    $133,503     $74,588
Ratio of expenses to average net assets after waivers.....         0.95%(a)        0.95%        0.94%       0.90%
Ratio of expenses to average net assets
 before waivers (Note 6) .................................         1.04%(a)        0.95%        1.00%       1.20%
Ratio of net investment income to average net assets
 after waivers ...........................................         1.24%(a)        0.91%        1.10%       1.19%
Ratio of net investment income to average net assets
 before waivers (Note 6) .................................         1.15%(a)        0.91%        1.04%       0.89%
Portfolio turnover rate ..................................           97%             33%          32%         37%
Effect of voluntary expense limitation during the
period: (Note 6)
 Per share benefit to net investment income ..............     $     --        $     --      $  0.01      $  0.02

EQ ADVISORS TRUST
EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO:
FINANCIAL HIGHLIGHTS -- (Continued)




                                                                                           CLASS IB
                                                                --------------------------------------------------------------
                                                                    SIX MONTHS
                                                                       ENDED                                SEPTEMBER 1, 1999*
                                                                   JUNE 30, 2001          YEAR ENDED                TO
                                                                    (UNAUDITED)       DECEMBER 31, 2000     DECEMBER 31, 1999
                                                                ------------------   -------------------   -------------------
Net asset value, beginning of period ........................      $    9.64               $ 10.76             $   10.00
                                                                   ---------               -------             ---------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment loss ........................................          (0.01)                (0.01)                (0.01)
 Net realized and unrealized gain (loss) on investments .....          (0.82)                (0.34)                 0.83
                                                                   ---------               -------             ---------
 Total from investment operations ...........................          (0.83)                (0.35)                 0.82
                                                                   ---------               -------             ---------
 LESS DISTRIBUTIONS:
 Distributions from realized gains ..........................          (0.26)                (0.77)                (0.06)
                                                                   ---------               -------             ---------
 Total dividends and distributions ..........................          (0.26)                (0.77)                (0.06)
                                                                   ---------               -------             ---------
Net asset value, end of period ..............................      $    8.55               $  9.64             $   10.76
                                                                   =========               =======             =========
Total return ................................................          (8.77)%(b)            (2.87)%                8.09%(b)
                                                                   =========               =======             =========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ...........................      $   4,704               $ 3,922             $   2,622
Ratio of expenses to average net assets after waivers .......           1.05%(a)              1.05%                 1.05%(a)
Ratio of expenses to average net assets before waivers
(Note 6) ....................................................           1.80%(a)              2.37%                 5.38%(a)
Ratio of net investment income to average net assets
after waivers ...............................................          (0.17)%(a)            (0.11)%               (0.19)%(a)
Ratio of net investment income to average net assets
after waivers (6) ...........................................          (0.92)%(a)            (1.43)%               (4.52)%(a)
Portfolio turnover rate .....................................             35%                   81%                   45%
Effects of voluntary expense limitation during the period:
(Note 6)
 Per share benefit to net investment income .................      $    0.03               $  0.10             $      --

EQ ADVISORS TRUST
EQ/CAPITAL GUARDIAN INTERNATIONAL PORTFOLIO:
FINANCIAL HIGHLIGHTS -- (Continued)



                                                                                               CLASS IB
                                                                         -----------------------------------------------------
                                                                              SIX MONTHS
                                                                                ENDED          YEAR ENDED      MAY 1, 1999*
                                                                            JUNE 30, 2001     DECEMBER 31,          TO
                                                                             (UNAUDITED)          2000       DECEMBER 31, 1999
                                                                         ------------------- -------------- ------------------
Net asset value, beginning of period ...................................    $    11.28          $  14.10       $   10.00
                                                                            ----------          --------       ----------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .................................................          0.05              0.10              --
 Net realized and unrealized gain (loss) on investments and foreign
  currency transactions ................................................         (1.55)            (2.68)           4.10
                                                                            ----------          --------       ----------
 Total from investment operations ......................................         (1.50)            (2.58)           4.10
                                                                            ----------          --------       ----------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ..................................         (0.07)               --              --
 Dividends in excess of net investment income ..........................            --             (0.07)             --
 Distributions from realized gains .....................................         (0.03)            (0.17)             --
                                                                            ----------          --------       ----------
 Total dividends and distributions .....................................         (0.10)            (0.24)             --
                                                                            ----------          --------       ----------
Net asset value, end of period .........................................    $     9.68          $  11.28       $   14.10
                                                                            ==========          ========       ==========
Total return ...........................................................        (13.38)%(b)       (19.19)%         41.00%(b)
                                                                            ==========          ========       ==========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ......................................    $  114,798          $ 110,486      $  52,049
Ratio of expenses to average net assets after waivers ..................          1.20%(a)          1.20%           1.20%(a)
Ratio of expenses to average net assets before waivers (Note 6) ........          1.21%(a)          1.28%           1.65%(a)
Ratio of net investment income to average net assets after waivers .....          0.89%(a)          0.37%           0.02%(a)
Ratio of net investment income to average net assets before waivers
(Note 6) ...............................................................          0.88%(a)          0.29%          (0.43)%(a)
Portfolio turnover rate ................................................            19%               26%             28%
Effect of voluntary expense limitation during the period: (Note 6)
 Per share benefit to net investment income ............................    $       --          $   0.02       $    0.02

EQ ADVISORS TRUST
EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO:
FINANCIAL HIGHLIGHTS -- (Continued)



                                                                                          CLASS IB
                                                                  --------------------------------------------------------
                                                                      SIX MONTHS                           MAY 1, 1999*
                                                                         ENDED           YEAR ENDED             TO
                                                                     JUNE 30, 2001      DECEMBER 31,       DECEMBER 31,
                                                                      (UNAUDITED)           2000               1999
                                                                  ------------------   --------------   ------------------
Net asset value, beginning of period ..........................        $  11.18           $ 10.69          $   10.00
                                                                        -------           -------          ---------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ........................................           0.02               0.04               0.02
 Net realized and unrealized gain (loss) on investments
   and foreign currency transactions ..........................          (0.08)              0.59               0.69
                                                                        -------           -------          ---------
 Total from investment operations .............................          (0.06)              0.63               0.71
                                                                        -------           -------          ---------
 LESS DISTRIBUTIONS:
 Dividends from net investment income .........................             --#             (0.04)            (0.02)
 Distributions from realized gains ............................             --              (0.10)               --
                                                                        -------           -------          ---------
 Total dividends and distributions ............................             --              (0.14)            (0.02)
                                                                        -------           -------          ---------
Net asset value, end of period ................................        $ 11.12            $ 11.18          $  10.69
                                                                        =======           =======          =========
Total return ..................................................          (0.62)%(b)          5.92%             7.10%(b)
                                                                        =======           =======          =========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) .............................        $96,375            $77,959          $ 33,903
Ratio of expenses to average net assets after waivers .........           0.95%(a)           0.95%             0.95% (a)
Ratio of expenses to average net assets before waivers
(Note 6) ......................................................           1.02%(a)           1.06%             1.35% (a)
Ratio of net investment income to average net assets after
waivers .......................................................           0.35%(a)           0.47%             0.37%(a)
Ratio of net investment income to average net assets
 before waivers (Note 6) ......................................           0.28%(a)           0.37%            (0.03)%(a)
Portfolio turnover rate .......................................             15%                38%               36%
Effect of voluntary expense limitation during the period:
(Note 6)
 Per share benefit to net investment income ...................        $    --            $  0.01          $   0.02

EQ ADVISORS TRUST
EQ/CAPITAL GUARDIAN U.S. EQUITY PORTFOLIO:
FINANCIAL HIGHLIGHTS -- (Continued)


                                                                                        CLASS IB
                                                                  -----------------------------------------------------
                                                                     SIX MONTHS
                                                                       ENDED          YEAR ENDED        MAY 1, 1999*
                                                                   JUNE 30, 2001     DECEMBER 31,            TO
                                                                    (UNAUDITED)          2000         DECEMBER 31, 1999
                                                                  ---------------   --------------   ------------------
Net asset value, beginning of period ..........................     $   10.46         $  10.32         $   10.00
                                                                    ---------         --------         ---------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ........................................          0.02             0.05              0.02
 Net realized and unrealized gain on investments ..............          0.08             0.30              0.35
                                                                    ---------         --------         ---------
 Total from investment operations .............................          0.10             0.35              0.37
                                                                    ---------         --------         ---------
 LESS DISTRIBUTIONS:
 Dividends from net investment income .........................            --#           (0.05)            (0.02)
 Distributions from realized gains ............................            --            (0.11)            (0.02)
 Distributions in excess of realized gains ....................            --            (0.05)            (0.01)
                                                                    ---------         --------         ---------
 Total dividends and distributions ............................            --            (0.21)            (0.05)
                                                                    ---------         --------         ---------
Net asset value, end of period ................................     $   10.56         $  10.46         $   10.32
                                                                    =========         ========         =========
Total return ..................................................          0.97%(b)         3.56%             3.76%(b)
                                                                    ==========        ========         =========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) .............................     $ 172,209         $136,485         $  67,472
Ratio of expenses to average net assets after waivers .........          0.95%(a)         0.95%             0.95%(a)
Ratio of expenses to average net assets before waivers
(Note 6) ......................................................          1.00%(a)         1.01%             1.23%(a)
Ratio of net investment income to average net assets after
waivers .......................................................          0.41%(a)         0.60%             0.63%(a)
Ratio of net investment income to average net assets before
waivers (Note 6) ..............................................          0.36%(a)         0.54%             0.35%(a)
Portfolio turnover rate .......................................            19%              43%               50%
Effect of voluntary expense limitation during the period:
(Note 6)
 Per share benefit to net investment income ...................     $      --         $   0.01         $    0.01

EQ ADVISORS TRUST
EQ/EQUITY 500 INDEX PORTFOLIO(d)(e):
FINANCIAL HIGHLIGHTS -- (Continued)



                                                                              CLASS IA
                                    ---------------------------------------------------------------------------------------------
                                          SIX MONTHS
                                            ENDED                                 YEAR ENDED DECEMBER 31,
                                           JUNE 30,       -----------------------------------------------------------------------
                                    2001
                                    (UNAUDITED)               2000            1999           1998          1997         1996
                                    --------------------- --------------- -------------- -------------- ------------ ------------
Net asset value, beginning of
 period ...........................     $    25.34          $    29.57     $    25.00     $    19.74      $ 15.16      $ 13.13
                                         ----------          ---------      ---------      ---------      -------      -------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income ............           0.17                0.25           0.28           0.27         0.26         0.27
 Net realized and unrealized
  gain (loss) on investments
  and foreign currency
  transactions ....................          (1.88)              (3.13)          4.78           5.25         4.64         2.65
                                         ----------          ---------      ---------      ---------      -------      -------
 Total from investment
  operations ......................          (1.71)              (2.88)          5.06           5.52         4.90         2.92
                                         ----------          ---------      ---------      ---------      -------      -------
 LESS DISTRIBUTIONS:
 Dividends from net
  investment income ...............          (0.01)              (0.19)         (0.27)         (0.25)       (0.25)       (0.25)
 Distributions from net
  realized gains ..................          (0.02)              (1.16)         (0.22)         (0.01)       (0.07)       (0.64)
                                         ----------          ---------      ----------     ----------     --------     --------
 Total dividends and
  distributions ...................          (0.03)              (1.35)         (0.49)         (0.26)       (0.32)       (0.89)
                                         ----------          ---------      ----------     ----------     --------     --------
Net asset value, end of period.....     $    23.60          $    25.34     $    29.57     $    25.00      $ 19.74      $ 15.16
                                         ==========          =========      ==========     ==========     ========     ========
Total return ......................          (6.78)%(b)          (9.58)%        20.38%         28.07%       32.58%       22.39%
                                         ==========          =========      ==========     ==========     ========     ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000's) ...........................     $1,954,791          $2,106,901     $2,618,539     $1,689,913     $943,631     $386,249
Ratio of expenses to average
net assets ........................           0.32%(a)            0.32%          0.33%          0.34%        0.37%        0.39%
Ratio of net investment
income to average net assets ......           0.97%(a)            0.87%          1.05%          1.23%        1.46%        1.91%
Portfolio turnover rate ...........              2%                 17%             5%             6%           3%          15%



                                                                    CLASS IB
                                    -------------------------------------------------------------------------
                                        SIX MONTHS
                                           ENDED                                               MAY 1, 1997*
                                         JUNE 30,                                                   TO
                                                              YEAR ENDED DECEMBER 31,
                                                       -------------------------------------
                                           2001                                                 DECEMBER 31,
                                          (UNAUDITED)        2000          1999        1998        1997
                                    ------------------ ------------- ----------- ----------- ----------------
Net asset value, beginning of
 period ...........................    $    25.22        $  29.50      $ 24.98    $ 19.73       $   16.35
                                       ----------         -------      -------    -------       ---------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income ............          0.14            0.16         0.21       0.22            0.14
 Net realized and unrealized
  gain (loss) on investments
  and foreign currency
  transactions ....................         (1.86)          (3.11)        4.78       5.24            3.48
                                       ----------         -------      -------    -------       ---------
 Total from investment
  operations ......................         (1.72)          (2.95)        4.99       5.46            3.62
                                       ----------         -------      -------    -------       ---------
 LESS DISTRIBUTIONS:
 Dividends from net
  investment income ...............         (0.01)          (0.17)       (0.25)     (0.20)          (0.17)
 Distributions from net
  realized gains ..................         (0.02)          (1.16)       (0.22)     (0.01)          (0.07)
                                       ----------         -------      -------    --------      ---------
 Total dividends and
  distributions ...................         (0.03)          (1.33)       (0.47)     (0.21)          (0.24)
                                       ----------         -------      -------    --------      ---------
Net asset value, end of period.....    $    23.47        $  25.22      $ 29.50    $ 24.98       $   19.73
                                       ==========         =======      =======    ========      =========
Total return ......................         (6.86)%(b)      (9.81)%      20.08%     27.74%          22.28%(b)
                                       ==========         =======      =======    ========      =========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000's) ...........................    $  927,601        $928,578      $20,931    $   443      $      110
Ratio of expenses to average
net assets ........................          0.57%(a)        0.57%        0.58%      0.59%           0.62%(a)
Ratio of net investment
income to average net assets ......            72%(a)        0.58%        0.78%      0.98%           1.10%(a)
Portfolio turnover rate ...........             2%             17%           5%         6%              3%

EQ ADVISORS TRUST
EQ/EVERGREEN OMEGA PORTFOLIO:***
FINANCIAL HIGHLIGHTS -- (Continued)




                                                                                          CLASS IB
                                                                    -----------------------------------------------------
                                                                         SIX MONTHS
                                                                            ENDED
                                                                          JUNE 30,           YEAR ENDED       YEAR ENDED
                                                                            2001            DECEMBER 31,     DECEMBER 31,
                                                                         (UNAUDITED)            2000             1999
                                                                    --------------------   --------------   -------------
Net asset value, beginning of period ............................         $    9.63          $ 10.93          $ 10.00
                                                                          ---------          -------          -------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (loss) ...................................            (0.01)             0.02             0.04
 Net realized and unrealized gain (loss) on investments .........            (0.94)            (1.30)            0.93
                                                                          ---------          -------          -------
 Total from investment operations ...............................            (0.95)            (1.28)            0.97
                                                                          ---------          -------          -------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ...........................                --#           (0.02)           (0.04)
                                                                          ---------          -------          -------
Net asset value, end of period ..................................         $    8.68          $  9.63          $ 10.93
                                                                          =========          =======          =======
Total return ....................................................             (9.96)%(b)      (11.66)%           9.70%
                                                                          =========         ========        ==========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ...............................         $  10,426          $ 8,676          $ 4,818
Ratio of expenses to average net assets after waivers ...........              0.95%(a)         0.98%            1.05%
Ratio of expenses to average net assets before
waivers (Note 6) ................................................              1.37%(a)         1.76%            2.86%
Ratio of net investment income to average net assets after
waivers .........................................................             (0.13)%(a)        0.31%            0.63%
Ratio of net investment income to average net assets
before waivers (Note 6) .........................................             (0.55)%(a)       (0.47)%          (1.18)%
Portfolio turnover rate .........................................               157 %            115 %            148 %
Effect of voluntary expense limitation during the period:
(Note 6)
 Per share benefit to net investment income .....................         $    0.02          $  0.04          $  0.11

EQ ADVISORS TRUST
EQ/FI MID CAP PORTFOLIO:
FINANCIAL HIGHLIGHTS -- (Continued)



                                                                                             CLASS IB
                                                                             ----------------------------------------
                                                                                 SIX MONTHS
                                                                                    ENDED          SEPTEMBER 1, 2000*
                                                                                  JUNE 30,                 TO
                                                                                    2001              DECEMBER 31,
                                                                                 (UNAUDITED)              2000
                                                                             ------------------   -------------------
Net asset value, beginning of period .....................................         $  10.02            $  10.00
                                                                                   --------            ---------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ...................................................             0.02                0.01
 Net realized and unrealized gain (loss) on investments ..................            (0.65)               0.03
                                                                                   --------            ---------
 Total from investment operations ........................................            (0.63)               0.04
                                                                                   --------            ---------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ....................................              --#               (0.02)
                                                                                   --------            ---------
Net asset value, end of period ...........................................         $   9.39            $  10.02
                                                                                   ========            =========
Total return .............................................................            (6.36)%(b)           0.46%(b)
                                                                                   ========            =========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ........................................         $113,725            $  45,790
Ratio of expenses to average net assets after waivers ....................             1.00%(a)             1.00%(a)
Ratio of expenses to average net assets before waivers (Note 6) ..........             1.10%(a)             1.23%(a)
Ratio of net investment income to average net assets after waivers .......             0.86%(a)             1.17%(a)
Ratio of net investment income to average net assets before
waivers (Note 6) .........................................................             0.76%(a)             0.94%(a)
Portfolio turnover rate ..................................................               97%                  42%
Effect of voluntary expense limitation during the period: (Note 6)
 Per share benefit to net investment income ..............................         $     --             $     --

EQ ADVISORS TRUST
EQ/FI SMALL/MID CAP VALUE PORTFOLIO:
FINANCIAL HIGHLIGHTS -- (Continued)



                                                                              CLASS IA
                                           -------------------------------------------------------------------------------
                                                 SIX MONTHS                                              NOVEMBER 24,
                                                    ENDED                                                    1998*
                                                  JUNE 30,             YEAR ENDED DECEMBER 31,                TO
                                                    2001          ---------------------------------      DECEMBER 31,
                                                 (UNAUDITED)            2000             1999                1998
                                           ---------------------- ---------------- ---------------- ----------------------
NET ASSET VALUE, BEGINNING OF PERIOD .....     $     11.21           $   10.76        $   10.59             $ 10.40
                                               -----------           ---------        ---------             -------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ...................            0.06                0.10             0.03               0.03
 Net realized and unrealized gain
  (loss) on investments and foreign
  currency transactions ..................            0.57                0.48             0.19               0.23+
                                               -----------           ---------        ---------            --------
 Total from investment operations ........            0.63                0.58             0.22               0.26
                                               -----------           ---------        ---------            --------
 LESS DISTRIBUTIONS:
 Dividends from net investment
  income .................................              --#              (0.13)           (0.05)             (0.06)
 Distributions in excess of realized
  gains ..................................              --                  --               --                 --
 Return of capital distributions .........              --                  --               --              (0.01)
                                               -----------           ---------        ---------            --------
 Total dividends and distributions .......              --               (0.13)           (0.05)             (0.07)
                                               -----------           ---------        ---------            --------
Net asset value, end of period ...........     $     11.84           $   11.21        $   10.76            $ 10.59
                                               ===========           =========        =========            ========
Total return .............................            5.74%(b)            5.48%            2.07%              2.63%(b)
                                               ===========           =========        =========            ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ........     $    14,632           $   7,269        $   2,339            $   747
Ratio of expenses to average net
assets after waivers .....................            0.85%(a)(c)         0.82%(c)         0.75%(c)           0.75%(a)(c)
Ratio of expenses to average net
assets before waivers (Note 6) ...........            0.85%(a)(c)         0.87%(c)         0.84%(c)           0.92%(a)(c)
Ratio of net investment income to
average net assets after waivers .........            1.35%(a)(c)         1.42%(c)         0.40%(c)           0.72 %(a)(c)
Ratio of net investment income to
average net assets before waivers
(Note 6) .................................            1.35%(a)(c)         1.37%(c)         0.32%(c)           0.55%(a)(c)
Portfolio turnover rate ..................              70%                196%             192%               111%
Effect of voluntary expense limitation
during the period: (Note 6)
 Per share benefit to net investment
  income .................................     $        --           $    0.01        $    0.01            $  0.17



                                                                            CLASS IB
                                           --------------------------------------------------------------------------
                                                 SIX MONTHS
                                                    ENDED                       YEAR ENDED DECEMBER 31,
                                                  JUNE 30,        ---------------------------------------------------
                                                    2001
                                                 (UNAUDITED)            2000             1999              1998
                                           ---------------------- ---------------- ---------------- -----------------
NET ASSET VALUE, BEGINNING OF PERIOD .....     $     11.22           $   10.78        $   10.61        $    11.85
                                               -----------           ---------        ---------        ----------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ...................            0.04                0.12             0.02              0.05
 Net realized and unrealized gain
  (loss) on investments and foreign
  currency transactions ..................            0.57                0.43             0.17             (1.24)
                                               -----------           ---------        ---------        ----------
 Total from investment operations ........            0.61                0.55             0.19             (1.19)
                                               -----------           ---------        ---------        ----------
 LESS DISTRIBUTIONS:
 Dividends from net investment
  income .................................              --#              (0.11)           (0.02)            (0.04)
 Distributions in excess of realized
  gains ..................................              --                  --               --                --
 Return of capital distributions .........              --                  --               --             (0.01)
                                               -----------           ---------        ---------        ----------
 Total dividends and distributions .......              --               (0.11)           (0.02)            (0.05)
                                               -----------           ---------        ---------        ----------
Net asset value, end of period ...........     $     11.83           $   11.22        $   10.78        $    10.61
                                               ===========           =========        =========        ==========
Total return .............................            5.55%(b)            5.13%            1.80%           (10.02)%
                                               ===========           =========        =========        ==========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ........     $   243,780           $ 153,232        $ 149,618        $  166,746
Ratio of expenses to average net
assets after waivers .....................            1.10%(a)(c)         1.07%(c)         1.00%(c)          1.00%(c)
Ratio of expenses to average net
assets before waivers (Note 6) ...........            1.10%(a)(c)         1.12%(c)         1.09%(c)          1.17%(c)
Ratio of net investment income to
average net assets after waivers .........            1.10%(a)(c)         1.17%(c)         0.21%(c)          0.47%(c)
Ratio of net investment income to
average net assets before waivers
(Note 6) .................................            1.10%(a)(c)         1.12%(c)         0.12%(c)          0.30%(c)
Portfolio turnover rate ..................              70%                196%             192%              111%
Effect of voluntary expense limitation
during the period: (Note 6)
 Per share benefit to net investment
  income .................................     $        --           $      --        $    0.02        $     0.02



                                                CLASS IB
                                           ------------------
                                              MAY 1, 1997*
                                                   TO
                                               DECEMBER 31,
                                                  1997
                                           ------------------
NET ASSET VALUE, BEGINNING OF PERIOD .....    $    10.00
                                              ----------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ...................          0.01
 Net realized and unrealized gain
  (loss) on investments and foreign
  currency transactions ..................          1.90
                                              ----------
 Total from investment operations ........          1.91
                                              ----------
 LESS DISTRIBUTIONS:
 Dividends from net investment
  income .................................         (0.01)
 Distributions in excess of realized
  gains ..................................         (0.05)
 Return of capital distributions .........            --
                                              ----------
 Total dividends and distributions .......         (0.06)
                                              ----------
Net asset value, end of period ...........    $    11.85
                                              ==========
Total return .............................         19.15%(b)
                                              ==========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ........    $  120,880
Ratio of expenses to average net
assets after waivers .....................          1.00%(a)
Ratio of expenses to average net
assets before waivers (Note 6) ...........          1.70%(a)
Ratio of net investment income to
average net assets after waivers .........          0.26%(a)
Ratio of net investment income to
average net assets before waivers
(Note 6) .................................         (0.44)%(a)
Portfolio turnover rate ..................            44%
Effect of voluntary expense limitation
during the period: (Note 6)
 Per share benefit to net investment
  income .................................    $     0.03

EQ ADVISORS TRUST
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO:**
FINANCIAL HIGHLIGHTS -- (Continued)



                                                                       CLASS IB
                                                                -----------------------
                                                                       SIX MONTHS
                                                                         ENDED
                                                                     JUNE 30, 2001
                                                                      (UNAUDITED)
                                                                -----------------------
Net asset value, beginning of period ..........................     $      11.80
                                                                    ------------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ........................................             0.08
 Net realized and unrealized gain (loss) on investments
   and foreign currency transactions ..........................            (1.98)
                                                                    ------------
 Total from investment operations .............................            (1.90)
                                                                    ------------
 LESS DISTRIBUTIONS:
 Dividends from net investment income .........................               --
 Dividends in excess of net investment income .................               --
 Distributions from realized gains ............................            (0.03)
                                                                    ------------
 Total dividends and distributions ............................            (0.03)
                                                                    ------------
Net asset value, end of period ................................     $       9.87
                                                                    ============
Total return ..................................................           (16.12)%(b)
                                                                    ============
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) .............................     $     98,276
Ratio of expenses to average net assets after waivers .........             1.01%(a)(c)
Ratio of expenses to average net assets before waivers
(Note 6) ......................................................             1.01%(a)(c)
Ratio of net investment income to average net assets after
waivers .......................................................             1.49%(a)(c)
Ratio of net investment income to average net assets
 before waivers (Note 6) ......................................             1.49%(a)(c)
Portfolio turnover rate .......................................                2%
Effect of voluntary expense limitation during the period:
(Note 6)
 Per share benefit to net investment income. ..................     $         --



                                                                                        CLASS IB
                                                                ---------------------------------------------------------
                                                                                 YEAR ENDED DECEMBER 31,
                                                                ---------------------------------------------------------
                                                                          2000               1999               1998
                                                                          ----               ----               ----
Net asset value, beginning of period ..........................    $     14.87         $    11.85         $    10.00
                                                                   -----------         ----------         ----------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ........................................           0.11               0.10               0.08
 Net realized and unrealized gain (loss) on investments
   and foreign currency transactions ..........................          (2.72)              3.15               1.92
                                                                   -----------         ----------         ----------
 Total from investment operations .............................          (2.61)              3.25               2.00
                                                                   -----------         ----------         ----------
 LESS DISTRIBUTIONS:
 Dividends from net investment income .........................             --              (0.10)             (0.15)
 Dividends in excess of net investment income .................          (0.01)             (0.02)                --
 Distributions from realized gains ............................          (0.45)             (0.11)                --
                                                                   -----------         ----------         ----------
 Total dividends and distributions ............................          (0.46)             (0.23)             (0.15)
                                                                   -----------         ----------         ----------
Net asset value, end of period ................................    $     11.80         $    14.87         $    11.85
                                                                   ===========         ==========         ==========
Total return ..................................................         (17.63)%            27.50%             20.07%
                                                                   ===========         ==========         ==========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) .............................    $    99,467         $   94,451         $   48,075
Ratio of expenses to average net assets after waivers .........           1.01% (c)          0.94% (c)          0.84% (c)
Ratio of expenses to average net assets before waivers
(Note 6) ......................................................           1.04% (c)          1.05% (c)          1.49% (c)
Ratio of net investment income to average net assets after
waivers .......................................................           0.86% (c)          0.96% (c)          1.11% (c)
Ratio of net investment income to average net assets
 before waivers (Note 6) ......................................           0.83% (c)          0.85% (c)          0.46% (c)
Portfolio turnover rate .......................................             12%                 7%                 3%
Effect of voluntary expense limitation during the period:
(Note 6)
 Per share benefit to net investment income. ..................    $        --         $     0.03         $     0.05

EQ ADVISORS TRUST
EQ/JANUS LARGE CAP GROWTH PORTFOLIO:
FINANCIAL HIGHLIGHTS -- (Continued)




                                                                                             CLASS IB
                                                                             -----------------------------------------
                                                                                  SIX MONTHS
                                                                                    ENDED           SEPTEMBER 5, 2000*
                                                                                 JUNE 30,2001               TO
                                                                                 (UNAUDITED)        DECEMBER 31, 2000
                                                                             -------------------   -------------------
Net asset value, beginning of period .....................................        $     8.42          $    10.00
                                                                                   ---------          ----------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment loss .....................................................            (0.01)                  --
 Net realized and unrealized loss on investments .........................            (0.95)               (1.57)
                                                                                   ---------          ----------
 Total from investment operations ........................................            (0.96)               (1.57)
                                                                                   ---------          ----------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ....................................               --#               (0.01)
 Distributions from realized gains .......................................               --#                  --
                                                                             ---------------          ----------
 Total dividends and distributions .......................................               --                (0.01)
                                                                             ---------------          ----------
Net asset value, end of period ...........................................        $    7.46           $     8.42
                                                                             ===============          ==========
Total return .............................................................           (11.39)%(b)          (15.70)%(b)
                                                                             ===============          ==========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ........................................        $ 128,803           $   55,402
Ratio of expenses to average net assets after waivers ....................             1.15%(a)             1.15% (a)
Ratio of expenses to average net assets before waivers (Note 6) ..........             1.26%(a)             1.37% (a)
Ratio of net investment income to average net assets after waivers .......            (0.19)%(a)            0.65% (a)
Ratio of net investment income to average net assets before
waivers (Note 6) .........................................................            (0.30)%(a)            0.43% (a)
Portfolio turnover rate ..................................................               15%                   0%

EQ ADVISORS TRUST
EQ/J.P. MORGAN CORE BOND PORTFOLIO:**
FINANCIAL HIGHLIGHTS -- (Continued)



                                                                                        CLASS IB
                                                             ---------------------------------------------------------------
                                                                 SIX MONTHS                       YEAR ENDED
                                                                    ENDED                        DECEMBER 31,
                                                                JUNE 30, 2001     ------------------------------------------
                                                                 (UNAUDITED)          2000            1999           1998
                                                             ------------------   ------------   -------------   -----------
Net asset value, beginning of period .....................      $   10.51          $   9.92        $  10.57       $  10.00
                                                                ---------           -------         -------        -------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ...................................           0.26              0.54            0.49           0.21
 Net realized and unrealized gain (loss) on
   investments and foreign currency transactions .........           0.05+             0.61           (0.66)          0.70
                                                                ---------           -------         -------        -------
 Total from investment operations ........................           0.31              1.15           (0.17)          0.91
                                                                ---------           -------         -------        -------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ....................             --             (0.56)          (0.48)         (0.21)
 Dividends in excess of net investment income ............             --                --              --          (0.01)
 Distributions from realized gains .......................             --                --              --          (0.11)
 Distributions in excess of realized gains ...............             --                --              --          (0.01)
                                                                ---------           --------        -------        --------
 Total dividends and distributions .......................             --             (0.56)          (0.48)         (0.34)
                                                                ---------           --------        -------        --------
Net asset value, end of period ...........................      $   10.82          $  10.51        $   9.92       $  10.57
                                                                =========           ========        =======        ========
Total return .............................................           2.95%(b)         11.55%          (1.64)%         9.02%
                                                                =========           ========        =======        ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ........................      $ 321,108          $233,916        $156,581       $103,326
Ratio of expenses to average net assets after
 waivers .................................................           0.80% (a)         0.80%           0.80%          0.80%
Ratio of expenses to average net assets before waivers
(Note 6) .................................................           0.81% (a)         0.81%           0.89%          1.03%
Ratio of net investment income to average net
 assets after waivers ....................................           5.56% (a)         5.92%           5.53%          4.95%
Ratio of net investment income to average net
 assets before waivers (Note 6) ..........................           5.55% (a)         5.91%           5.44%          4.72%
Portfolio turnover rate ..................................             82%              185%            233%           428%
Effect of voluntary expense limitation during the period:
(Note 6)
 Per share benefit to net investment income ..............      $      --           $    --         $  0.01       $   0.01

EQ ADVISORS TRUST
EQ/LAZARD SMALL CAP VALUE PORTFOLIO:**
FINANCIAL HIGHLIGHTS -- (Continued)



                                                                                            CLASS IB
                                                                  -------------------------------------------------------------
                                                                      SIX MONTHS
                                                                         ENDED                 YEAR ENDED DECEMBER 31,
                                                                     JUNE 30, 2001     ----------------------------------------
                                                                      (UNAUDITED)          2000           1999          1998
                                                                  ------------------   ------------   -----------   -----------
Net asset value, beginning of period ..........................      $   10.76          $   9.32        $ 9.27        $ 10.00
                                                                     ---------           -------        ------        -------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ........................................           0.01              0.03          0.04           0.02
 Net realized and unrealized gain (loss) on investments
   and foreign currency transactions ..........................           1.09              1.68          0.11          (0.72)
                                                                     ---------           -------        ------        -------
 Total from investment operations .............................           1.10              1.71          0.15          (0.70)
                                                                     ---------           -------        ------        -------
 LESS DISTRIBUTIONS:
 Dividends from net investment income .........................             -- #           (0.02)        (0.04)         (0.03)
 Distributions from realized gains ............................          (0.09)            (0.25)        (0.06)            --
                                                                     ---------           --------       -------       -------
 Total dividends and distributions ............................          (0.09)            (0.27)        (0.10)         (0.03)
                                                                     ---------           --------       -------       -------
Net asset value, end of period ................................      $   11.77          $  10.76        $ 9.32        $  9.27
                                                                     =========           ========       =======       =======
Total return ..................................................          10.04%(b)         18.56%         1.66%         (7.03)%
                                                                     =========           ========       =======       =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) .............................      $ 136,844          $107,433       $72,607       $51,046
Ratio of expenses to average net assets after waivers .........           1.10% (a)         1.12%         1.20%         1.20%
Ratio of expenses to average net assets before waivers
(Note 6) ......................................................           1.11% (a)         1.15%         1.30%         1.54%
Ratio of net investment income to average net assets after
waivers .......................................................           0.26% (a)         0.31%         0.48%         0.52%
Ratio of net investment income to average net assets
before waivers (Note 6) .......................................           0.25% (a)         0.28%         0.39%         0.18%
Portfolio turnover rate .......................................             49%               69%           48%           21%
Effect of voluntary expense limitation during the period:
(Note 6)
 Per share benefit to net investment income ...................      $      --           $    --       $  0.01        $ 0.02

EQ ADVISORS TRUST
EQ/MERCURY BASIC VALUE EQUITY PORTFOLIO:
FINANCIAL HIGHLIGHTS -- (Continued)



                                                                                  CLASS IB
                                                          --------------------------------------------------------
                                                                                   YEAR ENDED DECEMBER 31,
                                                              SIX MONTHS    --------------------------------------
                                                                ENDED                                                MAY 1, 1997*
                                                            JUNE 30, 2001                                                 TO
                                                             (UNAUDITED)        2000         1999         1998     DECEMBER 31, 1997
                                                          ----------------- ------------ ------------ ------------ -----------------
Net asset value, beginning of period ....................    $   13.85       $  13.76     $  12.36     $  11.58       $ 10.00
                                                             ---------        -------      -------      -------       -------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ..................................         0.06           0.21         0.17         0.12         0.06
 Net realized and unrealized gain on investments
  and foreign currency transactions .....................         0.63           1.33         2.15         1.21         1.64
                                                             ---------        -------      -------      -------       -------
 Total from investment operations .......................         0.69           1.54         2.32         1.33         1.70
                                                             ---------        -------      -------      -------       -------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ...................           --          (0.21)       (0.18)       (0.12)       (0.06)
 Distributions from realized gains ......................        (0.33)         (1.24)       (0.74)       (0.43)       (0.05)
 Distributions in excess of realized gains ..............           --             --           --           --        (0.01)
                                                             ---------        --------     --------     --------      -------
 Total dividends and distributions ......................        (0.33)         (1.45)       (0.92)       (0.55)       (0.12)
                                                             ---------        --------     --------     --------      -------
Net asset value, end of period ..........................    $   14.21       $  13.85     $  13.76     $  12.36       $ 11.58
                                                             =========        ========     ========     ========      =======
Total return ............................................         4.95%(b)      11.81%       19.00%       11.59%        16.99%(b)
                                                             =========        ========     ========     ========      =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) .......................    $ 506,355       $392,035     $300,467     $174,104       $49,495
Ratio of expenses to average net assets after waivers....         0.95%(a)       0.92%        0.85%        0.85%         0.85%(a)
Ratio of expenses to average net assets before
waivers (Note 6) ........................................         0.95%(a)       0.93%        0.96%        1.06%         1.89%(a)
Ratio of net investment income to average net assets
after waivers ...........................................         1.01%(a)       1.56%        1.42%        1.41%         1.91%(a)
Ratio of net investment income to average net assets
before waivers (Note 6) .................................         1.01%(a)       1.55%        1.31%        1.20%         0.87%(a)
Portfolio turnover rate .................................           35%            81%          71%          83%           25%
Effect of voluntary expense limitation during the
period: (Note 6)
 Per share benefit to net investment income .............    $      --        $    --     $   0.01     $   0.02       $  0.03



                                      236

EQ ADVISORS TRUST
EQ/MFS EMERGING GROWTH COMPANIES PORTFOLIO:
FINANCIAL HIGHLIGHTS -- (Continued)



                                                                  CLASS IA
                                -----------------------------------------------------------------------------
                                     SIX MONTHS                                            NOVEMBER 24,*
                                       ENDED                                                   1998
                                      JUNE 30,          YEAR ENDED DECEMBER 31,                 TO
                                        2001        --------------------------------       DECEMBER 31,
                                    (UNAUDITED)          2000            1999                  1998
                                ------------------- ------------- ------------------ ------------------------
Net asset value, beginning
 of period ....................    $     20.91        $   27.40      $    16.04           $     14.18
                                   -----------        ---------      ----------           -----------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment
  income(loss) ................           0.04             0.04            0.01                    --
 Net realized and
  unrealized gain (loss)
  on investments and
  foreign currency
  transactions ................          (5.12)           (5.13)          11.83                  1.86
                                   -----------        ---------      ----------           -----------
 Total from investment
  operations ..................          (5.08)           (5.09)          11.84                  1.86
                                   -----------        ---------      ----------           -----------
 LESS DISTRIBUTIONS:
 Dividends from net
  investment income ...........             --               --              --                    --
 Distributions from
  realized gains ..............             --#              --           (0.48)                   --
 Distributions in excess of
  realized gains ..............             --            (1.40)             --                    --
                                   -----------        ---------      ----------           -----------
 Total dividends and
  distributions ...............             --            (1.40)          (0.48)                   --
                                   -----------        ---------      ----------           -----------
Net asset value, end of
period ........................    $     15.83        $   20.91      $    27.40           $     16.04
                                   ===========        =========      ==========           ===========
Total return ..................         (24.28)%(b)      (18.56)%         74.43%                13.12%(b)
                                   ===========        =========      ==========           ===========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000's) .......................    $    53,694        $  72,889      $   46,248           $     5,978
Ratio of expenses to
average net assets
 after waivers ................            N/A             0.70%           0.60%(c)              0.60%(a)(c)
Ratio of expenses to
average net assets
 before waivers (Note 6).......           0.73%(a)         0.70%           0.70%(c)              0.79%(a)(c)
Ratio of net investment
income to average
 net assets after waivers......            N/A             0.15%           0.09%(c)             (0.05)%(a)(c)
Ratio of net investment
income to average
 net assets before waivers
(Note 6) ......................           0.20%(a)         0.14%          (0.01)%(c)            (0.24)%(a)(c)
Portfolio turnover rate .......            165%             203%            184%                   79%
Effect of voluntary
expense limitation
 during the period:
 (Note 6)
 Per share benefit to net
 investment income ............    $        --        $      --      $     0.01           $        --



                                                                          CLASS IB
                                ---------------------------------------------------------------------------------------------
                                      SIX MONTHS
                                        ENDED
                                       JUNE 30,                     YEAR ENDED DECEMBER 31,                   MAY 1, 1997*
                                         2001         ----------------------------------------------------         TO
                                     (UNAUDITED)            2000             1999              1998         DECEMBER 31, 1997
                                --------------------- --------------- ----------------- ------------------ ------------------
Net asset value, beginning
 of period ....................     $     20.78         $    27.33     $    16.04         $   11.92           $    10.00
                                    -----------          ---------        -------           -------           ----------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment
  income(loss) ................           (0.01)             (0.02)         (0.02)            (0.03)                0.02
 Net realized and
  unrealized gain (loss)
  on investments and
  foreign currency
  transactions ................           (5.05)             (5.13)         11.79              4.15                 2.21
                                    -----------          ---------        -------           -------           ----------
 Total from investment
  operations ..................           (5.06)             (5.15)         11.77              4.12                 2.23
                                    -----------          ---------        -------           -------           ----------
 LESS DISTRIBUTIONS:
 Dividends from net
  investment income ...........              --                 --             --                --                (0.02)
 Distributions from
  realized gains ..............              --#                --          (0.48)               --                (0.18)
 Distributions in excess of
  realized gains ..............              --              (1.40)            --                --                (0.11)
                                    -----------          ---------        -------           -------           ----------
 Total dividends and
  distributions ...............              --              (1.40)         (0.48)               --                (0.31)
                                    -----------          ---------        -------           -------           ----------
Net asset value, end of
period ........................     $     15.72         $    20.78        $ 27.33         $   16.04           $    11.92
                                    ===========          =========        =======           =======           ==========
Total return ..................          (24.33)%(b)        (18.83)%        73.62%            34.57%               22.42%(b)
                                    ===========          =========        =======           =======           ==========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000's) .......................     $ 1,635,352         $2,142,512     $1,665,635         $ 461,307           $   99,317
Ratio of expenses to
average net assets
 after waivers ................             N/A               0.95%          0.85%(c)          0.85%(c)             0.85%(a)
Ratio of expenses to
average net assets
 before waivers (Note 6).......            0.98%(a)           0.95%          0.95%(c)          1.04%(c)             1.82%(a)
Ratio of net investment
income to average
 net assets after waivers......             N/A              (0.11)%        (0.16)%(c)        (0.30)%(c)            0.61%(a)
Ratio of net investment
income to average
 net assets before waivers
(Note 6) ......................           (0.05)%(a)         (0.11)%        (0.26)%(c)        (0.49)%(c)           (0.36)%(a)
Portfolio turnover rate .......             165%               203%           184%               79 %                116%
Effect of voluntary
expense limitation
 during the period:
 (Note 6)
 Per share benefit to net
 investment income ............     $        --          $      --     $     0.01           $  0.02             $   0.04

EQ ADVISORS TRUST
EQ/MFS INVESTORS TRUST PORTFOLIO:***
FINANCIAL HIGHLIGHTS -- (Continued)




                                                                                                 CLASS IB
                                                                             -------------------------------------------------
                                                                                  SIX MONTHS
                                                                                    ENDED
                                                                                   JUNE 30,          YEAR ENDED DECEMBER 31,
                                                                                     2001          ---------------------------
                                                                                 (UNAUDITED)            2000           1999
                                                                             -------------------   -------------   -----------
Net asset value, beginning of period .....................................         $  10.72          $  10.84      $  10.00
                                                                                   --------           -------       --------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ...................................................             0.02              0.04          0.04
 Net realized and unrealized gain (loss) on investments and foreign
   currency transactions .................................................            (1.13)            (0.12)         0.84
                                                                                   --------           -------       --------
 Total from investment operations ........................................            (1.11)            (0.08)         0.88
                                                                                   --------           -------       --------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ....................................               --#            (0.04)        (0.04)
                                                                                   --------           -------       --------
Net asset value, end of period ...........................................         $   9.61          $  10.72      $  10.84
                                                                                   ========           =======       ========
Total return .............................................................           (10.35)%(b)        (0.77)%        8.76%
                                                                                   ========           =======       ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ........................................         $239,808          $223,078      $109,828
Ratio of expenses to average net assets after waivers ....................             0.95%(a)          0.93%         0.85%
Ratio of expenses to average net assets before waivers (Note 6) ..........             0.95%(a)          0.96%         1.16%
Ratio of net investment income to average net assets after waivers .......             0.55%(a)          0.45%         0.80%
Ratio of net investment income to average net assets before waivers
(Note 6) .................................................................             0.55%(a)          0.42%         0.49%
Portfolio turnover rate ..................................................               36%               65%           64%
Effect of voluntary expense limitation during the period: (Note 6)
 Per share benefit to net investment income ..............................         $     --          $     --      $   0.01

EQ ADVISORS TRUST
EQ/MFS RESEARCH PORTFOLIO:
FINANCIAL HIGHLIGHTS -- (Continued)




                                                                                   CLASS IB
                                                ------------------------------------------------------------------------------
                                                     SIX MONTHS
                                                       ENDED
                                                      JUNE 30,              YEAR ENDED DECEMBER 31,            MAY 1, 1997*
                                                        2001        ---------------------------------------         TO
                                                    (UNAUDITED)          2000         1999         1998      DECEMBER 31, 1997
                                                ------------------- ------------- ------------ ------------ ------------------
Net asset value, beginning of period ..........    $    14.71          $ 17.06      $ 14.21      $ 11.48       $   10.00
                                                   ----------          -------      -------      -------       ---------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ........................          0.01               --         0.02         0.04            0.02
 Net realized and unrealized gain (loss)
   on investments and foreign currency
   transactions ...............................         (1.96)           (0.91)        3.24         2.73            1.58
                                                   ----------          -------      -------      -------       ---------
 Total from investment operations .............         (1.95)           (0.91)        3.26         2.77            1.60
                                                   ----------          -------      -------      -------       ---------
 LESS DISTRIBUTIONS:
 Dividends from net investment income .........            --            (0.03)       (0.02)       (0.04)          (0.02)
 Distributions from realized gains ............         (0.29)           (1.41)       (0.39)          --           (0.01)
 Distributions in excess of realized gains.....            --               --            --          --           (0.09)
                                                   ----------          -------      --------     --------      ---------
 Total dividends and distributions ............         (0.29)           (1.44)       (0.41)       (0.04)          (0.12)
                                                   ----------          -------      --------     --------      ---------
Net asset value, end of period ................    $    12.47          $ 14.71      $ 17.06      $ 14.21       $   11.48
                                                   ==========          =======      ========     ========      =========
Total return ..................................        (13.22)%(b)       (5.25)%      23.12%       24.11%          16.07%(b)
                                                   ==========          =======      ========     ========      =========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) .............    $  787,739          $878,120    $685,270     $407,619       $ 114,754
Ratio of expenses to average net assets
 after waivers ................................          0.95%(a)         0.92%        0.85%        0.85%           0.85%(a)
Ratio of expenses to average net assets
 before waivers (Note 6) ......................          0.98%(a)         0.94%        0.96%        1.05%           1.78%(a)
Ratio of net investment income to average
 net assets after waivers .....................          0.09%(a)        (0.05)%       0.12%        0.44%           0.65%(a)
Ratio of net investment income to average
 net assets before waivers (Note 6) ...........          0.06%(a)        (0.08)%       0.01%        0.24%          (0.28)%(a)
Portfolio turnover rate .......................            48%              92%          91%          73%             51%
Effect of voluntary expense limitation
 during the period: (Note 6)
 Per share benefit to net investment
 income .......................................    $       --          $    --      $  0.01     $   0.02       $    0.03

EQ ADVISORS TRUST
EQ/MORGAN STANLEY EMERGING MARKETS EQUITY PORTFOLIO:
FINANCIAL HIGHLIGHTS -- (Continued)



                                                                                   CLASS IB
                                                -------------------------------------------------------------------------------
                                                    SIX MONTHS
                                                       ENDED                YEAR ENDED DECEMBER 31,           AUGUST 20, 1997*
                                                   JUNE 30, 2001   -----------------------------------------         TO
                                                    (UNAUDITED)         2000          1999          1998      DECEMBER 31, 1997
                                                ------------------ ------------- ------------- ------------- ------------------
Net asset value, beginning of period ..........      $    5.93        $  11.22      $   5.79     $  7.96           $ 10.00
                                                      --------        --------      --------     -------           -------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (loss) .................           0.02           (0.08)        (0.01)       0.03              0.04
 Net realized and unrealized gain (loss)
   on investments and foreign currency
   transactions ...............................          (0.32)          (4.37)         5.55       (2.18)            (2.06)
                                                      --------        --------      --------     -------           -------
 Total from investment operations .............          (0.30)          (4.45)         5.54       (2.15)            (2.02)
                                                      --------        --------      --------     -------           -------
 LESS DISTRIBUTIONS:
 Dividends from net investment income .........             --              --            --       (0.02)            (0.02)
 Distributions from realized gains ............          (0.01)          (0.12)        (0.11)         --                --
 Distributions in excess of realized gains.....             --           (0.72)           --          --                --
                                                      --------        --------      --------     -------           -------
 Total dividends and distributions ............          (0.01)          (0.84)        (0.11)      (0.02)            (0.02)
                                                      --------        --------      --------     -------           -------
Net asset value, end of period ................      $    5.62        $   5.93      $  11.22     $  5.79           $  7.96
                                                      ========        ========      ========     =======           =======
Total return ..................................          (5.09)%(b)     (40.12)%       95.82 %    (27.10)%          (20.16)%(b)
                                                      ========        ========      ========    ========           =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) .............      $ 205,200        $198,044      $191,581     $41,359           $21,433
Ratio of expenses to average net assets
 after waivers ................................           1.79%(a)        1.75 %        1.75%       1.75%             1.75%(a)
Ratio of expenses to average net assets
 before waivers (Note 6) ......................           1.79 %(a)       1.92 %        2.38%       2.63%             2.61%(a)
Ratio of net investment income to average
 net assets after waivers .....................           0.59%(a)       (0.86)%       (0.18)%      0.73%             1.96%(a)
Ratio of net investment income to average
 net assets before waivers (Note 6) ...........           0.59 %(a)      (0.99)%       (0.82)%     (0.09)%            1.10%(a)
Portfolio turnover rate .......................             79 %            95 %         138%        114%               25%
Effect of voluntary expense limitation
 during the period: (Note 6)
 Per share benefit to net investment
   income .....................................       $     --         $  0.01      $   0.02     $  0.03           $  0.02

EQ ADVISORS TRUST
EQ/PUTNAM GROWTH & INCOME VALUE PORTFOLIO:
FINANCIAL HIGHLIGHTS -- (Continued)




                                                                                  CLASS IB
                                                -----------------------------------------------------------------------------
                                                    SIX MONTHS
                                                       ENDED
                                                     JUNE 30,              YEAR ENDED DECEMBER 31,            MAY 1, 1997*
                                                       2001        ---------------------------------------         TO
                                                    (UNAUDITED)        2000          1999         1998      DECEMBER 31, 1997
                                                ------------------ ------------ ------------- ------------ ------------------
Net asset value, beginning of period ..........       $  12.22      $  11.56      $  12.77     $  11.52      $  10.00
                                                      --------       -------       -------      -------       -------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ........................          0.05           0.12          0.16         0.11          0.06
 Net realized and unrealized gain (loss)
   on investments and foreign currency
   transactions ...............................         (0.29)          0.66         (0.34)        1.35          1.56
                                                      --------       -------       -------      -------       -------
 Total from investment operations .............         (0.24)          0.78         (0.18)        1.46          1.62
                                                      --------       -------       -------      -------       -------
 LESS DISTRIBUTIONS: ..........................
 Dividends from net investment income .........            --#         (0.12)       (0.16)        (0.11)        (0.06)
 Distributions from realized gains ............            --             --        (0.74)           --         (0.01)
 Distributions in excess of realized gains.....            --             --        (0.13)        (0.10)        (0.03)
                                                      --------       --------      -------      --------      -------
 Total dividends and distributions ............            --          (0.12)       (1.03)        (0.21)        (0.10)
                                                      --------       --------      -------      --------      -------
Net asset value, end of period ................       $  11.98      $  12.22     $  11.56      $  12.77      $  11.52
                                                      ========       ========      =======      ========      =======
Total return ..................................          (1.86)%(b)     6.69%       (1.27)%       12.75%        16.23%(b)
                                                      ========       ========      =======    ==========      =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) .............       $584,810      $564,610     $544,271      $460,744      $150,260
Ratio of expenses to average net assets
after waivers .................................           0.95%(a)      0.92%        0.85%         0.85%         0.85%(a)
Ratio of expenses to average net assets
before waivers (Note 6) .......................           0.95%(a)      0.92%        0.95%         1.04%         1.75%(a)
Ratio of net investment income to average
net assets after waivers ......................           0.92%(a)      1.05%        1.29%         1.30%         1.67%(a)
Ratio of net investment income to average
net assets before waivers (Note 6) ............           0.92%(a)      1.05%        1.19%         1.11%         0.77%(a)
Portfolio turnover rate .......................             72%           87%          77%           74%           61%
Effect of voluntary expense limitation
during the period: (Note 6) ...................
 Per share benefit to net investment
   income .....................................       $     --      $     --     $   0.01      $   0.02      $  0.03

EQ ADVISORS TRUST
EQ/PUTNAM INTERNATIONAL EQUITY PORTFOLIO:
FINANCIAL HIGHLIGHTS -- (Continued)




                                                                                   CLASS IB
                                                ------------------------------------------------------------------------------
                                                     SIX MONTHS
                                                       ENDED
                                                      JUNE 30,              YEAR ENDED DECEMBER 31,            MAY 1, 1997*
                                                        2001        ---------------------------------------         TO
                                                    (UNAUDITED)          2000         1999         1998      DECEMBER 31, 1997
                                                ------------------- ------------- ------------ ------------ ------------------
Net asset value, beginning of period ..........    $    13.44         $  19.35     $  13.01     $  10.89       $  10.00
                                                   ----------         --------      -------      -------         -------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ........................          0.08             0.27         0.07         0.05           0.03
 Net realized and unrealized gain (loss)
   on investments and foreign currency
   transactions ...............................         (2.05)           (2.71)        7.69         2.07           0.93
                                                   ----------         --------      -------      -------         -------
 Total from investment operations .............         (1.97)           (2.44)        7.76         2.12           0.96
                                                   ----------         --------      -------      -------         -------
 LESS DISTRIBUTIONS:
 Dividends from net investment income .........            --            (0.12)       (0.13)          --          (0.02)
 Dividends in excess of net investment
   income .....................................            --            (0.07)       (0.22)          --             --
 Distributions from realized gains ............         (0.02)           (3.07)       (1.07)          --          (0.01)
 Distributions in excess of realized gains.....            --            (0.21)          --           --          (0.04)
                                                   ----------         --------      --------     --------        -------
 Total dividends and distributions ............         (0.02)           (3.47)       (1.42)          --          (0.07)
                                                   ----------         --------      --------     --------        -------
Net asset value, end of period ................    $    11.45         $  13.44     $  19.35     $  13.01       $  10.89
                                                   ==========         ========      ========     ========        =======
Total return ..................................        (14.65)%(b)      (12.33)%      60.24%       19.51%          9.58%(b)
                                                   ==========         ========      ========     ========        =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) .............    $  344,438         $357,232     $299,159     $143,721       $ 55,178
Ratio of expenses to average net assets
after waivers .................................          1.25%(a)         1.23%        1.20%        1.20%          1.20%(a)
Ratio of expenses to average net assets
before waivers (Note 6) .......................          1.25%(a)         1.27%        1.26%        1.46%          2.53%(a)
Ratio of net investment income to average
net assets after waivers ......................          1.26%(a)         1.01%        0.54%        0.64%          0.74%(a)
Ratio of net investment income to average
net assets before waivers (Note 6) ............          1.26%(a)         0.98%        0.48%        0.38 %        (0.59)%(a)
Portfolio turnover rate .......................            53%             112%         119%          94%            43%
Effect of voluntary expense limitation
during the period: (Note 6)
 Per share benefit to net investment
   income .....................................    $       --         $   0.01     $   0.01     $   0.02       $   0.05

EQ ADVISORS TRUST
EQ/PUTNAM INVESTORS GROWTH PORTFOLIO:
FINANCIAL HIGHLIGHTS -- (Continued)




                                                                                   CLASS IB
                                                -------------------------------------------------------------------------------
                                                     SIX MONTHS
                                                       ENDED
                                                      JUNE 30,              YEAR ENDED DECEMBER 31,             MAY 1, 1997*
                                                        2001        ----------------------------------------         TO
                                                    (UNAUDITED)          2000          1999         1998      DECEMBER 31, 1997
                                                ------------------- ------------- ------------- ------------ ------------------
Net asset value, beginning of period ..........    $    17.24         $  21.41      $  16.79      $  12.33      $   10.00
                                                   ----------         --------       -------       -------      ---------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (loss) .................            --            (0.04)        (0.03)         0.01           0.02
 Net realized and unrealized gain (loss)
   on investments and foreign currency
   transactions ...............................         (2.58)           (3.70)         5.09          4.46           2.45
                                                   ----------         --------       -------       -------      ---------
 Total from investment operations .............         (2.58)           (3.74)         5.06          4.47           2.47
                                                   ----------         --------       -------       -------      ---------
 LESS DISTRIBUTIONS:
 Dividends from net investment income .........            --               --            --        (0.01)          (0.03)
 Distributions from realized gains ............            --            (0.03)        (0.44)          --           (0.04)
 Distributions in excess of realized gains.....            --            (0.40)           --           --           (0.07)
                                                   ----------         --------       -------       -------      ---------
 Total dividends and distributions ............            --            (0.43)        (0.44)       (0.01)          (0.14)
                                                   ----------         --------       -------       -------      ---------
Net asset value, end of period ................    $    14.66         $  17.24      $  21.41      $  16.79      $   12.33
                                                   ==========         ========       =======       =======      =========
Total return ..................................        (14.97)%(b)      (17.79)%       30.24%        36.27%         24.70%(b)
                                                   ==========         ========       =======       =======      =========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) .............    $  348,768         $397,968      $384,175      $175,015      $  39,695
Ratio of expenses to average net assets
after waivers .................................          0.95%(a)         0.95%         0.93%         0.85%          0.85%(a)
Ratio of expenses to average net assets
before waivers (Note 6) .......................          0.98%(a)         0.97%         0.98%         1.09%          2.13%(a)
Ratio of net investment income to average
net assets after waivers ......................         (0.03)%(a)       (0.25)%       (0.20)%        0.14 %         0.58%(a)
Ratio of net investment income to average
net assets before waivers (Note 6) ............         (0.06)%(a)       (0.23)%       (0.25)%       (0.10)%        (0.70)%(a)
Portfolio turnover rate .......................            42%              81%           76%           64%            47%
Effect of voluntary expense limitation
 during the period: (Note 6)
 Per share benefit to net investment
 income .......................................    $       --         $     --      $   0.01      $   0.02      $    0.05

EQ ADVISORS TRUST
EQ/SMALL COMPANY INDEX PORTFOLIO:**
FINANCIAL HIGHLIGHTS -- (Continued)



                                                                                   CLASS IB
                                                            ------------------------------------------------------
                                                                SIX MONTHS           YEAR ENDED DECEMBER 31,
                                                                   ENDED       -----------------------------------
                                                               JUNE 30, 2001
                                                                (UNAUDITED)        2000        1999        1998
                                                            ------------------ ----------- ----------- -----------
Net asset value, beginning of period ......................    $    9.03         $ 10.85    $  9.56     $ 10.00
                                                               ---------         -------     -------     -------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ....................................         0.05            0.09       0.09        0.07
 Net realized and unrealized gain (loss) on
   investments and foreign currency transactions ..........         0.54           (0.55)      1.85       (0.30)
                                                               ---------         -------     -------     -------
 Total from investment operations .........................         0.59           (0.46)      1.94       (0.23)
                                                               ---------         -------     -------     -------
 LESS DISTRIBUTIONS:
 Dividends from net investment income .....................           --           (0.08)     (0.09)      (0.07)
 Distributions from realized gains ........................        (0.02)          (1.28)     (0.56)      (0.13)
 Distributions in excess of realized gains ................           --              --         --       (0.01)
                                                               ---------         -------     -------     -------
 Total dividends and distributions ........................        (0.02)          (1.36)     (0.65)      (0.21)
                                                               ---------         -------     -------     -------
Net asset value, end of period ............................    $    9.60         $  9.03    $ 10.85     $  9.56
                                                               =========         =======     =======     =======
Total return ..............................................         6.42%(b)       (3.43)%    20.68%      (2.27)%
                                                               =========         =======     =======     =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) .........................    $  80,635         $72,747    $59,931     $32,609
Ratio of expenses to average net assets after waivers .....         0.76% (a)       0.75%      0.71%       0.60%
Ratio of expenses to average net assets before
 waivers (Note 6) .........................................         0.79% (a)       0.93%      1.20%       1.81%
Ratio of net investment income to average net
 assets after waivers .....................................         0.63%(a)        0.73%      1.11%       1.18%
Ratio of net investment income to average net assets
 before waivers (Note 6) ..................................         0.60% (a)       0.55%      0.62%      (0.03)%
Portfolio turnover rate ...................................            4%             59%        59%         35%
Effect of voluntary expense limitation during
 the period: (Note 6)
 Per share benefit to net investment income ...............    $      --         $  0.02    $  0.04     $  0.07

EQ ADVISORS TRUST
EQ/T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO:
FINANCIAL HIGHLIGHTS -- (Concluded)



                                                                               CLASS IB
                                                      -----------------------------------------------------------
                                                           SIX MONTHS
                                                             ENDED                YEAR ENDED DECEMBER 31,            MAY 1, 1997*
                                                         JUNE 30, 2001    ---------------------------------------         TO
                                                          (UNAUDITED)          2000         1999         1998      DECEMBER 31, 1997
                                                      ------------------- ------------- ------------ ------------ ------------------
Net asset value, beginning of period ................      $  10.70         $  14.42     $  11.10     $   9.85         $ 10.00
                                                           --------         --------      -------      -------         -------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ..............................         0.04              0.01         0.06         0.06           0.02
 Net realized and unrealized gain (loss) on
  investments and foreign currency
  transactions ......................................        (1.75)            (2.74)        3.46         1.28          (0.17)
                                                           --------         --------      -------      -------         -------
 Total from investment operations ...................        (1.71)            (2.73)        3.52         1.34          (0.15)
                                                           --------         --------      -------      -------         -------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ...............           --                --        (0.05)       (0.07)            --
 Dividends in excess of net investment
  income ............................................           --                --           --        (0.02)            --
 Distributions from realized gains ..................           --#            (0.89)          --           --             --
 Distributions in excess of realized gains ..........           --             (0.10)       (0.15)          --             --
                                                      -------------         --------      --------     --------        -------
 Total dividends and distributions ..................           --             (0.99)       (0.20)       (0.09)            --
                                                      -------------         --------      --------     --------        -------
Net asset value, end of period ......................      $   8.99         $  10.70     $  14.42     $  11.10         $ 9.85
                                                      =============         ========      ========     ========        =======
Total return ........................................        (15.96)%(b)      (18.70)%      31.92%       13.68%         (1.49)%(b)
                                                      =============         ========      ========     ========        =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ...................      $201,891         $223,631     $214,899     $134,653        $69,572
Ratio of expenses to average net assets after
 waivers ............................................          1.25%(a)         1.24%        1.20%        1.20%          1.20%(a)
Ratio of expenses to average net assets before
 waivers (Note 6) ...................................          1.25%(a)         1.24%        1.29%        1.40%          2.56%(a)
Ratio of net investment income to average net
 assets after waivers ...............................          0.90%(a)         0.08%        0.51%        0.67%          0.45%(a)
Ratio of net investment income to average net
 assets before waivers (Note 6) .....................          0.90%(a)         0.07%        0.42%        0.47 %        (0.91)%(a)
Portfolio turnover rate .............................            14%              48%          25%          22%            17%
Effect of voluntary expense limitation during
 the period: (Note 6)
 Per share benefit to net investment income .........      $     --         $     --     $   0.01      $  0.02        $  0.05

---------
*    Commencement of Operations. ** Commenced operations on January 1, 1998.

***  Commenced operations on January 1, 1999.

+ The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.

#    Per share distribution is less than $0.01.

(a)  Annualized.

(b)  Total return is not annualized.

(c) Reflects overall fund ratios for investment income and non-class specific expense.

(d) On October 18, 1999, this Portfolio received, through a substitution transaction, the assets and liabilities of the Hudson River Trust Portfolio that followed the same investment objectives as this Portfolio. The information from January 1, 1999 through October 17, 1999 is that of the predecessor Hudson River Trust Portfolio. Information for the year ended December 31, 1999 includes the results of operations of the predecessor Hudson River Trust Portfolio from January 1, 1999 through October 17, 1999.

(e) For periods through December 31, 2000, net investment income and capital changes per share were based on average shares outstanding.


(f) Net investment income and capital changes per share are based on average shares outstanding.

(g) On May 19, 2001, this Portfolio received, through a substitution transaction, the assets and liabilities of the Alliance Conservative Investors Portfolio, EQ/Evergreen Foundation Portfolio, EQ/Putnam Balanced Portfolio, and Mercury World Strategy Portfolio that followed the same investment objectives as this Portfolio. The information from January 1, 2001 through May 18, 2001 is that of the predecessor Alliance Conservative Investors Portfolio, EQ/ Evergreen Foundation Portfolio, EQ/Putnam Balanced Portfolio and Mercury World Strategy Portfolio. Information for the period ended June 30, 2001 includes the results of operations of the predecessor Portfolios from January 1, 2001 through May 18, 2001.

(h) On May 19, 2001, this Portfolio received, through a merger transaction, the assets and liabilities of the EQ/T. Rowe Price Equity Income Portfolio that followed the same objectives as this Portfolio. The information from January 1, 2001 through May 18, 2001 is that of the predecessor EQ/T.Rowe Price Equity Income Portfolio. Information for the period ended June 30, 2001 includes the results of operations of the predecessor EQ/ T. Rowe Price Equity Income Portfolio from January 1, 2001 through May 18, 2001.

EQ ADVISORS TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2001 (Unaudited)

Note 1 Organization and Significant Accounting Policies

     EQ Advisors Trust (the "Trust") was organized as a Delaware business trust on October 31, 1996 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company with thirty-seven diversified portfolios and two non-diversified portfolios (each a "Portfolio"). The non-diversified Portfolios are: the EQ/Lazard Small Cap Value Portfolio (formerly known as Lazard Small Cap Portfolio) and EQ/Morgan Stanley Emerging Markets Equity Portfolio (formerly known as Morgan Stanley Emerging Markets Equity Portfolio).

     The EQ/Aggressive Stock and EQ/Balanced Portfolios employ multiple Advisers. Each of the Advisers independently chooses and maintains a portfolio of common stocks for the Portfolio and each is responsible for investing a specific allocated portion of the Portfolio's assets.

     The Trust has the right to issue two classes of shares, Class IA and Class IB. As of and during the six months ended June 30, 2001, the Trust had Class IB shares outstanding for each Portfolio. In addition, as of and during the six months ended June 30, 2001, the Trust had Class IA shares outstanding for certain Portfolios as shown in the Statements of Assets and Liabilities. The Class IB shares are subject to distribution fees imposed under a distribution plan ("Distribution Plan") adopted pursuant to Rule 12b-1 under the 1940 Act. Under the Trust's multiple class distribution system, both classes of shares have identical voting, dividend, liquidation and other rights, other than the payment of distribution fees under the Distribution Plan. The Trust's shares are currently sold only to insurance company separate accounts in connection with variable life insurance contracts and variable annuity certificates and contracts issued by The Equitable Life Assurance Society of the United States ("Equitable") and Equitable of Colorado, Inc. ("EOC") as well as insurance companies that are not affiliated with Equitable or EOC and to The Equitable Investment Plan for Employees, Managers and Agents.

     The investment objectives and certain investment policies of each Portfolio are as follows:

     EQ/Aggressive Stock Portfolio (advised by Alliance Capital Management, L.P. ("Alliance"), Marsico Capital Management, LLC, MFS Investment Management and Provident Investment Counsel, Inc.) -- Seeks to achieve long-term growth of capital.

     EQ/Alliance Common Stock Portfolio (formerly known as Alliance Common Stock Portfolio) (advised by Alliance) -- Seeks to achieve long-term growth of capital and increased income.

     EQ/Alliance Global Portfolio (formerly known as Alliance Global Portfolio) (advised by Alliance) -- Seeks long-term growth of capital.

     EQ/Alliance Growth and Income Portfolio (formerly known as Alliance Growth and Income Portfolio) (advised by Alliance) -- Seeks to provide a high total return through investments primarily in dividend paying stocks of good quality, although the Portfolio also may invest in fixed-income and convertible securities.

     EQ/Alliance Growth Investors Portfolio (formerly known as Alliance Growth Investors Portfolio) (advised by Alliance) -- Seeks to achieve the highest total return consistent with the Adviser's determination of reasonable risk.

     EQ/Alliance High Yield Portfolio (formerly known as Alliance High Yield Portfolio) (advised by Alliance) -- Seeks to achieve a high total return through a combination of current income and capital appreciation by investing generally in high yield securities.

     EQ/Alliance Intermediate Government Securities Portfolio (formerly known as Alliance Intermediate Government Securities Portfolio) (advised by Alliance) -- Seeks to achieve high current income consistent with relative stability of principal through investment primarily in debt securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies or instrumentalities.

EQ ADVISORS TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
JUNE 30, 2001 (Unaudited)


     EQ/Alliance International Portfolio (formerly known as Alliance International Portfolio) (advised by Alliance) -- Seeks long-term growth of capital by investing primarily in a diversified portfolio of equity securities selected principally to permit participation in non-U.S. companies with prospects for growth.

     EQ/Alliance Money Market Portfolio (formerly known as Alliance Money Market Portfolio) (advised by Alliance) -- Seeks to obtain a high level of current income, preserve its assets and maintain liquidity.

     EQ/Alliance Premier Growth Portfolio (advised by Alliance) -- Seeks long-term growth of capital by primarily investing in equity securities of a limited number of large, carefully selected, high-quality United States companies that are judged, by the Adviser, likely to achieve superior earnings growth.

     EQ/Alliance Quality Bond Portfolio (formerly known as Alliance Quality Bond Portfolio) (advised by Alliance) -- Seeks to achieve high current income consistent with preservation of capital by investing primarily in investment grade fixed income securities.

     EQ/Alliance Small Cap Growth Portfolio (formerly known as Alliance Small Cap Growth Portfolio) (advised by Alliance) -- Seeks to achieve long-term growth of capital.

     EQ/Alliance Technology Portfolio (advised by Alliance) -- Seeks to achieve growth of capital. Current income is incidental to the Portfolio's objective.

     EQ/AXP New Dimensions Portfolio (advised by American Express Financial Corp.) -- Seeks long-term growth of capital.

     EQ/AXP Strategy Aggressive Portfolio (advised by American Express Financial Corp.) -- Seeks long-term growth of capital.

     EQ/Balanced Portfolio (advised by Alliance, Capital Guardian Trust Company, Prudential Investments Fund Management LLC and Jennison Associates
LLC) -- Seeks to achieve a high return through both appreciation of capital and current income.

     EQ/Bernstein Diversified Value Portfolio (formerly known as Lazard Large Cap Value Portfolio) (advised by Alliance) -- Seeks capital appreciation by investing primarily in equity securities of companies with relatively large market capitalizations that appear to the Adviser to be inexpensively priced relative to the return on total capital or equity.

     EQ/Calvert Socially Responsible Portfolio (formerly known as Calvert Socially Responsible Portfolio) (advised by Calvert Asset Management Company, Inc. and Brown Capital Management, Inc.) -- Seeks long-term capital appreciation.

     EQ/Capital Guardian International Portfolio (formerly known as Capital Guardian International Portfolio) (advised by Capital Guardian Trust Company) -- Seeks to achieve long-term growth of capital by investing primarily in non-United States equity securities.

     EQ/Capital Guardian Research Portfolio (formerly known as Capital Guardian Research Portfolio) (advised by Capital Guardian Trust Company) -- Seeks long-term growth of capital.

     EQ/Capital Guardian U.S. Equity Portfolio (formerly known as Capital Guardian U.S. Equity Portfolio) (advised by Capital Guardian Trust Company) -- Seeks long-term growth of capital.

     EQ/Equity 500 Index Portfolio (formerly known as EQ Equity 500 Index Portfolio) (advised by Alliance) -- Seeks a total return before expenses that approximates the total return performance of the Standard & Poor's 500 Index, including reinvestment of dividends, at a risk level consistent with that of the S&P 500 Index.

     EQ/Evergreen Omega Portfolio (formerly known as EQ/Evergreen Portfolio) (advised by Evergreen Investment Management Company LLC) -- Seeks long-term capital growth.

EQ ADVISORS TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
JUNE 30, 2001 (Unaudited)


     EQ/FI Mid Cap Portfolio (formerly known as FI Mid Cap Portfolio) (advised by Fidelity Management & Research Company) -- Seeks long-term growth of capital.

     EQ/FI Small/Mid Cap Value Portfolio (formerly known as FI Small/Mid Cap Value Portfolio) (advised by Fidelity Management & Research Company) -- Seeks long-term capital appreciation.

     EQ/International Equity Index Portfolio (formerly known as EQ International Equity Index Portfolio) (advised by Deutsche Asset Management Inc.) -- Seeks to replicate as closely as possible (before deduction of Portfolio expenses) the total return of the MSCI EAFE Index.

     EQ/Janus Large Cap Growth Portfolio (advised by Janus Capital Corp.) -- Seeks long-term growth of capital in a manner consistent with the preservation of capital.

     EQ/J.P. Morgan Core Bond Portfolio (formerly known as J.P. Morgan Core Bond Portfolio) (advised by J.P. Morgan Investment Management Inc.) -- Seeks to provide a high total return consistent with moderate risk of capital and maintenance of liquidity.

     EQ/Lazard Small Cap Value Portfolio (advised by Lazard Asset Management) -- Seeks capital appreciation by investing in equity securities of U.S. companies with small market capitalizations (i.e., companies in the range of companies represented in the Russell 2000 Index) that the Adviser considers inexpensively priced relative to the return on total capital or equity.

     EQ/Mercury Basic Value Equity Portfolio (formerly known as Mercury Basic Value Equity Portfolio) (advised by Mercury Advisors) -- Seeks capital appreciation and secondarily, income by investing in securities, primarily equities, that the Adviser believes are undervalued and therefore represent basic investment value.

     EQ/MFS Emerging Growth Companies Portfolio (formerly known as MFS Emerging Growth Companies Portfolio) (advised by MFS Investment Management) -- Seeks to provide long-term capital growth.

     EQ/MFS Investors Trust Portfolio (formerly known as MFS Growth with Income Portfolio) (advised by MFS Investment Management) -- Seeks long-term growth of capital with a secondary objective to seek reasonable current income.

     EQ/MFS Research Portfolio (formerly known as MFS Research Portfolio) (advised by MFS Investment Management) -- Seeks to provide long-term growth of capital and future income.

     EQ/Morgan Stanley Emerging Markets Equity Portfolio (advised by Morgan Stanley Asset Management, Inc.) -- Seeks long-term capital appreciation by investing primarily in equity securities of issuers in emerging market countries.

     EQ/Putnam Growth & Income Value Portfolio (advised by Putnam Investment Management, LLC) -- Seeks capital growth. Current income is a secondary objective.

     EQ/Putnam International Equity Portfolio (advised by Putnam Investment Management, LLC) -- Seeks capital appreciation.

     EQ/Putnam Investors Growth Portfolio (advised by Putnam Investment Management, LLC) -- Seeks long-term growth of capital and any increased income that results from this growth.

     EQ/Small Company Index Portfolio (formerly known as EQ Small Company Index Portfolio) (advised by Deutsche Asset Management Inc.) -- Seeks to replicate as closely as possible (before the deduction of Portfolio expenses) the total return of the Russell 2000 Index.

     EQ/T. Rowe Price International Stock Portfolio (formerly known as T. Rowe Price International Stock Portfolio) (advised by T. Rowe Price International, Inc.) -- Seeks long-term growth of capital through investment primarily in common stocks of established non-U.S. companies.

EQ ADVISORS TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
JUNE 30, 2001 (Unaudited)


     The following is a summary of the significant accounting policies of the
Trust:

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Valuation:

     Stocks listed on national securities exchanges or included on the NASDAQ stock market are valued at the last sale price, or, if there is no sale, at the latest available bid price. Other unlisted stocks are valued at their last sale price or, if no reported sale occurs during the day, at a bid price estimated by a broker.

     Convertible preferred stocks listed on national securities exchanges or included on the NASDAQ stock market are valued as of their last sale price or, if there is no sale, at the latest available bid price.

     Convertible bonds and unlisted convertible preferred stocks are valued at bid prices obtained from one or more of the major dealers in such securities. Where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the underlying common stocks. Convertible bonds may be matrix-priced based upon the conversion value to the underlying common stocks and market premiums.

     Mortgage backed and asset backed securities are valued at prices obtained from a bond pricing service where available, or at a bid price obtained from one or more of the major dealers in such securities. If a quoted price is unavailable, an equivalent yield or yield spread quote will be obtained from a broker and converted to a price.

     Options, including options on futures that are traded on exchanges, are valued at their last sale price, and if the last sale price is not available then the previous day's sale price is used. However, if the bid price is higher or the asked price is lower than the previous last sale price, the higher bid or lower asked price may be used. Options not traded on an exchange or actively traded are valued at fair value as determined in good faith by the Board of Trustees.

     Long-term corporate bonds may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service take into account many factors, including institutional size trading in similar groups of securities and any developments related to specific securities; however, when such prices are unavailable, such bonds will be valued using broker quotes.

     U.S. Treasury securities and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are valued at representative quoted prices.

     Foreign securities not traded directly, or in American Depositary Receipt
(ADR) or similar form in the United States, are valued at representative quoted prices from the primary exchange in the currency of the country of origin.

     Short-term debt securities which mature in 60 days or less are valued at amortized cost, which approximates market value. Short-term debt securities which mature in more than 60 days are valued at representative quoted prices. The EQ/Alliance Money Market Portfolio values all short-term debt securities at amortized cost.

     Futures contracts are valued at their last sale price or, if there is no sale, at the latest available bid price.

     Forward foreign exchange contracts are valued by interpolating between the forward and spot currency rates as quoted by a pricing service as of a designated hour on the valuation date.

EQ ADVISORS TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
JUNE 30, 2001 (Unaudited)


     Other securities and assets for which market quotations are not readily available or for which valuation can not be provided, are valued at fair value as determined in good faith by the Board of Trustees.

     Securities transactions are recorded on the trade date net of brokerage fees, commissions, and transfer fees. Dividend income is recorded on the ex-dividend date. Interest income (including amortization of premium and discount on long-term securities using the effective yield method) is accrued daily. The Trust records gains and losses realized on prepayments received on mortgage-backed securities in interest income.

     Realized gains and losses on the sale of investments are computed on the basis of the identified cost of the investments sold. Unrealized appreciation (depreciation) on investments and foreign currency denominated assets and liabilities is presented net of deferred taxes on unrealized gains in the Statement of Assets and Liabilities.

     Expenses attributable to a single Portfolio or class are charged to that Portfolio or class. Expenses of the Trust not attributable to a single Portfolio or class are charged to each Portfolio or class in proportion to the average net assets of each Portfolio.

     All income earned and expenses incurred by each Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the daily net assets of such class, except for distribution fees which are charged on a class specific basis.

Foreign Currency Valuation:

     The books and records of the Trust are kept in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at current exchange rates at the following dates:

     (i) market value of investment securities, other assets and liabilities -- at the valuation date.

     (ii) purchases and sales of investment securities, income and expenses -- at the date of such transactions.

     The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on securities.

     Net currency gains or losses realized and unrealized as a result of differences between interest or dividends, withholding taxes, forward foreign currency exchange contracts and foreign cash recorded on the Portfolio's books and the U.S. dollar equivalent amount actually received or paid are presented under foreign currency transactions and foreign currency translations in the realized and unrealized gains and losses section, respectively, of the Statements of Operations.

Taxes:

     The Trust intends to comply with the requirements of the Internal Revenue Code of 1986, as amended ("Code") applicable to regulated investment companies and to distribute substantially all of its net investment income and net realized capital gains to shareholders of each Portfolio. Therefore, no Federal income tax provision is required. Dividends from net investment income are declared and distributed at least annually for all Portfolios. Dividends from net realized short-term and long-term capital gains are declared and distributed at least annually to the shareholders of the Portfolios to which such gains are attributable. All dividends are reinvested in additional full and fractional shares of the related Portfolios. All dividends are distributed on a tax basis and, as such, the amounts may differ from financial statement investment income and realized capital gains. Those differences are primarily due to

EQ ADVISORS TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
JUNE 30, 2001 (Unaudited)


differing book and tax treatments for deferred organization costs, forward foreign currency transactions, losses due to wash sales transactions, mark-to-market of forward contracts, mark-to-market of passive foreign investment companies and straddle transactions.

Organizational Expense:

     Costs incurred by the Trust in connection with its organization have been allocated equally to and capitalized by each of the Portfolios that commenced operations on May 1, 1997 and are deferred and amortized on a straight line basis over a 60-month period from the date the Portfolios commenced operations. On December 31, 1997 an additional $188,040 in organizational costs was capitalized and allocated evenly among the EQ/Equity 500 Index Portfolio, EQ/International Equity Index Portfolio, EQ/Small Company Index Portfolio, EQ/J.P. Morgan Core Bond Portfolio, EQ/Bernstein Diversified Value Portfolio and the EQ/Lazard Small Cap Value Portfolio in connection with their organization. Each of these Portfolios commenced operations on January 1, 1998.


     The Manager has elected to waive the obligations of the Trust under the Organizational Expense Reimbursement Agreement to reimburse and pay the Manager for organization expenses incurred with the formation of the EQ/Alliance Premier Growth Portfolio, EQ/Calvert Socially Responsible Portfolio, EQ/Capital Guardian International Portfolio, EQ/Capital Guardian Research Portfolio, EQ/Capital Guardian U.S. Equity Portfolio, EQ/Evergreen Omega Portfolio, EQ/MFS Investors Trust Portfolio, EQ/Alliance Technology Portfolio, EQ/AXP New Dimensions Portfolio, EQ/AXP Strategy Aggressive Portfolio, EQ/FI Mid Cap Portfolio and EQ/Janus Large Cap Growth Portfolio.

Securities Lending:

     For all Portfolios, the Board of Trustees has approved the lending of portfolio securities, through its custodian bank The Chase Manhattan Bank ("Chase") acting as lending agent, to certain approved broker-dealers in exchange for negotiated lenders' fees. By lending investment securities, a Portfolio attempts to increase its net investment income through the receipt of interest on the cash held as collateral on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would be for the account of the Portfolio. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. Any such loan of portfolio securities will be continuously secured by collateral in cash or high grade debt securities at least equal at all times to the market value of the security loaned. Chase will indemnify each Portfolio from any loss resulting from a borrower's failure to return a loaned security when due. Chase invests the cash collateral and retains a portion of the interest earned. The net amount of interest earned, after the interest rebate, is included in the Statements of Operations as securities lending income. At June 30, 2001, the cash collateral received by each Portfolio for securities loaned was invested by Chase in short-term investments, a money market fund and repurchase agreements in which each Portfolio has a pro rata interest equal to the amount of cash collateral contributed. Such securities are not included in the Portfolio of Investments.

Repurchase Agreements:

     Certain Portfolios may enter into repurchase agreements with qualified and Board of Trustees approved banks, broker-dealers or other financial institutions as a means of earning a fixed rate of return on its cash reserves for periods as short as overnight. A repurchase agreement is a contract pursuant to which a Portfolio, against receipt of securities of at least equal value including accrued interest, agrees to advance a specified sum to the financial institution which agrees to reacquire the securities at a mutually agreed upon time (usually one day) and price. Each repurchase agreement entered into by a Portfolio will provide that the value of the collateral underlying the repurchase agreement will always be at least equal

EQ ADVISORS TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
JUNE 30, 2001 (Unaudited)


to the repurchase price, including any accrued interest. A Portfolio's right to liquidate such securities in the event of a default by the seller could involve certain costs, losses or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase are less than the repurchase price, the Portfolio could suffer a loss.

Options Written:

     Certain Portfolios may write (sell) covered options as a hedge to provide protection against adverse movements in the price of securities in the Portfolio or to enhance investment performance. Certain Portfolios may purchase and sell exchange traded options on foreign currencies. When a Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability and is subsequently adjusted on a daily basis to the current market price of the option written. Premiums received from writing options which expire unexercised are recognized as gains on the expiration date. Premiums received from writing options which are exercised or are canceled in closing purchase transactions are offset against the cost of any securities purchased or added to the proceeds or netted against the amount paid on the transaction to determine the realized gain or loss. In writing options, a Portfolio must assume that the option may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds of the sale or cost of purchase of the underlying securities and currencies pursuant to the call or put option may be substantially below or above the prevailing market price. A Portfolio also has the additional risk of not being able to enter into a closing purchase transaction if a liquid secondary market does not exist and bears the risk of unfavorable changes in the price of the financial instruments underlying the options.

Futures Contracts, Forward Commitments and Foreign Currency Exchange Contracts:

     The futures contracts used by the Portfolios are agreements to buy or sell a financial instrument for a set price in the future. Certain Portfolios may buy or sell futures contracts for the purpose of protecting their portfolio securities against future changes in interest rates and indices which might adversely affect the value of the Portfolios' securities or the price of securities that it intends to purchase at a later date. Initial margin deposits are made upon entering into futures contracts and can be in cash, certain money market instruments, treasury securities or other liquid, high grade debt securities. At June 30, 2001 the EQ/International Equity Index Portfolio had restricted foreign cash in the amount of $736,196 which was held by the broker as collateral which is included in the foreign cash balance on the Statement of Assets and Liabilities. During the period the futures contracts are open, changes in the market price of the contracts are recognized as unrealized gains or losses by "marking-to-market" at the end of each trading day. Variation margin payments on futures contracts are received or made, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolio's basis in the contract. Should interest rates or indices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may incur a loss. The use of futures contracts transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

     Certain Portfolios may make contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments") if they hold, and maintain until the settlement date in a segregated account, cash or liquid securities in an amount sufficient to meet the purchase price, or if they enter into offsetting contracts for the forward sale of other securities they own. Forward commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which is risk in addition to the risk of decline in value of the Portfolio's other assets. Where such purchases are made through dealers, a Portfolio relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to a Portfolio of an advantageous yield or price.

EQ ADVISORS TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
JUNE 30, 2001 (Unaudited)


     Certain Portfolios may purchase foreign currency on a spot (or cash) basis. In addition, certain Portfolios may enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts"). A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from foreign currency transactions. The Advisers, as defined below, may engage in these forward contracts to protect against uncertainty in the level of future exchange rates in connection with the purchase and sale of portfolio securities ("transaction hedging") and to protect the value of specific portfolio positions ("position hedging").

Swaps:

     Certain Portfolios may invest in swap contracts, which are derivatives in the form of a contract or other similar instrument which is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The payment streams are calculated by reference to a specified index and agreed upon notional amount. A Portfolio will usually enter into swaps on a net basis, i.e., the two return streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Portfolio receiving or paying, as the case may be, only the net amount of the two returns. A Portfolio's obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash, or other liquid obligations. A Portfolio will not enter into any swap agreement unless the counterparty meets the rating requirements set forth in guidelines established by the Trust's Board of Trustees.

Market and Credit Risk:

     Written options, futures contracts, forward commitments, forward foreign currency exchange contracts and swaps involve elements of both market and credit risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The risk involved in writing an option on a security is that, if the option is exercised, the underlying security is then purchased or sold by the Portfolio at the contract price, which could be disadvantageous relative to the market price. The contract amounts of these covered written options, futures contracts, forward commitments, forward foreign currency exchange contracts and swaps reflect the extent of the Portfolio's exposure to off-balance sheet risk. The Portfolio bears the market risk which arises from any changes in security values. The credit risk for futures contracts and exchange traded options is limited to failure of the exchange or board of trade which acts as the counterparty to the Portfolio's futures transactions. Forward commitments, forward foreign currency exchange contracts, over-the-counter options and swaps are done directly with the counterparty and not through an exchange and can be terminated only by agreement of both parties to such contracts. With respect to such transactions there is no daily margin settlement and the Portfolio is exposed to the risk of default by the counterparty.

Note 2 Management of the Trust

     The Trust has entered into an investment management agreement (the "Management Agreement") with Equitable (the "Manager"). The Management Agreement states that the Manager will (i) have overall supervisory responsibility for the general management and investment of each Portfolio's assets; (ii) select and contract with investment advisers ("Advisers") to manage the investment operations and composition of each and every Portfolio;
(iii) monitor the Advisers' investment programs and results; (iv) oversee compliance by the Trust with various Federal and state statutes; and (v) carry out the directives of the Board of Trustees. For the six months ended June 30, 2001, for its services under the Management Agreement, the Manager was entitled to receive an annual fee as a percentage of average daily net assets, for each of the following Portfolios, calculated daily and payable monthly as follows:

EQ ADVISORS TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
JUNE 30, 2001 (Unaudited)



INDEX PORTFOLIOS
---------------------------------------
EQ/Equity 500 Index ...................       0.250%
EQ/International Equity Index .........       0.350%
EQ/Small Company Index ................       0.250%


                                                          FIRST           NEXT           NEXT           NEXT
DEBT PORTFOLIOS                                       $750 MILLION    $750 MILLION    $1 BILLION    $2.5 BILLION   THEREAFTER
---------------------------------------------------  --------------  --------------  ------------  -------------- -----------
EQ/Alliance High Yield ............................       0.600%          0.575%         0.550%         0.530%        0.520%
EQ/Alliance Intermediate Government Securities.....       0.500%          0.475%         0.450%         0.430%        0.420%
EQ/Alliance Money Market ..........................       0.350%          0.325%         0.300%         0.280%        0.270%
EQ/Alliance Quality Bond ..........................       0.525%          0.500%         0.475%         0.455%        0.445%
EQ/J.P. Morgan Core Bond ..........................       0.450%          0.425%         0.400%         0.380%        0.370%


                                                          FIRST          NEXT           NEXT           NEXT
EQUITY PORTFOLIOS                                      $1 BILLION     $1 BILLION     $3 BILLION     $5 BILLION   THEREAFTER
---------------------------------------------------   ------------   ------------   ------------   ------------ -----------
EQ/Aggressive Stock ...............................       0.650%         0.600%         0.575%         0.550%       0.525%
EQ/Alliance Common Stock ..........................       0.550%         0.500%         0.475%         0.450%       0.425%
EQ/Alliance Global ................................       0.750%         0.700%         0.675%         0.650%       0.625%
EQ/Alliance Growth and Income .....................       0.600%         0.550%         0.525%         0.500%       0.475%
EQ/Alliance Growth Investors ......................       0.600%         0.550%         0.525%         0.500%       0.475%
EQ/Alliance International .........................       0.850%         0.800%         0.775%         0.750%       0.725%
EQ/Alliance Premier Growth ........................       0.900%         0.850%         0.825%         0.800%       0.775%
EQ/Alliance Small Cap Growth ......................       0.750%         0.700%         0.675%         0.650%       0.625%
EQ/Alliance Technology ............................       0.900%         0.850%         0.825%         0.800%       0.775%
EQ/AXP New Dimensions .............................       0.650%         0.600%         0.575%         0.550%       0.525%
EQ/AXP Strategy Aggressive ........................       0.700%         0.650%         0.625%         0.600%       0.575%
EQ/Balanced .......................................       0.600%         0.550%         0.525%         0.500%       0.475%
EQ/Bernstein Diversified Value ....................       0.650%         0.600%         0.575%         0.550%       0.525%
EQ/Calvert Socially Responsible ...................       0.650%         0.600%         0.575%         0.550%       0.525%
EQ/Capital Guardian International .................       0.850%         0.800%         0.775%         0.750%       0.725%
EQ/Capital Guardian Research ......................       0.650%         0.600%         0.575%         0.550%       0.525%
EQ/Capital Guardian U.S. Equity ...................       0.650%         0.600%         0.575%         0.550%       0.525%
EQ/FI Mid Cap .....................................       0.700%         0.650%         0.625%         0.600%       0.575%
EQ/FI Small/Mid Cap Value .........................       0.750%         0.700%         0.675%         0.650%       0.625%
EQ/Janus Large Cap Growth .........................       0.900%         0.850%         0.825%         0.800%       0.775%
EQ/Evergreen Omega ................................       0.650%         0.600%         0.575%         0.550%       0.525%
EQ/Putnam Growth & Income Value ...................       0.600%         0.550%         0.525%         0.500%       0.475%
EQ/Putnam International Equity ....................       0.850%         0.800%         0.775%         0.750%       0.725%
EQ/Putnam Investors Growth ........................       0.650%         0.600%         0.575%         0.550%       0.525%
EQ/Lazard Small Cap Value .........................       0.750%         0.700%         0.675%         0.650%       0.625%
EQ/Mercury Basic Value Equity .....................       0.600%         0.550%         0.525%         0.500%       0.475%
EQ/MFS Emerging Growth Companies ..................       0.650%         0.600%         0.575%         0.550%       0.525%
EQ/MFS Investors Trust ............................       0.600%         0.550%         0.525%         0.500%       0.475%
EQ/MFS Research ...................................       0.650%         0.600%         0.575%         0.550%       0.525%
EQ/Morgan Stanley Emerging Markets Equity .........       1.150%         1.100%         1.075%         1.050%       1.025%
EQ/T. Rowe Price International Stock ..............       0.850%         0.800%         0.775%         0.750%       0.725%

EQ ADVISORS TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
JUNE 30, 2001 (Unaudited)


     On behalf of the Trust, the Manager has entered into investment advisory agreements ("Advisory Agreements") with each of the Advisers. Each of the Advisory Agreements obligates the Advisers for the respective Portfolios to:
(i) continuously furnish investment programs for the Portfolios; (ii) place all orders for the purchase and sale of investments for the Portfolios with brokers or dealers selected by the Manager or the respective Advisers; and (iii) perform certain limited related administrative functions in connection therewith. The Manager pays the expenses of providing investment advisory services to the Portfolios, including the fees of the Advisers of each Portfolio.

     For EQ/T. Rowe Price International Stock the Manager has agreed not to implement any increase in the applicable management fee rate (as approved by shareholders) until July 31, 2002, unless the Board agrees that such a management fee increase should be put into operation earlier.


Note 3 Administrative Fees

     Equitable serves as Administrator to the Trust. As Administrator, Equitable provides the Trust with necessary administrative, fund accounting, and compliance services. Equitable may carry out its responsibilities either directly or through sub-contracting with third party providers. For these services, the Trust pays Equitable an annual fee payable monthly per the following fee schedule:


FIXED CHARGE

$30,000 for each Portfolio or "sleeve" of a multi-advised Portfolio


TOTAL TRUST AVERAGE NET ASSET CHARGE

0.0400 of 1% on first $3.0 billion
0.0300 of 1% on next $3.0 billion
0.0250 of 1% on next $4.0 billion
0.0225 of 1% in excess of $10.0 billion

     For the six months ended June 30, 2001, Alliance (an affiliate of the Manager) performed certain Administrative functions for various Portfolios of the Trust. The cost of providing these services was paid by the Manager.

Note 4 Custody Fees

     The Trust has entered into a Custody Agreement with Chase. The Custody Agreement provides for an annual fee based on the amount of assets under custody plus transaction charges. Chase serves as custodian of the Trust's portfolio securities and other assets. Under the terms of the Custody Agreement between the Trust and Chase, Chase maintains and deposits in separate accounts, cash, securities and other assets of the Portfolios. Chase is also required, upon the order of the Trust, to deliver securities held by Chase, and to make payments for securities purchased by the Trust. Chase has also entered into sub-custodian agreements with a number of foreign banks and clearing agencies, pursuant to which portfolio securities purchased outside the United States are maintained in the custody of these entities.

Note 5 Distribution Plan

     The Trust has entered into distribution agreements with AXA Advisors LLC and Equitable Distributors, Inc. ("EDI"), both indirect wholly-owned subsidiaries of Equitable (collectively, the "Distributors"), pursuant to which the Distributors serve as the principal underwriters of the Class IA and Class IB shares of the Trust. Class IB shares are subject to distribution fees imposed pursuant to a distribution plan ("Distribution Plan") adopted pursuant to Rule 12b-1 under the 1940 Act. The Distribution Plan provides that each Distributor will be entitled to receive a maximum distribution fee at

EQ ADVISORS TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
JUNE 30, 2001 (Unaudited)


the annual rate of 0.50% of the average net assets attributable to the Trust's Class IB shares. The distribution agreements, however, limit payments for services provided under the Distribution Plan to an annual rate of 0.25% of the average daily net assets attributable to the Trust's Class IB shares. Trust's Class IA shares are not subject to such fees.

Note 6 Expense Limitation

     In the interest of limiting expenses of certain Portfolios, the Manager has entered into an expense limitation agreement with the Trust, with respect to such Portfolios ("Expense Limitation Agreement"), pursuant to which the Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses (excluding the 0.25% annual fee under the Trust's Class IB Distribution Plan) of such Portfolio are limited to:



   0.55% OF AVERAGE DAILY NET ASSETS OF THE
      EQ/J.P. Morgan Core Bond Portfolio
   0.60% OF AVERAGE DAILY NET ASSETS OF THE
      EQ/Small Company Index Portfolio (effective 5/1/01, 0.50% for the period 1/1/01 -- 4/30/01)
   0.65% OF AVERAGE DAILY NET ASSETS OF THE
      EQ/Balanced (effective 5/1/01)
   0.70% OF AVERAGE DAILY NET ASSETS OF THE
      EQ/AXP New Dimensions Portfolio
      EQ/Bernstein Diversified Value Portfolio
      EQ/Capital Guardian Research Portfolio
      EQ/Capital Guardian U.S. Equity Portfolio
      EQ/Evergreen Omega Portfolio
      EQ/Mercury Basic Value Equity Portfolio
      EQ/MFS Investors Trust Portfolio
      EQ/MFS Research Portfolio
      EQ/Putnam Growth & Income Value Portfolio
      EQ/Putnam Investors Growth Portfolio
   0.75% OF AVERAGE DAILY NET ASSETS OF THE
      EQ/AXP Strategy Aggressive Portfolio
      EQ/FI Mid Cap Portfolio
   0.80% OF AVERAGE DAILY NET ASSETS OF THE
      EQ/Calvert Socially Responsible Portfolio
   0.85% OF AVERAGE DAILY NET ASSETS OF THE
      EQ/FI Small/Mid Cap Value Portfolio
      EQ/International Equity Index Portfolio (effective 5/1/01, 0.75% for the period 1/1/01 -- 4/30/01)
      EQ/Lazard Small Cap Value Portfolio
   0.90% OF AVERAGE DAILY NET ASSETS OF THE
      EQ/Alliance Premier Growth Portfolio
      EQ/Alliance Technology Portfolio
      EQ/Janus Large Cap Growth Portfolio
   0.95% OF AVERAGE DAILY NET ASSETS OF THE
      EQ/Capital Guardian International Portfolio
   1.00% OF AVERAGE DAILY NET ASSETS OF THE
      EQ/Putnam International Equity Portfolio
      EQ/T. Rowe Price International Stock Portfolio
   1.55% OF AVERAGE DAILY NET ASSETS OF THE
      EQ/Morgan Stanley Emerging Markets Equity Portfolio (effective
       5/1/01, 1.50% for the period 1/1/01 -- 4/30/01)

EQ ADVISORS TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
JUNE 30, 2001 (Unaudited)


     Each Portfolio may at a later date reimburse to the Manager the management fees waived or other expenses assumed and paid for by the Manager pursuant to the Expense Limitation Agreement within the prior five fiscal years (prior three fiscal years for EQ/Calvert Socially Responsible Portfolio, EQ/Capital Guardian International Portfolio, EQ/Capital Guardian Research Portfolio, EQ/Capital Guardian U.S. Equity Portfolio, EQ/Alliance Premier Growth Portfolio, EQ/Alliance Technology Portfolio, EQ/AXP New Dimensions Portfolio, EQ/AXP Strategy Aggressive Portfolio, EQ/FI Mid Cap Portfolio and EQ/Janus Large Cap Growth Portfolio) provided such Portfolio has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of each Portfolio to exceed the percentage limits mentioned above for the respective period. Consequently, no reimbursement by a Portfolio will be made unless: (i) the Portfolio's assets exceed $100 million;
(ii) the Portfolio's total annual expense ratio is less than the respective percentages stated above for the respective period; and (iii) the payment of such reimbursement has been approved by the Trust's Board of Trustees on a quarterly basis. Any reimbursement will be based on the earliest fees waived or assumed by the Manager. During the period ending June 30, 2001, the Manager received $2,838,070 in reimbursement. At June 30, 2001, under the Expense Limitation Agreement, the amount that would be recoverable from each Portfolio is as follows:


PORTFOLIOS:




                                                                                                                 AMOUNT
                                                                                                                ELIGIBLE
                                                       AMOUNT ELIGIBLE THROUGH                      TOTAL         FOR
                                       -------------------------------------------------------  ELIGIBLE FOR   RECOUPMENT
                                           2002        2003        2004       2005      2006    REIMBURSEMENT  AT 6/30/01
                                       ----------- ----------- ----------- --------- --------- -------------- -----------
EQ/Alliance Premier Growth
 Portfolio ...........................  $239,626    $483,822    $366,127    $    --   $    --    $1,089,575    $      --
EQ/Alliance Technology Portfolio .....        --      79,865     133,139         --        --       213,004           --
EQ/AXP New Dimensions
 Portfolio ...........................        --      14,152      17,994         --        --        32,146           --
EQ/AXP Strategy Aggressive
 Portfolio ...........................        --      13,811      14,958         --        --        28,769           --
EQ/Bernstein Diversified Value
 Portfolio ...........................        --          --      51,228         --    76,986       128,214       16,237*
EQ/Calvert Socially Responsible
 Portfolio ...........................    31,969      42,572      16,206         --        --        90,747           --
EQ/Capital Guardian International
 Portfolio ...........................    65,359      75,906       4,614         --        --       145,879        1,475
EQ/Capital Guardian Research
 Portfolio ...........................    50,116      59,603      27,792         --        --       137,511           --
EQ/Capital Guardian U.S. Equity
 Portfolio ...........................    57,121      65,720      38,020         --        --       160,861           --
EQ/Evergreen Omega Portfolio .........        --          --      47,864     57,964    17,866       123,694           --
EQ/FI Mid Cap Portfolio ..............        --      14,637      27,750         --        --        42,387           --
EQ/FI Small/Mid Cap Value
 Portfolio ...........................   213,311     273,559     128,707     66,661     6,851       689,089        3,742
EQ/International Equity Index
 Portfolio ...........................        --     155,200      70,729     29,961        --       255,890           --

EQ ADVISORS TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
JUNE 30, 2001 (Unaudited)



                                                                                                              AMOUNT
                                                                                                             ELIGIBLE
                                                    AMOUNT ELIGIBLE THROUGH                      TOTAL         FOR
                                     ------------------------------------------------------  ELIGIBLE FOR   RECOUPMENT
                                        2002       2003       2004       2005       2006     REIMBURSEMENT  AT 6/30/01
                                     ---------- ---------- ---------- ---------- ---------- -------------- -----------
EQ/Janus Large Cap Growth
 Portfolio .........................  $     --   $ 17,516   $ 53,163   $     --   $     --    $   70,679    $     --
EQ/J.P. Morgan Core Bond
 Portfolio .........................        --     58,922    123,164     11,101      5,768       198,955      10,456
EQ/Lazard Small Cap Value
 Portfolio .........................        --     81,756     59,209     25,414      7,023       173,402          --
EQ/Mercury Basic Value Equity
 Portfolio .........................    40,413    236,168    262,571     21,556     10,056       570,764      27,309
EQ/MFS Emerging Growth
 Companies Portfolio ...............        --         --         --         --         --            --      49,577
EQ/MFS Investors Trust Portfolio ...        --         --    121,159     45,505         --       166,664       7,402
EQ/MFS Research Portfolio ..........   290,181    477,580    573,236    172,174    106,282     1,619,453          --
EQ/Morgan Stanley Emerging
 Markets Equity Portfolio ..........        --    180,074    533,655    367,826         --     1,081,555     150,072
EQ/Putnam Growth & Income
 Value Portfolio ...................        --    566,113    562,421     27,696         --     1,156,230      99,967
EQ/Putnam International Equity
 Portfolio .........................    78,011    251,387    114,030    114,903         --       558,331      66,122
EQ/Putnam Investors Growth
 Portfolio .........................    34,413    214,923    140,687     87,262     59,072       536,357          --
EQ/Small Company Index
 Portfolio .........................        --    220,614    207,306    136,358      1,204       565,482          --
EQ/T. Rowe Price International
 Stock Portfolio ...................   190,390    215,359    141,721     12,352         --       559,822      84,446

----------
* Amount available for recoupment is a balance transferred through the merger with the T. Rowe Price Equity Income Portfolio.



Note 7 Trustees Deferred Compensation Plan

     A deferred compensation plan for the benefit of the unaffiliated Trustees has been adopted by the Trust. Under the deferred compensation plan, each Trustee may defer payment of all or part of the fees payable for such Trustee's services. Each Trustee may defer payment of such fees until their retirement as a Trustee or until the earlier attainment of a specified age. Fees deferred under the deferred compensation plan, together with accrued interest thereon, will be disbursed to a participating Trustee in monthly installments over a five to twenty year period elected by such Trustee.

Note 8 EQ/Balanced Portfolio Substitution

     After the close of business on May 18, 2001, EQ/Balanced Portfolio acquired all the net assets of the Alliance Conservative Investors Portfolio, EQ/Evergreen Foundation Portfolio, EQ/Putnam Balanced Portfolio and Mercury World Strategy Portfolio ("substitution"). For accounting purposes, this transaction is treated as a merger. The substitution was accomplished by a tax-free exchange of 32,549,522 Class IA shares of Alliance Conservative Investors Portfolio (valued at $386,469,104) 14,796,564 shares of Class IB shares (valued at $174,950,631), 2,099,145 Class IB shares of EQ/Evergreen Foundation Portfolio (valued at $19,883,531), 9,620,433 Class IB shares of EQ/Putnam Balanced Portfolio (valued at

EQ ADVISORS TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
JUNE 30, 2001 (Unaudited)


$118,827,580), and 3,770,277 Class IB Shares of Mercury World Strategy Portfolio (valued at $36,984,980) for 121,210,914 Class IA Shares and 3,612,215 Class IB shares of EQ/Balanced Portfolio outstanding on May 18, 2001. The aggregate net assets of EQ/Balanced Portfolio, Alliance Conservative Investors Portfolio, EQ/Evergreen Foundation Portfolio, EQ/Putnam Balanced Portfolio and Mercury World Strategy Portfolio immediately before the substitutions were $1,956,054,464, $561,419,735, $2,009,145, $118,827,580, and $36,984,980,
respectively, resulting in combined net assets of $2,675,385,904.

Note 9 Shareholder Meeting Results--February 26, 2001

     A special meeting of shareholders of the Lazard Large Cap Portfolio ("Lazard Portfolio") was held to vote on the following proposals:

1. Approval of an amendment to the Investment Advisory Agreement between Equitable, in its capacity as the Trust's investment manager, and Alliance Capital Management, L.P.

     The voting results of this proposal are as follows:


                VOTES FOR     VOTES AGAINST     AUTHORITY WITHHELD
               -----------   ---------------   -------------------
Proposal 1     3,959,920     53,667            205,948

     The proposal replaced Lazard Asset Management, a division of Lazard Freres & Co. LLC ("Lazard") with Alliance as the adviser to the Lazard Portfolio effective March 1, 2001. Alliance provides day-to-day investment advice to the Lazard Portfolio through its Bernstein Investment Research and Management unit ("Bernstein"). Bernstein is a wholly owned subsidiary of Alliance, an affiliate of the Manager.

     The Lazard Portfolio has been renamed the EQ/Bernstein Diversified Value Portfolio ("Bernstein Portfolio").

Note 10 Shareholder Meeting Results--April 23, 2001

     A special meeting of shareholders of the T. Rowe Price Equity Income Portfolio ("Price Portfolio") was held on April 23, 2001 to vote on the following proposals:

1. Approval of an Agreement and Plan of Reorganization ("Reorganization") providing for the acquisition of all of the assets of the Price Portfolio by the Bernstein Portfolio and the assumption of all liabilities of the Price Portfolio by the Bernstein Portfolio in exchange for shares of the Bernstein Portfolio and the subsequent liquidation of the Price Portfolio.

     The voting results of this proposal are as follows:




                VOTES FOR     VOTES AGAINST     AUTHORITY WITHHELD
               -----------   ---------------   -------------------
Proposal 1      5,195,806        512,999             359,590

Note 11 Reorganization Transaction

     After the close of business on May 18, 2001, Bernstein Portfolio acquired all the net assets of the Price Portfolio pursuant to a reorganization transaction. For accounting purposes, this transaction is treated as a merger. The reorganization was accomplished by a tax-free exchange of 908,939 Class IA shares and 24,733,649 Class IB shares of the Bernstein Portfolio (valued at $11,161,771 and $303,729,210, respectively) for 844,310 Class IA shares and 22,980,538 Class IB shares of the Price Portfolio outstanding on May 18, 2001. The Bernstein Portfolio's net assets at that date ($207,841,965), including $11,005,155 of unrealized appreciation, were combined with those of the Price Portfolio. The aggregate net assets of the Bernstein Portfolio and the Price Portfolio immediately before the reorganization were $207,841,965 and $315,013,102, respectively, resulting in combined net assets of $522,855,067.

EQ ADVISORS TRUST
NOTES TO FINANCIAL STATEMENTS--(Concluded)
JUNE 30, 2001 (Unaudited)


Note 12 Subsequent Event


     The Board of Trustees, by unanimous consent dated August 1, 2001, approved the name change of the EQ/Morgan Stanley Emerging Markets Equity Portfolio to the EQ/Emerging Markets Equity Portfolio, to be effective on or about September 1, 2001.